SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 8.9%
Alphabet Inc, Cl A	90,721	$15,448
Alphabet Inc, Cl C	20,323	3,500
AT&T Inc	288,603	7,910
BCE Inc	48,048	1,111
Charter Communications Inc, Cl A *	1,700	618
Comcast Corp, Cl A	146,604	5,260
Fox Corp	44,900	2,586
Liberty Media Corp-Liberty Formula One, Cl C *	9,326	899
Liberty Media Corp-Liberty Live, Cl A *	3,756	269
Meta Platforms Inc, Cl A	26,474	17,690
Netflix Inc *	6,561	6,433
Pinterest Inc, Cl A *	14,436	534
Reddit Inc, Cl A *	647	105
ROBLOX Corp, Cl A *	13,319	848
Roku Inc, Cl A *	3,206	268
Sea Ltd ADR *	12,717	1,618
Sirius XM Holdings Inc	24,600	595
Spotify Technology SA *	5,062	3,078
Take-Two Interactive Software Inc *	137	29
TEGNA Inc	26,800	488
T-Mobile US Inc	1,268	342
Verizon Communications Inc	98,213	4,233
Walt Disney Co/The	7,642	870

		74,732
Consumer Discretionary — 11.1%
Adtalem Global Education Inc *	9,177	939
Airbnb Inc, Cl A *	10,202	1,417
Amazon.com Inc *	74,770	15,872
Amer Sports Inc *	1,295	39
AutoNation Inc *	4,400	802
AutoZone Inc *	2,636	9,208
Best Buy Co Inc	6,500	584
Booking Holdings Inc	368	1,846
BorgWarner Inc	25,100	747
Carter's Inc	9,900	409
Carvana Co, Cl A *	252	59
Deckers Outdoor Corp *	5,511	768
DoorDash Inc, Cl A *	10,072	1,999
eBay Inc	35,748	2,314
Ferrari NV	1,043	485
Five Below Inc *	3,871	336
Ford Motor Co	112,269	1,072
Garmin Ltd	2,853	653
General Motors Co	55,770	2,740
Genuine Parts Co	19,067	2,381
Global-e Online Ltd, Cl E *	3,958	169
Goodyear Tire & Rubber Co/The *	58,400	552
Guess? Inc	18,000	183
Harley-Davidson Inc	25,500	657
Hilton Worldwide Holdings Inc	12,725	3,372

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home Depot Inc/The	13,952	$5,533
Jack in the Box Inc	5,995	230
KB Home	17,600	1,074
Kohl's Corp	13,100	149
Kontoor Brands Inc	5,950	387
Lear Corp	4,700	442
Lowe's Cos Inc	31,745	7,893
Macy's Inc	36,200	519
Marriott International Inc/MD, Cl A	10,868	3,048
Mattel Inc *	33,400	711
MercadoLibre Inc *	507	1,076
MGM Resorts International *	16,800	584
NIKE Inc, Cl B	28,839	2,291
O'Reilly Automotive Inc *	72	99
Peloton Interactive Inc, Cl A *	21,907	165
Penske Automotive Group Inc	3,900	658
Pool Corp	6,317	2,192
PulteGroup Inc	16,400	1,694
Ross Stores Inc	17,357	2,435
Super Group SGHC Ltd	3,760	28
Tapestry Inc	5,323	455
Tesla Inc *	15,032	4,404
TJX Cos Inc/The	48,114	6,003
VF Corp	5,179	129
Victoria's Secret & Co *	4,563	122
Whirlpool Corp	6,200	631

		92,555
Consumer Staples — 6.1%
Albertsons Cos Inc, Cl A	36,800	774
Altria Group Inc	78,515	4,385
Archer-Daniels-Midland Co	13,492	637
Bunge Global SA	8,800	653
Cal-Maine Foods Inc	2,691	243
Campbell Soup Co	21,100	845
Casey's General Stores Inc	7,893	3,269
Coca-Cola Co/The	2,687	191
Coca-Cola Consolidated Inc	965	1,368
Colgate-Palmolive Co	23,910	2,180
Conagra Brands Inc	30,600	782
Costco Wholesale Corp	3,223	3,380
Diageo PLC ADR	11,528	1,254
Dollar General Corp	3,157	234
General Mills Inc	18,200	1,103
Herbalife Ltd *	15,000	124
J M Smucker Co/The	8,500	940
Kenvue Inc	115,940	2,736
Kraft Heinz Co/The	41,780	1,283
Kroger Co/The	37,700	2,444
Maplebear Inc *	10,535	433
Molson Coors Beverage Co, Cl B	34,110	2,091
PepsiCo Inc	29,322	4,500
Philip Morris International Inc	41,853	6,499
Spectrum Brands Holdings Inc	5,194	402

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp	17,528	$2,178
Unilever PLC ADR	50,192	2,841
Walgreens Boots Alliance Inc	33,500	358
Walmart Inc	31,526	3,109

		51,236
Energy — 3.6%
APA Corp	14,000	290
Cameco Corp	14,949	658
Cheniere Energy Inc	10,042	2,295
Chevron Corp	15,205	2,412
ConocoPhillips	34,855	3,456
Devon Energy Corp	23,300	844
Diamondback Energy Inc	16,654	2,647
DT Midstream Inc	6,348	610
Energy Transfer LP	54,425	1,050
EOG Resources Inc	5,000	635
Exxon Mobil Corp	43,572	4,851
Halliburton Co	28,800	759
HF Sinclair Corp	23,000	811
Kinder Morgan Inc	4,778	129
Marathon Petroleum Corp	9,500	1,427
MPLX LP	28,987	1,563
Murphy Oil Corp	16,700	442
Phillips 66	11,200	1,453
Plains All American Pipeline LP	77,134	1,569
Plains GP Holdings LP, Cl A	53,160	1,148
Scorpio Tankers Inc	8,700	347
Valero Energy Corp	6,900	902
Williams Cos Inc/The	3,304	192

		30,490
Financials — 18.7%
Affirm Holdings Inc, Cl A *	3,909	251
Aflac Inc	8,100	887
Allstate Corp/The	1,420	283
Ally Financial Inc	31,200	1,158
American International Group Inc	22,800	1,891
Ameriprise Financial Inc	8,801	4,729
Annaly Capital Management Inc ‡	19,900	437
Aon PLC, Cl A	1,452	594
Bank of America Corp	147,202	6,786
Bank of New York Mellon Corp/The	51,169	4,551
Berkshire Hathaway Inc, Cl B *	1,179	606
Capital One Financial Corp	2,348	471
Charles Schwab Corp/The	10,587	842
Chubb Ltd	12,074	3,447
Citigroup Inc	117,607	9,403
Citizens Financial Group Inc	27,300	1,250
CME Group Inc, Cl A	21,359	5,420
CNA Financial Corp	10,800	529
Corebridge Financial Inc	34,008	1,179
Customers Bancorp Inc *	7,000	378
Discover Financial Services	9,600	1,874

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Everest Group Ltd	3,400	$1,201
FactSet Research Systems Inc	6,535	3,017
Fidelis Insurance Holdings Ltd	31,400	462
Fifth Third Bancorp	16,200	704
First Horizon Corp	47,500	1,023
Goldman Sachs Group Inc/The	8,390	5,221
Hartford Financial Services Group Inc/The	20,100	2,377
Jackson Financial Inc, Cl A	6,721	616
JPMorgan Chase & Co	41,996	11,114
Kinsale Capital Group Inc	6,488	2,802
Lincoln National Corp	12,100	472
M&T Bank Corp	2,100	403
Marsh & McLennan Cos Inc	1,788	425
Mastercard Inc, Cl A	19,474	11,223
MetLife Inc	15,000	1,293
MGIC Investment Corp	60,500	1,489
Moody's Corp	20,790	10,477
Morgan Stanley	64,927	8,642
MSCI Inc, Cl A	11,627	6,866
Navient Corp	52,300	748
PayPal Holdings Inc *	24,761	1,759
Prudential Financial Inc	3,448	397
Radian Group Inc	35,300	1,162
Regions Financial Corp	47,800	1,133
Remitly Global Inc *	14,511	348
Robinhood Markets Inc, Cl A *	22,964	1,150
S&P Global Inc	5,581	2,979
State Street Corp	27,200	2,699
Synchrony Financial	15,762	956
Travelers Cos Inc/The	13,499	3,489
Truist Financial Corp	78,281	3,628
Unum Group	29,526	2,430
Veritex Holdings Inc	18,300	482
Visa Inc, Cl A	28,546	10,354
Wells Fargo & Co	54,822	4,294
Western Union Co/The	49,400	535
Zions Bancorp NA	11,100	600

		155,936
Health Care — 10.7%
AbbVie Inc	7,071	1,478
Baxter International Inc	19,900	687
Becton Dickinson & Co	9,905	2,234
Boston Scientific Corp *	7,668	796
Bristol-Myers Squibb Co	42,500	2,534
Cardinal Health Inc	16,069	2,081
Cencora Inc	7,070	1,793
Centene Corp *	23,400	1,361
Cigna Group/The	4,300	1,328
CVS Health Corp	27,000	1,774
Doximity Inc, Cl A *	3,907	275
Eli Lilly & Co	7,316	6,735
Exelixis Inc *	26,715	1,034
Gilead Sciences Inc	37,539	4,291

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Glaukos Corp *	2,465	$296
HCA Healthcare Inc	5,600	1,715
Incyte Corp *	17,300	1,272
Inmode Ltd *	38,500	721
Intuitive Surgical Inc *	1,020	585
IQVIA Holdings Inc *	2,558	483
Jazz Pharmaceuticals PLC *	6,880	987
Johnson & Johnson	76,189	12,573
LifeStance Health Group Inc *	6,014	47
McKesson Corp	800	512
Medtronic PLC	48,785	4,489
Merck & Co Inc	53,670	4,951
Mettler-Toledo International Inc *	1,954	2,487
Natera Inc *	8,562	1,332
Novartis AG ADR	22,205	2,421
Organon & Co	4,167	62
Pfizer Inc	248,594	6,570
Regeneron Pharmaceuticals Inc	134	94
STERIS PLC	11,282	2,474
Stryker Corp	4,123	1,592
UnitedHealth Group Inc	21,274	10,104
Universal Health Services Inc, Cl B	5,400	946
Vaxcyte Inc *	641	47
Veeva Systems Inc, Cl A *	4,284	960
Viatris Inc	55,200	509
Zoetis Inc, Cl A	15,580	2,606

		89,236
Industrials — 10.2%
Acuity Brands Inc	1,850	550
AGCO Corp	11,000	1,067
Alaska Air Group Inc *	2,613	189
Allegion PLC	12,391	1,595
Allison Transmission Holdings Inc	15,900	1,618
American Airlines Group Inc *	38,300	550
Automatic Data Processing Inc	13,358	4,210
Axon Enterprise Inc *	1,399	739
Booz Allen Hamilton Holding Corp, Cl A	16,695	1,771
Builders FirstSource Inc *	3,100	431
Carrier Global Corp	50,066	3,244
Caterpillar Inc	1,551	533
Cintas Corp	20,071	4,165
CNH Industrial NV	103,800	1,337
Copart Inc *	44,449	2,436
Cummins Inc	6,000	2,209
Delta Air Lines Inc	32,131	1,932
Dover Corp	2,560	509
Eaton Corp PLC	1,800	528
FedEx Corp	7,000	1,840
Ferguson Enterprises Inc	757	134
Flowserve Corp	27,647	1,522
General Dynamics Corp	10,132	2,559
General Electric Co	954	197
GFL Environmental Inc	45,069	2,035

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Graco Inc	36,540	$3,182
Greenbrier Cos Inc/The	5,869	330
Griffon Corp	6,200	448
HEICO Corp, Cl A	7,970	1,699
Honeywell International Inc	1,921	409
Huntington Ingalls Industries Inc	2,000	351
Johnson Controls International PLC	34,423	2,949
Lockheed Martin Corp	3,000	1,351
Lyft Inc, Cl A *	12,274	164
ManpowerGroup Inc	11,900	686
Mueller Industries Inc	5,335	428
Northrop Grumman Corp	487	225
Old Dominion Freight Line Inc	9,670	1,707
Oshkosh Corp	6,200	634
Otis Worldwide Corp	37,375	3,729
Owens Corning	7,800	1,202
PACCAR Inc	4,900	525
Paylocity Holding Corp *	6,632	1,355
RTX Corp	43,770	5,821
Rush Enterprises Inc, Cl A	2,992	174
Science Applications International Corp	3,800	375
Siemens AG ADR	29,513	3,360
Snap-on Inc	4,900	1,672
SS&C Technologies Holdings Inc	14,140	1,259
Textron Inc	19,200	1,435
Trane Technologies PLC	2,175	769
Uber Technologies Inc *	3,015	229
United Airlines Holdings Inc *	24,146	2,265
United Parcel Service Inc, Cl B	13,809	1,644
Upwork Inc *	35,200	561
Vertiv Holdings Co, Cl A	20,513	1,952
Waste Connections Inc	20,953	3,976
Xometry Inc, Cl A *	2,504	68

		84,834
Information Technology — 21.5%
Adobe Inc *	8,213	3,602
Advanced Micro Devices Inc *	1,930	193
Amphenol Corp, Cl A	29,502	1,965
Analog Devices Inc	16,336	3,758
Apple Inc	85,262	20,620
Applied Materials Inc	3,800	601
AppLovin Corp, Cl A *	13,931	4,538
Arista Networks Inc *	9,015	839
Arrow Electronics Inc *	10,200	1,102
Asana Inc, Cl A *	1,782	34
ASML Holding NV, Cl G	744	528
Astera Labs Inc *	9,118	678
Atlassian Corp, Cl A *	3,832	1,089
Autodesk Inc *	1,453	398
BILL Holdings Inc *	939	52
Broadcom Inc	77,928	15,541
Cadence Design Systems Inc *	3,917	981
Cisco Systems Inc	135,137	8,664

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearwater Analytics Holdings Inc, Cl A *	25,253	$785
Cloudflare Inc, Cl A *	1,718	250
Coherent Corp *	5,671	426
Core Scientific Inc *	51,332	573
Dell Technologies Inc, Cl C	14,300	1,469
DoubleVerify Holdings Inc *	22,996	320
Dropbox Inc, Cl A *	31,967	830
DXC Technology Co *	24,600	452
Dynatrace Inc *	12,166	697
EPAM Systems Inc *	954	197
F5 Inc *	6,012	1,758
Flex Ltd *	19,300	731
Fortinet Inc *	3,910	422
Freshworks Inc, Cl A *	24,760	422
Gen Digital Inc	24,000	656
Guidewire Software Inc *	690	139
Hewlett Packard Enterprise Co	90,800	1,799
HP Inc	66,453	2,051
Intel Corp	70,713	1,678
International Business Machines Corp	4,770	1,204
Intuit Inc	6,985	4,288
MACOM Technology Solutions Holdings Inc *	949	110
Marvell Technology Inc	2,977	273
Microsoft Corp	97,295	38,625
MongoDB Inc, Cl A *	2,762	739
Monolithic Power Systems Inc	4,091	2,500
Motorola Solutions Inc	7,144	3,145
Nebius Group NV, Cl A *(A)	26,399	858
NVIDIA Corp	163,613	20,439
Oracle Corp	30,974	5,144
Palantir Technologies Inc, Cl A *	3,710	315
Palo Alto Networks Inc *	1,221	233
QUALCOMM Inc	33,266	5,228
salesforce.com	13,988	4,166
SANDISK CORP *	2,700	126
ServiceNow Inc *	1,308	1,216
Snowflake Inc, Cl A *	6,574	1,164
SPS Commerce Inc *	1,063	142
Taiwan Semiconductor Manufacturing Co Ltd ADR	31,985	5,774
TD SYNNEX Corp	7,900	1,086
Twilio Inc, Cl A *	4,907	588
Western Digital Corp *	8,100	396
Xerox Holdings Corp	46,300	307
Zeta Global Holdings Corp, Cl A *	2,245	39
Zoom Video Communications Inc, Cl A *	5,602	413

		179,356
Materials — 3.0%
Avery Dennison Corp	278	52
Berry Global Group Inc	16,000	1,155
CF Industries Holdings Inc	8,100	656
Chemours Co/The	23,500	351
Dow Inc	63,862	2,434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DuPont de Nemours Inc	1,964	$161
Eastman Chemical Co	6,800	665
Ecolab Inc	475	128
Glatfelter Corp *	2,721	56
Linde PLC	13,801	6,446
LyondellBasell Industries NV, Cl A	5,900	453
NewMarket Corp	1,000	570
O-I Glass Inc *	39,200	450
Reliance Inc	7,769	2,309
Sherwin-Williams Co/The	21,496	7,787
Steel Dynamics Inc	7,200	972
Sylvamo Corp	11,800	839

		25,484
Real Estate — 2.0%
Brixmor Property Group Inc ‡	30,200	844
Compass Inc, Cl A *	58,601	527
Crown Castle Inc ‡	18,897	1,778
Equinix Inc ‡	4,451	4,027
Healthpeak Properties Inc ‡	131,156	2,683
Host Hotels & Resorts Inc ‡	55,300	892
Jones Lang LaSalle Inc *	2,138	581
Service Properties Trust ‡	37,100	111
VICI Properties Inc, Cl A ‡	96,608	3,139
Welltower Inc ‡	7,351	1,129
Zillow Group Inc, Cl A *	922	69
Zillow Group Inc, Cl C *	7,141	547

		16,327
Utilities — 1.9%
American Electric Power Co Inc	1,416	150
Constellation Energy Corp	688	172
Duke Energy Corp	26,959	3,167
Edison International	944	51
Exelon Corp	38,290	1,693
NextEra Energy Inc	43,480	3,051
NRG Energy Inc	33,268	3,517
OGE Energy Corp	6,111	283
PG&E Corp	6,321	103
Southwest Gas Holdings Inc	3,213	241
Talen Energy Corp *	7,453	1,550
UGI Corp	14,800	506
Vistra Corp	8,914	1,192

		15,676
Total Common Stock
(Cost $574,125) ($ Thousands)		815,862

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	10,729,843	$10,730
Total Cash Equivalent
(Cost $10,730) ($ Thousands)		10,730
Total Investments in Securities — 99.0%
(Cost $584,855) ($ Thousands)		$826,592

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	32	Mar-2025	$9,662	$9,541	$(121)
S&P Mid Cap 400 Index E-MINI	8	Mar-2025	2,529	2,480	(49)
			$12,191	$12,021	$(170)

Percentages are based on Net Assets of $834,666 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$6	$—	$(6)	$(1)	$1	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,730	161,753	(170,753)	—	—	10,730	695	—
Totals	$19,736	$161,753	$(170,759)	$(1)	$1	$10,730	$695	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%

Communication Services — 7.9%
Alphabet Inc, Cl A	98,839	$16,830
Alphabet Inc, Cl C	50,604	8,715
AT&T Inc	383,625	10,515
Comcast Corp, Cl A	93,722	3,363
Liberty Media Corp-Liberty Live, Cl C *	3,859	283
Lumen Technologies Inc *	30,073	142
Meta Platforms Inc, Cl A	51,874	34,662
Netflix Inc *	10,475	10,271
Pinterest Inc, Cl A *	8,437	312
Reddit Inc, Cl A *	2,879	466
ROBLOX Corp, Cl A *	20,077	1,278
Roku Inc, Cl A *	9,145	764
Sirius XM Holdings Inc	82,456	1,995
T-Mobile US Inc	15,581	4,202
Verizon Communications Inc	87,975	3,792
Walt Disney Co/The	49,905	5,679
Warner Bros Discovery Inc *	30,439	349

		103,618
Consumer Discretionary — 9.1%
ADT Inc	122,638	1,004
Airbnb Inc, Cl A *	20,904	2,903
Amazon.com Inc *	99,068	21,030
AutoZone Inc *	2,183	7,625
Booking Holdings Inc	1,161	5,824
Caesars Entertainment Inc *	6,754	224
Carnival Corp, Cl A *	50,614	1,211
Deckers Outdoor Corp *	16,783	2,339
DoorDash Inc, Cl A *	23,438	4,651
Duolingo Inc, Cl A *	163	51
eBay Inc	47,905	3,101
Etsy Inc *	5,894	302
Expedia Group Inc *	3,291	651
Garmin Ltd	6,948	1,591
General Motors Co	148,872	7,314
H&R Block Inc	2,731	149
Hilton Worldwide Holdings Inc	9,500	2,517
Home Depot Inc/The	28,255	11,206
Levi Strauss & Co, Cl A	45,721	822
Lowe's Cos Inc	15,939	3,963
Magna International Inc, Cl A	57,610	2,099
Marriott International Inc/MD, Cl A	16,053	4,502
NIKE Inc, Cl B	46,232	3,672
Norwegian Cruise Line Holdings Ltd *	77,244	1,755
Pool Corp	9,331	3,238
PVH Corp	11,180	837
Ralph Lauren Corp, Cl A	4,365	1,183
Ross Stores Inc	25,616	3,594
Royal Caribbean Cruises Ltd	13,372	3,291
Tapestry Inc	6,788	580
Tesla Inc *	22,400	6,563
TJX Cos Inc/The	65,274	8,144

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toll Brothers Inc	5,577	$623

		118,559
Consumer Staples — 6.1%
Albertsons Cos Inc, Cl A	17,680	372
Ambev ADR	802,290	1,661
Archer-Daniels-Midland Co	32,200	1,520
Casey's General Stores Inc	11,649	4,825
Coca-Cola Consolidated Inc	2,782	3,942
Colgate-Palmolive Co	20,877	1,903
Conagra Brands Inc	90,640	2,315
Costco Wholesale Corp	4,757	4,988
Dollar General Corp	56,801	4,214
Estee Lauder Cos Inc/The, Cl A	25,960	1,867
Kroger Co/The	143,992	9,334
Maplebear Inc *	55,208	2,269
PepsiCo Inc	26,468	4,062
Performance Food Group Co *	10,782	918
Philip Morris International Inc	58,063	9,016
Procter & Gamble Co/The	38,722	6,731
Target Corp	25,550	3,174
Tyson Foods Inc, Cl A	52,810	3,239
Walmart Inc	140,169	13,822

		80,172
Energy — 3.1%
BP PLC ADR	88,230	2,922
Canadian Natural Resources Ltd	54,310	1,535
Cheniere Energy Inc	14,821	3,388
Chevron Corp	10,920	1,732
ConocoPhillips	16,900	1,676
Devon Energy Corp	35,170	1,274
Diamondback Energy Inc	24,586	3,908
DT Midstream Inc	11,403	1,096
Energy Transfer LP	199,253	3,844
Kinder Morgan Inc	37,878	1,027
MPLX LP	41,684	2,247
Murphy Oil Corp	16,062	425
Ovintiv Inc	57,924	2,517
Plains All American Pipeline LP	217,790	4,430
Schlumberger NV	40,828	1,701
Shell PLC ADR	38,450	2,594
SM Energy Co	35,413	1,158
Targa Resources Corp	3,545	715
TechnipFMC PLC	993	29
Williams Cos Inc/The	30,120	1,752

		39,970
Financials — 17.4%
Affirm Holdings Inc, Cl A *	2,447	157
Allstate Corp/The	31,074	6,188
Ameriprise Financial Inc	10,185	5,472
Annaly Capital Management Inc ‡	121,370	2,665
Bank of America Corp	287,579	13,257
Bank of New York Mellon Corp/The	55,619	4,947

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berkshire Hathaway Inc, Cl B *	4,169	$2,142
BlackRock Funding Inc/DE	2,331	2,279
Cadence Bank	32,143	1,066
Capital One Financial Corp	27,757	5,567
Charles Schwab Corp/The	15,739	1,252
Citigroup Inc	176,616	14,121
CME Group Inc, Cl A	30,805	7,817
Comerica Inc	34,819	2,240
Corebridge Financial Inc	23,291	808
Everest Group Ltd	7,996	2,824
FactSet Research Systems Inc	5,200	2,401
Fidelity National Financial Inc	44,089	2,845
Fidelity National Information Services Inc	42,424	3,017
Fiserv Inc *	6,332	1,492
Global Payments Inc	66,769	7,030
Goldman Sachs Group Inc/The	15,085	9,387
Intercontinental Exchange Inc	13,112	2,271
Invesco Ltd	111,852	1,945
Jackson Financial Inc, Cl A	6,849	628
JPMorgan Chase & Co	93,773	24,817
Kinsale Capital Group Inc	9,575	4,135
M&T Bank Corp	10,940	2,097
Marsh & McLennan Cos Inc	12,285	2,922
Mastercard Inc, Cl A	27,305	15,736
MGIC Investment Corp	63,269	1,557
Moody's Corp	20,793	10,479
Morgan Stanley	65,783	8,756
MSCI Inc, Cl A	12,880	7,606
Nasdaq Inc	34,945	2,893
OneMain Holdings Inc, Cl A	11,952	642
PayPal Holdings Inc *	8,457	601
Prudential Financial Inc	7,059	813
RenaissanceRe Holdings Ltd	3,543	842
Robinhood Markets Inc, Cl A *	17,438	874
S&P Global Inc	8,374	4,470
Synchrony Financial	73,186	4,441
Travelers Cos Inc/The	17,386	4,494
Visa Inc, Cl A	49,479	17,947
Wells Fargo & Co	53,164	4,164
Willis Towers Watson PLC	10,670	3,624

		227,728
Health Care — 10.9%
AbbVie Inc	18,725	3,914
Agilent Technologies Inc	1,657	212
AstraZeneca PLC ADR	19,310	1,472
Becton Dickinson & Co	8,100	1,827
BioMarin Pharmaceutical Inc *	5,219	371
Bristol-Myers Squibb Co	36,372	2,168
Cardinal Health Inc	2,999	388
Cencora Inc	10,429	2,644
CVS Health Corp	158,428	10,412
DaVita Inc *	930	138
Dexcom Inc *	6,737	595

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Doximity Inc, Cl A *	26,184	$1,846
Edwards Lifesciences Corp *	8,255	591
Elevance Health Inc	1,339	531
Eli Lilly & Co	13,704	12,616
Exelixis Inc *	24,357	942
Genmab ADR *	64,140	1,455
Gilead Sciences Inc	47,372	5,415
GSK PLC ADR	69,250	2,603
Halozyme Therapeutics Inc *	17,004	1,006
HCA Healthcare Inc	6,371	1,951
Hims & Hers Health Inc *	10,083	455
Humana Inc	8,720	2,358
Illumina Inc *	3,631	322
Incyte Corp *	1,954	144
Insulet Corp *	1,674	456
Intuitive Surgical Inc *	769	441
Jazz Pharmaceuticals PLC *	17,380	2,495
Johnson & Johnson	83,937	13,851
McKesson Corp	361	231
Medtronic PLC	89,217	8,210
Merck & Co Inc	17,888	1,650
Mettler-Toledo International Inc *	1,550	1,973
Neurocrine Biosciences Inc *	7,718	916
Organon & Co	62,730	935
Pfizer Inc	250,065	6,609
Regeneron Pharmaceuticals Inc	263	184
ResMed Inc	11,723	2,738
Royalty Pharma PLC, Cl A	68,480	2,304
Sanofi SA ADR	37,240	2,028
Sarepta Therapeutics Inc *	14,534	1,551
STERIS PLC	16,650	3,651
Stryker Corp	10,383	4,010
Teleflex Inc	7,895	1,048
Tenet Healthcare Corp *	2,690	341
UnitedHealth Group Inc	41,285	19,609
Universal Health Services Inc, Cl B	5,076	890
Veeva Systems Inc, Cl A *	18,430	4,131
Viatris Inc	172,860	1,595
Waystar Holding Corp *	4,969	216
Zoetis Inc, Cl A	22,995	3,846

		142,285
Industrials — 9.1%
Acuity Brands Inc	1,769	526
AerCap Holdings NV	43,480	4,483
AGCO Corp	5,624	545
Alaska Air Group Inc *	12,040	870
Allegion PLC	29,379	3,781
American Airlines Group Inc *	111,708	1,603
Automatic Data Processing Inc	23,353	7,360
Axon Enterprise Inc *	3,224	1,704
Booz Allen Hamilton Holding Corp, Cl A	24,640	2,613
Carrier Global Corp	40,100	2,598
Caterpillar Inc	8,664	2,980

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cintas Corp	33,226	$6,894
CNH Industrial NV	144,832	1,865
Comfort Systems USA Inc	2,652	964
Copart Inc *	34,700	1,902
Core & Main Inc, Cl A *	32,358	1,651
Cummins Inc	1,012	373
Delta Air Lines Inc	130,841	7,866
Eaton Corp PLC	927	272
Equifax Inc	8,054	1,975
FedEx Corp	23,315	6,130
Flowserve Corp	61,726	3,397
General Electric Co	34,798	7,202
Graco Inc	29,200	2,542
Honeywell International Inc	4,678	996
Lockheed Martin Corp	6,149	2,769
Lyft Inc, Cl A *	16,043	214
Masco Corp	28,234	2,123
Northrop Grumman Corp	1,488	687
Old Dominion Freight Line Inc	14,272	2,519
Otis Worldwide Corp	28,600	2,854
Paylocity Holding Corp *	10,985	2,244
RTX Corp	68,858	9,157
SS&C Technologies Holdings Inc	55,660	4,957
Textron Inc	18,857	1,409
Trane Technologies PLC	2,996	1,060
TransUnion	26,632	2,462
Uber Technologies Inc *	24,164	1,837
United Airlines Holdings Inc *	19,836	1,861
United Parcel Service Inc, Cl B	1,723	205
Vertiv Holdings Co, Cl A	10,352	985
Waste Connections Inc	30,922	5,868
WESCO International Inc	13,898	2,508

		118,811
Information Technology — 23.7%
Adobe Inc *	12,719	5,578
Advanced Micro Devices Inc *	15,801	1,578
Akamai Technologies Inc *	21,842	1,762
Amphenol Corp, Cl A	44,569	2,968
Analog Devices Inc	12,100	2,784
Apple Inc	269,964	65,288
Applied Materials Inc	11,877	1,877
Arista Networks Inc *	36,369	3,384
Atlassian Corp, Cl A *	15,500	4,406
Autodesk Inc *	4,137	1,134
BILL Holdings Inc *	6,946	383
Broadcom Inc	98,398	19,624
Cisco Systems Inc	111,612	7,155
Clearwater Analytics Holdings Inc, Cl A *	42,262	1,314
Crowdstrike Holdings Inc, Cl A *	4,043	1,575
Dell Technologies Inc, Cl C	4,479	460
Dropbox Inc, Cl A *	4,137	108
Dynatrace Inc *	43,567	2,494
Elastic NV *	7,845	913

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Inc *	14,408	$4,213
Fortinet Inc *	14,863	1,605
Freshworks Inc, Cl A *	23,560	402
Hewlett Packard Enterprise Co	87,695	1,737
HP Inc	37,868	1,169
Intel Corp	281,596	6,682
International Business Machines Corp	7,562	1,909
Intuit Inc *	20,712	12,714
KLA Corp	536	380
Kyndryl Holdings Inc *	21,978	837
Lam Research Corp	43,948	3,373
MACOM Technology Solutions Holdings Inc *	1,346	156
Micron Technology Inc	18,480	1,730
Microsoft Corp	154,684	61,408
MongoDB Inc, Cl A *	3,825	1,023
Monolithic Power Systems Inc	7,517	4,593
Motorola Solutions Inc	14,995	6,601
NetApp Inc	12,695	1,267
NVIDIA Corp	223,981	27,980
ON Semiconductor Corp *	51,440	2,420
Oracle Corp	26,610	4,419
Palantir Technologies Inc, Cl A *	15,114	1,284
Palo Alto Networks Inc *	8,629	1,643
Pegasystems Inc	11,191	879
QUALCOMM Inc	21,509	3,381
Salesforce Inc	34,078	10,150
Samsara, Cl A *	5,417	258
SentinelOne Inc, Cl A *	7,217	149
ServiceNow Inc *	3,687	3,428
Snowflake Inc, Cl A *	1,931	342
SPS Commerce Inc *	871	116
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,261	4,019
TE Connectivity PLC	8,233	1,268
Teradyne Inc	12,775	1,404
Twilio Inc, Cl A *	19,631	2,354
UiPath Inc, Cl A *	120,069	1,477
VeriSign Inc *	1,533	365
Vontier Corp	63,960	2,389
Workday Inc, Cl A *	3,587	945
Zoom Video Communications Inc, Cl A *	29,153	2,149

		309,403
Materials — 2.8%
Alcoa Corp	39,549	1,315
Avery Dennison Corp	4,799	902
Celanese Corp, Cl A	50,850	2,590
Crown Holdings Inc	25,050	2,245
Ecolab Inc	4,804	1,292
FMC Corp	125,719	4,639
Freeport-McMoRan Inc, Cl B	62,330	2,301
Linde PLC	12,729	5,945
Louisiana-Pacific Corp	14,032	1,399
PPG Industries Inc	12,626	1,430

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reliance Inc	11,466	$3,407
RPM International Inc	4,725	585
Sherwin-Williams Co/The	22,649	8,205

		36,255
Real Estate — 2.0%
Brixmor Property Group Inc ‡	77,398	2,164
Compass Inc, Cl A *	53,402	480
Equinix Inc ‡	5,763	5,213
Healthcare Realty Trust Inc, Cl A ‡	37,873	649
Host Hotels & Resorts Inc ‡	53,540	864
Howard Hughes Holdings Inc *	19,160	1,518
Iron Mountain Inc ‡	4,711	439
Jones Lang LaSalle Inc *	3,896	1,059
Lamar Advertising Co, Cl A ‡	13,815	1,716
NNN REIT Inc ‡	24,745	1,050
Simon Property Group Inc ‡	1,748	325
Ventas Inc ‡	47,316	3,273
Welltower Inc ‡	42,745	6,562
Zillow Group Inc, Cl C *	10,421	799

		26,111
Utilities — 2.4%
Constellation Energy Corp	1,185	297
Dominion Energy Inc	54,550	3,089
Edison International	39,187	2,133
Entergy Corp	8,526	744
Exelon Corp	142,854	6,314
FirstEnergy Corp	57,610	2,234
National Fuel Gas Co	36,070	2,713
NRG Energy Inc	51,128	5,405
PG&E Corp	258,020	4,216
Southwest Gas Holdings Inc	6,494	487
Xcel Energy Inc	41,640	3,002

		30,634
Total Common Stock
(Cost $897,783) ($ Thousands)		1,233,546
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Bill
4.255%, 05/20/2025 (A)	$29,600	29,331

Total U.S. Treasury Obligation
(Cost $29,323) ($ Thousands)		29,331

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	44,464,757	$44,465
Total Cash Equivalent
(Cost $44,465) ($ Thousands)		44,465
Total Investments in Securities — 100.1%
(Cost $971,571) ($ Thousands)		$1,307,342

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	53	Mar-2025	$16,082	$15,803	$(279)

A list of the open OTC Swap agreement held by the Fund at February 28, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Mackenzie Investments Corporation Custom Basket of Securities	Custom Financing	Basket Return	Annually	09/15/2025	USD	58,297	$(3,938)	$–	$(3,938)
								$(3,938)	$–	$(3,938)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 28, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

191,987	NVIDIA CORP	$26,763	$(2,822)	72.7%
87,015	ALPHABET INC	15,991	(1,199)	43.4
60,461	AMAZON.COM INC	13,703	(890)	37.2
843	BOOKING HOLDINGS INC	4,335	(113)	11.8
42,862	WELLS FARGO & CO	3,462	(121)	9.4
18,246	SIMON PROPERTY GROUP INC	3,394	(4)	9.2
16,249	EXPEDIA GROUP INC	3,318	(107)	9.0
32,940	COLGATE-PALMOLIVE CO	2,846	153	7.7
81,482	DROPBOX INC	2,711	(598)	7.4
79,548	NEWS CORP	2,403	(130)	6.5
37,183	EDISON INTERNATIONAL	1,907	114	5.2
26,435	PURE STORAGE INC	1,822	(437)	4.9
3,302	S&P GLOBAL INC	1,796	(33)	4.9
14,254	AGCO CORP	1,447	(63)	3.9
19,545	TEXTRON INC	1,416	43	3.8
19,248	INCYTE CORP	1,372	41	3.7
1,378	BLACKROCK INC	1,347	(2)	3.7
46,427	AT&T INC	1,210	60	3.3
6,457	ORACLE CORP	1,161	(91)	3.2
11,442	PEGASYSTEMS INC	985	(88)	2.7
15,968	ONEMAIN HOLDINGS INC	921	(48)	2.5
2,507	SALESFORCE INC	825	(79)	2.2
3,887	TARGA RESOURCES CORP	814	(31)	2.2
10,037	US FOODS HOLDING CORP	711	7	1.9
22,942	SOUTHWEST AIRLINES CO	688	23	1.9
2,635	EQUIFAX INC	648	(2)	1.8
7,744	CHARLES SCHWAB CORP	631	(14)	1.7
22,314	BRIXMOR PROPERTY GROUP INC	615	8	1.7
9,094	DELTA AIR LINES INC (DE)	585	(38)	1.6
7,223	MASCO CORP	558	(14)	1.5
3,145	TELEFLEX INC	533	(116)	1.4
4,085	TERADYNE INC	457	(9)	1.2
1,376	HCA HEALTHCARE INC	436	(15)	1.2
3,831	LOUISIANA-PACIFIC CORP	433	(50)	1.2
1,835	RENAISSANCERE HOLDINGS LTD	427	8	1.2
4,217	ILLUMINA INC	426	(53)	1.2
3,632	NEUROCRINE BIOSCIENCES INC	414	16	1.1

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

4,367	IRON MOUNTAIN INC	$411	$(5)	1.1%
2,395	NATERA INC	406	(34)	1.1
835	BERKSHIRE HATHAWAY INC	403	25	1.1
2,102	ALLSTATE CORP	397	21	1.1
3,224	NETAPP INC	389	(67)	1.1
4,504	CITIGROUP INC	381	(19)	1.0
2,484	WELLTOWER INC	375	8	1.0
8,217	OVINTIV INC	365	(9)	1.0
474	KLA CORPORATION	359	(23)	1.0
25,266	CNH INDUSTRIAL N.V.	336	(11)	0.9
3,152	SAREPTA THERAPEUTICS INC	333	3	0.9
308	NETFLIX INC	319	(18)	0.9
1,914	TE CONNECTIVITY PLC	296	0	0.8

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(5,618)	CF INDUSTRIES HOLDINGS INC	$(2,076)	$61	(5.6)%
(33,030)	ROBINHOOD MARKETS INC	(1,996)	344	(5.4)
(11,928)	HAMILTON LANE INCORPORATED	(1,903)	41	(5.2)
(52,936)	BLACKSTONE SECURED LENDING FUND	(1,820)	38	(4.9)
(2,842)	TYLER TECHNOLOGIES INC	(1,819)	92	(4.9)
(17,512)	SOUTHSTATE CORPORATION	(1,807)	44	(4.9)
(7,669)	INTERACTIVE BROKERS GROUP INC	(1,806)	239	(4.9)
(4,001)	KINSALE CAPITAL GROUP INC	(1,769)	43	(4.8)
(23,282)	COSTAR GROUP INC	(1,757)	(16)	(4.8)
(19,092)	WESTERN ALLIANCE BANCORP	(1,754)	90	(4.8)
(26,177)	COMMERCE BANCSHARES INC	(1,743)	43	(4.7)
(5,072)	MEDPACE HOLDINGS INC	(1,728)	70	(4.7)
(14,174)	PINNACLE FINANCIAL PARTNERS INC	(1,728)	107	(4.7)
(5,016)	POOL CORP	(1,723)	(15)	(4.7)
(4,355)	ERIE INDEMNITY CO	(1,703)	(159)	(4.6)
(13,148)	AMERICAN WATER WORKS CO INC	(1,672)	(124)	(4.5)
(18,204)	CROWN CASTLE INC	(1,626)	(85)	(4.4)
(3,000)	SAIA INC	(1,515)	289	(4.1)
(7,581)	CHART INDUSTRIES INC	(1,503)	60	(4.1)
(204,331)	UWM HOLDINGS CORPORATION	(1,334)	53	(3.6)
(49,701)	GAMESTOP CORP NEW	(1,321)	78	(3.6)
(51,002)	ROCKET LAB USA INC	(1,295)	251	(3.5)
(8,927)	NUCOR CORP	(1,272)	47	(3.5)
(6,124)	CDW CORPORATION	(1,179)	85	(3.2)
(20,300)	INTERNATIONAL PAPER CO	(1,162)	11	(3.2)
(4,823)	FABRINET BEARER	(1,161)	198	(3.2)
(10,399)	UMB FINANCIAL CORP	(1,117)	(30)	(3.0)
(6,817)	FIRST SOLAR INC	(1,110)	183	(3.0)
(13,098)	CF INDUSTRIES HOLDINGS INC	(1,090)	52	(3.0)
(14,189)	UPSTART HOLDINGS INC	(1,084)	139	(2.9)
(6,016)	CRANE COMPANY	(1,038)	58	(2.8)
(5,785)	HEICO CORP	(1,023)	(208)	(2.8)
(6,680)	SPX TECHNOLOGIES INC	(1,010)	39	(2.7)
(8,341)	EXPEDITORS INTERNATIONAL OF WASHINGTON	(984)	7	(2.7)
(2,831)	MADRIGAL PHARMACEUTICALS INC	(962)	(3)	(2.6)
(14,699)	MICROCHIP TECHNOLOGY INC	(938)	67	(2.5)
(26,045)	ESSENTIAL UTILITIES INC	(929)	(71)	(2.5)
(13,459)	TERRENO REALTY CORP	(903)	(8)	(2.5)
(111,934)	JOBY AVIATION INCORPORATION	(889)	106	(2.4)
(17,886)	WAYFAIR INC	(878)	224	(2.4)
(82,147)	ROIVANT SCIENCES LIMITED	(877)	(4)	(2.4)
(6,869)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	(855)	62	(2.3)
(11,222)	RLI CORP	(843)	(12)	(2.3)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(26,989)	AST SPACEMOBILE INC	$(834)	$103	(2.3)%
(2,006)	HUBBELL INC	(793)	46	(2.2)
(7,319)	T. ROWE PRICE GROUP INC	(790)	17	(2.1)
(38,425)	SUMMIT THERAPEUTICS INC	(768)	(26)	(2.1)
(5,037)	CHOICE HOTELS INTERNATIONAL INC	(751)	31	(2.0)
(5,161)	REPLIGEN CORP	(749)	(72)	(2.0)
(4,682)	NOVANTA INC	(674)	(2)	(1.8)
(11,276)	SUPER MICRO COMPUTER INC	(629)	152	(1.7)
(69,658)	AURORA INNOVATION INC	(586)	80	(1.6)
(12,893)	CYTOKINETICS INC	(585)	(7)	(1.6)
(3,835)	SPS COMMERCE INC	(561)	54	(1.5)
(6,117)	DUTCH BROS INC	(522)	39	(1.4)
(6,159)	VAXCYTE INC	(508)	59	(1.4)
(12,868)	FIRST FINANCIAL BANKSHARES INC	(482)	(2)	(1.3)
(6,611)	LOAR HOLDINGS INC	(458)	(21)	(1.2)
(1,407)	CSW INDUSTRIALS INC	(450)	19	(1.2)
(20,276)	NUSCALE POWER CORP	(447)	99	(1.2)
(20,178)	UNITY SOFTWARE INC	(440)	(77)	(1.2)
(3,432)	JBT MAREL CORPORATION	(425)	(27)	(1.2)
(13,382)	IONQ INC	(417)	88	(1.1)
(9,986)	REVOLUTION MEDICINES INC	(414)	8	(1.1)
(3,421)	WESTLAKE CORPORATION	(400)	84	(1.1)
(16,359)	OLD NATIONAL BANCORP	(396)	8	(1.1)

Percentages are based on Net Assets of $1,305,466 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$2	$—	$(2)	$(2)	$2	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	29,003	346,856	(331,394)	—	—	44,465	1,430	—
Totals	$29,005	$346,856	$(331,396)	$(2)	$2	$44,465	$1,430	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.7%

Communication Services — 9.2%
Alphabet Inc, Cl A	185,960	$31,665
Alphabet Inc, Cl C	153,480	26,432
AT&T Inc	225,785	6,189
Charter Communications Inc, Cl A *	2,897	1,053
Comcast Corp, Cl A	119,050	4,271
Electronic Arts Inc	8,265	1,067
Fox Corp	12,027	677
Frontier Communications Parent Inc *	8,300	299
GCI Liberty - Escrow *	4,949	—
IAC Inc *	2,232	103
Interpublic Group of Cos Inc/The	12,845	352
Iridium Communications Inc	2,700	85
Liberty Broadband Corp, Cl A *	80	7
Liberty Broadband Corp, Cl C *	3,678	303
Liberty Global Ltd, Cl A *	6,100	71
Liberty Global PLC *	6,300	76
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	107
Liberty Media Corp-Liberty Formula One, Cl C *	6,000	579
Liberty Media Corp-Liberty Live, Cl A *	731	52
Liberty Media Corp-Liberty Live, Cl C *	1,892	139
Live Nation Entertainment Inc *	5,100	731
Madison Square Garden Sports Corp, Cl A *	486	99
Match Group Inc	8,996	285
Meta Platforms Inc, Cl A	69,300	46,306
Netflix Inc *	13,500	13,238
New York Times Co/The, Cl A	5,400	260
News Corp	3,200	103
News Corp, Cl A	12,946	371
Nexstar Media Group Inc, Cl A	1,000	169
Omnicom Group Inc	6,644	550
Paramount Global, Cl A	715	16
Paramount Global, Cl B	22,586	257
Pinterest Inc, Cl A *	18,300	677
Playtika Holding Corp	1,405	7
ROBLOX Corp, Cl A *	16,000	1,018
Roku Inc, Cl A *	4,300	359
Sirius XM Holdings Inc	5,992	145
Spotify Technology SA *	4,600	2,797
Take-Two Interactive Software Inc *	5,235	1,110
TKO Group Holdings Inc, Cl A *	2,500	377
T-Mobile US Inc	14,992	4,043
Trade Desk Inc/The, Cl A *	14,100	991
TripAdvisor Inc *	5,167	76
Trump Media & Technology Group Corp *	2,100	51
Verizon Communications Inc	132,576	5,714
Walt Disney Co/The	57,150	6,504
Warner Bros Discovery Inc *	73,136	838
ZoomInfo Technologies Inc, Cl A *	12,100	141

		160,760

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Discretionary — 10.7%
ADT Inc	5,483	$45
Advance Auto Parts Inc	2,208	81
Airbnb Inc, Cl A *	13,600	1,889
Amazon.com Inc *	297,040	63,056
APTIV PLC *	6,700	436
Aramark	8,900	330
AutoNation Inc *	832	152
AutoZone Inc *	529	1,848
Bath & Body Works Inc	7,557	274
Best Buy Co Inc	7,147	643
Birkenstock Holding PLC *	1,000	49
Booking Holdings Inc	1,078	5,407
BorgWarner Inc	7,764	231
Boyd Gaming Corp	2,400	183
Bright Horizons Family Solutions Inc *	1,900	246
Brunswick Corp/DE	2,300	140
Burlington Stores Inc *	1,900	474
Caesars Entertainment Inc *	7,200	239
Capri Holdings Ltd *	3,900	86
CarMax Inc *	4,760	395
Carnival Corp, Cl A *	34,000	814
Carter's Inc	1,400	58
Carvana Co, Cl A *	3,600	839
Cava Group Inc *	2,600	247
Chipotle Mexican Grill Inc, Cl A *	42,650	2,302
Choice Hotels International Inc	884	127
Churchill Downs Inc	2,500	296
Columbia Sportswear Co	900	78
Coupang Inc, Cl A *	35,200	834
Crocs Inc *	2,100	209
Darden Restaurants Inc	3,468	695
Deckers Outdoor Corp *	4,800	669
Dick's Sporting Goods Inc	1,858	418
Dillard's Inc, Cl A	100	39
Domino's Pizza Inc	1,200	588
DoorDash Inc, Cl A *	10,900	2,163
DR Horton Inc	8,968	1,137
DraftKings Inc, Cl A *	13,800	605
Duolingo Inc, Cl A *	1,300	406
Dutch Bros Inc, Cl A *	3,400	269
eBay Inc	14,611	946
Etsy Inc *	4,300	220
Expedia Group Inc *	3,722	737
Five Below Inc *	1,400	122
Floor & Decor Holdings Inc, Cl A *	3,600	348
Ford Motor Co	122,784	1,173
GameStop Corp, Cl A *	12,900	323
Gap Inc/The	7,721	175
Garmin Ltd	4,900	1,122
General Motors Co	34,200	1,680
Gentex Corp	7,764	189
Genuine Parts Co	4,711	588

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grand Canyon Education Inc *	1,200	$216
H&R Block Inc	4,725	258
Harley-Davidson Inc	4,103	106
Hasbro Inc	4,967	323
Hilton Worldwide Holdings Inc	7,533	1,996
Home Depot Inc/The	31,279	12,405
Hyatt Hotels Corp, Cl A	1,000	141
Kohl's Corp	5,319	61
Las Vegas Sands Corp	10,293	460
Lear Corp	1,700	160
Leggett & Platt Inc	3,312	30
Lennar Corp, Cl A	7,690	920
Lennar Corp, Cl B	513	59
Light & Wonder Inc, Cl A *	3,300	368
Lithia Motors Inc, Cl A	900	310
LKQ Corp	8,400	354
Lowe's Cos Inc	18,010	4,478
Lucid Group Inc *	23,800	53
Lululemon Athletica Inc *	3,800	1,389
Macy's Inc	9,300	133
Marriott International Inc/MD, Cl A	7,294	2,046
Marriott Vacations Worldwide Corp	1,100	83
Mattel Inc *	11,542	246
McDonald's Corp	22,680	6,993
MGM Resorts International *	6,539	227
Mohawk Industries Inc *	1,766	208
Murphy USA Inc	600	282
Newell Brands Inc	14,293	92
NIKE Inc, Cl B	36,968	2,936
Nordstrom Inc	3,212	78
Norwegian Cruise Line Holdings Ltd *	11,900	270
NVR Inc *	94	681
Ollie's Bargain Outlet Holdings Inc *	1,700	176
O'Reilly Automotive Inc *	1,840	2,527
Penn Entertainment Inc *	3,300	71
Penske Automotive Group Inc	800	135
Planet Fitness Inc, Cl A *	2,700	250
Polaris Inc	1,900	85
Pool Corp	1,200	416
PulteGroup Inc	6,345	655
PVH Corp	2,200	165
QuantumScape Corp, Cl A *	13,000	61
Ralph Lauren Corp, Cl A	1,280	347
RH *	500	161
Rivian Automotive Inc, Cl A *	26,200	310
Ross Stores Inc	10,376	1,456
Royal Caribbean Cruises Ltd	7,400	1,821
Service Corp International/US	4,194	340
SharkNinja Inc *	2,400	252
Skechers USA Inc, Cl A *	3,800	232
Starbucks Corp	36,312	4,205
Tapestry Inc	7,767	663
Tempur Sealy International Inc	5,700	364

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tesla Inc *	87,955	$25,769
Texas Roadhouse Inc, Cl A	2,300	423
Thor Industries Inc	1,700	169
TJX Cos Inc/The	35,616	4,443
Toll Brothers Inc	2,951	329
TopBuild Corp *	900	276
Tractor Supply Co	16,500	913
Travel + Leisure Co	2,768	155
Ulta Beauty Inc *	1,352	495
Under Armour Inc, Cl A *	9,700	66
Under Armour Inc, Cl C *	6,221	39
Vail Resorts Inc	1,400	223
Valvoline Inc *	5,304	196
VF Corp	11,068	276
Wayfair Inc, Cl A *	2,700	107
Wendy's Co/The	6,043	94
Whirlpool Corp	2,016	205
Williams-Sonoma Inc	4,024	783
Wingstop Inc	1,000	235
Wyndham Hotels & Resorts Inc	2,668	289
Wynn Resorts Ltd	3,696	330
YETI Holdings Inc *	3,300	118
Yum! Brands Inc	8,748	1,368

		186,975
Consumer Staples — 5.6%
Albertsons Cos Inc, Cl A	11,700	246
Altria Group Inc	53,040	2,962
Archer-Daniels-Midland Co	14,179	669
BellRing Brands Inc *	3,600	264
BJ's Wholesale Club Holdings Inc *	3,800	385
Boston Beer Co Inc/The, Cl A *	400	98
Brown-Forman Corp, Cl A	2,200	73
Brown-Forman Corp, Cl B	5,217	173
Bunge Global SA	4,600	341
Campbell Soup Co	6,478	260
Casey's General Stores Inc	1,100	456
Celsius Holdings Inc *	5,700	146
Church & Dwight Co Inc	7,414	824
Clorox Co/The	4,203	657
Coca-Cola Co/The	122,340	8,712
Coca-Cola Consolidated Inc	200	283
Colgate-Palmolive Co	25,350	2,311
Conagra Brands Inc	15,276	390
Constellation Brands Inc, Cl A	4,931	865
Costco Wholesale Corp	13,981	14,661
Coty Inc, Cl A *	14,322	82
Darling Ingredients Inc *	6,100	220
Dollar General Corp	6,500	482
Dollar Tree Inc *	6,234	454
elf Beauty Inc *	1,900	134
Estee Lauder Cos Inc/The, Cl A	6,908	497
Flowers Foods Inc	5,525	104
Freshpet Inc *	1,700	182

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Mills Inc	17,092	$1,036
Grocery Outlet Holding Corp *	4,500	53
Hershey Co/The	4,498	777
Hormel Foods Corp	10,456	299
Ingredion Inc	2,200	287
J M Smucker Co/The	3,111	344
Kellanova	8,903	738
Kenvue Inc	60,012	1,416
Keurig Dr Pepper Inc	36,700	1,230
Kimberly-Clark Corp	10,418	1,480
Kraft Heinz Co/The	26,702	820
Kroger Co/The	20,546	1,332
Lamb Weston Holdings Inc	4,762	247
Maplebear Inc *	6,300	259
McCormick & Co Inc/MD	8,586	709
Molson Coors Beverage Co, Cl B	6,262	384
Mondelez International Inc, Cl A	42,306	2,717
Monster Beverage Corp *	23,374	1,277
PepsiCo Inc	43,252	6,638
Performance Food Group Co *	5,200	443
Philip Morris International Inc	48,968	7,604
Pilgrim's Pride Corp *	1,400	76
Post Holdings Inc *	1,800	204
Procter & Gamble Co/The	74,454	12,943
Reynolds Consumer Products Inc	2,000	49
Seaboard Corp	16	45
Spectrum Brands Holdings Inc	1,218	94
Sysco Corp	15,548	1,175
Target Corp	14,375	1,786
Tyson Foods Inc, Cl A	9,165	562
US Foods Holding Corp *	7,300	523
Walgreens Boots Alliance Inc	19,525	209
Walmart Inc	137,037	13,513

		98,200
Energy — 3.3%
Antero Midstream Corp	13,500	229
Antero Resources Corp *	8,500	312
APA Corp	11,159	231
Baker Hughes Co, Cl A	31,240	1,393
Cheniere Energy Inc	7,000	1,600
Chesapeake Energy Corp	7,707	762
Chevron Corp	54,367	8,624
Chord Energy Corp	2,300	263
Civitas Resources Inc	3,700	142
ConocoPhillips	40,621	4,028
Coterra Energy Inc, Cl A	21,881	591
Devon Energy Corp	21,127	765
Diamondback Energy Inc	6,017	956
DT Midstream Inc	3,282	315
EOG Resources Inc	17,990	2,284
EQT Corp	18,319	882
Exxon Mobil Corp	141,793	15,786
Halliburton Co	29,636	781

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hess Corp	8,612	$1,283
HF Sinclair Corp	5,726	202
Kinder Morgan Inc	60,622	1,643
Marathon Petroleum Corp	10,419	1,565
Matador Resources Co	4,300	225
New Fortress Energy Inc, Cl A	1,500	15
NOV Inc	14,580	218
Occidental Petroleum Corp	20,219	987
ONEOK Inc	18,158	1,823
Ovintiv Inc	8,000	348
Permian Resources Corp, Cl A	23,100	325
Phillips 66	12,788	1,658
Range Resources Corp	6,900	256
Schlumberger NV	43,855	1,827
Targa Resources Corp	7,000	1,412
TechnipFMC PLC	12,700	374
Texas Pacific Land Corp	568	811
Valero Energy Corp	10,236	1,338
Viper Energy Inc, Cl A	3,400	158
Weatherford International PLC	2,600	161
Williams Cos Inc/The	37,896	2,205

		58,778
Financials — 14.6%
Affiliated Managers Group Inc	1,120	191
Affirm Holdings Inc, Cl A *	6,500	417
Aflac Inc	17,512	1,917
AGNC Investment Corp ‡	26,859	280
Allstate Corp/The	8,325	1,658
Ally Financial Inc	9,300	345
American Express Co	17,672	5,319
American Financial Group Inc/OH	2,214	280
American International Group Inc	20,123	1,669
Ameriprise Financial Inc	2,980	1,601
Annaly Capital Management Inc ‡	15,802	347
Aon PLC, Cl A	6,121	2,504
Apollo Global Management Inc	16,319	2,436
Arch Capital Group Ltd	11,300	1,050
Ares Management Corp, Cl A	5,600	957
Arthur J Gallagher & Co	7,687	2,596
Assurant Inc	1,793	373
Assured Guaranty Ltd	1,700	148
Axis Capital Holdings Ltd	2,500	242
Bank of America Corp	210,063	9,684
Bank of New York Mellon Corp/The	23,009	2,047
Bank OZK	3,900	187
Berkshire Hathaway Inc, Cl B *	57,900	29,751
BlackRock Funding Inc/DE	4,685	4,581
Blackstone Inc	22,900	3,691
Block Inc, Cl A *	18,100	1,182
Blue Owl Capital Inc, Cl A	18,000	388
BOK Financial Corp	1,075	117
Brighthouse Financial Inc *	2,528	150
Brown & Brown Inc	7,248	859

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capital One Financial Corp	11,825	$2,371
Carlyle Group Inc/The	6,300	314
Cboe Global Markets Inc	3,200	675
Charles Schwab Corp/The	52,428	4,170
Chubb Ltd	12,991	3,709
Cincinnati Financial Corp	5,186	767
Citigroup Inc	60,304	4,821
Citizens Financial Group Inc	15,000	687
CME Group Inc, Cl A	11,470	2,911
CNA Financial Corp	700	34
Coinbase Global Inc, Cl A *	6,300	1,358
Columbia Banking System Inc	6,732	180
Comerica Inc	3,953	254
Commerce Bancshares Inc/MO	3,384	220
Corebridge Financial Inc	9,000	312
Corpay Inc *	2,200	807
Credit Acceptance Corp *	200	98
Cullen/Frost Bankers Inc	1,668	229
Discover Financial Services	8,089	1,579
East West Bancorp Inc	4,700	444
Equitable Holdings Inc	9,300	512
Euronet Worldwide Inc *	1,400	143
Evercore Inc, Cl A	1,200	290
Everest Group Ltd	1,500	530
FactSet Research Systems Inc	1,125	519
Fidelity National Financial Inc	8,352	539
Fidelity National Information Services Inc	17,548	1,248
Fifth Third Bancorp	20,582	895
First American Financial Corp	3,800	250
First Citizens BancShares Inc/NC, Cl A	400	819
First Hawaiian Inc	4,800	129
First Horizon Corp	19,156	413
Fiserv Inc *	17,974	4,236
FNB Corp/PA	11,200	166
Franklin Resources Inc	8,749	177
Global Payments Inc	8,152	858
Globe Life Inc	3,087	393
Goldman Sachs Group Inc/The	9,775	6,083
Hanover Insurance Group Inc/The	1,093	186
Hartford Financial Services Group Inc/The	9,510	1,125
Houlihan Lokey Inc, Cl A	1,700	295
Huntington Bancshares Inc/OH	44,682	736
Interactive Brokers Group Inc, Cl A	3,200	654
Intercontinental Exchange Inc	18,000	3,118
Invesco Ltd	12,000	209
Jack Henry & Associates Inc	2,400	417
Janus Henderson Group PLC	3,000	127
Jefferies Financial Group Inc	5,706	378
JPMorgan Chase & Co	88,870	23,519
Kemper Corp	2,400	162
KeyCorp	29,851	517
Kinsale Capital Group Inc	700	302
KKR & Co Inc	21,600	2,929

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lazard Inc, Cl A	3,800	$191
Lincoln National Corp	6,388	249
Loews Corp	6,136	532
LPL Financial Holdings Inc	2,200	818
M&T Bank Corp	5,157	989
Markel Group Inc *	377	729
MarketAxess Holdings Inc	1,300	251
Marsh & McLennan Cos Inc	15,765	3,750
Mastercard Inc, Cl A	25,800	14,869
MetLife Inc	18,209	1,569
MGIC Investment Corp	6,600	162
Moody's Corp	5,027	2,533
Morgan Stanley	36,514	4,860
Morningstar Inc	800	251
MSCI Inc, Cl A	2,400	1,417
Nasdaq Inc	12,530	1,037
Northern Trust Corp	6,105	673
NU Holdings Ltd/Cayman Islands, Cl A *	100,000	1,075
Old Republic International Corp	6,090	234
OneMain Holdings Inc, Cl A	3,100	167
PayPal Holdings Inc *	31,311	2,225
Pinnacle Financial Partners Inc	2,600	297
PNC Financial Services Group Inc/The	12,422	2,384
Popular Inc	2,453	246
Primerica Inc	1,200	348
Principal Financial Group Inc	6,708	597
Progressive Corp/The	18,380	5,183
Prosperity Bancshares Inc	3,300	253
Prudential Financial Inc	11,163	1,285
Raymond James Financial Inc	5,831	902
Regions Financial Corp	30,187	716
Reinsurance Group of America Inc, Cl A	2,199	446
RenaissanceRe Holdings Ltd	1,700	404
Rithm Capital Corp ‡	15,500	188
RLI Corp	2,800	213
Robinhood Markets Inc, Cl A *	20,600	1,032
Rocket Cos Inc, Cl A *	4,300	60
Ryan Specialty Holdings Inc, Cl A	3,800	266
S&P Global Inc	9,876	5,271
SEI Investments Co †	3,442	276
Shift4 Payments Inc, Cl A *	1,600	158
SLM Corp	5,831	176
SoFi Technologies Inc *	32,100	464
Starwood Property Trust Inc ‡	10,000	205
State Street Corp	8,879	881
Stifel Financial Corp	3,000	319
Synchrony Financial	12,218	741
Synovus Financial Corp	3,696	192
T Rowe Price Group Inc	6,830	722
TFS Financial Corp	2,500	33
Toast Inc, Cl A *	15,000	579
TPG Inc, Cl A	2,700	149
Tradeweb Markets Inc, Cl A	3,900	528

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Travelers Cos Inc/The	7,075	$1,829
Truist Financial Corp	41,463	1,922
Unum Group	6,205	511
US Bancorp	48,597	2,279
UWM Holdings Corp	2,300	14
Virtu Financial Inc, Cl A	2,700	99
Visa Inc, Cl A	49,800	18,063
Voya Financial Inc	3,300	238
W R Berkley Corp	9,071	572
Webster Financial Corp	5,746	324
Wells Fargo & Co	105,066	8,229
Western Alliance Bancorp	3,600	313
Western Union Co/The	11,528	125
WEX Inc *	1,500	236
White Mountains Insurance Group Ltd	79	146
Willis Towers Watson PLC	3,262	1,108
Wintrust Financial Corp	2,400	299
XP Inc, Cl A	12,400	175
Zions Bancorp NA	4,202	227

		256,585
Health Care — 10.5%
10X Genomics Inc, Cl A *	4,400	47
Abbott Laboratories	54,537	7,527
AbbVie Inc	55,901	11,685
Acadia Healthcare Co Inc *	3,500	105
Agilent Technologies Inc	9,064	1,159
Align Technology Inc *	2,200	411
Alnylam Pharmaceuticals Inc *	4,000	987
Amedisys Inc *	1,200	110
Amgen Inc	16,858	5,193
Apellis Pharmaceuticals Inc *	4,200	106
Avantor Inc *	21,900	366
Azenta Inc *	1,800	79
Baxter International Inc	17,415	601
Becton Dickinson & Co	8,970	2,023
Biogen Inc *	4,300	604
BioMarin Pharmaceutical Inc *	6,400	455
Bio-Rad Laboratories Inc, Cl A *	700	186
Bio-Techne Corp	5,264	325
Boston Scientific Corp *	46,139	4,789
Bristol-Myers Squibb Co	63,619	3,793
Bruker Corp	3,500	165
Cardinal Health Inc	7,529	975
Cencora Inc	5,424	1,375
Centene Corp *	15,958	928
Certara Inc *	5,700	68
Charles River Laboratories International Inc *	1,743	288
Chemed Corp	500	300
Cigna Group/The	8,602	2,657
Cooper Cos Inc/The *	5,816	526
CVS Health Corp	39,299	2,583
Danaher Corp	20,302	4,218

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DaVita Inc *	1,185	$175
DENTSPLY SIRONA Inc	7,066	117
Dexcom Inc *	11,900	1,052
Doximity Inc, Cl A *	3,700	261
Edwards Lifesciences Corp *	18,684	1,338
Elanco Animal Health Inc *	16,637	186
Elevance Health Inc	7,231	2,870
Eli Lilly & Co	25,271	23,265
Encompass Health Corp	3,400	340
Enovis Corp *	2,166	84
Envista Holdings Corp *	4,500	90
Exact Sciences Corp *	6,600	313
Exelixis Inc *	7,600	294
Fortrea Holdings Inc *	3,890	54
GE HealthCare Technologies Inc	13,956	1,219
Gilead Sciences Inc	40,034	4,576
Globus Medical Inc, Cl A *	4,000	321
GRAIL Inc *	1,017	39
HCA Healthcare Inc	6,000	1,838
Henry Schein Inc *	4,568	330
Hologic Inc *	7,900	501
Humana Inc	3,675	994
IDEXX Laboratories Inc *	2,604	1,138
Illumina Inc *	5,205	462
Incyte Corp *	4,800	353
Inspire Medical Systems Inc *	700	130
Insulet Corp *	2,300	626
Intra-Cellular Therapies Inc *	2,900	372
Intuitive Surgical Inc *	11,115	6,371
Ionis Pharmaceuticals Inc *	4,900	163
IQVIA Holdings Inc *	5,613	1,060
Jazz Pharmaceuticals PLC *	2,300	330
Johnson & Johnson	76,100	12,558
Labcorp Holdings Inc	2,490	625
Masimo Corp *	1,200	227
McKesson Corp	4,070	2,606
Medpace Holdings Inc *	900	295
Medtronic PLC	40,226	3,702
Merck & Co Inc	79,943	7,375
Mettler-Toledo International Inc *	649	826
Moderna Inc *	11,400	353
Molina Healthcare Inc *	1,700	512
Natera Inc *	3,800	591
Neurocrine Biosciences Inc *	3,200	380
Organon & Co	9,754	145
Penumbra Inc *	1,100	314
Perrigo Co PLC	7,800	226
Pfizer Inc	178,222	4,710
Premier Inc, Cl A	4,400	80
QIAGEN NV	7,308	281
Quest Diagnostics Inc	3,744	647
QuidelOrtho Corp *	1,900	76
Regeneron Pharmaceuticals Inc	3,342	2,335

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Repligen Corp *	1,900	$303
ResMed Inc	4,712	1,100
Revvity Inc	4,134	464
Roivant Sciences Ltd *	14,600	157
Royalty Pharma PLC, Cl A	13,200	444
Sarepta Therapeutics Inc *	3,100	331
Solventum Corp *	4,715	376
Sotera Health Co *	4,500	56
STERIS PLC	3,000	658
Stryker Corp	11,404	4,404
Teleflex Inc	1,640	218
Tenet Healthcare Corp *	2,900	367
Thermo Fisher Scientific Inc	12,025	6,361
Ultragenyx Pharmaceutical Inc *	3,500	150
United Therapeutics Corp *	1,400	448
UnitedHealth Group Inc	29,020	13,783
Universal Health Services Inc, Cl B	1,976	346
Veeva Systems Inc, Cl A *	4,700	1,053
Vertex Pharmaceuticals Inc *	8,100	3,886
Viatris Inc	40,322	372
Viking Therapeutics Inc *	3,900	113
Waters Corp *	1,973	744
West Pharmaceutical Services Inc	2,300	534
Zimmer Biomet Holdings Inc	5,925	618
Zoetis Inc, Cl A	14,244	2,382

		184,428
Industrials — 9.0%
3M Co	17,162	2,662
A O Smith Corp	3,800	253
AAON Inc	2,500	192
Acuity Brands Inc	900	267
Advanced Drainage Systems Inc	2,300	256
AECOM	4,316	432
AGCO Corp	2,400	233
Air Lease Corp, Cl A	4,100	196
Alaska Air Group Inc *	2,900	210
Allegion PLC	2,766	356
Allison Transmission Holdings Inc	3,000	305
Amentum Holdings Inc *	4,284	84
American Airlines Group Inc *	19,300	277
AMETEK Inc	7,528	1,425
API Group Corp *	8,400	330
Armstrong World Industries Inc	1,700	261
Automatic Data Processing Inc	12,892	4,063
Avis Budget Group Inc *	700	55
Axon Enterprise Inc *	2,300	1,215
AZEK Co Inc/The, Cl A *	4,800	225
Boeing Co/The *	22,192	3,875
Booz Allen Hamilton Holding Corp, Cl A	3,900	414
Broadridge Financial Solutions Inc	3,573	862
Builders FirstSource Inc *	3,300	459
BWX Technologies Inc	3,150	328
CACI International Inc, Cl A *	736	246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carlisle Cos Inc	1,466	$500
Carrier Global Corp	25,978	1,683
Caterpillar Inc	15,347	5,279
CH Robinson Worldwide Inc	4,048	411
Cintas Corp	10,728	2,226
Clarivate PLC *	17,400	75
Clean Harbors Inc *	1,800	384
CNH Industrial NV	29,600	381
Comfort Systems USA Inc	1,000	363
Concentrix Corp	1,600	72
Copart Inc *	28,444	1,559
Core & Main Inc, Cl A *	6,600	337
Crane Co	1,800	293
CSX Corp	60,488	1,936
Cummins Inc	4,348	1,601
Curtiss-Wright Corp	1,300	418
Dayforce Inc *	5,000	310
Deere & Co	7,919	3,807
Delta Air Lines Inc	19,900	1,196
Donaldson Co Inc	4,044	279
Dover Corp	4,357	866
Dun & Bradstreet Holdings Inc	8,900	81
Eaton Corp PLC	12,416	3,642
EMCOR Group Inc	1,400	572
Emerson Electric Co	17,810	2,166
Equifax Inc	3,856	946
Esab Corp	2,166	271
Everus Construction Group Inc *	1,705	71
Expeditors International of Washington Inc	4,648	546
Fastenal Co	17,748	1,344
FedEx Corp	7,344	1,931
Ferguson Enterprises Inc	6,300	1,118
Flowserve Corp	3,400	187
Fortive Corp	10,953	871
Fortune Brands Innovations Inc	4,220	273
FTI Consulting Inc *	1,100	182
Gates Industrial Corp PLC *	4,900	106
GE Vernova Inc	8,642	2,897
Generac Holdings Inc *	2,000	272
General Dynamics Corp	8,672	2,191
General Electric Co	33,870	7,010
Genpact Ltd	5,100	271
Graco Inc	5,672	494
GXO Logistics Inc *	3,900	154
Hayward Holdings Inc *	5,500	80
HEICO Corp	1,410	373
HEICO Corp, Cl A	2,621	559
Hexcel Corp	3,300	209
Honeywell International Inc	20,490	4,362
Howmet Aerospace Inc	12,767	1,744
Hubbell Inc, Cl B	1,692	629
Huntington Ingalls Industries Inc	1,337	235
IDEX Corp	2,593	504

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	9,280	$2,450
Ingersoll Rand Inc	12,665	1,074
ITT Inc	2,751	389
Jacobs Solutions Inc	3,684	472
JB Hunt Transport Services Inc	2,452	395
Johnson Controls International PLC	21,666	1,856
KBR Inc	4,100	201
Kirby Corp *	2,000	208
Knight-Swift Transportation Holdings Inc, Cl A	5,300	267
L3Harris Technologies Inc	5,834	1,202
Landstar System Inc	1,365	217
Leidos Holdings Inc	3,973	516
Lennox International Inc	1,020	613
Lincoln Electric Holdings Inc	1,700	351
Lockheed Martin Corp	6,573	2,960
Lyft Inc, Cl A *	10,000	133
ManpowerGroup Inc	1,484	86
Masco Corp	6,379	480
MasTec Inc *	2,100	274
Middleby Corp/The *	1,800	298
MSA Safety Inc	1,200	196
MSC Industrial Direct Co Inc, Cl A	1,820	146
Nordson Corp	1,900	400
Norfolk Southern Corp	6,995	1,719
Northrop Grumman Corp	4,378	2,022
nVent Electric PLC	5,273	318
Old Dominion Freight Line Inc	6,100	1,077
Oshkosh Corp	2,259	231
Otis Worldwide Corp	12,439	1,241
Owens Corning	2,900	447
PACCAR Inc	15,944	1,710
Parker-Hannifin Corp	4,004	2,677
Parsons Corp *	1,700	99
Paychex Inc	10,007	1,518
Paycom Software Inc	1,500	329
Paycor HCM Inc *	1,700	38
Paylocity Holding Corp *	1,300	266
Pentair PLC	5,573	525
Quanta Services Inc	4,467	1,160
RB Global Inc	6,210	636
RBC Bearings Inc *	900	323
Regal Rexnord Corp	2,276	295
Republic Services Inc, Cl A	6,442	1,527
Robert Half Inc	2,676	158
Rockwell Automation Inc	3,604	1,035
Rollins Inc	8,337	437
RTX Corp	41,862	5,567
Ryder System Inc	1,206	198
Saia Inc *	800	328
Schneider National Inc, Cl B	400	11
Science Applications International Corp	1,700	168
Sensata Technologies Holding PLC	5,100	147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Simpson Manufacturing Co Inc	1,600	$263
SiteOne Landscape Supply Inc *	1,500	189
Snap-on Inc	1,691	577
Southwest Airlines Co	20,320	631
Spirit AeroSystems Holdings Inc, Cl A *	4,400	154
SS&C Technologies Holdings Inc	7,300	650
Stanley Black & Decker Inc	4,693	406
Tetra Tech Inc	8,500	248
Textron Inc	6,222	465
Timken Co/The	2,169	176
Toro Co/The	3,540	284
Trane Technologies PLC	7,100	2,511
TransDigm Group Inc	1,693	2,315
TransUnion	6,300	582
Trex Co Inc *	3,700	228
Uber Technologies Inc *	64,500	4,903
U-Haul Holding Co *	400	28
U-Haul Holding Co, Cl B	3,600	222
Union Pacific Corp	19,132	4,720
United Airlines Holdings Inc *	10,600	994
United Parcel Service Inc, Cl B	22,741	2,707
United Rentals Inc	2,000	1,285
Valmont Industries Inc	600	209
Veralto Corp	7,667	765
Verisk Analytics Inc, Cl A	4,500	1,336
Vertiv Holdings Co, Cl A	11,500	1,094
Vestis Corp	5,150	61
Waste Management Inc	12,694	2,955
Watsco Inc	1,000	504
WESCO International Inc	1,500	271
Westinghouse Air Brake Technologies Corp	5,537	1,026
WillScot Holdings Corp, Cl A *	6,700	221
Woodward Inc	1,900	359
WW Grainger Inc	1,387	1,416
XPO Inc *	3,600	443
Xylem Inc/NY	7,402	969

		157,306
Information Technology — 28.7%
Accenture PLC, Cl A	19,800	6,900
Adobe Inc *	14,002	6,141
Advanced Micro Devices Inc *	50,713	5,064
Akamai Technologies Inc *	4,818	389
Allegro MicroSystems Inc *	4,200	94
Amdocs Ltd	3,100	270
Amkor Technology Inc	4,100	86
Amphenol Corp, Cl A	36,936	2,460
Analog Devices Inc	15,903	3,659
ANSYS Inc *	2,900	966
Appfolio Inc, Cl A *	800	172
Apple Inc	453,063	109,569
Applied Materials Inc	26,155	4,134
AppLovin Corp, Cl A *	8,200	2,671
Arista Networks Inc *	33,000	3,071

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arrow Electronics Inc *	2,089	$226
Aspen Technology Inc *	970	257
Astera Labs Inc *	3,500	260
Atlassian Corp, Cl A *	5,000	1,421
Autodesk Inc *	6,737	1,847
Avnet Inc	3,610	182
Bentley Systems Inc, Cl B	5,100	224
BILL Holdings Inc *	3,700	204
Broadcom Inc	143,780	28,674
Cadence Design Systems Inc *	8,463	2,120
CCC Intelligent Solutions Holdings Inc *	13,500	138
CDW Corp/DE	4,500	802
Ciena Corp *	4,300	342
Cirrus Logic Inc *	1,800	188
Cisco Systems Inc	125,827	8,067
Cloudflare Inc, Cl A *	9,400	1,366
Cognex Corp	5,800	190
Cognizant Technology Solutions Corp, Cl A	15,676	1,306
Coherent Corp *	4,183	314
Confluent Inc, Cl A *	7,800	248
Corning Inc	23,558	1,181
Crane NXT Co	2,100	117
Crowdstrike Holdings Inc, Cl A *	7,400	2,883
Datadog Inc, Cl A *	9,300	1,084
Dell Technologies Inc, Cl C	8,500	873
DocuSign Inc, Cl A *	5,900	491
Dolby Laboratories Inc, Cl A	1,943	159
DoubleVerify Holdings Inc *	4,800	67
Dropbox Inc, Cl A *	8,300	216
DXC Technology Co *	6,636	122
Dynatrace Inc *	10,100	578
Elastic NV *	2,800	326
Enphase Energy Inc *	4,500	258
Entegris Inc	5,200	526
EPAM Systems Inc *	1,900	392
F5 Inc *	1,831	535
Fair Isaac Corp *	700	1,320
First Solar Inc *	3,600	490
Five9 Inc *	2,200	80
Fortinet Inc *	20,100	2,171
Gartner Inc *	2,410	1,201
Gen Digital Inc	16,348	447
Gitlab Inc, Cl A *	3,600	217
GLOBALFOUNDRIES Inc *	2,700	105
Globant SA *	1,400	211
GoDaddy Inc, Cl A *	4,400	790
Guidewire Software Inc *	2,800	564
Hewlett Packard Enterprise Co	43,470	861
HP Inc	30,570	944
HubSpot Inc *	1,600	1,158
Informatica Inc, Cl A *	1,700	33
Intel Corp	137,458	3,262
International Business Machines Corp	28,901	7,296

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intuit Inc	8,552	$5,250
IPG Photonics Corp *	800	47
Jabil Inc	3,274	507
Juniper Networks Inc	10,625	385
Keysight Technologies Inc *	5,332	851
KLA Corp	4,249	3,012
Kyndryl Holdings Inc *	6,459	246
Lam Research Corp	40,220	3,086
Lattice Semiconductor Corp *	3,800	237
Littelfuse Inc	800	186
Lumentum Holdings Inc *	1,800	127
MACOM Technology Solutions Holdings Inc *	2,000	231
Manhattan Associates Inc *	2,000	354
Marvell Technology Inc	26,838	2,464
Microchip Technology Inc	16,530	973
Micron Technology Inc	34,516	3,232
Microsoft Corp	235,416	93,458
MicroStrategy Inc, Cl A *	5,100	1,303
MKS Instruments Inc	2,300	211
MongoDB Inc, Cl A *	2,400	642
Monolithic Power Systems Inc	1,502	918
Motorola Solutions Inc	5,114	2,251
nCino Inc *	2,900	91
NetApp Inc	6,355	634
Nutanix Inc, Cl A *	7,800	600
NVIDIA Corp	740,640	92,521
Okta Inc, Cl A *	5,000	452
ON Semiconductor Corp *	12,800	602
Onto Innovation Inc *	1,400	204
Oracle Corp	49,520	8,223
Palantir Technologies Inc, Cl A *	63,200	5,367
Palo Alto Networks Inc *	20,324	3,870
Pegasystems Inc	1,500	118
Procore Technologies Inc *	3,100	237
PTC Inc *	3,900	638
Pure Storage Inc, Cl A *	9,900	519
Qorvo Inc *	3,500	254
QUALCOMM Inc	35,159	5,526
RingCentral Inc, Cl A *	3,100	88
Roper Technologies Inc	3,300	1,929
Salesforce Inc	29,118	8,673
SANDISK CORP *	3,365	158
SentinelOne Inc, Cl A *	9,400	194
ServiceNow Inc *	6,500	6,043
Skyworks Solutions Inc	5,500	367
Snowflake Inc, Cl A *	9,900	1,753
Super Micro Computer Inc *	17,000	705
Synopsys Inc *	4,782	2,187
TD SYNNEX Corp	2,500	344
Teledyne Technologies Inc *	1,467	756
Teradata Corp *	2,989	71
Teradyne Inc	5,363	589
Texas Instruments Inc	28,608	5,607

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Trimble Inc *	8,228	$592
Twilio Inc, Cl A *	4,500	540
Tyler Technologies Inc *	1,400	852
UiPath Inc, Cl A *	15,800	194
Unity Software Inc *	7,700	197
Universal Display Corp	1,600	246
VeriSign Inc *	2,785	662
Vontier Corp	5,901	220
Western Digital Corp *	10,096	494
Wolfspeed Inc *	5,000	29
Workday Inc, Cl A *	6,700	1,764
Zebra Technologies Corp, Cl A *	1,725	543
Zoom Video Communications Inc, Cl A *	8,500	626
Zscaler Inc *	2,800	549

		501,779
Materials — 2.3%
Air Products and Chemicals Inc	6,894	2,180
Albemarle Corp	3,973	306
Alcoa Corp	8,600	286
Amcor PLC	48,600	492
AptarGroup Inc	2,200	323
Ardagh Metal Packaging SA	3,000	9
Ashland Inc	1,676	102
ATI Inc *	4,500	262
Avery Dennison Corp	2,710	509
Axalta Coating Systems Ltd *	7,400	268
Ball Corp	8,500	448
Berry Global Group Inc	3,900	282
Celanese Corp, Cl A	3,883	198
CF Industries Holdings Inc	6,030	489
Chemours Co/The	4,300	64
Cleveland-Cliffs Inc *	14,100	153
Corteva Inc	21,876	1,378
CRH PLC	21,400	2,194
Crown Holdings Inc	3,951	354
Dow Inc	21,376	815
DuPont de Nemours Inc	12,809	1,047
Eagle Materials Inc	1,200	271
Eastman Chemical Co	3,928	384
Ecolab Inc	7,755	2,086
Element Solutions Inc	6,200	162
FMC Corp	4,420	163
Freeport-McMoRan Inc, Cl B	45,524	1,680
Graphic Packaging Holding Co	10,300	275
Huntsman Corp	6,029	102
International Flavors & Fragrances Inc	7,652	626
International Paper Co	11,855	668
Linde PLC	15,100	7,052
Louisiana-Pacific Corp	2,200	219
LyondellBasell Industries NV, Cl A	8,660	665
Martin Marietta Materials Inc	1,863	900
Mosaic Co/The	10,878	260
MP Materials Corp *	5,300	127

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NewMarket Corp	200	$114
Newmont Corp	36,333	1,557
Nucor Corp	7,190	988
Olin Corp	4,000	102
Packaging Corp of America	2,999	639
PPG Industries Inc	7,265	823
Reliance Inc	1,600	475
Royal Gold Inc	2,200	323
RPM International Inc	4,069	504
Scotts Miracle-Gro Co/The, Cl A	1,606	94
Sealed Air Corp	4,868	166
Sherwin-Williams Co/The	7,311	2,649
Silgan Holdings Inc	2,308	125
Smurfit WestRock PLC	16,045	836
Sonoco Products Co	3,246	155
Southern Copper Corp	2,961	263
Steel Dynamics Inc	4,300	581
United States Steel Corp	7,600	306
Vulcan Materials Co	4,257	1,053
Westlake Corp	1,300	146

		39,698
Real Estate — 2.5%
Agree Realty Corp ‡	3,800	280
Alexandria Real Estate Equities Inc ‡	6,000	614
American Homes 4 Rent, Cl A ‡	10,700	396
American Tower Corp, Cl A ‡	15,012	3,087
Americold Realty Trust Inc ‡	9,600	220
AvalonBay Communities Inc ‡	4,541	1,027
Brixmor Property Group Inc ‡	10,100	282
BXP Inc ‡	5,584	396
Camden Property Trust ‡	3,547	440
CBRE Group Inc, Cl A *	9,517	1,351
CoStar Group Inc *	12,300	938
Cousins Properties Inc ‡	4,300	130
Crown Castle Inc ‡	13,496	1,270
CubeSmart ‡	7,000	289
Digital Realty Trust Inc ‡	10,596	1,656
EastGroup Properties Inc ‡	1,600	293
EPR Properties ‡	2,800	149
Equinix Inc ‡	3,063	2,771
Equity LifeStyle Properties Inc ‡	6,400	439
Equity Residential ‡	12,577	933
Essex Property Trust Inc ‡	2,163	674
Extra Space Storage Inc ‡	6,498	991
Federal Realty Investment Trust ‡	2,396	253
First Industrial Realty Trust Inc ‡	4,600	263
Gaming and Leisure Properties Inc ‡	8,835	443
Healthcare Realty Trust Inc, Cl A ‡	12,800	219
Healthpeak Properties Inc ‡	22,874	468
Highwoods Properties Inc ‡	3,900	114
Host Hotels & Resorts Inc ‡	22,240	359
Howard Hughes Holdings Inc *	1,073	85
Invitation Homes Inc ‡	18,200	619

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Iron Mountain Inc ‡	9,303	$867
Jones Lang LaSalle Inc *	1,500	408
Kilroy Realty Corp ‡	4,600	164
Kimco Realty Corp ‡	22,371	494
Lamar Advertising Co, Cl A ‡	2,940	365
Lineage Inc ‡	2,100	127
Medical Properties Trust Inc ‡	17,800	105
Mid-America Apartment Communities Inc ‡	3,950	664
Millrose Properties Inc *	4,102	94
National Storage Affiliates Trust ‡	2,200	85
NNN REIT Inc ‡	5,500	233
Omega Healthcare Investors Inc ‡	7,900	291
Park Hotels & Resorts Inc ‡	8,288	102
Prologis Inc ‡	29,603	3,668
Public Storage ‡	4,968	1,508
Rayonier Inc ‡	4,838	128
Realty Income Corp ‡	27,154	1,549
Regency Centers Corp ‡	5,858	449
Rexford Industrial Realty Inc ‡	7,800	322
SBA Communications Corp, Cl A ‡	3,332	726
Seaport Entertainment Group Inc *	269	6
Simon Property Group Inc ‡	10,281	1,913
STAG Industrial Inc ‡	6,100	219
Sun Communities Inc ‡	4,200	572
UDR Inc ‡	10,993	497
Ventas Inc ‡	13,792	954
VICI Properties Inc, Cl A ‡	31,800	1,033
Vornado Realty Trust ‡	4,636	195
Welltower Inc ‡	19,783	3,037
Weyerhaeuser Co ‡	22,346	673
WP Carey Inc ‡	6,900	443
Zillow Group Inc, Cl A *	1,143	85
Zillow Group Inc, Cl C *	5,386	413

		43,838
Utilities — 2.3%
AES Corp/The	24,124	280
Alliant Energy Corp	7,652	494
Ameren Corp	8,090	822
American Electric Power Co Inc	16,650	1,766
American Water Works Co Inc	6,500	884
Atmos Energy Corp	5,091	774
Brookfield Renewable Corp	5,000	139
CenterPoint Energy Inc	21,615	743
Clearway Energy Inc, Cl A	1,300	34
Clearway Energy Inc, Cl C	3,500	98
CMS Energy Corp	9,742	712
Consolidated Edison Inc	10,816	1,098
Constellation Energy Corp	9,992	2,503
Dominion Energy Inc	25,970	1,470
DTE Energy Co	6,464	864
Duke Energy Corp	24,416	2,869
Edison International	12,079	658
Entergy Corp	13,296	1,161

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Essential Utilities Inc	8,546	$325
Evergy Inc	6,649	458
Eversource Energy	12,126	764
Exelon Corp	30,676	1,356
FirstEnergy Corp	17,327	672
IDACORP Inc, Cl Rights	1,700	200
MDU Resources Group Inc	6,821	118
National Fuel Gas Co	2,889	217
NextEra Energy Inc	64,592	4,532
NiSource Inc	14,921	609
NRG Energy Inc	6,300	666
OGE Energy Corp	5,836	270
PG&E Corp	68,918	1,126
Pinnacle West Capital Corp	3,892	360
PPL Corp	22,826	804
Public Service Enterprise Group Inc	15,752	1,278
Sempra	19,646	1,406
Southern Co/The	35,103	3,152
UGI Corp	7,925	271
Vistra Corp	10,700	1,430
WEC Energy Group Inc	9,857	1,052
Xcel Energy Inc	17,081	1,231

		39,666
Total Common Stock
(Cost $306,750) ($ Thousands)		1,728,013

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	18,546,652	18,547
Total Cash Equivalent
(Cost $18,547) ($ Thousands)		18,547
Total Investments in Securities — 99.8%
(Cost $325,297) ($ Thousands)		$1,746,560

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	53	Mar-2025	$16,197	$15,802	$(395)
S&P Mid Cap 400 Index E-MINI	9	Mar-2025	2,929	2,790	(139)
			$19,126	$18,592	$(534)

Percentages are based on Net Assets of $1,749,551 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Investments Co	$233	$—	$—	$—	$43	$276	$3	$—
SEI Liquidity Fund, LP	1	—	—	(7)	6	—	1	—
SEI Daily Income Trust, Government Fund, Institutional Class	31,356	271,646	(284,455)	—	—	18,547	1,382	—
Totals	$31,590	$271,646	$(284,455)	$(7)	$49	$18,823	$1,386	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.2%

Communication Services — 9.3%
Alphabet Inc, Cl A	487,993	$83,095
Alphabet Inc, Cl C	397,486	68,455
AT&T Inc	598,879	16,415
Charter Communications Inc, Cl A *	8,096	2,943
Comcast Corp, Cl A	318,555	11,430
Electronic Arts Inc	19,911	2,571
Fox Corp	29,394	1,654
Interpublic Group of Cos Inc/The	30,824	845
Live Nation Entertainment Inc *	13,083	1,876
Match Group Inc	20,753	658
Meta Platforms Inc, Cl A	182,096	121,677
Netflix Inc *	35,667	34,974
News Corp	9,800	316
News Corp, Cl A	31,778	909
Omnicom Group Inc	16,364	1,354
Paramount Global, Cl B	49,205	559
Take-Two Interactive Software Inc *	13,633	2,890
T-Mobile US Inc	40,681	10,971
Verizon Communications Inc	351,359	15,144
Walt Disney Co/The	151,180	17,204
Warner Bros Discovery Inc *	186,644	2,139

		398,079
Consumer Discretionary — 10.3%
Airbnb Inc, Cl A *	36,169	5,023
Amazon.com Inc *	781,530	165,903
APTIV PLC *	19,473	1,268
AutoZone Inc *	1,388	4,848
Best Buy Co Inc	16,335	1,469
Booking Holdings Inc	2,737	13,729
BorgWarner Inc	18,127	540
Caesars Entertainment Inc *	17,566	584
CarMax Inc *	12,984	1,077
Carnival Corp, Cl A *	86,828	2,078
Chipotle Mexican Grill Inc, Cl A *	113,800	6,142
Darden Restaurants Inc	9,796	1,964
Deckers Outdoor Corp *	12,700	1,770
Domino's Pizza Inc	2,936	1,438
DR Horton Inc	24,349	3,088
eBay Inc	40,010	2,590
Expedia Group Inc *	10,315	2,042
Ford Motor Co	326,087	3,114
Garmin Ltd	12,816	2,934
General Motors Co	91,821	4,511
Genuine Parts Co	11,511	1,437
Hasbro Inc	10,820	704
Hilton Worldwide Holdings Inc	20,395	5,404
Home Depot Inc/The	82,974	32,907
Las Vegas Sands Corp	28,820	1,288
Lennar Corp, Cl A	19,957	2,387
LKQ Corp	21,826	921
Lowe's Cos Inc	47,401	11,786

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	9,473	$3,463
Marriott International Inc/MD, Cl A	19,307	5,415
McDonald's Corp	59,826	18,446
MGM Resorts International *	18,700	650
Mohawk Industries Inc *	4,400	517
NIKE Inc, Cl B	99,375	7,893
Norwegian Cruise Line Holdings Ltd *	36,824	837
NVR Inc *	252	1,826
O'Reilly Automotive Inc *	4,797	6,589
Pool Corp	3,221	1,118
PulteGroup Inc	17,154	1,772
Ralph Lauren Corp, Cl A	3,330	903
Ross Stores Inc	27,726	3,890
Royal Caribbean Cruises Ltd	20,696	5,093
Starbucks Corp	94,622	10,958
Tapestry Inc	19,432	1,660
Tesla Inc *	233,248	68,337
TJX Cos Inc/The	94,173	11,749
Tractor Supply Co	44,695	2,474
Ulta Beauty Inc *	3,990	1,462
Wynn Resorts Ltd	7,632	682
Yum! Brands Inc	23,314	3,646

		442,326
Consumer Staples — 5.8%
Altria Group Inc	141,483	7,902
Archer-Daniels-Midland Co	40,067	1,891
Brown-Forman Corp, Cl B	15,348	508
Bunge Global SA	11,727	870
Campbell Soup Co	16,212	649
Church & Dwight Co Inc	20,475	2,277
Clorox Co/The	10,370	1,622
Coca-Cola Co/The	323,828	23,060
Colgate-Palmolive Co	68,263	6,224
Conagra Brands Inc	39,450	1,008
Constellation Brands Inc, Cl A	13,083	2,296
Costco Wholesale Corp	36,980	38,778
Dollar General Corp	18,448	1,368
Dollar Tree Inc *	16,886	1,230
Estee Lauder Cos Inc/The, Cl A	19,548	1,406
General Mills Inc	46,423	2,814
Hershey Co/The	12,393	2,140
Hormel Foods Corp	24,060	689
J M Smucker Co/The	8,958	990
Kellanova	22,435	1,860
Kenvue Inc	160,206	3,781
Keurig Dr Pepper Inc	94,057	3,153
Kimberly-Clark Corp	27,856	3,956
Kraft Heinz Co/The	73,815	2,267
Kroger Co/The	55,582	3,603
Lamb Weston Holdings Inc	11,991	622
McCormick & Co Inc/MD	21,073	1,741
Molson Coors Beverage Co, Cl B	14,670	899
Mondelez International Inc, Cl A	111,602	7,168

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Monster Beverage Corp *	58,481	$3,196
PepsiCo Inc	114,566	17,582
Philip Morris International Inc	129,763	20,150
Procter & Gamble Co/The	196,712	34,196
Sysco Corp	41,010	3,098
Target Corp	38,492	4,782
Tyson Foods Inc, Cl A	23,913	1,467
Walgreens Boots Alliance Inc	60,385	645
Walmart Inc	362,511	35,747

		247,635
Energy — 3.2%
APA Corp	31,091	644
Baker Hughes Co, Cl A	82,699	3,687
Chevron Corp	139,561	22,137
ConocoPhillips	107,989	10,707
Coterra Energy Inc, Cl A	61,648	1,664
Devon Energy Corp	54,946	1,990
Diamondback Energy Inc	15,643	2,487
EOG Resources Inc	46,912	5,955
EQT Corp	49,896	2,403
Exxon Mobil Corp	367,105	40,870
Halliburton Co	73,529	1,939
Hess Corp	23,122	3,444
Kinder Morgan Inc	161,426	4,375
Marathon Petroleum Corp	26,889	4,038
Occidental Petroleum Corp	56,431	2,756
ONEOK Inc	51,852	5,205
Phillips 66	34,497	4,474
Schlumberger NV	117,899	4,912
Targa Resources Corp	18,203	3,672
Texas Pacific Land Corp	1,600	2,285
Valero Energy Corp	26,411	3,453
Williams Cos Inc/The	101,813	5,923

		139,020
Financials — 14.3%
Aflac Inc	41,706	4,566
Allstate Corp/The	22,127	4,407
American Express Co	46,458	13,982
American International Group Inc	52,064	4,318
Ameriprise Financial Inc	8,158	4,383
Aon PLC, Cl A	18,095	7,403
Apollo Global Management Inc	37,300	5,568
Arch Capital Group Ltd	31,328	2,911
Arthur J Gallagher & Co	20,885	7,054
Assurant Inc	4,331	900
Bank of America Corp	557,510	25,701
Bank of New York Mellon Corp/The	60,759	5,405
Berkshire Hathaway Inc, Cl B *	153,032	78,632
BlackRock Funding Inc/DE	12,175	11,904
Blackstone Inc	60,226	9,706
Brown & Brown Inc	19,845	2,352
Capital One Financial Corp	31,805	6,378

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	8,800	$1,855
Charles Schwab Corp/The	142,160	11,306
Chubb Ltd	31,256	8,923
Cincinnati Financial Corp	13,105	1,937
Citigroup Inc	157,805	12,617
Citizens Financial Group Inc	36,860	1,687
CME Group Inc, Cl A	30,091	7,636
Corpay Inc *	5,819	2,136
Discover Financial Services	20,948	4,089
Erie Indemnity Co, Cl A	2,100	899
Everest Group Ltd	3,599	1,271
FactSet Research Systems Inc	3,151	1,455
Fidelity National Information Services Inc	44,959	3,197
Fifth Third Bancorp	56,033	2,436
Fiserv Inc *	47,539	11,204
Franklin Resources Inc	26,177	530
Global Payments Inc	21,295	2,242
Globe Life Inc	6,982	890
Goldman Sachs Group Inc/The	26,257	16,339
Hartford Financial Services Group Inc/The	24,188	2,861
Huntington Bancshares Inc/OH	121,488	2,001
Intercontinental Exchange Inc	47,919	8,301
Invesco Ltd	37,770	657
Jack Henry & Associates Inc	6,082	1,056
JPMorgan Chase & Co	235,154	62,233
KeyCorp	82,906	1,436
KKR & Co Inc	56,400	7,647
Loews Corp	14,957	1,296
M&T Bank Corp	13,823	2,650
MarketAxess Holdings Inc	3,142	606
Marsh & McLennan Cos Inc	40,981	9,747
Mastercard Inc, Cl A	68,441	39,443
MetLife Inc	48,626	4,191
Moody's Corp	13,053	6,578
Morgan Stanley	103,509	13,778
MSCI Inc, Cl A	6,517	3,848
Nasdaq Inc	34,606	2,865
Northern Trust Corp	16,587	1,828
PayPal Holdings Inc *	83,688	5,946
PNC Financial Services Group Inc/The	33,079	6,349
Principal Financial Group Inc	17,434	1,552
Progressive Corp/The	48,904	13,791
Prudential Financial Inc	29,694	3,418
Raymond James Financial Inc	15,249	2,359
Regions Financial Corp	76,078	1,804
S&P Global Inc	26,543	14,167
State Street Corp	24,480	2,429
Synchrony Financial	32,546	1,975
T Rowe Price Group Inc	18,553	1,961
Travelers Cos Inc/The	18,952	4,899
Truist Financial Corp	110,891	5,140
US Bancorp	130,229	6,108
Visa Inc, Cl A	144,280	52,332

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	25,175	$1,588
Wells Fargo & Co	278,130	21,783
Willis Towers Watson PLC	8,467	2,876

		611,718
Health Care — 10.6%
Abbott Laboratories	144,909	19,999
AbbVie Inc	147,568	30,846
Agilent Technologies Inc	23,959	3,065
Align Technology Inc *	5,920	1,107
Amgen Inc	44,850	13,817
Baxter International Inc	42,726	1,475
Becton Dickinson & Co	24,108	5,437
Biogen Inc *	12,188	1,712
Bio-Techne Corp	13,231	817
Boston Scientific Corp *	123,025	12,769
Bristol-Myers Squibb Co	169,258	10,091
Cardinal Health Inc	20,184	2,613
Cencora Inc	14,699	3,727
Centene Corp *	42,151	2,452
Charles River Laboratories International Inc *	4,200	694
Cigna Group/The	23,262	7,184
Cooper Cos Inc/The *	16,680	1,508
CVS Health Corp	105,096	6,907
Danaher Corp	53,664	11,149
DaVita Inc *	3,760	556
Dexcom Inc *	32,666	2,887
Edwards Lifesciences Corp *	49,279	3,529
Elevance Health Inc	19,417	7,706
Eli Lilly & Co	65,832	60,607
GE HealthCare Technologies Inc	38,181	3,335
Gilead Sciences Inc	104,008	11,889
HCA Healthcare Inc	15,278	4,680
Henry Schein Inc *	10,437	753
Hologic Inc *	19,429	1,232
Humana Inc	10,079	2,726
IDEXX Laboratories Inc *	6,823	2,982
Incyte Corp *	13,255	974
Insulet Corp *	5,878	1,600
Intuitive Surgical Inc *	29,789	17,074
IQVIA Holdings Inc *	14,363	2,712
Johnson & Johnson	201,120	33,189
Labcorp Holdings Inc	7,006	1,759
McKesson Corp	10,588	6,779
Medtronic PLC	107,073	9,853
Merck & Co Inc	211,268	19,489
Mettler-Toledo International Inc *	1,798	2,288
Moderna Inc *	28,425	880
Molina Healthcare Inc *	4,810	1,448
Pfizer Inc	472,963	12,500
Quest Diagnostics Inc	9,297	1,607
Regeneron Pharmaceuticals Inc	8,759	6,120
ResMed Inc	12,310	2,875

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Revvity Inc	10,109	$1,134
Solventum Corp *	11,446	913
STERIS PLC	8,215	1,801
Stryker Corp	28,673	11,073
Teleflex Inc	3,864	513
Thermo Fisher Scientific Inc	31,966	16,909
UnitedHealth Group Inc	76,857	36,504
Universal Health Services Inc, Cl B	4,884	856
Vertex Pharmaceuticals Inc *	21,521	10,326
Viatris Inc	98,708	911
Waters Corp *	4,994	1,884
West Pharmaceutical Services Inc	6,100	1,417
Zimmer Biomet Holdings Inc	16,684	1,741
Zoetis Inc, Cl A	37,639	6,295

		453,675
Industrials — 8.2%
3M Co	45,487	7,056
A O Smith Corp	9,851	655
Allegion PLC	7,199	927
AMETEK Inc	19,296	3,653
Automatic Data Processing Inc	33,993	10,714
Axon Enterprise Inc *	6,040	3,192
Boeing Co/The *	62,445	10,905
Broadridge Financial Solutions Inc	9,726	2,346
Builders FirstSource Inc *	9,609	1,335
Carrier Global Corp	69,652	4,513
Caterpillar Inc	40,312	13,865
CH Robinson Worldwide Inc	9,925	1,009
Cintas Corp	28,604	5,935
Copart Inc *	73,172	4,010
CSX Corp	161,015	5,154
Cummins Inc	11,478	4,226
Dayforce Inc *	13,211	819
Deere & Co	21,250	10,217
Delta Air Lines Inc	53,526	3,218
Dover Corp	11,480	2,282
Eaton Corp PLC	32,976	9,672
Emerson Electric Co	47,590	5,787
Equifax Inc	10,390	2,548
Expeditors International of Washington Inc	11,738	1,378
Fastenal Co	47,823	3,622
FedEx Corp	18,747	4,929
Fortive Corp	29,024	2,309
GE Vernova Inc	23,006	7,711
Generac Holdings Inc *	5,027	684
General Dynamics Corp	21,560	5,446
General Electric Co	90,327	18,696
Honeywell International Inc	54,327	11,566
Howmet Aerospace Inc	33,951	4,638
Hubbell Inc, Cl B	4,536	1,685
Huntington Ingalls Industries Inc	3,327	584
IDEX Corp	6,266	1,218
Illinois Tool Works Inc	22,455	5,928

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	33,633	$2,851
Jacobs Solutions Inc	10,364	1,328
JB Hunt Transport Services Inc	6,660	1,073
Johnson Controls International PLC	55,762	4,777
L3Harris Technologies Inc	15,813	3,259
Leidos Holdings Inc	11,039	1,435
Lennox International Inc	2,700	1,623
Lockheed Martin Corp	17,583	7,919
Masco Corp	17,957	1,350
Nordson Corp	4,590	965
Norfolk Southern Corp	18,923	4,650
Northrop Grumman Corp	11,468	5,295
Old Dominion Freight Line Inc	15,740	2,778
Otis Worldwide Corp	33,386	3,331
PACCAR Inc	43,823	4,700
Parker-Hannifin Corp	10,723	7,168
Paychex Inc	26,789	4,063
Paycom Software Inc	4,072	894
Pentair PLC	13,656	1,286
Quanta Services Inc	12,327	3,200
Republic Services Inc, Cl A	17,031	4,037
Rockwell Automation Inc	9,424	2,706
Rollins Inc	23,258	1,218
RTX Corp	111,056	14,769
Snap-on Inc	4,350	1,484
Southwest Airlines Co	50,127	1,557
Stanley Black & Decker Inc	12,941	1,120
Textron Inc	15,569	1,163
Trane Technologies PLC	18,852	6,668
TransDigm Group Inc	4,707	6,435
Uber Technologies Inc *	175,800	13,363
Union Pacific Corp	50,593	12,481
United Airlines Holdings Inc *	27,447	2,575
United Parcel Service Inc, Cl B	61,015	7,263
United Rentals Inc	5,471	3,514
Veralto Corp	20,721	2,067
Verisk Analytics Inc, Cl A	11,801	3,504
Waste Management Inc	30,454	7,089
Westinghouse Air Brake Technologies Corp	14,361	2,662
WW Grainger Inc	3,678	3,756
Xylem Inc/NY	20,337	2,662

		350,470
Information Technology — 30.1%
Accenture PLC, Cl A	52,219	18,198
Adobe Inc *	36,753	16,118
Advanced Micro Devices Inc *	135,476	13,529
Akamai Technologies Inc *	12,589	1,016
Amphenol Corp, Cl A	100,698	6,706
Analog Devices Inc	41,413	9,527
ANSYS Inc *	7,298	2,432
Apple Inc	1,262,251	305,263
Applied Materials Inc	68,797	10,875
Arista Networks Inc *	86,176	8,019

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Autodesk Inc *	17,969	$4,927
Broadcom Inc	390,050	77,788
Cadence Design Systems Inc *	22,878	5,731
CDW Corp/DE	11,179	1,992
Cisco Systems Inc	332,693	21,329
Cognizant Technology Solutions Corp, Cl A	41,427	3,452
Corning Inc	64,336	3,226
Crowdstrike Holdings Inc, Cl A *	19,400	7,559
Dell Technologies Inc, Cl C	25,700	2,641
Enphase Energy Inc *	11,342	650
EPAM Systems Inc *	4,749	979
F5 Inc *	4,852	1,419
Fair Isaac Corp *	2,005	3,782
First Solar Inc *	8,931	1,216
Fortinet Inc *	53,108	5,736
Gartner Inc *	6,401	3,190
Gen Digital Inc	45,354	1,240
GoDaddy Inc, Cl A *	11,700	2,100
Hewlett Packard Enterprise Co	108,541	2,150
HP Inc	80,557	2,487
Intel Corp	360,065	8,544
International Business Machines Corp	77,261	19,504
Intuit Inc *	23,409	14,369
Jabil Inc	9,469	1,467
Juniper Networks Inc	27,723	1,004
Keysight Technologies Inc *	14,500	2,313
KLA Corp	11,179	7,924
Lam Research Corp	107,390	8,241
Microchip Technology Inc	44,844	2,640
Micron Technology Inc	92,505	8,661
Microsoft Corp	620,890	246,487
Monolithic Power Systems Inc	4,057	2,479
Motorola Solutions Inc	13,924	6,130
NetApp Inc	17,165	1,713
NVIDIA Corp	2,048,480	255,896
NXP Semiconductors NV	21,229	4,577
ON Semiconductor Corp *	35,559	1,673
Oracle Corp	134,157	22,278
Palantir Technologies Inc, Cl A *	171,100	14,530
Palo Alto Networks Inc *	54,614	10,400
PTC Inc *	10,046	1,644
QUALCOMM Inc	92,722	14,573
Roper Technologies Inc	8,928	5,218
Salesforce Inc	79,831	23,778
SANDISK CORP *	1	—
Seagate Technology Holdings PLC	17,720	1,806
ServiceNow Inc *	17,180	15,973
Skyworks Solutions Inc	13,357	890
Super Micro Computer Inc *	42,200	1,750
Synopsys Inc *	12,816	5,861
TE Connectivity PLC	25,003	3,851
Teledyne Technologies Inc *	3,883	2,000
Teradyne Inc	13,597	1,494

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Instruments Inc	76,162	$14,927
Trimble Inc *	20,417	1,470
Tyler Technologies Inc *	3,565	2,169
VeriSign Inc *	6,904	1,642
Western Digital Corp *	28,868	1,413
Workday Inc, Cl A *	17,800	4,687
Zebra Technologies Corp, Cl A *	4,306	1,357

		1,292,610
Materials — 1.9%
Air Products and Chemicals Inc	18,619	5,886
Albemarle Corp	9,896	762
Amcor PLC	119,511	1,210
Avery Dennison Corp	6,663	1,253
Ball Corp	24,661	1,299
Celanese Corp, Cl A	9,052	461
CF Industries Holdings Inc	14,367	1,164
Corteva Inc	57,437	3,617
Dow Inc	58,499	2,229
DuPont de Nemours Inc	34,892	2,853
Eastman Chemical Co	9,619	941
Ecolab Inc	21,024	5,656
FMC Corp	10,147	375
Freeport-McMoRan Inc, Cl B	119,959	4,428
International Flavors & Fragrances Inc	21,377	1,749
International Paper Co	43,775	2,467
Linde PLC	39,752	18,566
LyondellBasell Industries NV, Cl A	21,775	1,673
Martin Marietta Materials Inc	5,065	2,447
Mosaic Co/The	26,730	639
Newmont Corp	95,125	4,075
Nucor Corp	19,620	2,697
Packaging Corp of America	7,485	1,595
PPG Industries Inc	19,402	2,197
Sherwin-Williams Co/The	19,371	7,018
Smurfit WestRock PLC	41,291	2,150
Steel Dynamics Inc	11,819	1,596
Vulcan Materials Co	11,069	2,738

		83,741
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	12,854	1,315
American Tower Corp, Cl A ‡	39,054	8,030
AvalonBay Communities Inc ‡	11,896	2,691
BXP Inc ‡	12,236	868
Camden Property Trust ‡	8,923	1,107
CBRE Group Inc, Cl A *	25,096	3,562
CoStar Group Inc *	34,295	2,615
Crown Castle Inc ‡	36,293	3,415
Digital Realty Trust Inc ‡	25,999	4,064
Equinix Inc ‡	8,017	7,252
Equity Residential ‡	28,528	2,116
Essex Property Trust Inc ‡	5,406	1,684
Extra Space Storage Inc ‡	17,717	2,703

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	6,447	$680
Healthpeak Properties Inc ‡	57,800	1,183
Host Hotels & Resorts Inc ‡	57,808	932
Invitation Homes Inc ‡	47,711	1,623
Iron Mountain Inc ‡	24,498	2,283
Kimco Realty Corp ‡	56,410	1,247
Mid-America Apartment Communities Inc ‡	9,828	1,652
MILLROSE PROPERTIES *	1	—
Prologis Inc ‡	77,361	9,587
Public Storage ‡	13,142	3,990
Realty Income Corp ‡	73,099	4,169
Regency Centers Corp ‡	13,552	1,039
SBA Communications Corp, Cl A ‡	9,036	1,969
Simon Property Group Inc ‡	25,570	4,758
UDR Inc ‡	24,875	1,124
Ventas Inc ‡	35,088	2,427
VICI Properties Inc, Cl A ‡	88,068	2,861
Welltower Inc ‡	49,404	7,584
Weyerhaeuser Co ‡	60,798	1,830

		92,360
Utilities — 2.3%
AES Corp/The	59,779	693
Alliant Energy Corp	21,467	1,385
Ameren Corp	22,354	2,270
American Electric Power Co Inc	44,507	4,720
American Water Works Co Inc	16,337	2,221
Atmos Energy Corp	12,953	1,971
CenterPoint Energy Inc	54,486	1,873
CMS Energy Corp	24,975	1,824
Consolidated Edison Inc	28,994	2,943
Constellation Energy Corp	26,075	6,533
Dominion Energy Inc	70,124	3,970
DTE Energy Co	17,300	2,313
Duke Energy Corp	64,525	7,581
Edison International	32,353	1,761
Entergy Corp	35,872	3,132
Evergy Inc	19,286	1,329
Eversource Energy	30,610	1,929
Exelon Corp	83,905	3,709
FirstEnergy Corp	42,950	1,665
NextEra Energy Inc	171,676	12,047
NiSource Inc	39,091	1,595
NRG Energy Inc	16,985	1,795
PG&E Corp	182,668	2,985
Pinnacle West Capital Corp	9,495	879
PPL Corp	61,720	2,173
Public Service Enterprise Group Inc	41,613	3,377
Sempra	52,893	3,786
Southern Co/The	91,453	8,212
Vistra Corp	28,400	3,796
WEC Energy Group Inc	26,475	2,825

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	47,936	$3,456

		100,748
Total Common Stock
(Cost $1,331,299) ($ Thousands)		4,212,382

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	66,561,845	$66,562
Total Cash Equivalent
(Cost $66,562) ($ Thousands)		66,562
Total Investments in Securities — 99.8%
(Cost $1,397,861) ($ Thousands)		$4,278,944

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	190	Mar-2025	$56,915	$56,650	$(265)

Percentages are based on Net Assets of $4,287,967 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$50,967	$507,868	$(492,273)	$—	$—	$66,562	$2,792	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 4.8%
Advantage Solutions Inc *	18,900	$47
AMC Entertainment Holdings Inc, Cl A *	59,593	197
AMC Networks Inc, Cl A *	6,660	49
Anterix Inc *	1,400	55
AST SpaceMobile Inc, Cl A *	20,900	567
Atlanta Braves Holdings Inc, Cl A *	1,803	80
Atlanta Braves Holdings Inc, Cl C *	6,905	279
ATN International Inc	2,267	39
Bandwidth Inc, Cl A *	5,000	80
Boston Omaha Corp, Cl A *	4,300	61
Bumble Inc, Cl A *	18,100	94
Cable One Inc	900	234
Cardlytics Inc *	7,100	19
Cargurus Inc, Cl A *	12,500	402
Cars.com Inc *	10,800	143
Cinemark Holdings Inc *	16,640	426
Clear Channel Outdoor Holdings Inc, Cl A *	29,100	36
Cogent Communications Holdings Inc	7,004	512
EchoStar Corp, Cl A *	19,388	606
Entravision Communications Corp, Cl A	14,200	32
Eventbrite Inc, Cl A *	16,900	41
EverQuote Inc, Cl A *	4,400	118
EW Scripps Co/The, Cl A *	13,896	23
Frontier Communications Parent Inc *	37,500	1,350
fuboTV Inc *	64,800	196
Gannett Co Inc *	14,387	58
GCI Liberty - Escrow *	23,647	—
Getty Images Holdings Inc *	16,500	35
Globalstar Inc *	6,127	132
Gogo Inc *	8,900	65
Gray Television Inc	19,500	73
Grindr Inc *	4,000	73
IAC Inc *	10,176	470
Ibotta Inc, Cl A *	2,600	87
IDT Corp, Cl B	2,500	121
iHeartMedia Inc, Cl A *	24,700	44
IMAX Corp *	7,000	179
Integral Ad Science Holding Corp *	7,600	80
Iridium Communications Inc	16,646	525
John Wiley & Sons Inc, Cl A	4,972	198
Liberty Broadband Corp, Cl A *	2,983	243
Liberty Broadband Corp, Cl C *	16,814	1,383
Liberty Global Ltd, Cl A *	27,500	318
Liberty Global PLC *	22,800	276
Liberty Latin America Ltd, Cl A *	8,300	56
Liberty Latin America Ltd, Cl C *	19,562	131
Liberty Media Corp-Liberty Formula One, Cl A *	3,108	277
Liberty Media Corp-Liberty Formula One, Cl C *	31,642	3,051
Liberty Media Corp-Liberty Live, Cl A *	3,509	251
Liberty Media Corp-Liberty Live, Cl C *	6,499	477

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lions Gate Entertainment Corp, Cl A *	14,516	$145
Lions Gate Entertainment Corp, Cl B *	14,375	127
Lumen Technologies Inc *	149,700	707
Madison Square Garden Entertainment Corp, Cl A *	5,811	201
Madison Square Garden Sports Corp, Cl A *	2,579	525
Magnite Inc *	20,638	325
Marcus Corp/The	5,161	95
MediaAlpha Inc, Cl A *	3,537	33
National CineMedia Inc *	11,700	78
New York Times Co/The, Cl A	23,582	1,134
Nexstar Media Group Inc, Cl A	4,644	786
Nextdoor Holdings Inc *	29,000	51
Outbrain Inc *	5,800	29
Pinterest Inc, Cl A *	90,911	3,362
Playstudios Inc *	21,200	35
Playtika Holding Corp	11,625	61
PubMatic Inc, Cl A *	7,100	76
QuinStreet Inc *	6,186	121
Reservoir Media Inc *	4,100	32
ROBLOX Corp, Cl A *	79,100	5,034
Roku Inc, Cl A *	18,848	1,574
Scholastic Corp	4,367	96
Shenandoah Telecommunications Co *	5,704	62
Shutterstock Inc	2,997	64
Sinclair Inc	4,111	60
Sirius XM Holdings Inc	35,554	860
Sphere Entertainment Co *	4,611	201
Spok Holdings Inc	1,500	25
Spotify Technology SA *	22,103	13,439
Stagwell Inc, Cl A *	13,400	87
TEGNA Inc	23,500	428
Telephone and Data Systems Inc	13,855	500
Thryv Holdings Inc *	6,500	112
TKO Group Holdings Inc, Cl A *	11,834	1,783
Toro Combineco Inc *	4,200	62
Trade Desk Inc/The, Cl A *	67,100	4,718
TripAdvisor Inc *	17,100	253
TrueCar Inc *	22,900	53
Trump Media & Technology Group Corp *	11,800	284
Vimeo Inc *	24,346	143
Vivid Seats Inc, Cl A *	5,600	23
WideOpenWest Inc *	11,700	58
Yelp Inc, Cl A *	10,398	357
Ziff Davis Inc *	7,357	302
ZipRecruiter Inc, Cl A *	15,100	85
ZoomInfo Technologies Inc, Cl A *	49,500	577

		53,452
Consumer Discretionary — 11.3%
1-800-Flowers.com Inc, Cl A *	5,400	37
Abercrombie & Fitch Co, Cl A *	7,400	762
Academy Sports & Outdoors Inc	10,100	501
Accel Entertainment Inc, Cl A *	4,900	53

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Acushnet Holdings Corp	4,800	$309
Adient PLC *	13,900	220
ADT Inc	54,361	445
Adtalem Global Education Inc *	5,881	602
Advance Auto Parts Inc	9,600	354
A-Mark Precious Metals Inc	2,000	54
Amer Sports Inc *	9,100	272
American Axle & Manufacturing Holdings Inc *	23,398	116
American Eagle Outfitters Inc	24,722	324
American Public Education Inc *	2,600	55
America's Car-Mart Inc/TX *	1,250	52
AMMO Inc *	17,700	28
Aramark	39,900	1,478
Arhaus Inc, Cl A	8,400	80
Arko Corp	14,200	64
Asbury Automotive Group Inc *	2,798	751
AutoNation Inc *	4,000	729
BARK Inc *	26,200	44
Bath & Body Works Inc	32,200	1,167
Beazer Homes USA Inc *	3,461	77
Beyond Inc *	7,300	47
Biglari Holdings Inc, Cl B *	182	45
Birkenstock Holding PLC *	5,700	282
BJ's Restaurants Inc *	3,142	120
Bloomin' Brands Inc	12,950	121
Boot Barn Holdings Inc *	4,400	539
Boyd Gaming Corp	10,745	819
Bright Horizons Family Solutions Inc *	8,435	1,094
Brinker International Inc *	6,782	1,118
Brunswick Corp/DE	9,383	571
Buckle Inc/The	5,051	202
Build-A-Bear Workshop Inc, Cl A	800	33
Burlington Stores Inc *	9,500	2,369
Caleres Inc	5,576	90
Camping World Holdings Inc, Cl A	6,500	127
Capri Holdings Ltd *	18,600	409
Carriage Services Inc, Cl A	1,106	44
Carter's Inc	5,770	238
Carvana Co, Cl A *	16,300	3,800
Cava Group Inc *	11,600	1,102
Cavco Industries Inc *	1,231	646
Century Communities Inc	4,400	306
Champion Homes Inc *	7,800	800
Cheesecake Factory Inc/The	7,223	390
Chegg Inc *	26,010	28
Choice Hotels International Inc	3,977	570
Churchill Downs Inc *	10,462	1,240
Clarus Corp	6,221	29
Columbia Sportswear Co	4,444	386
Cooper-Standard Holdings Inc *	1,400	21
Coupang Inc, Cl A *	174,600	4,138
Coursera Inc *	19,900	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cracker Barrel Old Country Store Inc	3,244	$147
Cricut Inc, Cl A	9,500	51
Crocs Inc *	8,403	837
Dana Inc	21,498	320
Dave & Buster's Entertainment Inc *	3,800	79
Denny's Corp *	6,363	32
Designer Brands Inc, Cl A	6,492	26
Despegar.com Corp *	10,100	194
Destination XL Group Inc *	13,400	31
Dick's Sporting Goods Inc	8,335	1,876
Dillard's Inc, Cl A	462	180
Dine Brands Global Inc	2,572	65
DoorDash Inc, Cl A *	53,100	10,537
Dorman Products Inc *	4,140	544
DraftKings Inc, Cl A *	68,382	2,999
Dream Finders Homes Inc, Cl A *	4,700	112
Duolingo Inc, Cl A *	5,600	1,748
Dutch Bros Inc, Cl A *	16,000	1,267
El Pollo Loco Holdings Inc *	3,900	44
Ethan Allen Interiors Inc	1,976	56
Etsy Inc *	17,100	875
European Wax Center Inc, Cl A *	8,000	52
Everi Holdings Inc *	9,300	128
EVgo Inc, Cl A *	17,700	47
Figs Inc, Cl A *	24,600	112
First Watch Restaurant Group Inc *	2,400	51
Five Below Inc *	7,705	669
Floor & Decor Holdings Inc, Cl A *	15,900	1,536
Foot Locker Inc *	11,400	197
Fox Factory Holding Corp *	5,700	158
Frontdoor Inc *	11,850	539
Full House Resorts Inc *	7,000	34
Funko Inc, Cl A *	6,000	74
GameStop Corp, Cl A *	59,600	1,492
Gap Inc/The	30,200	683
Genesco Inc *	2,169	79
Gentex Corp	35,590	866
Gentherm Inc *	4,248	141
GigaCloud Technology Inc, Cl A *	3,900	66
G-III Apparel Group Ltd *	5,906	160
Global Business Travel Group I *	20,600	171
Golden Entertainment Inc	4,131	128
Goodyear Tire & Rubber Co/The *	44,868	424
GoPro Inc, Cl A *	29,300	22
Graham Holdings Co, Cl B	500	492
Grand Canyon Education Inc *	4,215	758
Green Brick Partners Inc *	5,100	305
Group 1 Automotive Inc	1,935	889
Groupon Inc, Cl A *	3,800	42
GrowGeneration Corp *	12,100	14
H&R Block Inc	20,600	1,123
Hanesbrands Inc *	46,800	282
Harley-Davidson Inc	18,200	469

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haverty Furniture Cos Inc	1,563	$36
Helen of Troy Ltd *	3,348	184
Hilton Grand Vacations Inc *	10,070	432
Holley Inc *	13,400	36
Hooker Furnishings Corp	3,700	48
Hovnanian Enterprises Inc, Cl A *	600	61
Hyatt Hotels Corp, Cl A	6,427	906
Inspired Entertainment Inc *	2,000	22
Installed Building Products Inc	3,500	600
International Game Technology PLC	17,100	303
iRobot Corp *	6,202	45
Jack in the Box Inc	2,221	85
Johnson Outdoors Inc, Cl A	1,400	38
KB Home	10,185	621
KinderCare Learning Cos Inc *	5,400	105
Kohl's Corp	17,700	202
Kontoor Brands Inc	8,000	520
Krispy Kreme Inc	14,400	89
Kura Sushi USA Inc, Cl A *	800	50
Lands' End Inc *	2,862	34
Landsea Homes Corp *	1,300	9
Latham Group Inc *	7,300	43
Laureate Education Inc, Cl A *	18,700	373
La-Z-Boy Inc	7,026	318
LCI Industries	3,949	410
Lear Corp	8,771	824
Legacy Housing Corp *	1,400	35
Leggett & Platt Inc	21,000	193
Leslie's Inc *	29,056	30
LGI Homes Inc *	3,200	235
Life Time Group Holdings Inc *	8,300	253
Light & Wonder Inc, Cl A *	13,762	1,534
Lincoln Educational Services Corp *	4,300	79
Lindblad Expeditions Holdings Inc *	6,900	77
Lithia Motors Inc, Cl A	4,033	1,389
Lovesac Co/The *	2,900	61
Lucid Group Inc *	139,700	310
Luminar Technologies Inc, Cl A *	3,726	19
M/I Homes Inc *	3,794	444
Macy's Inc	39,200	563
Malibu Boats Inc, Cl A *	2,100	70
Marine Products Corp	1,800	15
MarineMax Inc *	3,561	90
Marriott Vacations Worldwide Corp	5,472	413
MasterCraft Boat Holdings Inc *	2,100	37
Mattel Inc *	51,900	1,105
Meritage Homes Corp	10,422	755
Mister Car Wash Inc *	16,500	140
Modine Manufacturing Co *	7,674	649
Monarch Casino & Resort Inc	1,600	147
Monro Inc	2,928	52
Movado Group Inc	3,520	68
Murphy USA Inc	2,800	1,314

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Vision Holdings Inc *	11,700	$149
Newell Brands Inc	58,100	373
Nordstrom Inc	16,600	403
ODP Corp/The *	4,912	76
Ollie's Bargain Outlet Holdings Inc *	9,200	952
ONE Group Hospitality Inc/The *	4,200	14
OneSpaWorld Holdings Ltd	16,500	315
OneWater Marine Inc, Cl A *	2,200	36
Oxford Industries Inc	2,654	165
Papa John's International Inc	5,842	265
Patrick Industries Inc	4,687	425
Peloton Interactive Inc, Cl A *	54,535	411
Penn Entertainment Inc *	20,500	441
Penske Automotive Group Inc	2,788	470
Perdoceo Education Corp	11,054	283
Petco Health & Wellness Co Inc, Cl A *	19,300	52
Phinia Inc	6,800	335
Planet Fitness Inc, Cl A *	13,300	1,231
PlayAGS Inc *	2,500	30
Polaris Inc	8,207	369
Portillo's Inc, Cl A *	10,200	143
Potbelly Corp *	1,200	15
Purple Innovation Inc, Cl A *	10,765	9
PVH Corp	8,100	606
QuantumScape Corp, Cl A *	52,400	246
RCI Hospitality Holdings Inc	1,400	70
RealReal Inc/The *	16,100	110
Red Rock Resorts Inc, Cl A	7,600	380
Revolve Group Inc, Cl A *	4,600	122
RH *	2,211	712
Rivian Automotive Inc, Cl A *	126,500	1,498
Rocky Brands Inc	1,600	33
Rush Street Interactive Inc *	13,600	159
Sabre Corp *	55,600	230
Sally Beauty Holdings Inc *	12,091	109
Savers Value Village Inc *	6,200	46
Service Corp International/US	21,389	1,733
Shake Shack Inc, Cl A *	5,400	586
SharkNinja Inc *	10,100	1,061
Shoe Carnival Inc	1,852	41
Signet Jewelers Ltd	6,200	324
Six Flags Entertainment Corp	13,293	585
Skechers USA Inc, Cl A *	19,746	1,204
Sleep Number Corp *	5,009	70
Smith & Wesson Brands Inc	6,283	68
Solid Power Inc *	28,800	35
Solo Brands Inc, Cl A *	2,600	2
Sonic Automotive Inc, Cl A	2,364	161
Sonos Inc *	18,300	242
Standard Motor Products Inc	2,366	68
Steven Madden Ltd	10,051	330
Stitch Fix Inc, Cl A *	17,800	84
Stoneridge Inc *	5,930	33

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Strategic Education Inc	3,687	$297
Stride Inc *	6,088	833
Sturm Ruger & Co Inc	1,742	69
Super Group SGHC Ltd	27,000	203
Superior Group of Cos Inc	2,100	30
Sweetgreen Inc, Cl A *	13,800	314
Target Hospitality Corp *	6,100	34
Taylor Morrison Home Corp, Cl A *	15,560	959
Tempur Sealy International Inc	24,992	1,597
Texas Roadhouse Inc, Cl A	10,066	1,853
Thor Industries Inc	7,690	764
ThredUp Inc, Cl A *	14,000	33
Tile Shop Holdings Inc *	6,300	48
Tilly's Inc, Cl A *	5,243	20
Toll Brothers Inc	15,239	1,701
TopBuild Corp *	4,600	1,409
Topgolf Callaway Brands Corp *	23,306	152
Torrid Holdings Inc *	2,700	16
Traeger Inc *	4,800	11
Travel + Leisure Co	9,300	519
Tri Pointe Homes Inc *	13,273	420
Udemy Inc *	17,700	171
Under Armour Inc, Cl A *	24,800	169
Under Armour Inc, Cl C *	24,900	158
United Parks & Resorts Inc *	5,900	298
Universal Technical Institute Inc *	7,300	206
Upbound Group Inc, Cl A	7,540	195
Urban Outfitters Inc *	10,000	582
Vail Resorts Inc	5,512	876
Valvoline Inc *	20,236	746
VF Corp	53,700	1,339
Victoria's Secret & Co *	12,000	321
Visteon Corp *	4,365	379
Warby Parker Inc, Cl A *	11,500	284
Wayfair Inc, Cl A *	13,400	530
Wendy's Co/The	26,175	406
Weyco Group Inc	1,200	42
Whirlpool Corp	8,200	835
Williams-Sonoma Inc	18,674	3,634
Wingstop Inc	4,500	1,057
Winmark Corp	491	165
Winnebago Industries Inc	4,435	179
Wolverine World Wide Inc	13,096	194
Wyndham Hotels & Resorts Inc	11,000	1,192
XPEL Inc *	3,000	100
Xponential Fitness Inc, Cl A *	5,600	74
YETI Holdings Inc *	11,600	413
Zumiez Inc *	803	11

		124,898
Consumer Staples — 2.9%
Albertsons Cos Inc, Cl A	61,300	1,290
Alico Inc	1,400	41
Andersons Inc/The	5,699	244

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
B&G Foods Inc, Cl A	14,611	$98
Beauty Health Co/The *	17,700	26
BellRing Brands Inc *	19,202	1,407
Beyond Meat Inc *	13,000	41
BJ's Wholesale Club Holdings Inc *	20,000	2,025
Boston Beer Co Inc/The, Cl A *	1,183	288
BRC Inc, Cl A *	5,800	15
Calavo Growers Inc	1,426	33
Cal-Maine Foods Inc	5,728	518
Casey's General Stores Inc	5,559	2,303
Celsius Holdings Inc *	24,700	635
Central Garden & Pet Co *	600	21
Central Garden & Pet Co, Cl A *	7,161	225
Chefs' Warehouse Inc/The *	4,621	289
Coca-Cola Consolidated Inc	889	1,260
Coty Inc, Cl A *	61,800	352
Darling Ingredients Inc *	24,457	883
Dole PLC	10,800	158
Edgewell Personal Care Co	8,045	253
elf Beauty Inc *	7,700	541
Energizer Holdings Inc	10,945	336
Flowers Foods Inc	28,408	532
Fresh Del Monte Produce Inc	6,181	188
Freshpet Inc *	7,000	749
Grocery Outlet Holding Corp *	15,500	184
Hain Celestial Group Inc/The *	15,660	56
Herbalife Ltd *	20,144	167
HF Foods Group Inc *	9,900	19
Honest Co Inc/The *	6,600	36
Ingles Markets Inc, Cl A	2,645	163
Ingredion Inc	9,665	1,262
Inter Parfums Inc	2,906	404
J & J Snack Foods Corp	2,364	311
John B Sanfilippo & Son Inc	1,819	129
Lancaster Colony Corp	2,829	541
Limoneira Co	3,400	75
Mama's Creations Inc *	4,900	30
Maplebear Inc *	25,900	1,064
Medifast Inc *	1,764	25
MGP Ingredients Inc	1,800	59
Mission Produce Inc *	9,300	115
National Beverage Corp	3,904	155
Natural Grocers by Vitamin Cottage Inc	1,085	48
Nature's Sunshine Products Inc *	2,937	43
Nu Skin Enterprises Inc, Cl A	11,205	89
Oil-Dri Corp of America	400	18
Olaplex Holdings Inc *	29,300	42
Performance Food Group Co *	23,127	1,969
Pilgrim's Pride Corp *	6,007	327
Post Holdings Inc *	7,569	859
PriceSmart Inc	3,523	315
Primo Brands Corp *	23,700	798
Reynolds Consumer Products Inc	8,000	196

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seaboard Corp	50	$140
Seneca Foods Corp, Cl A *	1,262	102
Simply Good Foods Co/The *	12,800	483
SpartanNash Co	3,336	67
Spectrum Brands Holdings Inc	3,687	286
Sprouts Farmers Market Inc *	15,200	2,256
SunOpta Inc *	17,100	107
TreeHouse Foods Inc *	7,809	246
Turning Point Brands Inc	3,200	225
United Natural Foods Inc *	9,598	305
Universal Corp/VA	4,045	217
US Foods Holding Corp *	34,700	2,487
USANA Health Sciences Inc *	1,532	45
Utz Brands Inc	10,700	146
Village Super Market Inc, Cl A	1,962	62
Vita Coco Co Inc/The *	6,100	198
Vital Farms Inc *	5,500	182
Waldencast plc, Cl A *	7,000	23
WD-40 Co	1,886	450
Weis Markets Inc	2,704	200
Westrock Coffee Co *	7,900	50
WK Kellogg Co	9,700	192

		32,719
Energy — 4.2%
Amplify Energy Corp *	4,900	24
Antero Midstream Corp	51,900	880
Antero Resources Corp *	43,280	1,588
Archrock Inc	24,583	667
Ardmore Shipping Corp	7,800	71
Aris Water Solutions Inc, Cl A	4,200	132
Atlas Energy Solutions Inc, Cl A	11,200	217
Berry Corp	7,400	30
BKV Corp *	3,500	71
Borr Drilling Ltd	37,600	96
Bristow Group Inc *	3,697	137
Cactus Inc, Cl A	9,400	494
California Resources Corp	9,700	433
Centrus Energy Corp, Cl A *	2,000	181
ChampionX Corp	29,100	867
Cheniere Energy Inc	33,565	7,672
Chesapeake Energy Corp	34,852	3,446
Chord Energy Corp	9,030	1,032
Civitas Resources Inc	15,634	599
Clean Energy Fuels Corp *	29,988	61
CNX Resources Corp *	21,600	624
Comstock Resources Inc	11,500	207
CONSOL Energy Inc	7,788	578
Core Laboratories Inc	9,300	136
Crescent Energy Co, Cl A	26,385	333
CVR Energy Inc	4,597	85
Delek US Holdings Inc	11,390	186
DHT Holdings Inc	18,900	195
Diversified Energy Co PLC	7,700	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DMC Global Inc *	5,100	$43
Dorian LPG Ltd	5,347	109
DT Midstream Inc	14,500	1,393
Empire Petroleum Corp *	1,033	7
Encore Energy Corp *	17,800	45
Energy Fuels Inc/Canada *	26,600	110
Excelerate Energy Inc, Cl A	2,400	74
Expro Group Holdings NV *	15,357	183
FLEX LNG Ltd	5,800	128
FutureFuel Corp	3,876	18
Golar LNG Ltd	13,802	529
Granite Ridge Resources Inc	8,700	51
Green Plains Inc *	11,190	66
Gulfport Energy Corp *	2,100	357
Hallador Energy Co *	4,400	43
Helix Energy Solutions Group Inc *	24,169	208
Helmerich & Payne Inc	15,600	414
HF Sinclair Corp	23,300	822
HighPeak Energy Inc	1,100	14
Innovex International Inc *	7,987	146
International Seaways Inc	5,528	184
Kinetik Holdings Inc, Cl A	5,100	298
Kodiak Gas Services Inc	5,400	232
Kosmos Energy Ltd *	71,775	202
Liberty Energy Inc, Cl A	21,800	376
Magnolia Oil & Gas Corp, Cl A	26,900	630
Matador Resources Co	17,200	900
Murphy Oil Corp	22,400	593
Nabors Industries Ltd *	1,991	80
NACCO Industries Inc, Cl A	900	29
New Fortress Energy Inc, Cl A	10,000	100
Newpark Resources Inc *	18,020	110
NextDecade Corp *	19,000	156
Noble Corp PLC	20,890	541
Nordic American Tankers Ltd	34,377	84
Northern Oil & Gas Inc	14,000	441
NOV Inc	60,800	907
Oceaneering International Inc *	15,446	341
Oil States International Inc *	16,699	91
Ovintiv Inc	39,900	1,734
Par Pacific Holdings Inc *	9,986	144
Patterson-UTI Energy Inc	59,955	498
PBF Energy Inc, Cl A	15,277	327
Peabody Energy Corp	16,600	229
Permian Resources Corp, Cl A	99,685	1,405
ProFrac Holding Corp, Cl A *	3,000	22
ProPetro Holding Corp *	13,100	111
Range Resources Corp	34,700	1,288
REX American Resources Corp *	1,800	70
Riley Exploration Permian Inc	1,200	38
Ring Energy Inc *	10,000	13
RPC Inc	15,199	85
Sable Offshore Corp *	8,300	235

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SandRidge Energy Inc	8,200	$96
Scorpio Tankers Inc	7,613	303
SEACOR Marine Holdings Inc *	7,300	42
Seadrill Ltd *	9,400	239
Select Water Solutions Inc, Cl A	11,300	137
SFL Corp Ltd, Cl B	18,576	168
Sitio Royalties Corp, Cl A	11,121	222
SM Energy Co	17,913	586
Solaris Energy Infrastructure Inc, Cl A	4,800	164
Talos Energy Inc *	22,100	199
TechnipFMC PLC	62,300	1,834
Teekay Corp *	4,200	27
Teekay Tankers Ltd, Cl A	3,300	125
TETRA Technologies Inc *	9,600	36
Tidewater Inc *	7,700	351
Transocean Ltd *	95,700	282
Uranium Energy Corp *	55,500	311
Ur-Energy Inc *	45,200	43
VAALCO Energy Inc	15,500	62
Valaris Ltd *	9,700	346
Viper Energy Inc, Cl A	19,100	889
Vital Energy Inc *	3,800	101
Vitesse Energy Inc	5,143	132
W&T Offshore Inc	21,338	36
Weatherford International PLC	11,300	700
World Kinect Corp	8,341	250

		46,079
Financials — 18.5%
1st Source Corp	2,758	179
ACNB Corp	1,900	78
AFC Gamma Inc ‡	2,800	24
Affiliated Managers Group Inc	4,500	769
Affirm Holdings Inc, Cl A *	39,200	2,515
AGNC Investment Corp ‡	124,321	1,297
Alerus Financial Corp	3,400	69
Ally Financial Inc	41,000	1,521
Amalgamated Financial Corp	3,000	97
Ambac Financial Group Inc *	7,800	76
Amerant Bancorp Inc, Cl A	5,100	117
American Coastal Insurance Corp *	4,000	49
American Financial Group Inc/OH	10,553	1,333
Ameris Bancorp	9,162	592
AMERISAFE Inc	2,633	135
Angel Oak Mortgage REIT Inc ‡	1,600	16
Annaly Capital Management Inc ‡	85,139	1,870
Apollo Commercial Real Estate Finance Inc ‡	23,419	237
Arbor Realty Trust Inc ‡	28,600	353
Ares Commercial Real Estate Corp ‡	9,600	47
Ares Management Corp, Cl A	27,845	4,760
ARMOUR Residential REIT Inc ‡	5,984	114
Arrow Financial Corp	3,349	91

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Artisan Partners Asset Management Inc, Cl A	9,300	$393
Associated Banc-Corp	24,036	597
Assured Guaranty Ltd	7,987	698
Atlantic Union Bankshares Corp	13,590	485
Atlanticus Holdings Corp *	1,100	60
AvidXchange Holdings Inc *	26,800	204
Axis Capital Holdings Ltd	11,668	1,130
Axos Financial Inc *	8,436	564
B Riley Financial Inc	4,400	28
Baldwin Insurance Group Inc/The, Cl A *	10,800	444
Banc of California Inc	19,113	284
BancFirst Corp	3,250	388
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,812	162
Bancorp Inc/The *	8,092	452
Bank First Corp	1,500	157
Bank of Hawaii Corp	6,024	435
Bank of Marin Bancorp	3,614	88
Bank of NT Butterfield & Son Ltd/The	6,300	244
Bank OZK	15,370	738
BankUnited Inc	10,996	413
Bankwell Financial Group Inc	1,100	35
Banner Corp	4,751	328
Bar Harbor Bankshares	2,850	92
BayCom Corp	3,000	82
BCB Bancorp Inc	3,200	32
Berkshire Hills Bancorp Inc	5,391	154
BGC Group Inc, Cl A	55,936	554
Blackstone Mortgage Trust Inc, Cl A ‡	27,500	571
Block Inc, Cl A *	83,509	5,453
Blue Foundry Bancorp *	6,000	60
Blue Owl Capital Inc, Cl A	79,100	1,703
BOK Financial Corp	3,082	336
Bowhead Specialty Holdings Inc *	2,400	81
Bread Financial Holdings Inc	6,900	373
Bridgewater Bancshares Inc *	600	9
Brighthouse Financial Inc *	9,500	563
Brightsphere Investment Group Inc	4,563	113
BrightSpire Capital Inc, Cl A ‡	21,794	136
Brookline Bancorp Inc	9,933	117
Burford Capital Ltd	32,900	513
Burke & Herbert Financial Services Corp	1,411	88
Business First Bancshares Inc	4,300	114
Byline Bancorp Inc	5,970	170
Cadence Bank	27,131	900
California BanCorp *	6,100	98
Camden National Corp	3,058	134
Cannae Holdings Inc	9,262	186
Cantaloupe Inc *	11,800	116
Capital Bancorp Inc	1,900	58
Capital City Bank Group Inc	2,861	106
Capitol Federal Financial Inc	12,987	77

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carlyle Group Inc/The	33,300	$1,660
Carter Bankshares Inc *	800	14
Cass Information Systems Inc	1,354	59
Cathay General Bancorp	10,915	512
Central Pacific Financial Corp	2,510	73
Chicago Atlantic Real Estate Finance Inc ‡	900	14
Chimera Investment Corp ‡	12,355	176
Citizens & Northern Corp	3,540	76
Citizens Financial Services Inc	700	42
City Holding Co	2,385	284
Civista Bancshares Inc	3,400	70
Claros Mortgage Trust Inc ‡	14,700	34
CNA Financial Corp	3,375	165
CNB Financial Corp/PA	1,948	49
CNO Financial Group Inc	15,025	626
Coastal Financial Corp/WA *	1,900	188
Cohen & Steers Inc	3,936	344
Coinbase Global Inc, Cl A *	30,400	6,555
Colony Bankcorp Inc	3,700	62
Columbia Banking System Inc	30,794	823
Columbia Financial Inc *	3,600	57
Comerica Inc	19,500	1,254
Commerce Bancshares Inc/MO	18,606	1,210
Community Financial System Inc	8,251	522
Community Trust Bancorp Inc	1,593	87
Community West Bancshares	2,800	54
Compass Diversified Holdings	10,600	232
ConnectOne Bancorp Inc	3,983	102
Corebridge Financial Inc	45,100	1,564
Crawford & Co, Cl A	5,700	70
Credit Acceptance Corp *	912	449
CrossFirst Bankshares Inc *	7,500	120
Cullen/Frost Bankers Inc	8,905	1,220
Customers Bancorp Inc *	4,770	258
CVB Financial Corp	19,279	389
Dave Inc *	1,300	131
Diamond Hill Investment Group Inc	654	96
DigitalBridge Group Inc	25,598	291
Dime Community Bancshares Inc	3,829	119
Donegal Group Inc, Cl A	2,500	44
Donnelley Financial Solutions Inc *	4,332	215
Dynex Capital Inc ‡	9,597	135
Eagle Bancorp Inc	4,406	102
East West Bancorp Inc	20,866	1,970
Eastern Bankshares Inc	28,834	516
Ellington Financial Inc ‡	13,700	197
Employers Holdings Inc	2,874	149
Enact Holdings Inc	3,400	117
Encore Capital Group Inc *	3,875	146
Enova International Inc *	3,566	369
Enstar Group Ltd *	1,951	649
Enterprise Bancorp Inc/MA	548	24
Enterprise Financial Services Corp	5,165	305

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equitable Holdings Inc	47,600	$2,619
Equity Bancshares Inc, Cl A	1,200	52
Esquire Financial Holdings Inc	1,600	123
Essent Group Ltd	16,100	928
Euronet Worldwide Inc *	6,388	655
Evercore Inc, Cl A	5,476	1,324
EVERTEC Inc	10,200	381
F&G Annuities & Life Inc	2,094	89
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	82
Farmers National Banc Corp	6,800	99
FB Financial Corp	5,802	293
Federal Agricultural Mortgage Corp, Cl C	1,288	269
Fidelis Insurance Holdings Ltd	5,600	82
Fidelity D&D Bancorp Inc	100	4
Fidelity National Financial Inc	39,266	2,534
Financial Institutions Inc	3,243	91
First American Financial Corp	15,372	1,010
First Bancorp Inc/The	3,052	80
First BanCorp/Puerto Rico	24,016	468
First Bancorp/Southern Pines NC	5,245	220
First Bancshares Inc/The	4,600	164
First Bank/Hamilton NJ	3,700	57
First Busey Corp	6,492	156
First Business Financial Services Inc	1,800	96
First Citizens BancShares Inc/NC, Cl A	1,802	3,691
First Commonwealth Financial Corp	13,701	225
First Community Bankshares Inc	2,342	98
First Financial Bancorp	13,333	365
First Financial Bankshares Inc	18,912	712
First Financial Corp/IN	2,412	125
First Foundation Inc	9,100	46
First Hawaiian Inc	20,100	541
First Horizon Corp	80,825	1,741
First Internet Bancorp	100	3
First Interstate BancSystem Inc, Cl A	12,916	397
First Merchants Corp	9,618	421
First Mid Bancshares Inc	3,572	136
First of Long Island Corp/The	4,995	66
First Western Financial Inc *	1,800	36
FirstCash Holdings Inc	6,020	676
Five Star Bancorp	2,800	85
Flushing Financial Corp	6,070	87
Flywire Corp *	18,900	215
FNB Corp/PA	53,589	795
Forge Global Holdings Inc *	31,460	31
Franklin BSP Realty Trust Inc ‡	15,254	207
Fulton Financial Corp	25,812	512
FVCBankcorp Inc *	3,375	40
GCM Grosvenor Inc, Cl A	10,000	141
Genworth Financial Inc, Cl A *	63,600	442
German American Bancorp Inc	3,566	142
Glacier Bancorp Inc	16,475	805

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goosehead Insurance Inc, Cl A *	3,000	$370
Granite Point Mortgage Trust Inc ‡	10,941	32
Great Southern Bancorp Inc	1,099	65
Green Dot Corp, Cl A *	9,255	71
Greene County Bancorp Inc	1,020	26
Greenlight Capital Re Ltd, Cl A *	6,409	89
Guaranty Bancshares Inc/TX	1,500	61
HA Sustainable Infrastructure Capital Inc ‡	15,700	451
Hamilton Insurance Group Ltd, Cl B *	8,000	156
Hamilton Lane Inc, Cl A	5,900	922
Hancock Whitney Corp	12,414	709
Hanmi Financial Corp	2,678	64
Hanover Insurance Group Inc/The	5,217	890
HarborOne Bancorp Inc	3,020	35
HBT Financial Inc	2,200	55
HCI Group Inc	1,115	147
Heritage Commerce Corp	4,500	48
Heritage Financial Corp/WA	3,571	90
Heritage Insurance Holdings Inc *	5,700	67
Hilltop Holdings Inc	7,700	246
Hingham Institution For Savings The	300	78
Hippo Holdings Inc *	3,484	100
Home Bancorp Inc	1,800	85
Home BancShares Inc/AR	27,932	837
HomeStreet Inc *	4,372	44
HomeTrust Bancshares Inc	1,002	37
Hope Bancorp Inc	19,295	211
Horace Mann Educators Corp	6,714	284
Horizon Bancorp Inc/IN	4,625	79
Houlihan Lokey Inc, Cl A	7,700	1,335
Independent Bank Corp	6,220	426
Independent Bank Corp/MI	3,300	112
Interactive Brokers Group Inc, Cl A	15,927	3,255
International Bancshares Corp	7,550	506
International Money Express Inc *	5,400	83
Invesco Mortgage Capital Inc ‡	8,009	70
Investors Title Co	100	24
Jackson Financial Inc, Cl A	11,100	1,017
James River Group Holdings Ltd	8,200	41
Janus Henderson Group PLC	19,700	831
Jefferies Financial Group Inc	26,000	1,721
John Marshall Bancorp Inc	2,700	50
Kearny Financial Corp/MD	10,929	76
Kemper Corp	8,473	573
Kinsale Capital Group Inc	3,400	1,468
KKR Real Estate Finance Trust Inc ‡	12,500	139
Ladder Capital Corp, Cl A ‡	15,962	189
Lakeland Financial Corp	3,157	210
Lazard Inc, Cl A	16,031	804
Lemonade Inc *	6,800	247
LendingClub Corp *	13,700	175
LendingTree Inc *	700	28
Lincoln National Corp	26,000	1,014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Live Oak Bancshares Inc	4,800	$153
LPL Financial Holdings Inc	11,262	4,187
Markel Group Inc *	1,923	3,718
Marqeta Inc, Cl A *	76,800	321
MBIA Inc *	10,982	67
Mercantile Bank Corp	1,657	80
Merchants Bancorp/IN	3,300	134
Mercury General Corp	3,878	209
Metrocity Bankshares Inc	3,800	115
Metropolitan Bank Holding Corp *	2,100	127
MFA Financial Inc ‡	16,624	177
MGIC Investment Corp	37,318	918
Mid Penn Bancorp Inc	3,200	91
Midland States Bancorp Inc	2,600	50
MidWestOne Financial Group Inc	3,169	96
Moelis & Co, Cl A	10,600	749
Moneylion Inc *	1,400	122
Morningstar Inc	3,920	1,230
Mr Cooper Group Inc *	9,471	1,064
MVB Financial Corp	2,400	44
National Bank Holdings Corp, Cl A	6,400	268
Navient Corp	13,300	190
NB Bancorp Inc *	6,400	124
NBT Bancorp Inc	6,308	301
NCR Atleos Corp *	9,941	283
Nelnet Inc, Cl A	1,931	236
NerdWallet Inc, Cl A *	5,800	59
New York Community Bancorp Inc	38,105	457
New York Mortgage Trust Inc ‡	7,759	54
NewtekOne Inc	4,600	60
Nexpoint Real Estate Finance Inc ‡	1,600	26
NI Holdings Inc *	2,300	33
Nicolet Bankshares Inc	2,200	264
NMI Holdings Inc, Cl A *	10,900	397
Northeast Bank	600	60
Northeast Community Bancorp Inc	300	7
Northfield Bancorp Inc	2,905	34
Northrim BanCorp Inc	900	74
Northwest Bancshares Inc	18,579	234
NU Holdings Ltd/Cayman Islands, Cl A *	479,000	5,149
OceanFirst Financial Corp	9,468	171
OFG Bancorp	7,625	324
Old National Bancorp/IN	47,333	1,124
Old Republic International Corp	37,144	1,430
Old Second Bancorp Inc	4,400	81
OmniAB Inc. *	2,598	—
OneMain Holdings Inc, Cl A	16,500	887
Open Lending Corp, Cl A *	9,900	48
Orange County Bancorp Inc	2,000	51
Orchid Island Capital Inc, Cl A ‡	7,420	63
Origin Bancorp Inc	5,000	194
Orrstown Financial Services Inc	3,000	100
Oscar Health Inc, Cl A *	29,500	431

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
P10 Inc, Cl A	8,600	$110
Pacific Premier Bancorp Inc	14,636	350
Pagseguro Digital Ltd, Cl A *	31,200	230
Palomar Holdings Inc, Cl A *	4,000	515
Park National Corp	1,905	317
Parke Bancorp Inc	2,200	44
Pathward Financial Inc	4,200	326
Patria Investments Ltd, Cl A	10,800	122
Payoneer Global Inc *	44,700	382
Paysafe Ltd *	3,467	69
PCB Bancorp	2,600	51
Peapack-Gladstone Financial Corp	3,154	102
PennyMac Financial Services Inc	3,900	404
PennyMac Mortgage Investment Trust ‡	14,463	212
Peoples Bancorp Inc/OH	5,572	178
Peoples Financial Services Corp	1,600	78
Perella Weinberg Partners, Cl A	8,600	199
Pinnacle Financial Partners Inc	11,527	1,317
Pioneer Bancorp Inc/NY *	2,700	32
Piper Sandler Cos	2,577	746
PJT Partners Inc, Cl A	3,700	589
Popular Inc	10,756	1,080
PRA Group Inc *	7,658	160
Preferred Bank/Los Angeles CA	1,537	136
Premier Financial Corp	6,876	193
Primerica Inc	5,129	1,487
Primis Financial Corp	6,000	63
Priority Technology Holdings Inc *	1,600	17
ProAssurance Corp *	4,925	77
PROG Holdings Inc	6,978	198
Prosperity Bancshares Inc	13,335	1,024
Provident Financial Services Inc	18,119	331
QCR Holdings Inc	2,600	196
Radian Group Inc	23,248	765
RBB Bancorp	2,600	46
Ready Capital Corp ‡	29,838	207
Red River Bancshares Inc	1,200	68
Redwood Trust Inc ‡	15,505	104
Regional Management Corp	1,700	57
Reinsurance Group of America Inc, Cl A	9,816	1,990
Remitly Global Inc *	21,000	504
RenaissanceRe Holdings Ltd	7,806	1,855
Renasant Corp	9,060	328
Repay Holdings Corp, Cl A *	14,200	102
Republic Bancorp Inc/KY, Cl A	798	54
Rithm Capital Corp ‡	75,488	917
RLI Corp	12,364	941
Robinhood Markets Inc, Cl A *	101,300	5,075
Rocket Cos Inc, Cl A *	21,000	294
Root Inc/OH, Cl A *	1,400	189
Ryan Specialty Holdings Inc, Cl A	15,200	1,064
S&T Bancorp Inc	6,232	251
Safety Insurance Group Inc	2,431	185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sandy Spring Bancorp Inc	7,010	$224
Seacoast Banking Corp of Florida	11,881	336
SEI Investments Co †	15,219	1,218
Selective Insurance Group Inc	8,784	756
Selectquote Inc *	28,700	131
ServisFirst Bancshares Inc	8,000	731
Sezzle Inc *	400	120
Shift4 Payments Inc, Cl A *	9,000	889
Shore Bancshares Inc	1,800	27
Sierra Bancorp	2,978	91
Simmons First National Corp, Cl A	19,253	423
SiriusPoint Ltd *	16,300	250
Skyward Specialty Insurance Group Inc *	6,100	317
SLM Corp	32,620	985
SmartFinancial Inc	3,100	108
SoFi Technologies Inc *	159,800	2,312
South Plains Financial Inc	2,400	85
Southern First Bancshares Inc *	1,491	51
Southern Missouri Bancorp Inc	1,900	111
Southside Bancshares Inc	4,762	146
SouthState Corp	15,085	1,521
Starwood Property Trust Inc ‡	48,880	1,003
Stellar Bancorp Inc	6,340	184
StepStone Group Inc, Cl A	10,100	608
Sterling Bancorp Inc/MI *	2,158	10
Stewart Information Services Corp	4,541	323
Stifel Financial Corp	14,873	1,579
Stock Yards Bancorp Inc	3,402	248
StoneCo Ltd, Cl A *	47,400	438
StoneX Group Inc *	4,052	489
Sunrise Realty Trust Inc ‡	933	11
Synovus Financial Corp	21,992	1,141
Texas Capital Bancshares Inc *	6,623	524
TFS Financial Corp	4,943	65
Third Coast Bancshares Inc *	800	29
Tiptree Inc	5,100	115
Toast Inc, Cl A *	68,500	2,644
Tompkins Financial Corp	1,305	90
Towne Bank/Portsmouth VA	11,567	427
TPG Inc, Cl A	12,500	689
TPG RE Finance Trust Inc ‡	4,600	40
Tradeweb Markets Inc, Cl A	17,300	2,342
TriCo Bancshares	4,009	175
Triumph Financial Inc *	3,600	248
Trupanion Inc *	5,400	187
TrustCo Bank Corp NY	1,825	60
Trustmark Corp	9,039	331
Two Harbors Investment Corp ‡	14,210	201
UMB Financial Corp	10,286	1,135
United Bankshares Inc/WV	19,256	696
United Community Banks Inc/GA	18,118	584
United Fire Group Inc	4,171	117
Unity Bancorp Inc	100	5

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Insurance Holdings Inc	1,900	$42
Univest Financial Corp	4,715	144
Unum Group	26,800	2,205
Upstart Holdings Inc *	12,100	807
USCB Financial Holdings Inc	2,200	43
UWM Holdings Corp	14,600	92
Valley National Bancorp	68,968	679
Value Line Inc	300	12
Velocity Financial Inc *	1,800	34
Veritex Holdings Inc	6,739	178
Victory Capital Holdings Inc, Cl A	5,500	352
Virtu Financial Inc, Cl A	11,300	413
Virtus Investment Partners Inc	1,158	217
Voya Financial Inc	15,100	1,091
WaFd Inc	9,418	279
Walker & Dunlop Inc	5,023	430
Washington Trust Bancorp Inc	1,670	54
Waterstone Financial Inc	4,000	56
Webster Financial Corp	25,229	1,421
WesBanco Inc	8,609	302
West BanCorp Inc	3,785	86
Westamerica BanCorp	3,255	170
Western Alliance Bancorp	16,061	1,396
Western Union Co/The	52,200	565
WEX Inc *	6,176	970
White Mountains Insurance Group Ltd	362	670
Wintrust Financial Corp	9,561	1,190
WisdomTree Inc	21,375	195
World Acceptance Corp *	476	64
WSFS Financial Corp	8,112	440
XP Inc, Cl A *	62,900	890
Zions Bancorp NA	22,100	1,194

		205,492
Health Care — 10.9%
10X Genomics Inc, Cl A *	15,000	160
2seventy bio Inc *	8,200	22
4D Molecular Therapeutics Inc *	7,700	35
89bio Inc *	12,200	113
Absci Corp *	13,100	50
Acadia Healthcare Co Inc *	13,887	416
ACADIA Pharmaceuticals Inc *	19,100	374
Accolade Inc *	11,200	78
Accuray Inc *	18,400	37
ACELYRIN Inc *	8,700	23
AdaptHealth Corp, Cl A *	15,400	175
Adaptive Biotechnologies Corp *	23,700	196
Addus HomeCare Corp *	2,200	211
ADMA Biologics Inc *	32,600	534
Aerovate Therapeutics Inc *	2,200	5
Agenus Inc *	2,865	8
agilon health Inc *	42,900	134
Agios Pharmaceuticals Inc *	7,900	281
AirSculpt Technologies Inc *	1,400	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Akebia Therapeutics Inc *	45,600	$84
Akero Therapeutics Inc *	10,400	511
Akoya Biosciences Inc *	1,600	3
Aldeyra Therapeutics Inc *	9,200	47
Alector Inc *	13,000	21
Alignment Healthcare Inc *	17,000	267
Alkermes PLC *	23,453	805
Allogene Therapeutics Inc *	20,200	39
Alnylam Pharmaceuticals Inc *	19,389	4,784
Alphatec Holdings Inc *	17,300	217
Altimmune Inc *	11,800	78
ALX Oncology Holdings Inc *	4,300	5
Amedisys Inc *	4,771	439
Amicus Therapeutics Inc *	42,100	400
AMN Healthcare Services Inc *	5,809	147
Amneal Pharmaceuticals Inc *	23,588	205
Amphastar Pharmaceuticals Inc *	5,300	151
AnaptysBio Inc *	1,900	32
Anavex Life Sciences Corp *	15,300	121
AngioDynamics Inc *	8,570	80
ANI Pharmaceuticals Inc *	2,500	155
Anika Therapeutics Inc *	3,070	54
Annexon Inc *	17,700	47
Apellis Pharmaceuticals Inc *	14,700	370
Apogee Therapeutics Inc *	5,000	157
Applied Therapeutics Inc *	15,800	8
Aquestive Therapeutics Inc *	18,500	52
Arbutus Biopharma Corp *	16,700	58
Arcellx Inc *	6,800	441
Arcturus Therapeutics Holdings Inc *	3,100	52
Arcus Biosciences Inc *	10,600	115
Arcutis Biotherapeutics Inc *	17,500	240
Ardelyx Inc *	42,200	226
ArriVent Biopharma Inc *	2,900	68
Arrowhead Pharmaceuticals Inc *	17,100	323
ARS Pharmaceuticals Inc *	8,100	85
Artivion Inc *	4,845	123
Arvinas Inc *	8,600	152
Astrana Health Inc *	7,100	180
Astria Therapeutics Inc *	3,100	20
Atea Pharmaceuticals Inc *	15,000	45
AtriCure Inc *	5,920	229
Aura Biosciences Inc *	2,200	16
Aurinia Pharmaceuticals Inc *	16,100	128
Avadel Pharmaceuticals PLC *	15,200	120
Avanos Medical Inc *	7,800	117
Avantor Inc *	102,651	1,714
Aveanna Healthcare Holdings Inc *	10,800	46
Avidity Biosciences Inc *	16,600	509
Avita Medical Inc *	5,000	46
Axogen Inc *	9,085	182
Axsome Therapeutics Inc *	5,300	676
Azenta Inc *	7,803	340

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beam Therapeutics Inc *	10,600	$279
Bicara Therapeutics Inc *	4,100	55
BioCryst Pharmaceuticals Inc *	27,700	239
Biohaven Ltd *	13,350	496
BioLife Solutions Inc *	3,800	91
BioMarin Pharmaceutical Inc *	27,946	1,989
Biomea Fusion Inc *	3,900	11
Bio-Rad Laboratories Inc, Cl A *	2,900	769
Bioventus Inc, Cl A *	8,800	89
Bluebird Bio Inc *	720	3
Blueprint Medicines Corp *	9,400	908
Bridgebio Pharma Inc *	21,935	766
BrightSpring Health Services Inc *	9,600	185
Brookdale Senior Living Inc, Cl A *	24,509	140
Bruker Corp	16,032	757
C4 Therapeutics Inc *	9,600	26
Cabaletta Bio Inc *	7,500	14
Capricor Therapeutics Inc *	7,200	111
CareDx Inc *	9,000	199
Cargo Therapeutics Inc *	6,800	26
Caribou Biosciences Inc *	15,100	18
Cassava Sciences Inc *	4,700	11
Castle Biosciences Inc *	4,600	100
Catalyst Pharmaceuticals Inc *	15,200	348
Celcuity Inc *	7,600	72
Celldex Therapeutics Inc *	9,300	191
Century Therapeutics Inc *	2,500	2
Certara Inc *	17,764	213
Cerus Corp *	38,497	64
CG oncology Inc *	8,300	215
Chemed Corp	2,345	1,409
ChromaDex Corp *	800	5
Codexis Inc *	13,961	42
Cogent Biosciences Inc *	14,000	105
Coherus Biosciences Inc *	14,800	16
Collegium Pharmaceutical Inc *	4,900	142
Community Health Systems Inc *	12,629	38
Concentra Group Holdings Parent Inc *	16,521	373
CONMED Corp	4,208	249
Corbus Pharmaceuticals Holdings Inc *	1,700	13
Corcept Therapeutics Inc *	12,000	727
CorMedix Inc *	9,000	93
CorVel Corp *	3,702	408
Crinetics Pharmaceuticals Inc *	12,800	458
Cross Country Healthcare Inc *	7,179	123
CryoPort Inc *	9,400	52
Cullinan Therapeutics Inc *	6,400	54
CVRx Inc *	2,900	38
Cytek Biosciences Inc *	23,200	104
Cytokinetics Inc *	17,500	805
Day One Biopharmaceuticals Inc *	8,500	77
Definitive Healthcare Corp, Cl A *	7,300	24
Denali Therapeutics Inc *	18,100	300

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DENTSPLY SIRONA Inc	31,000	$513
Design Therapeutics Inc *	7,800	38
Dianthus Therapeutics Inc *	3,900	84
Disc Medicine Inc, Cl A *	2,700	152
DocGo Inc *	13,700	42
Doximity Inc, Cl A *	18,800	1,325
Dynavax Technologies Corp, Cl A *	17,389	240
Dyne Therapeutics Inc *	13,000	177
Edgewise Therapeutics Inc *	11,900	311
Editas Medicine Inc, Cl A *	15,400	30
Elanco Animal Health Inc *	75,200	840
Embecta Corp	6,500	88
Enanta Pharmaceuticals Inc *	4,700	37
Encompass Health Corp	14,841	1,486
Enhabit Inc *	10,870	91
Enliven Therapeutics Inc *	4,600	96
Enovis Corp *	8,363	323
Ensign Group Inc/The	8,436	1,090
Entrada Therapeutics Inc *	4,200	50
Envista Holdings Corp *	26,400	527
Erasca Inc *	14,600	20
Esperion Therapeutics Inc *	31,100	53
Evolent Health Inc, Cl A *	17,700	159
Evolus Inc *	11,000	160
Exact Sciences Corp *	27,726	1,314
Exelixis Inc *	41,300	1,598
EyePoint Pharmaceuticals Inc *	4,500	28
Fate Therapeutics Inc *	18,600	21
Foghorn Therapeutics Inc *	4,200	20
Fortrea Holdings Inc *	14,200	197
Fulcrum Therapeutics Inc *	10,200	37
Fulgent Genetics Inc *	4,700	73
GeneDx Holdings Corp, Cl A *	2,000	206
Generation Bio Co *	9,900	6
Geron Corp *	76,670	135
Glaukos Corp *	7,449	894
Globus Medical Inc, Cl A *	17,058	1,370
GRAIL Inc *	4,633	179
Guardant Health Inc *	18,300	779
Haemonetics Corp *	6,847	448
Halozyme Therapeutics Inc *	19,058	1,127
Harmony Biosciences Holdings Inc *	5,300	179
Harrow Inc *	5,200	146
Health Catalyst Inc *	12,300	57
HealthEquity Inc *	13,100	1,438
HealthStream Inc	3,964	134
Heron Therapeutics Inc *	20,900	52
HilleVax Inc *	2,600	5
Hims & Hers Health Inc *	29,000	1,308
Humacyte Inc *	14,991	51
ICU Medical Inc *	3,127	458
Ideaya Biosciences Inc *	12,300	253
IGM Biosciences Inc *	1,200	2

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Illumina Inc *	24,000	$2,130
ImmunityBio Inc *	20,800	68
Immunome Inc *	8,500	80
Immunovant Inc *	10,200	210
Inmode Ltd *	12,000	225
Innovage Holding Corp *	3,900	13
Innoviva Inc *	9,309	167
Inogen Inc *	4,100	34
Inozyme Pharma Inc *	8,500	10
Insmed Inc *	26,000	2,120
Inspire Medical Systems Inc *	4,300	798
Integer Holdings Corp *	4,930	607
Integra LifeSciences Holdings Corp *	11,304	262
Intellia Therapeutics Inc *	16,400	165
Intra-Cellular Therapies Inc *	15,700	2,013
Ionis Pharmaceuticals Inc *	23,594	783
Iovance Biotherapeutics Inc *	38,300	162
iRadimed Corp	1,100	59
iRhythm Technologies Inc *	4,300	474
Ironwood Pharmaceuticals Inc, Cl A *	27,354	44
iTeos Therapeutics Inc *	4,600	33
Janux Therapeutics Inc *	4,600	151
Jasper Therapeutics Inc *	1,900	11
Jazz Pharmaceuticals PLC *	9,000	1,292
Joint Corp/The *	3,000	34
KalVista Pharmaceuticals Inc *	4,700	54
Keros Therapeutics Inc *	4,800	53
Kiniksa Pharmaceuticals International Plc, Cl A *	6,700	136
Kodiak Sciences Inc *	7,600	31
Krystal Biotech Inc *	3,700	663
Kura Oncology Inc *	9,400	72
Kymera Therapeutics Inc *	7,600	238
Lantheus Holdings Inc *	10,600	995
Larimar Therapeutics Inc *	6,900	21
LeMaitre Vascular Inc	2,700	248
LENZ Therapeutics Inc	500	11
Lexicon Pharmaceuticals Inc *	17,105	12
LifeMD Inc *	5,700	30
LifeStance Health Group Inc *	20,600	160
Ligand Pharmaceuticals Inc *	2,328	285
Liquidia Corp *	10,700	166
LivaNova PLC *	8,600	358
Lyell Immunopharma Inc *	33,800	24
MacroGenics Inc *	12,600	31
Madrigal Pharmaceuticals Inc *	2,600	887
MannKind Corp *	43,600	233
Maravai LifeSciences Holdings Inc, Cl A *	13,018	42
Masimo Corp *	6,393	1,207
MaxCyte Inc *	20,500	68
Medpace Holdings Inc *	3,700	1,211
MeiraGTx Holdings PLC *	6,700	48
Merit Medical Systems Inc *	8,375	855

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mersana Therapeutics Inc *	15,600	$8
Mesa Laboratories Inc	1,100	153
MiMedx Group Inc *	13,300	112
Mind Medicine MindMed Inc *	11,800	79
Mineralys Therapeutics Inc *	4,700	43
Mirum Pharmaceuticals Inc *	6,400	304
ModivCare Inc *	2,458	8
Monte Rosa Therapeutics Inc *	8,900	49
Myriad Genetics Inc *	14,226	153
Nano-X Imaging Ltd, Cl X *	11,200	69
Natera Inc *	17,400	2,707
National HealthCare Corp	1,994	186
National Research Corp, Cl A	3,212	47
Nautilus Biotechnology Inc, Cl A *	6,155	8
Neogen Corp *	35,012	352
NeoGenomics Inc *	18,300	183
Neumora Therapeutics Inc *	13,800	22
Neurocrine Biosciences Inc *	15,100	1,793
Neurogene Inc *	1,700	30
Nevro Corp *	7,800	45
Nkarta Inc *	7,474	13
Novavax Inc *	23,268	194
Novocure Ltd *	15,700	299
Nurix Therapeutics Inc *	10,000	155
Nuvalent Inc, Cl A *	5,500	412
Nuvation Bio Inc *	34,000	67
Ocugen Inc *	42,100	27
Ocular Therapeutix Inc *	19,900	142
Olema Pharmaceuticals Inc *	7,200	31
Omeros Corp *	4,300	36
OmniAb Inc, Cl W *	16,797	58
Omnicell Inc *	5,712	217
OPKO Health Inc *	53,584	93
OptimizeRx Corp *	4,000	21
Option Care Health Inc *	26,727	895
OraSure Technologies Inc *	16,939	59
Organogenesis Holdings Inc, Cl A *	12,321	77
Organon & Co	40,800	608
ORIC Pharmaceuticals Inc *	6,200	50
Orthofix Medical Inc *	6,953	121
OrthoPediatrics Corp *	2,800	65
Outlook Therapeutics Inc *	935	1
Owens & Minor Inc *	11,239	108
Pacific Biosciences of California Inc *	46,800	68
Pacira BioSciences Inc *	6,545	157
PACS Group Inc *	7,000	91
Paragon 28 Inc *	5,500	72
Patterson Cos Inc	12,900	402
Pediatrix Medical Group Inc *	10,056	149
Pennant Group Inc/The *	3,268	74
Penumbra Inc *	5,600	1,598
PepGen Inc *	2,600	8
Perrigo Co PLC	21,400	621

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perspective Therapeutics Inc *	7,700	$21
Phathom Pharmaceuticals Inc *	5,900	33
Phibro Animal Health Corp, Cl A	4,800	109
Phreesia Inc *	8,400	223
Pliant Therapeutics Inc *	11,200	39
Praxis Precision Medicines Inc *	2,800	108
Precigen Inc *	21,300	37
Premier Inc, Cl A	13,900	253
Prestige Consumer Healthcare Inc *	7,779	659
Prime Medicine Inc *	7,800	20
Privia Health Group Inc *	16,800	420
PROCEPT BioRobotics Corp *	6,100	392
Progyny Inc *	11,700	264
ProKidney Corp, Cl A *	12,200	15
Protagonist Therapeutics Inc *	8,300	312
Prothena Corp PLC *	7,900	125
PTC Therapeutics Inc *	10,700	591
Pulmonx Corp *	6,600	57
Pulse Biosciences Inc *	4,500	82
QIAGEN NV *	31,992	1,228
Quanterix Corp *	7,000	53
Quantum-Si Inc *	21,500	30
QuidelOrtho Corp *	8,271	331
RadNet Inc *	9,700	538
RAPT Therapeutics Inc *	5,700	7
Recursion Pharmaceuticals Inc, Cl A *	34,000	255
REGENXBIO Inc *	9,300	61
Relay Therapeutics Inc *	15,500	53
Repligen Corp *	8,322	1,325
Replimune Group Inc *	7,600	96
REVOLUTION Medicines Inc *	25,403	1,035
Rhythm Pharmaceuticals Inc *	8,800	483
Rigel Pharmaceuticals Inc *	3,705	85
Rocket Pharmaceuticals Inc *	11,300	107
Roivant Sciences Ltd *	62,000	666
Royalty Pharma PLC, Cl A	59,600	2,005
RxSight Inc *	5,600	159
Sage Therapeutics Inc *	10,700	78
Sana Biotechnology Inc *	18,300	48
Sarepta Therapeutics Inc *	13,700	1,462
Savara Inc *	24,200	60
Scholar Rock Holding Corp *	12,100	470
Schrodinger Inc/United States *	9,700	216
Scilex Holding Co *	12,212	124
Select Medical Holdings Corp	15,765	287
Semler Scientific Inc *	1,000	43
SEPTERNA INC *	3,800	25
SI-BONE Inc *	7,300	132
SIGA Technologies Inc	10,000	55
Sight Sciences Inc *	2,400	6
Simulations Plus Inc	1,700	49
Soleno Therapeutics Inc *	3,600	176
Sotera Health Co *	25,624	320

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SpringWorks Therapeutics Inc *	9,800	$566
Spyre Therapeutics Inc *	5,700	112
STAAR Surgical Co *	7,378	129
Standard BioTools Inc *	49,600	53
Stoke Therapeutics Inc *	4,300	34
Summit Therapeutics Inc *	14,200	294
Supernus Pharmaceuticals Inc *	6,700	215
Surgery Partners Inc *	12,000	289
Surmodics Inc *	3,044	100
Sutro Biopharma Inc *	9,400	15
Syndax Pharmaceuticals Inc *	11,200	175
Tactile Systems Technology Inc *	4,900	70
Talkspace Inc *	20,200	58
Tandem Diabetes Care Inc *	9,200	204
Tango Therapeutics Inc *	5,100	11
Tarsus Pharmaceuticals Inc *	6,000	267
Taysha Gene Therapies Inc *	26,300	42
Teladoc Health Inc *	28,340	271
Tenaya Therapeutics Inc *	3,000	3
Tenet Healthcare Corp *	14,300	1,810
Terns Pharmaceuticals Inc *	5,200	19
TG Therapeutics Inc *	20,500	617
Theravance Biopharma Inc *	6,045	57
Third Harmonic Bio Inc *	3,300	11
Tourmaline Bio Inc *	3,800	50
TransMedics Group Inc *	4,700	359
Travere Therapeutics Inc *	9,200	197
Treace Medical Concepts Inc *	6,200	55
TScan Therapeutics Inc *	6,300	13
Twist Bioscience Corp *	8,200	318
Tyra Biosciences Inc *	2,600	30
UFP Technologies Inc *	1,200	273
Ultragenyx Pharmaceutical Inc *	13,400	575
United Therapeutics Corp *	6,464	2,069
UroGen Pharma Ltd *	5,900	56
US Physical Therapy Inc	1,926	156
Utah Medical Products Inc	1,000	60
Vanda Pharmaceuticals Inc *	11,800	56
Varex Imaging Corp *	8,600	111
Vaxcyte Inc *	18,700	1,365
Veeva Systems Inc, Cl A *	22,193	4,974
Ventyx Biosciences Inc *	9,300	15
Vera Therapeutics Inc, Cl A *	6,700	201
Veracyte Inc *	12,300	428
Vericel Corp *	6,500	333
Verve Therapeutics Inc *	10,000	63
Viemed Healthcare Inc *	1,000	8
Viking Therapeutics Inc *	15,900	459
Vir Biotechnology Inc *	13,100	110
Viridian Therapeutics Inc *	10,300	160
Voyager Therapeutics Inc *	10,800	44
WaVe Life Sciences Ltd *	15,300	162
Waystar Holding Corp *	7,400	322

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xencor Inc *	10,000	$154
Xeris Biopharma Holdings Inc *	29,100	111
Y-mAbs Therapeutics Inc *	2,600	14
Zentalis Pharmaceuticals Inc *	10,300	21
Zevra Therapeutics Inc *	2,500	20
Zimvie Inc *	4,800	64
Zymeworks Inc *	10,600	142
Zynex Inc *	4,180	30

		121,129
Industrials — 16.6%
3D Systems Corp *	27,947	95
AAON Inc	10,175	781
AAR Corp *	4,829	314
ABM Industries Inc	8,655	470
ACCO Brands Corp	8,129	38
Acuity Brands Inc	4,525	1,345
ACV Auctions Inc, Cl A *	20,100	323
Advanced Drainage Systems Inc	10,500	1,170
AECOM	19,748	1,976
AeroVironment Inc *	4,325	647
AerSale Corp *	7,700	54
AGCO Corp	9,723	943
Air Lease Corp, Cl A	14,931	716
Air Transport Services Group Inc *	7,736	173
Alamo Group Inc	1,535	269
Alaska Air Group Inc *	18,800	1,359
Albany International Corp, Cl A	4,898	375
Alight Inc, Cl A *	59,400	406
Allegiant Travel Co, Cl A	2,050	151
Allient Inc	2,650	66
Allison Transmission Holdings Inc	13,076	1,330
Alta Equipment Group Inc	4,403	24
Amentum Holdings Inc *	20,500	403
Ameresco Inc, Cl A *	5,279	62
American Airlines Group Inc *	97,900	1,405
American Superconductor Corp *	5,600	127
American Woodmark Corp *	2,284	142
API Group Corp *	34,500	1,355
Apogee Enterprises Inc	2,911	140
Applied Industrial Technologies Inc	5,761	1,444
ArcBest Corp	3,790	299
Archer Aviation Inc, Cl A *	32,200	286
Arcosa Inc	6,913	580
Argan Inc	2,079	271
Armstrong World Industries Inc	6,477	995
Array Technologies Inc *	28,987	153
Astec Industries Inc	2,763	98
Astronics Corp *	3,874	78
Astronics Corp, Cl B *	2,395	46
Atkore Inc	5,700	351
Atmus Filtration Technologies Inc	12,000	478
Avis Budget Group Inc *	2,660	210
AZEK Co Inc/The, Cl A *	20,900	979

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AZZ Inc	3,996	$384
Barrett Business Services Inc	2,936	118
Beacon Roofing Supply Inc *	9,370	1,081
BlackSky Technology Inc, Cl A *	5,600	81
Blade Air Mobility Inc *	12,600	43
Blink Charging Co *	8,500	9
Bloom Energy Corp, Cl A *	29,400	706
Blue Bird Corp *	4,392	154
BlueLinx Holdings Inc *	1,000	79
Boise Cascade Co	5,970	619
Booz Allen Hamilton Holding Corp, Cl A	19,165	2,033
Bowman Consulting Group Ltd, Cl A *	3,000	62
BrightView Holdings Inc *	9,600	129
Brink's Co/The	6,906	649
Brookfield Business Corp, Cl A	2,200	61
BROOKFIELD INFRASTRUCTURE-A, Cl A *	17,050	683
BWX Technologies Inc	13,824	1,437
Byrna Technologies Inc *	3,400	87
CACI International Inc, Cl A *	3,332	1,116
Cadre Holdings Inc	3,700	124
Carlisle Cos Inc	6,877	2,343
Casella Waste Systems Inc, Cl A *	9,191	1,030
CBIZ Inc *	6,745	527
CECO Environmental Corp *	3,300	82
Centuri Holdings Inc *	2,200	38
ChargePoint Holdings Inc *	55,200	37
Chart Industries Inc *	6,572	1,252
Cimpress PLC *	2,299	111
Clarivate PLC *	60,600	260
Clean Harbors Inc *	7,776	1,661
CNH Industrial NV	129,100	1,663
Columbus McKinnon Corp/NY	3,665	64
Comfort Systems USA Inc	5,291	1,922
CompX International Inc	400	10
Concentrix Corp	7,081	320
Concrete Pumping Holdings Inc *	3,900	26
Conduent Inc *	15,000	53
Construction Partners Inc, Cl A *	6,100	443
Core & Main Inc, Cl A *	28,600	1,459
CoreCivic Inc *‡	15,102	283
Costamare Inc	7,100	72
Covenant Logistics Group Inc, Cl A	2,800	70
CRA International Inc	905	175
Crane Co	7,429	1,211
CSG Systems International Inc	4,817	310
CSW Industrials Inc	2,500	765
Curtiss-Wright Corp	5,778	1,859
Custom Truck One Source Inc *	14,400	64
Deluxe Corp	5,254	86
Distribution Solutions Group Inc *	400	12
DNOW Inc *	17,300	276
Donaldson Co Inc	17,646	1,219
Douglas Dynamics Inc	2,122	57

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Driven Brands Holdings Inc *	6,700	$117
Ducommun Inc *	2,400	141
Dun & Bradstreet Holdings Inc	43,400	394
DXP Enterprises Inc/TX *	1,462	132
Dycom Industries Inc *	4,207	689
EMCOR Group Inc	6,787	2,775
Energy Recovery Inc *	5,800	87
Energy Vault Holdings Inc *	13,900	19
Enerpac Tool Group Corp, Cl A	7,742	358
EnerSys	5,683	577
Ennis Inc	5,288	112
Enovix Corp *	27,300	244
Enpro Inc	3,268	595
Enviri Corp *	8,128	53
Esab Corp	8,462	1,060
ESCO Technologies Inc	3,977	656
EVERUS CONSTRUCTION GROUP *	7,458	310
ExlService Holdings Inc *	23,615	1,144
Exponent Inc	7,372	624
Federal Signal Corp	8,747	711
Ferguson Enterprises Inc	30,400	5,396
First Advantage Corp *	7,916	118
Flowserve Corp	19,700	1,084
Fluence Energy Inc, Cl A *	9,400	54
Fluor Corp *	25,300	962
Forrester Research Inc *	2,464	27
Fortune Brands Innovations Inc	18,500	1,197
Forward Air Corp	2,918	66
Franklin Covey Co *	1,404	45
Franklin Electric Co Inc	6,681	682
Frontier Group Holdings Inc *	9,200	66
FTAI Aviation Ltd	15,300	1,969
FTAI Infrastructure Inc	19,500	114
FTI Consulting Inc *	5,368	889
FuelCell Energy Inc *	2,856	16
Gates Industrial Corp PLC *	36,500	790
GATX Corp	5,152	861
Genco Shipping & Trading Ltd	7,300	104
Genpact Ltd	25,750	1,370
GEO Group Inc/The *	17,485	478
Gibraltar Industries Inc *	4,260	280
Global Industrial Co	2,900	68
GMS Inc *	5,700	454
Golden Ocean Group Ltd	20,100	195
Gorman-Rupp Co/The	3,377	129
Graco Inc	24,905	2,168
GrafTech International Ltd *	46,100	54
Graham Corp *	1,700	58
Granite Construction Inc	6,334	523
Great Lakes Dredge & Dock Corp *	6,880	58
Greenbrier Cos Inc/The	5,023	282
Griffon Corp	5,437	393
GXO Logistics Inc *	18,090	713

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&E Equipment Services Inc	5,525	$530
Hayward Holdings Inc *	20,100	291
Healthcare Services Group Inc *	12,139	127
Heartland Express Inc	9,772	101
HEICO Corp	6,618	1,752
HEICO Corp, Cl A	12,082	2,575
Heidrick & Struggles International Inc	1,952	80
Helios Technologies Inc	4,077	161
Herc Holdings Inc	4,067	584
Hertz Global Holdings Inc *	26,900	112
Hexcel Corp	11,698	741
Hillenbrand Inc	11,580	346
Hillman Solutions Corp *	33,100	323
Himalaya Shipping Ltd	4,900	27
HNI Corp	7,762	362
Hub Group Inc, Cl A	9,924	408
Hudson Technologies Inc *	5,300	31
Huron Consulting Group Inc *	2,911	444
Hyliion Holdings Corp *	27,400	46
Hyster-Yale Inc	2,002	102
IBEX Holdings Ltd *	1,200	30
ICF International Inc	2,668	211
IES Holdings Inc *	1,100	196
Innodata Inc *	3,700	195
Insperity Inc	5,724	504
Insteel Industries Inc	4,141	117
Interface Inc, Cl A	7,545	153
Intuitive Machines Inc *	6,100	89
ITT Inc	12,463	1,760
Janus International Group Inc *	23,300	189
JELD-WEN Holding Inc *	14,300	79
JetBlue Airways Corp *	50,381	328
Joby Aviation Inc *	67,100	470
John Bean Technologies Corp	7,031	928
Kadant Inc	1,725	646
Karat Packaging Inc	1,000	30
KBR Inc	19,845	973
Kelly Services Inc, Cl A	3,895	52
Kennametal Inc	13,014	288
Kforce Inc	3,237	162
Kirby Corp *	8,426	878
Knight-Swift Transportation Holdings Inc, Cl A	23,827	1,202
Korn Ferry	7,458	490
Kratos Defense & Security Solutions Inc *	21,116	557
Landstar System Inc	5,344	849
Legalzoom.com Inc *	21,900	223
Leonardo DRS Inc *	11,400	347
Limbach Holdings Inc *	1,100	91
Lincoln Electric Holdings Inc	8,133	1,681
Lindsay Corp	1,927	255
Liquidity Services Inc *	3,922	131
Loar Holdings Inc *	4,800	349

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LSI Industries Inc	5,700	$105
Luxfer Holdings PLC	1,700	21
Lyft Inc, Cl A *	56,700	756
Manitowoc Co Inc/The *	7,787	81
ManpowerGroup Inc	6,456	372
Marten Transport Ltd	9,729	143
MasTec Inc *	9,182	1,199
Masterbrand Inc *	17,600	246
Matrix Service Co *	4,300	54
Matson Inc	4,952	713
Matthews International Corp, Cl A	3,213	80
Maximus Inc	9,316	607
McGrath RentCorp	3,248	396
Mercury Systems Inc *	8,023	356
Middleby Corp/The *	8,225	1,361
Miller Industries Inc/TN	1,011	59
MillerKnoll Inc	10,207	219
Montrose Environmental Group Inc *	5,900	115
Moog Inc, Cl A	4,224	720
MRC Global Inc *	13,812	168
MSA Safety Inc	5,744	940
MSC Industrial Direct Co Inc, Cl A	6,903	555
Mueller Industries Inc	16,916	1,356
Mueller Water Products Inc, Cl A	24,112	621
MYR Group Inc *	2,379	292
National Presto Industries Inc	1,091	111
NEXTracker Inc, Cl A *	21,000	924
NL Industries Inc	2,000	14
Northwest Pipe Co *	700	31
NuScale Power Corp *	12,800	220
NV5 Global Inc *	8,000	144
nVent Electric PLC	25,100	1,515
Omega Flex Inc	600	21
OPENLANE Inc *	16,029	357
Orion Group Holdings Inc *	5,000	36
Oshkosh Corp	10,017	1,025
Owens Corning	13,060	2,012
Pangaea Logistics Solutions Ltd	2,100	11
Park Aerospace Corp	5,082	70
Parsons Corp *	6,800	396
Paycor HCM Inc *	10,900	243
Paylocity Holding Corp *	6,400	1,307
Pitney Bowes Inc	26,400	286
Planet Labs PBC *	38,700	179
Plug Power Inc *	103,700	167
Powell Industries Inc	1,364	231
Preformed Line Products Co	690	90
Primoris Services Corp	7,647	549
Proto Labs Inc *	4,199	167
Quad/Graphics Inc, Cl A	6,600	41
Quanex Building Products Corp	8,065	156
Radiant Logistics Inc *	500	3
RB Global Inc	27,733	2,839

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RBC Bearings Inc *	4,195	$1,507
Redwire Corp *	5,000	70
Regal Rexnord Corp	9,838	1,273
Resideo Technologies Inc *	20,100	386
RESOLUTE HOLDINGS MANAGEMENT INC *	116	5
Resources Connection Inc	6,981	51
REV Group Inc	8,400	256
Robert Half Inc	14,800	875
Rocket Lab USA Inc *	52,300	1,072
Rush Enterprises Inc, Cl A	9,347	545
Rush Enterprises Inc, Cl B	1,050	60
RXO Inc *	24,590	503
Ryder System Inc	6,200	1,020
Safe Bulkers Inc	12,300	46
Saia Inc *	3,992	1,634
Schneider National Inc, Cl B	7,800	206
Science Applications International Corp	7,876	778
Sensata Technologies Holding PLC	23,400	675
SES AI Corp *	24,300	16
Shoals Technologies Group Inc, Cl A *	31,600	96
Shyft Group Inc/The	7,900	79
Simpson Manufacturing Co Inc	6,243	1,026
SiteOne Landscape Supply Inc *	6,700	846
SkyWest Inc *	6,222	615
Spire Global Inc *	5,000	57
Spirit AeroSystems Holdings Inc, Cl A *	16,175	565
SPX Technologies Inc *	6,794	990
SS&C Technologies Holdings Inc	32,518	2,896
Standardaero Inc *	11,300	319
Standex International Corp	1,629	303
Steelcase Inc, Cl A	15,257	186
Stem Inc *	32,700	14
Sterling Infrastructure Inc *	4,400	560
Sun Country Airlines Holdings Inc *	4,900	79
Sunrun Inc *	33,210	241
Tecnoglass Inc	3,700	273
Tennant Co	3,238	280
Terex Corp	10,670	434
Tetra Tech Inc	40,510	1,182
Thermon Group Holdings Inc *	3,882	115
Timken Co/The	9,609	778
Titan International Inc *	10,800	92
Titan Machinery Inc *	4,312	74
Toro Co/The	15,600	1,251
TPI Composites Inc *	7,500	8
Transcat Inc *	1,600	127
TransUnion	29,294	2,708
Trex Co Inc *	15,860	978
TriNet Group Inc	5,151	380
Trinity Industries Inc	11,642	362
Triumph Group Inc *	10,596	269
TrueBlue Inc *	8,328	52
TTEC Holdings Inc	4,227	14

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tutor Perini Corp *	8,051	$237
UFP Industries Inc	8,765	938
U-Haul Holding Co *	500	35
U-Haul Holding Co, Cl B	15,300	942
UniFirst Corp/MA	2,440	524
Universal Logistics Holdings Inc	1,900	52
Upwork Inc *	18,600	296
V2X Inc *	2,479	116
Valmont Industries Inc	3,014	1,050
Verra Mobility Corp, Cl A *	24,500	561
Vertiv Holdings Co, Cl A	53,900	5,130
Vestis Corp	18,250	216
Viad Corp *	2,271	90
Vicor Corp *	3,800	241
Virgin Galactic Holdings Inc *	2,565	10
VSE Corp	2,500	296
Wabash National Corp	8,041	94
Watsco Inc	5,159	2,602
Watts Water Technologies Inc, Cl A	4,156	892
Werner Enterprises Inc	7,890	257
WESCO International Inc	6,265	1,131
Willdan Group Inc *	2,400	78
Willis Lease Finance Corp	200	40
WillScot Holdings Corp, Cl A *	26,911	887
WNS Holdings Ltd *	7,600	432
Woodward Inc	9,142	1,728
Worthington Enterprises Inc	5,702	239
Xometry Inc, Cl A *	7,000	191
XPO Inc *	17,290	2,126
Zurn Elkay Water Solutions Corp	21,526	763

		184,500
Information Technology — 16.7%
8x8 Inc *	25,314	63
908 Devices Inc *	5,300	12
A10 Networks Inc	12,200	254
ACI Worldwide Inc *	15,612	895
ACM Research Inc, Cl A *	7,200	187
Adeia Inc	12,750	200
ADTRAN Holdings Inc *	15,797	167
Advanced Energy Industries Inc	5,719	659
Aehr Test Systems *	5,100	49
Aeva Technologies Inc *	4,560	16
Agilysys Inc *	3,100	251
Alarm.com Holdings Inc *	7,700	447
Alkami Technology Inc *	6,700	207
Allegro MicroSystems Inc *	19,900	444
Alpha & Omega Semiconductor Ltd *	3,400	103
Altair Engineering Inc, Cl A *	8,000	893
Ambarella Inc *	5,745	353
Amdocs Ltd	16,868	1,472
American Software Inc/GA, Cl A	7,072	100
Amkor Technology Inc	17,938	378
Amplitude Inc, Cl A *	13,700	172

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Appfolio Inc, Cl A *	3,500	$751
Appian Corp, Cl A *	6,000	195
Applied Digital Corp *	30,900	247
Applied Optoelectronics Inc *	6,100	133
AppLovin Corp, Cl A *	39,400	12,834
Arlo Technologies Inc *	12,552	180
Arrow Electronics Inc *	7,525	813
Asana Inc, Cl A *	12,000	231
ASGN Inc *	7,069	476
Aspen Technology Inc *	3,870	1,027
Astera Labs Inc *	16,400	1,219
Atlassian Corp, Cl A *	23,941	6,805
Aurora Innovation Inc, Cl A *	147,200	1,070
AvePoint Inc *	20,900	312
Aviat Networks Inc *	2,100	44
Avnet Inc	13,499	682
Axcelis Technologies Inc *	5,250	288
Badger Meter Inc	4,424	930
Bel Fuse Inc, Cl B	1,100	92
Belden Inc	5,823	641
Benchmark Electronics Inc	4,730	189
Bentley Systems Inc, Cl B	20,500	900
BigBear.ai Holdings Inc *	22,100	114
BigCommerce Holdings Inc *	14,700	104
BILL Holdings Inc *	15,277	843
Bit Digital Inc *	20,100	49
Blackbaud Inc *	5,855	387
BlackLine Inc *	9,100	440
Blend Labs Inc, Cl A *	38,000	119
Box Inc, Cl A *	20,100	657
Braze Inc, Cl A *	9,000	333
C3.ai Inc, Cl A *	17,000	399
Calix Inc *	9,645	357
CCC Intelligent Solutions Holdings Inc *	64,000	652
Cerence Inc *	8,510	97
CEVA Inc *	2,338	80
Ciena Corp *	21,486	1,710
Cipher Mining Inc *	28,400	116
Cirrus Logic Inc *	7,795	812
Cleanspark Inc *	36,400	291
Clear Secure Inc, Cl A	14,000	332
Clearfield Inc *	2,600	84
Clearwater Analytics Holdings Inc, Cl A *	25,200	784
Climb Global Solutions Inc	700	86
Cloudflare Inc, Cl A *	45,100	6,553
Cognex Corp	25,016	821
Coherent Corp *	19,201	1,444
Cohu Inc *	8,336	164
CommScope Holding Co Inc *	31,200	198
CommVault Systems Inc *	6,284	1,072
CompoSecure Inc, Cl A	1,400	19
Confluent Inc, Cl A *	36,200	1,149
Consensus Cloud Solutions Inc *	3,585	94

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Core Scientific Inc *	24,000	$268
Corsair Gaming Inc *	6,200	73
Couchbase Inc *	7,800	138
Crane NXT Co	7,629	426
Credo Technology Group Holding Ltd *	21,200	1,170
CS Disco Inc *	5,000	24
CTS Corp	4,045	181
Daily Journal Corp *	200	79
Daktronics Inc *	4,000	61
Datadog Inc, Cl A *	44,955	5,240
Diebold Nixdorf Inc *	4,200	186
Digi International Inc *	5,701	174
Digimarc Corp *	2,876	47
Digital Turbine Inc *	20,700	71
DigitalOcean Holdings Inc *	10,200	437
Diodes Inc *	7,142	353
DocuSign Inc, Cl A *	30,680	2,552
Dolby Laboratories Inc, Cl A	8,904	727
Domo Inc, Cl B *	6,432	49
DoubleVerify Holdings Inc *	19,700	274
Dropbox Inc, Cl A *	35,200	914
D-Wave Quantum Inc *	17,500	96
DXC Technology Co *	25,500	468
Dynatrace Inc *	44,600	2,553
E2open Parent Holdings Inc *	23,200	53
Eastman Kodak Co *	9,600	67
eGain Corp *	4,900	24
Elastic NV *	13,300	1,548
Enfusion Inc, Cl A *	4,900	56
Entegris Inc	22,730	2,301
ePlus Inc *	4,276	275
EverCommerce Inc *	300	3
Evolv Technologies Holdings Inc *	18,900	67
Extreme Networks Inc *	17,287	267
Fabrinet *	5,415	1,083
FARO Technologies Inc *	4,508	144
Fastly Inc, Cl A *	21,500	146
Five9 Inc *	11,600	420
FormFactor Inc *	12,019	400
Freshworks Inc, Cl A *	32,100	548
Gitlab Inc, Cl A *	18,000	1,084
GLOBALFOUNDRIES Inc *	15,500	601
Globant SA *	6,400	963
Grid Dynamics Holdings Inc *	6,800	128
Guidewire Software Inc *	12,169	2,450
Hackett Group Inc/The	3,700	112
Harmonic Inc *	16,994	175
HubSpot Inc *	7,373	5,338
Hut 8 Corp *	13,200	195
I3 Verticals Inc, Cl A *	4,800	124
Ichor Holdings Ltd *	5,400	158
Immersion Corp	8,400	68
Impinj Inc *	3,200	309

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
indie Semiconductor Inc, Cl A *	27,400	$82
Infinera Corp *	24,884	165
Informatica Inc, Cl A *	10,600	203
Information Services Group Inc	8,000	25
Ingram Micro Holding Corp *	3,800	82
Insight Enterprises Inc *	3,898	600
Intapp Inc *	8,300	547
InterDigital Inc	3,717	794
IonQ Inc *	29,900	735
IPG Photonics Corp *	3,600	209
Itron Inc *	6,711	731
Jamf Holding Corp *	14,700	201
Kimball Electronics Inc *	5,693	103
Knowles Corp *	10,500	174
Kulicke & Soffa Industries Inc	7,000	268
Kyndryl Holdings Inc *	33,200	1,264
Lattice Semiconductor Corp *	19,962	1,244
Life360 Inc *	2,100	95
Lightwave Logic Inc *	27,900	34
Littelfuse Inc	3,631	843
LiveRamp Holdings Inc *	10,174	304
Lumentum Holdings Inc *	10,470	736
MACOM Technology Solutions Holdings Inc *	8,525	986
Manhattan Associates Inc *	9,280	1,641
MARA Holdings Inc *	43,300	603
Marvell Technology Inc	128,712	11,818
Matterport Inc *	31,900	172
MaxLinear Inc, Cl A *	13,444	196
MeridianLink Inc *	5,300	97
Methode Electronics Inc	6,784	74
MicroStrategy Inc, Cl A *	24,730	6,317
MicroVision Inc *	35,100	51
Mirion Technologies Inc, Cl A *	32,000	497
Mitek Systems Inc *	9,100	85
MKS Instruments Inc	9,723	893
MongoDB Inc, Cl A *	10,800	2,888
N-able Inc/US *	11,350	114
Napco Security Technologies Inc	5,600	138
Navitas Semiconductor Corp, Cl A *	20,200	49
nCino Inc *	11,600	363
NCR Voyix Corp *	19,983	225
NETGEAR Inc *	2,892	76
NetScout Systems Inc *	9,058	204
NextNav Inc *	12,300	129
nLight Inc *	3,600	33
Novanta Inc *	5,062	732
Nutanix Inc, Cl A *	37,900	2,914
NVE Corp	900	62
Okta Inc, Cl A *	24,504	2,217
Olo Inc, Cl A *	9,300	64
ON24 Inc *	6,100	34
OneSpan Inc *	7,902	127
Onto Innovation Inc *	7,172	1,045

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ooma Inc *	600	$9
OSI Systems Inc *	2,268	468
Ouster Inc *	7,100	59
Pagaya Technologies Ltd, Cl A *	6,600	85
PagerDuty Inc *	13,915	247
PAR Technology Corp *	5,800	399
PC Connection Inc	2,231	142
PDF Solutions Inc *	5,153	116
Pegasystems Inc	6,436	505
Photronics Inc *	9,129	190
Plexus Corp *	3,728	496
Porch Group Inc *	11,700	82
Power Integrations Inc	8,378	509
Powerfleet Inc NJ *	14,900	105
Procore Technologies Inc *	15,800	1,208
Progress Software Corp	6,658	364
PROS Holdings Inc *	6,599	160
Pure Storage Inc, Cl A *	46,400	2,435
Q2 Holdings Inc *	8,400	734
Qorvo Inc *	14,500	1,054
Qualys Inc *	5,600	736
Rackspace Technology Inc *	11,600	27
Rambus Inc *	15,410	861
Rapid7 Inc *	9,700	282
Red Violet Inc *	1,100	45
Ribbon Communications Inc *	13,520	64
Rigetti Computing Inc *	21,200	179
Rimini Street Inc *	10,000	36
RingCentral Inc, Cl A *	11,100	316
Riot Platforms Inc *	44,600	414
Rogers Corp *	3,093	247
SANDISK CORP *	17,300	811
Sanmina Corp *	7,666	628
Sapiens International Corp NV	3,800	105
ScanSource Inc *	3,396	124
SEMrush Holdings Inc, Cl A *	6,100	67
Semtech Corp *	11,075	423
SentinelOne Inc, Cl A *	40,800	842
Silicon Laboratories Inc *	4,982	699
SiTime Corp *	2,900	450
SkyWater Technology Inc *	1,700	16
SMART Global Holdings Inc *	8,600	171
SmartRent Inc, Cl A *	30,500	38
Snowflake Inc, Cl A *	47,500	8,412
SolarWinds Corp	7,850	144
SoundHound AI Inc, Cl A *	47,100	510
SoundThinking Inc *	1,400	23
Sprinklr Inc, Cl A *	17,700	150
Sprout Social Inc, Cl A *	6,000	159
SPS Commerce Inc *	5,758	767
Synaptics Inc *	6,187	409
TD SYNNEX Corp	11,481	1,579
Tenable Holdings Inc *	18,100	690

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teradata Corp *	13,000	$310
Terawulf Inc *	37,800	158
TTM Technologies Inc *	13,887	335
Tucows Inc, Cl A *	2,200	44
Turtle Beach Corp *	4,000	69
Twilio Inc, Cl A *	23,142	2,775
Ubiquiti Inc	700	239
UiPath Inc, Cl A *	65,000	800
Ultra Clean Holdings Inc *	6,352	156
Unisys Corp *	15,183	65
Unity Software Inc *	44,700	1,146
Universal Display Corp	6,951	1,068
Varonis Systems Inc, Cl B *	16,400	705
Veeco Instruments Inc *	9,110	203
Verint Systems Inc *	8,350	188
Vertex Inc, Cl A *	7,300	236
Viant Technology Inc, Cl A *	2,600	52
Viasat Inc *	18,256	160
Viavi Solutions Inc *	29,000	324
Vishay Intertechnology Inc	20,317	348
Vishay Precision Group Inc *	3,164	74
Vontier Corp	21,800	814
Weave Communications Inc *	7,300	92
Wolfspeed Inc *	19,923	115
Workiva Inc, Cl A *	7,700	674
Xerox Holdings Corp	18,000	119
Xperi Inc *	9,580	81
Yext Inc *	11,200	76
Zeta Global Holdings Corp, Cl A *	27,000	465
Zoom Video Communications Inc, Cl A *	39,821	2,935
Zscaler Inc *	14,100	2,767

		185,076
Materials — 4.8%
AdvanSix Inc	5,100	142
Alcoa Corp	37,600	1,250
Alpha Metallurgical Resources Inc *	1,800	248
American Vanguard Corp	6,799	35
AptarGroup Inc	9,766	1,433
Arcadium Lithium PLC *	167,060	976
Ardagh Metal Packaging SA	26,950	77
Ashland Inc	7,408	451
ASP Isotopes Inc *	13,600	65
Aspen Aerogels Inc *	9,600	73
ATI Inc *	18,800	1,093
Avient Corp	12,932	553
Axalta Coating Systems Ltd *	32,800	1,188
Balchem Corp *	4,588	798
Berry Global Group Inc	16,841	1,215
Cabot Corp	7,532	648
Carpenter Technology Corp	7,101	1,470
Century Aluminum Co *	6,197	117
Chemours Co/The	24,200	362
Clearwater Paper Corp *	2,651	69

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cleveland-Cliffs Inc *	70,160	$761
Coeur Mining Inc *	93,261	480
Commercial Metals Co	16,741	811
Compass Minerals International Inc	7,840	82
Constellium SE, Cl A *	18,000	205
CRH PLC	103,200	10,580
Crown Holdings Inc	17,551	1,573
Eagle Materials Inc	5,083	1,150
Ecovyst Inc *	19,100	130
Element Solutions Inc	33,600	877
Graphic Packaging Holding Co	44,717	1,193
Greif Inc, Cl A	3,119	179
Greif Inc, Cl B	1,300	79
Hawkins Inc	2,746	288
HB Fuller Co	7,533	427
Hecla Mining Co	95,068	488
Huntsman Corp	23,924	405
i-80 Gold Corp *	38,100	29
Ingevity Corp *	5,400	257
Innospec Inc	3,313	343
Intrepid Potash Inc *	1,860	49
Ivanhoe Electric Inc / US *	9,500	59
Kaiser Aluminum Corp	2,754	195
Knife River Corp *	8,083	773
Koppers Holdings Inc	2,573	75
Kronos Worldwide Inc	5,084	44
Lifezone Metals Ltd *	6,000	32
Louisiana-Pacific Corp	9,742	971
LSB Industries Inc *	8,300	61
Materion Corp	2,874	263
Mativ Holdings Inc	10,288	70
Metallus Inc *	5,104	74
Metals Acquisition Ltd, Cl A *	8,900	90
Minerals Technologies Inc	4,324	297
MP Materials Corp *	18,100	435
Myers Industries Inc	8,418	92
NewMarket Corp	1,097	625
Novagold Resources Inc *	42,600	128
O-I Glass Inc *	24,300	279
Olin Corp	18,516	470
Olympic Steel Inc	1,927	64
Orion SA	10,400	145
Pactiv Evergreen Inc	3,900	70
Perimeter Solutions Inc *	19,300	204
Perpetua Resources Corp *	2,900	25
Piedmont Lithium Inc *	3,100	22
PureCycle Technologies Inc *	17,400	179
Quaker Chemical Corp	1,934	269
Radius Recycling Inc, Cl A	5,956	82
Ramaco Resources Inc, Cl A	5,500	49
Ramaco Resources Inc, Cl B	1,202	11
Ranpak Holdings Corp, Cl A *	8,300	56
Rayonier Advanced Materials Inc *	13,917	107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reliance Inc	8,138	$2,418
Royal Gold Inc	10,102	1,485
RPM International Inc	19,188	2,377
Ryerson Holding Corp	4,900	123
Scotts Miracle-Gro Co/The, Cl A	5,959	349
Sealed Air Corp	20,800	711
Sensient Technologies Corp	6,635	460
Silgan Holdings Inc	11,760	639
Sonoco Products Co	14,921	714
Southern Copper Corp	13,433	1,195
SSR Mining Inc	34,100	341
Stepan Co	2,825	174
SunCoke Energy Inc	9,446	86
Sylvamo Corp	4,900	348
Tredegar Corp *	5,341	42
TriMas Corp	6,476	133
Tronox Holdings PLC	20,000	155
United States Lime & Minerals Inc	1,300	122
United States Steel Corp	33,300	1,339
Valhi Inc	500	9
Warrior Met Coal Inc	8,200	395
Westlake Corp	5,310	596
Worthington Steel Inc	5,702	152

		53,328
Real Estate — 5.5%
Acadia Realty Trust ‡	18,339	423
Agree Realty Corp ‡	16,347	1,206
Alexander & Baldwin Inc ‡	10,291	186
Alexander's Inc ‡	488	105
American Assets Trust Inc ‡	7,791	175
American Healthcare REIT Inc ‡	23,400	697
American Homes 4 Rent, Cl A ‡	50,700	1,876
Americold Realty Trust Inc ‡	43,500	997
Anywhere Real Estate Inc *	9,102	32
Apartment Investment and Management Co, Cl A *‡	23,300	211
Apple Hospitality REIT Inc ‡	34,500	511
Armada Hoffler Properties Inc ‡	13,800	127
Braemar Hotels & Resorts Inc ‡	13,600	39
Brandywine Realty Trust ‡	18,539	94
Brixmor Property Group Inc ‡	44,600	1,247
Broadstone Net Lease Inc, Cl A ‡	25,100	423
BRT Apartments Corp ‡	2,400	43
CareTrust REIT Inc ‡	28,453	736
CBL & Associates Properties Inc ‡	3,700	115
Centerspace ‡	2,403	159
Chatham Lodging Trust ‡	10,435	84
City Office REIT Inc ‡	11,000	58
Clipper Realty Inc ‡	3,500	16
Community Healthcare Trust Inc ‡	5,400	101
Compass Inc, Cl A *	49,200	442
COPT Defense Properties ‡	17,730	479
Cousins Properties Inc ‡	24,345	738

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CTO Realty Growth Inc ‡	4,254	$81
CubeSmart ‡	34,022	1,404
Curbline Properties Corp *‡	15,602	384
Cushman & Wakefield PLC *	32,000	381
DiamondRock Hospitality Co ‡	28,707	236
Diversified Healthcare Trust ‡	22,607	64
Douglas Emmett Inc ‡	25,085	434
Easterly Government Properties Inc, Cl A ‡	12,600	142
EastGroup Properties Inc ‡	7,485	1,369
Elme Communities ‡	11,613	202
Empire State Realty Trust Inc, Cl A ‡	17,400	161
EPR Properties ‡	11,851	629
Equity LifeStyle Properties Inc ‡	28,664	1,966
Essential Properties Realty Trust Inc ‡	26,100	854
eXp World Holdings Inc	13,900	141
Farmland Partners Inc ‡	3,700	43
First Industrial Realty Trust Inc ‡	19,253	1,099
Forestar Group Inc *	3,867	85
Four Corners Property Trust Inc ‡	15,119	435
FRP Holdings Inc *	2,876	90
Gaming and Leisure Properties Inc ‡	39,531	1,983
Getty Realty Corp ‡	6,589	207
Gladstone Commercial Corp ‡	8,519	138
Gladstone Land Corp ‡	7,000	80
Global Medical REIT Inc ‡	12,700	112
Global Net Lease Inc ‡	33,762	270
Healthcare Realty Trust Inc, Cl A ‡	55,505	951
Highwoods Properties Inc ‡	16,368	477
Howard Hughes Holdings Inc *	5,117	405
Hudson Pacific Properties Inc ‡	27,870	91
Independence Realty Trust Inc ‡	34,701	757
Industrial Logistics Properties Trust ‡	10,700	42
Innovative Industrial Properties Inc, Cl A ‡	4,400	317
InvenTrust Properties Corp ‡	12,300	366
JBG SMITH Properties ‡	12,200	187
Jones Lang LaSalle Inc *	7,047	1,916
Kennedy-Wilson Holdings Inc	14,729	143
Kilroy Realty Corp ‡	16,643	594
Kite Realty Group Trust ‡	33,321	764
Lamar Advertising Co, Cl A ‡	13,097	1,627
Lineage Inc ‡	8,700	524
LTC Properties Inc ‡	5,917	206
LXP Industrial Trust, Cl B ‡	45,190	405
Macerich Co/The ‡	36,245	654
Marcus & Millichap Inc	2,700	104
Medical Properties Trust Inc ‡	93,362	551
MILLROSE PROPERTIES *	18,500	423
National Health Investors Inc ‡	6,464	463
National Storage Affiliates Trust ‡	10,400	402
NET Lease Office Properties *‡	2,895	94
NETSTREIT Corp ‡	10,100	151
Newmark Group Inc, Cl A	18,505	272
NexPoint Residential Trust Inc ‡	2,600	111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NNN REIT Inc ‡	27,043	$1,148
Omega Healthcare Investors Inc ‡	40,957	1,509
One Liberty Properties Inc ‡	3,662	97
Opendoor Technologies Inc *	103,100	138
Orion Office REIT Inc ‡	11,900	49
Outfront Media Inc ‡	23,608	439
Paramount Group Inc ‡	30,300	137
Park Hotels & Resorts Inc ‡	30,859	379
Peakstone Realty Trust ‡	5,500	62
Pebblebrook Hotel Trust ‡	19,625	242
Phillips Edison & Co Inc ‡	19,000	707
Piedmont Office Realty Trust Inc, Cl A ‡	20,266	154
Plymouth Industrial REIT Inc ‡	7,000	121
Postal Realty Trust Inc, Cl A ‡	2,600	36
PotlatchDeltic Corp ‡	12,642	587
Rayonier Inc ‡	25,020	663
RE/MAX Holdings Inc, Cl A *	4,200	37
Real Brokerage Inc/The *	15,600	81
Redfin Corp *	20,600	137
Rexford Industrial Realty Inc ‡	33,600	1,388
RLJ Lodging Trust ‡	21,954	203
RMR Group Inc/The, Cl A	1,070	20
Ryman Hospitality Properties Inc ‡	8,960	886
Sabra Health Care REIT Inc ‡	36,520	607
Safehold Inc ‡	6,727	126
Saul Centers Inc ‡	2,644	99
Seaport Entertainment Group Inc *	1,288	30
Service Properties Trust ‡	28,741	86
SITE Centers Corp ‡	7,801	109
SL Green Realty Corp ‡	10,283	664
St Joe Co/The	5,200	249
STAG Industrial Inc ‡	26,356	948
Star Holdings *‡	2,282	21
Stratus Properties Inc *	1,200	22
Summit Hotel Properties Inc ‡	10,629	69
Sun Communities Inc ‡	18,721	2,549
Sunstone Hotel Investors Inc ‡	32,338	339
Tanger Inc ‡	16,149	573
Tejon Ranch Co *	4,876	75
Terreno Realty Corp ‡	13,663	927
UMH Properties Inc ‡	9,500	180
Uniti Group Inc ‡	36,660	210
Universal Health Realty Income Trust ‡	1,116	45
Urban Edge Properties ‡	19,700	406
Veris Residential Inc ‡	12,567	213
Vornado Realty Trust *‡	26,400	1,110
Whitestone REIT, Cl B ‡	8,077	110
WP Carey Inc ‡	32,700	2,100
Xenia Hotels & Resorts Inc ‡	12,800	172
Zillow Group Inc, Cl A *	6,791	505
Zillow Group Inc, Cl C *	22,997	1,763

		60,834

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 1.6%
ALLETE Inc	8,770	$576
Altus Power Inc, Cl A *	9,800	48
American States Water Co	5,774	442
Avista Corp	11,952	478
Black Hills Corp	10,802	661
Brookfield Renewable Corp *	21,316	594
California Water Service Group	9,041	411
Chesapeake Utilities Corp	3,115	395
Clearway Energy Inc, Cl A	3,800	101
Clearway Energy Inc, Cl C	12,500	350
Consolidated Water Co Ltd	500	14
Essential Utilities Inc	38,337	1,456
Genie Energy Ltd, Cl B	100	1
Global Water Resources Inc	2,800	32
Hawaiian Electric Industries Inc *	20,558	225
IDACORP Inc	8,124	958
MDU Resources Group Inc	29,832	515
MGE Energy Inc	5,414	497
Middlesex Water Co	2,901	145
Montauk Renewables Inc *	11,500	39
National Fuel Gas Co	13,988	1,052
New Jersey Resources Corp	13,794	667
Northwest Natural Holding Co	5,076	208
Northwestern Energy Group Inc	8,546	478
OGE Energy Corp	29,776	1,378
ONE Gas Inc	8,800	661
Ormat Technologies Inc	8,934	624
Otter Tail Corp	6,646	530
Portland General Electric Co	16,000	717
Pure Cycle Corp *	5,900	69
SJW Group	4,764	251
Southwest Gas Holdings Inc	8,941	671
Spire Inc	8,203	630
Sunnova Energy International Inc *	19,800	33
TXNM Energy Inc	13,617	711
UGI Corp	33,396	1,141
Unitil Corp	1,858	104
York Water Co/The	2,952	95

		17,958
Total Common Stock
(Cost $646,855) ($ Thousands)		1,085,465

REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	6,776	34
Total Registered Investment Company

(Cost $81) ($ Thousands)		34

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Novartis AG CVR *‡‡	10,960	$4
Tobira Therapeutics CVR, Expires 12/31/2028 *(A)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		4

	Shares
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	22,053,482	22,053
Total Cash Equivalent
(Cost $22,053) ($ Thousands)		22,053
Total Investments in Securities — 99.8%
(Cost $668,989) ($ Thousands)		$1,107,556

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Extended Market Index Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	107	Mar-2025	$12,026	$11,584	$(442)
Russell 2000 Index E-MINI	35	Mar-2025	4,131	3,789	(342)
S&P 500 Index E-MINI	10	Mar-2025	3,257	3,280	23
S&P Mid Cap 400 Index E-MINI	11	Mar-2025	1,241	1,240	(1)
S&P Mid Cap 400 Index E-MINI	4	Mar-2025	3,274	3,100	(174)
			$23,929	$22,993	$(936)

Percentages are based on Net Assets of $1,109,753 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Investments Co	$1,132	$—	$(54)	$—	$140	$1,218	$15	$—
SEI Liquidity Fund, LP	18	—	—	—	(18)	—	13	—
SEI Daily Income Trust, Government Fund, Institutional Class	26,720	153,357	(158,024)	—	—	22,053	894	—
Totals	$27,870	$153,357	$(158,078)	$–	$122	$23,271	$922	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 2.3%
Advantage Solutions Inc *	32,221	$81
AMC Networks Inc, Cl A *	9,100	66
Anterix Inc *	3,420	133
Bandwidth Inc, Cl A *	7,190	115
Emerald Holding Inc	4,064	17
EverQuote Inc, Cl A *	31,648	851
EW Scripps Co/The, Cl A *	43,610	71
fuboTV Inc *	32,193	98
Gambling.com Group Ltd *	38,703	550
Gogo Inc *	18,570	136
Grindr Inc *	7,180	132
IDT Corp, Cl B	7,070	343
IMAX Corp *	6,830	175
Iridium Communications Inc	4,910	155
Lions Gate Entertainment Corp, Cl A *	13,256	132
Madison Square Garden Sports Corp, Cl A *	670	137
Magnite Inc *	9,414	148
MediaAlpha Inc, Cl A *	47,050	437
New York Times Co/The, Cl A	750	36
Nexstar Media Group Inc, Cl A	3,600	609
Outbrain Inc *	6,930	34
Playstudios Inc *	44,614	73
Playtika Holding Corp	17,700	93
QuinStreet Inc *	3,080	60
Shutterstock Inc	5,100	110
Sinclair Inc	6,060	88
Spok Holdings Inc	11,590	195
Thryv Holdings Inc *	6,110	105
Vimeo Inc *	48,310	285
Yelp Inc, Cl A *	10,980	377

		5,842
Consumer Discretionary — 9.3%
Academy Sports & Outdoors Inc	6,900	342
Accel Entertainment Inc, Cl A *	7,000	75
Adtalem Global Education Inc *	6,540	669
Amer Sports Inc *	10,217	305
American Public Education Inc *	11,931	252
America's Car-Mart Inc/TX *	2,400	100
Arko Corp	140	1
AutoNation Inc *	2,800	511
Biglari Holdings Inc, Cl B *	1,023	251
Bloomin' Brands Inc	20,000	188
Brinker International Inc *	5,660	933
Build-A-Bear Workshop Inc, Cl A	10,660	436
Carriage Services Inc, Cl A	1,250	50
Cavco Industries Inc *	417	219
Cheesecake Factory Inc/The	3,741	202
Cooper-Standard Holdings Inc *	5,864	89
Cricut Inc, Cl A	17,910	97
Crocs Inc *	3,100	309
Denny's Corp *	14,470	72

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Designer Brands Inc, Cl A	14,830	$60
Dillard's Inc, Cl A	220	86
Dine Brands Global Inc	5,960	149
Dorman Products Inc *	913	120
Dutch Bros Inc, Cl A *	4,727	374
El Pollo Loco Holdings Inc *	28,800	325
Flexsteel Industries Inc	6,356	286
Frontdoor Inc *	2,960	135
G-III Apparel Group Ltd *	14,600	395
Goodyear Tire & Rubber Co/The *	16,500	156
Graham Holdings Co, Cl B	165	162
Grand Canyon Education Inc *	1,440	259
Group 1 Automotive Inc	1,900	873
H&R Block Inc	14,710	802
Harley-Davidson Inc	6,700	173
Haverty Furniture Cos Inc	7,400	169
Hooker Furnishings Corp	9,714	127
Hovnanian Enterprises Inc, Cl A *	1,492	152
Inspired Entertainment Inc *	12,335	133
Laureate Education Inc, Cl A *	8,320	166
La-Z-Boy Inc	10,900	493
Life Time Group Holdings Inc *	7,440	227
Lindblad Expeditions Holdings Inc *	47,842	534
M/I Homes Inc *	4,100	480
Marine Products Corp	6,597	57
Marriott Vacations Worldwide Corp	1,150	87
Mattel Inc *	16,900	360
Meritage Homes Corp	9,400	681
Modine Manufacturing Co *	4,400	372
Monarch Casino & Resort Inc	1,976	181
Murphy USA Inc	605	284
Nathan's Famous Inc	1,187	121
Nordstrom Inc	11,100	270
ODP Corp/The *	9,100	142
Ollie's Bargain Outlet Holdings Inc *	2,271	235
OneSpaWorld Holdings Ltd	24,664	471
Peloton Interactive Inc, Cl A *	15,068	113
Penske Automotive Group Inc	1,130	191
Perdoceo Education Corp	27,319	699
Planet Fitness Inc, Cl A *	1,166	108
Playa Hotels & Resorts NV *	23,800	318
PlayAGS Inc *	44,025	534
Polaris Inc	2,200	99
Potbelly Corp *	39,161	499
PVH Corp	5,883	440
RealReal Inc/The *	15,006	102
Revolve Group Inc, Cl A *	6,872	182
RH *	541	174
Rocky Brands Inc	3,025	61
Rush Street Interactive Inc *	22,180	259
Sally Beauty Holdings Inc *	12,500	113
Shoe Carnival Inc	2,400	53
Signet Jewelers Ltd	4,900	256

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Standard Motor Products Inc	2,250	$64
Stride Inc *	1,722	236
Sturm Ruger & Co Inc	1,250	49
Texas Roadhouse Inc, Cl A	2,668	491
Tri Pointe Homes Inc *	24,200	766
Udemy Inc *	53,576	516
Universal Technical Institute Inc *	2,800	79
Upbound Group Inc, Cl A	16,740	432
Urban Outfitters Inc *	3,813	222
VF Corp	9,877	246
Wingstop Inc	387	91
Winmark Corp	235	79
Winnebago Industries Inc	5,300	214
Wyndham Hotels & Resorts Inc	2,438	264
Xponential Fitness Inc, Cl A *	19,914	263

		23,411
Consumer Staples — 5.6%
Albertsons Cos Inc, Cl A	7,500	158
Andersons Inc/The	2,150	92
B&G Foods Inc, Cl A	40,500	271
BellRing Brands Inc *	2,915	214
BJ's Wholesale Club Holdings Inc *	2,060	209
Calavo Growers Inc	1,380	32
Cal-Maine Foods Inc	2,450	221
Casey's General Stores Inc	2,682	1,111
Central Garden & Pet Co *	2,050	72
Central Garden & Pet Co, Cl A *	3,017	95
Chefs' Warehouse Inc/The *	3,878	243
Coca-Cola Consolidated Inc	228	323
Dole PLC	6,030	88
Energizer Holdings Inc	8,500	261
Flowers Foods Inc	8,760	164
Fresh Del Monte Produce Inc	11,460	349
Hain Celestial Group Inc/The *	22,410	80
Herbalife Ltd *	126,150	1,047
Honest Co Inc/The *	37,710	204
Ingles Markets Inc, Cl A	8,617	529
Ingredion Inc	7,290	952
John B Sanfilippo & Son Inc	1,080	76
Lancaster Colony Corp	950	182
Lifeway Foods Inc *	9,678	205
Mission Produce Inc *	43,460	537
Natural Grocers by Vitamin Cottage Inc	13,691	608
Nature's Sunshine Products Inc *	1,180	17
Oil-Dri Corp of America	840	37
Performance Food Group Co *	1,270	108
Pilgrim's Pride Corp *	3,020	164
Post Holdings Inc *	2,220	252
PriceSmart Inc	6,640	594
PRIMO BRANDS CORP	8,179	276
Reynolds Consumer Products Inc	3,300	81
Seaboard Corp	19	53
Seneca Foods Corp, Cl A *	400	32

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SpartanNash Co	13,520	$273
Spectrum Brands Holdings Inc	2,700	209
Sprouts Farmers Market Inc *	6,999	1,039
Turning Point Brands Inc	9,182	645
Universal Corp/VA	2,080	111
USANA Health Sciences Inc *	930	28
Village Super Market Inc, Cl A	19,261	607
Vita Coco Co Inc/The *	3,947	128
Vital Farms Inc *	5,409	179
Weis Markets Inc	1,260	93
WK Kellogg Co	40,300	799

		14,048
Energy — 4.4%
Archrock Inc	7,605	206
Ardmore Shipping Corp	3,400	31
Aris Water Solutions Inc, Cl A	14,863	468
Berry Corp	80,990	330
Cactus Inc, Cl A	6,085	320
Clean Energy Fuels Corp *	27,490	56
CNX Resources Corp *	15,800	457
Comstock Resources Inc *	10,272	185
CONSOL Energy Inc	4,358	324
Crescent Energy Co, Cl A	9,168	116
DHT Holdings Inc	67,780	701
Diversified Energy Co PLC	3,370	45
Excelerate Energy Inc, Cl A	13,024	399
FutureFuel Corp	80,590	364
Golar LNG Ltd	3,354	129
Gulfport Energy Corp *	5,041	856
Helmerich & Payne Inc	15,500	411
HF Sinclair Corp	12,000	423
Innovex International Inc *	3,660	67
International Seaways Inc	2,490	83
Kinetik Holdings Inc, Cl A	4,185	244
Kodiak Gas Services Inc	5,835	251
Liberty Energy Inc, Cl A	17,700	306
Matador Resources Co	21,184	1,109
Patterson-UTI Energy Inc	17,600	146
PBF Energy Inc, Cl A	6,400	137
Peabody Energy Corp	13,800	190
Range Resources Corp	5,314	197
Riley Exploration Permian Inc	13,767	434
Scorpio Tankers Inc	2,460	98
SM Energy Co	6,000	196
Solaris Energy Infrastructure Inc, Cl A	6,176	211
Teekay Corp	89,435	585
Teekay Tankers Ltd, Cl A	2,070	78
Texas Pacific Land Corp	90	128
VAALCO Energy Inc	37,370	149
World Kinect Corp	23,500	704

		11,134

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 23.6%
1st Source Corp	1,280	$83
AFC Gamma Inc ‡	22,795	194
Affiliated Managers Group Inc	4,900	837
AG Mortgage Investment Trust Inc ‡	48,700	369
Alerus Financial Corp	16,016	326
Amalgamated Financial Corp	19,017	617
American Coastal Insurance Corp	2,320	28
American Financial Group Inc/OH	710	90
AMERISAFE Inc	560	29
Apollo Commercial Real Estate Finance Inc ‡	18,100	183
Arbor Realty Trust Inc ‡	15,600	193
Artisan Partners Asset Management Inc, Cl A	3,330	141
Associated Banc-Corp	30,700	763
Assurant Inc	1,270	264
Atlanticus Holdings Corp *	8,616	473
Axis Capital Holdings Ltd	3,410	330
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,573	1,295
Bank of NT Butterfield & Son Ltd/The	19,340	750
Bank OZK	14,500	696
Bank7 Corp	10,332	426
BayCom Corp	5,154	142
BCB Bancorp Inc	10,300	104
Bridgewater Bancshares Inc *	1,760	26
Brighthouse Financial Inc *	3,600	214
Brightsphere Investment Group Inc	1,910	47
Business First Bancshares Inc	5,240	139
Camden National Corp	9,500	418
Capital Bancorp Inc	4,871	149
Capital City Bank Group Inc	3,280	122
Carter Bankshares Inc *	8,141	141
Cathay General Bancorp	8,600	404
Central Pacific Financial Corp	1,800	52
Civista Bancshares Inc	8,665	179
CNB Financial Corp/PA	15,760	393
CNO Financial Group Inc	37,500	1,563
Coastal Financial Corp/WA *	6,264	618
Colony Bankcorp Inc	14,931	252
Columbia Banking System Inc	39,800	1,064
Commerce Bancshares Inc/MO	4,284	279
Community Trust Bancorp Inc	12,230	668
Crawford & Co, Cl A	17,184	211
CrossFirst Bankshares Inc *	8,111	130
Customers Bancorp Inc *	5,300	286
Diamond Hill Investment Group Inc	3,800	555
Dime Community Bancshares Inc	6,000	186
Donegal Group Inc, Cl A	10,959	192
Employers Holdings Inc	12,730	659
Enact Holdings Inc	2,410	83
Enova International Inc *	3,337	345

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Esquire Financial Holdings Inc	7,235	$558
Essent Group Ltd	4,240	244
Euronet Worldwide Inc *	2,020	207
Everest Group Ltd	800	283
EVERTEC Inc	5,300	198
Farmers National Banc Corp	5,445	79
Federated Hermes Inc, Cl B	11,600	450
Fidelis Insurance Holdings Ltd	26,290	387
Financial Institutions Inc	13,660	383
First BanCorp/Puerto Rico	21,500	419
First Busey Corp	9,500	228
First Business Financial Services Inc	9,790	520
First Commonwealth Financial Corp	12,500	206
First Community Bankshares Inc	6,900	289
First Financial Bankshares Inc	27,155	1,023
First Financial Corp/IN	10,870	562
First Mid Bancshares Inc	1,510	58
FirstCash Holdings Inc	1,720	193
FNB Corp/PA	20,700	307
Forge Global Holdings Inc *	103,920	104
FS KKR Capital Corp	14,600	343
Fulton Financial Corp	15,700	311
GCM Grosvenor Inc, Cl A	3,700	52
Genworth Financial Inc, Cl A *	44,700	311
Great Southern Bancorp Inc	3,260	192
Greenlight Capital Re Ltd, Cl A *	2,530	35
Guaranty Bancshares Inc/TX	2,720	110
Hamilton Insurance Group Ltd, Cl B *	3,080	60
Hamilton Lane Inc, Cl A	3,365	526
Hancock Whitney Corp	8,300	474
Hanmi Financial Corp	25,110	603
Hanover Insurance Group Inc/The	1,590	271
HBT Financial Inc	25,995	650
HCI Group Inc	2,807	370
Heritage Financial Corp/WA	2,000	51
Heritage Insurance Holdings Inc *	7,250	85
Home Bancorp Inc	590	28
HomeTrust Bancshares Inc	9,099	334
Hope Bancorp Inc	26,100	285
Horace Mann Educators Corp	2,860	121
Houlihan Lokey Inc, Cl A	700	121
Independent Bank Corp/MI	24,590	836
International Money Express Inc *	38,074	583
Invesco Mortgage Capital Inc ‡	7,650	67
Investors Title Co	130	31
Jackson Financial Inc, Cl A	6,600	605
Janus Henderson Group PLC	690	29
LendingTree Inc *	6,531	264
Lincoln National Corp	7,800	304
Mercantile Bank Corp	17,795	858
Meridian Corp	11,600	177
Metrocity Bankshares Inc	2,886	87
MGIC Investment Corp	24,000	591

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mid Penn Bancorp Inc	15,369	$436
MidCap Financial Investment Corp	21,366	294
Midland States Bancorp Inc	13,400	260
MidWestOne Financial Group Inc	2,360	72
Moelis & Co, Cl A	13,850	978
Moneylion Inc *	3,850	335
Morningstar Inc	520	163
Mr Cooper Group Inc *	7,800	877
NerdWallet Inc, Cl A *	43,596	445
New Mountain Finance Corp	20,100	234
New York Mortgage Trust Inc ‡	25,450	178
NewtekOne Inc	3,714	48
Nicolet Bankshares Inc	880	105
NMI Holdings Inc, Cl A *	3,670	134
Northeast Community Bancorp Inc	15,000	349
Northrim BanCorp Inc	9,720	800
Oaktree Specialty Lending Corp	13,100	211
OFG Bancorp	18,880	802
Old National Bancorp/IN	14,400	342
Old Republic International Corp	13,444	518
Old Second Bancorp Inc	14,130	259
OppFi Inc	40,564	400
Orchid Island Capital Inc, Cl A ‡	26,110	223
Orrstown Financial Services Inc	15,755	528
Palomar Holdings Inc, Cl A *	1,717	221
Pathward Financial Inc	1,764	137
Patria Investments Ltd, Cl A	3,970	45
Paymentus Holdings Inc, Cl A *	4,680	128
Payoneer Global Inc *	17,559	150
Paysafe Ltd *	8,676	172
PCB Bancorp	10,100	198
PennantPark Investment Corp	43,000	313
Peoples Bancorp Inc/OH	2,450	78
Peoples Bancorp of North Carolina Inc	3,325	88
Peoples Financial Services Corp	2,331	114
Perella Weinberg Partners, Cl A	3,480	80
Pinnacle Financial Partners Inc	1,815	207
Piper Sandler Cos	4,038	1,169
PJT Partners Inc, Cl A	1,460	233
Ponce Financial Group Inc *	12,651	166
Popular Inc	10,420	1,046
Primerica Inc	940	273
Provident Bancorp Inc *	181	2
Red River Bancshares Inc	2,028	114
Regional Management Corp	19,285	647
Reinsurance Group of America Inc, Cl A	1,520	308
RenaissanceRe Holdings Ltd	1,250	297
Republic Bancorp Inc/KY, Cl A	9,903	672
Rithm Capital Corp ‡	31,400	382
RLI Corp	1,170	89
Safety Insurance Group Inc	1,080	82
Selective Insurance Group Inc	420	36
Selectquote Inc *	33,150	151

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sierra Bancorp	13,468	$414
Sixth Street Specialty Lending Inc	12,300	289
Skyward Specialty Insurance Group Inc *	2,130	111
SLM Corp	6,902	208
SmartFinancial Inc	4,797	167
South Plains Financial Inc	1,300	46
Southern Missouri Bancorp Inc	3,359	196
Southern States Bancshares Inc	3,948	128
Stellar Bancorp Inc	2,891	84
StepStone Group Inc, Cl A	2,221	134
Stifel Financial Corp	11,894	1,263
StoneX Group Inc *	3,239	391
Sunrise Realty Trust Inc ‡	5,945	72
Synovus Financial Corp	7,950	412
Third Coast Bancshares Inc *	1,030	37
Timberland Bancorp Inc/WA	79	3
Towne Bank/Portsmouth VA	3,940	145
TPG RE Finance Trust Inc ‡	37,170	321
United Fire Group Inc	15,361	431
Unity Bancorp Inc	1,670	79
Universal Insurance Holdings Inc	36,920	819
Univest Financial Corp	10,500	321
Upstart Holdings Inc *	4,097	273
USCB Financial Holdings Inc	8,200	160
Victory Capital Holdings Inc, Cl A	3,606	231
Virtu Financial Inc, Cl A	4,280	156
Virtus Investment Partners Inc	390	73
Voya Financial Inc	10	1
WaFd Inc	12,800	379
Waterstone Financial Inc	5,258	74
Westamerica BanCorp	1,010	53
Western Union Co/The	4,350	47
White Mountains Insurance Group Ltd	115	213
World Acceptance Corp *	4,266	575

		59,066
Health Care — 14.4%
Accuray Inc *	42,854	86
ACELYRIN Inc *	39,629	106
Actinium Pharmaceuticals Inc *	72,430	83
Addus HomeCare Corp *	990	95
Akero Therapeutics Inc *	3,210	158
Alector Inc *	41,943	69
Alignment Healthcare Inc *	12,664	199
Alkermes PLC *	28,380	974
ALX Oncology Holdings Inc *	73,610	81
AMN Healthcare Services Inc *	3,300	84
AngioDynamics Inc *	11,158	104
ANI Pharmaceuticals Inc *	5,358	332
Anika Therapeutics Inc *	4,133	72
Arcellx Inc *	390	25
Arcus Biosciences Inc *	3,680	40
Arcutis Biotherapeutics Inc *	10,363	142
Ardent Health Partners Inc *	24,810	364

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AtriCure Inc *	4,102	$159
Avanos Medical Inc *	2,790	42
Axogen Inc *	14,777	296
Axsome Therapeutics Inc *	3,691	471
Bioventus Inc, Cl A *	31,970	324
Blueprint Medicines Corp *	4,390	424
Bridgebio Pharma Inc *	5,475	191
BrightSpring Health Services Inc *	8,590	166
CareDx Inc *	9,769	216
Catalyst Pharmaceuticals Inc *	21,390	490
Celcuity Inc *	270	2
CG oncology Inc *	1,886	49
Chemed Corp	456	274
ChromaDex Corp *	40,500	228
Coherus Biosciences Inc *	325,182	361
Collegium Pharmaceutical Inc *	7,340	213
Community Health Systems Inc *	22,034	66
Corcept Therapeutics Inc *	3,742	227
CorVel Corp *	1,800	198
Cullinan Therapeutics Inc *	3,380	29
CVRx Inc *	4,900	63
Day One Biopharmaceuticals Inc *	30,130	273
Delcath Systems Inc *	9,816	139
Doximity Inc, Cl A *	4,971	350
Editas Medicine Inc, Cl A *	55,570	107
Embecta Corp	12,160	164
Encompass Health Corp	3,200	320
Enhabit Inc *	10,130	85
Ensign Group Inc/The	8,996	1,162
Entrada Therapeutics Inc *	10,938	131
Evolus Inc *	18,783	274
Exelixis Inc *	29,680	1,148
GeneDx Holdings Corp, Cl A *	1,659	171
Generation Bio Co *	110,010	64
Geron Corp *	17,528	31
Globus Medical Inc, Cl A *	4,659	374
GRAIL Inc *	3,539	136
Guardant Health Inc *	5,213	222
Halozyme Therapeutics Inc *	10,900	645
Harmony Biosciences Holdings Inc *	16,940	573
Health Catalyst Inc *	38,630	180
HealthEquity Inc *	7,582	832
HealthStream Inc	6,316	213
Henry Schein Inc *	1,720	124
ICU Medical Inc *	680	99
InfuSystem Holdings Inc *	10,488	84
Innoviva Inc *	4,890	88
Insmed Inc *	9,099	742
Integer Holdings Corp *	1,685	208
Intra-Cellular Therapies Inc *	3,706	475
Ionis Pharmaceuticals Inc *	3,160	105
iRadimed Corp	10,843	584
Ironwood Pharmaceuticals Inc, Cl A *	218,156	351

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jazz Pharmaceuticals PLC *	10,030	$1,440
Joint Corp/The *	17,336	197
Kiniksa Pharmaceuticals International Plc, Cl A *	15,026	305
Krystal Biotech Inc *	530	95
Lantheus Holdings Inc *	8,410	789
LeMaitre Vascular Inc	3,013	277
LifeMD Inc *	33,284	175
Ligand Pharmaceuticals Inc *	980	120
LivaNova PLC *	2,320	97
Madrigal Pharmaceuticals Inc *	540	184
Masimo Corp *	1,111	210
Medpace Holdings Inc *	430	141
Merit Medical Systems Inc *	12,307	1,256
Mesa Laboratories Inc	1,140	159
Mirum Pharmaceuticals Inc *	3,445	164
National HealthCare Corp	1,240	115
Neurocrine Biosciences Inc *	1,260	150
Nuvalent Inc, Cl A *	1,290	97
Option Care Health Inc *	21,552	722
OraSure Technologies Inc *	73,290	255
Organogenesis Holdings Inc, Cl A *	126,084	783
Organon & Co	27,000	403
Owens & Minor Inc *	16,596	159
Pacira BioSciences Inc *	12,680	305
Paragon 28 Inc *	6,770	88
Patterson Cos Inc	6,400	199
Pennant Group Inc/The *	8,910	203
Penumbra Inc *	721	206
Perrigo Co PLC	6,320	183
Phathom Pharmaceuticals Inc *	14,240	79
Phibro Animal Health Corp, Cl A	8,580	195
Premier Inc, Cl A	24,200	440
Prestige Consumer Healthcare Inc *	5,950	504
PROCEPT BioRobotics Corp *	2,609	168
Puma Biotechnology Inc *	72,817	261
QIAGEN NV	3,495	134
QuidelOrtho Corp *	2,400	96
RadNet Inc *	9,849	546
RAPT Therapeutics Inc *	62,997	72
Relay Therapeutics Inc *	19,350	66
Replimune Group Inc, Cl Rights *	10,360	131
Rhythm Pharmaceuticals Inc *	2,162	119
Rigel Pharmaceuticals Inc *	24,131	556
Scholar Rock Holding Corp *	5,041	196
SIGA Technologies Inc	50,792	279
Soleno Therapeutics Inc *	1,560	76
Supernus Pharmaceuticals Inc *	6,950	223
Syndax Pharmaceuticals Inc *	4,222	66
Tactile Systems Technology Inc *	33,831	483
Talkspace Inc *	23,810	68
Tango Therapeutics Inc *	32,610	67
Tarsus Pharmaceuticals Inc *	2,533	113

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taysha Gene Therapies Inc *	50,436	$81
Teleflex Inc	90	12
Tenet Healthcare Corp *	3,200	405
Terns Pharmaceuticals Inc *	4,450	16
TG Therapeutics Inc *	4,153	125
Theravance Biopharma Inc *	5,500	51
Travere Therapeutics Inc *	7,229	155
Treace Medical Concepts Inc *	11,516	103
United Therapeutics Corp *	2,922	935
Universal Health Services Inc, Cl B	1,420	249
Utah Medical Products Inc	7,620	454
Vanda Pharmaceuticals Inc *	73,810	351
Verve Therapeutics Inc *	37,700	239
Viemed Healthcare Inc *	9,823	77
WaVe Life Sciences Ltd *	15,320	162
Waystar Holding Corp *	5,624	244
Zymeworks Inc *	1,640	22

		36,053
Industrials — 15.5%
ABM Industries Inc	7,400	402
ACCO Brands Corp	49,600	232
Acuity Brands Inc	1,669	496
ACV Auctions Inc, Cl A *	15,000	241
AerSale Corp *	14,500	101
Alaska Air Group Inc *	3,288	238
American Superconductor Corp *	3,082	70
American Woodmark Corp *	7,500	466
Apogee Enterprises Inc	7,500	360
Applied Industrial Technologies Inc	2,175	545
ArcBest Corp	6,600	520
Archer Aviation Inc, Cl A *	13,016	116
Argan Inc	1,871	244
Astronics Corp *	4,409	88
Atkore Inc	6,600	406
AZEK Co Inc/The, Cl A *	9,490	445
Barrett Business Services Inc	10,290	414
Boise Cascade Co	3,460	359
BrightView Holdings Inc *	10,240	137
Brink's Co/The	2,000	188
Brookfield Business Corp, Cl A	9,876	272
BWX Technologies Inc	2,680	279
CACI International Inc, Cl A *	225	75
Cadre Holdings Inc	9,271	312
Casella Waste Systems Inc, Cl A *	10,430	1,168
Chart Industries Inc *	1,364	260
Clean Harbors Inc *	1,380	295
Commercial Vehicle Group Inc *	37,511	78
Concrete Pumping Holdings Inc	11,660	76
Covenant Logistics Group Inc, Cl A	2,000	50
CRA International Inc	520	100
Crane Co	5,494	895
CSG Systems International Inc	4,180	269
Curtiss-Wright Corp	940	302

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe Corp	7,700	$127
DNOW Inc *	16,501	264
Donaldson Co Inc	3,490	241
Ducommun Inc *	1,220	72
DXP Enterprises Inc/TX *	1,704	154
EMCOR Group Inc	740	303
EnerSys	1,970	200
Ennis Inc	20,828	442
Enpro Inc	915	167
ESCO Technologies Inc	1,339	221
ExlService Holdings Inc *	29,296	1,419
Exponent Inc	4,185	354
Federal Signal Corp	9,140	743
Franklin Covey Co *	11,539	369
Franklin Electric Co Inc	1,380	141
Frontier Group Holdings Inc *	47,803	344
FTI Consulting Inc *	2,219	367
Gates Industrial Corp PLC *	25,300	547
Genpact Ltd	9,865	525
GEO Group Inc/The *	6,041	165
Global Industrial Co	2,821	66
GMS Inc *	4,400	350
Gorman-Rupp Co/The	1,700	65
Graham Corp *	6,061	205
Greenbrier Cos Inc/The	6,600	371
Heidrick & Struggles International Inc	5,517	226
HNI Corp	2,770	129
Huron Consulting Group Inc *	2,459	375
Hyster-Yale Inc	4,015	204
IBEX Holdings Ltd *	10,458	265
ICF International Inc	490	39
Innodata Inc *	6,201	327
Insteel Industries Inc	5,345	150
Interface Inc, Cl A	29,390	595
Intuitive Machines Inc *	7,944	116
Karat Packaging Inc	17,891	535
Kelly Services Inc, Cl A	10,500	141
Kforce Inc	1,940	97
Kirby Corp *	3,830	399
Korn Ferry	1,340	88
Kratos Defense & Security Solutions Inc *	6,880	182
L B Foster Co, Cl A *	3,721	102
Landstar System Inc	1,340	213
Leonardo DRS Inc *	3,240	99
Limbach Holdings Inc *	940	78
Lincoln Electric Holdings Inc	1,120	231
Liquidity Services Inc *	9,770	327
LSI Industries Inc	17,530	324
Luxfer Holdings PLC	18,870	230
MasTec Inc *	1,398	183
Matrix Service Co *	9,230	115
Matson Inc	4,500	648
Maximus Inc	2,940	192

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mayville Engineering Co Inc *	370	$6
Mercury Systems Inc *	3,700	164
Moog Inc, Cl A	1,350	230
MRC Global Inc *	6,530	79
MSA Safety Inc	1,500	246
Mueller Industries Inc	8,750	702
Mueller Water Products Inc, Cl A	33,650	867
National Presto Industries Inc	610	62
Net Power Inc *	28,544	207
Northwest Pipe Co *	910	40
Omega Flex Inc	1,860	66
Orion Group Holdings Inc *	28,150	200
PAM Transportation Services Inc *	5,377	70
Park Aerospace Corp	2,600	36
Park-Ohio Holdings Corp	18,446	446
Parsons Corp *	2,380	139
Paylocity Holding Corp *	790	161
Pitney Bowes Inc	17,597	191
Planet Labs PBC *	26,357	122
Powell Industries Inc	1,184	201
Preformed Line Products Co	1,636	213
Primoris Services Corp	4,615	331
Quad/Graphics Inc, Cl A	56,370	354
RBC Bearings Inc *	2,743	985
Redwire Corp *	7,388	103
Rocket Lab USA Inc *	7,852	161
Rush Enterprises Inc, Cl A	2,910	170
Ryder System Inc	5,950	979
Safe Bulkers Inc	58,300	218
Science Applications International Corp	2,040	202
Shyft Group Inc/The	6,010	60
SkyWest Inc *	2,350	232
Snap-on Inc	870	297
SPX Technologies Inc *	3,274	477
Steelcase Inc, Cl A	20,060	244
Sterling Infrastructure Inc *	2,910	370
Sun Country Airlines Holdings Inc *	63,396	1,021
Tennant Co	1,280	111
Tetra Tech Inc	7,300	213
Textron Inc	3,740	279
Tutor Perini Corp *	11,167	328
UFP Industries Inc	2,180	233
UniFirst Corp/MA	840	181
V2X Inc *	2,970	139
Valmont Industries Inc	614	214
Viad Corp *	7,182	285
Virco Mfg. Corp	25,438	262
Wabash National Corp	13,147	154
Watts Water Technologies Inc, Cl A	400	86
Willdan Group Inc *	13,354	437

		38,905
Information Technology — 13.1%
8x8 Inc *	108,240	271

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
A10 Networks Inc	16,858	$350
ACI Worldwide Inc *	6,558	376
Agilysys Inc *	2,540	206
Alarm.com Holdings Inc *	2,580	150
Alkami Technology Inc *	23,224	716
Amdocs Ltd	3,100	270
Amkor Technology Inc	20,600	435
Amplitude Inc, Cl A *	12,027	151
Appfolio Inc, Cl A *	1,020	219
Arlo Technologies Inc *	12,390	178
Arrow Electronics Inc *	2,020	218
Asana Inc, Cl A *	9,788	188
ASGN Inc *	2,090	141
Aurora Innovation Inc, Cl A *	19,868	144
AvePoint Inc *	13,180	197
Aviat Networks Inc *	8,900	186
Avnet Inc	16,980	858
Backblaze Inc, Cl A *	80,436	526
Badger Meter Inc	3,300	694
Bel Fuse Inc, Cl B	5,100	428
Benchmark Electronics Inc	2,490	100
BigCommerce Holdings Inc *	83,999	595
Blackbaud Inc *	2,330	154
Box Inc, Cl A *	6,120	200
Camtek Ltd/Israel	1,100	82
Cerence Inc *	17,250	197
CEVA Inc *	3,784	130
Ciena Corp *	3,042	242
Cirrus Logic Inc *	7,490	781
Clearwater Analytics Holdings Inc, Cl A *	33,170	1,032
Climb Global Solutions Inc	390	48
CommVault Systems Inc *	6,560	1,119
Confluent Inc, Cl A *	6,082	193
Consensus Cloud Solutions Inc *	22,520	589
Credo Technology Group Holding Ltd *	10,983	606
CTS Corp	1,760	79
Digital Turbine Inc *	32,340	111
Dolby Laboratories Inc, Cl A	2,650	216
DXC Technology Co *	15,800	290
ePlus Inc *	1,750	113
EverCommerce Inc *	12,815	127
F5 Inc *	1,200	351
FARO Technologies Inc *	24,108	771
Freshworks Inc, Cl A *	10,169	174
Gen Digital Inc	9,330	255
Grid Dynamics Holdings Inc *	21,006	395
Hackett Group Inc/The	14,543	442
Immersion Corp	52,282	420
Information Services Group Inc	7,200	23
Intapp Inc *	3,512	232
InterDigital Inc	824	176
IonQ Inc *	4,166	102
Jabil Inc	960	149

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimball Electronics Inc *	9,560	$172
Kyndryl Holdings Inc *	7,459	284
Manhattan Associates Inc *	770	136
Methode Electronics Inc	51,587	562
NETGEAR Inc *	20,810	547
NetScout Systems Inc *	4,160	94
Nova Ltd *	1,925	460
Novanta Inc *	2,856	413
NVE Corp	540	37
Olo Inc, Cl A *	41,080	283
ON24 Inc *	50,940	284
OneSpan Inc	20,569	330
Ooma Inc *	9,739	140
OSI Systems Inc *	4,031	831
Pagaya Technologies Ltd, Cl A *	25,940	333
PC Connection Inc	5,905	377
Pegasystems Inc	2,390	188
Photronics Inc *	29,163	608
Plexus Corp *	1,460	194
Porch Group Inc *	12,976	91
Powerfleet Inc NJ *	20,475	144
Progress Software Corp	960	52
Q2 Holdings Inc *	9,265	810
Qualys Inc *	1,720	226
Red Violet Inc	16,666	677
Ribbon Communications Inc *	21,230	100
Rimini Street Inc *	145,851	518
Rubrik Inc, Cl A *	3,361	219
Sanmina Corp *	10,830	887
Sapiens International Corp NV	2,740	76
ScanSource Inc *	9,160	335
SEMrush Holdings Inc, Cl A *	42,098	463
SkyWater Technology Inc *	17,957	168
SolarWinds Corp	19,630	359
SoundHound AI Inc, Cl A *	8,283	90
SoundThinking Inc *	8,302	136
SPS Commerce Inc *	2,400	320
TD SYNNEX Corp	2,290	315
TTM Technologies Inc *	15,353	370
Turtle Beach Corp *	14,319	245
Ubiquiti Inc	130	44
Varonis Systems Inc, Cl B *	8,704	374
Vertex Inc, Cl A *	17,914	578
Viant Technology Inc, Cl A *	1,340	27
Vontier Corp	10,400	388
Weave Communications Inc *	39,010	492
WM Technology Inc *	251,363	329
Yext Inc *	39,430	268

		32,770
Materials — 2.1%
AdvanSix Inc	8,500	237
Caledonia Mining Corp PLC	20,915	211
Coeur Mining Inc *	14,680	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Commercial Metals Co	13,200	$639
Core Molding Technologies Inc *	15,391	211
Greif Inc, Cl A	9,500	544
Greif Inc, Cl B	1,926	117
Koppers Holdings Inc	10,300	300
Kronos Worldwide Inc	38,410	336
Minerals Technologies Inc	1,650	114
NewMarket Corp	365	208
O-I Glass Inc *	19,200	220
Packaging Corp of America	1,380	294
Pactiv Evergreen Inc	6,390	114
Ranpak Holdings Corp, Cl A *	27,560	184
Royal Gold Inc	2,040	300
Sonoco Products Co	4,870	233
SunCoke Energy Inc	62,953	571
Sylvamo Corp	6,010	427

		5,336
Real Estate — 5.0%
Alexander & Baldwin Inc ‡	5,480	99
Alexander's Inc ‡	3,203	687
Alpine Income Property Trust Inc ‡	5,062	84
American Assets Trust Inc ‡	24,320	546
American Healthcare REIT Inc ‡	5,675	169
Apple Hospitality REIT Inc ‡	30,900	458
Camden Property Trust ‡	2,370	294
CBL & Associates Properties Inc ‡	7,240	226
Centerspace ‡	1,260	83
Compass Inc, Cl A *	21,394	192
Cousins Properties Inc ‡	7,390	224
CTO Realty Growth Inc ‡	33,790	643
DiamondRock Hospitality Co ‡	30,900	254
Elme Communities ‡	5,420	94
EPR Properties ‡	15,580	827
Farmland Partners Inc ‡	36,127	424
Forestar Group Inc *	6,443	142
FRP Holdings Inc *	1,030	32
Gaming and Leisure Properties Inc ‡	2,810	141
Gladstone Commercial Corp ‡	52,552	853
Global Medical REIT Inc ‡	19,500	172
Highwoods Properties Inc ‡	14,500	422
Industrial Logistics Properties Trust ‡	14,200	56
Innovative Industrial Properties Inc, Cl A ‡	2,800	202
InvenTrust Properties Corp ‡	4,560	136
Kilroy Realty Corp ‡	9,300	332
Kite Realty Group Trust ‡	9,200	211
Landbridge Co LLC, Cl A	2,237	155
LTC Properties Inc ‡	2,600	91
National Health Investors Inc ‡	330	24
NET Lease Office Properties *‡	1,210	39
One Liberty Properties Inc ‡	1,870	50
Orion Office REIT Inc ‡	103,780	428
Outfront Media Inc ‡	13,342	248
Park Hotels & Resorts Inc ‡	20,300	249

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phillips Edison & Co Inc ‡	5,620	$209
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	173
Postal Realty Trust Inc, Cl A ‡	11,649	162
Regency Centers Corp ‡	4,064	312
RLJ Lodging Trust ‡	35,200	326
RMR Group Inc/The, Cl A	11,244	205
Sabra Health Care REIT Inc ‡	41,000	681
Saul Centers Inc ‡	12,396	464
Service Properties Trust ‡	21,900	65
UMH Properties Inc ‡	2,110	40
Uniti Group Inc ‡	34,365	197
Universal Health Realty Income Trust ‡	8,040	321
Whitestone REIT, Cl B ‡	5,220	71
Xenia Hotels & Resorts Inc ‡	5,940	80

		12,593
Utilities — 2.2%
American States Water Co	2,000	153
Avista Corp	4,510	180
Black Hills Corp	3,580	219
California Water Service Group	3,330	152
Consolidated Water Co Ltd	1,740	47
Genie Energy Ltd, Cl B	2,560	37
IDACORP Inc, Cl Rights	2,360	278
MGE Energy Inc	1,780	164
National Fuel Gas Co	17,580	1,322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Jersey Resources Corp	4,860	$235
Northwest Natural Holding Co	2,600	106
Northwestern Energy Group Inc	3,340	187
NRG Energy Inc	3,530	373
OGE Energy Corp	6,790	314
Ormat Technologies Inc	700	49
Otter Tail Corp	2,140	171
Portland General Electric Co	5,000	224
Pure Cycle Corp *	6,650	77
Spire Inc	2,950	227
Talen Energy Corp *	968	201
UGI Corp	17,100	584
Unitil Corp	2,140	120
York Water Co/The	1,210	39

		5,459
Total Common Stock
(Cost $210,500) ($ Thousands)		244,617

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	5,276,724	5,277
Total Cash Equivalent
(Cost $5,277) ($ Thousands)		5,277
Total Investments in Securities — 99.6%
(Cost $215,777) ($ Thousands)		$249,894

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	16	Mar-2025	$1,798	$1,732	$(66)

Percentages are based on Net Assets of $250,854 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$(1)	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	6,091	56,051	(56,865)	—	—	5,277	186	—
Totals	$6,092	$56,051	$(56,865)	$–	$(1)	$5,277	$186	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%

Communication Services — 2.0%
Advantage Solutions Inc *	29,790	$75
Anterix Inc *	1,830	71
Bandwidth Inc, Cl A *	6,790	108
Cinemark Holdings Inc *	20,967	537
Emerald Holding Inc	3,698	15
EverQuote Inc, Cl A *	30,629	823
EW Scripps Co/The, Cl A *	40,250	65
fuboTV Inc *	55,215	167
Gambling.com Group Ltd *	36,267	516
Gogo Inc *	17,050	125
Grindr Inc *	12,328	226
IDT Corp, Cl B	5,020	244
IMAX Corp *	11,742	301
Lions Gate Entertainment Corp, Cl A *	14,391	144
Magnite Inc *	16,190	255
MediaAlpha Inc, Cl A *	43,680	406
Nexstar Media Group Inc, Cl A	4,850	820
Outbrain Inc *	4,004	20
Playstudios Inc *	40,764	67
Sinclair Inc	5,600	81
Spok Holdings Inc	9,590	162
Thryv Holdings Inc *	5,820	100
Vimeo Inc *	44,780	264

		5,592
Consumer Discretionary — 10.5%
Accel Entertainment Inc, Cl A *	5,860	63
Adtalem Global Education Inc *	3,327	340
Amer Sports Inc *	17,590	526
American Eagle Outfitters Inc	6,129	80
America's Car-Mart Inc/TX *	2,124	89
Biglari Holdings Inc, Cl B *	1,137	279
Bloomin' Brands Inc	141,335	1,326
Brinker International Inc *	7,621	1,256
Brunswick Corp/DE	9,576	583
Build-A-Bear Workshop Inc, Cl A	9,770	400
Carter's Inc	10,772	445
Cavco Industries Inc *	716	376
Cheesecake Factory Inc/The	14,164	765
Churchill Downs Inc	6,529	774
Cooper-Standard Holdings Inc *	5,206	79
Cricut Inc, Cl A	12,760	69
Dave & Buster's Entertainment Inc *	18,965	396
Denny's Corp *	12,850	64
Designer Brands Inc, Cl A	16,610	67
Dick's Sporting Goods Inc	3,346	753
Dine Brands Global Inc	2,530	63
Domino's Pizza Inc	1,928	944
Dorman Products Inc *	6,965	916
Dutch Bros Inc, Cl A *	8,126	643
Flexsteel Industries Inc	5,730	258
Gentex Corp	17,821	433

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hooker Furnishings Corp	8,099	$106
Hovnanian Enterprises Inc, Cl A *	1,261	128
Inspired Entertainment Inc *	11,545	124
Installed Building Products Inc	3,967	680
Life Time Group Holdings Inc *	12,761	389
Lindblad Expeditions Holdings Inc *	43,861	490
Marine Products Corp	6,900	59
Modine Manufacturing Co *	7,449	630
Monarch Casino & Resort Inc	3,389	310
Murphy USA Inc	2,187	1,026
Nathan's Famous Inc	491	50
Ollie's Bargain Outlet Holdings Inc *	2,831	293
OneSpaWorld Holdings Ltd	30,102	574
Peloton Interactive Inc, Cl A *	25,842	195
Planet Fitness Inc, Cl A *	1,999	185
PlayAGS Inc *	40,177	487
Pool Corp	2,394	831
Potbelly Corp *	35,300	450
RealReal Inc/The *	25,548	174
Revolve Group Inc, Cl A *	9,581	255
RH *	928	299
Rocky Brands Inc	2,470	50
Rush Street Interactive Inc *	20,490	239
Steven Madden Ltd	12,046	395
Stride Inc *	2,954	404
Travel + Leisure Co	16,446	918
Udemy Inc *	50,080	483
Urban Outfitters Inc *	40,085	2,333
Valvoline Inc *	13,979	516
VF Corp	16,939	422
Whirlpool Corp	18,051	1,837
Wingstop Inc	2,944	691
Wyndham Hotels & Resorts Inc	4,181	453
Xponential Fitness Inc, Cl A *	18,320	242
YETI Holdings Inc *	4,804	171

		28,876
Consumer Staples — 3.9%
BellRing Brands Inc *	5,011	367
BJ's Wholesale Club Holdings Inc *	3,531	358
Casey's General Stores Inc	2,487	1,030
Central Garden & Pet Co *	1,940	68
Chefs' Warehouse Inc/The *	6,650	416
Hain Celestial Group Inc/The *	36,857	132
Herbalife Ltd *	92,330	766
Honest Co Inc/The *	34,350	186
Ingles Markets Inc, Cl A	2,359	145
Ingredion Inc	4,149	542
Lancaster Colony Corp	2,002	383
Lifeway Foods Inc *	9,042	191
MGP Ingredients Inc	3,254	107
Mission Produce Inc *	38,150	471
Natural Grocers by Vitamin Cottage Inc	12,651	562
Performance Food Group Co *	9,592	817

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pilgrim's Pride Corp *	24,339	$1,324
PriceSmart Inc	7,840	701
Primo Brands Corp	10,254	345
Sprouts Farmers Market Inc *	2,707	402
TreeHouse Foods Inc *	15,259	480
Turning Point Brands Inc	4,899	344
Village Super Market Inc, Cl A	9,146	288
Vita Coco Co Inc/The *	6,719	218
Vital Farms Inc *	4,989	165

		10,808
Energy — 6.0%
Archrock Inc	13,075	355
Aris Water Solutions Inc, Cl A	19,798	623
Atlas Energy Solutions Inc, Cl A	25,768	499
Berry Corp	55,630	226
Cactus Inc, Cl A	11,007	578
ChampionX Corp	50,849	1,515
Civitas Resources Inc	14,593	559
Clean Energy Fuels Corp *	25,400	52
CNX Resources Corp *	41,342	1,195
Comstock Resources Inc *	17,618	317
Crescent Energy Co, Cl A	15,725	198
Delek US Holdings Inc	116,684	1,902
Excelerate Energy Inc, Cl A	10,268	315
Expro Group Holdings NV *	24,196	288
FutureFuel Corp	73,650	333
Golar LNG Ltd	5,759	221
Gulfport Energy Corp *	1,579	268
HF Sinclair Corp	11,312	399
Innovex International Inc *	4,870	89
Kinetik Holdings Inc, Cl A	7,191	420
Kodiak Gas Services Inc	10,044	432
Matador Resources Co	16,796	879
Northern Oil & Gas Inc	34,918	1,100
Permian Resources Corp, Cl A	60,331	850
Range Resources Corp	9,115	338
Riley Exploration Permian Inc	12,559	396
Solaris Energy Infrastructure Inc, Cl A	10,619	363
Teekay Corp	68,153	446
Texas Pacific Land Corp	158	226
VAALCO Energy Inc	26,380	105
Veren Inc	179,423	978

		16,465
Financials — 22.8%
AFC Gamma Inc ‡	21,017	179
Alerus Financial Corp	14,807	302
Amalgamated Financial Corp	15,078	489
Atlanticus Holdings Corp *	7,695	423
Banco Latinoamericano de Comercio Exterior SA, Cl E	8,560	363
Bank7 Corp	9,984	411
BayCom Corp	4,847	133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Business First Bancshares Inc	4,640	$123
Capital Bancorp Inc	3,990	122
Capital City Bank Group Inc	1,910	71
Carter Bankshares Inc *	7,538	131
Chimera Investment Corp ‡	22,624	322
City Holding Co	3,426	408
CNB Financial Corp/PA	4,500	112
CNO Financial Group Inc	61,643	2,570
Coastal Financial Corp/WA *	7,940	784
Cohen & Steers Inc	12,529	1,095
Colony Bankcorp Inc	13,530	228
Columbia Banking System Inc	134,148	3,586
Comerica Inc	33,545	2,158
Community Trust Bancorp Inc	1,670	91
Crawford & Co, Cl A	15,868	195
CrossFirst Bankshares Inc *	7,554	121
Diamond Hill Investment Group Inc	3,232	472
Donegal Group Inc, Cl A	8,798	154
Enova International Inc *	4,138	428
Esquire Financial Holdings Inc	6,658	513
FactSet Research Systems Inc	1,617	747
Farmers National Banc Corp	5,233	76
Financial Institutions Inc	4,900	137
First American Financial Corp	8,929	587
First Commonwealth Financial Corp	74,129	1,219
First Community Bankshares Inc	6,200	260
First Financial Corp/IN	2,010	104
First Horizon Corp	49,012	1,056
First Interstate BancSystem Inc, Cl A	25,346	778
FNB Corp/PA	120,060	1,782
Forge Global Holdings Inc *	87,630	88
Great Southern Bancorp Inc	3,020	178
Guaranty Bancshares Inc/TX	2,100	85
Hamilton Lane Inc, Cl A	7,515	1,175
Hanover Insurance Group Inc/The	5,921	1,010
HBT Financial Inc	12,039	301
HCI Group Inc	1,899	250
Heritage Insurance Holdings Inc *	6,400	75
Home BancShares Inc/AR	34,447	1,032
HomeTrust Bancshares Inc	7,272	267
Independent Bank Corp	12,658	868
Independent Bank Corp/MI	5,515	187
International Money Express Inc *	16,390	251
Jack Henry & Associates Inc	5,136	892
Jackson Financial Inc, Cl A	26,076	2,389
Kinsale Capital Group Inc	2,301	994
LendingTree Inc *	5,748	232
Lincoln National Corp	66,640	2,599
Mercantile Bank Corp	5,581	269
Metrocity Bankshares Inc	2,869	87
MGIC Investment Corp	26,902	662
MidWestOne Financial Group Inc	1,300	40
Moneylion Inc *	3,530	307

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morningstar Inc	2,674	$839
National Bank Holdings Corp, Cl A	14,460	605
NerdWallet Inc, Cl A *	40,127	409
New York Community Bancorp Inc	55,198	662
New York Mortgage Trust Inc ‡	23,390	164
NewtekOne Inc	3,396	44
NMI Holdings Inc, Cl A *	11,827	431
Northrim BanCorp Inc	3,187	262
OFG Bancorp	9,701	412
Old National Bancorp/IN	155,027	3,682
Old Republic International Corp	9,457	364
Old Second Bancorp Inc	13,090	240
OppFi Inc	36,802	363
Orchid Island Capital Inc, Cl A ‡	23,120	198
Orrstown Financial Services Inc	14,596	489
Palomar Holdings Inc, Cl A *	2,945	379
Pathward Financial Inc	3,033	235
Paymentus Holdings Inc, Cl A *	8,046	220
Payoneer Global Inc *	30,183	258
Paysafe Ltd *	8,271	164
Peoples Bancorp Inc/OH	2,420	77
Peoples Bancorp of North Carolina Inc	2,738	72
Peoples Financial Services Corp	1,499	73
Pinnacle Financial Partners Inc	12,369	1,413
Piper Sandler Cos	651	188
Ponce Financial Group Inc *	14,171	186
Prosperity Bancshares Inc	11,783	904
Provident Bancorp Inc *	140	2
Red River Bancshares Inc	1,202	68
Regional Management Corp	9,264	311
Republic Bancorp Inc/KY, Cl A	7,970	541
Selectquote Inc *	28,080	128
Sierra Bancorp	11,350	349
SLM Corp	11,837	357
SmartFinancial Inc	3,104	108
Southern Missouri Bancorp Inc	3,792	221
Southern States Bancshares Inc	3,587	116
Starwood Property Trust Inc ‡	34,343	705
Stellar Bancorp Inc	2,829	82
StepStone Group Inc, Cl A	3,813	229
Stifel Financial Corp	2,339	248
StoneX Group Inc *	2,949	356
Sunrise Realty Trust Inc ‡	6,537	80
Synovus Financial Corp	3,698	192
Timberland Bancorp Inc/WA	61	2
TPG RE Finance Trust Inc ‡	34,100	294
United Fire Group Inc	13,370	375
Unity Bancorp Inc	1,240	59
Universal Insurance Holdings Inc	26,441	586
Univest Financial Corp	23,453	717
Upstart Holdings Inc *	7,053	470
USCB Financial Holdings Inc	5,190	101
Valley National Bancorp	73,155	720

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Victory Capital Holdings Inc, Cl A	3,325	$213
Voya Financial Inc	9,385	678
Waterstone Financial Inc	5,094	72
Westamerica BanCorp	6,576	343
Wintrust Financial Corp	10,662	1,327
World Acceptance Corp *	3,720	502
Zions Bancorp NA	36,595	1,978

		62,831
Health Care — 12.2%
Accuray Inc *	39,125	79
ACELYRIN Inc *	37,189	100
Actinium Pharmaceuticals Inc *	65,330	75
Akero Therapeutics Inc *	5,506	270
Alector Inc *	39,092	64
Alignment Healthcare Inc *	21,723	341
Alkermes PLC *	13,190	453
ALX Oncology Holdings Inc *	69,690	77
AngioDynamics Inc *	19,136	178
ANI Pharmaceuticals Inc *	3,589	222
Anika Therapeutics Inc *	3,548	62
Arcutis Biotherapeutics Inc *	17,773	243
Ardent Health Partners Inc *	22,270	327
AtriCure Inc *	7,035	273
Avanos Medical Inc *	36,238	545
Axogen Inc *	20,926	419
Axsome Therapeutics Inc *	3,500	446
Bioventus Inc, Cl A *	29,230	296
Bridgebio Pharma Inc *	9,389	328
BrightSpring Health Services Inc *	14,735	284
CareDx Inc *	9,044	200
CG oncology Inc *	1,663	43
Chemed Corp	1,523	915
ChromaDex Corp *	34,640	195
Coherus Biosciences Inc *	295,030	328
Collegium Pharmaceutical Inc *	39,515	1,148
Community Health Systems Inc *	20,550	62
Corcept Therapeutics Inc *	6,418	389
Cross Country Healthcare Inc *	30,250	519
CVRx Inc *	4,290	56
Day One Biopharmaceuticals Inc *	23,800	216
Delcath Systems Inc *	16,836	239
Doximity Inc, Cl A *	8,559	603
Editas Medicine Inc, Cl A *	52,946	102
Embecta Corp	11,340	153
Encompass Health Corp	25,439	2,548
Enhabit Inc *	8,610	72
Ensign Group Inc/The	8,767	1,132
Entrada Therapeutics Inc *	8,249	99
Envista Holdings Corp *	14,148	283
Evolus Inc *	17,432	254
GeneDx Holdings Corp, Cl A *	2,851	293
Generation Bio Co *	96,432	56
Globus Medical Inc, Cl A *	11,937	959

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GRAIL Inc *	6,069	$234
Guardant Health Inc *	8,941	380
Haemonetics Corp *	8,631	565
Health Catalyst Inc *	35,420	165
HealthStream Inc	2,696	91
InfuSystem Holdings Inc *	9,128	73
Insmed Inc *	5,913	482
Integra LifeSciences Holdings Corp *	16,884	392
iRadimed Corp	9,291	501
Ironwood Pharmaceuticals Inc, Cl A *	154,493	249
Joint Corp/The *	16,050	182
Kiniksa Pharmaceuticals International Plc, Cl A *	10,410	211
LeMaitre Vascular Inc	12,674	1,164
LifeMD Inc *	30,591	161
Masimo Corp *	1,905	360
Mesa Laboratories Inc	860	120
Mirum Pharmaceuticals Inc *	5,914	281
Option Care Health Inc *	16,719	560
OraSure Technologies Inc *	62,020	216
Organogenesis Holdings Inc, Cl A *	114,035	708
Owens & Minor Inc *	15,918	153
Pacira BioSciences Inc *	11,610	279
Paragon 28 Inc *	5,890	77
Pennant Group Inc/The *	8,140	185
Penumbra Inc *	1,237	353
Perrigo Co PLC	25,929	752
Phathom Pharmaceuticals Inc *	13,620	75
Phibro Animal Health Corp, Cl A	4,610	105
Prestige Consumer Healthcare Inc *	15,643	1,326
Puma Biotechnology Inc *	65,688	235
Quest Diagnostics Inc	4,881	844
QuidelOrtho Corp *	8,879	355
RAPT Therapeutics Inc *	63,814	73
Relay Therapeutics Inc *	18,080	62
Replimune Group Inc, Cl Rights *	9,730	123
Rhythm Pharmaceuticals Inc *	3,718	204
Rigel Pharmaceuticals Inc *	22,110	510
Scholar Rock Holding Corp *	8,678	337
SIGA Technologies Inc	25,720	141
STERIS PLC	4,011	879
Tactile Systems Technology Inc *	29,414	420
Talkspace Inc *	17,840	51
Tango Therapeutics Inc *	28,470	59
Tarsus Pharmaceuticals Inc *	4,344	193
Taysha Gene Therapies Inc *	47,898	77
TG Therapeutics Inc *	7,149	215
Travere Therapeutics Inc *	12,398	265
Treace Medical Concepts Inc *	11,045	99
US Physical Therapy Inc	7,741	627
Utah Medical Products Inc	6,592	393
Vanda Pharmaceuticals Inc *	67,513	321
Verve Therapeutics Inc *	34,510	218

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viemed Healthcare Inc *	8,893	$70
WaVe Life Sciences Ltd *	17,528	185
Waystar Holding Corp *	9,685	421

		33,723
Industrials — 17.6%
ABM Industries Inc	23,186	1,260
Acuity Brands Inc	1,168	347
AerSale Corp *	14,290	100
Air Lease Corp, Cl A	19,093	915
Alaska Air Group Inc *	5,640	408
Allison Transmission Holdings Inc	4,585	467
American Superconductor Corp *	2,979	68
Applied Industrial Technologies Inc	1,591	399
Archer Aviation Inc, Cl A *	22,323	198
Argan Inc	1,106	144
Astec Industries Inc	36,253	1,290
Astronics Corp *	3,697	74
Atkore Inc	13,825	850
AZEK Co Inc/The, Cl A *	6,181	290
Barrett Business Services Inc	6,072	244
Booz Allen Hamilton Holding Corp, Cl A	6,780	719
BrightView Holdings Inc *	10,280	138
Broadridge Financial Solutions Inc	3,217	776
Brookfield Business Corp, Cl A	8,936	246
Brookfield Infrastructure Corp, Cl A	22,136	886
BWX Technologies Inc	7,726	803
CACI International Inc, Cl A *	1,971	660
Carlisle Cos Inc	2,398	817
Chart Industries Inc *	2,340	446
Clean Harbors Inc *	3,980	850
Commercial Vehicle Group Inc *	33,085	69
Concentrix Corp	15,261	689
Concrete Pumping Holdings Inc	9,100	60
DNOW Inc *	18,440	295
DXP Enterprises Inc/TX *	2,922	264
Enerpac Tool Group Corp, Cl A	11,585	536
Ennis Inc	5,835	124
Enpro Inc	6,703	1,220
Enviri Corp *	35,090	228
ESCO Technologies Inc	2,296	379
ExlService Holdings Inc *	25,534	1,237
Franklin Covey Co *	9,622	308
Frontier Group Holdings Inc *	43,701	315
Gates Industrial Corp PLC *	51,662	1,118
Genpact Ltd	6,630	353
GEO Group Inc/The *	10,361	283
GFL Environmental Inc	23,448	1,059
Global Industrial Co	3,286	77
Graham Corp *	5,304	179
Heidrick & Struggles International Inc	3,353	137
Hexcel Corp	19,581	1,241
Huntington Ingalls Industries Inc	2,083	366
Huron Consulting Group Inc *	10,869	1,657

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hyster-Yale Inc	3,577	$182
IBEX Holdings Ltd *	9,815	248
Innodata Inc *	4,720	249
Insperity Inc	5,441	479
Insteel Industries Inc	5,030	142
Interface Inc, Cl A	10,710	217
Intuitive Machines Inc *	13,625	199
ITT Inc	6,698	946
Karat Packaging Inc	9,303	278
Kennametal Inc	8,238	182
Korn Ferry	9,625	632
Kratos Defense & Security Solutions Inc *	11,843	313
L B Foster Co, Cl A *	3,485	96
Landstar System Inc	4,228	671
Limbach Holdings Inc *	873	72
Liquidity Services Inc *	9,030	302
LSI Industries Inc	16,310	302
Luxfer Holdings PLC	18,500	226
MasTec Inc *	2,397	313
Matrix Service Co *	7,330	91
Mueller Water Products Inc, Cl A	8,895	229
Net Power Inc *	26,936	195
Nordson Corp	3,047	641
nVent Electric PLC	12,595	760
Omega Flex Inc	1,660	59
Orion Group Holdings Inc *	25,240	180
PAM Transportation Services Inc *	4,728	61
Park-Ohio Holdings Corp	9,832	238
Pitney Bowes Inc	30,181	327
Planet Labs PBC *	45,205	209
Powell Industries Inc	1,107	188
Preformed Line Products Co	1,339	174
Primoris Services Corp	2,597	186
Quad/Graphics Inc, Cl A	12,530	79
Redwire Corp *	12,672	177
Regal Rexnord Corp	3,533	457
Rocket Lab USA Inc *	13,502	277
Sensata Technologies Holding PLC	37,556	1,083
Shyft Group Inc/The	5,510	55
Standex International Corp	10,441	1,942
Steelcase Inc, Cl A	18,452	224
Sun Country Airlines Holdings Inc *	35,383	570
Terex Corp	12,984	528
Tetra Tech Inc	22,185	648
TransUnion	8,270	764
Tutor Perini Corp *	10,272	302
UFP Industries Inc	6,187	662
UniFirst Corp/MA	4,104	882
V2X Inc *	1,740	82
Valmont Industries Inc	6,221	2,167
Viad Corp *	5,184	206
Virco Mfg. Corp	22,814	235
WESCO International Inc	8,297	1,497

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Willdan Group Inc *	12,078	$395

		48,408
Information Technology — 10.9%
8x8 Inc *	98,870	247
A10 Networks Inc	16,668	347
ACI Worldwide Inc *	5,918	339
Alkami Technology Inc *	5,987	185
Amplitude Inc, Cl A *	20,628	260
Arlo Technologies Inc *	11,660	168
Asana Inc, Cl A *	16,790	323
Aurora Innovation Inc, Cl A *	34,076	248
AvePoint Inc *	22,637	338
Backblaze Inc, Cl A *	74,001	484
Belden Inc	3,432	378
Bentley Systems Inc, Cl B	16,820	738
BigCommerce Holdings Inc *	72,617	514
Cerence Inc *	16,080	183
CEVA Inc *	6,490	222
Ciena Corp *	5,237	417
Clearfield Inc *	4,742	154
Cognex Corp	19,338	634
Cohu Inc *	18,385	361
CommVault Systems Inc *	2,499	426
Confluent Inc, Cl A *	10,432	331
Consensus Cloud Solutions Inc *	14,950	391
Credo Technology Group Holding Ltd *	6,763	373
Digital Turbine Inc *	28,630	98
Diodes Inc *	8,321	411
EverCommerce Inc *	10,586	105
FARO Technologies Inc *	25,447	813
Freshworks Inc, Cl A *	17,441	298
Grid Dynamics Holdings Inc *	9,348	176
Hackett Group Inc/The	9,450	287
Harmonic Inc *	76,125	785
Immersion Corp	47,780	384
Intapp Inc *	6,046	399
InterDigital Inc	1,419	303
IonQ Inc *	7,165	176
Kulicke & Soffa Industries Inc	17,245	660
Kyndryl Holdings Inc *	12,823	488
Littelfuse Inc	2,705	628
Lumentum Holdings Inc *	11,272	793
Methode Electronics Inc	46,773	510
NETGEAR Inc *	22,854	601
Olo Inc, Cl A *	37,320	257
ON24 Inc *	46,604	260
OneSpan Inc	16,570	266
Ooma Inc *	7,454	107
Open Text Corp	31,585	816
OSI Systems Inc *	2,027	418
Pagaya Technologies Ltd, Cl A *	23,520	302
PC Connection Inc	3,640	232
Photronics Inc *	109,565	2,283

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Porch Group Inc *	22,251	$156
Power Integrations Inc	13,389	814
Powerfleet Inc NJ *	35,119	248
Red Violet Inc	14,751	599
Ribbon Communications Inc *	19,580	92
Rimini Street Inc *	81,703	290
Rogers Corp *	4,436	355
Rubrik Inc, Cl A *	5,765	375
SEMrush Holdings Inc, Cl A *	36,784	405
Silicon Laboratories Inc *	3,446	483
Silicon Motion Technology Corp ADR	28,315	1,588
SkyWater Technology Inc *	15,287	143
SolarWinds Corp	17,178	315
SoundHound AI Inc, Cl A *	14,207	154
SoundThinking Inc *	7,521	124
TTM Technologies Inc *	12,612	304
Turtle Beach Corp *	13,304	228
Universal Display Corp	4,197	645
Viavi Solutions Inc *	65,923	737
Weave Communications Inc *	36,120	455
WM Technology Inc *	226,925	297
Yext Inc *	36,070	245

		29,969
Materials — 4.8%
Arcadium Lithium PLC *	–	—
Axalta Coating Systems Ltd *	12,329	446
Cabot Corp	15,395	1,324
Caledonia Mining Corp PLC	20,315	205
Chemours Co/The	30,895	462
Cleveland-Cliffs Inc *	217,477	2,357
Commercial Metals Co	27,782	1,346
Ecovyst Inc *	21,197	144
FMC Corp	47,898	1,767
Greif Inc, Cl B	2,654	161
Hudbay Minerals Inc	79,545	566
Ingevity Corp *	7,869	375
Innospec Inc	3,319	343
Kronos Worldwide Inc	35,115	307
O-I Glass Inc *	25,327	291
Pactiv Evergreen Inc	6,717	120
Quaker Chemical Corp	5,225	726
Ranpak Holdings Corp, Cl A *	25,430	170
Reliance Inc	3,669	1,090
Royal Gold Inc	2,188	322
Silgan Holdings Inc	6,656	362
SunCoke Energy Inc	21,741	197

		13,081
Real Estate — 5.0%
Agree Realty Corp ‡	12,720	939
Alexander's Inc ‡	2,824	605
Alpine Income Property Trust Inc ‡	4,834	80
American Healthcare REIT Inc ‡	9,770	291

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CBL & Associates Properties Inc ‡	4,510	$141
Compass Inc, Cl A *	36,693	330
COPT Defense Properties ‡	22,469	607
CTO Realty Growth Inc ‡	43,048	820
eXp World Holdings Inc	42,811	433
Farmland Partners Inc ‡	33,668	395
FirstService Corp	4,304	759
Forestar Group Inc *	6,602	145
Gladstone Commercial Corp ‡	29,746	483
Highwoods Properties Inc ‡	57,671	1,680
Landbridge Co LLC, Cl A	3,849	266
National Storage Affiliates Trust ‡	15,970	617
Newmark Group Inc, Cl A	73,459	1,078
Orion Office REIT Inc ‡	94,900	391
Postal Realty Trust Inc, Cl A ‡	8,902	124
RMR Group Inc/The, Cl A	8,994	164
Ryman Hospitality Properties Inc ‡	9,016	892
Saul Centers Inc ‡	10,075	377
STAG Industrial Inc ‡	20,856	750
Terreno Realty Corp ‡	14,336	972
Universal Health Realty Income Trust ‡	6,270	250
Whitestone REIT, Cl B ‡	5,040	69

		13,658
Utilities — 1.3%
Black Hills Corp	6,556	401
Chesapeake Utilities Corp	6,902	876
IDACORP Inc, Cl Rights	5,277	622
Portland General Electric Co	21,327	956
Pure Cycle Corp *	6,230	73
Spire Inc	4,767	366
Talen Energy Corp *	1,669	347

		3,641
Total Common Stock
(Cost $221,618) ($ Thousands)		267,052

EXCHANGE TRADED FUND — 0.3%

iShares Russell 2000 Value ETF	5,101	822

Total Exchange Traded Fund
(Cost $843) ($ Thousands)		822

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	5,923,642	$5,924
Total Cash Equivalent
(Cost $5,924) ($ Thousands)		5,924
Total Investments in Securities — 99.5%
(Cost $228,385) ($ Thousands)		$273,798

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	31	Mar-2025	$3,543	$3,356	$(187)

Percentages are based on Net Assets of $275,290 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$(3)	$(2)	$4	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	5,983	56,903	(56,962)	—	—	5,924	260	—
Totals	$5,984	$56,903	$(56,965)	$(2)	$4	$5,924	$260	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%

Communication Services — 1.9%
AMC Networks Inc, Cl A *	22,800	$167
Cinemark Holdings Inc *	39,170	1,003
EverQuote Inc, Cl A *	42,560	1,144
Fox Corp	57,100	3,289
Marcus Corp/The	54,530	1,000
MediaAlpha Inc, Cl A *	68,550	637
Nexstar Media Group Inc, Cl A	27,148	4,592
Playtika Holding Corp	56,700	299
Shutterstock Inc	19,900	428
Sirius XM Holdings Inc	31,600	764
TEGNA Inc	49,300	897
Yelp Inc, Cl A *	24,600	844

		15,064
Consumer Discretionary — 10.4%
Abercrombie & Fitch Co, Cl A *	7,680	791
Academy Sports & Outdoors Inc	14,800	734
Adtalem Global Education Inc *	13,218	1,352
American Axle & Manufacturing Holdings Inc *	54,700	271
Autoliv Inc	12,100	1,178
AutoNation Inc *	4,700	857
Bloomin' Brands Inc	53,700	504
BorgWarner Inc	34,400	1,024
Brinker International Inc *	17,492	2,883
Brunswick Corp/DE	39,881	2,427
Burlington Stores Inc *	13,129	3,274
Capri Holdings Ltd *	18,100	398
Carter's Inc	12,100	499
Century Communities Inc	12,860	893
Churchill Downs Inc	21,737	2,576
Crocs Inc *	14,400	1,434
Dick's Sporting Goods Inc	17,757	3,997
Domino's Pizza Inc	6,418	3,143
Dorman Products Inc *	9,880	1,299
Ethan Allen Interiors Inc	39,050	1,113
Expedia Group Inc *	5,700	1,128
Frontdoor Inc *	24,480	1,113
Funko Inc, Cl A *	102,850	1,267
Genesco Inc *	28,770	1,052
G-III Apparel Group Ltd *	36,960	1,001
Goodyear Tire & Rubber Co/The *	71,642	677
Group 1 Automotive Inc	8,900	4,090
Harley-Davidson Inc	60,400	1,556
Haverty Furniture Cos Inc	38,200	872
Jack in the Box Inc	7,184	276
JAKKS Pacific Inc *	15,700	425
Kohl's Corp	24,700	282
LCI Industries	10,510	1,091
Macy's Inc	43,100	619
Mattel Inc *	78,600	1,674
MGM Resorts International *	44,200	1,536

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Modine Manufacturing Co *	13,180	$1,115
Mohawk Industries Inc *	7,800	917
Monarch Casino & Resort Inc	14,020	1,284
ODP Corp/The *	35,698	556
Ollie's Bargain Outlet Holdings Inc *	26,391	2,732
Perdoceo Education Corp	45,800	1,173
Phinia Inc	11,300	557
Polaris Inc	8,100	364
Pool Corp	17,046	5,915
PulteGroup Inc	18,600	1,921
PVH Corp	13,300	995
Rush Street Interactive Inc *	84,080	980
Tapestry Inc	21,600	1,845
Texas Roadhouse Inc, Cl A	2,721	501
Toll Brothers Inc	32,400	3,617
Travel + Leisure Co	74,157	4,139
Upbound Group Inc, Cl A	17,000	439
VF Corp	42,960	1,071
Whirlpool Corp	14,400	1,466
Wingstop Inc	11,339	2,662
Winnebago Industries Inc	11,200	453

		84,008
Consumer Staples — 3.7%
Albertsons Cos Inc, Cl A	127,200	2,676
BellRing Brands Inc *	17,380	1,274
Bunge Global SA	12,000	890
Casey's General Stores Inc	13,813	5,721
Church & Dwight Co Inc	31,238	3,474
Conagra Brands Inc	38,100	973
Herbalife Ltd *	77,800	646
Ingles Markets Inc, Cl A	7,426	456
Ingredion Inc	17,300	2,260
J & J Snack Foods Corp	11,852	1,558
Molson Coors Beverage Co, Cl B	44,100	2,703
PriceSmart Inc	26,141	2,337
SpartanNash Co	18,700	378
Sprouts Farmers Market Inc *	16,989	2,521
United Natural Foods Inc *	40,970	1,302
Vital Farms Inc *	24,591	814

		29,983
Energy — 3.8%
APA Corp	51,662	1,070
Archrock Inc	50,880	1,380
Aris Water Solutions Inc, Cl A	46,470	1,462
Atlas Energy Solutions Inc, Cl A	85,909	1,665
Cactus Inc, Cl A	18,235	958
ChampionX Corp	78,461	2,338
CNX Resources Corp *	75,400	2,179
Crescent Energy Co, Cl A	82,390	1,040
Helmerich & Payne Inc	27,900	740
HF Sinclair Corp	52,100	1,838
Kinetik Holdings Inc, Cl A	19,560	1,141

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Magnolia Oil & Gas Corp, Cl A	45,590	$1,067
Matador Resources Co	134,528	7,041
Murphy Oil Corp	49,161	1,302
Northern Oil & Gas Inc	63,556	2,002
Scorpio Tankers Inc	18,000	717
SM Energy Co	19,200	628
Vital Energy Inc *	38,110	1,018
Vitesse Energy Inc	3,154	81
World Kinect Corp	26,900	805

		30,472
Financials — 17.8%
1st Source Corp	17,280	1,122
Affiliated Managers Group Inc	5,900	1,008
Ally Financial Inc	40,300	1,495
American Financial Group Inc/OH	5,900	745
Annaly Capital Management Inc ‡	20,550	451
Ares Capital Corp	35,700	835
Associated Banc-Corp	54,400	1,352
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	1,297
Banner Corp	17,090	1,179
Berkshire Hills Bancorp Inc	40,390	1,151
Blue Owl Capital Corp	69,500	1,075
Central Pacific Financial Corp	36,770	1,068
Chimera Investment Corp ‡	20,400	290
Citizens Financial Group Inc	77,700	3,556
CNA Financial Corp	18,800	921
CNO Financial Group Inc	111,740	4,658
Cohen & Steers Inc	41,715	3,646
Comerica Inc	30,100	1,936
Corpay Inc *	3,700	1,358
Employers Holdings Inc	25,650	1,329
Enova International Inc *	13,150	1,359
Enterprise Financial Services Corp	19,420	1,147
Equitable Holdings Inc	15,800	869
Essent Group Ltd	17,600	1,014
Everest Group Ltd	2,600	918
EZCORP Inc, Cl A *	85,980	1,183
FactSet Research Systems Inc	5,383	2,486
Fifth Third Bancorp	48,400	2,104
First BanCorp/Puerto Rico	56,510	1,100
First Busey Corp	27,700	665
First Financial Bancorp	43,200	1,184
First Financial Bankshares Inc	81,355	3,064
First Hawaiian Inc	41,190	1,108
First Horizon Corp	105,800	2,279
First Merchants Corp	26,160	1,146
FNB Corp/PA	81,000	1,202
FS KKR Capital Corp	35,800	841
Fulton Financial Corp	115,050	2,280
GCM Grosvenor Inc, Cl A	78,730	1,112
Globe Life Inc	12,500	1,593
Hamilton Lane Inc, Cl A	35,142	5,493

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hancock Whitney Corp	15,300	$874
Hanmi Financial Corp	62,800	1,508
Heritage Financial Corp/WA	45,260	1,144
Hilltop Holdings Inc	37,290	1,193
Home BancShares Inc/AR	114,690	3,435
Horace Mann Educators Corp	28,150	1,192
International Money Express Inc *	46,200	708
Jack Henry & Associates Inc	17,125	2,973
Jackson Financial Inc, Cl A	8,450	774
Kinsale Capital Group Inc	14,886	6,429
Lincoln National Corp	14,100	550
MarketAxess Holdings Inc	6,212	1,198
Merchants Bancorp/IN	27,440	1,117
MGIC Investment Corp	81,200	1,998
Moelis & Co, Cl A	55,885	3,948
Morningstar Inc	8,902	2,793
Navient Corp	65,200	933
NCR Atleos Corp *	8,100	230
Nicolet Bankshares Inc	11,040	1,323
Oaktree Specialty Lending Corp	53,000	854
OFG Bancorp	42,300	1,797
Origin Bancorp Inc	31,370	1,215
Palomar Holdings Inc, Cl A *	10,720	1,379
Piper Sandler Cos	8,563	2,480
PJT Partners Inc, Cl A	8,260	1,316
Popular Inc	24,900	2,501
Preferred Bank/Los Angeles CA	10,240	909
PROG Holdings Inc	36,500	1,036
Prosperity Bancshares Inc	39,231	3,011
Radian Group Inc	40,700	1,339
Regions Financial Corp	63,600	1,508
Reinsurance Group of America Inc, Cl A	6,200	1,257
Remitly Global Inc *	45,930	1,102
Rithm Capital Corp ‡	85,300	1,036
Ryan Specialty Holdings Inc, Cl A	55,557	3,888
Skyward Specialty Insurance Group Inc *	26,726	1,390
Stifel Financial Corp	31,634	3,359
Synovus Financial Corp	19,300	1,001
Trustmark Corp	33,600	1,229
UMB Financial Corp	10,980	1,211
Universal Insurance Holdings Inc	7,500	166
Unum Group	39,000	3,209
Upstart Holdings Inc *	13,940	929
Victory Capital Holdings Inc, Cl A	22,000	1,409
Virtu Financial Inc, Cl A	40,200	1,470
Western Union Co/The	32,400	351
Zions Bancorp NA	44,500	2,405

		143,696
Health Care — 12.7%
AdaptHealth Corp, Cl A *	70,227	799
ADMA Biologics Inc *	64,520	1,057
Amneal Pharmaceuticals Inc *	147,840	1,282
ANI Pharmaceuticals Inc *	13,640	844

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcellx Inc *	11,230	$728
Arcutis Biotherapeutics Inc *	83,070	1,137
Axsome Therapeutics Inc *	4,940	630
Baxter International Inc	48,100	1,660
Bio-Techne Corp	36,303	2,242
Blueprint Medicines Corp *	8,455	817
CareDx Inc *	32,165	712
Castle Biosciences Inc *	41,770	906
Catalyst Pharmaceuticals Inc *	52,410	1,200
Certara Inc *	142,263	1,704
Chemed Corp	5,079	3,051
Collegium Pharmaceutical Inc *	29,010	843
Concentra Group Holdings Parent Inc	15,171	343
Corcept Therapeutics Inc *	15,790	957
DaVita Inc *	9,700	1,434
Day One Biopharmaceuticals Inc *	56,564	512
Encompass Health Corp	43,267	4,333
Ensign Group Inc/The	60,052	7,756
Exelixis Inc *	76,900	2,975
GeneDx Holdings Corp, Cl A *	11,380	1,170
Geron Corp *	52,670	93
Globus Medical Inc, Cl A *	37,008	2,972
Halozyme Therapeutics Inc *	19,300	1,142
HealthEquity Inc *	22,718	2,494
ICU Medical Inc *	6,720	983
Incyte Corp *	23,600	1,735
Insmed Inc *	16,940	1,381
Inspire Medical Systems Inc *	6,190	1,149
Integer Holdings Corp *	5,050	622
Intra-Cellular Therapies Inc *	11,095	1,422
Ironwood Pharmaceuticals Inc, Cl A *	97,700	157
Jazz Pharmaceuticals PLC *	27,200	3,904
Krystal Biotech Inc *	5,860	1,050
Lantheus Holdings Inc *	14,930	1,401
LeMaitre Vascular Inc	46,336	4,256
Ligand Pharmaceuticals Inc *	12,442	1,521
LivaNova PLC *	21,100	878
Merit Medical Systems Inc *	33,177	3,385
Option Care Health Inc *	101,993	3,417
Organon & Co	68,200	1,017
Perrigo Co PLC	86,328	2,504
Premier Inc, Cl A	49,700	904
PROCEPT BioRobotics Corp *	7,818	503
Quest Diagnostics Inc	16,251	2,810
RadNet Inc *	29,510	1,637
Repligen Corp *	21,457	3,417
Rigel Pharmaceuticals Inc *	11,412	263
Select Medical Holdings Corp	18,800	342
STERIS PLC	13,353	2,928
Supernus Pharmaceuticals Inc *	13,180	423
Syndax Pharmaceuticals Inc *	12,645	198
Tenet Healthcare Corp *	8,300	1,051
TG Therapeutics Inc *	33,700	1,014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Therapeutics Corp *	11,168	$3,574
Universal Health Services Inc, Cl B	11,300	1,980
US Physical Therapy Inc	25,774	2,088
Varex Imaging Corp *	64,000	823
Veracyte Inc *	34,400	1,196
Waystar Holding Corp *	25,490	1,108

		102,834
Industrials — 23.8%
AAON Inc	46,547	3,575
ABM Industries Inc	25,460	1,383
Acuity Brands Inc	2,800	832
ACV Auctions Inc, Cl A *	44,935	722
Advanced Drainage Systems Inc	22,470	2,503
AGCO Corp	24,600	2,385
Air Lease Corp, Cl A	63,556	3,046
Alaska Air Group Inc *	16,070	1,162
Allegiant Travel Co, Cl A	11,420	839
Allison Transmission Holdings Inc	41,185	4,191
Apogee Enterprises Inc	26,800	1,285
Applied Industrial Technologies Inc	4,530	1,135
ArcBest Corp	14,700	1,158
Argan Inc	6,310	823
Armstrong World Industries Inc	8,640	1,328
Atkore Inc	19,600	1,205
Axon Enterprise Inc *	10,538	5,569
AZEK Co Inc/The, Cl A *	28,440	1,332
AZZ Inc	12,480	1,199
Blue Bird Corp *	20,990	738
Booz Allen Hamilton Holding Corp, Cl A	22,607	2,398
Broadridge Financial Solutions Inc	10,726	2,587
BROOKFIELD INFRASTRUCTURE-A, Cl A	73,700	2,951
Builders FirstSource Inc *	9,300	1,293
BWX Technologies Inc	22,462	2,335
Cadre Holdings Inc	27,785	934
Carlisle Cos Inc	7,996	2,725
Casella Waste Systems Inc, Cl A *	24,448	2,739
CNH Industrial NV	252,000	3,246
Comfort Systems USA Inc	3,158	1,147
Concentrix Corp	50,882	2,298
Construction Partners Inc, Cl A *	14,030	1,018
Copart Inc *	82,301	4,510
Crane Co	16,462	2,683
CSG Systems International Inc	31,300	2,013
Deluxe Corp	26,200	431
Ennis Inc	45,100	956
ExlService Holdings Inc *	186,308	9,027
Exponent Inc	63,033	5,336
Federal Signal Corp	27,395	2,227
FTI Consulting Inc *	2,813	466
Gates Industrial Corp PLC *	52,900	1,145
GATX Corp	7,680	1,283
GFL Environmental Inc	78,047	3,525
Gibraltar Industries Inc *	17,310	1,137

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greenbrier Cos Inc/The	33,760	$1,897
Heidrick & Struggles International Inc	27,360	1,121
Hexcel Corp	39,852	2,525
Huntington Ingalls Industries Inc	11,633	2,043
Huron Consulting Group Inc *	9,074	1,383
Innodata Inc *	10,333	545
Insperity Inc	18,114	1,593
Insteel Industries Inc	41,370	1,164
Interface Inc, Cl A	60,500	1,224
Kirby Corp *	11,475	1,196
Landstar System Inc	14,077	2,235
Leonardo DRS Inc *	35,900	1,093
Lindsay Corp	9,070	1,198
ManpowerGroup Inc	14,300	824
Matson Inc	7,200	1,037
Mercury Systems Inc *	36,780	1,633
MillerKnoll Inc	39,600	851
Mueller Water Products Inc, Cl A	128,596	3,313
NEXTracker Inc, Cl A *	25,000	1,100
Nordson Corp	10,144	2,133
NV5 Global Inc *	61,740	1,114
nVent Electric PLC	41,996	2,534
Oshkosh Corp	14,950	1,529
Owens Corning	12,000	1,848
Pitney Bowes Inc	108,460	1,175
Primoris Services Corp	14,090	1,011
Quad/Graphics Inc, Cl A	86,600	544
RBC Bearings Inc *	21,828	7,841
Rollins Inc	76,000	3,982
Rush Enterprises Inc, Cl A	20,420	1,191
Ryder System Inc	15,400	2,533
Sensata Technologies Holding PLC	71,112	2,052
SkyWest Inc *	14,040	1,389
Snap-on Inc	5,800	1,979
SPX Technologies Inc *	9,809	1,429
Standex International Corp	17,804	3,311
Sterling Infrastructure Inc *	8,718	1,109
Terex Corp	17,600	716
Tetra Tech Inc	73,971	2,159
Textron Inc	32,800	2,451
TransUnion	27,534	2,545
Trex Co Inc *	35,334	2,180
UFP Industries Inc	20,599	2,204
UniFirst Corp/MA	13,663	2,936
United Airlines Holdings Inc *	16,200	1,520
Valmont Industries Inc	9,331	3,251
Watsco Inc	8,195	4,133
WESCO International Inc	17,286	3,120
Zurn Elkay Water Solutions Corp	32,260	1,143

		191,857
Information Technology — 13.4%
ACI Worldwide Inc *	28,130	1,613
ACM Research Inc, Cl A *	48,217	1,251

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adeia Inc	66,900	$1,052
Agilysys Inc *	7,605	616
Alarm.com Holdings Inc *	26,083	1,515
Alkami Technology Inc *	50,005	1,542
Amdocs Ltd	18,200	1,588
Amkor Technology Inc	70,800	1,494
Arrow Electronics Inc *	16,000	1,729
Avnet Inc	22,000	1,112
Badger Meter Inc	9,190	1,933
Bentley Systems Inc, Cl B	55,999	2,458
Box Inc, Cl A *	34,260	1,120
Camtek Ltd/Israel	3,290	245
Cerence Inc *	79,620	908
Cirrus Logic Inc *	24,900	2,595
Clearwater Analytics Holdings Inc, Cl A *	99,380	3,091
Cognex Corp	64,400	2,112
CommVault Systems Inc *	17,336	2,957
Credo Technology Group Holding Ltd *	21,105	1,165
Descartes Systems Group Inc/The *	30,489	3,399
Dropbox Inc, Cl A *	80,800	2,099
EPAM Systems Inc *	9,473	1,953
Fabrinet *	4,510	902
Fair Isaac Corp *	2,291	4,322
Gen Digital Inc	57,300	1,566
Grid Dynamics Holdings Inc *	75,994	1,430
Ichor Holdings Ltd *	35,940	1,053
Intapp Inc *	17,010	1,122
InterDigital Inc	6,400	1,367
Itron Inc *	10,560	1,150
Jabil Inc	23,300	3,610
Keysight Technologies Inc *	23,219	3,704
Kulicke & Soffa Industries Inc	57,448	2,199
Littelfuse Inc	9,005	2,090
Monolithic Power Systems Inc	4,979	3,042
Nova Ltd *	5,765	1,379
Novanta Inc *	26,357	3,812
OneSpan Inc	71,350	1,144
Onto Innovation Inc *	11,676	1,701
OSI Systems Inc *	15,640	3,225
Power Integrations Inc	44,613	2,712
PROS Holdings Inc *	42,410	1,026
Q2 Holdings Inc *	27,755	2,425
Sanmina Corp *	35,630	2,919
Semtech Corp *	17,920	684
Skyworks Solutions Inc	5,500	367
SPS Commerce Inc *	7,192	958
Synaptics Inc *	8,560	566
TD SYNNEX Corp	12,800	1,760
Tenable Holdings Inc *	19,010	725
TTM Technologies Inc *	43,520	1,049
Tyler Technologies Inc *	8,063	4,906
Universal Display Corp	13,990	2,149
Varonis Systems Inc, Cl B *	26,083	1,121

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vertex Inc, Cl A *	117,523	$3,795
Viant Technology Inc, Cl A *	49,790	995
Viavi Solutions Inc *	96,020	1,074
Xerox Holdings Corp	43,900	291

		107,887
Materials — 3.8%
ATI Inc *	18,800	1,093
Balchem Corp	27,761	4,831
Berry Global Group Inc	18,200	1,313
Cabot Corp	44,746	3,848
Carpenter Technology Corp	5,615	1,163
Celanese Corp, Cl A	9,200	469
Chemours Co/The	26,400	395
Eastman Chemical Co	9,800	959
Glatfelter Corp *	7,654	158
Ingevity Corp *	24,560	1,171
Knife River Corp *	11,150	1,067
Mosaic Co/The	34,700	830
O-I Glass Inc *	54,500	625
Quaker Chemical Corp	17,420	2,422
Reliance Inc	12,214	3,629
Royal Gold Inc	7,293	1,072
Ryerson Holding Corp	17,000	428
Sealed Air Corp	27,360	935
Silgan Holdings Inc	28,100	1,526
Steel Dynamics Inc	13,000	1,756
SunCoke Energy Inc	113,500	1,029

		30,719
Real Estate — 4.5%
American Assets Trust Inc ‡	36,700	824
Apple Hospitality REIT Inc ‡	67,400	998
Brandywine Realty Trust ‡	80,600	407
Brixmor Property Group Inc ‡	45,100	1,261
CareTrust REIT Inc ‡	38,300	991
City Office REIT Inc ‡	72,700	382
COPT Defense Properties ‡	34,940	944
CoStar Group Inc *	42,736	3,259
CTO Realty Growth Inc ‡	36,630	697
EPR Properties ‡	27,700	1,470
Essential Properties Realty Trust Inc ‡	38,880	1,272
eXp World Holdings Inc	142,534	1,441
FirstService Corp	14,351	2,532
Getty Realty Corp ‡	34,230	1,075
Highwoods Properties Inc ‡	15,700	457
Host Hotels & Resorts Inc ‡	110,000	1,774
Industrial Logistics Properties Trust ‡	35,900	141
Innovative Industrial Properties Inc, Cl A ‡	9,200	662
InvenTrust Properties Corp ‡	37,060	1,104
Kilroy Realty Corp ‡	22,400	800
Kite Realty Group Trust ‡	29,900	686
Omega Healthcare Investors Inc ‡	29,900	1,102
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	420

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ryman Hospitality Properties Inc ‡	30,018	$2,969
Sabra Health Care REIT Inc ‡	116,760	1,939
Service Properties Trust ‡	48,500	145
SL Green Realty Corp ‡	17,460	1,127
Terreno Realty Corp ‡	63,161	4,284
Uniti Group Inc ‡	71,260	409
Veris Residential Inc ‡	63,280	1,071

		36,643
Utilities — 1.6%
Chesapeake Utilities Corp	22,979	2,917
Clearway Energy Inc, Cl A	34,392	910
Middlesex Water Co	17,290	867
National Fuel Gas Co	15,900	1,196
New Jersey Resources Corp	19,100	924
NRG Energy Inc	36,100	3,816
Otter Tail Corp	1,134	90
Spire Inc	16,360	1,257
UGI Corp	22,900	782

		12,759
Total Common Stock
(Cost $657,273) ($ Thousands)		785,922

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	20,771,146	20,771
Total Cash Equivalent
(Cost $20,771) ($ Thousands)		20,771
Total Investments in Securities — 100.0%
(Cost $678,044) ($ Thousands)		$806,693

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Small/Mid Cap Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	44	Mar-2025	$5,002	$4,764	$(238)
S&P Mid Cap 400 Index E-MINI	13	Mar-2025	4,158	4,029	(129)
			$9,160	$8,793	$(367)

Percentages are based on Net Assets of $806,999 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$(1)	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,646	143,777	(141,652)	—	—	20,771	750	—
Totals	$18,647	$143,777	$(141,652)	$–	$(1)	$20,771	$750	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 9.6%
Alphabet Inc, Cl A	291,229	$49,590
Alphabet Inc, Cl C	87,370	15,047
AT&T Inc	704,452	19,309
Cargurus Inc, Cl A *	33,381	1,075
Cars.com Inc *	48,515	640
Charter Communications Inc, Cl A *	5,456	1,984
Cinemark Holdings Inc *	78,725	2,016
Comcast Corp, Cl A	389,937	13,991
Electronic Arts Inc	51,757	6,683
Fox Corp	222,690	12,272
John Wiley & Sons Inc, Cl A	1,114	44
Liberty Global Ltd, Cl A *	70,719	818
Match Group Inc	244,572	7,755
Meta Platforms Inc, Cl A	70,023	46,789
Netflix Inc *	6,018	5,901
New York Times Co/The, Cl A	8,005	385
Omnicom Group Inc	60,574	5,013
Pinterest Inc, Cl A *	14,106	522
QuinStreet Inc *	23,647	463
ROBLOX Corp, Cl A *	4,649	296
Spotify Technology SA *	1,301	791
TEGNA Inc	133,290	2,426
T-Mobile US Inc	8,816	2,378
Verizon Communications Inc	380,936	16,418
Yelp Inc, Cl A *	50,619	1,737
Ziff Davis Inc *	33,694	1,383

		215,726
Consumer Discretionary — 13.7%
Abercrombie & Fitch Co, Cl A *	15,579	1,605
ADT Inc	225,575	1,847
Adtalem Global Education Inc *	37,387	3,825
Airbnb Inc, Cl A *	44,029	6,114
Amazon.com Inc *	211,845	44,970
AutoZone Inc *	2,892	10,102
Booking Holdings Inc	3,393	17,019
Boyd Gaming Corp	21,743	1,658
Brinker International Inc *	6,734	1,110
Carnival Corp, Cl A *	155,451	3,720
Deckers Outdoor Corp *	71,492	9,963
Dick's Sporting Goods Inc	1,859	418
Domino's Pizza Inc	15,926	7,799
DoorDash Inc, Cl A *	12,820	2,544
Dorman Products Inc *	3,700	486
eBay Inc	135,934	8,800
Expedia Group Inc *	60,324	11,942
Ford Motor Co	587,459	5,610
Frontdoor Inc *	55,992	2,547
Gap Inc/The	61,252	1,385
Garmin Ltd	35,806	8,197
General Motors Co	324,458	15,941
Goodyear Tire & Rubber Co/The *	133,610	1,263

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Graham Holdings Co, Cl B	104	$102
Grand Canyon Education Inc *	17,160	3,086
H&R Block Inc	223,545	12,185
Home Depot Inc/The	26,643	10,567
International Game Technology PLC	56,491	1,002
KB Home	17,758	1,083
Kohl's Corp	50,660	578
Kontoor Brands Inc	21,938	1,427
Lennar Corp, Cl B	10,615	1,228
Lululemon Athletica Inc *	23,135	8,458
McDonald's Corp	30,115	9,285
Murphy USA Inc	427	200
NVR Inc *	156	1,130
O'Reilly Automotive Inc *	8,574	11,778
PulteGroup Inc	47,819	4,939
PVH Corp	41,168	3,081
Ralph Lauren Corp, Cl A	22,212	6,023
Ross Stores Inc	14,989	2,103
SharkNinja Inc *	28,618	3,008
Stride Inc *	18,419	2,520
Tapestry Inc	46,692	3,988
Taylor Morrison Home Corp, Cl A *	130,953	8,072
Tesla Inc *	2,729	800
TJX Cos Inc/The	136,327	17,008
Tractor Supply Co	34,140	1,890
Travel + Leisure Co	41,980	2,343
Urban Outfitters Inc *	55,175	3,211
Williams-Sonoma Inc	26,421	5,141
Wingstop Inc	338	79
Wynn Resorts Ltd	10,196	911
Yum! Brands Inc	69,515	10,870

		306,961
Consumer Staples — 8.3%
Albertsons Cos Inc, Cl A	351,436	7,394
Altria Group Inc	406,926	22,727
Andersons Inc/The	18,430	788
Archer-Daniels-Midland Co	9,583	452
BellRing Brands Inc *	49,950	3,660
Bunge Global SA	80,898	6,002
Cal-Maine Foods Inc	22,643	2,047
Casey's General Stores Inc	2,189	907
Church & Dwight Co Inc	6,575	731
Coca-Cola Co/The	110,202	7,847
Colgate-Palmolive Co	99,375	9,060
Conagra Brands Inc	13,772	352
Costco Wholesale Corp	2,784	2,919
Edgewell Personal Care Co	16,040	505
Flowers Foods Inc	5,670	106
Freshpet Inc *	412	44
General Mills Inc	10,163	616
Ingles Markets Inc, Cl A	3,077	189
Ingredion Inc	50,490	6,594
Keurig Dr Pepper Inc	7,207	242

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kimberly-Clark Corp	51,345	$7,292
Kraft Heinz Co/The	207,918	6,385
Kroger Co/The	193,556	12,546
Lancaster Colony Corp	1,230	235
Molson Coors Beverage Co, Cl B	52,076	3,192
Monster Beverage Corp *	128,224	7,007
PepsiCo Inc	39,489	6,060
Philip Morris International Inc	123,494	19,176
Pilgrim's Pride Corp *	29,641	1,612
Post Holdings Inc *	16,639	1,889
Primo Brands Corp	73,253	2,468
Procter & Gamble Co/The	69,360	12,058
Sprouts Farmers Market Inc *	38,611	5,730
Sysco Corp	25,193	1,903
United Natural Foods Inc *	24,363	775
US Foods Holding Corp *	123,320	8,840
Vital Farms Inc *	11,066	366
Walgreens Boots Alliance Inc	117,384	1,254
Walmart Inc	130,623	12,881
WD-40 Co	422	101

		184,952
Energy — 1.7%
APA Corp	149,651	3,098
Archrock Inc	19,931	540
Chevron Corp	12,997	2,062
Civitas Resources Inc	16,410	629
DT Midstream Inc	5,147	495
Exxon Mobil Corp	675	75
International Seaways Inc	28,815	960
Murphy Oil Corp	102,221	2,708
ONEOK Inc	38,087	3,824
Ovintiv Inc	177,099	7,697
Scorpio Tankers Inc	26,575	1,059
SM Energy Co	57,910	1,894
TechnipFMC PLC	115,493	3,400
Valero Energy Corp	38,140	4,986
Williams Cos Inc/The	94,950	5,524

		38,951
Financials — 12.0%
Affiliated Managers Group Inc	21,996	3,758
Affirm Holdings Inc, Cl A *	12,776	820
Aflac Inc	27,997	3,065
Ally Financial Inc	213,441	7,919
American Express Co	6,407	1,928
American Financial Group Inc/OH	3,835	484
American International Group Inc	113,229	9,391
Arbor Realty Trust Inc ‡	142,138	1,754
Arch Capital Group Ltd	9,727	904
Axis Capital Holdings Ltd	45,919	4,449
Bank of America Corp	2,960	136
Bank of New York Mellon Corp/The	169,317	15,061
Bank of NT Butterfield & Son Ltd/The	28,668	1,112

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank OZK	76,375	$3,667
Berkshire Hathaway Inc, Cl B *	1,524	783
BlackRock Funding Inc/DE	1,381	1,350
Brighthouse Financial Inc *	62,910	3,731
Brown & Brown Inc	14,328	1,698
Capital One Financial Corp	43,995	8,823
Citigroup Inc	238,827	19,094
CNO Financial Group Inc	19,131	798
Community Financial System Inc	460	29
Corebridge Financial Inc	222,175	7,705
Corpay Inc *	13,401	4,919
Donnelley Financial Solutions Inc *	2,884	143
Enova International Inc *	11,029	1,140
Everest Group Ltd	23,384	8,260
FactSet Research Systems Inc	13,700	6,326
Fiserv Inc *	25,730	6,064
Genworth Financial Inc, Cl A *	45,121	314
Goldman Sachs Group Inc/The	7,137	4,441
Jack Henry & Associates Inc	4,362	757
Jackson Financial Inc, Cl A	55,688	5,103
Janus Henderson Group PLC	51,136	2,158
JPMorgan Chase & Co	11,606	3,072
Mastercard Inc, Cl A	27,065	15,598
MFA Financial Inc ‡	76,815	817
Moody's Corp	15,335	7,728
Mr Cooper Group Inc *	25,179	2,829
MSCI Inc, Cl A	881	520
Nasdaq Inc	67,814	5,614
Navient Corp	62,661	897
Nelnet Inc, Cl A	425	52
NU Holdings Ltd/Cayman Islands, Cl A *	80,734	868
Old National Bancorp/IN	138,191	3,282
Pagseguro Digital Ltd, Cl A *	118,600	873
Palomar Holdings Inc, Cl A *	9,383	1,207
Pathward Financial Inc	10,760	834
PNC Financial Services Group Inc/The	19,106	3,667
Popular Inc	56,629	5,687
PROG Holdings Inc	16,300	462
Reinsurance Group of America Inc, Cl A	36,959	7,491
RenaissanceRe Holdings Ltd	32,541	7,732
Rithm Capital Corp ‡	381,554	4,636
Ryan Specialty Holdings Inc, Cl A	7,139	500
ServisFirst Bancshares Inc	446	41
SiriusPoint Ltd *	55,289	848
SLM Corp	20,388	615
Starwood Property Trust Inc ‡	76,152	1,563
Synchrony Financial	240,659	14,603
T Rowe Price Group Inc	6,159	651
Toast Inc, Cl A *	20,695	799
Tradeweb Markets Inc, Cl A	7,437	1,007
Travelers Cos Inc/The	4,150	1,073
UMB Financial Corp	19,075	2,105
Unum Group	116,035	9,548

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Victory Capital Holdings Inc, Cl A	8,522	$546
Visa Inc, Cl A	52,087	18,892
W R Berkley Corp	8,934	564
WaFd Inc	52,632	1,557
Western Union Co/The	292,637	3,169

		270,031
Health Care — 11.8%
AbbVie Inc	13,183	2,756
Baxter International Inc	187,485	6,470
Boston Scientific Corp *	93,220	9,675
Bristol-Myers Squibb Co	61,141	3,645
Cardinal Health Inc	107,352	13,900
Cencora Inc	76,299	19,345
Centene Corp *	31,310	1,821
Cigna Group/The	11,310	3,493
Corcept Therapeutics Inc *	32,399	1,963
CVS Health Corp	32,061	2,107
DaVita Inc *	48,861	7,226
Doximity Inc, Cl A *	6,898	486
Eli Lilly & Co	22,761	20,954
Ensign Group Inc/The	21,782	2,813
Exelixis Inc *	136,651	5,287
GE HealthCare Technologies Inc	81,943	7,158
Gilead Sciences Inc	220,381	25,192
Halozyme Therapeutics Inc *	47,313	2,799
Harrow Inc *	9,878	277
HCA Healthcare Inc	9,843	3,015
HealthEquity Inc *	4,952	543
Henry Schein Inc *	3,353	242
Hims & Hers Health Inc *	10,775	486
Hologic Inc *	7,323	464
ICU Medical Inc *	5,713	836
IDEXX Laboratories Inc *	914	399
Insulet Corp *	1,976	538
Intuitive Surgical Inc *	12,459	7,141
Jazz Pharmaceuticals PLC *	21,200	3,043
Johnson & Johnson	128,105	21,140
Labcorp Holdings Inc	495	124
LeMaitre Vascular Inc	4,816	442
McKesson Corp	21,156	13,545
Medtronic PLC	66,482	6,118
Merck & Co Inc	31,155	2,874
Merit Medical Systems Inc *	22,003	2,245
Mettler-Toledo International Inc *	5,870	7,471
Organon & Co	143,255	2,136
Premier Inc, Cl A	1,437	26
Quest Diagnostics Inc	25,466	4,403
ResMed Inc	15,188	3,547
Royalty Pharma PLC, Cl A	40,637	1,367
Solventum Corp *	25,622	2,043
Stryker Corp	6,722	2,596
Tenet Healthcare Corp *	72,200	9,140
United Therapeutics Corp *	20,761	6,645

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UnitedHealth Group Inc	4,727	$2,245
Universal Health Services Inc, Cl B	36,974	6,480
Vertex Pharmaceuticals Inc *	6,219	2,984
Viatris Inc	547,085	5,050
Zoetis Inc, Cl A	41,380	6,920

		263,615
Industrials — 10.6%
3M Co	5,286	820
A O Smith Corp	6,011	400
ACCO Brands Corp	63,934	299
Acuity Brands Inc	30,963	9,200
Allegion PLC	4,879	628
Allison Transmission Holdings Inc	92,743	9,437
American Airlines Group Inc *	433,867	6,226
Argan Inc	5,391	703
Armstrong World Industries Inc	5,953	915
Atmus Filtration Technologies Inc	24,680	982
Automatic Data Processing Inc	2,643	833
Brink's Co/The	32,052	3,014
CACI International Inc, Cl A *	10,847	3,632
Carlisle Cos Inc	2,367	807
CH Robinson Worldwide Inc	23,615	2,400
Cintas Corp	13,563	2,814
Concentrix Corp	37,330	1,686
Costamare Inc	33,919	345
CSG Systems International Inc	951	61
CSX Corp	50,665	1,622
Cummins Inc	15,602	5,744
Curtiss-Wright Corp	11,503	3,700
Delta Air Lines Inc	204,379	12,287
Deluxe Corp	31,932	526
Donaldson Co Inc	6,137	424
Dover Corp	13,213	2,626
EMCOR Group Inc	1,241	507
Expeditors International of Washington Inc	8,483	996
Fastenal Co	79,881	6,049
FedEx Corp	3,272	860
Franklin Electric Co Inc	1,472	150
FTI Consulting Inc *	443	73
Genpact Ltd	29,554	1,573
Graco Inc	85,287	7,426
Honeywell International Inc	8,705	1,853
Howmet Aerospace Inc	50,918	6,955
Illinois Tool Works Inc	35,042	9,250
ITT Inc	4,672	660
Landstar System Inc	1,534	244
Leidos Holdings Inc	68,732	8,933
Lennox International Inc	10,100	6,071
Lincoln Electric Holdings Inc	1,759	364
Lockheed Martin Corp	5,087	2,291
Masco Corp	26,785	2,014
Maximus Inc	43,829	2,858
MSA Safety Inc	1,563	256

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MSC Industrial Direct Co Inc, Cl A	8,643	$695
Otis Worldwide Corp	93,354	9,315
Owens Corning	15,613	2,405
PACCAR Inc	18,265	1,959
Parker-Hannifin Corp	8,053	5,384
Parsons Corp *	15,638	910
Paychex Inc	60,909	9,238
Republic Services Inc, Cl A	21,681	5,139
Resideo Technologies Inc *	637	12
Robert Half Inc	60,593	3,580
Rollins Inc	9,583	502
Ryder System Inc	36,980	6,082
Science Applications International Corp	39,734	3,925
SkyWest Inc *	23,700	2,344
Snap-on Inc	25,958	8,856
SS&C Technologies Holdings Inc	12,829	1,142
Trane Technologies PLC	18,790	6,646
United Airlines Holdings Inc *	80,984	7,597
Valmont Industries Inc	1,240	432
Veralto Corp	52,500	5,237
Verisk Analytics Inc, Cl A	25,575	7,593
Waste Management Inc	3,880	903
Watts Water Technologies Inc, Cl A	1,722	370
Westinghouse Air Brake Technologies Corp	24,922	4,620
WW Grainger Inc	10,416	10,637

		237,037
Information Technology — 28.2%
Accenture PLC, Cl A	3,004	1,047
ACI Worldwide Inc *	9,258	531
Adobe Inc *	17,673	7,751
Alkami Technology Inc *	466	14
Amdocs Ltd	56,391	4,920
Amkor Technology Inc	68,518	1,446
Amphenol Corp, Cl A	110,725	7,374
Apple Inc	473,752	114,572
AppLovin Corp, Cl A *	14,166	4,614
Arista Networks Inc *	40,190	3,740
Arrow Electronics Inc *	43,570	4,709
Atlassian Corp, Cl A *	3,738	1,063
Autodesk Inc *	24,688	6,770
Avnet Inc	57,129	2,887
Belden Inc	17,615	1,938
Broadcom Inc	15,456	3,082
Cadence Design Systems Inc *	3,077	771
Cirrus Logic Inc *	55,883	5,824
Cisco Systems Inc	442,983	28,400
Clearwater Analytics Holdings Inc, Cl A *	20,833	648
Cloudflare Inc, Cl A *	2,654	386
Cognizant Technology Solutions Corp, Cl A	150,800	12,566
CommVault Systems Inc *	9,772	1,667
Consensus Cloud Solutions Inc *	11,449	300
Crane NXT Co	28,095	1,568
Dell Technologies Inc, Cl C	87,168	8,957

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DocuSign Inc, Cl A *	32,225	$2,680
Dolby Laboratories Inc, Cl A	1,837	150
Dropbox Inc, Cl A *	334,046	8,679
DXC Technology Co *	137,012	2,517
F5 Inc *	54,425	15,916
Fair Isaac Corp *	505	953
Fortinet Inc *	73,153	7,901
Gartner Inc *	20,065	9,999
Gen Digital Inc	414,023	11,315
GoDaddy Inc, Cl A *	36,899	6,623
Guidewire Software Inc *	26,246	5,284
Hewlett Packard Enterprise Co	557,315	11,040
HP Inc	380,044	11,732
HubSpot Inc *	433	314
Intel Corp	90,101	2,138
InterDigital Inc	27,299	5,832
International Business Machines Corp	78,551	19,829
Intuit Inc *	3,026	1,857
Jabil Inc	47,433	7,348
KLA Corp	473	335
LiveRamp Holdings Inc *	28,993	866
Manhattan Associates Inc *	682	121
Marvell Technology Inc	4,675	429
Micron Technology Inc	36,645	3,431
Microsoft Corp	226,480	89,910
MKS Instruments Inc	49,333	4,530
Motorola Solutions Inc	33,945	14,943
NetApp Inc	200,879	20,050
NVIDIA Corp	629,355	78,619
ON Semiconductor Corp *	57,107	2,687
Palantir Technologies Inc, Cl A *	32,645	2,772
Progress Software Corp	36,043	1,969
Qorvo Inc *	29,405	2,137
QUALCOMM Inc	128,528	20,201
Salesforce Inc	6,600	1,966
Sanmina Corp *	44,777	3,668
Semtech Corp *	13,561	518
Skyworks Solutions Inc	104,235	6,948
Teradata Corp *	59,337	1,415
TTM Technologies Inc *	36,490	880
Tyler Technologies Inc *	767	467
Ubiquiti Inc	38	13
VeriSign Inc *	38,218	9,091
Vishay Intertechnology Inc	72,725	1,247
Vontier Corp	84,367	3,151
Xerox Holdings Corp	70,180	465
Zoom Video Communications Inc, Cl A *	13,244	976

		633,457
Materials — 1.3%
Alpha Metallurgical Resources Inc *	6,573	904
Amcor PLC	84,111	851
AptarGroup Inc	3,602	528
Avery Dennison Corp	4,773	897

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Axalta Coating Systems Ltd *	50,402	$1,825
Berry Global Group Inc	54,455	3,930
DuPont de Nemours Inc	19,111	1,563
International Paper Co	67,331	3,794
LyondellBasell Industries NV, Cl A	73,490	5,646
NewMarket Corp	152	87
Newmont Corp	75,868	3,250
Packaging Corp of America	5,536	1,180
Reliance Inc	1,720	511
Silgan Holdings Inc	2,262	123
Sonoco Products Co	36,550	1,748
SSR Mining Inc *	88,288	882
Warrior Met Coal Inc	27,496	1,324

		29,043
Real Estate — 0.2%
Acadia Realty Trust ‡	2,875	66
CBRE Group Inc, Cl A *	22,911	3,252
SL Green Realty Corp ‡	15,029	970
Urban Edge Properties ‡	50,458	1,040

		5,328
Utilities — 1.5%
Atmos Energy Corp	14,114	2,147
Edison International	22,221	1,210
Entergy Corp	70,702	6,173
Exelon Corp	53,994	2,386
FirstEnergy Corp	190,454	7,384
National Fuel Gas Co	3,534	266
NRG Energy Inc	97,470	10,304
PG&E Corp	107,458	1,756
Vistra Corp	13,072	1,747

		33,373
Total Common Stock
(Cost $1,768,708) ($ Thousands)		2,218,474

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	15,180,959	15,181
Total Cash Equivalent
(Cost $15,181) ($ Thousands)		15,181
Total Investments in Securities — 99.6%
(Cost $1,783,889) ($ Thousands)		$2,233,655

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Equity Factor Allocation Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	55	Mar-2025	$16,610	$16,399	$(211)

Percentages are based on Net Assets of $2,243,352 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,111	$134,293	$(129,223)	$—	$—	$15,181	$565	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 9.6%
Alphabet Inc, Cl A	10,482	$1,785
Alphabet Inc, Cl C	8,608	1,482
Anterix Inc *	2,873	112
AT&T Inc	590,657	16,190
Cargurus Inc, Cl A *	612	20
Cogent Communications Holdings Inc	4,313	315
Comcast Corp, Cl A	203,034	7,285
Electronic Arts Inc	22,624	2,921
Fox Corp	143,422	8,104
Gambling.com Group Ltd *	1,267	18
Grindr Inc *	26,577	488
IDT Corp, Cl B	6,778	329
IMAX Corp *	751	19
John Wiley & Sons Inc, Cl A	519	21
Meta Platforms Inc, Cl A	2,759	1,843
New York Times Co/The, Cl A	16,187	778
Omnicom Group Inc	24,200	2,003
Playtika Holding Corp	116,242	614
SK Telecom Co Ltd ADR	86,124	1,885
Spok Holdings Inc	29,774	502
TEGNA Inc	148,000	2,694
T-Mobile US Inc	12,961	3,495
Verizon Communications Inc	384,756	16,583
Yelp Inc, Cl A *	2,994	103

		69,589
Consumer Discretionary — 7.9%
Adtalem Global Education Inc *	2,116	216
AutoZone Inc *	9	31
Biglari Holdings Inc, Cl B *	734	180
BorgWarner Inc	236,305	7,035
Canadian Tire Corp Ltd, Cl A	19,300	1,912
Carriage Services Inc, Cl A	576	23
Coupang Inc, Cl A *	18,822	446
eBay Inc	115,443	7,474
Frontdoor Inc *	6,764	308
Genuine Parts Co	20,515	2,562
Global Business Travel Group I *	12,730	106
Grand Canyon Education Inc *	21,310	3,832
H&R Block Inc	97,539	5,317
Honda Motor Co Ltd ADR	125,100	3,477
Laureate Education Inc, Cl A *	4,450	89
La-Z-Boy Inc	27,000	1,221
Lear Corp	34,429	3,236
LKQ Corp	29,578	1,248
Mattel Inc *	127,000	2,705
Murphy USA Inc	7,964	3,737
Nathan's Famous Inc	1,710	174
O'Reilly Automotive Inc *	3,479	4,779
Papa John's International Inc	2,551	116
Pool Corp	7,465	2,590
Service Corp International/US	12,416	1,006

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Strategic Education Inc	2,064	$166
Stride Inc *	2,584	354
Sturm Ruger & Co Inc	6,571	259
Toyota Motor Corp ADR	12,200	2,214
Weyco Group Inc	7,652	266
Winmark Corp	227	76

		57,155
Consumer Staples — 10.2%
Albertsons Cos Inc, Cl A	114,400	2,407
Altria Group Inc	129,325	7,223
Archer-Daniels-Midland Co	85,500	4,036
Bunge Global SA	32,200	2,389
Cal-Maine Foods Inc	2,103	190
Campbell Soup Co	48,000	1,923
Church & Dwight Co Inc	4,255	473
Clorox Co/The	27,725	4,336
Colgate-Palmolive Co	28,982	2,642
Conagra Brands Inc	103,500	2,643
Flowers Foods Inc	4,804	90
Fresh Del Monte Produce Inc	1,886	58
General Mills Inc	79,397	4,813
Ingredion Inc	32,800	4,284
J M Smucker Co/The	26,900	2,973
Kimberly-Clark Corp	7,844	1,114
Kraft Heinz Co/The	198,800	6,105
Kroger Co/The	144,335	9,356
Molson Coors Beverage Co, Cl B	108,600	6,656
National Beverage Corp	6,305	251
Oil-Dri Corp of America	4,486	198
PepsiCo Inc	2,760	424
Philip Morris International Inc	19,273	2,993
Procter & Gamble Co/The	586	102
Reynolds Consumer Products Inc	31,291	766
Seaboard Corp	332	930
Sprouts Farmers Market Inc *	2,595	385
Village Super Market Inc, Cl A	5,453	172
Walmart Inc	40,038	3,948
WD-40 Co	650	155
Weis Markets Inc	1,141	84
WK Kellogg Co	22,675	449

		74,568
Energy — 2.3%
Cheniere Energy Inc	3,304	755
Chevron Corp	39,500	6,266
CONSOL Energy Inc	235	17
DHT Holdings Inc	30,770	318
Exxon Mobil Corp	55,600	6,190
FLEX LNG Ltd	1,463	32
International Seaways Inc	3,879	129
Kinetik Holdings Inc, Cl A	3,521	205
Marathon Petroleum Corp	14,200	2,133
Scorpio Tankers Inc	1,494	60

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teekay Corp	42,818	$280
Teekay Tankers Ltd, Cl A	8,461	319

		16,704
Financials — 13.2%
Aflac Inc	31,300	3,426
Allstate Corp/The	21,310	4,244
Ameriprise Financial Inc	151	81
AMERISAFE Inc	2,547	131
Arch Capital Group Ltd	2,709	252
Axis Capital Holdings Ltd	30,600	2,965
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,843	163
Bank of New York Mellon Corp/The	119,500	10,630
Bank of NT Butterfield & Son Ltd/The	8,397	326
Berkshire Hathaway Inc, Cl B *	3,600	1,850
California BanCorp *	4,279	68
Canadian Imperial Bank of Commerce	50,700	3,086
Capital One Financial Corp	367	74
Cboe Global Markets Inc	25,271	5,327
Chemung Financial Corp	2,892	149
Chicago Atlantic Real Estate Finance Inc ‡	32,117	517
Cincinnati Financial Corp	925	137
Citigroup Inc	51,100	4,085
City Holding Co	1,271	151
CME Group Inc, Cl A	13,951	3,540
CNA Financial Corp	2,171	106
Commerce Bancshares Inc/MO	6,920	450
Diamond Hill Investment Group Inc	944	138
Donegal Group Inc, Cl A	1,539	27
Employers Holdings Inc	40,215	2,083
Enact Holdings Inc	2,160	74
Esquire Financial Holdings Inc	1,296	100
Everest Group Ltd	5,600	1,978
Federated Hermes Inc, Cl B	72,000	2,790
First Financial Northwest Inc	10,428	222
FirstCash Holdings Inc	721	81
GCM Grosvenor Inc, Cl A	16,465	233
German American Bancorp Inc	560	22
Guaranty Bancshares Inc/TX	1,002	41
Hamilton Insurance Group Ltd, Cl B *	10,486	205
Hanover Insurance Group Inc/The	4,156	709
Hartford Financial Services Group Inc/The	50,400	5,961
Horace Mann Educators Corp	630	27
Investar Holding Corp	1,359	25
Jack Henry & Associates Inc	9,249	1,606
Loews Corp	43,700	3,787
Markel Group Inc *	221	427
MetLife Inc	25,700	2,215
Morningstar Inc	6,949	2,180
Northeast Bank	1,052	106
Northeast Community Bancorp Inc	15,366	357
Old Republic International Corp	137,100	5,280
Payoneer Global Inc *	12,689	109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pioneer Bancorp Inc/NY *	7,916	$94
Plumas Bancorp	968	45
Primerica Inc	556	161
Progressive Corp/The	13,845	3,904
Red River Bancshares Inc	426	24
Remitly Global Inc *	10,918	262
Safety Insurance Group Inc	4,841	369
Sixth Street Specialty Lending Inc	104,200	2,450
Skyward Specialty Insurance Group Inc *	8,480	441
Southern States Bancshares Inc	2,721	88
SouthState Corp	766	77
SWK Holdings *	945	16
Third Coast Bancshares Inc *	1,005	36
Tradeweb Markets Inc, Cl A	5,761	780
UMB Financial Corp	498	55
Unum Group	19,242	1,583
Virginia National Bankshares	589	21
Virtu Financial Inc, Cl A	2,322	85
Voya Financial Inc	23,200	1,676
W R Berkley Corp	21,573	1,361
Westamerica BanCorp	3,088	161
Western Union Co/The	596,474	6,460
Willis Towers Watson PLC	9,418	3,199

		95,889
Health Care — 14.8%
Abbott Laboratories	24,574	3,391
AbbVie Inc	14,389	3,008
ACADIA Pharmaceuticals Inc *	4,633	91
Addus HomeCare Corp *	3,195	306
ADMA Biologics Inc *	4,570	75
Alkermes PLC *	13,279	456
Amphastar Pharmaceuticals Inc *	2,726	77
Anika Therapeutics Inc *	10,475	183
BioCryst Pharmaceuticals Inc *	3,042	26
Bristol-Myers Squibb Co	211,807	12,628
Cardinal Health Inc	50,088	6,485
Catalyst Pharmaceuticals Inc *	13,969	320
Cencora Inc	13,783	3,495
Cigna Group/The	13,700	4,231
Corcept Therapeutics Inc *	1,388	84
CorVel Corp *	552	61
CVS Health Corp	93,200	6,125
Disc Medicine Inc, Cl A *	278	16
Ensign Group Inc/The	1,537	199
Exelixis Inc *	165,591	6,407
Gilead Sciences Inc	116,050	13,266
Halozyme Therapeutics Inc *	4,980	295
HealthStream Inc	15,999	540
Hologic Inc *	6,058	384
ICU Medical Inc *	150	22
Incyte Corp *	49,304	3,624
Innoviva Inc *	13,212	237
iRadimed Corp	5,468	295

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ironwood Pharmaceuticals Inc, Cl A *	9,155	$15
Jazz Pharmaceuticals PLC *	17,000	2,440
Johnson & Johnson	70,915	11,702
Kiniksa Pharmaceuticals International Plc, Cl A *	7,666	155
Krystal Biotech Inc *	254	46
LeMaitre Vascular Inc	2,167	199
Ligand Pharmaceuticals Inc *	680	83
McKesson Corp	8,783	5,623
Medtronic PLC	3,268	301
Merck & Co Inc	88,702	8,183
Merit Medical Systems Inc *	3,287	335
Mesa Laboratories Inc	455	63
MiMedx Group Inc *	1,932	16
Mirum Pharmaceuticals Inc *	2,230	106
National HealthCare Corp	1,078	100
Organon & Co	28,260	421
Pfizer Inc	58,800	1,554
Prestige Consumer Healthcare Inc *	6,527	553
Protagonist Therapeutics Inc *	778	29
PTC Therapeutics Inc *	2,884	159
Rhythm Pharmaceuticals Inc *	276	15
Royalty Pharma PLC, Cl A	117,924	3,967
Supernus Pharmaceuticals Inc *	5,392	173
United Therapeutics Corp *	7,239	2,317
Utah Medical Products Inc	3,254	194
Vanda Pharmaceuticals Inc *	18,442	88
Viatris Inc	251,000	2,317

		107,481
Industrials — 7.8%
3M Co	12,737	1,976
ABM Industries Inc	26,456	1,437
AeroVironment Inc *	143	21
Alamo Group Inc	166	29
Allison Transmission Holdings Inc	65,100	6,624
Argan Inc	1,751	228
Atmus Filtration Technologies Inc	9,509	378
Casella Waste Systems Inc, Cl A *	505	57
CBIZ Inc *	540	42
CSG Systems International Inc	88,895	5,716
Cummins Inc	12,700	4,676
Enerpac Tool Group Corp, Cl A	530	24
EnerSys	1,125	114
Ennis Inc	8,898	189
ExlService Holdings Inc *	2,488	121
Expeditors International of Washington Inc	7,268	853
Exponent Inc	1,491	126
FTI Consulting Inc *	9,759	1,616
General Dynamics Corp	10,152	2,564
Golden Ocean Group Ltd	10,269	100
Heartland Express Inc	13,987	144
Heidrick & Struggles International Inc	1,917	79
Hub Group Inc, Cl A	844	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huron Consulting Group Inc *	3,111	$474
IBEX Holdings Ltd *	5,140	130
ICF International Inc	1,841	146
John Bean Technologies Corp	309	41
Karat Packaging Inc	1,673	50
Lindsay Corp	251	33
Liquidity Services Inc *	3,875	130
Lockheed Martin Corp	19,373	8,725
LSI Industries Inc	12,198	226
Matson Inc	316	46
Maximus Inc	5,402	352
McGrath RentCorp	660	80
Miller Industries Inc/TN	2,077	120
National Presto Industries Inc	3,821	389
Northrop Grumman Corp	9,474	4,375
Northwest Pipe Co *	587	26
Park Aerospace Corp	1,067	15
Preformed Line Products Co	1,717	224
Republic Services Inc, Cl A	2,870	680
RESOLUTE HOLDINGS MANAGEMENT INC *	1,482	69
Rollins Inc	40,710	2,133
Snap-on Inc	8,000	2,729
Textron Inc	42,100	3,146
Valmont Industries Inc	6,318	2,201
Verisk Analytics Inc, Cl A	3,529	1,048
Waste Management Inc	9,561	2,226

		56,963
Information Technology — 23.6%
A10 Networks Inc	14,150	294
Accenture PLC, Cl A	2,826	985
Advanced Micro Devices Inc *	2,027	202
Akamai Technologies Inc *	33,622	2,713
Amdocs Ltd	175,076	15,275
Analog Devices Inc	12,620	2,903
Appfolio Inc, Cl A *	1,455	312
Apple Inc	14,198	3,434
Arrow Electronics Inc *	38,100	4,117
Avnet Inc	95,600	4,832
Badger Meter Inc	1,966	414
Box Inc, Cl A *	9,078	297
Canon Inc ADR	165,400	5,604
Cirrus Logic Inc *	26,157	2,726
Cisco Systems Inc	247,940	15,895
Clearwater Analytics Holdings Inc, Cl A *	9,332	290
Climb Global Solutions Inc	2,410	295
Cognizant Technology Solutions Corp, Cl A	77,515	6,459
CommVault Systems Inc *	1,835	313
CompoSecure Inc, Cl A	17,785	237
Daktronics Inc *	3,926	60
Diebold Nixdorf Inc *	1,290	57
Dolby Laboratories Inc, Cl A	23,874	1,948
Dropbox Inc, Cl A *	216,600	5,627
EPAM Systems Inc *	2,431	501

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Inc *	14,726	$4,306
Fair Isaac Corp *	285	538
First Solar Inc *	11,404	1,553
Fortinet Inc *	19,423	2,098
Gartner Inc *	8,001	3,987
Gen Digital Inc	161,718	4,420
GoDaddy Inc, Cl A *	21,482	3,856
Grid Dynamics Holdings Inc *	1,125	21
Guidewire Software Inc *	4,861	979
Hackett Group Inc/The	11,173	339
Hewlett Packard Enterprise Co	418,900	8,298
HP Inc	183,592	5,668
InterDigital Inc	940	201
International Business Machines Corp	42,099	10,628
Juniper Networks Inc	58,000	2,100
Kyndryl Holdings Inc *	27,653	1,053
Micron Technology Inc	1,558	146
Microsoft Corp	3,625	1,439
Motorola Solutions Inc	11,043	4,861
NetApp Inc	21,300	2,126
NETGEAR Inc *	8,571	225
NVE Corp	4,670	322
Ooma Inc *	1,596	23
Open Text Corp	79,800	2,070
Oracle Corp	3,715	617
OSI Systems Inc *	149	31
PC Connection Inc	5,695	363
Pegasystems Inc	12,436	976
Plexus Corp *	1,308	174
Power Integrations Inc	1,222	74
Progress Software Corp	470	26
Qorvo Inc *	5,092	370
QUALCOMM Inc	9,047	1,422
Qualys Inc *	864	114
Roper Technologies Inc	4,421	2,584
ServiceNow Inc *	1,481	1,377
Skyworks Solutions Inc	15,726	1,048
Synopsys Inc *	202	92
TD SYNNEX Corp	45,729	6,287
Teledyne Technologies Inc *	9,351	4,816
Teradata Corp *	24,145	576
Texas Instruments Inc	25,304	4,959
TTM Technologies Inc *	2,648	64
Tyler Technologies Inc *	5,806	3,533
Universal Display Corp	307	47
VeriSign Inc *	11,534	2,744
Vontier Corp	63,210	2,361
Zebra Technologies Corp, Cl A *	169	53

		171,755
Materials — 2.0%
Ardagh Metal Packaging SA	35,364	102
Balchem Corp	981	171
Berry Global Group Inc	25,900	1,869

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CF Industries Holdings Inc	23,600	$1,912
Core Molding Technologies Inc *	3,017	41
Glatfelter Corp *	7,156	147
Graphic Packaging Holding Co	75,800	2,022
Hawkins Inc	190	20
LyondellBasell Industries NV, Cl A	15,500	1,191
NewMarket Corp	6,300	3,592
Novagold Resources Inc *	4,571	14
Packaging Corp of America	1,782	380
Royal Gold Inc	840	123
Sensient Technologies Corp	357	25
Sonoco Products Co	60,600	2,898
Southern Copper Corp	1	—
Sylvamo Corp	2,611	186
United States Lime & Minerals Inc	1,109	104

		14,797
Real Estate — 0.7%
American Healthcare REIT Inc ‡	13,623	406
American Tower Corp, Cl A ‡	18,653	3,835
Broadstone Net Lease Inc, Cl A ‡	5,040	85
CareTrust REIT Inc ‡	9,015	233
Centerspace ‡	1,504	100
Farmland Partners Inc ‡	11,671	137
LTC Properties Inc ‡	5,808	203
National Health Investors Inc ‡	331	24
Phillips Edison & Co Inc ‡	3,302	123
Postal Realty Trust Inc, Cl A ‡	1,180	16
Terreno Realty Corp ‡	1,004	68

		5,230
Utilities — 5.9%
American Electric Power Co Inc	53,815	5,707
American States Water Co	3,455	264
California Water Service Group	736	33
CMS Energy Corp	14,254	1,041
Consolidated Edison Inc	2,767	281
Consolidated Water Co Ltd	11,256	305
Constellation Energy Corp	550	138
Dominion Energy Inc	9,008	510
Duke Energy Corp	23,257	2,733
Entergy Corp	41,398	3,615
Evergy Inc	56,500	3,893
Eversource Energy	48,700	3,069
Exelon Corp	28,584	1,263
Genie Energy Ltd, Cl B	15,308	219
MGE Energy Inc	2,154	198
National Fuel Gas Co	119,104	8,957
NRG Energy Inc	19,800	2,093
Pinnacle West Capital Corp	23,400	2,165
Portland General Electric Co	56,575	2,536
PPL Corp	50,500	1,778
Southern Co/The	17,274	1,551
TXNM Energy Inc	4,168	218

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unitil Corp	518	$29

		42,596
Total Common Stock
(Cost $581,781) ($ Thousands)		712,727

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	13,417,805	13,418
Total Cash Equivalent
(Cost $13,418) ($ Thousands)		13,418
Total Investments in Securities — 99.8%
(Cost $595,199) ($ Thousands)		$726,145

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	16	Mar-2025	$4,831	$4,771	$(60)

Percentages are based on Net Assets of $727,426 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,439	$136,185	$(137,206)	$—	$—	$13,418	$667	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.2%
Australia — 0.1%
ANZ Group Holdings Ltd	145,300	$2,707

Austria — 0.3%
ANDRITZ AG	60,900	3,608
Oberbank AG	350	25
Telekom Austria AG, Cl A	38,558	341
UNIQA Insurance Group AG	93,577	858
		4,832

Belgium — 0.4%
Ageas SA/NV	88,500	4,858
Colruyt Group N.V	56,200	2,173
		7,031

Canada — 4.5%
AltaGas Ltd	118,100	2,906
Atco Ltd/Canada, Cl I	57,500	1,879
Bank of Nova Scotia/The	56,900	2,837
Canadian Imperial Bank of Commerce	118,978	7,241
Canadian Tire Corp Ltd, Cl A	42,143	4,176
Canadian Utilities Ltd, Cl A	62,711	1,517
CCL Industries Inc, Cl B	20,452	1,054
CGI Inc, Cl A	32,435	3,377
Cogeco Communications Inc	58,200	2,657
Constellation Software Inc/Canada	1,200	4,154
Descartes Systems Group Inc/The *	51,577	5,774
Dollarama Inc	25,256	2,644
Empire Co Ltd, Cl A	230,787	7,214
George Weston Ltd	34,300	5,510
Gildan Activewear Inc	25,588	1,388
Great-West Lifeco Inc	78,800	2,940
IGM Financial Inc	2,829	90
Intact Financial Corp	2,507	496
Loblaw Cos Ltd	28,500	3,748
Manulife Financial Corp	197,600	6,181
Metro Inc/CN, Cl A	97,600	6,485
Open Text Corp	14,764	383
Quebecor Inc, Cl B	102,800	2,358
Royal Bank of Canada	37,300	4,427
Sun Life Financial Inc	33,200	1,854
TMX Group Ltd	46,791	1,670
		84,960

China — 0.3%
BOC Hong Kong Holdings Ltd	1,660,000	5,852
Fountain SET Holdings Ltd	174,279	13
Yangzijiang Shipbuilding Holdings Ltd	201,800	357
		6,222

Denmark — 1.0%
AP Moller - Maersk A/S, Cl A	736	1,281
AP Moller - Maersk A/S, Cl B	952	1,679
Danske Bank A/S	430,719	14,523
Schouw & Co A/S	4,053	330

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tryg A/S	52,860	$1,159
		18,972

Finland — 0.8%
Elisa Oyj, Cl A	124,362	5,742
Nokia Oyj	1,508,480	7,266
Orion Oyj, Cl B	24,851	1,402
		14,410

France — 2.7%
Bouygues SA	169,200	5,809
Capgemini SE	7,874	1,226
Carrefour SA	148,800	1,981
Cie Generale des Etablissements Michelin SCA	265,876	9,474
Danone SA	43,983	3,147
Engie SA	121,106	2,172
Klepierre SA ‡	45,870	1,461
La Francaise des Jeux SAEM	585	22
Orange SA	926,301	11,128
Societe BIC SA	77,200	4,750
Sodexo SA	24,183	1,862
TotalEnergies SE	133,400	8,064
		51,096

Germany — 1.1%
Adtran Networks	929	19
Allianz SE	12,800	4,395
Bayerische Motoren Werke AG	45,600	3,974
Deutsche Telekom AG	89,100	3,224
Mercedes-Benz Group AG	17	1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,900	2,784
SAP SE	19,981	5,559
		19,956

Hong Kong — 1.1%
Chinney Investments Ltd	88,000	8
Dah Sing Banking Group Ltd	55,711	63
HK Electric Investments & HK Electric Investments Ltd	2,731,500	1,898
HKT Trust & HKT	5,304,000	6,803
Jardine Matheson Holdings Ltd	38,400	1,535
PCCW Ltd	2,635,000	1,525
Power Assets Holdings Ltd	695,000	4,712
SmarTone Telecommunications Holdings Ltd	59,013	32
Sun Hung Kai Properties Ltd	239,000	2,250
Swire Pacific Ltd, Cl A	203,500	1,693
Transport International Holdings Ltd	13,200	14
VTech Holdings Ltd	62,233	430
Yue Yuen Industrial Holdings Ltd	22	–
		20,963

Ireland — 0.3%
Accenture PLC, Cl A	16,812	5,859

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel — 0.9%
Bezeq The Israeli Telecommunication Corp Ltd	588,569	$978
Cellebrite DI Ltd *	5,220	97
Check Point Software Technologies Ltd *	43,031	9,478
FIBI Holdings Ltd	5,079	292
Ituran Location and Control	5,080	213
Neto ME Holdings Ltd *	776	32
Nice Ltd *	6,898	959
Nova Ltd *	1,456	348
Palram Industries 1990	3,547	97
Radware Ltd *	48,163	1,042
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	23,983	1,808
Sapiens International Corp NV	6,407	177
Shufersal Ltd	60,447	625
		16,146

Italy — 0.8%
A2A SpA	2,477,500	5,654
Edison	66,938	130
Eni SpA	638,100	9,265
Ferretti	18,800	58
RAI Way	37,781	220
		15,327

Japan — 8.4%
Achilles Corp	2,300	22
Aeon Delight Co Ltd	10,700	334
Aeon Kyushu	700	11
Ahjikan Co Ltd	5,308	44
Aichi Electric Co Ltd	1,000	28
Aisin Corp	189,700	2,246
Alinco	8,300	58
Amano Corp	32,500	838
Anritsu Corp	279,100	2,472
Arcs Co Ltd	59,100	1,095
Asahi Co Ltd	28,300	271
Asante Inc	10,000	108
Astellas Pharma Inc	23,000	223
Autobacs Seven Co Ltd	57,600	562
Axial Retailing Inc	24,600	160
Belc Co Ltd	5,200	229
Belluna	19,100	117
B-R31 Ice Cream, Cl R	1,700	45
Bridgestone Corp	123,700	4,816
Brother Industries Ltd	291,700	5,628
Canon Electronics Inc	3,800	63
Canon Inc	242,100	8,187
Cawachi Ltd	34,400	610
Central Japan Railway Co	43,500	855
Citizen Watch Co Ltd	407,900	2,431
Create Medic Co Ltd	2,784	17
Daito Trust Construction Co Ltd	63,400	6,582

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Doshisha Co Ltd	6,100	$85
Earth Corp	31,000	1,020
Ebara Foods Industry Inc	1,600	30
Eco's Co Ltd/Japan	700	9
Eiken Chemical Co Ltd	5,100	74
ENEOS Holdings Inc	807,300	4,326
ESTELLE Holdings Co Ltd	6,000	24
Ezaki Glico Co Ltd	52,400	1,582
FJ Next Holdings Co Ltd	11,400	91
Focus Systems	3,900	28
FTGroup Co Ltd	3,900	30
Fujicco Co Ltd	11,100	119
Fujiya Co Ltd	2,100	31
Fumakilla	3,300	24
Gakken Holdings Co Ltd	39,100	258
Gakkyusha Co Ltd	6,100	83
Heiwado Co Ltd	80,400	1,286
Hogy Medical	2,200	70
Hokkaido Coca-Cola Bottling	3,500	67
Hokkan Holdings Ltd	5,800	65
Hokuto Corp	24,700	312
Honda Motor Co Ltd	699,300	6,498
House Foods Group Inc	89,800	1,677
Inaba Seisakusho	19,400	217
Itochu Enex Co Ltd	6,700	70
Itochu-Shokuhin Co Ltd	953	48
Itoham Yonekyu Holdings Inc	7,920	196
Japan Lifeline Co Ltd	14,600	151
Japan Tobacco Inc	105,600	2,634
J-Oil Mills Inc	32,400	432
JSP Corp	26,800	370
Kaken Pharmaceutical Co Ltd	39,400	1,194
Kakiyasu Honten Co Ltd	10,200	198
Kameda Seika Co Ltd	1,800	47
Kato Sangyo Co Ltd	12,700	384
KDDI Corp	11,300	368
Kenko Mayonnaise	3,400	43
Kewpie Corp	72,800	1,370
Key Coffee Inc	6,400	88
Kitano Construction Corp	1,300	36
Komeri Co Ltd	15,900	303
Kuriyama Holdings	8,700	74
Kyorin Pharmaceutical Co Ltd	24,100	220
Kyowa Kirin Co Ltd	39,800	563
Lion Corp	141,400	1,606
Mandom Corp	4,100	35
Marudai Food Co Ltd	1,300	14
Marvelous Inc	13,900	47
McDonald's Holdings Co Japan Ltd	190,100	7,190
Megmilk Snow Brand Co Ltd	63,600	1,089
MEIJI Holdings Co Ltd	154,300	3,154
Ministop Co Ltd	4,200	46
Miroku Jyoho Service Co Ltd	8,900	109

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsubishi Shokuhin Co Ltd	7,400	$234
Mitsui Chemicals Inc	231,300	5,183
Mitsui DM Sugar Holdings Co Ltd	5,900	138
Miyoshi Oil & Fat Co Ltd	11,518	119
Mizuho Financial Group Inc	214,500	6,021
Mochida Pharmaceutical Co Ltd	4,200	88
Morinaga & Co Ltd/Japan	27,500	450
Morozoff Ltd	10,866	120
Nagase Brothers	2,000	25
NH Foods Ltd	6,000	181
Nihon Chouzai Co Ltd	15,400	138
Nihon Denkei Co Ltd	2,500	31
Nikko Co Ltd/Hyogo	7,600	35
Nippn Corp	99,700	1,415
Nippon Air Conditioning Services Co Ltd	5,300	35
Nippon Carbon Co Ltd	9,500	259
Nippon Ceramic Co Ltd	9,600	173
Nippon Kanzai Holdings	2,300	40
Nippon Seisen Co Ltd	2,000	17
Nippon Telegraph & Telephone Corp	6,344,200	6,136
Nisshin Oillio Group Ltd/The	14,049	448
Nitto Denko Corp	102,900	2,025
Nittoc Construction Co Ltd	10,800	74
Noevir Holdings	15,100	414
Oiles Corp	6,500	98
Okaya	400	19
Okinawa Cellular Telephone Co	14,622	402
Okuwa Co Ltd	35,200	177
Oracle Corp Japan	21,000	2,000
Otsuka Corp	66,200	1,445
OUG Holdings Inc	2,682	54
Ozu Corp	2,400	28
Prima Meat Packers Ltd	48,900	711
Pro-Ship	3,500	38
Raito Kogyo Co Ltd	17,200	290
S&B Foods	800	28
Sakata Seed	3,800	86
San-A Co Ltd, Cl A	97,400	1,953
Sanki Engineering Co Ltd	3,800	85
Sanyo Chemical Industries Ltd	21,600	573
Seiko Epson Corp	313,800	5,315
Senko Group Holdings Co Ltd	429,100	4,112
Shindengen Electric Manufacturing	2,400	41
Shionogi & Co Ltd	74,800	1,119
Showa Sangyo Co Ltd	36,500	684
SK Kaken	500	30
SKY Perfect JSAT Holdings Inc	378,000	2,646
SoftBank Corp	5,048,000	7,189
Sojitz Corp	240,300	5,272
SRA Holdings	8,100	235
ST Corp	5,400	52
Step	4,400	64
Studio Alice Co Ltd	5,900	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Electric Industries Ltd	207,100	$3,646
Sundrug Co Ltd	42,700	1,170
Takamatsu Construction Group Co Ltd	9,300	166
Takeda Pharmaceutical Co Ltd	64,100	1,848
TIS Inc	23,300	648
TKC Corp	7,400	187
TOKAI Holdings Corp	115,800	720
Tokyo Individualized Educational Institute Inc	11,500	26
Torigoe	5,400	28
Trend Micro Inc/Japan	75,400	5,542
Unicafe Inc	9,700	58
United Super Markets Holdings Inc	59,800	310
Uoriki Co Ltd	1,400	22
Valor Holdings Co Ltd	19,400	292
Vital KSK Holdings Inc	14,300	112
Wowow Inc	10,676	71
Yamaguchi Financial Group Inc	365,000	4,016
Yamaya Corp	2,100	40
Yaoko Co Ltd	25,200	1,545
Zaoh Co Ltd	2,000	32
Zenkoku Hosho Co Ltd	6,100	228
Zenrin Co Ltd	33,100	217
ZERIA Pharmaceutical Co Ltd	18,000	253
		157,938

Netherlands — 2.1%
Acomo NV	1,372	27
Argenx *	296	186
ASR Nederland NV	48,900	2,601
ING Groep NV	6,555	117
Koninklijke Ahold Delhaize NV	538,624	19,029
Koninklijke KPN NV	1,729,025	6,618
NN Group NV	123,900	6,298
Wolters Kluwer NV	32,345	4,987
		39,863

New Zealand — 0.1%
Channel Infrastructure NZ	23,683	26
Xero Ltd *	11,553	1,242
		1,268

Norway — 1.4%
AMSC ASA	83,585	189
DNB Bank ASA	110,588	2,556
Equinor ASA	191,919	4,465
Kongsberg Gruppen ASA	627	76
Orkla ASA	934,605	9,052
Sparebank 1 Oestlandet	13,627	199
SpareBank 1 SMN	58,981	962
Sparebanken More	280	3
Sparebanken Vest	29,474	373
Storebrand, Cl A	27,625	302
Telenor ASA	609,329	7,899

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veidekke ASA	6,922	$89
		26,165

Portugal — 0.1%
Galp Energia SGPS SA, Cl B	41,356	684
NOS SGPS SA	36,350	161
		845

Singapore — 1.6%
DBS Group Holdings Ltd	105,020	3,594
Jardine Cycle & Carriage Ltd	149,200	2,953
Oversea-Chinese Banking Corp Ltd	704,300	9,011
Sheng Siong Group Ltd	1,368,033	1,665
Singapore Exchange Ltd	378,100	3,781
United Overseas Bank Ltd	307,400	8,725
		29,729

Spain — 0.9%
CaixaBank SA	141,192	977
Ebro Foods SA	34,992	596
Iberdrola SA	22,446	325
Logista Integral SA	272,601	7,838
Miquel y Costas & Miquel SA	2,889	39
Redeia Corp SA	210,927	3,785
Repsol SA	210,200	2,684
		16,244

Sweden — 2.1%
Essity AB, Cl B	113,079	3,121
Svenska Handelsbanken AB, Cl A	492,100	6,200
Swedbank AB, Cl A	334,500	8,071
Telefonaktiebolaget LM Ericsson, Cl B	1,713,091	14,131
Telia Co AB	2,331,609	7,602
Volvo AB, Cl A	1,894	59
		39,184

Switzerland — 2.2%
Basellandschaftliche Kantonalbank	37	38
Berner Kantonalbank AG	96	26
Galderma Group *	71,826	8,752
Givaudan SA	367	1,655
Investis Holding SA	813	100
Sandoz Group AG	34,420	1,512
Schindler Holding AG	30,216	9,066
SGS	22,267	2,291
Swiss Prime Site AG	45,636	5,267
Swisscom AG	11,481	6,550
TE Connectivity PLC	43,950	6,770
Walliser Kantonalbank	687	88
		42,115

United Kingdom — 3.6%
3i Group PLC	54,900	2,750
Aferian PLC, Cl A *	28,544	1
Balfour Beatty	1,071,100	6,263
British American Tobacco PLC	134,300	5,218
Bunzl PLC	18,713	797

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CK Hutchison Holdings Ltd	1,177,000	$5,886
HSBC Holdings PLC	895,000	10,625
Imperial Brands PLC	380,300	13,396
Kingfisher PLC	1,216,400	3,803
Odfjell Technology Ltd	214	1
Pearson PLC	262,831	4,528
Sage Group PLC/The	377,722	6,060
Spirent Communications PLC *	674,657	1,576
Standard Chartered PLC	7,701	124
Tesco PLC	699,132	3,356
Unilever PLC	70,955	4,024
		68,408

United States — 60.4%
Abbott Laboratories	91,821	12,672
AbbVie Inc	18,146	3,793
Advanced Micro Devices Inc *	40,414	4,036
Aflac Inc	27,600	3,021
Albertsons Cos Inc, Cl A	33,220	699
Allison Transmission Holdings Inc	80,600	8,201
Allstate Corp/The	35,121	6,994
Alphabet Inc, Cl A	54,961	9,359
Alphabet Inc, Cl C	18,323	3,156
Altria Group Inc	341,424	19,069
Amazon.com Inc *	17,299	3,672
Amcor PLC	8,324	84
Amdocs Ltd	133,738	11,669
American Electric Power Co Inc	3,875	411
AMETEK Inc	8,465	1,602
Apple Inc	36,777	8,894
AptarGroup Inc	46,109	6,766
Archer-Daniels-Midland Co	100,900	4,762
Arrow Electronics Inc *	49,300	5,328
AT&T Inc	1,110,791	30,447
Automatic Data Processing Inc	21,142	6,664
Avnet Inc	64,600	3,265
Bank of New York Mellon Corp/The	151,300	13,458
Becton Dickinson & Co	13,164	2,969
Berkshire Hathaway Inc, Cl B *	19,305	9,919
Berry Global Group Inc	44,400	3,204
Blue Owl Capital Corp	223,500	3,455
Boston Scientific Corp *	37,406	3,882
Box Inc, Cl A *	93,965	3,073
Bristol-Myers Squibb Co	277,600	16,551
CACI International Inc, Cl A *	5,942	1,990
Campbell Soup Co	47,716	1,911
Cardinal Health Inc	5,962	772
Cboe Global Markets Inc	32,788	6,912
Cencora Inc	20,853	5,287
Centene Corp *	3,139	183
CH Robinson Worldwide Inc	16,144	1,641
Chemed Corp	12,092	7,265
Chevron Corp	58,800	9,327
Chubb Ltd	20,540	5,864

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	25,643	$2,851
Cigna Group/The	23,609	7,292
Cintas Corp	43,159	8,955
Cisco Systems Inc	607,996	38,979
Clorox Co/The	22,438	3,509
CME Group Inc, Cl A	9,154	2,323
Cognizant Technology Solutions Corp, Cl A	50,200	4,183
Colgate-Palmolive Co	100,014	9,118
Comcast Corp, Cl A	506,208	18,163
CommVault Systems Inc *	35,650	6,080
Conagra Brands Inc	229,889	5,871
Consolidated Edison Inc	76,969	7,814
Costco Wholesale Corp	9,148	9,593
CSG Systems International Inc	46,100	2,964
Cummins Inc	10,100	3,719
CVS Health Corp	137,600	9,043
CyberArk Software Ltd *	4,682	1,704
Dolby Laboratories Inc, Cl A	89,682	7,319
Dominion Energy Inc	38,971	2,207
Dropbox Inc, Cl A *	280,117	7,277
Duke Energy Corp	10,155	1,193
Dynatrace Inc *	39,194	2,244
eBay Inc	56,719	3,672
Ecolab Inc	2,885	776
Electronic Arts Inc	80,612	10,409
Elevance Health Inc	3,191	1,266
Entergy Corp	54,600	4,767
Everest Group Ltd	7,000	2,473
Evergy Inc	77,054	5,310
Exelixis Inc *	185,983	7,196
Expeditors International of Washington Inc	26,305	3,087
Exxon Mobil Corp	51,600	5,745
F5 Inc *	66,581	19,470
Fair Isaac Corp *	341	643
FirstEnergy Corp	84,533	3,277
Ford Motor Co	233,500	2,230
Fortinet Inc *	63,999	6,913
Fox Corp	105,753	5,937
Gartner Inc *	1,505	750
Gen Digital Inc	319,409	8,729
General Dynamics Corp	13,922	3,517
General Mills Inc	205,220	12,440
General Motors Co	67,700	3,326
Gilead Sciences Inc	175,221	20,030
Glatfelter Corp *	12,267	253
GoDaddy Inc, Cl A *	33,825	6,072
Golub Capital BDC Inc	92,718	1,453
Graphic Packaging Holding Co	77,700	2,073
GSK PLC	453,209	8,371
Guidewire Software Inc *	4,870	980
Haleon PLC	393,436	1,983
Hartford Financial Services Group Inc/The	84,700	10,018
Hewlett Packard Enterprise Co	348,800	6,910

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hologic Inc *	76,775	$4,867
Hormel Foods Corp	25,740	737
HP Inc	201,500	6,220
Incyte Corp *	142,559	10,478
Ingredion Inc	87,078	11,373
Intercontinental Exchange Inc	41,390	7,170
International Business Machines Corp	66,002	16,662
Johnson & Johnson	146,524	24,179
Kimberly-Clark Corp	83,655	11,880
Kraft Heinz Co/The	208,075	6,390
Kroger Co/The	265,274	17,195
Lockheed Martin Corp	35,925	16,180
Loews Corp	64,100	5,556
Marsh & McLennan Cos Inc	41,885	9,962
Mastercard Inc, Cl A	12,336	7,109
McDonald's Corp	7,950	2,451
McKesson Corp	15,484	9,914
Medtronic PLC	52,608	4,841
Merck & Co Inc	208,428	19,227
Meta Platforms Inc, Cl A	5,596	3,739
Micron Technology Inc	18,494	1,732
Microsoft Corp	33,556	13,321
Molson Coors Beverage Co, Cl B	196,300	12,031
Monolithic Power Systems Inc	4,979	3,042
Moody's Corp	11,344	5,717
Motorola Solutions Inc	27,695	12,192
National Fuel Gas Co	98,400	7,400
NetApp Inc	42,381	4,230
New York Times Co/The, Cl A	26,638	1,281
NewMarket Corp	11,700	6,670
Northrop Grumman Corp	10,775	4,975
Novartis AG	248,785	27,094
NVIDIA Corp	60,173	7,517
Old Republic International Corp	157,400	6,061
Organon & Co	30,990	462
Pfizer Inc	189,484	5,008
Philip Morris International Inc	30,361	4,714
Portland General Electric Co	73,900	3,313
PPL Corp	4,075	143
Procter & Gamble Co/The	68,402	11,891
Progress Software Corp	54,700	2,989
Progressive Corp/The	34,839	9,825
Provident Financial Holdings Inc	2,655	41
Regeneron Pharmaceuticals Inc	5,250	3,668
Republic Services Inc, Cl A	46,885	11,113
Roche Holding AG	30,794	10,302
Roper Technologies Inc	12,140	7,096
Royal Gold Inc	12,224	1,797
Royalty Pharma PLC, Cl A	30,800	1,036
RTX Corp	7,787	1,036
Sanofi SA	41,200	4,513
ServiceNow Inc *	2,704	2,514
Shell PLC	203,300	6,800

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonoco Products Co	51,900	$2,482
Southern Co/The	21,297	1,912
Spotify Technology SA *	11,677	7,100
State Street Corp	5,691	565
Stryker Corp	7,300	2,819
Synopsys Inc *	71	32
TD SYNNEX Corp	37,800	5,197
TEGNA Inc	302,600	5,507
T-Mobile US Inc	49,479	13,344
Travelers Cos Inc/The	523	135
Tyler Technologies Inc *	17,796	10,828
Tyson Foods Inc, Cl A	48,571	2,979
UL Solutions Inc, Cl A	128,842	6,853
United Therapeutics Corp *	14,825	4,745
Veeva Systems Inc, Cl A *	6,577	1,474
Veralto Corp	62,702	6,255
VeriSign Inc *	41,553	9,885
Verisk Analytics Inc, Cl A	2,782	826
Verizon Communications Inc	817,608	35,239
Visa Inc, Cl A	5,352	1,941
W R Berkley Corp	8,877	560
Walmart Inc	100,750	9,935
Waste Connections Inc	17,854	3,388
Waste Management Inc	31,728	7,386
Western Union Co/The	535,000	5,794
WK Kellogg Co	27,325	542

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yum! Brands Inc	20,121	$3,146
Zoom Video Communications Inc, Cl A *	47,800	3,523
		1,136,750

Total Common Stock
(Cost $1,613,767) ($ Thousands)		1,826,990

PREFERRED STOCK — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG, 6.320%	4,413	362
Henkel AG & Co KGaA (A)	49,214	4,257
Volkswagen AG (A)	29,845	3,225

Total Preferred Stock
(Cost $7,081) ($ Thousands)		7,844

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	6,575,773	6,576
Total Cash Equivalent
(Cost $6,576) ($ Thousands)		6,576
Total Investments in Securities — 97.9%
(Cost $1,627,424) ($ Thousands)		$1,841,410

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	28	Mar-2025	$1,587	$1,589	$2
FTSE 100 Index	9	Mar-2025	996	996	–
Hang Seng Index	5	Mar-2025	743	738	(5)
S&P 500 Index E-MINI	31	Mar-2025	9,283	9,243	(40)
SPI 200 Index	10	Mar-2025	1,283	1,265	(10)
TOPIX Index	7	Mar-2025	1,256	1,243	(13)
			$15,148	$15,074	$(66)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/10/25	AUD	5,285	USD	3,312	$26
Barclays PLC	03/10/25	DKK	59,489	USD	8,276	(25)
Barclays PLC	03/10/25	CAD	60,272	USD	42,041	181
BNP Paribas	03/10/25	GBP	32,256	USD	39,891	(720)
Brown Brothers Harriman	03/10/25	USD	64	AUD	102	(1)
Brown Brothers Harriman	03/10/25	USD	54	DKK	387	—
Brown Brothers Harriman	03/10/25	USD	182	DKK	1,295	(1)
Brown Brothers Harriman	03/10/25	USD	279	NOK	3,121	(1)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/10/25	AUD	369	USD	234	$4
Brown Brothers Harriman	03/10/25	AUD	9	USD	6	—
Brown Brothers Harriman	03/10/25	USD	72	SGD	97	—
Brown Brothers Harriman	03/10/25	USD	471	SGD	631	(3)
Brown Brothers Harriman	03/10/25	SGD	343	USD	257	2
Brown Brothers Harriman	03/10/25	SGD	367	USD	271	(1)
Brown Brothers Harriman	03/10/25	USD	450	CAD	649	—
Brown Brothers Harriman	03/10/25	USD	529	CAD	753	(6)
Brown Brothers Harriman	03/10/25	USD	325	CHF	293	1
Brown Brothers Harriman	03/10/25	USD	715	CHF	641	(4)
Brown Brothers Harriman	03/10/25	GBP	387	USD	489	2
Brown Brothers Harriman	03/10/25	GBP	707	USD	880	(11)
Brown Brothers Harriman	03/10/25	USD	501	SEK	5,389	17
Brown Brothers Harriman	03/10/25	USD	969	SEK	10,305	(9)
Brown Brothers Harriman	03/10/25	USD	596	GBP	476	3
Brown Brothers Harriman	03/10/25	USD	1,236	GBP	979	(4)
Brown Brothers Harriman	03/10/25	USD	141	HKD	1,094	—
Brown Brothers Harriman	03/10/25	USD	1,832	HKD	14,235	(1)
Brown Brothers Harriman	03/10/25	CHF	2,532	USD	2,820	11
Brown Brothers Harriman	03/10/25	CHF	868	USD	958	(5)
Brown Brothers Harriman	03/10/25	EUR	1,768	USD	1,853	14
Brown Brothers Harriman	03/10/25	EUR	1,693	USD	1,756	(5)
Brown Brothers Harriman	03/10/25	CAD	3,639	USD	2,554	26
Brown Brothers Harriman	03/10/25	HKD	1,062	USD	137	—
Brown Brothers Harriman	03/10/25	HKD	3,954	USD	508	—
Brown Brothers Harriman	03/10/25	USD	569	EUR	547	1
Brown Brothers Harriman	03/10/25	USD	4,632	EUR	4,429	(24)
Brown Brothers Harriman	03/10/25	USD	1,539	JPY	233,811	14
Brown Brothers Harriman	03/10/25	USD	3,702	JPY	553,052	(28)
Brown Brothers Harriman	03/10/25	SEK	3,228	USD	303	2
Brown Brothers Harriman	03/10/25	SEK	3,455	USD	317	(5)
Brown Brothers Harriman	03/10/25	NOK	9,127	USD	819	7
Brown Brothers Harriman	03/10/25	NOK	928	USD	82	—
Brown Brothers Harriman	03/10/25	DKK	9,999	USD	1,403	7
Brown Brothers Harriman	03/10/25	DKK	1,040	USD	145	—
Brown Brothers Harriman	03/10/25	JPY	142,244	USD	952	7
Brown Brothers Harriman	03/10/25	JPY	451,046	USD	2,953	(44)
Standard Chartered	03/10/25	HKD	133,035	USD	17,094	(18)
Standard Chartered	03/10/25	JPY	12,407,212	USD	81,677	(756)
Westpac Banking	03/10/25	SGD	20,162	USD	14,906	(51)
Westpac Banking	03/10/25	CHF	31,285	USD	34,648	(71)
Westpac Banking	03/10/25	EUR	94,188	USD	97,694	(309)
Westpac Banking	03/10/25	NOK	120,088	USD	10,682	1
Westpac Banking	03/10/25	SEK	206,159	USD	18,922	(295)
						$(2,072)

Percentages are based on Net Assets of $1,881,069 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Global Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$13,765	$100,595	$(114,334)	$—	$(26)	$—	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,279	850,878	(866,157)	—	—	6,576	973	—
Totals	$29,044	$951,473	$(980,491)	$–	$(26)	$6,576	$975	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%
Argentina — 0.0%
Vista Energy SAB de CV ADR *	39,790	$2,020

Australia — 2.7%
ANZ Group Holdings Ltd	364,882	6,797
Aristocrat Leisure Ltd	650,961	29,326
Aurelia Metals Ltd *	381,151	47
BlueScope Steel Ltd	1,248,194	18,899
Brambles Ltd	791,670	10,351
Breville Group Ltd	54,667	1,204
Charter Hall Group ‡	114,138	1,221
Cochlear Ltd	33,166	5,367
Codan Ltd	115,034	1,095
Commonwealth Bank of Australia	68,728	6,749
Computershare Ltd	1,381,979	35,528
De Grey Mining Ltd *	1,327,916	1,646
Evolution Mining Ltd	207,552	797
Gold Road Resources Ltd	1,073,063	1,647
HUB24 Ltd	27,223	1,327
JB Hi-Fi Ltd	22,536	1,299
Lottery Corp Ltd/The	518,280	1,538
Medibank Pvt Ltd	664,957	1,807
Netwealth Group Ltd	122,647	2,323
Northern Star Resources Ltd	744,918	8,065
Orica Ltd	100,651	1,035
Pro Medicus Ltd	137,209	21,921
Qantas Airways Ltd *	1,319,942	7,861
Qube Holdings Ltd	900,077	2,251
REA Group Ltd	30,753	4,606
Rio Tinto Ltd	423,573	29,918
Sandfire Resources Ltd *	182,589	1,213
Sigma Healthcare Ltd	1,412,966	2,597
Telix Pharmaceuticals Ltd *	67,982	1,212
Vault Minerals Ltd *	5,897,703	1,515
Westpac Banking Corp	145,590	2,899
Whitehaven Coal Ltd	319,684	1,122
		215,183

Austria — 0.3%
Erste Group Bank AG	270,899	18,243
Raiffeisen Bank International AG	89,463	2,415
		20,658

Belgium — 0.6%
Anheuser-Busch InBev SA/NV	331,403	19,884
Barco NV	7,945	93
Syensqo SA	401,581	29,510
Titan Cement International SA	32,450	1,356
		50,843

Brazil — 2.3%
Ambev SA	25,905,030	53,942
Banco do Brasil SA	10,003,100	46,449
Bemobi Mobile Tech SA	14,500	35
BRF SA	916,700	2,810

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	84,000	$1,360
Gerdau SA ADR	489,978	1,387
JBS S/A	567,900	2,983
Pagseguro Digital Ltd, Cl A *	203,496	1,498
Pluxee NV	385,473	8,691
Ser Educacional SA *	19,600	14
Telefonica Brasil SA	3,500,000	28,741
TIM SA/Brazil	267,000	737
TOTVS SA	3,544,300	20,854
Ultrapar Participacoes SA	271,700	776
Vale SA	727,800	6,863
VTEX, Cl A *	27,816	134
WEG SA	139,900	1,157
Wheaton Precious Metals Corp	34,862	2,417
		180,848

Cameroon — 0.0%
Golar LNG Ltd	51,180	1,962

Canada — 4.4%
Aecon Group Inc	97,640	1,528
Agnico Eagle Mines Ltd	81,557	7,890
Air Canada, Cl B *	167,800	1,951
Alamos Gold Inc, Cl A	193,648	4,444
Aritzia Inc *	122,016	5,645
Atco Ltd/Canada, Cl I	60,967	1,993
Barrick Gold Corp	1,654,132	29,464
Bausch Health Cos Inc *	10,900	81
Brookfield Corp, Cl A	38,739	2,251
Calfrac Well Services Ltd *	14,470	39
Canaccord Genuity Group Inc	42,165	240
Canadian Imperial Bank of Commerce	587,401	35,748
Canadian Natural Resources Ltd	102,780	2,915
Canadian Tire Corp Ltd, Cl A	17,400	1,724
CCL Industries Inc, Cl B	61,472	3,168
Celestica Inc *	35,758	3,835
Centerra Gold Inc	116,999	673
CES Energy Solutions Corp	321,872	1,788
Cogeco Inc	1,976	81
Constellation Software Inc (A)	2,560	–
Coveo Solutions Inc *	19,580	91
Dollarama Inc	453,568	47,490
DREAM Unlimited Corp, Cl A	1,631	24
Dundee Precious Metals Inc	411,200	4,841
Dynacor Group Inc	3,800	15
E-L Financial Corp Ltd	100	109
Emera Inc	185,309	7,443
Empire Co Ltd, Cl A	299,786	9,371
Enbridge Inc	80,997	3,475
Enerflex Ltd	242,752	1,940
Enghouse Systems Ltd	66,097	1,166
Evertz Technologies Ltd	2,800	23
Fiera Capital Corp, Cl A	66,628	299

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finning International Inc	160,064	$4,745
FirstService Corp	2,500	443
Fortuna Mining Corp *	4,700	20
Freehold Royalties Ltd	280,405	2,453
George Weston Ltd	1,700	273
Great-West Lifeco Inc	260,585	9,721
iA Financial Corp Inc	233,712	22,017
IGM Financial Inc	36,937	1,169
Jaguar Mining Inc *	45,500	79
K92 Mining Inc *	187,283	1,248
Kinaxis Inc *	3,000	328
Kinross Gold Corp	403,623	4,343
Leon's Furniture Ltd	2,292	39
Magna International Inc, Cl A	651,080	23,788
Manulife Financial Corp	354,186	11,079
Martinrea International Inc	32,475	180
MDA Space Ltd *	93,365	1,504
National Bank of Canada	51,921	4,340
North West Co Inc/The	8,635	279
Open Text Corp	16,900	438
Paramount Resources Ltd, Cl A	59,810	686
Pason Systems Inc	137,347	1,174
Saputo Inc	104,600	1,851
Secure Energy Services Inc	238,991	2,387
Shopify Inc, Cl A *	42,959	4,831
Source Energy Services Ltd *	3,800	31
SSR Mining Inc *	103,289	1,032
Sun Life Financial Inc	33,000	1,843
Suncor Energy Inc	309,316	11,887
Tamarack Valley Energy Ltd	528,672	1,567
TELUS International CDA Inc *	10,500	30
TerraVest Industries Inc	17,346	1,362
TMX Group Ltd	425,902	15,200
Topaz Energy Corp	119,045	2,044
Torex Gold Resources Inc *	59,752	1,310
Toromont Industries Ltd	282,517	23,822
TransAlta Corp	215,222	2,238
Victoria Gold Corp/Vancouver *	1,652	–
Winpak Ltd	9,784	276
WSP Global Inc	11,593	2,077
		345,879

Chile — 0.0%
Falabella SA	493,446	1,941

China — 6.4%
Agricultural Bank of China Ltd, Cl H	35,779,000	21,331
Alibaba Group Holding Ltd	3,214,400	53,153
Alibaba Group Holding Ltd ADR	58,414	7,740
Alibaba Health Information Technology Ltd *	2,612,000	1,687
Aluminum Corp of China Ltd, Cl H	2,082,000	1,220
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	58,000	1,273
Anker Innovations Technology Co Ltd, Cl A	139,670	2,147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
APT Medical Inc, Cl A	25,040	$1,227
Autohome Inc ADR	15,425	443
Baidu Inc, Cl A *	2,202,950	24,000
BeiGene Ltd *	79,300	1,695
Beijing Roborock Technology Co Ltd, Cl A	39,306	1,299
Bilibili Inc ADR *	90,264	1,836
Bilibili Inc, Cl Z *	249,510	5,068
Bluestar Adisseo Co, Cl A	770,600	1,096
Bohai Leasing Co Ltd, Cl A *	4,303,000	2,014
Bosideng International Holdings Ltd	1,464,000	714
BYD Co Ltd, Cl H	43,500	2,085
Capital Securities Co Ltd, Cl A	471,800	1,378
China Construction Bank Corp, Cl H	51,422,000	43,628
China Feihe Ltd	1,606,000	1,160
China Leon Inspection Holding Ltd	118,204	36
China Literature Ltd *	191,600	623
China Meidong Auto Holdings Ltd	188,000	49
China Merchants Bank Co Ltd, Cl H	2,974,000	17,459
China New Higher Education Group Ltd	1,087,000	145
China Overseas Land & Investment Ltd	18,012,500	33,403
China Taiping Insurance Holdings Co Ltd	734,800	1,084
Chongqing Zongshen Power Machinery Co Ltd, Cl A	309,500	995
Dong-E-E-Jiao Co Ltd, Cl A	210,966	1,638
Eastroc Beverage Group Co Ltd, Cl A	137,410	4,185
Edvantage Group Holdings Ltd	263,211	69
Eoptolink Technology Inc Ltd, Cl A	66,300	893
FIH Mobile Ltd *	323,000	37
Geely Automobile Holdings Ltd	1,358,000	3,071
GF Securities Co Ltd, Cl H	1,000	1
Giant Biogene Holding Co ltd	162,800	1,314
Haier Smart Home Co Ltd, Cl A	5,936,600	19,017
Hainan Airlines Holding Co Ltd, Cl A *	5,389,200	1,145
Hello Group Inc ADR	20,685	153
Industrial & Commercial Bank of China Ltd, Cl H	9,191,000	6,509
JD Logistics Inc *	663,400	1,189
JD.com Inc, Cl A	502,200	10,502
JOYY Inc ADR *	113,942	5,331
Kanzhun Ltd ADR *	25,076	401
Kingdee International Software Group Co Ltd *	823,000	1,353
Kingsoft Corp Ltd	629,200	3,257
Kuaishou Technology, Cl B *	2,998,500	19,584
Lee & Man Chemical Co Ltd	26,966	15
Lenovo Group Ltd	7,704,000	11,550
Lonking Holdings Ltd	114,756	26
Meituan, Cl B *	283,900	5,928
Midea Group Co Ltd, Cl A	308,800	3,108
NetDragon Websoft Holdings Ltd	179,260	265
NetEase Inc	845,600	16,837
Ping An Insurance Group Co of China Ltd, Cl H	341,000	2,021

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Postal Savings Bank of China Co Ltd, Cl H	956,000	$607
Prosus NV	62,797	2,772
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	280,700	1,968
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	217,108	2,344
Shenzhen Infogem Technologies Co Ltd, Cl A *	212,300	1,125
Sichuan Biokin Pharmaceutical Co Ltd, Cl A *	69,600	2,227
Sinotruk Hong Kong Ltd	147,500	393
SITC International Holdings Co Ltd	1,760,670	4,244
TAL Education Group ADR *	85,890	1,110
TCL Electronics Holdings Ltd	197,000	179
Tencent Holdings Ltd	1,012,800	62,339
Trip.com Group Ltd *	71,400	4,038
Victory Giant Technology Huizhou Co Ltd, Cl A	213,400	1,525
Vipshop Holdings Ltd ADR	688,449	10,822
Weichai Power Co Ltd, Cl H	14,578,000	28,711
Wuxi Biologics Cayman Inc *	550,500	1,596
XD Inc *	271,600	1,139
Xiaomi Corp, Cl B *	1,912,200	12,802
XPeng Inc, Cl A *	159,900	1,709
Yangzijiang Shipbuilding Holdings Ltd	2,334,700	4,130
Yili Chuanning Biotechnology Co Ltd, Cl A	1,186,000	2,088
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	–
Zhejiang NHU Co Ltd, Cl A	521,300	1,517
Zhejiang Weixing Industrial Development Co Ltd, Cl A	1,898,890	3,387
Zhongsheng Group Holdings Ltd	396,000	646
		502,805

Czechia — 0.0%
Komercni Banka AS	2,280	99

Denmark — 2.2%
AP Moller - Maersk A/S, Cl B	32,466	57,265
Coloplast A/S, Cl B	276,154	29,485
Danske Bank A/S	805,615	27,165
DSV A/S	54,154	10,913
Genmab A/S *	13,770	3,111
Novo Nordisk A/S, Cl B	222,995	20,281
Novonesis (Novozymes) B, Cl B	21,072	1,279
Pandora A/S	114,556	20,283
ROCKWOOL A/S, Cl B	11,899	4,715
		174,497

Finland — 1.2%
Cargotec Oyj, Cl B	30,943	1,494
Kalmar Oyj, Cl B *	2,389	86
Kone Oyj, Cl B	215,118	12,174
Nokia Oyj	12,189,261	58,711
Nokia Oyj ADR	1,876,226	9,006

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nordea Bank Abp	2,093	$28
Orion Oyj, Cl B	86,985	4,908
Wartsila OYJ Abp, Cl B	288,869	5,511
		91,918

France — 8.1%
Accor SA	381,477	19,155
Air Liquide SA	105,081	19,332
Amundi SA	424,413	30,569
Arkema SA	191,492	15,804
BNP Paribas SA	549,454	41,745
Carrefour SA	2,489,747	33,148
Cie des Alpes	5,066	86
Cie Generale des Etablissements Michelin SCA	819,016	29,183
Criteo SA ADR *	62,164	2,413
Danone SA	634,050	45,366
Dassault Aviation SA	23,734	6,095
EssilorLuxottica SA	165,238	49,603
Eurazeo SE	7,084	563
Fnac Darty SA	1,486	46
Forvia SE	27,538	243
Guerbet	1,058	29
Hermes International SCA	192	549
Ipsen SA	51,269	5,961
Kering SA	30,137	8,466
La Francaise des Jeux SAEM	17,601	674
LVMH Moet Hennessy Louis Vuitton SE	78,000	56,504
Manitou BF SA	2,663	63
Pernod Ricard SA	147,122	15,826
Publicis Groupe SA	136,567	13,597
Rexel SA	1,356,050	36,943
Sanofi SA	716,252	78,456
Societe BIC SA	372,897	22,942
Societe Generale SA	433,497	17,802
Societe LDC SADIR	192	13
Sodexo SA	204,427	15,743
Sopra Steria Group	795	127
Teleperformance SE	749,988	72,395
Valeo SE	78,465	827
Wendel SE	1,985	200
		640,468

Germany — 6.8%
adidas AG	155,425	39,830
Allianz SE	9,876	3,391
Auto1 Group SE *	68,125	1,650
BASF SE	912,397	46,640
Bayer AG	2,341,666	55,478
Birkenstock Holding Plc *	33,726	1,669
Commerzbank AG	73,366	1,581
Continental AG	915,127	65,822
CTS Eventim AG & Co KGaA	15,052	1,657
Daimler Truck Holding AG	950,999	41,861

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deutsche Bank AG	460,337	$9,958
Deutsche Boerse AG	108,130	28,275
Deutsche Telekom AG	100,344	3,630
Deutsche Wohnen SE	55,513	1,404
Duerr AG	7,262	191
DWS Group GmbH & Co KGaA	16,354	788
Evonik Industries AG	822,340	16,383
flatexDEGIRO AG	79,283	1,564
Fresenius Medical Care AG	632,891	30,772
FUCHS SE	6,556	243
GEA Group AG	83,551	4,859
Heidelberg Materials AG	21,384	3,224
HOCHTIEF AG	36,041	5,649
Indus Holding AG	1,268	31
Infineon Technologies AG	111,913	4,162
Knorr-Bremse AG	172,034	14,961
Krones AG	2,291	313
Merck KGaA	13,827	1,969
MTU Aero Engines AG	8,839	3,088
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,693	10,621
Nemetschek SE	28,839	3,390
Rational AG	3,843	3,477
Rheinmetall AG	4,084	4,324
RWE AG	74,708	2,354
SAP SE	300,032	83,472
Scout24 SE	293,736	28,804
Siemens AG	8,434	1,940
Siemens Energy AG *	72,309	4,169
SUSS MicroTec SE	40,986	1,621
Talanx AG	22,361	2,040
thyssenkrupp AG	80,667	637
Traton SE	41,599	1,574
Zalando SE *	68,526	2,475
		541,941

Greece — 0.0%
Eurobank Ergasias Services and Holdings SA	716,930	1,875
StealthGas Inc *	1,595	9
		1,884

Hong Kong — 1.6%
AIA Group Ltd	7,166,189	55,029
Bank of East Asia Ltd/The	20,516	30
Chaoda Modern Agriculture Holdings Ltd *	2,640	–
Comba Telecom Systems Holdings Ltd *	12,000	2
Dah Sing Banking Group Ltd	42,821	48
Futu Holdings Ltd ADR	21,622	2,361
Hong Kong Exchanges & Clearing Ltd	739,100	33,319
Hongkong Land Holdings Ltd	285,400	1,292
Hysan Development Co Ltd	62,000	107
Perennial Energy Holdings Ltd	143,791	13
Pou Sheng International Holdings Ltd	348,000	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swire Pacific Ltd, Cl A	3,738,528	$31,097
United Energy Group Ltd	8,255,808	379
United Laboratories International Holdings Ltd/The	262,000	444
		124,146

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	12,744	53
MOL Hungarian Oil & Gas PLC	86,492	648
OTP Bank Nyrt	249,889	15,488
		16,189

India — 1.6%
Aegis Logistics Ltd	149,678	1,306
Amber Enterprises India Ltd *	19,847	1,284
Bharat Petroleum Corp Ltd	1,502,986	4,104
Bharti Airtel Ltd	73,874	1,332
BSE Ltd	17,752	948
Coal India Ltd	4,056,802	17,220
DB Corp Ltd	11,535	27
Dixon Technologies India Ltd	15,860	2,543
GE T&D India Ltd	75,198	1,159
Great Eastern Shipping Co Ltd/The	12,945	121
Gujarat Industries Power Co Ltd	63,859	116
HCL Technologies Ltd	324,984	5,882
HDFC Asset Management Co Ltd	10,000	416
HDFC Bank Ltd ADR	554,474	34,167
Himadri Speciality Chemical Ltd	194,390	912
Hindustan Zinc Ltd	216,428	972
Hitachi Energy India Ltd	4,277	555
ICICI Bank Ltd	353,898	4,909
IIFL Securities Ltd	31,588	79
Indian Metals & Ferro Alloys Ltd	22,918	164
Indian Oil Corp Ltd	4,678,235	6,108
Indus Towers Ltd *	104,451	388
Infosys Ltd	686,606	13,426
Infosys Ltd ADR	154,241	3,100
J Kumar Infraprojects Ltd	1,469	11
Jindal Saw Ltd	289,154	819
Karur Vysya Bank Ltd/The	790,880	1,826
LTIMindtree Ltd	4,844	260
Mahindra & Mahindra Ltd	35,484	1,053
Manappuram Finance Ltd	242,248	560
Mphasis Ltd	47,289	1,225
Oberoi Realty Ltd	59,784	1,020
Petronet LNG Ltd	50,461	164
PG Electroplast Ltd	163,444	1,498
Power Finance Corp Ltd	541,436	2,279
REC Ltd	448,685	1,869
Shanthi Gears Ltd	5,135	25
SP Apparels Ltd *	5,752	45
State Bank of India	77,235	611
Sutlej Textiles and Industries Ltd *	29,304	13
Suzlon Energy Ltd *	589,530	338

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tata Consultancy Services Ltd	38,696	$1,547
Trent Ltd	31,473	1,755
United Spirits Ltd	83,013	1,222
Voltas Ltd	92,347	1,398
Wipro Ltd	954,728	3,049
Zensar Technologies Ltd	7,672	65
		123,890

Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	9,792,428	1,227
Astra International Tbk PT	102,500	28
Bank Rakyat Indonesia Persero Tbk PT	50,437,500	10,339
Barito Pacific Tbk PT	4,368	–
Bumi Resources Minerals Tbk PT *	63,659,000	1,366
Chandra Asri Pacific Tbk PT	3,598,200	1,454
Delta Dunia Makmur Tbk PT	1,284,381	35
Elnusa Tbk PT	3,901,400	90
Indofood Sukses Makmur Tbk PT	369,500	159
Prima Andalan Mandiri Tbk PT	154,579	46
TBS Energi Utama Tbk PT *	2,820,700	57
Triputra Agro Persada PT	2,698,127	131
United Tractors Tbk PT	3,909,975	5,279
		20,211

Ireland — 2.3%
Accenture PLC, Cl A	159,784	55,685
AerCap Holdings NV	17,712	1,826
AIB Group PLC	5,172,746	36,429
Aon PLC, Cl A	109,273	44,706
Bank of Ireland Group PLC	2,894,375	34,278
James Hardie Industries PLC *	267,546	8,502
		181,426

Israel — 1.2%
Cellebrite DI Ltd *	59,476	1,104
Check Point Software Technologies Ltd *	274,567	60,476
CyberArk Software Ltd *	23,100	8,405
Isracard Ltd	18	–
Nova Ltd *	8,094	1,936
Shufersal Ltd	216,714	2,242
Teva Pharmaceutical Industries Ltd ADR *	81,767	1,346
Wix.com Ltd *	111,365	22,350
		97,859

Italy — 1.2%
A2A SpA	1,713,447	3,910
Banca IFIS SpA	30,308	687
Banca Mediolanum SpA	380,715	5,407
Banca Popolare di Sondrio SPA	351,263	3,990
BPER Banca SPA	310,882	2,381
Brunello Cucinelli SpA	19,432	2,536
Buzzi SpA	31,007	1,403
Enel SpA	4,279,926	31,422
Ferrari NV	15,458	7,288
Intesa Sanpaolo SpA	2,625,160	12,970
Leonardo SpA	309,111	12,499

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Maire SpA	296,970	$2,885
PRADA SpA	224,200	1,914
Reply SpA	7,489	1,208
Tenaris SA	75,506	1,431
UniCredit SpA	128,444	6,793
		98,724

Japan — 10.3%
ABC-Mart Inc	94,000	1,802
Ad-sol Nissin Corp	1,900	27
Airtrip Corp	3,500	24
Aisan Industry Co Ltd	3,200	42
Alpha Systems Inc	1,300	28
AlphaPolis Co Ltd *	4,800	37
Amano Corp	55,600	1,433
Anest Iwata Corp	8,300	68
Anritsu Corp	3,000	27
Asahi Group Holdings Ltd	349,900	4,335
Asics Corp	74,100	1,658
Astellas Pharma Inc	396,500	3,853
Atrae Inc	19,300	93
Avant Group Corp	13,200	163
Awa Bank Ltd/The	12,300	237
Axell Corp	17,000	131
Axial Retailing Inc	2,000	13
Bandai Namco Holdings Inc	82,500	2,751
Bank of Iwate Ltd/The	5,400	108
Bank of Saga Ltd/The	1,800	27
Bic Camera Inc	145,600	1,551
BIPROGY Inc	96,000	2,753
Brother Industries Ltd	1,666,189	32,145
Business Brain Showa-Ota Inc	2,400	40
Business Engineering Corp	4,100	102
Capcom Co Ltd	244,220	6,054
Central Japan Railway Co	246,800	4,852
Central Security Patrols Co Ltd	7,934	147
COLOPL Inc	137,300	432
Creek & River Co Ltd	5,300	59
CTS Co Ltd	4,400	23
Daihatsu Diesel Manufacturing Co Ltd	13,500	158
Dai-ichi Life Holdings Inc	210,700	6,241
Daiichi Sankyo Co Ltd	140,200	3,224
Daikin Industries Ltd	16,600	1,736
Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,500	31
Daito Trust Construction Co Ltd	45,900	4,765
Daiwa Securities Group Inc	703,600	4,954
Denso Corp	91,800	1,189
Dentsu Group Inc	1,454,793	30,168
Digital Arts Inc	5,900	242
Digital Information Technologies Corp	2,400	39
Doshisha Co Ltd	1,200	17
East Japan Railway Co	343,600	6,786
Ehime Bank Ltd/The	6,800	51

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eisai Co Ltd	192,600	$5,533
Elecom Co Ltd	47,500	522
en Japan Inc	17,000	191
ERI Holdings Co Ltd	1,100	17
Fabrica Holdings Co Ltd	2,600	49
FANUC Corp	56,800	1,633
Fast Retailing Co Ltd	34,000	10,366
Fujikura Ltd	60,000	2,501
Fujimori Kogyo Co Ltd	1,500	41
Fujitsu Ltd	804,100	15,495
Fukui Computer Holdings Inc	2,353	50
Fukuoka Financial Group Inc	397,600	10,450
Fukushima Galilei Co Ltd	5,600	101
Gakken Holdings Co Ltd	18,400	121
GungHo Online Entertainment Inc	123,100	2,519
Hisamitsu Pharmaceutical Co Inc	1,900	53
Hitachi Ltd	118,700	3,014
Hoya Corp	216,200	25,357
Hyakujushi Bank Ltd/The	10,700	236
Ichikoh Industries Ltd	29,600	81
ISB Corp	4,900	41
Japan Exchange Group Inc	317,700	3,376
Japan Lifeline Co Ltd	41,900	435
Japan Medical Dynamic Marketing Inc	20,000	78
Japan Post Holdings Co Ltd	123,500	1,317
Japan Post Insurance Co Ltd	124,300	2,420
Japan Tobacco Inc	384,400	9,587
JCR Pharmaceuticals Co Ltd	13,400	45
JK Holdings Co Ltd	3,500	23
Justsystems Corp	7,500	184
Kamakura Shinsho Ltd	6,700	21
Kandenko Co Ltd	113,100	1,903
Kao Corp	340,200	14,622
KAWADA TECHNOLOGIES Inc	8,100	164
KDDI Corp	188,300	6,134
Keio Corp	88,600	2,278
Keyence Corp	64,800	25,820
Kikkoman Corp	138,400	1,341
Kimura Unity Co Ltd	4,900	53
Kobe Bussan Co Ltd	73,400	1,621
Koito Manufacturing Co Ltd	2,208,696	27,981
Komatsu Ltd	1,188,900	35,618
Konami Group Corp	13,700	1,671
Kyodo Printing Co Ltd	1,700	48
Kyowa Kirin Co Ltd	31,700	449
Lasertec Corp	130,900	11,841
LIFULL Co Ltd	47,500	51
LITALICO Inc	4,700	34
M3 Inc	1,807,700	21,324
Makita Corp	560,300	18,364
MarkLines Co Ltd	3,400	54
Matching Service Japan Co Ltd	10,500	70
Maxell Ltd	16,300	204

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mazda Motor Corp	916,600	$6,155
Medical System Network Co Ltd, Cl A	5,800	15
MINEBEA MITSUMI Inc	1,153,700	17,806
Mitani Sangyo Co Ltd	6,900	15
Mitsubishi Electric Corp	21,400	332
Mitsubishi Heavy Industries Ltd	93,200	1,250
Mitsubishi UFJ Financial Group Inc	474,700	6,045
Mitsui Mining & Smelting Co Ltd	38,900	1,111
MIXI Inc	252,800	5,907
Mizuho Financial Group Inc	11,700	328
Modec Inc	45,500	1,232
Moriroku Holdings Co Ltd	5,600	74
NEC Corp	142,400	13,885
NEOJAPAN Inc	12,800	136
Nexon Co Ltd	93,500	1,264
Nice Corp	2,600	26
Nihon Chouzai Co Ltd	5,300	47
Nihon Denkei Co Ltd	4,400	54
Nihon Trim Co Ltd	2,800	69
Nintendo Co Ltd	31,000	2,312
Nippon Shinyaku Co Ltd	30,900	812
Nissan Tokyo Sales Holdings Co Ltd	86,600	271
Nissei ASB Machine Co Ltd	900	31
Nisso Holdings Co Ltd	8,500	44
Niterra Co Ltd	118,800	3,502
Nitto Kohki Co Ltd	2,900	39
Nitto Seiko Co Ltd	9,000	35
Nomura Holdings Inc	45,400	295
Noritz Corp	7,900	89
Obic Co Ltd	253,100	7,265
Ogaki Kyoritsu Bank Ltd/The	1,800	26
OIE Sangyo Co Ltd	2,000	26
Okabe Co Ltd	6,100	33
Okamura Corp	1,418	18
Olympus Corp	694,500	9,517
Ono Pharmaceutical Co Ltd	169,200	1,823
Optim Corp *	26,600	123
Optorun Co Ltd	9,700	108
Oracle Corp Japan	27,700	2,638
ORIX Corp	31,900	662
Oro Co Ltd	5,200	84
Otsuka Corp	144,700	3,159
Otsuka Holdings Co Ltd	55,600	2,723
PCA Corp	2,600	32
PR Times Corp	7,200	113
Pronexus Inc	16,200	136
R&D Computer Co Ltd	4,500	20
Rakuten Bank Ltd *	44,400	1,672
Recruit Holdings Co Ltd	990,900	59,005
Resona Holdings Inc	3,580,000	27,981
Resonac Holdings Corp	53,200	1,243
Ricoh Co Ltd	153,100	1,662
Riken Technos Corp	6,700	48

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Riken Vitamin Co Ltd	1,400	$22
Riso Kagaku Corp	4,600	42
Sac's Bar Holdings Inc	6,500	39
Sakai Heavy Industries Ltd	2,000	30
Sanko Metal Industrial Co Ltd	900	36
Santen Pharmaceutical Co Ltd	73,600	684
Sanwa Holdings Corp	197,200	6,435
Sato Holdings Corp	4,400	61
SCREEN Holdings Co Ltd	51,900	3,752
SCSK Corp	103,200	2,576
Sekisui House Ltd	76,100	1,719
SERAKU Co Ltd	12,200	141
Seven & i Holdings Co Ltd	361,300	5,149
Shimamura Co Ltd	26,500	1,517
Shinnihonseiyaku Co Ltd	2,600	38
Shionogi & Co Ltd	52,900	792
Shofu Inc	3,400	47
SMK Corp	1,400	25
SMS Co Ltd	1,478,300	11,384
Softcreate Holdings Corp	2,900	40
Soken Chemical & Engineering Co Ltd	500	11
Sony Group Corp	205,700	5,140
Star Micronics Co Ltd	6,200	81
Strike Co Ltd	1,100	22
Sugi Holdings Co Ltd	84,000	1,505
Sumitomo Corp	245,900	5,516
Sumitomo Electric Industries Ltd	115,200	2,028
Sumitomo Mitsui Financial Group Inc	864,400	21,982
Sumitomo Mitsui Trust Holdings Inc	9,600	246
Sumitomo Pharma Co Ltd *	29,600	147
Sumitomo Riko Co Ltd	2,400	26
Suntory Beverage & Food Ltd	626,300	20,055
Suzuken Co Ltd/Aichi Japan	59,600	1,890
Suzuki Motor Corp	112,600	1,377
System Research Co Ltd	3,200	35
System Support Inc	2,300	31
Systena Corp	44,900	102
T&D Holdings Inc	137,900	2,899
Taiho Kogyo Co Ltd, Cl A	5,300	22
Taiyo Yuden Co Ltd	71,700	1,198
Takashimaya Co Ltd	510,100	4,198
Takeda Pharmaceutical Co Ltd	283,200	8,164
Tanabe Consulting Group Co Ltd	3,100	27
TDK Corp	2,556,600	27,330
TechMatrix Corp	4,600	67
Teikoku Electric Manufacturing Co Ltd	8,700	178
Temairazu Inc	4,000	83
Terumo Corp	302,700	5,399
TIS Inc	192,100	5,338
Toei Animation Co Ltd	819,900	18,021
Toho Co Ltd/Tokyo	30,300	1,431
Tokio Marine Holdings Inc	128,800	4,582
Tokyo Electron Ltd	5,700	851

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyo Tatemono Co Ltd	79,900	$1,275
Tokyu Fudosan Holdings Corp	702,100	4,579
Toli Corp	9,800	30
Toray Industries Inc	1,137,800	7,574
Toshiba TEC Corp	7,500	151
Towa Bank Ltd/The	6,200	27
Toyo Engineering Corp	25,300	117
Toyokumo Inc	2,200	35
Toyota Motor Corp	205,400	3,722
Toyota Tsusho Corp	81,300	1,362
Trend Micro Inc/Japan	170,100	12,502
Tsubakimoto Chain Co	19,500	249
Unipres Corp	8,600	60
USS Co Ltd	134,500	1,229
Vital KSK Holdings Inc	6,300	49
Wacom Co Ltd	31,600	131
Waseda Academy Co Ltd	3,800	51
WingArc1st Inc	3,100	72
Wowow Inc	2,300	15
Xebio Holdings Co Ltd	11,100	90
YAMABIKO Corp	2,000	33
Yamagata Bank Ltd/The	4,000	37
Yamaha Corp	4,202,259	31,020
Yamaichi Electronics Co Ltd	3,900	54
Yokogawa Electric Corp	10,000	192
Yokohama Rubber Co Ltd/The	53,100	1,184
Yokowo Co Ltd	26,400	255
Yossix Holdings Co Ltd	11,900	225
Yushin Precision Equipment Co Ltd	5,700	24
Yutaka Giken Co Ltd	2,100	28
Zenrin Co Ltd	4,100	27
ZIGExN Co Ltd	54,700	155
		816,481

Kuwait — 0.0%
Boubyan Bank KSCP	890,580	1,933

Luxembourg — 1.0%
ArcelorMittal SA	1,365,437	39,094
Spotify Technology SA *	64,941	39,485
		78,579

Macao — 0.7%
Galaxy Entertainment Group Ltd	5,268,000	21,668
Sands China Ltd *	14,342,178	32,880
		54,548

Malaysia — 0.1%
AMMB Holdings Bhd	1,239,600	1,602
CIMB Group Holdings Bhd	1,317,100	2,313
Hong Leong Bank Bhd	213,500	1,026
Hong Leong Financial Group Bhd	32,300	133
Jaya Tiasa Holdings BHD	87,300	25
Pantech Group Holdings Bhd	216,400	41
Petronas Dagangan Bhd	8,700	37
Public Bank Bhd	833,900	848

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RHB Bank Bhd	293,600	$455
Sunway Bhd	1,516,900	1,570
Wasco Bhd *	116,600	27
Wellcall Holdings Bhd	37,400	13
		8,090

Mexico — 0.1%
Arca Continental SAB de CV	52,400	542
Grupo Aeroportuario del Sureste SAB de CV, Cl B	46,540	1,254
Industrias Penoles SAB de CV	80,300	1,237
Southern Copper Corp	34,949	3,108
		6,141

Netherlands — 4.4%
ABN AMRO Bank NV	90,540	1,721
Adyen NV *	11,386	20,837
Arcadis NV	23,300	1,159
Argenx SE ADR *	4,375	2,733
ASML Holding NV	63,796	45,492
ASML Holding NV, Cl G	8,651	6,134
Euronext NV	7,344	930
Heineken NV	22,077	1,870
IMCD NV	145,407	21,634
ING Groep NV	1,998,989	35,678
Koninklijke Ahold Delhaize NV	728,402	25,734
Koninklijke KPN NV	2,294,530	8,782
Koninklijke Philips NV *	549,561	14,341
Koninklijke Vopak NV	40,543	1,717
NN Group NV	8,839	449
Randstad NV	646,491	26,173
SBM Offshore NV	100,408	2,119
Signify NV	1,458,122	31,129
Stellantis NV	700,397	9,037
Universal Music Group NV	892,417	24,894
Wolters Kluwer NV	410,142	63,236
		345,799

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp Ltd	133,962	2,565
Xero Ltd *	10,625	1,142
		3,707

Norway — 0.7%
DNB Bank ASA	190,184	4,396
Equinor ASA	1,108,903	25,798
Gjensidige Forsikring ASA	882,113	18,107
Kongsberg Gruppen ASA	41,781	5,092
Norsk Hydro ASA	210,355	1,245
Telenor ASA	78,039	1,012
		55,650

Peru — 0.0%
Credicorp Ltd	2,607	477
Intercorp Financial Services Inc	6,356	204
		681

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philippines — 0.0%
International Container Terminal Services Inc	406,130	$2,450

Poland — 0.2%
11 bit studios SA *	81	4
Alior Bank SA	59,597	1,420
Bank Polska Kasa Opieki SA	26,479	1,134
CCC SA *	26,188	1,242
CD Projekt SA	15,491	864
InPost SA *	63,984	1,110
Lubelski Wegiel Bogdanka SA	8,005	46
ORLEN SA	90,032	1,423
Powszechny Zaklad Ubezpieczen SA	682,914	9,247
Rainbow Tours SA	4,051	128
		16,618

Portugal — 0.1%
Banco Comercial Portugues SA, Cl R	2,347,109	1,312
Galp Energia SGPS SA, Cl B	156,877	2,593
		3,905

Qatar — 0.0%
Gulf International Services QSC	165,335	150
Ooredoo QPSC	654,105	2,235
Qatar Insurance Co SAQ	233,109	127
		2,512

Saudi Arabia — 0.5%
Arab National Bank	629,648	3,631
Arabian Internet & Communications Services Co	15,944	1,358
Astra Industrial Group	50,401	2,467
Elm Co	9,626	2,731
Etihad Etisalat Co	888,228	14,684
Mobile Telecommunications Co Saudi Arabia	171,049	495
Riyad Bank	319,719	2,513
Saudi Chemical Co Holding	752,657	1,857
Saudi Electricity Co	156,343	693
Saudi Telecom Co	472,659	5,703
Zamil Industrial Investment Co *	20,901	192
		36,324

Singapore — 1.0%
CapitaLand Integrated Commercial Trust ‡	780,500	1,143
DBS Group Holdings Ltd	364,240	12,464
Genting Singapore Ltd	498,800	271
Grab Holdings Ltd, Cl A *	939,433	4,556
Hafnia Ltd	120,684	519
Keppel DC REIT ‡	1,808,400	2,784
Oversea-Chinese Banking Corp Ltd	1,118,900	14,315
SATS Ltd	634,900	1,434
Sea Ltd ADR *	202,650	25,791
Singapore Airlines Ltd	284,000	1,434
Singapore Exchange Ltd	911,600	9,116

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STMicroelectronics NV, Cl Y	303,809	$7,501
		81,328

South Africa — 0.4%
ArcelorMittal South Africa Ltd *	6,024	–
Capitec Bank Holdings Ltd	8,187	1,355
Clicks Group Ltd	1,475,466	27,374
Old Mutual Ltd	3,464,964	2,362
Sanlam Ltd	484,107	2,246
		33,337

South Korea — 3.6%
Alteogen Inc *	5,039	1,343
BNK Financial Group Inc	875,082	6,686
Daeduck Co Ltd	8,141	39
DGB Financial Group Inc	41,545	264
Doosan Bobcat Inc	950,000	30,621
Fila Holdings Corp	1,003,953	25,735
Hana Financial Group Inc	313,955	12,803
HD Hyundai Electric Co Ltd	6,264	1,417
HD Hyundai Heavy Industries Co Ltd	16,703	3,378
Hugel Inc *	6,803	1,479
KB Financial Group Inc	169,456	9,091
Kia Corp	27,787	1,777
Korea Airport Service Co Ltd *	762	27
KT&G Corp	411,143	27,615
LG Corp *	516,319	23,543
LG Electronics Inc	102,716	5,562
LG H&H Co Ltd *	142,116	31,042
LigaChem Biosciences Inc *	15,985	1,210
Meritz Financial Group Inc	20,680	1,715
Mgame Corp	3,992	14
Multicampus Co Ltd	1,193	26
NAVER Corp	24,546	3,487
NCSoft Corp *	939	109
NEPES Corp *	4,981	26
Samsung Biologics Co Ltd *	1,653	1,266
Samsung Electronics Co Ltd	1,772,485	66,327
Samyang Foods Co Ltd	2,038	1,201
Shinhan Financial Group Co Ltd	538,384	17,029
SK Biopharmaceuticals Co Ltd *	15,915	1,250
SK Hynix Inc	32,778	4,350
Woori Financial Group Inc	183,363	2,080
		282,512

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	29,031	1,554
Aena SME SA	31,317	6,951
Amadeus IT Group SA, Cl A	293,313	22,206
Banco Bilbao Vizcaya Argentaria SA	1,628,202	21,639
CaixaBank SA	5,882,137	40,698
Iberdrola SA	497,961	7,209
Industria de Diseno Textil SA	942,570	50,780

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inmobiliaria Colonial Socimi SA ‡	216,178	$1,273
		152,310

Sweden — 2.0%
AAK AB	88,162	2,472
AddTech AB, Cl B	41,186	1,245
Alfa Laval AB	34,305	1,487
Assa Abloy AB, Cl B	1,053,544	32,421
Billerud Aktiebolag	115,962	1,294
Essity AB, Cl B	61,677	1,702
Fastighets AB Balder, Cl B *	307,701	2,189
Getinge AB, Cl B	181,007	3,589
H & M Hennes & Mauritz AB, Cl B	481,932	6,481
Hexagon AB, Cl B	2,560,003	29,609
Husqvarna AB, Cl B	91,996	474
Mycronic AB	3,748	159
Sandvik AB	73,063	1,594
Securitas AB, Cl B	1,639,542	23,773
Skandinaviska Enskilda Banken AB, Cl A	722,544	11,646
Skanska AB, Cl B	146,136	3,478
Svenska Handelsbanken AB, Cl A	7,682	97
Swedish Orphan Biovitrum AB *	40,025	1,180
Telefonaktiebolaget LM Ericsson ADR	3,567,927	29,400
Volvo AB, Cl B	43,576	1,357
Volvo Car AB, Cl B *	309,434	656
		156,303

Switzerland — 5.9%
ABB Ltd	696,403	37,568
Accelleron Industries AG	56,654	2,700
Belimo Holding AG	4,716	3,196
Cie Financiere Richemont SA, Cl A	33,412	6,852
dormakaba Holding AG	1,876	1,363
DSM-Firmenich AG	27,656	2,971
Geberit AG	1,990	1,171
Givaudan SA	3,305	14,906
Julius Baer Group Ltd	434,974	29,377
Logitech International SA	364,381	36,135
Nestle SA	206,263	19,927
On Holding AG, Cl A *	213,614	10,356
Partners Group Holding AG	30,065	44,554
Roche Holding AG	433,637	144,526
Schindler Holding AG	59,915	18,409
Sportradar Group AG, Cl A *	68,848	1,488
Swatch Group AG/The	162,545	31,679
Swissquote Group Holding SA	7,145	2,930
UBS Group AG	1,165,515	40,416
VAT Group AG	49,080	18,590
Zehnder Group AG	2,587	155
		469,269

Taiwan — 4.2%
Acter Group Corp Ltd	122,000	1,557
Anpec Electronics Corp	24,000	127
Arcadyan Technology Corp	375,000	2,133

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Asia Optical Co Inc	251,000	$1,518
ASROCK Inc	240,634	1,809
Asustek Computer Inc	1,480,000	30,291
Bizlink Holding Inc	72,000	1,273
China Airlines Ltd	4,022,000	2,882
Compal Electronics Inc	3,865,000	4,518
Cyberlink Corp	55,000	214
CyberPower Systems Inc	700	7
Elite Advanced Laser Corp *	213,000	1,734
eMemory Technology Inc	14,000	1,225
Ennoconn Corp	89,000	844
Eva Airways Corp	2,146,000	2,786
Evergreen Marine Corp Taiwan Ltd	2,080,800	13,510
Far Eastern New Century Corp	2,664,000	2,587
FIT Hon Teng Ltd *	457,000	182
FocalTech Systems Co Ltd	46,000	111
General Interface Solution Holding Ltd *	341,184	570
General Plastic Industrial Co Ltd	29,000	32
Genesys Logic Inc	76,000	378
Global Unichip Corp	22,000	872
Himax Technologies Inc ADR	426,760	4,302
IBF Financial Holdings Co Ltd	5,094,141	2,222
International Games System Co Ltd	460,000	13,564
ITE Technology Inc	69,783	328
Keystone Microtech Corp	6,000	76
KGI Financial Holding Co Ltd	4,185,000	2,304
King Slide Works Co Ltd	9,000	532
Lanner Electronics Inc	480	2
Lotes Co Ltd	295,000	14,548
MediaTek Inc	711,146	31,809
Mitac Holdings Corp	673,000	1,417
MPI Corp	89,000	2,076
Nanya Technology Corp *	142,000	164
Novatek Microelectronics Corp	788,311	12,905
Nuvoton Technology Corp	62,000	173
Parade Technologies Ltd	38,000	779
Pegatron Corp	367,000	1,048
Pixart Imaging Inc	86,000	700
Pou Chen Corp	4,686,000	5,436
Radiant Opto-Electronics Corp	285,000	1,708
Realtek Semiconductor Corp	1,113,000	18,364
San Fang Chemical Industry Co Ltd	43,000	66
Silicon Motion Technology Corp ADR	16,889	947
Simplo Technology Co Ltd	77,000	873
Sitronix Technology Corp	65,000	427
Solteam Inc	40,000	81
Sunrex Technology Corp	123,000	258
Taishin Financial Holding Co Ltd	2,271,000	1,198
Taiwan Semiconductor Manufacturing Co Ltd	2,865,000	87,385
Taiwan Semiconductor Manufacturing Co Ltd ADR	250,277	45,183
Uni-President Enterprises Corp	593,000	1,460

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VIA Labs Inc	12,000	$47
Via Technologies Inc	376,000	1,031
Wan Hai Lines Ltd	367,000	926
Weblink International Inc	41,000	75
Winbond Electronics Corp *	1,851,000	1,041
Wowprime Corp	17,000	121
Yang Ming Marine Transport Corp	1,063,000	2,332
Yield Microelectronics Corp	53,146	161
Youngtek Electronics Corp	24,000	45
Zhen Ding Technology Holding Ltd	47,000	165
		329,439

Thailand — 0.6%
Advanced Info Service PCL	447,700	3,620
Bangkok Bank PCL NVDR	4,271,700	18,966
Charoen Pokphand Foods PCL NVDR	1,655,800	1,184
Intouch Holdings PCL NVDR	1,466,900	3,403
Krung Thai Bank PCL NVDR	6,984,300	4,605
PTT Exploration & Production PCL NVDR	1,686,800	5,391
SCB X PCL	2,953,000	10,557
Somboon Advance Technology PCL NVDR	77,900	28
TMBThanachart Bank PCL NVDR	3,823,200	215
		47,969

Turkey — 0.0%
Agesa Hayat ve Emeklilik AS	15,215	59
Akbank TAS	706,961	1,308
		1,367

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	338,864	1,056
Abu Dhabi Islamic Bank PJSC	464,044	2,148
ADNOC Drilling Co PJSC	3,761,029	5,622
Adnoc Gas PLC	715,844	657
ADNOC Logistics & Services	102,592	140
Aldar Properties PJSC	286,743	698
Dubai Islamic Bank PJSC	302,291	637
Emaar Development PJSC	900,618	3,169
Emaar Properties PJSC	8,012,006	29,596
Emirates Integrated Telecommunications Co PJSC	47,543	104
Emirates NBD Bank PJSC	1,082,090	6,508
Emirates Telecommunications Group Co PJSC	46,331	210
Salik Co PJSC	1,802,825	2,481
Sharjah Islamic Bank	64,842	49
		53,075

United Kingdom — 12.0%
Anglo American PLC	1,118,690	33,005
Anglogold Ashanti Plc	44,130	1,301
Barclays PLC	5,866,069	23,178
Barclays PLC ADR	1,974,261	31,272
BP PLC	5,736,872	31,598
Breedon Group PLC	38,135	213
British American Tobacco PLC	908,338	35,293

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Burberry Group PLC	3,560,774	$49,030
Centrica PLC	7,519,879	14,206
Diageo PLC	1,579,942	43,301
Diploma PLC	366,299	20,898
Dr Martens PLC	156,032	129
Experian PLC	903,171	43,067
FDM Group Holdings PLC	9,669	27
Ferrexpo PLC *	715,581	675
Gamma Communications PLC	430	7
Halma PLC	1,034,923	36,729
HSBC Holdings PLC	3,105,967	36,872
Imperial Brands PLC	1,018,295	35,868
InterContinental Hotels Group PLC	202,729	25,423
International Consolidated Airlines Group SA	1,856,210	8,207
Intertek Group PLC	229,626	14,918
Investec PLC	773,765	5,027
ITV PLC	36,282,459	32,559
J Sainsbury PLC	9,217,623	30,088
JD Sports Fashion PLC	28,591,852	28,275
London Stock Exchange Group PLC	313,945	46,990
Morgan Sindall Group PLC	293	12
NatWest Group PLC	5,576,502	33,827
Ninety One PLC	138,672	247
Reckitt Benckiser Group PLC	1,273,824	84,395
RELX PLC	873,090	42,267
Sage Group PLC/The	209,507	3,362
Shell PLC	841,298	28,307
Smith & Nephew PLC	1,180,081	17,146
Smiths News PLC	201	–
Standard Chartered PLC	709,015	11,427
Subsea 7 SA	42,132	651
Tesco PLC	3,425,879	16,443
Travis Perkins PLC	759,790	6,266
Unilever PLC	926,870	52,594
WPP PLC	3,389,535	27,523
		952,623

United States — 1.4%
Envista Holdings Corp *	1,960,098	39,163
Harley-Davidson Inc	1,073,606	27,656
Novartis AG	146,934	16,002
Western Union Co/The	2,773,459	30,036
		112,857

Vietnam — 0.2%
Vietnam Dairy Products JSC	5,341,600	13,010

Total Common Stock
(Cost $6,364,877) ($ Thousands)		7,554,208

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 1.7%
Brazil — 0.5%
Cia Energetica de Minas Gerais (B)	8,779,490	$16,591
Itau Unibanco Holding SA (B)	2,512,900	13,784
Metalurgica Gerdau SA (B)	345,300	537
Petroleo Brasileiro SA (B)	953,800	5,861
Schulz SA (B)	31,000	30
		36,803

Germany — 1.2%
Henkel AG & Co KGaA (B)	535,512	46,317
Sartorius AG (B)	67,184	16,879
Volkswagen AG (B)	330,000	35,666
		98,862

Total Preferred Stock
(Cost $138,240) ($ Thousands)		135,665
	Number of Rights
RIGHTS — 0.0%
Malaysia — 0.0%
Pantech Group Holdings Bhd *‡‡	8,656	–
Taiwan — 0.0%
Mitac Holdings Corp *‡‡	15,618	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	72,011,957	72,012
Total Cash Equivalent
(Cost $72,012) ($ Thousands)		72,012
Total Investments in Securities — 98.0%
(Cost $6,575,129) ($ Thousands)		$7,761,885

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	286	Mar-2025	$14,774	$16,228	$1,383
FTSE 100 Index	100	Mar-2025	10,281	11,068	649
Hang Seng Index	57	Mar-2025	8,355	8,417	64
S&P TSX 60 Index	29	Mar-2025	6,076	6,165	107
SPI 200 Index	88	Mar-2025	11,372	11,125	(188)
TOPIX Index	94	Mar-2025	16,567	16,693	(407)
			$67,425	$69,696	$1,608

A list of the open OTC Swap agreement held by the Fund at February 28, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	8,128	$15,009	$–	$15,009
								$15,009	$–	$15,009

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 28, 2025:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

236,006	NOVARTIS AG	$23,271	$2,035	286.3%
242,800	ITOCHU CORP	12,090	(1,520)	148.7
226,414	RELX PLC	11,004	(177)	135.4
269,470	BUREAU VERITAS	8,375	(305)	103.0
58,651	LOBLAW COS LTD	8,032	(400)	98.8
482,701	ENGIE SA	7,577	1,038	93.2
26,453	SCHNEIDER SA	6,929	(544)	85.2
98,358	DANONE	6,716	267	82.6
104,042	UNILEVER PLC	6,177	(312)	76.0
1,189,545	NATWEST GROUP PLC	6,132	977	75.4
188,985	UBS GROUP AG	6,006	403	73.9
135,300	CHUGAI PHARMACEUTICAL CO LTD	5,767	914	71.0
90,920	BNP PARIBAS	5,619	1,241	69.1
570,500	JAPAN POST HOLDINGS CO LTD	5,617	366	69.1
752,891	ENEL SPA	5,552	61	68.3
45,456	EURONEXT NV	5,206	470	64.0
227,161	EQUINOR ASA	5,169	113	63.6
41,020	NEXT PLC	5,130	(4)	63.1
510,952	HSBC HOLDINGS PLC	4,938	1,018	60.7
941,258	MARKS & SPENCER GROUP PLC	4,749	(593)	58.4
44,037	PUBLICIS	4,719	(385)	58.1
635,607	ROLLS-ROYCE HOLDINGS PLC	4,709	1,246	57.9
945,591	TESCO PLC	4,477	4	55.1
94,864	3I GROUP PLC	4,451	230	54.8
504,000	CLP HOLDINGS	4,190	(56)	51.6
289,795	CREDIT AGRICOLE	4,007	777	49.3
119,156	HALMA PLC	3,918	258	48.2
97,900	HKEX	3,787	588	46.6
136,357	AMER SPORTS INC	3,770	268	46.4

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

7,902,000	PICC GROUP	$3,750	$166	46.1%
127,000	NS SOLUTIONS CORP	3,420	(156)	42.1
1,353	HERMES INTL	3,417	419	42.0
4,853,880	LLOYDS BANKING GROUP PLC	3,411	1,014	42.0
24,570	GTT	3,361	361	41.4
52,600	ADVANTEST CORP	3,274	(467)	40.3
154,175	DNB ASA	3,171	348	39.0
33,953	SANOFI	3,169	484	39.0
96,114	IMPERIAL BRANDS PLC	3,168	248	39.0
913,569	BARCLAYS PLC	3,134	478	38.6
227,000	TDK CORP	2,984	(626)	36.7
18,119	GAMES WORKSHOP GROUP PLC	2,952	326	36.3
42,556	AMUNDI SA	2,880	136	35.4
765,293	INTL CONSOLIDATED AIRLINE	2,876	483	35.4
433,100	TORAY INDUSTRIES INC	2,854	(21)	35.1
30,364	COMPAGNIE DE SAINT GOBAIN	2,819	206	34.7
4,411	ZURICH INSURANCE GROUP AG	2,732	142	33.6
12,050	SAFRAN SA	2,664	454	32.8
73,922	COCA-COLA HBC AG	2,600	500	32.0
206,501	STANDARD CHARTERED PLC	2,598	675	32.0
1,278,000	CHINA LIFE	2,403	60	29.6
74,590	BOLIDEN	2,212	377	27.2
100,400	SONY GROUP CORP	2,164	305	26.6
125,447	SAGE GROUP PLC/THE	2,078	(90)	25.6
51,963	DASSAULT SYSTEMES	2,053	(8)	25.3
433,410	HALEON PLC	2,024	143	24.9
85,400	CARNIVAL ADR	2,011	(185)	24.7
8,216	ESSILORLUXOTTICA	1,994	444	24.5
49,298	LA FRAN DJ	1,933	(68)	23.8
30,254	CRANSWICK PLC	1,914	(69)	23.5
50,218	JD.COM INC	1,844	241	22.7
306,387	BALFOUR BEATTY PLC	1,774	-	21.8
71,963	ANGLOGOLD ASHANTI PLC	1,767	336	21.7
383,442	INTERNATIONAL DISTRIBUTION	1,761	(17)	21.7
34,427	MORGAN SINDALL GROUP PLC	1,675	(249)	20.6
74,907	SMITHS GROUP PLC	1,662	221	20.4
18,073	LEG IMMOBILIEN SE	1,492	3	18.4
755,386	QUILTER PLC	1,490	(63)	18.3
229,372	BOLLORE SE	1,386	(12)	17.0
55,596	CDN UTILITIES	1,383	(64)	17.0
56,589	ALSTOM	1,335	(108)	16.4
115,745	ST JAMES'S PLACE PLC	1,329	199	16.4
137,347	PLAYTECH PLC	1,283	(28)	15.8
43,675	KLEPIERRE	1,276	106	15.7
153,076	BABCOCK INTL GROUP PLC	1,250	(51)	15.4
8,503	ASTRAZENECA PLC	1,246	125	15.3
100,204	IG GROUP HOLDINGS PLC	1,244	(39)	15.3
149,713	SUPER GROUP SGHC LTD	1,244	(124)	15.3
71,338	CENTESSA PHARMACEUTICALS PLC	1,236	(140)	15.2
171,000	VOLUTION GROUP PLC	1,235	(145)	15.2
204,467	AJ BELL PLC	1,229	(140)	15.1
29,401	VERONA PHARMA PLC - ADR	1,210	826	14.9
1,794	MH MOET HENNESSY LOUIS VUITTON	1,198	91	14.7
149,291	DRAX GROUP PLC	1,194	(59)	14.7
9,728	INTERCONTINENTAL HOTELS GROUP	1,183	25	14.6
207,227	AIB GROUP	1,166	273	14.3
161,229	EASYJET PLC	1,161	(121)	14.3
162,800	AIA	1,154	77	14.2
13,097	UNIBAIL-RODAMCO-WESTFIELD	1,057	56	13.0
9,845	VINCI SA	1,032	95	12.7
325,697	CANAL SA ORD	857	707	10.5

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(119,985)	CANADIAN NATIONAL RAILWAY	$(12,353)	$236	(152.0)%
(619,400)	ONO PHARMACEUTICAL CO LTD	(6,715)	100	(82.6)
(30,709)	THOMSON REUTERS CORP	(5,429)	(79)	(66.8)
(530,900)	KYOCERA CORP	(5,268)	(533)	(64.8)
(162,000)	AGC INC	(4,882)	91	(60.1)
(129,803)	PORSCHE AUTOMOBIL HOLDING SE	(4,845)	(196)	(59.6)
(101,265)	ASR NEDERLND AIW	(4,775)	(539)	(58.8)
(152,957)	HYDRO ONE LTD	(4,739)	(163)	(58.3)
(158,000)	TOTO LTD	(4,045)	(28)	(49.8)
(75,268)	TORONTO DOM BK	(4,003)	(546)	(49.2)
(41,481)	SPIRAX GROUP PLC	(3,759)	(9)	(46.2)
(74,765)	INTERPUMP GROUP	(3,562)	756	(43.8)
(70,400)	YAMATO KOGYO CO LTD	(3,423)	(219)	(42.1)
(167,076)	SIG GROUP AG	(3,330)	44	(41.0)
(135,795)	ADECCO GROUP AG-REG	(3,229)	(424)	(39.7)
(2,226)	PARTNERS GROUP	(3,179)	(59)	(39.1)
(5,614,000)	GENTING SINGAPORE LIMITED	(3,136)	119	(38.6)
(764,928)	B&M EUROPEAN VALUE RETAIL SA	(3,086)	371	(38.0)
(430,402)	KINNEVIK B	(3,034)	(425)	(37.3)
(125,457)	VALMET OYJ	(3,003)	(496)	(36.9)
(309,500)	SG HOLDINGS CO LTD	(2,959)	(164)	(36.4)
(222,800)	SAWAI GROUP HOLDINGS CO LTD	(2,936)	141	(36.1)
(280,345)	HOWDEN JOINERY GROUP PLC	(2,896)	192	(35.6)
(66,045)	MAGNA INTL A	(2,895)	471	(35.6)
(246,400)	RICOH CO LTD	(2,848)	215	(35.0)
(20,857)	TFI International Inc	(2,830)	942	(34.8)
(24,232)	COLOPLAST B	(2,789)	228	(34.3)
(92,813)	POWER CORP CAN	(2,777)	(374)	(34.2)
(322,290)	SAMPO OYJ A	(2,717)	(116)	(33.4)
(75,900)	ZENKOKU HOSHO CO LTD	(2,698)	(107)	(33.2)
(857,571)	STOCKLAND	(2,693)	(42)	(33.1)
(542,737)	NEXI SPA	(2,649)	(205)	(32.6)
(644,714)	SCHRODERS PLC	(2,590)	(383)	(31.9)
(2,855,000)	MAPLETREE PAN ASIA COMMERCIAL	(2,559)	79	(31.5)
(15,300)	BKW SA	(2,554)	(114)	(31.4)
(16,923)	BOYD GROUP SERVICES INC	(2,527)	(300)	(31.1)
(78,354)	SPECTRIS PLC	(2,470)	(349)	(30.4)
(271,000)	KS HOLDINGS CORP	(2,467)	(30)	(30.4)
(33,319)	JYSKE BANK	(2,448)	(239)	(30.1)
(1,464,770)	SPARK NEW ZEALAND LTD	(2,439)	596	(30.0)
(12,940)	WASTE CONNECTIONS INC	(2,421)	(40)	(29.8)
(238,600)	VENTURE CORPORATION LTD	(2,333)	123	(28.7)
(75,312)	ATS CORP	(2,311)	130	(28.4)
(564,109)	LENDLEASE GROUP	(2,311)	165	(28.4)
(188,650)	BURBERRY GROUP PLC	(2,281)	(279)	(28.1)
(194,600)	LIXIL CORP	(2,183)	(1)	(26.9)
(135,600)	NIPPON EXPRESS HOLDINGS INC	(2,161)	(214)	(26.6)
(2,308,255)	ITV PLC	(2,146)	97	(26.4)
(51,381)	PUMA SE	(2,129)	602	(26.2)
(138,607)	MONDI PLC	(2,088)	(37)	(25.7)
(98,358)	ERG	(2,085)	234	(25.7)
(292,913)	BENDIGO AND ADELAIDE BANK	(2,050)	99	(25.2)
(21,108)	BCV N	(2,023)	(209)	(24.9)
(758,036)	MAN GROUP PLC/JERSEY	(2,022)	6	(24.9)
(30,195)	JULIUS BAER N	(1,996)	(15)	(24.6)
(2,002,511)	XINYI GLASS	(1,985)	91	(24.4)
(8,419)	TECAN HLD N	(1,943)	137	(23.9)
(24,570)	FISCHER N	(1,937)	59	(23.8)
(37,943)	MIZRAHI TEFAHOT BANK LTD	(1,848)	68	(22.7)
(475,100)	CITY DEVT LTD	(1,820)	30	(22.4)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(14,400)	NITORI HOLDINGS CO LTD	$(1,806)	$338	(22.2)%
(187,700)	AMADA CO LTD	(1,794)	18	(22.1)
(65,887)	Galapagos NV Galapagos NV Sponsored ADR	(1,764)	59	(21.7)
(74,200)	SUMITOMO METAL MINING CO LTD	(1,709)	109	(21.0)
(828,750)	METCASH LTD	(1,695)	46	(20.9)
(543,994)	HARVEY NORMAN HOLDINGS LTD	(1,688)	(64)	(20.8)
(284,300)	CITIZEN WATCH CO LTD	(1,685)	16	(20.7)
(38,685)	HUGO BOSS N	(1,684)	(83)	(20.7)
(65,900)	YASKAWA ELECTRIC CORP	(1,683)	(66)	(20.7)
(55,339)	CDN APART UN	(1,653)	102	(20.3)
(70,200)	THK CO LTD	(1,651)	(107)	(20.3)
(104,202)	MEDIPAL HOLDINGS CORP	(1,648)	145	(20.3)
(130,758)	NORTHLAND POWER INC	(1,648)	(171)	(20.3)
(108,544)	SEEK LTD	(1,646)	41	(20.3)
(192,145)	RS GROUP PLC	(1,641)	175	(20.2)
(9,108)	SWATCH GROUP I	(1,635)	(118)	(20.1)
(162,653)	EDP RENOVAVEIS	(1,617)	176	(19.9)
(495,850)	IGO LTD	(1,583)	302	(19.5)
(83,236)	DOMINO'S PIZZA ENTERPRISES L	(1,553)	99	(19.1)
(23,670)	REMY COINTREAU	(1,530)	291	(18.8)
(149,502)	INFRASTRUTTURE WIRELESS ITALIANE SPA (IT	(1,525)	33	(18.8)
(233,840)	DAVIDE CAMPARI-MILANO NV	(1,514)	134	(18.6)
(480,062)	ILUKA RESOURCES LTD	(1,509)	282	(18.6)
(22,628)	BACHEM N	(1,506)	62	(18.5)
(190,665)	PENNON GROUP PLC	(1,489)	462	(18.3)
(192,673)	FABEGE	(1,482)	(54)	(18.2)
(13,262)	NEXANS	(1,480)	102	(18.2)
(10,808)	ASCENDIS PHA-ADR	(1,476)	(204)	(18.2)
(124,600)	HAMAMATSU PHOTONICS KK	(1,464)	173	(18.0)
(68,500)	JARDINE CYCLE CARRIAGE LTD	(1,463)	116	(18.0)
(138,615)	UMICORE	(1,450)	199	(17.8)
(43,634)	DIAGEO PLC	(1,440)	246	(17.7)
(1,521,800)	BUD APAC	(1,434)	(184)	(17.6)
(246,393)	ELEKTA B	(1,412)	68	(17.4)
(32,447)	RANDSTAD NV	(1,405)	111	(17.3)
(41,620)	BECHTLE	(1,379)	(40)	(17.0)
(6,815)	DASSAULT AVIAT.	(1,361)	(374)	(16.7)
(33,242)	BROOKFIELD INFRASTRUCTURE-A	(1,329)	(12)	(16.3)
(293,146)	ALGONQUIN PWR & UTILS CORP	(1,323)	(92)	(16.3)
(141,324)	SFL CORP LTD	(1,312)	37	(16.1)
(137,959)	BREMBO N.V.	(1,302)	(71)	(16.0)
(136,100)	ASMPT	(1,294)	235	(15.9)
(6,904)	SOPRA STERIA GROUP	(1,279)	185	(15.7)
(32,600)	KOBAYASHI PHARMACEUTICAL CO LTD	(1,272)	92	(15.7)
(11,936)	GALDERMA GROUP AG	(1,267)	(177)	(15.6)
(69,700)	GMO INTERNET GROUP INC	(1,264)	(27)	(15.5)
(23,793)	Anheuser-Busch InBev SA/NV	(1,261)	(165)	(15.5)
(243,670)	RENTOKIL INITIAL PLC	(1,255)	45	(15.4)
(46,231)	AZIMUT HLDG	(1,252)	1	(15.4)
(179,631)	NEW MELROSE INDUSTRIES PLC	(1,244)	(195)	(15.3)
(19,303)	BRENNTAG SE	(1,226)	(45)	(15.1)
(105,007)	IVANHOE MINES LTD	(1,221)	225	(15.0)
(22,768)	SYDBANK	(1,221)	(175)	(15.0)
(19,791)	RESTAURANT BRANDS INTERN	(1,213)	(79)	(14.9)
(218,866)	HUSQVARNA B	(1,211)	99	(14.9)
(106,600)	AISIN CORP	(1,206)	(42)	(14.8)
(1,178,000)	SINO LAND	(1,203)	32	(14.8)
(43,014)	OPEN TEXT CORP	(1,182)	76	(14.5)
(469,504)	M&G PLC	(1,182)	(59)	(14.5)
(57,954)	BAYER AG	(1,180)	(182)	(14.5)
(90,943)	RIOCAN REAL UN	(1,179)	(50)	(14.5)
(141,300)	JGC HOLDINGS CORP	(1,177)	146	(14.5)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(252,000)	SINGAPORE AIRLINES LTD	$(1,177)	$(90)	(14.5)%
(28,522)	BRP INC	(1,173)	38	(14.4)
(107,000)	JFE HOLDINGS INC	(1,170)	(150)	(14.4)
(50,329)	BCE INC	(1,169)	10	(14.4)
(257,261)	SNAM SPA	(1,168)	(98)	(14.4)
(24,852)	LUNDBERGFRETAGEN B	(1,165)	(66)	(14.3)
(299,500)	OJI HOLDINGS CORP	(1,164)	(65)	(14.3)
(104,600)	YAMATO HOLDINGS CO LTD	(1,164)	(158)	(14.3)
(157,900)	SUMCO CORP	(1,163)	(18)	(14.3)
(35,600)	CANON MARKETING JAPAN INC	(1,161)	(32)	(14.3)
(8,889)	BEIERSDORF	(1,159)	(54)	(14.3)
(1,256,800)	MAPLETREE LOGISTICS TRUST	(1,156)	15	(14.2)
(24,297)	SALMAR ASA	(1,155)	(41)	(14.2)
(69,800)	STANLEY ELECTRIC CO LTD	(1,152)	39	(14.2)
(36,834)	RUSSEL METAL	(1,148)	98	(14.1)
(512,100)	WILMAR INTL	(1,146)	(64)	(14.1)
(84,000)	KIRIN HOLDINGS CO LTD	(1,144)	23	(14.1)
(284,700)	SEMBCORP INDUST	(1,141)	(139)	(14.0)
(844,804)	REGION GROUP	(1,136)	33	(14.0)
(150,655)	IDP EDUCATION LTD	(1,132)	196	(13.9)
(173,510)	PHOENIX GROUP HOLDINGS PLC	(1,128)	6	(13.9)
(4,772)	SARTORIUS	(1,122)	(64)	(13.8)
(121,284)	DHT HOLDINGS INC	(1,084)	(181)	(13.3)
(82,100)	KOITO MFG CO LTD	(1,050)	25	(12.9)
(4,607,000)	PACIFIC BASIN	(1,037)	115	(12.8)

Percentages are based on Net Assets of $7,916,448 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$35,680	$9	$(35,607)	$(46)	$(36)	$—	$77	$—
SEI Daily Income Trust, Government Fund, Institutional Class	49,270	649,764	(627,022)	—	—	72,012	4,458	—
Totals	$84,950	$649,773	$(662,629)	$(46)	$(36)	$72,012	$4,535	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%
Argentina — 0.0%
Vista Energy SAB de CV ADR *	1,284	$65

Australia — 3.3%
ANZ Group Holdings Ltd	5,132	96
Aristocrat Leisure Ltd	10,310	465
Brambles Ltd	20,638	270
Breville Group Ltd	1,817	40
Capral Ltd	9,442	62
Cettire Ltd *	14,084	10
Charter Hall Group ‡	3,817	41
Civmec Australia Ltd	24,900	15
Cochlear Ltd	97	16
Codan Ltd	3,830	37
Cogstate Ltd *	34,943	29
Commonwealth Bank of Australia	2,218	218
Computershare Ltd	31,952	821
De Grey Mining Ltd *	43,729	54
DGL Group Ltd/Au *	21,401	7
Fiducian Group Ltd	5,226	34
Fleetwood Ltd	27,962	41
GenusPlus Group Ltd	13,878	25
Gold Road Resources Ltd	35,440	54
GR Engineering Services Ltd	51,824	99
Hipages Group Holdings Ltd *	27,014	17
Horizon Oil Ltd	288,026	36
HUB24 Ltd	905	44
JB Hi-Fi Ltd	747	43
Macmahon Holdings Ltd	286,343	52
Medibank Pvt Ltd	21,908	60
Netwealth Group Ltd	4,006	76
Northern Star Resources Ltd	21,805	236
Orica Ltd	981	10
Playside Studios Ltd *	111,888	15
Pro Medicus Ltd	4,102	655
Qantas Airways Ltd *	25,799	154
Qube Holdings Ltd	29,410	74
REA Group Ltd	349	52
Regis Healthcare Ltd	11,886	49
Ricegrowers Ltd	4,813	31
Rio Tinto Ltd	16,000	1,130
Sandfire Resources Ltd	6,084	40
Servcorp Ltd	13,099	44
Shape Australia Pty Ltd	23,553	43
Sigma Healthcare Ltd	46,035	85
SKS Technologies Group Ltd	25,605	29
Solvar Ltd	40,173	36
Telix Pharmaceuticals Ltd *	2,195	39
Vault Minerals Ltd *	195,585	50
Westpac Banking Corp	4,735	94
		5,628

Austria — 0.2%
Erste Group Bank AG	3,233	218

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fabasoft AG	2,230	$40
Porr Ag	2,068	50
Strabag SE	389	23
		331

Belgium — 0.8%
Jensen-Group NV	447	22
KBC Group NV	1,699	148
Syensqo SA	15,000	1,102
		1,272

Brazil — 2.6%
Allied Tecnologia SA	7,600	9
Ambev SA *	587,999	1,224
Banco do Brasil SA	270,000	1,254
BRF SA *	20,400	63
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,700	44
Dexxos Participacoes SA	6,900	9
Pagseguro Digital Ltd, Cl A *	2,516	19
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil) *	36,500	40
Telefonica Brasil SA	135,000	1,109
TOTVS SA	81,600	480
Ultrapar Participacoes SA	7,800	22
WEG SA	4,500	37
Wheaton Precious Metals Corp	1,142	79
		4,389

Cameroon — 0.0%
Golar LNG Ltd	1,673	64

Canada — 5.3%
Aecon Group Inc	3,126	49
Agnico Eagle Mines Ltd	2,633	255
Air Canada, Cl B *	3,600	42
Alamos Gold Inc, Cl A	6,278	144
Aritzia Inc *	1,185	55
Atco Ltd/Canada, Cl I	1,998	65
Barrick Gold Corp	61,112	1,089
Brookfield Corp, Cl A	1,268	74
Canadian Imperial Bank of Commerce	15,536	945
Canadian Natural Resources Ltd	3,360	95
CCL Industries Inc, Cl B	1,999	103
Celestica Inc *	1,169	125
Centerra Gold Inc	20,200	116
CES Energy Solutions Corp	7,176	40
Constellation Software Inc (A)	66	–
Coveo Solutions Inc *	4,600	21
D2L Inc *	12,829	175
Dollarama Inc	11,543	1,209
Dorel Industries Inc, Cl B *	5,541	16
Dynacor Group Inc	33,080	127
Emera Inc	5,932	238
Enbridge Inc	2,629	113
Enerflex Ltd	5,872	47

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enghouse Systems Ltd	500	$9
Finning International Inc	4,047	120
Fortuna Mining Corp *	12,800	56
Freehold Royalties Ltd	9,052	79
Great-West Lifeco Inc	6,993	261
Hemisphere Energy Corp	83,061	107
High Liner Foods Inc	12,200	142
iA Financial Corp Inc	5,634	531
IGM Financial Inc	1,231	39
K92 Mining Inc *	6,206	41
Kinaxis Inc *	400	44
Kinross Gold Corp	13,068	141
Knight Therapeutics Inc *	14,700	56
Lassonde Industries Inc, Cl Common Subs. Receipt	700	92
Mandalay Resources Corp, Cl Common Subs. Receipt *	13,500	45
Manulife Financial Corp	11,397	356
Melcor Developments Ltd	2,800	25
National Bank of Canada	1,680	140
Neo Performance Materials Inc	9,400	52
Paramount Resources Ltd, Cl A	2,547	29
PHX Energy Services Corp	12,429	78
Reitmans Canada Ltd, Cl A *	11,197	18
Rubellite Energy Inc *	10,700	14
Sangoma Technologies Corp *	2,400	13
Secure Energy Services Inc	4,637	46
Shopify Inc, Cl A *	1,315	148
Sprott Inc	400	17
Suncor Energy Inc	1,937	74
Tamarack Valley Energy Ltd	17,066	51
TerraVest Industries Inc	555	44
Thinkific Labs Inc *	25,200	58
Topaz Energy Corp	3,888	67
Toromont Industries Ltd	6,597	556
Total Energy Services Inc	7,500	53
TransAlta Corp	7,036	73
Vecima Networks Inc	400	3
VersaBank	1,600	20
WSP Global Inc	380	68
		8,909

Chile — 0.0%
Falabella SA *	16,215	64

China — 5.6%
Agricultural Bank of China Ltd, Cl H	778,000	464
Alibaba Group Holding Ltd ADR	1,891	251
Alibaba Health Information Technology Ltd *	84,000	54
Aluminum Corp of China Ltd, Cl H	68,000	40
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	1,857	41
Anker Innovations Technology Co Ltd, Cl A	4,710	72
Anton Oilfield Services Group/Hong Kong	492,000	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
APT Medical Inc, Cl A	834	$41
Archosaur Games Inc *	148,000	29
Autohome Inc, Cl A	1,500	11
Baidu Inc, Cl A *	20,700	226
BeiGene Ltd *	2,600	56
Beijing Roborock Technology Co Ltd, Cl A	1,307	43
Best Pacific International Holdings Ltd	246,000	97
Bilibili Inc ADR *	2,890	59
Bilibili Inc, Cl Z *	12,180	247
Bluestar Adisseo Co, Cl A	25,700	37
Bohai Leasing Co Ltd, Cl A *	141,100	66
Bosideng International Holdings Ltd	48,000	23
BYD Co Ltd, Cl H	1,500	72
Capital Securities Co Ltd, Cl A	15,800	46
China Boqi Environmental Holding Co Ltd	121,000	11
China Construction Bank Corp, Cl H *	1,363,000	1,156
China Feihe Ltd	55,000	40
Chongqing Zongshen Power Machinery Co Ltd, Cl A	10,102	32
Dong-E-E-Jiao Co Ltd, Cl A	7,100	55
Eastroc Beverage Group Co Ltd, Cl A	4,410	134
Eoptolink Technology Inc Ltd, Cl A	2,400	32
E-Star Commercial Management Co Ltd	262,000	41
Geely Automobile Holdings Ltd	44,000	99
Giant Biogene Holding Co ltd	5,200	42
Hainan Airlines Holding Co Ltd, Cl A *	179,400	38
Homeland Interactive Technology Ltd	54,000	8
Industrial & Commercial Bank of China Ltd, Cl H *	177,000	125
JD Logistics Inc *	44,300	79
JD.com Inc, Cl A	8,900	186
JOYY Inc ADR *	1,562	73
Ju Teng International Holdings Ltd *	59,000	14
Kingsoft Corp Ltd	20,800	108
Kuaishou Technology, Cl B *	74,700	488
Lee & Man Chemical Co Ltd	22,000	12
Lenovo Group Ltd	228,000	342
Linmon Media Ltd	34,300	13
Meituan, Cl B *	9,100	190
Midea Group Co Ltd, Cl A	10,200	103
Natural Food International Holding Ltd	296,000	21
NetEase Inc	19,700	392
Neusoft Education Technology Co Ltd	43,200	15
New Hope Service Holdings Ltd	73,000	19
Ping An Insurance Group Co of China Ltd, Cl H	11,000	65
Postal Savings Bank of China Co Ltd, Cl H	219,000	139
Precision Tsugami China Corp Ltd	8,000	18
Prosus NV	2,054	91
Qifu Technology Inc ADR	426	17
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A *	9,200	64

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	7,133	$77
Shenguan Holdings Group Ltd	1,030,572	40
Shenzhen Infogem Technologies Co Ltd, Cl A	5,400	29
Sichuan Biokin Pharmaceutical Co Ltd, Cl A *	2,228	71
SITC International Holdings Co Ltd	15,000	36
TAL Education Group ADR *	2,808	36
Tencent Holdings Ltd	22,000	1,354
TK Group Holdings Ltd	220,374	56
Tongdao Liepin Group *	38,600	25
Trip.com Group Ltd *	2,300	130
Vesync Co Ltd	63,486	43
Victory Giant Technology Huizhou Co Ltd, Cl A	7,000	50
Vipshop Holdings Ltd ADR	20,667	325
Wuxi Biologics Cayman Inc *	18,000	52
X Financial ADR	3,785	38
Xiaomi Corp, Cl B *	62,600	419
Xin Point Holdings Ltd	31,000	15
Xingye Alloy Materials Group Ltd *	57,569	8
XJ International Holdings Co Ltd *	2,714,000	54
XPeng Inc, Cl A *	5,200	56
Yangzijiang Shipbuilding Holdings Ltd	55,200	98
Yili Chuanning Biotechnology Co Ltd, Cl A	39,000	69
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	–
Zhejiang NHU Co Ltd, Cl A	17,200	50
Zhejiang Weixing Industrial Development Co Ltd, Cl A	61,600	110
Zhongzhi Pharmaceutical Holdings Ltd	69,000	8
		9,537

Denmark — 2.1%
AP Moller - Maersk A/S, Cl B	1,278	2,254
Bang & Olufsen A/S, Cl B *	17,859	35
Coloplast A/S, Cl B	4,381	468
Genmab A/S *	88	20
Novonesis (Novozymes) B, Cl B	702	43
Pandora A/S	2,032	360
ROCKWOOL A/S, Cl A	618	242
ROCKWOOL A/S, Cl B	171	68
Svitzer Group A/S *	54	1
		3,491

Finland — 0.9%
Atria Oyj, Cl A	766	9
Cargotec Oyj, Cl B	793	38
Consti Oyj	439	5
Nokia Oyj	268,330	1,292
Nokia Oyj ADR	17,547	84
Orion Oyj, Cl B	793	45
Scanfil Oyj	1,357	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wartsila OYJ Abp, Cl B	2,345	$45
		1,531

France — 5.1%
BNP Paribas SA	15,462	1,175
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	13
Carrefour SA	87,262	1,162
Cellectis SA *	12,305	17
Danone SA	18,000	1,288
Dassault Systemes SE	174	7
Electricite de Strasbourg SA	113	16
EssilorLuxottica SA	3,844	1,154
Infotel SA	265	11
LVMH Moet Hennessy Louis Vuitton SE	1,162	842
Pernod Ricard SA	3,507	377
Publicis Groupe SA	778	77
Quadient SA	4	–
Societe BIC SA	15,887	977
Societe Generale SA	6,121	251
SPIE SA	438	16
Synergie SE *	476	14
Technip Energies NV	1,692	53
Teleperformance SE	12,113	1,169
Vente-Unique.Com SA	622	8
Vetoquinol SA	289	22
VIEL & Cie SA	4,146	52
		8,701

Germany — 6.1%
adidas AG	3,420	876
Allianz SE	316	109
Auto1 Group SE *	2,269	55
Bastei Luebbe AG	2,568	28
Bayer AG	52,000	1,232
Birkenstock Holding PLC *	1,107	55
Cewe Stiftung & Co KGAA	1,197	121
Commerzbank AG	2,435	53
Continental AG	20,706	1,489
CTS Eventim AG & Co KGaA	500	55
Deutsche Bank AG	11,726	254
Deutsche Boerse AG	2,819	737
Deutsche Telekom AG	3,263	118
Deutsche Wohnen SE	1,842	47
flatexDEGIRO AG	2,538	50
GEA Group AG	2,707	157
Heidelberg Materials AG	698	105
Infineon Technologies AG *	3,658	136
KSB SE & Co KGaA	47	35
Leifheit AG	601	10
MBB SE	719	79
Mercedes-Benz Group AG	20,000	1,247
Merck KGaA	454	65
MLP SE	1,441	10

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MPC Muenchmeyer Petersen Capital AG	1,281	$7
MTU Aero Engines AG	289	101
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	603	343
Nabaltec AG	1,668	25
Rational AG	52	47
Rheinmetall AG	134	142
RWE AG	2,444	77
SAP SE	5,365	1,493
Scout24 SE	8,830	866
SUSS MicroTec SE	1,346	53
Traton SE	1,385	52
		10,329

Greece — 0.1%
Alumil Aluminium Industry SA *	3,104	14
Eurobank Ergasias Services and Holdings SA	23,558	61
Piraeus Port Authority SA	966	32
StealthGas Inc *	1,351	8
		115

Hong Kong — 3.3%
AIA Group Ltd	215,000	1,651
Ajisen China Holdings Ltd	417,000	44
Analogue Holdings Ltd	39,789	4
Build King Holdings Ltd	25,302	3
Dream International Ltd	90,000	67
Futu Holdings Ltd ADR *	456	50
Hong Kong Exchanges & Clearing Ltd	17,200	775
Hongkong Land Holdings Ltd	9,300	42
Jacobson Pharma Corp Ltd	126,000	20
Johnson Electric Holdings Ltd	16,001	30
Lee's Pharmaceutical Holdings Ltd	86,110	14
LH GROUP LTD	56,000	3
Midland Holdings Ltd *	445,994	53
Nameson Holdings Ltd	406,000	44
New Times Corp Ltd *	578,000	4
PAX Global Technology Ltd	137,000	86
Perennial Energy Holdings Ltd	306,985	27
Sitoy Group Holdings Ltd	322,000	22
Smart-Core Holdings Ltd	134,000	28
Stella International Holdings Ltd	34,500	77
Sundart Holdings Ltd *	274,000	16
Swire Pacific Ltd, Cl A	135,500	1,127
Texwinca Holdings Ltd	629,257	58
Tian An China Investment Co Ltd	14,000	8
Time Watch Investments Ltd *	263,233	11
VTech Holdings Ltd	195,000	1,348
YTO International Express & Supply Chain Technology Ltd	122,000	17
		5,629

Hungary — 0.1%
AutoWallis Nyrt *	32,362	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MOL Hungarian Oil & Gas PLC	6,055	$45
OTP Bank Nyrt	869	54
		114

India — 1.8%
Aegis Logistics Ltd	4,832	42
Amber Enterprises India Ltd *	635	41
Bengal & Assam Co Ltd	346	26
Bharat Petroleum Corp Ltd	22,302	61
Bharti Airtel Ltd	2,443	44
BSE Ltd	594	32
Coal India Ltd	60,045	255
DB Corp Ltd	63,687	149
Dixon Technologies India Ltd	517	83
Forbes & Co Ltd *	242	1
GE T&D India Ltd	2,472	38
Gulf Oil Lubricants India Ltd	6,566	83
HCL Technologies Ltd	9,107	165
HDFC Bank Ltd ADR	12,948	798
Himadri Speciality Chemical Ltd	6,440	30
Hindustan Zinc Ltd	7,215	32
Hitachi Energy India Ltd	140	18
ICICI Bank Ltd	11,437	159
Infosys Ltd	17,307	338
Infosys Ltd ADR	8,965	180
Mahindra & Mahindra Ltd	1,177	35
Oberoi Realty Ltd	1,974	34
PG Electroplast Ltd	5,232	48
State Bank of India	2,525	20
Suzlon Energy Ltd *	19,272	11
Tata Consultancy Services Ltd	2,879	115
Trent Ltd	1,027	57
TV Today Network Ltd	19,855	36
United Spirits Ltd	2,739	40
Voltas Ltd	3,032	46
Wipro Ltd *	17,803	57
		3,074

Indonesia — 0.3%
Adira Dinamika Multi Finance Tbk PT	19,812	10
Akasha Wira International Tbk PT *	24,200	13
Asahimas Flat Glass Tbk PT	25,700	6
Asuransi Tugu Pratama Indonesia Tbk PT	709,700	41
Baramulti Suksessarana Tbk PT	60,207	15
Barito Pacific Tbk PT	124	–
BISI International Tbk PT	370,703	23
Bumi Resources Minerals Tbk PT *	2,055,000	44
Chandra Asri Pacific Tbk PT	118,800	48
Cisadane Sawit Raya Tbk PT	355,055	14
Delta Djakarta Tbk PT	34,500	4
Elnusa Tbk PT	4,519,600	105
Golden Energy Mines Tbk PT	42,600	22
IMC Pelita Logistik TBK PT	715,497	16
Jasa Armada Indonesia Tbk PT	995,800	15

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitrabahtera Segara Sejati Tbk PT *	337,947	$20
Resource Alam Indonesia Tbk PT	636,663	15
Salim Ivomas Pratama Tbk PT	184,952	4
Samudera Indonesia Tbk PT	616,066	9
Sinar Eka Selaras Tbk PT	1,133,400	17
Soechi Lines Tbk PT *	3,152,000	27
Sunindo Pratama Tbk PT	705,700	28
Surya Pertiwi Tbk PT	243,600	9
Uni-Charm Indonesia Tbk PT	168,400	7
		512

Ireland — 1.3%
Accenture PLC, Cl A	2,574	897
AerCap Holdings NV	567	58
AIB Group PLC	183,592	1,293
		2,248

Israel — 1.6%
Cellebrite DI Ltd *	1,972	37
Check Point Software Technologies Ltd *	7,178	1,581
Meitav Investments Ltd	7,956	40
Nice Ltd ADR *	1,316	183
Nova Ltd *	265	64
RADCOM Ltd *	1,490	18
Shufersal Ltd	7,084	73
Teva Pharmaceutical Industries Ltd ADR *	2,687	44
Wix.com Ltd *	2,911	584
		2,624

Italy — 1.0%
A2A SpA	26,251	60
Banca Popolare di Sondrio SPA	9,895	112
BPER Banca SPA	10,181	78
Brunello Cucinelli SpA	637	83
Buzzi SpA	1,033	47
Ferrari NV	500	236
Intesa Sanpaolo SpA	84,457	417
Leonardo SpA	4,020	163
Maire SpA	9,674	94
PRADA SpA	7,500	64
Reply SpA	251	40
UniCredit SpA	4,199	222
		1,616

Japan — 10.4%
ABC-Mart Inc	3,200	61
Ad-sol Nissin Corp	1,200	17
AGS Corp	1,600	9
Ainavo Holdings Co Ltd	3,750	16
Airtrip Corp	1,900	13
Alpha Systems Inc	900	20
AlphaPolis Co Ltd	4,500	34
Amano Corp	1,800	46
Anest Iwata Corp	5,800	47
Asics Corp	2,400	54
Astellas Pharma Inc	13,000	126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atled Corp	1,100	$10
Aucnet Inc	700	11
Avant Group Corp	2,400	30
Bandai Namco Holdings Inc	1,900	63
Bic Camera Inc	4,900	52
Brother Industries Ltd	71,300	1,376
Business Brain Showa-Ota Inc	3,300	55
Capcom Co Ltd	4,692	116
Central Japan Railway Co	8,000	157
Dai-ichi Life Holdings Inc	7,600	225
Daiichi Sankyo Co Ltd	4,500	104
Daito Trust Construction Co Ltd	1,500	156
Daiwa Securities Group Inc	22,700	160
Denso Corp	2,900	38
Dentsu Group Inc	56,039	1,162
Digital Arts Inc	200	8
East Japan Railway Co	11,100	219
Ebase Co Ltd	2,300	8
Eisai Co Ltd	6,000	172
en Japan Inc	1,400	16
Enshu Truck Co Ltd	500	9
FANUC Corp	1,800	52
Fast Retailing Co Ltd	500	152
FTGroup Co Ltd	5,200	40
Fujii Sangyo Corp	600	10
Fujikura Ltd	1,900	79
Fujitsu Ltd	12,140	234
Hitachi Ltd	3,800	96
Hoya Corp	5,200	610
Ichikoh Industries Ltd	4,500	12
IMAGICA GROUP Inc	2,900	10
Japan Exchange Group Inc	4,400	47
Japan Medical Dynamic Marketing Inc	5,200	20
Japan Tobacco Inc	12,300	307
Kamakura Shinsho Ltd	2,200	7
Kandenko Co Ltd	3,900	66
Kanefusa Corp	2,300	11
Keio Corp	2,800	72
Keyence Corp	1,600	638
Kikkoman Corp	4,500	44
Kimura Unity Co Ltd	1,100	12
Kita-Nippon Bank Ltd/The	1,200	29
Kobe Bussan Co Ltd	2,400	53
Koito Manufacturing Co Ltd	80,000	1,013
Konami Group Corp	400	49
KOZO KEIKAKU ENGINEERING HOLDINGS Inc	600	9
Kyowa Electronic Instruments Co Ltd	6,400	19
Lasertec Corp	3,300	299
LITALICO Inc	4,000	29
Loginet Japan Co Ltd	500	10
M3 Inc	43,000	507
Makita Corp	2,600	85
Mazda Motor Corp	19,100	128

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsubishi Heavy Industries Ltd	3,000	$40
Mitsubishi UFJ Financial Group Inc	15,500	197
Mitsui Mining & Smelting Co Ltd	1,300	37
Modec Inc	1,500	41
NEC Corp	1,200	117
NEOJAPAN Inc	3,400	36
Nexon Co Ltd	7,600	103
Nice Corp	1,700	17
Nissan Tokyo Sales Holdings Co Ltd	5,400	17
Niterra Co Ltd	3,800	112
Nomura Holdings Inc	5,700	37
OBIC Business Consultants Co Ltd	700	34
Obic Co Ltd	15,900	456
Ono Pharmaceutical Co Ltd	14,000	151
Optim Corp *	4,600	21
Oracle Corp Japan	900	86
Oro Co Ltd	4,200	68
Otsuka Corp	3,400	74
Otsuka Holdings Co Ltd	1,800	88
PR Times Corp *	600	9
Rakuten Bank Ltd *	1,400	53
Recruit Holdings Co Ltd	25,100	1,495
Resona Holdings Inc	7,800	61
Resonac Holdings Corp	1,700	40
Riken Technos Corp	9,200	66
Sanwa Holdings Corp	6,300	206
SCREEN Holdings Co Ltd	300	22
SCSK Corp	3,300	82
Sekisui House Ltd	2,400	54
Sekisui Kasei Co Ltd	6,800	16
SERAKU Co Ltd	1,000	12
SMS Co Ltd	34,100	263
Soken Chemical & Engineering Co Ltd	500	11
Sugi Holdings Co Ltd	2,700	48
Sumitomo Corp	8,000	179
Sumitomo Electric Industries Ltd	3,700	65
Sumitomo Mitsui Financial Group Inc	7,300	186
Suzuki Motor Corp	3,800	47
System Support Inc	1,100	15
T&D Holdings Inc	4,400	93
Taiyo Yuden Co Ltd	2,300	38
Takashimaya Co Ltd	16,600	137
Takeda Pharmaceutical Co Ltd	1,500	43
Tayca Corp	34	–
Terumo Corp	9,800	175
TIS Inc	6,400	178
Toei Animation Co Ltd	19,100	420
Toell Co Ltd	2,000	11
Toho Co Ltd/Tokyo	1,000	47
Tokio Marine Holdings Inc	3,900	139
Tokyo Individualized Educational Institute Inc	9,800	22
Tokyo Tatemono Co Ltd	2,600	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyu Fudosan Holdings Corp	22,800	$149
Toshiba TEC Corp	1,100	22
Towa Bank Ltd/The	10,000	43
Toyokumo Inc	1,200	19
Toyota Motor Corp	6,700	121
Toyota Tsusho Corp	2,600	44
Trend Micro Inc/Japan	4,500	331
Trinity Industrial Corp	3,700	28
TYK Corp/Tokyo	6,200	19
Ubicom Holdings Inc	1,600	14
USS Co Ltd	4,400	40
Wacom Co Ltd	4,000	17
Yamagata Bank Ltd/The	2,400	22
Yamaha Corp	180,000	1,329
Yokohama Rubber Co Ltd/The	1,700	38
ZIGExN Co Ltd	3,100	9
		17,590

Kuwait — 0.0%
Boubyan Bank KSCP	29,264	63

Luxembourg — 0.8%
SES SA, Cl A	309,000	1,354

Macao — 0.7%
Sands China Ltd *	500,000	1,146

Malaysia — 0.6%
Aeon Co M Bhd	157,000	50
Allianz Malaysia Bhd	11,600	49
Amway Malaysia Holdings Bhd	16,000	23
CCK Consolidated Holdings BHD	232,500	62
Chin Well Holdings BHD	65,300	13
CIMB Group Holdings Bhd	43,100	76
Deleum Bhd	440,400	136
Favelle Favco Bhd	25,000	10
FGV Holdings Bhd	47,800	12
Gas Malaysia Bhd	75,400	70
Hap Seng Plantations Holdings Bhd	60,600	27
Hong Leong Capital Bhd	35,900	29
Hong Leong Financial Group Bhd	3,100	13
Innoprise Plantations BHD	53,500	21
Jaya Tiasa Holdings BHD	40,800	12
Kawan Food Bhd	105,800	37
Keck Seng Malaysia Bhd	10,500	14
Kim Loong Resources Bhd	164,100	87
MKH Bhd *	99,700	25
MKH Oil Palm East Kalimantan Bhd	308,043	44
MNRB Holdings Bhd	24,400	11
Mynews Holdings Bhd *	94,700	13
Oriental Food Industries Holdings BHD	38,100	14
Padini Holdings Bhd	40,500	15
Panasonic Manufacturing Malaysia BHD	20,000	76
Paramount Corp Bhd	95,200	23
Petra Energy Bhd	53,700	16
Petron Malaysia Refining & Marketing Bhd	27,023	23

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sunway Bhd	50,000	$52
Tambun Indah Land Bhd	93,800	18
		1,071

Mexico — 0.1%
Arca Continental SAB de CV	1,700	18
Grupo Aeroportuario del Sureste SAB de CV, Cl B	1,555	42
Industrias Penoles SAB de CV *	2,600	40
Southern Copper Corp	1,136	101
		201

Netherlands — 3.8%
ABN AMRO Bank NV	2,992	57
Adyen NV *	255	467
Argenx SE ADR *	140	87
ASML Holding NV	1,253	893
ASML Holding NV, Cl G	279	198
EXOR NV	1,527	149
Flow Traders Ltd	64,642	1,712
Heineken NV	722	61
IMCD NV	3,407	507
Koninklijke KPN NV	73,911	283
Koninklijke Vopak NV	1,332	56
SBM Offshore NV	3,295	70
Universal Music Group NV	21,258	593
Wolters Kluwer NV	8,769	1,352
		6,485

New Zealand — 0.1%
Air New Zealand Ltd	80,909	28
Aroa Biosurgery Ltd *	22,919	8
Briscoe Group Ltd	10,569	27
Eroad Ltd *	13,692	8
Fisher & Paykel Healthcare Corp Ltd	4,360	84
Smart Parking Ltd *	27,643	15
Steel & Tube Holdings Ltd	34,268	16
Xero Ltd *	354	38
		224

Norway — 0.4%
Gjensidige Forsikring ASA	20,522	421
Kongsberg Gruppen ASA	1,353	165
Multiconsult ASA	567	9
Norsk Hydro ASA	6,992	42
		637

Philippines — 0.0%
San Miguel Food and Beverage Inc	15,780	14
STI Education Systems Holdings Inc *	616,000	15
		29

Poland — 0.4%
AB SA	3,132	82
Alior Bank SA	1,977	47
Arctic Paper SA	5,499	21
Bank Polska Kasa Opieki SA	862	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CCC SA *	856	$41
Comp SA *	1,972	78
InPost SA *	2,134	37
Oponeo.pl SA	848	21
PlayWay SA	940	72
Rainbow Tours SA	4,113	130
Sygnity *	550	10
Text SA	3,279	45
VRG SA	2,427	2
		623

Portugal — 0.1%
Banco Comercial Portugues SA, Cl R	78,060	44
Galp Energia SGPS SA, Cl B	5,113	84
		128

Qatar — 0.3%
Ooredoo QPSC	146,969	502

Russia — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.0%
Saudi Chemical Co Holding *	24,679	61

Singapore — 1.8%
Boustead Singapore Ltd	35,165	27
BRC Asia Ltd	77,500	173
CapitaLand Integrated Commercial Trust ‡	26,200	38
Centurion Corp Ltd	101,500	75
Credit Bureau Asia Ltd	40,500	37
CSE Global Ltd	245,200	83
DBS Group Holdings Ltd	11,710	401
Grab Holdings Ltd, Cl A *	30,107	146
IGG Inc	50,164	26
Keppel DC REIT ‡	59,000	91
Oiltek International Ltd	17,300	15
OM Holdings Ltd	93,414	20
Oversea-Chinese Banking Corp Ltd	41,600	532
Pacific Century Regional Developments Ltd	14,300	4
Q&M Dental Group Singapore Ltd	42,700	9
SATS Ltd	20,800	47
Sea Ltd ADR *	5,809	739
Sing Investments & Finance Ltd	32,550	26
Singapore Exchange Ltd	7,700	77
STMicroelectronics NV	18,006	452
		3,018

South Africa — 1.3%
Altron Ltd, Cl A	6,201	7
Anglo American PLC	43,000	1,269
Capitec Bank Holdings Ltd	271	45
Clicks Group Ltd	34,316	637
Combined Motor Holdings Ltd	8,771	14
Karooooo Ltd	688	31
Old Mutual Ltd	111,852	76
Premier Group Ltd	3,801	24

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanlam Ltd	15,498	$72
		2,175

South Korea — 4.1%
Alteogen Inc *	161	43
Digital Daesung Co Ltd	1,925	9
Dongwon F&B Co Ltd	1,866	40
Doosan Bobcat Inc	37,000	1,193
Eusu Holdings Co Ltd *	8,936	33
Hana Financial Group Inc	5,877	240
Hansol Holdings Co Ltd	6,298	11
HD Hyundai Electric Co Ltd *	157	36
HD Hyundai Heavy Industries Co Ltd *	543	110
Heungkuk Fire & Marine Insurance Co Ltd *	3,930	9
Hugel Inc *	222	48
Hyundai Livart Furniture Co Ltd *	2,991	15
KB Financial Group Inc	406	22
Kia Corp	911	58
KT&G Corp	17,000	1,142
Kukbo Design Co Ltd *	1,270	15
LG Corp *	20,000	912
LG H&H Co Ltd *	5,527	1,207
LG HelloVision Co Ltd *	8,761	14
LigaChem Biosciences Inc *	523	40
Maeil Holdings Co Ltd *	9,522	63
MegaStudy Co Ltd *	4,696	34
Meritz Financial Group Inc *	684	57
Miwon Chemicals Co Ltd	184	10
Multicampus Co Ltd *	1,160	25
NAVER Corp *	838	119
NICE Holdings Co Ltd *	2,655	21
Samsung Biologics Co Ltd *	55	42
Samsung Electronics Co Ltd	27,000	1,010
Samyang Foods Co Ltd	67	39
SeAH Holdings Corp *	7	–
Shinsegae Food Co Ltd	626	13
SK Biopharmaceuticals Co Ltd *	529	42
SK Hynix Inc	1,062	141
SNT Holdings Co Ltd	598	13
WiSoL Co Ltd	2,419	11
Woori Financial Group Inc	14,675	166
		7,003

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	929	50
CaixaBank SA	69,373	480
Grupo Empresarial San Jose SA	10,474	62
Iberdrola SA	16,061	233
Industria de Diseno Textil SA	21,891	1,179
Inmobiliaria Colonial Socimi SA ‡	7,201	42
		2,046

Sweden — 2.0%
AAK AB	2,881	81

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AddTech AB, Cl B	1,377	$42
Alfa Laval AB	1,135	49
Arla Plast AB	2,194	11
Assa Abloy AB, Cl B	24,602	757
Billerud Aktiebolag	3,791	42
BTS Group AB, Cl B	887	23
Enea AB *	2,484	22
Ependion AB	987	11
Essity AB, Cl B	2,032	56
Fastighets AB Balder, Cl B *	10,086	72
FM Mattsson AB, Cl B	67	–
Getinge AB, Cl B	2,560	51
Hexagon AB, Cl B	47,313	547
Sandvik AB	2,359	51
Skandinaviska Enskilda Banken AB, Cl A	13,837	223
Skanska AB, Cl B	4,753	113
Svenska Handelsbanken AB, Cl A	26,873	339
Swedish Orphan Biovitrum AB *	1,292	38
Telefonaktiebolaget LM Ericsson ADR	99,157	817
Volvo AB, Cl B	1,144	36
		3,381

Switzerland — 4.1%
ABB Ltd	18,004	971
Accelleron Industries AG	1,847	88
Belimo Holding AG	155	105
Cicor Technologies Ltd	331	27
Cie Financiere Richemont SA, Cl A	1,233	253
dormakaba Holding AG	62	45
DSM-Firmenich AG	902	97
Geberit AG	68	40
Givaudan SA	106	478
Klingelnberg AG	428	6
Lastminute.com NV	1,301	20
Logitech International SA	8,647	858
Nestle SA	640	62
On Holding AG, Cl A *	2,022	98
Orell Fuessli AG	109	10
Partners Group Holding AG	702	1,040
Phoenix Mecano AG	35	17
Schindler Holding AG	1,272	391
Sika AG	1,802	460
Sportradar Group AG, Cl A *	2,281	49
Swatch Group AG/The	5,400	1,052
Swissquote Group Holding SA	233	96
Temenos AG	2,114	174
UBS Group AG	1,359	47
VAT Group AG	1,146	434
		6,918

Taiwan — 4.9%
104 Corp	14,000	97
Acter Group Corp Ltd	4,000	51
Asia Optical Co Inc	8,000	48

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Asia Tech Image Inc	43,000	$151
ASROCK Inc	5,000	38
Asustek Computer Inc	35,000	716
Bizlink Holding Inc	2,000	35
Chin Hsin Environ Engineering Co Ltd	7,000	15
China Airlines Ltd	185,000	133
Compal Electronics Inc	208,000	243
Elite Advanced Laser Corp	7,000	57
Ennoconn Corp	14,000	133
Eva Airways Corp	69,000	90
Evergreen Marine Corp Taiwan Ltd	20,200	131
Far Eastern New Century Corp	86,000	83
General Plastic Industrial Co Ltd	34,000	37
Genesis Technology Inc/Taiwan	1,249	3
Global Lighting Technologies Inc	11,000	19
Himax Technologies Inc ADR	9,395	95
IBF Financial Holdings Co Ltd	167,427	73
International Games System Co Ltd	11,000	324
KGI Financial Holding Co Ltd	138,000	76
King Slide Works Co Ltd	1,000	59
Lotes Co Ltd	7,000	345
MediaTek Inc	19,000	850
Mitac Holdings Corp	22,000	46
MPI Corp	5,000	117
Novatek Microelectronics Corp	21,000	344
Radiant Opto-Electronics Corp	8,000	48
Realtek Semiconductor Corp	23,000	379
Rich Honour International Designs Co Ltd	20,000	40
San Fang Chemical Industry Co Ltd	17,000	26
Sonix Technology Co Ltd	9,000	11
Taishin Financial Holding Co Ltd	73,000	39
Taiwan Semiconductor Manufacturing Co Ltd	63,000	1,922
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,846	1,055
Tofu Restaurant Co Ltd	6,000	44
Uni-President Enterprises Corp	20,000	49
Wah Hong Industrial Corp	22,000	30
Wan Hai Lines Ltd	74,000	187
X-Legend Entertainment Co Ltd	9,000	28
Ya Horng Electronic Co Ltd	11,000	22
		8,289

Thailand — 0.5%
Advanced Info Service PCL	14,500	117
Bangkok Bank PCL NVDR	28,700	127
Beyond Securities PCL NVDR *	1,105,400	20
Charoen Pokphand Foods PCL NVDR	55,400	40
Energy Absolute PCL NVDR	399,400	29
Intouch Holdings PCL NVDR *	42,200	98
Kang Yong Electric PCL	900	8
Krung Thai Bank PCL NVDR	202,900	134
Ladprao General Hospital PCL	16,000	2
Major Cineplex Group PCL NVDR	143,900	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Precise Corp PCL NVDR	195,200	$15
Premier Marketing PCL NVDR	59,100	17
PTT Exploration & Production PCL NVDR	36,100	115
Somboon Advance Technology PCL NVDR	69,900	25
Thai Credit Bank PCL NVDR *	24,100	13
Thai Oil PCL NVDR	1,962	1
Thai Wah PCL NVDR	16,600	1
Thantawan Industry PCL	7,600	6
		817

Turkey — 0.0%
Akbank TAS	23,111	43

United Arab Emirates — 0.5%
Abu Dhabi Islamic Bank PJSC	15,216	70
Abu Dhabi National Insurance Co PSC	6,055	11
ADNOC Drilling Co PJSC	107,537	161
Emaar Development PJSC	27,492	97
Emaar Properties PJSC	33,042	122
Emirates NBD Bank PJSC	18,445	111
First Abu Dhabi Bank PJSC	24,648	96
Orascom Construction PLC	15,067	80
Salik Co PJSC	27,122	37
		785

United Kingdom — 8.8%
Anglogold Ashanti Plc	1,470	43
ARM Holdings PLC ADR *	359	47
Barclays PLC ADR	53,930	854
Burberry Group PLC	128,546	1,770
Costain Group PLC	104,879	143
Diageo PLC	20,416	560
Diploma PLC	8,715	497
Eurocell PLC	8,287	15
GSK PLC ADR	955	36
Halma PLC	24,070	854
Hargreaves Services PLC	5,863	48
Impax Asset Management Group PLC	12,016	26
Imperial Brands PLC	40,846	1,439
InterContinental Hotels Group PLC	4,715	591
International Consolidated Airlines Group SA	73,832	327
Investec PLC	16,367	106
ITV PLC	1,333,564	1,197
JD Sports Fashion PLC	1,111,880	1,100
London Stock Exchange Group PLC	7,333	1,098
Mears Group PLC	59,243	273
MP Evans Group PLC	1,990	26
NatWest Group PLC	76,682	465
Rank Group PLC	17,731	18
Reckitt Benckiser Group PLC	23,000	1,524
Record PLC	18,356	11
RELX PLC	19,558	947
Subsea 7 SA	1,430	22
Tatton Asset Management PLC	2,276	18

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WPP PLC	110,000	$893
XPS Pensions Group PLC	2,585	12
		14,960

United States — 7.4%
Aon PLC, Cl A	2,542	1,040
BP PLC	200,000	1,102
CyberArk Software Ltd *	836	304
Envista Holdings Corp *	67,824	1,355
Experian PLC	16,693	796
Harley-Davidson Inc	41,754	1,076
James Hardie Industries PLC *	1,862	59
JBS S/A	12,900	68
MDA Space Ltd *	3,014	49
Molson Coors Canada Inc, Cl B	400	23
Novartis AG	2,463	268
Roche Holding AG	5,492	1,830
Sanofi SA	11,500	1,260
Signify NV	47,833	1,021
Spotify Technology SA *	1,712	1,041
Stellantis NV	8,752	113
TELUS International CDA Inc *	7,800	23
Tenaris SA	2,492	47
Titan Cement International SA	1,061	44
Western Union Co/The	100,000	1,083
		12,602

Total Common Stock
(Cost $148,008) ($ Thousands)		162,394

PREFERRED STOCK — 1.0%
Brazil — 0.1%
Cia Energetica de Minas Gerais (B)	23,300	44

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Itau Unibanco Holding SA (B)	19,900	$109
Petroleo Brasileiro SA (B)	1,700	11
		164

Germany — 0.9%
Henkel AG & Co KGaA (B)	12,896	1,115
Sartorius AG (B)	1,569	394
		1,509

Total Preferred Stock
(Cost $1,808) ($ Thousands)		1,673
	Number of Rights
RIGHTS — 0.0%
New Zealand — 0.0%
Smart Pasrking Ltd, Expires 03/10/2025 *	1,136	–
Taiwan — 0.0%
Mitac Holdings Corp *‡‡	510	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	1,804,027	1,804
Total Cash Equivalent
(Cost $1,804) ($ Thousands)		1,804
Total Investments in Securities — 97.9%
(Cost $151,620) ($ Thousands)		$165,871

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	7	Mar-2025	$385	$397	$12
FTSE 100 Index	2	Mar-2025	219	222	3
Hang Seng Index	1	Mar-2025	147	148	1
S&P TSX 60 Index	2	Mar-2025	429	425	–
SPI 200 Index	3	Mar-2025	389	379	(7)
TOPIX Index	2	Mar-2025	360	355	(9)
			$1,929	$1,926	$–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

A list of the open OTC swap agreement held by the Fund at February 28, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	218	$516	$–	$516
								$516	$–	$516

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 28, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

7,553	NOVARTIS AG	$745	$59	342.1%
7,800	ITOCHU CORP	379	(42)	174.2
7,248	RELX PLC	352	(7)	161.7
8,627	BUREAU VERITAS	268	(11)	123.2
1,883	LOBLAW COS LTD	252	(9)	115.8
15,481	ENGIE SA	244	29	112.3
846	SCHNEIDER SA	221	(18)	101.4
3,149	DANONE	213	8	98.0
37,939	NATWEST GROUP PLC	192	33	88.2
6,014	UBS GROUP AG	192	11	88.0
4,400	CHUGAI PHARMACEUTICAL CO LTD	188	28	86.4
2,935	BNP PARIBAS	182	38	83.5
18,400	JAPAN POST HOLDINGS CO LTD	180	11	82.8
23,882	ENEL SPA	175	3	80.4
7,258	EQUINOR ASA	169	–	77.8
1,467	EURONEXT NV	166	16	76.4
16,506	HSBC HOLDINGS PLC	160	31	73.4
1,302	NEXT PLC	159	2	73.0
20,778	ROLLS-ROYCE HOLDINGS PLC	153	40	70.2
1,417	PUBLICIS	151	(12)	69.1
30,286	MARKS & SPENCER GROUP PLC	146	(14)	67.1
3,035	3I GROUP PLC	142	7	65.0
30,322	TESCO PLC	141	1	64.8
16,500	CLP HOLDINGS	137	(3)	62.9
9,277	CREDIT AGRICOLE	129	23	59.1
3,769	HALMA PLC	124	8	56.8
3,200	HKEX	123	19	56.5
256,000	PICC GROUP	121	5	55.8
4,318	AMER SPORTS INC	120	6	55.3
44	HERMES INTL	111	14	51.0
4,100	NS SOLUTIONS CORP	108	(4)	49.8
778	GTT	107	10	49.3
153,494	LLOYDS BANKING GROUP PLC	106	33	48.9
1,700	ADVANTEST CORP	105	(15)	48.3
1,092	SANOFI	103	14	47.1
4,963	DNB ASA	102	10	46.9
3,111	IMPERIAL BRANDS PLC	102	9	46.7
29,488	BARCLAYS PLC	100	17	45.9
585	GAMES WORKSHOP GROUP PLC	94	12	43.2
1,375	AMUNDI SA	92	4	42.4
7,200	TDK CORP	92	(18)	42.4
13,900	TORAY INDUSTRIES INC	91	(1)	41.9
24,135	INTL CONSOLIDATED AIRLINE-DI	91	14	41.7
972	COMPAGNIE DE SAINT GOBAIN	89	7	40.8
139	ZURICH INSURANCE GROUP AG	85	5	39.1

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

6,681	STANDARD CHARTERED PLC	$84	$21	38.5%
2,403	COCA-COLA HBC AG-DI	83	17	38.3
41,000	CHINA LIFE	76	3	34.8
2,373	BOLIDEN	71	11	32.4
308	SAFRAN SA	68	11	31.3

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of February 28, 2025:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(3,849)	CANADIAN NATIONAL RAILWAY	$(394)	$8	(181.0)%
(19,800)	ONO PHARMACEUTICAL CO LTD	(213)	3	(97.7)
(1,004)	THOMSON REUTERS CORP	(177)	(2)	(81.5)
(16,900)	KYOCERA CORP	(168)	(15)	(77.2)
(5,200)	AGC INC	(155)	2	(71.0)
(3,239)	ASR NEDERLND AIW	(153)	(16)	(70.2)
(4,897)	HYDRO ONE LTD	(152)	(5)	(69.7)
(2,403)	TORONTO DOM BK	(128)	(16)	(59.0)
(5,000)	TOTO LTD	(125)	(3)	(57.5)
(1,325)	SPIRAX GROUP PLC	(116)	(3)	(53.5)
(2,437)	INTERPUMP GROUP	(114)	23	(52.3)
(2,200)	YAMATO KOGYO CO LTD	(106)	(7)	(48.7)
(5,273)	SIG GROUP AG	(106)	3	(48.6)
(4,384)	ADECCO GROUP AG-REG	(104)	(13)	(47.9)
(71)	PARTNERS GROUP	(101)	(1)	(46.5)
(181,600)	GENTING SINGAPORE LIMITED	(101)	4	(46.2)
(25,006)	B&M EUROPEAN VALUE RETAIL SA	(99)	10	(45.6)
(3,990)	VALMET OYJ	(96)	(14)	(44.2)
(7,200)	SAWAI GROUP HOLDINGS CO LTD	(95)	6	(43.8)
(13,556)	KINNEVIK B	(95)	(14)	(43.5)
(9,900)	SG HOLDINGS CO LTD	(94)	(5)	(43.2)
(2,119)	MAGNA INTL A	(91)	14	(42.0)
(9,065)	HOWDEN JOINERY GROUP PLC	(91)	4	(41.9)
(668)	TFI International Inc	(91)	31	(41.6)
(2,996)	POWER CORP CAN	(89)	(12)	(41.0)
(10,536)	SAMPO OYJ A	(89)	(4)	(40.8)
(7,800)	RICOH CO LTD	(89)	6	(40.7)
(2,500)	ZENKOKU HOSHO CO LTD	(88)	(4)	(40.3)
(765)	COLOPLAST B	(87)	7	(40.0)
(17,742)	NEXI SPA	(87)	(7)	(39.8)
(27,015)	STOCKLAND	(84)	(2)	(38.8)
(498)	BKW SA	(83)	(3)	(38.2)
(20,873)	SCHRODERS PLC	(83)	(13)	(37.9)
(92,200)	MAPLETREE PAN ASIA COMMERCIAL	(82)	3	(37.7)
(534)	BOYD GROUP SERVICES INC	(80)	(10)	(36.6)
(1,076)	JYSKE BANK	(79)	(7)	(36.3)
(418)	WASTE CONNECTIONS INC	(78)	(1)	(35.9)
(2,479)	SPECTRIS PLC	(78)	(11)	(35.8)
(8,600)	KS HOLDINGS CORP	(78)	(1)	(35.8)
(46,472)	SPARK NEW ZEALAND LTD	(77)	18	(35.4)
(7,700)	VENTURE CORPORATION LTD	(75)	4	(34.2)
(17,998)	LENDLEASE GROUP	(73)	5	(33.5)
(6,053)	BURBERRY GROUP PLC	(73)	(9)	(33.4)
(2,408)	ATS CORP	(72)	3	(33.0)
(6,300)	LIXIL CORP	(70)	–	(32.1)
(4,400)	NIPPON EXPRESS HOLDINGS INC	(70)	(7)	(32.0)
(1,680)	PUMA SE	(68)	18	(31.1)
(9,575)	BENDIGO AND ADELAIDE BANK	(67)	3	(30.8)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(72,575)	ITV PLC	$(66)	$3	(30.5)%
(3,140)	ERG	(66)	7	(30.2)

Percentages are based on Net Assets of $169,515 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,680	$18,270	$(18,146)	$—	$—	$1,804	$136	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.9%
Australia — 0.5%
Computershare Ltd	15,942	$410
Goodman Group ‡	415	8
JB Hi-Fi Ltd	4,674	269
Pro Medicus Ltd	47	7
Rio Tinto Ltd	9,791	692
		1,386

Austria — 0.5%
BAWAG Group AG	2,998	304
Erste Group Bank AG	12,424	836
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,100	117
		1,257

Belgium — 0.4%
Ageas SA/NV	1,600	88
Colruyt Group N.V	2,000	77
Lotus Bakeries NV	17	154
Syensqo SA	9,179	675
		994

Brazil — 1.0%
Ambev SA *	366,483	763
Banco do Brasil SA	174,832	812
Telefonica Brasil SA	97,042	797
TOTVS SA	49,100	289
		2,661

Canada — 1.4%
Atco Ltd/Canada, Cl I	2,700	88
Barrick Gold Corp	39,338	701
Canadian Imperial Bank of Commerce	1,400	85
Canadian Tire Corp Ltd, Cl A	700	69
Celestica Inc *	4,563	489
Cogeco Communications Inc	1,500	69
Dollarama Inc	4,844	507
Intact Financial Corp	538	106
Loblaw Cos Ltd	2,144	282
Magna International Inc, Cl A	8,623	314
New Gold Inc *	26,645	73
Quebecor Inc, Cl B	4,263	98
TMX Group Ltd	12,236	437
Toromont Industries Ltd	3,982	336
		3,654

China — 1.8%
Bank of Communications Co Ltd, Cl H *	167,000	142
Beijing Enterprises Holdings Ltd	24,500	84
China Railway Signal & Communication Corp Ltd, Cl H	296,000	127
China Shenhua Energy Co Ltd, Cl H	28,000	107
Geely Automobile Holdings Ltd	36,062	82
People's Insurance Co Group of China Ltd/The, Cl H *	268,000	132
PetroChina Co Ltd, Cl H	162,000	121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pop Mart International Group Ltd	19,315	$260
Qifu Technology Inc ADR	4,228	169
Shougang Fushan Resources Group Ltd	264,000	80
Tencent Holdings Ltd	8,100	499
Trip.com Group Ltd *	1,657	94
Xiaomi Corp, Cl B *	423,085	2,833
Yangzijiang Shipbuilding Holdings Ltd	114,447	202
		4,932

Denmark — 0.6%
AP Moller - Maersk A/S, Cl B	612	1,079
Coloplast A/S, Cl B	2,636	281
Pandora A/S	675	120
Scandinavian Tobacco Group A/S	5,200	79
		1,559

Finland — 0.4%
Nokia Oyj	183,574	884
Orion Oyj, Cl B	5,190	293
		1,177

France — 1.8%
Bouygues SA	2,400	82
Carrefour SA	65,472	872
Danone SA	9,616	688
EssilorLuxottica SA	2,326	698
LVMH Moet Hennessy Louis Vuitton SE	697	505
Orange SA	7,700	93
Pernod Ricard SA	2,073	223
Publicis Groupe SA	325	32
Societe BIC SA	13,139	808
Teleperformance SE	7,681	742
TotalEnergies SE	1,900	115
		4,858

Germany — 1.2%
Bayer AG	33,218	787
Commerzbank AG	4,828	104
Continental AG	12,763	918
Deutsche Telekom AG	6,000	217
SAP SE	3,143	874
Scout24 SE	3,465	340
		3,240

Hong Kong — 1.2%
AIA Group Ltd	148,486	1,140
Hong Kong Exchanges & Clearing Ltd	10,400	469
Sun Hung Kai Properties Ltd	5,000	47
Swire Pacific Ltd, Cl A	82,171	684
VTech Holdings Ltd	121,985	843
		3,183

India — 0.4%
Bharat Electronics Ltd	847	2
Cummins India Ltd	2,902	91
Dixon Technologies India Ltd	31	5
HDFC Asset Management Co Ltd	3,393	141

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HDFC Bank Ltd ADR	7,815	$482
ICICI Bank Ltd	922	13
Muthoot Finance Ltd	4,566	112
Oil India Ltd	15,300	60
Power Finance Corp Ltd	23,596	99
REC Ltd	38,730	161
		1,166

Ireland — 0.6%
Accenture PLC, Cl A	1,548	539
AIB Group PLC	131,998	930
		1,469

Israel — 0.3%
Check Point Software Technologies Ltd *	3,022	666
Teva Pharmaceutical Industries Ltd ADR *	549	9
		675

Italy — 0.2%
Intesa Sanpaolo SpA	5,387	27
Prysmian SpA	4,095	244
UniCredit SpA	1,784	94
Unipol Gruppo SpA	18,316	274
		639

Japan — 4.0%
AEON REIT Investment Corp ‡	70	61
Asics Corp	31,100	696
Brother Industries Ltd	45,738	882
Canon Inc	7,100	240
Citizen Watch Co Ltd	12,600	75
Credit Saison Co Ltd	6,264	148
Dentsu Group Inc	35,491	736
Fujikura Ltd	10,820	451
Fujitec Co Ltd	2,547	98
Honda Motor Co Ltd	21,600	201
Hoya Corp	2,800	328
ITOCHU Corp	1,000	44
Itochu Enex Co Ltd	13,300	138
Japan Post Bank Co Ltd	27,936	282
Kewpie Corp	4,418	83
Keyence Corp	800	319
Koito Manufacturing Co Ltd	49,390	626
Konami Group Corp	4,343	530
M3 Inc	25,400	300
MIRAIT ONE corp	8,300	123
Mitsubishi Heavy Industries Ltd	17,690	237
Mizuho Financial Group Inc	10,500	295
Recruit Holdings Co Ltd	6,300	375
Ryohin Keikaku Co Ltd	9,492	250
Sanrio Co Ltd	6,425	272
Sanwa Holdings Corp	4,812	157
Sekisui House Ltd	13,247	299
Senko Group Holdings Co Ltd	12,300	118
Shimizu Corp	20,004	184
SMS Co Ltd	20,500	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toei Animation Co Ltd	11,500	$253
Tokio Marine Holdings Inc	21,313	758
Tomy Co Ltd	3,730	91
Yamada Holdings Co Ltd	31,600	90
Yamaha Corp	107,260	792
		10,690

Jersey — 0.0%
JTC PLC	6,533	80

Luxembourg — 0.3%
SES SA, Cl A	201,057	881

Macao — 0.3%
Sands China Ltd *	323,439	742

Malaysia — 0.2%
RHB Bank Bhd	82,700	128
Tenaga Nasional Bhd	123,324	377
		505

Netherlands — 0.7%
ASML Holding NV	758	541
IMCD NV	2,046	304
Koninklijke Ahold Delhaize NV	6,600	233
NN Group NV	2,200	112
Universal Music Group NV	12,578	351
Wolters Kluwer NV	2,210	341
		1,882

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp Ltd	25,971	497

Norway — 0.3%
Austevoll Seafood ASA	6,400	61
Gjensidige Forsikring ASA	12,410	255
Kongsberg Gruppen ASA	3,327	405
		721

Philippines — 0.1%
DMCI Holdings Inc	438,600	85
International Container Terminal Services Inc	40,245	243
		328

Poland — 0.1%
CAPITEA SA *	158,863	19
CD Projekt SA	2,421	135
		154

Portugal — 0.0%
REN - Redes Energeticas Nacionais SGPS SA	42,100	107

Russia — 0.0%
Detsky Mir PJSC *	101,061	–
Evraz PLC *(A)	21,791	22
Gazprom Neft PJSC (A)	7,643	–
Gazprom PJSC *(A)	125,045	–
Globaltrans Investment PLC GDR *(A)	27,819	–
GMK Norilskiy Nickel PAO *(A)	354	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inter RAO UES PJSC	2,649,312	$–
Magnit PJSC	2,567	–
Magnitogorsk Iron & Steel Works PJSC	26,960	–
MD Medical Group Investments PLC GDR *	29,105	–
PhosAgro PJSC GDR *(A)	12,000	–
Rosneft Oil Co PJSC (A)	35,283	–
Sberbank of Russia PJSC	105,050	–
X5 Retail Group NV GDR *	10,491	–
		22

Saudi Arabia — 0.0%
Etihad Etisalat Co	4,688	78

Singapore — 0.2%
DBS Group Holdings Ltd	3,850	132
Jardine Cycle & Carriage Ltd	5,900	117
Keppel DC REIT ‡	70,777	109
United Overseas Bank Ltd	5,900	167
		525

South Africa — 0.6%
Anglo American PLC	26,225	774
AVI Ltd	14,080	71
Clicks Group Ltd	20,758	385
Nedbank Group Ltd	23,084	348
Pepkor Holdings Ltd *	96,732	134
		1,712

South Korea — 1.4%
Doosan Bobcat Inc	23,154	747
Industrial Bank of Korea	14,800	158
KT Corp	3,800	122
KT&G Corp	10,916	733
LG Corp *	11,365	518
LG H&H Co Ltd *	3,452	754
Samsung Electronics Co Ltd	17,134	641
SK Telecom Co Ltd	3,000	115
		3,788

Spain — 0.8%
Indra Sistemas SA	520	11
Industria de Diseno Textil SA	37,955	2,045
		2,056

Sweden — 0.3%
Assa Abloy AB, Cl B	14,849	457
Hexagon AB, Cl B	28,383	328
		785

Switzerland — 0.6%
Partners Group Holding AG	420	622
Sandoz Group AG	580	25
Swatch Group AG/The	3,497	682
VAT Group AG	689	261
		1,590

Taiwan — 0.6%
Chicony Electronics Co Ltd	39,000	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hon Hai Precision Industry Co Ltd	38,000	$197
Lotes Co Ltd	4,000	197
MediaTek Inc	3,699	165
Pou Chen Corp	79,000	92
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,512	634
Universal Vision Biotechnology Co Ltd	798	6
		1,481

Thailand — 0.1%
Bangkok Bank PCL	26,500	117
Kiatnakin Phatra Bank PCL	46,300	75
		192

Turkey — 0.0%
Eldorado Gold Corp *	4,154	57

United Arab Emirates — 0.5%
Aldar Properties PJSC	162,699	396
Emaar Properties PJSC	276,226	1,020
		1,416

United Kingdom — 5.0%
AJ Bell PLC	15,461	83
BAE Systems PLC	6,600	118
Barclays PLC	292,581	1,156
British American Tobacco PLC	24,443	950
Burberry Group PLC	86,333	1,189
Cranswick PLC	1,410	87
Diageo PLC	12,350	338
Diploma PLC	5,150	294
Halma PLC	14,560	517
Imperial Brands PLC	27,303	962
InterContinental Hotels Group PLC	2,852	358
ITV PLC	743,034	667
JD Sports Fashion PLC	694,775	687
London Stock Exchange Group PLC	4,406	659
Marks & Spencer Group PLC	91,712	412
NatWest Group PLC	133,513	810
Reckitt Benckiser Group PLC	14,861	984
RELX PLC	11,726	568
Rolls-Royce Holdings PLC *	89,669	847
Spectris PLC	1,900	69
TechnipFMC PLC	16,226	478
Tesco PLC	24,000	115
Unilever PLC	8,106	460
WPP PLC	78,675	639
		13,447

United States — 67.3%
Abercrombie & Fitch Co, Cl A *	1,784	184
Acuity Brands Inc	1,040	309
Adient PLC *	14,367	227
Adobe Inc *	2,484	1,089
Adtalem Global Education Inc *	1,768	181
Advance Auto Parts Inc	9,279	342

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aflac Inc	1,500	$164
Alaska Air Group Inc *	8,427	609
Allison Transmission Holdings Inc	6,245	635
Allstate Corp/The	14,500	2,888
Ally Financial Inc	46,335	1,719
Alphabet Inc, Cl A	26,471	4,508
Altria Group Inc	4,000	223
Amdocs Ltd	2,500	218
American Axle & Manufacturing Holdings Inc *	51,860	257
Amphenol Corp, Cl A	23,644	1,575
Analog Devices Inc	5,805	1,336
Aon PLC, Cl A	1,538	629
Apple Inc	4,119	996
AppLovin Corp, Cl A *	2,105	686
Archer-Daniels-Midland Co	2,600	123
Argan Inc	410	53
Arista Networks Inc *	2,584	240
Arrow Electronics Inc *	4,990	539
Asbury Automotive Group Inc *	1,433	385
AT&T Inc	131,000	3,591
Atmus Filtration Technologies Inc	3,279	131
AutoNation Inc *	2,026	370
AutoZone Inc *	988	3,451
Avnet Inc	10,761	544
Axon Enterprise Inc *	35	19
Bank of New York Mellon Corp/The	4,200	374
Becton Dickinson & Co	3,698	834
Berkshire Hathaway Inc, Cl B *	200	103
Berry Global Group Inc	1,400	101
Blue Owl Capital Corp	6,200	96
BlueLinx Holdings Inc *	2,984	237
Boston Scientific Corp *	18,439	1,914
BP PLC	139,866	770
Brinker International Inc *	1,783	294
Bristol-Myers Squibb Co	5,200	310
Brown & Brown Inc	9,992	1,184
Bunge Global SA	1,200	89
Carrier Global Corp	19,217	1,245
Cencora Inc	13,575	3,442
Chevron Corp	14,700	2,332
Cintas Corp	100	21
Cisco Systems Inc	4,400	282
Citigroup Inc	31,300	2,502
Cleveland-Cliffs Inc *	35,990	390
CME Group Inc, Cl A	7,096	1,801
Cognizant Technology Solutions Corp, Cl A	2,100	175
Colgate-Palmolive Co	23,821	2,172
Comcast Corp, Cl A	7,300	262
Community Financial System Inc	2,265	143
CommVault Systems Inc *	511	87
Conagra Brands Inc	4,300	110
Copart Inc *	16,800	921

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Corcept Therapeutics Inc *	4,199	$254
Cracker Barrel Old Country Store Inc	6,407	290
CRH PLC	17,328	1,781
CSG Systems International Inc	2,200	141
Cummins Inc	600	221
CVS Health Corp	50,300	3,306
Dana Inc	24,964	371
Deckers Outdoor Corp *	5,137	716
Delek US Holdings Inc	21,599	352
Dollar Tree Inc *	16,600	1,210
Dominion Energy Inc	42,800	2,423
Dorman Products Inc *	1,050	138
Dow Inc	39,600	1,509
Dropbox Inc, Cl A *	4,600	120
DXC Technology Co *	20,220	371
eBay Inc	3,800	246
Edgewell Personal Care Co	3,000	94
Electronic Arts Inc	700	90
Employers Holdings Inc	2,200	114
Enova International Inc *	1,207	125
Ensign Group Inc/The	2,510	324
Entergy Corp	1,600	140
Envista Holdings Corp *	45,457	908
Equitable Holdings Inc	51,500	2,834
Everest Group Ltd	200	71
Evergy Inc	1,500	103
Eversource Energy	1,900	120
Exelixis Inc *	3,500	135
Experian PLC	9,009	430
Exxon Mobil Corp	2,400	267
FactSet Research Systems Inc	2,427	1,121
Fair Isaac Corp *	39	74
Federated Hermes Inc, Cl B	2,800	109
FedEx Corp	6,200	1,630
Fiserv Inc *	2,229	525
Flex Ltd *	15,180	575
Foot Locker Inc *	15,532	269
Ford Motor Co	5,900	56
Fox Corp	15,924	899
Freshpet Inc *	1,956	209
Frontier Group Holdings Inc *	65,262	470
Garmin Ltd	7,003	1,603
General Mills Inc	1,500	91
General Motors Co	3,738	184
Genuine Parts Co	14,000	1,748
Gilead Sciences Inc	2,700	309
Glatfelter Corp *	386	8
Global Payments Inc	15,200	1,600
Goldman Sachs Group Inc/The	92	57
Goodyear Tire & Rubber Co/The *	28,780	272
Graco Inc	13,312	1,159
Graphic Packaging Holding Co	2,100	56
GSK PLC	15,000	277

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guidewire Software Inc *	2,201	$443
H&R Block Inc	2,100	115
Halozyme Therapeutics Inc *	4,191	248
Harley-Davidson Inc	26,081	672
Hartford Financial Services Group Inc/The	2,900	343
Hewlett Packard Enterprise Co	8,800	174
HF Sinclair Corp	13,000	459
Hilton Worldwide Holdings Inc	4,200	1,113
Howmet Aerospace Inc	6,953	950
HP Inc	5,400	167
HubSpot Inc *	40	29
Humana Inc	2,000	541
Incyte Corp *	1,200	88
Intel Corp	50,200	1,191
InterDigital Inc	1,021	218
International Business Machines Corp	9,900	2,499
International Paper Co	11,216	632
Intuitive Surgical Inc *	2,398	1,374
J M Smucker Co/The	600	66
Janus Henderson Group PLC	5,715	241
Jazz Pharmaceuticals PLC *	600	86
JELD-WEN Holding Inc *	34,920	192
Johnson & Johnson	11,316	1,867
Kellanova	2,300	191
Kraft Heinz Co/The	70,400	2,162
Kroger Co/The	5,400	350
Las Vegas Sands Corp	30,100	1,346
Lear Corp	3,337	314
Lennox International Inc	1,220	733
Liberty Energy Inc, Cl A	24,800	428
Linde PLC	3,788	1,769
Lockheed Martin Corp	400	180
Lowe's Cos Inc	7,283	1,811
LPL Financial Holdings Inc	2,500	929
Macy's Inc	21,611	310
Mastercard Inc, Cl A	5,065	2,919
Mattel Inc *	5,000	107
McKesson Corp	300	192
Merck & Co Inc	19,100	1,762
Merit Medical Systems Inc *	933	95
Meta Platforms Inc, Cl A	4,661	3,115
Metallus Inc *	20,734	299
Mettler-Toledo International Inc *	719	915
MGIC Investment Corp	4,000	98
Microsoft Corp	12,692	5,039
Molson Coors Beverage Co, Cl B	5,300	325
Moody's Corp	7,031	3,543
Motorola Solutions Inc	2,070	911
MSCI Inc, Cl A	2,479	1,464
Murphy Oil Corp	40,000	1,060
Nasdaq Inc	1,062	88
National Fuel Gas Co	41,600	3,128
NBT Bancorp Inc	2,258	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetApp Inc	900	$90
Netflix Inc *	68	67
NewMarket Corp	340	194
NIKE Inc, Cl B	11,078	880
Novartis AG	2,900	316
NVIDIA Corp	27,167	3,394
Oaktree Specialty Lending Corp	2,700	44
Old National Bancorp/IN	12,014	285
Old Republic International Corp	4,400	169
Oracle Corp	11,612	1,928
Organon & Co	690	10
Otis Worldwide Corp	12,787	1,276
Owens & Minor Inc *	19,634	188
Packaging Corp of America	4,111	876
Palomar Holdings Inc, Cl A *	1,100	142
Par Pacific Holdings Inc *	26,489	381
Pathward Financial Inc	1,144	89
PBF Energy Inc, Cl A	14,060	301
PepsiCo Inc	9,689	1,487
Petco Health & Wellness Co Inc, Cl A *	146,040	393
Pfizer Inc	3,400	90
Portland General Electric Co	2,300	103
Premier Inc, Cl A	3,800	69
Primo Brands Corp *	5,797	195
PROG Holdings Inc	1,673	47
Progress Software Corp	1,500	82
ProPetro Holding Corp *	44,508	376
Ralph Lauren Corp, Cl A	1,636	444
ResMed Inc	2,822	659
Ryan Specialty Holdings Inc, Cl A	2,209	155
Ryerson Holding Corp	14,924	376
Sanofi SA	9,331	1,022
Sealed Air Corp	900	31
Sensata Technologies Holding PLC	43,200	1,246
ServisFirst Bancshares Inc	2,222	203
Shell PLC	4,700	157
Sherwin-Williams Co/The	5,063	1,834
Signify NV	34,967	747
Snap-on Inc	300	102
Sonic Automotive Inc, Cl A	6,400	436
Sonoco Products Co	2,500	120
Southwest Airlines Co	15,110	469
Sprouts Farmers Market Inc *	3,918	581
StepStone Group Inc, Cl A	2,516	151
Stryker Corp	27	10
Sun Communities Inc ‡	7,100	967
Synchrony Financial	295	18
Tapestry Inc	20,000	1,708
Taylor Morrison Home Corp, Cl A *	4,965	306
TD SYNNEX Corp	900	124
TEGNA Inc	5,900	107
Tenaris SA	5,242	99
Tenet Healthcare Corp *	3,308	419

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A	2,954	$544
Titan International Inc *	39,917	340
TJX Cos Inc/The	16,829	2,100
T-Mobile US Inc	500	135
Toll Brothers Inc	216	24
Trane Technologies PLC	4,254	1,505
Tyson Foods Inc, Cl A	47,050	2,886
UMB Financial Corp	2,051	226
Under Armour Inc, Cl A *	58,630	399
United Airlines Holdings Inc *	5,788	543
United Natural Foods Inc *	10,008	318
United Therapeutics Corp *	6,100	1,952
UnitedHealth Group Inc	4,041	1,919
Universal Health Services Inc, Cl B	2,586	453
Unum Group	4,400	362
Urban Outfitters Inc *	2,194	128
Verizon Communications Inc	8,000	345
Vertiv Holdings Co, Cl A	3,887	370
VF Corp	8,284	207
Vishay Intertechnology Inc	79,000	1,354
Vontier Corp	2,800	105
Wabash National Corp	20,786	243
Walmart Inc	23,696	2,337
Western Union Co/The	78,070	846
Westinghouse Air Brake Technologies Corp	6,293	1,166
Williams-Sonoma Inc	2,217	431
WK Kellogg Co	675	13
World Kinect Corp	10,389	311
Zumiez Inc *	11,090	158
		179,999

Total Common Stock
(Cost $200,786) ($ Thousands)		256,585

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.7%
Germany — 0.7%
Henkel AG & Co KGaA (B)	7,999	$692
Sartorius AG (B)	944	237
Volkswagen AG (B)	7,868	851
		1,780

Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	–

Total Preferred Stock
(Cost $2,409) ($ Thousands)		1,780
	Number of Warrants
WARRANTS — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank PCL, Expires 01/03/2027 *	3,858	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	3,546,697	3,547
Total Cash Equivalent
(Cost $3,547) ($ Thousands)		3,547
Total Investments in Securities — 97.9%
(Cost $206,742) ($ Thousands)		$261,912

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	42	Mar-2025	$2,218	$2,383	$172
FTSE 100 Index	7	Mar-2025	734	775	40
Hang Seng Index	1	Mar-2025	147	148	1
MSCI Emerging Markets	42	Mar-2025	2,312	2,303	(9)
MSCI Singapore Index	3	Mar-2025	89	88	–
OMX Stockholm 30	7	Mar-2025	177	178	1
S&P TSX 60 Index	3	Mar-2025	644	638	2
SPI 200 Index	3	Mar-2025	396	379	(9)
TOPIX Index	6	Mar-2025	1,074	1,065	(30)
			$7,791	$7,957	$168

Short Contracts
S&P 500 Index E-MINI	(14)	Mar-2025	$(4,231)	$(4,174)	$57
			$3,560	$3,783	$225

7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Select Equity Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/10/25	USD	107	NZD	188	$(1)
Barclays PLC	03/10/25	NZD	320	USD	181	2
Barclays PLC	03/10/25	USD	347	NOK	3,902	—
Barclays PLC	03/10/25	USD	1,228	HKD	9,556	1
Barclays PLC	03/10/25	USD	2,135	SEK	23,275	34
Barclays PLC	03/10/25	AUD	2,430	USD	1,523	12
Barclays PLC	03/10/25	CAD	6,253	USD	4,361	20
Barclays PLC	03/10/25	DKK	12,245	USD	1,704	(5)
Barclays PLC	03/10/25	USD	13,373	JPY	2,031,620	118
BNP Paribas	03/10/25	USD	8,809	GBP	7,123	159
BNP Paribas	03/10/25	GBP	12,142	USD	15,017	(272)
Brown Brothers Harriman	03/10/25	USD	2	NZD	3	—
Brown Brothers Harriman	03/10/25	USD	14	NZD	24	—
Brown Brothers Harriman	03/10/25	NZD	29	USD	16	—
Brown Brothers Harriman	03/10/25	NZD	2	USD	1	—
Brown Brothers Harriman	03/10/25	USD	14	SGD	19	—
Brown Brothers Harriman	03/10/25	USD	24	SGD	32	—
Brown Brothers Harriman	03/10/25	USD	1	NOK	9	—
Brown Brothers Harriman	03/10/25	USD	50	NOK	555	—
Brown Brothers Harriman	03/10/25	SGD	47	USD	35	—
Brown Brothers Harriman	03/10/25	SGD	27	USD	20	—
Brown Brothers Harriman	03/10/25	USD	43	SEK	465	1
Brown Brothers Harriman	03/10/25	USD	104	SEK	1,108	(1)
Brown Brothers Harriman	03/10/25	USD	34	DKK	243	—
Brown Brothers Harriman	03/10/25	USD	127	DKK	907	(1)
Brown Brothers Harriman	03/10/25	USD	68	HKD	528	—
Brown Brothers Harriman	03/10/25	USD	129	HKD	1,005	—
Brown Brothers Harriman	03/10/25	USD	10	AUD	16	—
Brown Brothers Harriman	03/10/25	USD	219	AUD	346	(4)
Brown Brothers Harriman	03/10/25	USD	131	CHF	118	—
Brown Brothers Harriman	03/10/25	USD	203	CHF	182	(1)
Brown Brothers Harriman	03/10/25	CHF	257	USD	286	1
Brown Brothers Harriman	03/10/25	CHF	99	USD	109	(1)
Brown Brothers Harriman	03/10/25	AUD	402	USD	254	4
Brown Brothers Harriman	03/10/25	AUD	70	USD	44	—
Brown Brothers Harriman	03/10/25	USD	3	CAD	4	—
Brown Brothers Harriman	03/10/25	USD	484	CAD	690	(5)
Brown Brothers Harriman	03/10/25	NOK	536	USD	48	—
Brown Brothers Harriman	03/10/25	NOK	51	USD	5	—
Brown Brothers Harriman	03/10/25	CAD	745	USD	522	5
Brown Brothers Harriman	03/10/25	CAD	66	USD	45	—
Brown Brothers Harriman	03/10/25	GBP	515	USD	650	2
Brown Brothers Harriman	03/10/25	GBP	402	USD	501	(5)
Brown Brothers Harriman	03/10/25	USD	454	GBP	363	3
Brown Brothers Harriman	03/10/25	USD	629	GBP	498	(2)
Brown Brothers Harriman	03/10/25	USD	714	JPY	108,278	5
Brown Brothers Harriman	03/10/25	USD	573	JPY	85,538	(5)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

World Select Equity Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/10/25	DKK	1,013	USD	142	$1
Brown Brothers Harriman	03/10/25	DKK	349	USD	48	—
Brown Brothers Harriman	03/10/25	SEK	1,150	USD	108	1
Brown Brothers Harriman	03/10/25	SEK	345	USD	32	—
Brown Brothers Harriman	03/10/25	USD	668	EUR	643	1
Brown Brothers Harriman	03/10/25	USD	1,213	EUR	1,157	(9)
Brown Brothers Harriman	03/10/25	HKD	963	USD	124	—
Brown Brothers Harriman	03/10/25	HKD	1,191	USD	153	—
Brown Brothers Harriman	03/10/25	EUR	1,407	USD	1,473	9
Brown Brothers Harriman	03/10/25	EUR	785	USD	814	(2)
Brown Brothers Harriman	03/10/25	JPY	104,077	USD	696	5
Brown Brothers Harriman	03/10/25	JPY	96,654	USD	635	(7)
Standard Chartered	03/10/25	USD	4,698	AUD	7,499	(35)
Standard Chartered	03/10/25	HKD	31,763	USD	4,081	(4)
Standard Chartered	03/10/25	JPY	1,960,084	USD	12,903	(113)
Westpac Banking	03/10/25	SGD	531	USD	393	(1)
Westpac Banking	03/10/25	USD	881	SGD	1,191	3
Westpac Banking	03/10/25	USD	2,002	DKK	14,390	6
Westpac Banking	03/10/25	CHF	2,343	USD	2,595	(4)
Westpac Banking	03/10/25	USD	5,926	CHF	5,351	9
Westpac Banking	03/10/25	NOK	7,255	USD	645	—
Westpac Banking	03/10/25	USD	7,474	CAD	10,716	(33)
Westpac Banking	03/10/25	SEK	11,188	USD	1,027	(16)
Westpac Banking	03/10/25	EUR	21,368	USD	22,164	(66)
Westpac Banking	03/10/25	USD	21,595	EUR	20,820	64
						$(127)

Percentages are based on Net Assets of $267,433 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,651	$19,391	$(17,495)	$—	$—	$3,547	$166	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%
Argentina — 0.6%
Corp America Airports SA *	112,226	$2,054
Loma Negra Cia Industrial Argentina SA ADR *	160,349	1,692
Vista Energy SAB de CV ADR *	17,870	907
		4,653

Australia — 0.2%
OceanaGold Corp	361,322	973
SolGold PLC *	6,774,749	527
		1,500

Bangladesh — 0.3%
BRAC Bank PLC	6,471,066	2,774

Belgium — 0.2%
Cenergy Holdings SA	146,120	1,363
Melexis	8,321	496
		1,859

Brazil — 4.8%
Adecoagro SA	17,600	188
Azzas 2154	74,700	332
BB Seguridade Participacoes SA	19,200	124
C&A MODAS SA *	909,200	1,546
Cia Brasileira de Aluminio *	724,500	638
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	148,471	2,403
Cia de Saneamento de Minas Gerais Copasa MG	86,200	340
CPFL Energia SA	234,100	1,389
Cury Construtora e Incorporadora SA	93,600	338
Cyrela Brazil Realty SA Empreendimentos e Participacoes	102,400	364
Direcional Engenharia SA	77,100	387
Embraer SA *	237,000	2,824
Embraer SA ADR *	48,656	2,319
Hapvida Participacoes e Investimentos S/A *	1,329,000	478
Itau Unibanco Holding SA ADR	1,304,338	7,161
NU Holdings Ltd/Cayman Islands, Cl A *	275,942	2,966
Pagseguro Digital Ltd, Cl A *	126,002	927
Petroleo Brasileiro SA ADR, Cl A	497,758	6,078
Rumo	195,600	569
Sendas Distribuidora S/A *	863,700	982
TIM SA/Brazil	1,438,000	3,967
TOTVS SA	234,100	1,377
Vibra Energia SA	277,100	808
		38,505

Canada — 0.7%
Capstone Copper Corp *	160,997	893
Celestica Inc *	26,483	2,835
Pan American Silver Corp	71,057	1,693
		5,421

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cayman Islands — 0.1%
Theon International PLC	62,000	$1,120

Chile — 0.6%
Banco Santander Chile ADR	77,653	1,681
Parque Arauco SA	1,804,468	3,266
		4,947

China — 19.9%
3SBio Inc	461,000	434
Agricultural Bank of China Ltd, Cl H	2,062,000	1,229
Akeso *	88,000	830
Alibaba Group Holding Ltd	1,191,100	19,696
Alibaba Group Holding Ltd ADR	35,213	4,666
AsiaInfo Technologies Ltd	629,527	849
Atour Lifestyle Holdings ADR	18,411	565
Baidu Inc ADR *	69,772	6,032
Bairong, Cl B *	283,500	361
Bosideng International Holdings Ltd	306,000	149
BYD Co Ltd, Cl H	29,500	1,414
China Construction Bank Corp, Cl H *	5,376,000	4,561
China Galaxy Securities Co Ltd, Cl H *	843,000	854
China Hongqiao Group Ltd	513,500	826
China Life Insurance Co Ltd, Cl H *	358,000	690
China Medical System Holdings Ltd	273,000	289
China Merchants Port Holdings Co Ltd	230,000	377
China National Building Material Co Ltd, Cl H	3,098,000	1,549
China Pacific Insurance Group Co Ltd, Cl H	279,800	830
China Railway Group Ltd, Cl H	1,845,000	910
China Resources Land Ltd	1,438,500	4,817
China Resources Pharmaceutical Group Ltd	497,000	339
China State Construction International Holdings Ltd	274,000	418
China Taiping Insurance Holdings Co Ltd	311,200	459
CITIC Ltd	803,000	920
Contemporary Amperex Technology Co Ltd, Cl A	285,848	10,428
COSCO SHIPPING Holdings Co Ltd, Cl H	995,550	1,465
DiDi Global ADR *	611,216	3,050
GDS Holdings Ltd ADR *	31,032	1,181
Geely Automobile Holdings Ltd	278,000	629
Giant Biogene Holding Co ltd	200,200	1,616
Gree Electric Appliances Inc of Zhuhai, Cl A	88,700	499
Guangdong Xinbao Electrical Appliances Holdings Co Ltd, Cl A	140,767	307
Haier Smart Home Co Ltd, Cl A	2,007,400	6,430
Hello Group Inc ADR	29,508	217
Hengtong Optic-electric Co Ltd, Cl A	388,100	832
Industrial & Commercial Bank of China Ltd, Cl H *	877,000	621
iQIYI Inc ADR *	998,483	2,077
JD.com Inc ADR	190,150	7,967
Kingdee International Software Group Co Ltd *	682,000	1,121

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kuaishou Technology, Cl B *	106,500	$696
Kunlun Energy Co Ltd	2,470,000	2,468
Kweichow Moutai Co Ltd, Cl A	6,175	1,278
Medlive Technology	274,500	432
Meitu	1,531,500	938
Meituan, Cl B *	240,300	5,018
NARI Technology Co Ltd, Cl A *	530,900	1,713
New China Life Insurance Co Ltd, Cl H *	180,700	612
PDD Holdings Inc ADR *	7,120	809
People's Insurance Co Group of China Ltd/The, Cl H *	1,268,000	626
PetroChina Co Ltd, Cl H	632,000	473
PICC Property & Casualty Co Ltd	2,958,000	4,847
Ping An Insurance Group Co of China Ltd, Cl H	1,225,000	7,261
Pop Mart International Group Ltd	63,800	858
Q Technology Group Co Ltd	947,000	872
Qifu Technology Inc ADR	32,492	1,302
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	48,600	1,695
Sinotruk Hong Kong Ltd	473,000	1,259
Sunny Optical Technology Group Co Ltd	112,100	1,256
TAL Education Group ADR *	98,795	1,276
Tencent Holdings Ltd	259,853	15,994
Tongcheng Travel Holdings Ltd	615,600	1,379
Trip.com Group Ltd ADR *	25,214	1,429
Vipshop Holdings Ltd ADR	263,035	4,135
Weibo Corp ADR	49,722	498
Xiaomi Corp, Cl B *	97,800	655
Xinyi Glass Holdings Ltd	1,037,000	992
Xinyi Solar Holdings Ltd	264,000	112
Yangzijiang Shipbuilding Holdings Ltd	571,700	1,011
Yantai China Pet Foods, Cl A	243,400	1,252
Yihai International Holding Ltd	778,000	1,422
Yunnan Yuntianhua, Cl A	114,200	329
Zhejiang NHU Co Ltd, Cl A	359,369	1,046
ZTE Corp, Cl H	142,000	538
		158,985

Colombia — 0.4%
Bancolombia SA ADR, Cl R	39,108	1,631
Gran Tierra Energy Inc *	293,123	1,358
		2,989

Czechia — 0.1%
WAG Payment Solutions PLC *	1,509,678	1,144

Democratic Republic of Congo — 0.3%
Ivanhoe Mines Ltd, Cl A *	278,365	2,653

Egypt — 0.4%
Commercial International Bank - Egypt GDR	2,175,279	3,024

Ghana — 0.1%
Tullow Oil PLC *	4,509,267	860

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greece — 2.0%
Ellaktor	240,413	$564
Eurobank Ergasias Services and Holdings SA	2,462,148	6,440
National Bank of Greece SA	351,930	3,276
OPAP SA	63,365	1,129
Piraeus Financial Holdings SA	938,240	4,442
		15,851

Hong Kong — 0.3%
Cowell e Holdings *	158,000	610
Orient Overseas International Ltd	34,500	462
SUNeVision Holdings	1,091,109	1,238
		2,310

Hungary — 0.8%
OTP Bank Nyrt	77,245	4,788
Richter Gedeon Nyrt *	71,649	2,015
		6,803

Iceland — 0.5%
Islandsbanki HF	4,408,377	3,781

India — 8.7%
Amber Enterprises India Ltd *	4,146	268
Ashoka Buildcon Ltd *	546,159	1,083
Aster DM Healthcare Ltd	162,703	754
Aurobindo Pharma Ltd *	23,825	289
Bank of Baroda	142,163	322
Bharat Petroleum Corp Ltd	108,047	295
Bharti Airtel Ltd	57,660	1,039
Brigade Enterprises Ltd	141,064	1,538
Canara Bank	535,087	498
Cartrade Tech *	41,957	736
Chambal Fertilisers and Chemicals Ltd	45,321	278
Cholamandalam Financial Holdings	44,034	830
Coal India Ltd	141,951	603
Coforge	2,885	245
Crompton Greaves Consumer Electricals Ltd	198,104	729
Dixon Technologies India Ltd	4,880	782
Dr Reddy's Laboratories Ltd	27,004	345
Embassy Office Parks REIT ‡	72,909	304
Exide Industries Ltd	227,623	908
Federal Bank Ltd	702,541	1,434
Firstsource Solutions *	107,542	428
Genus Power Infrastructures Ltd	351,811	1,036
HCL Technologies Ltd	164,115	2,970
HDFC Asset Management Co Ltd	10,368	432
HDFC Bank Ltd ADR	72,408	4,462
Hindalco Industries Ltd	104,440	763
ICICI Bank Ltd	205,132	2,846
ICICI Bank Ltd ADR	210,553	5,870
Indian Hotels, Cl A	68,496	563
Indus Towers Ltd *	69,318	258
Info Edge India Ltd	9,126	733
Infosys Ltd ADR	54,758	1,101

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jyothy Labs Ltd	271,050	$1,002
KEC International Ltd	160,286	1,265
Kotak Mahindra Bank Ltd	95,175	2,079
KPIT Technologies Ltd	32,105	442
LIC Housing Finance Ltd	82,618	472
Lupin Ltd	42,512	928
Mahindra & Mahindra Ltd	42,867	1,272
Max Healthcare Institute Ltd	43,458	487
Mrs Bectors Food Specialities Ltd	102,852	1,555
Muthoot Finance Ltd	26,108	639
Narayana Hrudayalaya Ltd	113,174	1,875
Natco Pharma Ltd	39,574	350
National Aluminium Co Ltd	249,036	511
Oil & Natural Gas Corp Ltd	213,552	554
ONESOURCE SPECIALTY PHARMA LTD *	12,629	179
Paradeep Phosphates	14,721	15
PB Fintech Ltd *	176,394	2,974
Petronet LNG Ltd	604,496	1,967
PG Electroplast Ltd	24,208	222
Phoenix Mills Ltd/The	222,010	3,942
PNC Infratech Ltd	276,071	823
Raymond	57,154	848
REC Ltd	464,686	1,936
SAI LIFE SCIENCES LTD *	8,143	64
Shriram Finance	446,432	3,167
Sobha Ltd	47,740	629
Sun Pharmaceutical Industries	68,145	1,243
Thermax Ltd	17,645	657
Union Bank of India Ltd	323,482	418
VA Tech Wabag Ltd *	29,751	446
Varun Beverages	287,550	1,433
Zydus Lifesciences Ltd	24,797	249
		69,385

Indonesia — 3.5%
ADARO ANDALAN INDOSESIA PT *	564,775	229
Adaro Energy Indonesia Tbk PT	1,469,300	184
Aspirasi Hidup Indonesia Tbk PT	16,110,700	627
Astra International Tbk PT	2,288,800	626
Bank Central Asia Tbk PT	2,701,700	1,377
Bank Mandiri Persero Tbk PT	3,208,000	898
Bank Rakyat Indonesia Persero Tbk PT	21,364,327	4,379
Bank Syariah Indonesia Tbk PT	7,558,600	1,144
Cisarua Mountain Dairy PT TBK	8,232,000	2,264
First Pacific Co Ltd	7,750,000	4,539
Indo Tambangraya Megah Tbk PT	121,300	173
Indofood Sukses Makmur Tbk PT	754,000	324
Medikaloka Hermina Tbk PT	49,722,900	4,094
Pakuwon Jati Tbk PT	89,667,684	2,038
Perusahaan Gas Negara Tbk PT	2,812,700	256
Trimegah Bangun Persada Tbk PT	55,861,139	2,005
Ultrajaya Milk Industry & Trading Co Tbk PT	27,622,400	2,366

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Tractors Tbk PT	225,500	$304
		27,827

Israel — 0.6%
Energean PLC	405,434	5,188

Italy — 0.0%
Industrie De Nora	43,108	398

Kazakhstan — 1.8%
Air Astana JSC GDR *	542,507	3,304
Halyk Savings Bank of Kazakhstan JSC GDR	330,511	6,658
Kaspi.KZ JSC ADR	8,682	909
NAC Kazatomprom JSC GDR	99,200	3,636
		14,507

Kenya — 0.4%
Equity Group Holdings PLC/Kenya	9,178,063	3,460

Luxembourg — 0.8%
Alvotech SA *	257,154	2,901
ZABKA GROUP SA *	625,683	3,496
		6,397

Macao — 0.1%
MGM China Holdings Ltd	709,200	984

Malaysia — 0.1%
IHH Healthcare	106,600	178
My EG Services Bhd	2,129,300	420
Sime Darby Bhd	608,400	299
Tenaga Nasional Bhd	91,200	278
		1,175

Mexico — 1.8%
Alsea SAB de CV	373,000	819
Banco del Bajio SA	516,800	1,172
BBB Foods Inc, Cl A *	47,823	1,273
Controladora Vuela Cia de Aviacion SAB de CV ADR *	110,068	713
Fibra Uno Administracion SA de CV ‡	95,256	104
GCC	113,100	1,106
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	72,907	1,369
Grupo Financiero Banorte SAB de CV, Cl O	905,500	6,410
Qualitas Controladora SAB de CV	168,200	1,617
		14,583

Netherlands — 0.2%
SBM Offshore NV	69,404	1,465

New Zealand — 0.1%
a2 Milk Co Ltd/The *	88,940	443

Nigeria — 1.6%
Guaranty Trust Holding Co PLC	106,821,640	4,345
SEPLAT Energy PLC	2,173,062	5,199
Zenith Bank PLC	89,481,036	2,875
		12,419

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pakistan — 0.8%
Bank Alfalah Ltd	14,158,000	$3,902
Habib Bank Ltd	4,435,457	2,422
		6,324

Peru — 1.7%
Auna SA, Cl A *	442,896	3,822
Credicorp Ltd	27,051	4,951
Hochschild Mining PLC	1,528,338	3,562
Intercorp Financial Services Inc	32,761	1,049
		13,384

Philippines — 2.1%
Ayala Corp	309,759	2,957
Ayala Land Inc	5,508,500	2,064
Century Pacific Food Inc	1,438,600	1,004
GT Capital Holdings Inc	387,410	3,403
International Container Terminal Services Inc	16,450	99
OceanaGold Philippines Inc	16,554,300	4,307
Robinsons Land Corp	14,277,300	2,951
		16,785

Poland — 0.9%
Alior Bank SA	45,039	1,073
CCC SA *	4,240	201
DIAGNOSTYKA SA *	66,459	2,090
InPost SA *	80,123	1,390
KGHM Polska Miedz SA	48,308	1,567
Powszechny Zaklad Ubezpieczen SA	72,661	984
		7,305

Russia — 0.0%
LUKOIL PJSC ADR *(A)	68,718	–
Mobile TeleSystems PJSC ADR *	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–
Sberbank of Russia PJSC ADR *(A)	93,380	–
Surgutneftegas PJSC ADR *	416,721	–
		–
		—

Saudi Arabia — 0.7%
Arab National Bank	82,146	474
Arabian Internet & Communications Services Co	2,972	253
Bupa Arabia for Cooperative Insurance Co	27,292	1,240
Elm Co	2,011	570
Etihad Etisalat Co	42,212	698
Riyad Bank	86,040	676
Riyadh Cables Group Co	30,463	1,167
Saudi Ground Services Co	30,697	423
		5,501

Singapore — 1.1%
Grab Holdings Ltd, Cl A *	491,511	2,384

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sea Ltd ADR *	50,377	$6,411
		8,795

Slovenia — 0.7%
Nova Ljubljanska Banka dd GDR	194,699	5,595

South Africa — 2.9%
Absa Group Ltd	329,807	3,320
Aspen Pharmacare Holdings Ltd	92,337	813
Capitec Bank Holdings Ltd	10,153	1,681
Foschini Group Ltd/The	125,213	916
Impala Platinum Holdings Ltd	163,705	780
Naspers Ltd, Cl N *	56,318	13,468
Old Mutual Ltd	218,918	149
OUTsurance Group Ltd	356,603	1,371
Sasol Ltd	110,225	477
		22,975

South Korea — 9.7%
BH Co Ltd *	20,172	208
BNK Financial Group Inc	243,929	1,864
CJ CheilJedang Corp	2,244	364
Classys Inc *	39,874	1,727
Coupang Inc, Cl A *	75,270	1,784
Coway Co Ltd *	53,087	2,939
DB HiTek Co Ltd *	10,154	302
DB Insurance Co Ltd	7,193	451
DL E&C Co Ltd *	20,844	579
GS Holdings Corp *	9,960	246
Hana Financial Group Inc	226,210	9,225
Hankook Tire & Technology Co Ltd *	15,694	407
HD Hyundai Marine Solution	21,476	1,868
HD HYUNDAI MIPO *	16,660	1,198
HD Korea Shipbuilding & Offshore Engineering Co Ltd *	2,725	399
HPSP Co Ltd *	22,746	423
Hyundai Glovis Co Ltd	5,880	525
Hyundai Marine & Fire Insurance Co Ltd	13,014	207
Hyundai Mobis Co Ltd	5,631	948
Hyundai Motor Co	7,096	941
Hyundai Rotem Co Ltd *	40,516	2,173
Kangwon Land Inc *	29,477	324
Kia Corp	157,938	10,100
KIWOOM Securities Co Ltd *	3,072	241
Korea Electric Power *	31,629	462
Korea Gas Corp *	16,046	384
Korea Investment Holdings Co Ltd *	7,779	425
Korean Air Lines Co Ltd *	32,084	520
Krafton *	2,347	552
KT Corp	19,653	631
KT&G Corp	5,881	395
LG Chem Ltd *	9,120	1,471
LG Electronics Inc	74,948	4,059
LX INTERNATIONAL CORP *	13,188	233
NAVER Corp *	5,130	729

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NH Investment & Securities Co Ltd	134,248	$1,368
OCI Holdings Co Ltd *	7,149	391
PharmaResearch Co Ltd *	13,954	2,784
Poongsan Corp *	3,618	136
Samsung Electronics Co Ltd	274,135	10,258
Samsung Heavy Industries *	72,981	698
Samsung Life Insurance Co Ltd *	3,135	186
Samsung Securities Co Ltd *	11,454	358
Sanil Electric *	16,856	757
Shinhan Financial Group Co Ltd	52,001	1,645
SK Hynix Inc	21,209	2,815
SK Square Co Ltd *	73,830	4,596
SK Telecom Co Ltd	15,944	610
SKC Co Ltd *	5,508	496
Woori Financial Group Inc	62,538	709
Youngone Corp *	8,726	285
		77,396

Taiwan — 13.8%
Accton Technology Corp	20,000	400
All Ring Tech	109,000	1,248
Alltop Technology Co Ltd	175,000	1,558
Arcadyan Technology Corp	275,000	1,564
Asia Vital Components Co Ltd	118,686	1,870
ASPEED Technology Inc	11,130	1,184
Asustek Computer Inc	73,000	1,494
Bizlink Holding Inc	142,000	2,511
Cathay Financial Holding Co Ltd	602,000	1,241
Compal Electronics Inc	302,000	353
CTBC Financial Holding Co Ltd	4,923,000	6,083
Elan Microelectronics Corp	336,000	1,618
Elite Material Co Ltd	103,000	1,953
Ennoconn Corp	117,000	1,109
Eva Airways Corp	978,000	1,270
Evergreen Marine Corp Taiwan Ltd	181,800	1,180
Gold Circuit Electronics Ltd	228,000	1,511
Hon Hai Precision Industry Co Ltd	560,912	2,904
Johnson Health Tech Co Ltd	263,000	1,431
King Slide Works Co Ltd	21,000	1,241
King Yuan Electronics Co Ltd	468,000	1,492
Kinik Co	161,000	1,316
Lotes Co Ltd	8,000	395
Macronix International Co Ltd	1,745,000	1,156
MediaTek Inc	86,729	3,879
Micro-Star International Co Ltd	543,000	3,019
MPI Corp	27,000	630
Pou Chen Corp	331,000	384
Quanta Computer Inc	66,000	489
Radiant Opto-Electronics Corp	66,000	396
Sports Gear Co Ltd	173,000	825
Taiwan Paiho Ltd	499,000	1,100
Taiwan Semiconductor Manufacturing Co Ltd	1,730,000	52,767

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	13,608	$2,457
Taiwan Surface Mounting Technology Corp	82,000	274
Universal Microwave Technology Inc	117,000	1,534
Visual Photonics Epitaxy Co Ltd	276,000	1,192
Voltronic Power Technology Corp	22,950	1,134
Wistron Corp	231,000	773
Wiwynn Corp *	10,000	584
Yang Ming Marine Transport Corp	442,000	970
		110,489

Thailand — 1.2%
Com7 PCL, Cl F	362,800	233
Fabrinet *	2,944	589
Kasikornbank PCL NVDR	1,287,300	5,719
Krung Thai Bank PCL	1,129,300	745
Muangthai Capital PCL NVDR	879,900	1,215
NSL Foods NVDR	751,100	594
Sansiri PCL	2,993,200	147
		9,242

Turkey — 1.0%
AG Anadolu Grubu Holding AS, Cl A	53,643	455
Anadolu Efes Biracilik Ve Malt Sanayii AS	58,320	276
Dogus Otomotiv Servis ve Ticaret AS	64,376	305
Haci Omer Sabanci Holding AS	974,797	2,593
KOC Holding AS	143,567	602
MLP Saglik Hizmetleri AS, Cl B *	116,116	1,136
Turk Hava Yollari AO *	37,614	319
Turkcell Iletisim Hizmetleri AS	125,867	349
Ulker Biskuvi Sanayi AS	391,958	1,188
Yapi ve Kredi Bankasi AS	795,611	643
		7,866

United Arab Emirates — 3.0%
Abu Dhabi Commercial Bank PJSC	162,617	507
Aldar Properties PJSC	208,198	506
Alef Education Holding PLC	9,481,277	2,969
Emaar Development PJSC	1,304,122	4,589
Emaar Properties PJSC	3,552,337	13,122
Presight AI Holding *	773,494	461
TALABAT HOLDING PLC *	3,502,624	1,469
		23,623

United Kingdom — 0.1%
Anglogold Ashanti PLC	17,463	504

United States — 0.1%
JBS S/A	194,800	1,023

Vietnam — 1.9%
Masan Group *	910,300	2,418
Military Commercial Joint Stock Bank	7,378,091	6,673
SSI Securities Corp	101,000	104
Vietnam Technological & Commercial Joint Stock Bank	3,308,440	3,393

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vinhomes JSC	1,825,800	$2,950
		15,538

Zambia — 0.5%
First Quantum Minerals Ltd	302,687	3,772

Total Common Stock
(Cost $664,911) ($ Thousands)		753,527

PREFERRED STOCK — 1.7%
Brazil — 0.3%
Bradespar SA (B)	212,400	603
Marcopolo SA (B)	1,358,240	1,713
		2,316

Colombia — 0.1%
Banco Davivienda SA *(B)	215,784	1,051

South Korea — 1.3%
Hyundai Motor Co (B)	43,172	4,506
LG Chem Ltd *(B)	5,906	461
LG Electronics Inc (B)	25,035	658
Samsung Electronics Co Ltd (B)	138,023	4,241
		9,866

Total Preferred Stock
(Cost $18,078) ($ Thousands)		13,233

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	17,885,147	17,885
Total Cash Equivalent
(Cost $17,885) ($ Thousands)		17,885
Total Investments in Securities — 98.1%
(Cost $700,874) ($ Thousands)		$784,645

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	282	Mar-2025	$14,539	$14,067	$(472)

Percentages are based on Net Assets of $800,246 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$7,016	$104,075	$(93,206)	$—	$—	$17,885	$495	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 31.6%
Aerospace & Defense — 0.4%
Cobham Ultra SeniorCo SARL, Facility B (USD), 1st Lien
8.427%, CME Term SOFR + 3.750%, 08/03/2029 (A)(B)	$750	$748
Kaman/Ruby/Arxis, Cov-Lite Term Loan, 1st Lien
0.000%, 01/21/2032 (B)(C)	516	513
Kaman/Ruby/Arxis, Delayed Term Loan, 1st Lien
0.000%, 01/21/2032 (B)(C)	49	48
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.829%, CME Term SOFR + 2.500%, 02/28/2031 (A)	179	179
TransDigm Inc., Tranche K Term Loan, 1st Lien
7.079%, CME Term SOFR + 2.750%, 03/22/2030 (A)	519	520
		2,008

Air Transport — 0.3%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.305%, CME Term SOFR + 4.750%, 04/20/2028 (A)	775	790
Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 1st Lien
5.920%, CME Term SOFR + 1.500%, 02/12/2027 (A)	424	423
		1,213

Automotive — 1.1%
American Auto Auction Group, LLC, 2024 Refinancing Term Loan, 1st Lien
8.822%, 12/30/2027	318	320
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan
8.438%, 04/06/2028	245	243
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.052%, CME Term SOFR + 2.750%, 10/16/2031 (A)	514	515
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 05/06/2030 (A)	898	893
Hertz Corporation, The, Initial Term B Loan, 1st Lien
7.938%, CME Term SOFR + 3.500%, 06/30/2028 (A)	286	248
Hertz Corporation, The, Initial Term C Loan, 1st Lien
7.938%, CME Term SOFR + 3.500%, 06/30/2028 (A)	56	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term B-1 Loan, 1st Lien
6.813%, CME Term SOFR + 2.500%, 04/23/2031 (A)	$971	$969
RealTruck Group, Inc., Initial Term Loan, 1st Lien
7.938%, CME Term SOFR + 3.500%, 01/31/2028 (A)(B)	380	367
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 1st Lien
9.438%, CME Term SOFR + 5.000%, 01/31/2028 (A)(B)	115	113
Wand Newco 3, Inc., Tranche B-2 Term Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 01/30/2031 (A)	847	845
		4,561

Building & Development — 0.9%
ArchKey Holdings Inc., TLB
9.059%, 10/10/2031	466	467
Artera Services, LLC, Tranche C Term Loan, 1st Lien
8.829%, CME Term SOFR + 4.500%, 02/15/2031 (A)(B)	433	426
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.174%, CME Term SOFR + 3.750%, 11/23/2027 (A)	252	240
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.938%, CME Term SOFR + 3.500%, 12/08/2025 (A)	833	805
Gulfside Supply, Inc., Initial Term Loan, 1st Lien
7.326%, CME Term SOFR + 3.000%, 06/17/2031 (A)(D)	279	278
Kodiak BP, LLC, Initial Term Loan, 1st Lien
8.046%, CME Term SOFR + 3.750%, 12/04/2031 (A)	500	499
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.560%, CME Term SOFR + 2.250%, 02/10/2032 (A)(B)	505	504
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
8.174%, CME Term SOFR + 3.750%, 10/15/2028 (A)	155	154
Wrench Group LLC, Initial Term Loan, 1st Lien
8.590%, CME Term SOFR + 4.000%, 10/30/2028 (A)	519	493
		3,866

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Business Equipment & Services — 5.7%
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
9.291%, CME Term SOFR + 5.000%, 08/18/2028 (A)	$1,157	$1,160
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
6.938%, 02/04/2028	869	871
Apple Bidco, LLC, Amendment No. 5 Term Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 09/23/2031 (A)(B)	380	378
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 08/02/2028 (A)	605	603
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan, 1st Lien
6.074%, CME Term SOFR + 1.750%, 05/23/2031 (A)	472	471
Bach Finance Limited, Eleventh Amendment Dollar Term Loan, 1st Lien
7.496%, CME Term SOFR + 3.250%, 01/09/2032 (A)	803	807
Boost Newco Borrower, LLC, USD Term B-2 Loan, 1st Lien
6.291%, CME Term SOFR + 2.000%, 01/31/2031 (A)	404	404
BW Holding, Inc., Initial Term Loan, 1st Lien
8.463%, CME Term SOFR + 4.000%, 12/14/2028 (A)(B)	778	651
Chart Industries, Amendment No. 7 Term Loan
6.805%, 03/15/2030	755	755
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
6.324%, CME Term SOFR + 2.000%, 11/02/2029 (A)	224	223
Cotiviti, Inc., Term Loan
0.000%, 02/17/2032 (A)(B)(C)	440	434
Ensono, Inc., Initial Term Loan, 1st Lien
8.438%, CME Term SOFR + 4.000%, 05/26/2028 (A)	1,053	1,046
Examworks Bidco Inc., Initial Term Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 11/01/2028 (A)	1,339	1,337
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1st Lien
7.055%, CME Term SOFR + 2.750%, 06/02/2031 (A)	1,039	1,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Iqvia Inc., Incremental Term B-4 Dollar Loan, 1st Lien
6.329%, CME Term SOFR + 2.000%, 01/02/2031 (A)	$574	$575
Leia Finco US LLC, Initial Term Loan, 1st Lien
7.535%, CME Term SOFR + 3.250%, 10/09/2031 (A)	800	797
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 10/23/2028 (A)	412	412
Mermaid Bidco
7.553%, CME Term SOFR + 3.250%, 07/03/2031 (A)	270	271
OMNIA Partners, LLC , Initial Term Loan (2024), 1st Lien
7.050%, CME Term SOFR + 2.750%, 07/25/2030 (A)	209	209
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.309%, CME Term SOFR + 3.000%, 07/31/2028 (A)	1,238	1,234
Project Castle, Inc., Initial Term Loan, 1st Lien
9.762%, CME Term SOFR + 5.500%, 06/01/2029 (A)	805	675
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 1st Lien
7.313%, CME Term SOFR + 3.000%, 07/31/2031 (A)	1,143	1,144
Service Logic Acquisition, Inc., Relevant Term Loan, 1st Lien
7.791%, CME Term SOFR + 3.500%, 10/29/2027 (A)	1,140	1,141
Sharp Services, LLC, Tranche D Term Loan, 1st Lien
7.579%, CME Term SOFR + 3.250%, 12/31/2028 (A)	1,007	1,004
Tempo Acquisition, LLC, Seventh Incremental Term Loan, 1st Lien
6.074%, CME Term SOFR + 1.750%, 08/31/2028 (A)	302	300
TK Elevator Midco GmbH, Facility B2 (USD), 1st Lien
7.737%, CME Term SOFR + 3.500%, 04/30/2030 (A)	515	515
Trans Union LLC, 2024 Refinancing Term B-9 Loan
6.197%, 06/24/2031 (B)	1,150	1,148

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
United Talent Agency, LLC, 2024 Refinancing Term Loan, 1st Lien
8.067%, CME Term SOFR + 3.750%, 07/07/2028 (A)(D)	$1,062	$1,063
University Support Services LLC, 2021 Term Loan, 1st Lien
7.063%, 02/10/2029	408	408
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.583%, CME Term SOFR + 4.000%, 08/20/2025 (A)	632	601
Waystar Technologies, Inc., New Term Loan Facility, 1st Lien
6.574%, CME Term SOFR + 2.250%, 10/22/2029 (A)	582	583
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
7.188%, CME Term SOFR + 2.750%, 05/18/2025 (A)	1,167	1,166
		23,423

Cable & Satellite Television — 1.0%
Altice France S.A., USD TLB-[14] Loan, 1st Lien
9.802%, CME Term SOFR + 5.500%, 08/15/2028 (A)(B)	22	20
Creative Artists Agency, LLC, 2024 Refinancing Term Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 10/01/2031 (A)(B)	1,042	1,042
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
7.001%, CME Term SOFR + 2.563%, 05/01/2026 (A)	297	290
Endeavor Group Holdings, Inc., Term Loan B
0.000%, 01/27/2032 (A)(B)(C)	530	532
Gray Television, Inc., Term F Loan, 1st Lien
9.559%, CME Term SOFR + 5.250%, 06/04/2029 (A)	259	245
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
7.825%, CME Term SOFR + 3.250%, 08/19/2026 (A)	1,230	1,135
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.724%, CME Term SOFR + 3.175%, 03/31/2031 (A)	350	340
Virgin Media Bristol LLC, N Facility, 1st Lien
6.926%, CME Term SOFR + 2.500%, 01/31/2028 (A)	646	632
		4,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Chemicals & Plastics — 0.8%
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.424%, CME Term SOFR + 4.000%, 11/24/2027 (A)	$50	$49
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
12.174%, CME Term SOFR + 7.750%, 11/24/2028 (A)	95	92
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
10.000%, CME Term SOFR + 3.500%, 12/04/2026 (A)	654	652
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
9.840%, CME Term SOFR + 5.250%, 11/01/2028 (A)(B)	707	455
Herens Holdco SARL, Facility B
8.354%, 07/03/2028 (A)(B)	525	503
LTI Holdings, Inc., 2024 Term Loan, 1st Lien
8.574%, CME Term SOFR + 4.250%, 07/29/2029 (A)	546	546
Polar US Borrower, LLC, Term B-1-A Loan
9.900%, 10/16/2028	259	156
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
7.291%, CME Term SOFR + 3.000%, 01/31/2029 (A)	903	902
Wilsonart LLC, Initial Term Loan, 1st Lien
8.579%, CME Term SOFR + 4.250%, 08/05/2031 (A)	367	363
		3,718

Conglomerates — 0.2%
Curian Global Inc., 2021 Term Loan, 1st Lien
8.174%, 08/30/2026	1,079	1,014

Containers & Glass Products — 1.2%
Anchor Packaging, LLC, Amendment No.5 Term Loan, 1st Lien
7.567%, CME Term SOFR + 3.250%, 07/18/2029 (A)	499	499
Charter Next Generation, Inc. , 2024 Replacement Term Loan, 1st Lien
7.307%, CME Term SOFR + 3.000%, 11/29/2030 (A)	638	638
Pregis TopCo LLC, Initial Term Loan, 1st Lien
8.324%, CME Term SOFR + 4.000%, 07/31/2026 (A)	1,181	1,184
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.189%, CME Term SOFR + 3.899%, 10/02/2028 (A)	1,056	731

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan, 1st Lien
8.041%, CME Term SOFR + 3.750%, 10/02/2028 (A)	$412	$422
Ranpak Corp., Initial Dutch Borrower Term Loan, 1st Lien
8.853%, 12/19/2031	170	170
Ranpak Corp., Initial U.S. Borrower Term Loan, 1st Lien
8.853%, 12/19/2031	265	266
Trident TPI Holdings, Inc., Tranche B-7 Initial Term Loan, 1st Lien
8.188%, CME Term SOFR + 3.750%, 09/15/2028 (A)	738	738
		4,648

Ecological Services & Equipment — 0.4%
Enstall Group B.V., Initial Term Loan, 1st Lien
9.590%, CME Term SOFR + 5.000%, 08/30/2028 (A)(D)	173	138
GFL Environmental Inc., 2024 Refinancing Term Loan, 1st Lien
6.305%, CME Term SOFR + 2.000%, 07/03/2031 (A)	444	443
GFL Environmental Services Inc., Term Loan
6.819%, CME Term SOFR + 2.500%, 03/03/2032 (A)(B)	534	533
Pasadena Performance Products, LLC, Term B Loan
7.752%, 03/01/2032 (B)	505	505
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
7.188%, CME Term SOFR + 2.750%, 03/24/2028 (A)	490	484
		2,103

Electronics/Electrical — 4.8%
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
7.079%, CME Term SOFR + 2.750%, 02/24/2031 (A)	864	869
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 02/15/2029 (A)	340	339
Bending Spoons US Inc., Term Loan B
0.000%, 12/02/2031 (A)(B)(C)	505	506
Central Parent LLC, 2024 Refinancing Term Loan, 1st Lien
7.579%, CME Term SOFR + 3.250%, 07/06/2029 (A)(B)	513	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 03/30/2029 (A)	$843	$845
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.079%, CME Term SOFR + 3.750%, 03/21/2031 (A)	345	346
CommerceHub, Inc., Initial Term Loan, 1st Lien
8.458%, CME Term SOFR + 4.000%, 12/29/2027 (A)	212	207
ConnectWise, LLC, Initial Term Loan, 1st Lien
8.090%, CME Term SOFR + 3.500%, 09/29/2028 (A)	607	607
Conservice Midco, LLC, Initial Term Loan
7.310%, 05/15/2030	400	400
Databricks, Inc., Initial Closing Date Term Loan
8.809%, 01/03/2031	332	333
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
9.948%, CME Term SOFR + 5.250%, 11/29/2030 (A)	277	280
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 10/09/2029 (A)	619	618
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
9.074%, CME Term SOFR + 4.750%, 11/22/2032 (A)	365	372
Epicor Software Corporation, Term F Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 05/30/2031 (A)	934	936
Idemia Group S.A.S. Facility B5 (USD) Term Loan
8.579%, 09/30/2028	76	77
Imprivata, Inc., 2024 Refinancing Term Loan, 1st Lien
7.791%, CME Term SOFR + 3.500%, 12/01/2027 (A)	606	608
Indemia Group S.A.S, Facility B5
8.579%, 09/30/2028	495	497
Inmar, Inc., Initial Term Loan, 1st Lien
9.324%, CME Term SOFR + 5.000%, 10/30/2031 (A)	349	349
Isolved, Inc., Term B-2 Loan
7.562%, 10/15/2030	717	722

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.574%, CME Term SOFR + 4.250%, 05/03/2028 (A)	$239	$233
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
8.574%, CME Term SOFR + 4.250%, 12/31/2031 (A)	120	115
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.891%, CME Term SOFR + 4.500%, 05/02/2029 (A)	330	293
Motus Group, LLC, Initial Term Loan, 1st Lien
8.079%, CME Term SOFR + 3.750%, 12/11/2028 (A)	931	927
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
6.074%, CME Term SOFR + 1.750%, 01/31/2030 (A)	479	479
Perforce Software, Inc, 2024-1 Refinancing Term Loan, 1st Lien
9.062%, 07/02/2029 (B)	490	473
Planview Parent, Inc., 2024-B Incremental Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 12/17/2027 (A)	1,000	999
PointClickCare Technologies Inc., 2024-1 Term Loan, 1st Lien
7.579%, CME Term SOFR + 3.250%, 11/03/2031 (A)	849	850
Polaris Newco LLC, Dollar Term Loan, 1st Lien
8.552%, CME Term SOFR + 4.000%, 06/02/2028 (A)	217	216
Project Alpha Intermediate Holding, Inc., Add-on Cov-Lite TLB
0.000%, 10/28/2030 (A)(C)	190	191
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 1st Lien
7.579%, CME Term SOFR + 3.250%, 10/26/2030 (A)	115	116
Project Boost Purchaser, LLC, Initial Term Loan, 1st Lien
7.307%, CME Term SOFR + 3.000%, 07/16/2031 (A)	1,389	1,387
Proofpoint, Inc., 2024 Refinancing Term Loan, 1st Lien
7.312%, CME Term SOFR + 3.000%, 08/31/2028 (A)	1,075	1,077
Pushpay USA Inc., Term Loan
8.323%, 08/16/2031	260	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Quartz Holding Company, Term Loan, 1st Lien
7.824%, CME Term SOFR + 3.500%, 10/02/2028 (A)	$598	$600
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.691%, CME Term SOFR + 4.250%, 02/01/2029 (A)	1,017	545
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.574%, CME Term SOFR + 4.250%, 11/28/2028 (A)	309	310
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
6.324%, CME Term SOFR + 2.000%, 05/09/2031 (A)	946	948
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 09/28/2029 (A)	901	894
Zodiac Purchaser, LLC, Term Loan
7.815%, CME Term SOFR + 3.500%, 02/14/2032 (A)(B)	750	745
		21,037

Financial Intermediaries — 2.5%
AssuredPartners, Inc, 2024 Term Loan, 1st Lien
7.824%, CME Term SOFR + 3.500%, 02/14/2031 (A)	997	997
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 07/01/2031 (A)	127	127
Cogentrix Finance Holdco I, LLC, Term Loan
7.074%, CME Term SOFR + 2.750%, 02/26/2032 (A)(B)	400	399
Cornerstone Generation, LLC, Term Loan B
0.000%, 10/28/2031 (A)(B)(C)	379	380
CPI Holdco B, LLC, First Amendment Incremental Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 05/17/2031 (A)	460	458
ECO Material Technologies Inc., Initial Term Loan, 1st Lien
7.568%, CME Term SOFR + 3.250%, 02/12/2032 (A)	520	519
Edelman Financial Engines Center, LLC, The, 2024 Refinancing Term Loan, 2nd Lien
9.574%, CME Term SOFR + 5.250%, 10/06/2028 (A)	484	486

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Focus Financial Partners, LLC, Initial Term Loan, 1st Lien
7.574%, CME Term SOFR + 3.250%, 09/15/2031 (A)	$442	$442
Goat Holdco, LLC, Term Loan B
7.324%, 01/27/2032	750	747
HighTower Holding, LLC, Initial Term Loan, 1st Lien
7.291%, CME Term SOFR + 3.000%, 02/03/2032 (A)	738	736
Horizon Midco 2 Limited, Term B Loan, 1st Lien
8.677%, CME Term SOFR + 4.250%, 10/31/2031 (A)	380	372
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.315%, CME Term SOFR + 5.000%, 11/12/2032 (A)	150	152
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.313%, CME Term SOFR + 2.000%, 12/15/2031 (A)	748	738
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.791%, CME Term SOFR + 4.500%, 07/01/2031 (A)(B)	527	514
PEX Holdings LLC, Term Loan, 1st Lien
7.079%, CME Term SOFR + 2.750%, 11/26/2031 (A)	250	250
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.637%, CME Term SOFR + 5.000%, 10/27/2027 (A)	1,082	1,022
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.574%, CME Term SOFR + 3.250%, 11/19/2031 (A)	327	325
Rohm Holding GmbH, Facility B (USD), 1st Lien
9.665%, CME Term SOFR + 5.000%, 07/31/2026 (A)(B)	598	591
Spring Education Group, Inc., Initial Term Loan
8.329%, CME Term SOFR + 4.500%, 10/04/2030 (A)	673	677
Victory Buyer LLC, Initial Term Loan, 1st Lien
8.188%, CME Term SOFR + 3.750%, 11/19/2028 (A)	681	659
		10,591

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Food Service — 1.0%
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
9.188%, 10/01/2025 (A)	$824	$805
8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien
8.188%, CME Term SOFR + 3.750%, 10/01/2025 (A)	187	183
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan, 1st Lien
6.324%, CME Term SOFR + 2.000%, 06/22/2030 (A)	915	917
Chobani, LLC, 2025 New Term Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 10/25/2027 (A)	567	570
Froneri International Limited, Facility B4, 1st Lien
6.237%, CME Term SOFR + 2.000%, 09/30/2031 (A)(B)	729	725
Golden State Foods LLC, Initial Term Loan, 1st Lien
8.557%, CME Term SOFR + 4.250%, 12/04/2031 (A)	433	436
IRB Holding Corp., 2024 Second Replacement Term B Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 12/15/2027 (A)	864	863
		4,499

Food/Drug Retailers — 0.1%
Eagle Parent Corp., Initial Term Loan, 1st Lien
8.579%, CME Term SOFR + 4.250%, 04/02/2029 (A)	419	402
		402

Health Care — 3.6%
Barentz Midco B.V., Facility B2 (USD), 1st Lien
8.429%, CME Term SOFR + 4.000%, 03/01/2031 (A)(B)	596	595
Barentz Midco B.V., Term Loan B
0.000%, 03/03/2031 (A)(B)(C)	125	125
Bausch + Lomb Corp., First Incremental Term Loan
8.329%, CME Term SOFR + 4.000%, 09/29/2028 (A)	311	311
Bausch + Lomb Corp., Initial Term Loan, 1st Lien
7.674%, 05/10/2027 (A)	610	607
Bracket Intermediate Holding Corp., 2024 Term Loan, 1st Lien
8.579%, CME Term SOFR + 4.250%, 05/08/2028 (A)	1,272	1,280

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1st Lien
8.565%, CME Term SOFR + 4.250%, 02/11/2028 (A)	$926	$923
CNT Holdings I Corp, 2025 Replacement Term Loan, 1st Lien
6.802%, CME Term SOFR + 2.500%, 11/08/2032 (A)	694	692
Concentra Health Services, Inc., Initial Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 07/26/2031 (A)	65	65
Confluent Medical Technologies, Inc.
7.555%, CME Term SOFR + 5.250%, 02/16/2029 (A)	1,122	1,125
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
8.074%, CME Term SOFR + 3.750%, 07/01/2030 (A)	81	81
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.429%, CME Term SOFR + 4.000%, 10/01/2027 (A)	139	130
Gainwell Acquisition Corp., Term B Loan, 2nd Lien
12.388%, CME Term SOFR + 8.000%, 10/02/2028 (A)(D)	265	228
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.040%, CME Term SOFR + 4.750%, 10/31/2028 (A)	1,179	1,178
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.463%, CME Term SOFR + 2.000%, 11/15/2027 (A)	73	72
Hanger, Inc., Delayed Draw Term Loan, 1st Lien
7.819%, CME Term SOFR + 3.500%, 10/23/2031 (A)(B)	40	41
Hanger, Inc., Initial Term Loan, 1st Lien
7.824%, CME Term SOFR + 3.500%, 10/23/2031 (A)(B)	315	315
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
6.979%, CME Term SOFR + 2.500%, 01/08/2029 (A)	558	558
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, 1st Lien
8.052%, CME Term SOFR + 3.750%, 05/17/2031 (A)	344	332
Mamba Purchaser, Inc., Refinanced Term Loan, 1st Lien
7.312%, 10/16/2028	946	944

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
7.293%, CME Term SOFR + 3.000%, 10/19/2027 (A)(D)	$300	$294
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 10/27/2028 (A)	929	933
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 11/15/2028 (A)(B)	396	396
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.302%, CME Term SOFR + 4.000%, 09/20/2028 (A)	352	303
Radnet Management, Inc., 2024 Refinancing Term Loan, 1st Lien
6.568%, CME Term SOFR + 2.250%, 04/18/2031 (A)	637	637
Select Medical Corporation, Tranche B-2 Loan, 1st Lien
6.309%, CME Term SOFR + 2.000%, 12/03/2031 (A)	46	46
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 12/19/2030 (A)	618	618
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.250%, 03/02/2027 (A)	1,067	1,043
TEAM Services Group, LLC, Incremental Term Loan, 1st Lien
9.541%, 12/20/2027	225	220
WCG Purchaser Corp., 2024 Refinancing Term Loan, 1st Lien
7.857%, CME Term SOFR + 3.500%, 01/08/2027 (A)	1,332	1,329
		15,421

Home Furnishings — 0.1%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan, 1st Lien
7.553%, CME Term SOFR + 3.250%, 01/17/2032 (A)	7	7
Weber-Stephen Products LLC, Initial Term B Loan
7.688%, 10/30/2027 (A)	462	458
		465

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Industrial Equipment — 0.7%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
7.072%, CME Term SOFR + 2.750%, 08/19/2031 (A)	$488	$488
Crown Equipment Corp., Initial Term Loan
6.814%, 10/02/2031	385	386
JBT Marel Corporation, Initial Term Loan, 1st Lien
6.674%, CME Term SOFR + 2.250%, 01/02/2032 (A)	310	311
Star US Bidco LLC, Fifth Amendment Refinancing Term Loan, 1st Lien
8.074%, CME Term SOFR + 3.750%, 03/17/2027 (A)	522	523
TMK Hawk Parent, Corp., Initial Tranche B Loan
9.574%, 06/30/2029 (D)	554	332
TMK Hawk Parent, Corp., Term Loan (PIK), 1st Lien
11.000%, 12/15/2031 (D)	18	18
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.559%, CME Term SOFR + 2.250%, 01/27/2031 (A)	1,015	1,012
		3,070

Insurance — 1.0%
Acrisure, LLC, 2024 Repricing Term B-1 Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 02/13/2027 (A)	883	882
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien
7.072%, CME Term SOFR + 2.750%, 09/19/2031 (A)	468	468
AmWINS Group, Inc., Initial Term Loan
6.574%, CME Term SOFR + 2.250%, 01/30/2032 (A)	763	761
Asurion, LLC, New B-11 Term Loan, 1st Lien
8.674%, CME Term SOFR + 4.250%, 08/19/2028 (A)	–	—
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.688%, CME Term SOFR + 3.250%, 12/23/2026 (A)	715	714
Goosehead Insurance Holdings, LLC, Initial Term Loan, 1st Lien
7.810%, CME Term SOFR + 3.500%, 01/08/2032 (A)	500	501
HIG Finance 2 Limited
7.812%, 04/18/2030	474	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
HIG Finance 2 Limited, 2024-3 Dollar Refinancing Term Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 02/15/2031 (A)	$40	$40
Ryan Specialty, LLC, 2024 Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 09/15/2031 (A)	321	321
		4,161

Leisure Goods/Activities/Movies — 0.9%
Alterra Mountain Company, Series B-7 Term Loan
7.312%, 05/31/2030	195	195
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.590%, CME Term SOFR + 5.000%, 09/18/2026 (A)	933	937
Formula One Management Limited, Facility B, 1st Lien
6.329%, CME Term SOFR + 2.000%, 09/30/2031 (A)	737	738
Formula One Management Limited, Incremental Term Facility
0.000%, 09/10/2031 (A)(B)(C)	369	369
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.662%, 12/11/2028	218	219
Recess Holdings, Inc., Initial Term Loan, 1st Lien
8.047%, CME Term SOFR + 3.750%, 02/20/2030 (A)	758	762
UFC Holdings, LLC, Incremental Term B-4 Loan, 1st Lien
6.580%, CME Term SOFR + 2.250%, 11/21/2031 (A)	435	435
		3,655

Lodging & Casinos — 0.8%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
6.563%, CME Term SOFR + 2.250%, 02/06/2030 (A)	954	954
Four Seasons Holdings, Inc., 2024-2 Repricing Term Loan, 1st Lien
6.062%, 11/30/2029	588	588
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, 1st Lien
8.785%, CME Term SOFR + 4.500%, 02/15/2029 (A)	489	491
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.579%, CME Term SOFR + 4.250%, 08/01/2030 (A)	822	824

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Station Casinos LLC, Term B Facility, 1st Lien
6.324%, CME Term SOFR + 2.000%, 03/14/2031 (A)	$893	$891
		3,748

Nonferrous Metals/Minerals — 0.1%
AIP RD Buyer Corp., Term B Loan, 1st Lien
8.324%, CME Term SOFR + 4.250%, 12/22/2028 (A)(D)	354	354

Oil & Gas — 0.8%
CQP Holdco LP, Amendment No. 6 Refinancing Term Loan, 1st Lien
6.329%, CME Term SOFR + 2.000%, 12/31/2030 (A)	243	243
Freeport LNG investments, LLLP, 2025 Term Loan B
0.000%, 12/21/2028 (C)	93	93
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
7.555%, 11/16/2026	600	599
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
8.924%, 09/19/2029 (A)	642	643
Par Petroleum, LLC, Initial Loan, 1st Lien
8.038%, 02/28/2030	399	397
PG Polaris Bidco SARL, Initial Term Loan, 1st Lien
7.329%, CME Term SOFR + 3.000%, 03/26/2031 (A)	574	575
Prairie Acquiror LP, Initial Term B-3 Loan
8.574%, 08/01/2029	816	823
		3,373

Publishing — 0.6%
Century De Buyer LLC, 2024 Term Loan
7.787%, 10/30/2030 (B)	794	796
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 01/18/2029 (A)	984	982
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.424%, CME Term SOFR + 5.000%, 10/30/2028 (A)(B)	368	340
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.589%, CME Term SOFR + 5.000%, 02/15/2029 (A)	577	577
		2,695

Retailers (Except Food & Drug) — 0.5%
Belfor Holdings Inc., Tranche B-3 Term Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 11/01/2030 (A)	758	762

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
GSM Outdoors Acquisition Corporation, Initial Term Loan, 1st Lien
9.357%, CME Term SOFR + 5.000%, 09/30/2031 (A)	$319	$310
LBM Acquisition, LLC, Amendment No. 3 Term Loan, 1st Lien
8.167%, CME Term SOFR + 3.750%, 06/06/2031 (A)(D)	661	644
		1,716

Software & Service — 0.5%
CCC Information Services Inc., Initial Term Loan, 1st Lien
6.324%, 09/21/2028	873	871
Mosel Bidco SE, Facility B (USD), 1st Lien
8.829%, CME Term SOFR + 4.750%, 09/16/2030 (A)(D)	1,148	1,150
		2,021

Surface Transport — 0.2%
E2open, LLC, Initial Term Loan, 1st Lien
7.938%, CME Term SOFR + 3.500%, 02/04/2028 (A)(B)	203	202
FCG Acquisitions, Inc., Amendment No. 11 Term Loan, 1st Lien
7.574%, CME Term SOFR + 3.250%, 03/31/2028 (A)	399	399
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.892%, CME Term SOFR + 2.500%, 07/21/2028 (A)(B)	173	173
First Student Bidco Inc., TLB-2 Loan, 1st Lien
6.892%, CME Term SOFR + 2.500%, 07/21/2028 (A)	66	65
Johnstone Supply, LLC, 2024-1 Incremental Term Loan
6.820%, 06/09/2031	598	595
		1,434

Telecommunications — 0.6%
Avaya Inc., Initial Term Loan, 1st Lien
11.824%, CME Term SOFR + 7.500%, 08/01/2028 (A)(E)	1,165	959
Genesys Cloud Services Holdings I, LLC, Initial 2025 Dollar Term Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 01/30/2032 (A)	741	738
Lumen Technologies Inc., Term A Loan
10.324%, 06/01/2028	103	103
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.438%, CME Term SOFR + 3.000%, 03/09/2027 (A)	953	909
		2,709

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Utilities — 0.8%
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 09/30/2031 (A)	$319	$320
Calpine Corporation, 2024-2 Term Loan, 1st Lien
6.074%, CME Term SOFR + 1.750%, 02/15/2032 (A)	750	749
Nautilus Power, LLC, Term Loan, 1st Lien
9.840%, CME Term SOFR + 5.250%, 11/16/2026 (A)	324	324
South Field Energy LLC, Term Loan B Advance, 1st Lien
8.079%, CME Term SOFR + 3.750%, 08/29/2031 (A)	311	310
South Field Energy LLC, Term Loan C Advance, 1st Lien
8.079%, CME Term SOFR + 3.750%, 08/29/2031 (A)	19	19
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.818%, CME Term SOFR + 2.500%, 12/13/2031 (A)	390	390
Thunder Generation Funding, LLC, Term Loan, 1st Lien
7.329%, CME Term SOFR + 3.000%, 10/03/2031 (A)(D)	539	540
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
7.291%, CME Term SOFR + 3.000%, 02/16/2028 (A)	514	515
		3,167

Total Loan Participations
(Cost $136,614) ($ Thousands)		135,308

ASSET-BACKED SECURITIES — 28.4%
Automotive — 6.9%

ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029 (F)	750	752
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	250	252
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl A2
5.681%, 05/17/2032 (F)	312	316
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl C
5.215%, 09/15/2032 (F)	503	506

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl E
2.560%, 11/15/2027 (F)	$1,000	$996
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	39	38
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	225	224
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	540	534
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	108	108
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl B
2.680%, 08/20/2026 (F)	1,000	995
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (F)	2	2
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (F)	210	211
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	38	38
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	225	225
BMW Vehicle Owner Trust, Ser 2022-A, Cl A4
3.440%, 12/26/2028	1,000	992
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	225	227
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	64	63
CarMax Auto Owner Trust, Ser 2022-2, Cl C
4.260%, 12/15/2027	750	747
Carmax Auto Owner Trust, Ser 2022-3, Cl A3
3.970%, 04/15/2027	142	141
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	247	248
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	227	228
CarMax Auto Owner Trust, Ser 2023-2, Cl A3
5.050%, 01/18/2028	1,000	1,004
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	24	24

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	$1,530	$1,542
CarMax Auto Owner Trust, Ser 2024-4, Cl A1
4.733%, 09/15/2025	32	32
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	31	31
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	19	18
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	54	51
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (F)	23	23
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (F)	3	3
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (F)	20	20
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (F)	16	16
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (F)	41	41
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (F)	19	19
Carvana Auto Receivables Trust, Ser 2025-N1, Cl A1
4.636%, 03/10/2026 (F)	275	275
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (F)	47	46
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (F)	447	449
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (F)	108	109
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (F)	38	38
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (F)	50	50
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (F)	29	29
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (F)	27	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (F)	$21	$21
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (F)	55	56
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (F)	85	85
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	637	623
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (F)	7	7
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	38	38
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (F)	50	50
Flagship Credit Auto Trust, Ser 2022-3, Cl A3
4.550%, 04/15/2027 (F)	66	66
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (F)	23	23
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (F)	36	36
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	46	46
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	130	131
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	114	114
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A1
4.922%, 10/15/2025	102	103
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/2025	128	128
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (F)	65	65
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/2027 (F)	343	342
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (F)	3	3
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (F)	54	54

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	$15	$15
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A1
4.745%, 10/20/2025	75	75
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A1
4.408%, 02/20/2026	190	190
GM Financial Consumer Automobile Receivables Trust, Ser 2021-2, Cl B
1.090%, 12/16/2026	2,000	1,985
GM Financial Consumer Automobile Receivables Trust, Ser 2021-4, Cl A4
0.990%, 10/18/2027	300	293
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A4
4.880%, 08/16/2028	1,000	1,006
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	245	247
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	250	250
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2A
5.150%, 06/15/2026 (F)	85	85
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	23	23
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	273	274
JPMorgan Chase Bank, Ser 2021-3, Cl D
1.009%, 02/26/2029 (F)	49	49
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (F)	20	20
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A1
4.514%, 02/17/2026 (F)	325	325
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	344	345
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	311	312
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (F)	1,355	1,364
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl C
6.130%, 04/25/2029 (F)	500	505

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	$130	$130
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A1
4.703%, 10/15/2025	146	146
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (F)	225	227
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (F)	1,000	1,004
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A1
4.766%, 10/20/2025 (F)	47	47
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (F)	130	130
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (F)	265	267
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl D
5.483%, 01/18/2033 (F)	500	501
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	735	727
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	270	268
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	8	8
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	10	10
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (F)	37	37
SBNA Auto Lease Trust, Ser 2024-A, Cl A2
5.450%, 01/20/2026 (F)	72	72
SBNA Auto Lease Trust, Ser 2025-A, Cl A1
4.489%, 02/20/2026 (F)	540	540
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (F)	10	10
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (F)	23	23
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl A1
4.492%, 02/20/2026 (F)	215	215
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (F)	111	111

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (F)	$220	$218
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	1,000	1,003
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	173	173
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (F)	31	31
Toyota Lease Owner Trust, Ser 2024-A, Cl A2A
5.330%, 07/20/2026 (F)	25	25
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (F)	182	182
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (F)	5	5
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	1,000	1,006
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A1
4.622%, 11/20/2025	69	69
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (F)	15	15
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (F)	22	22
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (F)	41	41
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl A2A
5.620%, 03/15/2027 (F)	38	38
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A1
4.919%, 10/15/2025 (F)	2	2
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A1
4.565%, 01/15/2026 (F)	391	392
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (F)	15	15
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (F)	146	148
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (F)	76	77

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2021-D, Cl C
1.720%, 06/15/2028	$175	$171
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	161	162
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	10	10
		29,322

Credit Cards — 0.0%

CARDS II Trust, Ser 2024-1A, Cl A
5.029%, SOFRRATE + 0.680%, 07/15/2029 (A)(F)	160	160

Mortgage Related Securities — 0.4%

RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(F)	747	763
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(F)	728	742
		1,505

Other Asset-Backed Securities — 21.1%

321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (F)	144	144
Access Group, Ser 2005-A, Cl A3
4.962%, TSFR3M + 0.662%, 07/25/2034 (A)	613	608
AccessLex Institute, Ser 2007-A, Cl A3
4.883%, TSFR3M + 0.562%, 05/25/2036 (A)	714	704
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (F)	3	3
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (F)	9	9
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (F)	785	752
Allegro CLO VII, Ser 2018-1A, Cl D
7.414%, TSFR3M + 3.112%, 06/13/2031 (A)(F)	400	400
AMMC CLO 25, Ser 2024-25A, Cl CR
6.302%, TSFR3M + 2.000%, 04/15/2035 (A)(F)	1,000	1,001
AMMC CLO XI, Ser 2018-11A, Cl BR2
6.149%, TSFR3M + 1.862%, 04/30/2031 (A)(F)	708	707

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMMC CLO XI, Ser 2018-11A, Cl CR2
6.449%, TSFR3M + 2.162%, 04/30/2031 (A)(F)	$700	$699
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (F)	650	672
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.565%, TSFR3M + 1.272%, 04/20/2031 (A)(F)	114	114
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.505%, TSFR3M + 1.212%, 10/20/2030 (A)(F)	129	129
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (F)	61	57
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (F)	901	864
Ares XXXIV CLO, Ser 2024-2A, Cl AR3
5.623%, TSFR3M + 1.320%, 04/17/2033 (A)(F)	500	501
Ares XXXVII CLO, Ser 2024-4A, Cl A1RR
5.382%, TSFR3M + 1.080%, 10/15/2030 (A)(F)	288	288
Bain Capital Credit CLO, Ser 2024-2A, Cl AR2
5.433%, TSFR3M + 1.130%, 10/17/2032 (A)(F)	462	463
Ballyrock CLO, Ser 2018-1A, Cl A1
5.555%, TSFR3M + 1.262%, 04/20/2031 (A)(F)	168	168
Barings CLO 2019-III, Ser 2024-3A, Cl BRR
6.000%, TSFR3M + 1.650%, 01/20/2036 (A)(F)	750	751
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (F)	533	489
Bellemeade Re, Ser 2023-1, Cl M1A
6.552%, SOFR30A + 2.200%, 10/25/2033 (A)(F)	1,000	1,005
Blue Stream Issuer LLC, Ser 2023-1A, Cl B
6.898%, 05/20/2053 (F)	750	766
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
5.102%, SOFR30A + 0.750%, 01/25/2070 (A)(F)	663	661
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
5.402%, SOFR30A + 1.050%, 11/25/2069 (A)(F)	404	403
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (F)	1,856	1,825

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2016-3A, Cl BRRR
5.893%, TSFR3M + 1.600%, 07/20/2034 (A)(F)	$1,000	$1,000
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
5.910%, TSFR3M + 1.587%, 05/15/2031 (A)(F)	1,000	1,001
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
6.164%, TSFR3M + 1.862%, 07/15/2030 (A)(F)	500	500
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.535%, TSFR3M + 1.242%, 07/20/2031 (A)(F)	136	136
CARS-DB5, Ser 2021-1A, Cl A3
1.920%, 08/15/2051 (F)	989	941
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (F)	1,552	1,528
CF Hippolyta Issuer LLC, Ser 2021-1A, Cl B1
1.980%, 03/15/2061 (F)	1,070	1,007
CLI Funding VIII LLC, Ser 2021-1A, Cl B
2.380%, 02/18/2046 (F)	458	417
CLI Funding VIII LLC, Ser 2022-1A, Cl B
3.120%, 01/18/2047 (F)	268	241
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	4	4
CNH Equipment Trust, Ser 2024-C, Cl A1
4.903%, 10/15/2025	57	57
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (F)	1,300	1,261
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (F)	676	669
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (F)	672	642
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (F)	2	2
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (F)	23	23
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (F)	46	46
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (F)	200	189
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (F)	400	375
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (F)	28	28
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (F)	54	54

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (F)	$4	$4
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (F)	6	6
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (F)	27	27
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (F)	1,152	1,132
Driven Brands Funding LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (F)	1,468	1,460
Driven Brands Funding LLC, Ser 2024-1A, Cl A2
6.372%, 10/20/2054 (F)	100	102
Dryden 45 Senior Loan Fund, Ser 2024-45A, Cl BRR
5.952%, TSFR3M + 1.650%, 10/15/2030 (A)(F)	500	500
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
5.467%, SOFR30A + 1.114%, 01/27/2070 (A)(F)	421	420
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (F)	504	494
Elara HGV Timeshare Issuer LLC, Ser 2021-A, Cl C
2.090%, 08/27/2035 (F)	710	670
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (F)	627	645
Elmwood CLO III, Ser 2024-3A, Cl A1RR
5.673%, TSFR3M + 1.380%, 07/18/2037 (A)(F)	1,000	1,006
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (F)	544	542
Frontier Issuer LLC, Ser 2023-1, Cl B
8.300%, 08/20/2053 (F)	500	518
Goldentree Loan Management US CLO 8, Ser 2024-8A, Cl ARR
5.443%, TSFR3M + 1.150%, 10/20/2034 (A)(F)	400	400
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A
6.374%, SOFR90A + 1.950%, 09/01/2026 (A)(F)	1,964	1,971
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
6.674%, SOFR90A + 2.250%, 03/01/2027 (A)(F)	284	285
Granite Edvance, Ser 2020-1, Cl A1B
5.634%, TSFR1M + 1.314%, 09/25/2060 (A)	410	410

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (F)	$130	$132
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (F)	32	32
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (F)	105	105
Halseypoint CLO 7, Ser 2023-7A, Cl A
6.543%, TSFR3M + 2.250%, 07/20/2036 (A)(F)	500	503
HI-FI Music IP Issuer, Ser 2022-1A, Cl A2
3.939%, 02/01/2062 (F)	600	582
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (F)	503	496
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (F)	753	778
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (F)	384	390
Hipgnosis Music Assets, Ser 2022-1, Cl A
5.000%, 05/16/2062 (F)	599	592
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (F)	37	37
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (F)	105	105
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	90	90
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	60	60
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
5.484%, TSFR1M + 1.164%, 11/25/2050 (A)	997	989
KKR CLO 12, Ser 2018-12, Cl AR2A
5.699%, TSFR3M + 1.397%, 10/15/2030 (A)(F)	145	145
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (F)	94	94
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (F)	135	135
Kubota Credit Owner Trust, Ser 2025-1A, Cl A1
4.481%, 02/16/2026 (F)	530	530
LCM XXIV, Ser 2021-24A, Cl AR
5.535%, TSFR3M + 1.242%, 03/20/2030 (A)(F)	38	38

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XLII, Ser 2017-13A, Cl B
6.052%, TSFR3M + 1.762%, 11/21/2030 (A)(F)	$700	$701
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
5.843%, TSFR3M + 1.550%, 10/20/2029 (A)(F)	1,250	1,251
Magnetite XV, Ser 2018-15A, Cl CR
6.362%, TSFR3M + 2.062%, 07/25/2031 (A)(F)	500	501
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (F)	500	514
MetroNet Infrastructure Issuer LLC, Ser 2024-1A, Cl A2
6.230%, 04/20/2054 (F)	1,585	1,624
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
5.184%, TSFR1M + 0.864%, 01/25/2061 (A)	477	466
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
5.134%, TSFR1M + 0.814%, 03/25/2061 (A)	1,472	1,435
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (F)	63	63
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (F)	139	140
MVW LLC, Ser 2021-1WA, Cl C
1.940%, 01/22/2041 (F)	676	636
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (F)	376	360
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (F)	380	356
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (F)	456	469
Neuberger Berman CLO XIV, Ser 2020-14A, Cl BR2
6.062%, TSFR3M + 1.762%, 01/28/2030 (A)(F)	1,000	1,000
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
5.693%, TSFR3M + 1.400%, 07/18/2038 (A)(F)	450	453
New Economy Assets Phase 1 Sponsor LLC, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (F)	953	886

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (F)	$750	$682
Oaktree CLO, Ser 2021-2A, Cl B1R
5.704%, TSFR3M + 1.400%, 01/15/2035 (A)(F)	1,000	1,000
OFSI BSL IX, Ser 2024-1A, Cl B1R
6.102%, TSFR3M + 1.800%, 07/15/2031 (A)(F)	1,000	1,001
Palmer Square CLO, Ser 2015-1A, Cl A2R5
5.930%, TSFR3M + 1.600%, 05/21/2034 (A)(F)	1,500	1,499
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
5.355%, TSFR3M + 1.062%, 07/20/2029 (A)(F)	11	11
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
5.364%, TSFR3M + 1.062%, 10/15/2029 (A)(F)	90	91
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
6.202%, TSFR3M + 1.900%, 10/15/2030 (A)(F)	1,460	1,462
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
5.352%, TSFR3M + 1.050%, 10/15/2032 (A)(F)	230	230
PFS Financing, Ser 2025-A, Cl A
0.000%, 01/16/2029 (A)(C)(F)	195	195
Post Road Equipment Finance LLC, Ser 2025-1A, Cl A2
4.900%, 05/15/2031 (F)	400	401
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.684%, TSFR1M + 1.364%, 07/25/2051 (A)(F)	428	428
Progress Residential, Ser 2021-SFR3, Cl E2
2.688%, 05/17/2026 (F)	960	938
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (F)	4	4
Race Point IX CLO, Ser 2021-9A, Cl A1A2
5.504%, TSFR3M + 1.202%, 10/15/2030 (A)(F)	88	88
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
7.000%, PRIME + -0.500%, 12/27/2044 (A)(F)	112	112
Regatta XXII Funding, Ser 2024-2A, Cl BR
5.993%, TSFR3M + 1.700%, 07/20/2035 (A)(F)	1,000	1,002
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (F)	500	496

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RIN II, Ser 2024-1A, Cl AR
5.869%, TSFR3M + 1.480%, 01/15/2038 (A)(F)	$1,000	$1,001
RIN XII LLC, Ser 2025-1A, Cl A1
0.000%, 04/15/2038 (A)(C)(F)	1,000	1,000
Saranac CLO VII, Ser 2017-2A, Cl BR
6.334%, TSFR3M + 2.012%, 11/20/2029 (A)(F)	472	471
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
10.903%, TSFR3M + 6.610%, 10/20/2033 (A)(F)	300	301
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (F)	54	54
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (F)	1,000	1,025
SCF Equipment Trust LLC, Ser 2025-1A, Cl A1
4.522%, 02/20/2026 (F)	128	128
Sesac Finance LLC, Ser 2019-1, Cl A2
5.216%, 07/25/2049 (F)	1,418	1,409
SLM Private Credit Student Loan Trust, Ser 2006-B, Cl A5
4.890%, TSFR3M + 0.532%, 12/15/2039 (A)	2,040	1,991
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
5.176%, TSFR1M + 0.864%, 11/15/2035 (A)(F)	610	609
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
5.426%, TSFR1M + 1.114%, 06/15/2037 (A)(F)	424	425
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
5.284%, TSFR1M + 0.964%, 09/15/2054 (A)(F)	1,249	1,245
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
5.158%, TSFR1M + 0.844%, 01/15/2053 (A)(F)	1,365	1,357
Sonic Capital LLC, Ser 2020-1A, Cl A2I
3.845%, 01/20/2050 (F)	478	465
STAR Trust, Ser 2021-SFR1, Cl C
5.477%, TSFR1M + 1.164%, 04/17/2038 (A)(F)	1,000	990
STAR Trust, Ser 2021-SFR1, Cl D
5.727%, TSFR1M + 1.414%, 04/17/2038 (A)(F)	1,000	987
STAR Trust, Ser 2021-SFR2, Cl C
6.026%, TSFR1M + 1.714%, 01/17/2039 (A)(F)	1,500	1,495

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
STAR Trust, Ser 2024-SFR4, Cl A
6.062%, TSFR1M + 1.750%, 10/17/2041 (A)(F)	$749	$756
STAR Trust, Ser 2025-SFR5, Cl A
5.762%, TSFR1M + 1.450%, 02/17/2042 (A)(F)	180	181
Store Master Funding I-VII and XIV, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (F)	236	227
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (F)	736	674
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
5.434%, TSFR1M + 1.114%, 09/25/2034 (A)	1,849	1,770
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
4.268%, TSFR1M + 1.054%, 09/25/2034 (A)	591	609
Sycamore Tree CLO, Ser 2023-3A, Cl BR
6.443%, TSFR3M + 2.150%, 04/20/2037 (A)(F)	1,000	1,008
Taco Bell Funding LLC, Ser 2016-1A, Cl A23
4.970%, 05/25/2046 (F)	759	759
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (F)	804	760
TCI-Flatiron CLO, Ser 2017-1A, Cl B
6.145%, TSFR3M + 1.822%, 11/18/2030 (A)(F)	500	500
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A1
4.830%, 12/03/2025 (F)	33	33
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(F)	309	303
Tricon Residential Trust, Ser 2021-SFR1, Cl E1
2.794%, 07/17/2038 (F)	100	96
Tricon Residential Trust, Ser 2021-SFR1, Cl E2
2.894%, 07/17/2038 (F)	180	173
Tricon Residential Trust, Ser 2025-SFR1, Cl C
5.900%, TSFR1M + 1.600%, 03/17/2042 (A)(F)	1,000	1,000
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (F)	885	817
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl D
4.288%, 02/15/2052 (F)	100	97
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (F)	37	38
Volvo Financial Equipment LLC Series, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (F)	32	32

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2018-3A, Cl A1R2
5.502%, TSFR3M + 1.200%, 10/15/2031 (A)(F)	$338	$338
Voya CLO, Ser 2020-2A, Cl A1RR
5.585%, TSFR3M + 1.282%, 04/17/2030 (A)(F)	25	25
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (F)	636	643
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/2043 (F)(G)	621	616
Willis Engine Structured Trust V, Ser 2020-A, Cl C
6.657%, 03/15/2045 (F)	256	253
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (F)	1,478	1,397
Zais CLO 14, Ser 2024-14A, Cl B1R2
5.802%, TSFR3M + 1.500%, 04/15/2032 (A)(F)	1,000	1,001
		90,283

Total Asset-Backed Securities
(Cost $120,015) ($ Thousands)		121,270

MORTGAGE-BACKED SECURITIES — 28.2%
Agency Mortgage-Backed Obligations — 1.3%
FHLMC ARM
7.527%, RFUCCT1Y + 2.470%, 03/01/2036(A)	323	336
7.299%, H15T1Y + 2.250%, 06/01/2035(A)	245	254
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	155	155
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	363	355
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	271	265
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	262	260
FNMA
6.000%, 09/01/2039 to 04/01/2040	169	177
3.000%, 12/01/2030	170	165
FNMA ARM
7.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	59	60
7.527%, RFUCCT1Y + 1.777%, 09/01/2034(A)	119	120
7.510%, RFUCCT1Y + 1.872%, 10/01/2033(A)	60	61
7.345%, H15T1Y + 2.220%, 08/01/2034(A)	293	301
7.270%, RFUCCT1Y + 1.770%, 10/01/2033(A)	23	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
7.111%, RFUCCT1Y + 1.490%, 10/01/2035(A)	$248	$256
6.946%, H15T1Y + 2.184%, 07/01/2036(A)	193	201
6.944%, H15T1Y + 2.205%, 05/01/2035(A)	62	64
6.911%, RFUCCT1Y + 1.665%, 04/01/2033(A)	73	73
6.898%, RFUCCT1Y + 1.565%, 05/01/2037(A)	155	161
6.895%, RFUCCT6M + 1.433%, 03/01/2035(A)	121	122
6.883%, H15T1Y + 2.332%, 04/01/2034(A)	170	176
6.845%, H15T1Y + 2.141%, 10/01/2033(A)	149	152
6.379%, RFUCCT6M + 1.580%, 07/01/2034(A)	38	39
FNMA Connecticut Avenue Securities Trust, Ser 2016-C03, Cl 2M2
10.367%, SOFR30A + 6.014%, 10/25/2028(A)	55	57
FNMA REMIC CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	73	74
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	60	57
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	91	89
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	470	461
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	399	402
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	405	392

		5,308
Non-Agency Mortgage-Backed Obligations — 26.9%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(F)	7	7
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(F)	56	52
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(F)	59	56
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(F)	22	21
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(F)	206	196

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(F)	$35	$33
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(F)	129	109
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(F)	116	99
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(F)	65	63
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(F)	23	22
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(F)	726	650
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
5.734%, TSFR1M + 1.422%, 04/15/2035(A)(F)	1,000	997
Banc of America Funding, Ser 2006-I, Cl 1A1
6.559%, 12/20/2036(A)	752	743
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
6.133%, 12/25/2033(A)	437	421
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.920%, 02/25/2034(A)	410	403
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
6.413%, 05/25/2034(A)	124	120
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	492	485
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
6.437%, 12/25/2033(A)	376	364
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
6.216%, 08/25/2034(A)	602	584
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
6.951%, 01/25/2034(A)	1,003	1,003
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
6.396%, 04/25/2034(A)	126	125
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
4.357%, 05/25/2034(A)	620	568
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.895%, 07/25/2034(A)	432	404
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.537%, 07/25/2034(A)	408	383
BLP Commercial Mortgage Trust, Ser 2023-IND, Cl A
6.004%, TSFR1M + 1.692%, 03/15/2040(A)(F)	1,000	1,000
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl B
6.004%, TSFR1M + 1.692%, 03/15/2041(A)(F)	285	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BLP Commercial Mortgage Trust, Ser 2025-IND, Cl B
5.860%, TSFR1M + 1.550%, 03/15/2042(A)(F)	$1,000	$1,000
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.233%, TSFR1M + 1.921%, 08/15/2041(A)(F)	1,390	1,396
BPR Trust, Ser 2022-OANA, Cl A
6.210%, TSFR1M + 1.898%, 04/15/2037(A)(F)	1,480	1,482
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(F)	22	21
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(F)	46	43
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(F)	37	36
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(F)	92	86
BSPRT Issuer, Ser 2022-FL8, Cl A
5.839%, SOFR30A + 1.500%, 02/15/2037(A)(F)	124	124
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(F)	12	12
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(F)	4	4
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.079%, TSFR1M + 0.767%, 05/15/2038(A)(F)	42	42
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.126%, TSFR1M + 0.814%, 09/15/2036(A)(F)	195	194
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.526%, TSFR1M + 1.214%, 09/15/2036(A)(F)	1,000	992
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.427%, TSFR1M + 2.115%, 06/15/2027(A)(F)	500	502
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.953%, TSFR1M + 1.641%, 05/15/2041(A)(F)	1,007	1,009
BX Trust, Ser 2021-SDMF, Cl B
5.165%, TSFR1M + 0.852%, 09/15/2034(A)(F)	942	934

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2022-LBA6, Cl A
5.312%, TSFR1M + 1.000%, 01/15/2039(A)(F)	$210	$210
BX Trust, Ser 2023-DELC, Cl A
7.002%, TSFR1M + 2.690%, 05/15/2038(A)(F)	1,500	1,509
BX Trust, Ser 2024-BIO, Cl A
5.954%, TSFR1M + 1.642%, 02/15/2041(A)(F)	1,396	1,396
BX Trust, Ser 2024-FNX, Cl A
5.754%, TSFR1M + 1.442%, 11/15/2041(A)(F)	705	705
BX Trust, Ser 2024-VLT4, Cl B
6.253%, TSFR1M + 1.941%, 07/15/2029(A)(F)	1,500	1,506
BX, Ser 2021-MFM1, Cl C
5.627%, TSFR1M + 1.314%, 01/15/2034(A)(F)	700	698
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
7.551%, 02/25/2037(A)	17	18
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
6.684%, 06/25/2035(A)	209	208
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	–
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(F)	63	57
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(F)	28	25
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(F)	10	10
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(F)	99	84
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(F)	184	152
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(F)	43	38
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(F)	268	223
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(F)	1,342	1,107
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(F)	607	539

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(F)	$275	$236
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(F)(G)	677	673
COLT Mortgage Loan Trust, Ser 2024-6, Cl A3
5.847%, 11/25/2069(F)(G)	972	974
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(F)	91	79
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
6.452%, SOFR30A + 2.100%, 03/25/2042(A)(F)	473	479
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
6.352%, SOFR30A + 2.000%, 03/25/2042(A)(F)	656	664
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
6.252%, SOFR30A + 1.900%, 04/25/2042(A)(F)	153	154
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.352%, SOFR30A + 3.000%, 04/25/2042(A)(F)	1,000	1,035
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
7.303%, SOFR30A + 2.950%, 06/25/2042(A)(F)	751	775
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
6.753%, SOFR30A + 2.400%, 12/25/2042(A)(F)	860	885
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.852%, SOFR30A + 2.500%, 04/25/2043(A)(F)	–	–
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.653%, SOFR30A + 2.300%, 05/25/2043(A)(F)	2,093	2,141
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.253%, SOFR30A + 1.900%, 06/25/2043(A)(F)	1,529	1,544
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
6.052%, SOFR30A + 1.700%, 07/25/2043(A)(F)	500	503

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
6.303%, SOFR30A + 1.950%, 09/25/2043(A)(F)	$648	$652
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M1
5.402%, SOFR30A + 1.050%, 01/25/2044(A)(F)	707	708
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
6.002%, SOFR30A + 1.650%, 05/25/2044(A)(F)	600	604
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(F)(G)	1,314	1,329
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(F)(G)	672	677
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
6.286%, 06/25/2034(A)	656	647
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(F)	113	92
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(F)	93	84
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(F)	24	23
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(F)	394	347
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(F)	39	35
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(F)	216	210
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(F)	317	296
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(F)	26	22
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(F)	75	62
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.128%, TSFR1M + 0.815%, 11/15/2038(A)(F)	350	348
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.002%, SOFR30A + 1.650%, 01/25/2034(A)(F)	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
6.752%, SOFR30A + 2.400%, 02/25/2042(A)(F)	$2,000	$2,049
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.102%, SOFR30A + 3.750%, 02/25/2042(A)(F)	500	522
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
7.252%, SOFR30A + 2.900%, 04/25/2042(A)(F)	1,500	1,557
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
6.452%, SOFR30A + 2.100%, 03/25/2042(A)(F)	712	717
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
8.352%, SOFR30A + 4.000%, 07/25/2042(A)(F)	1,000	1,061
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
7.002%, SOFR30A + 2.650%, 07/25/2042(A)(F)	133	137
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
7.453%, SOFR30A + 3.100%, 03/25/2043(A)(F)	2,000	2,102
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.453%, SOFR30A + 2.100%, 04/25/2043(A)(F)	777	791
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
7.603%, SOFR30A + 3.250%, 04/25/2043(A)(F)	1,000	1,053
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.852%, SOFR30A + 3.500%, 05/25/2043(A)(F)	2,000	2,139
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.352%, SOFR30A + 2.000%, 05/25/2043(A)(F)	1,214	1,228
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
6.352%, SOFR30A + 2.000%, 06/25/2043(A)(F)	517	519
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
6.202%, SOFR30A + 1.850%, 11/25/2043(A)(F)	930	943

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2024-DNA3, Cl A1
5.402%, SOFR30A + 1.050%, 10/25/2044(A)(F)	$406	$407
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
6.352%, SOFR30A + 2.000%, 03/25/2044(A)(F)	250	254
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1
5.602%, SOFR30A + 1.250%, 03/25/2044(A)(F)	1,743	1,752
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl A1
5.602%, SOFR30A + 1.250%, 08/25/2044(A)(F)	475	478
FHLMC STACR REMIC Trust, Ser 2025-DNA1, Cl A1
5.302%, SOFR30A + 0.950%, 01/25/2045(A)(F)	925	925
FHLMC STACR REMIC Trust, Ser 2025-HQA1, Cl M1
5.488%, SOFR30A + 1.150%, 02/25/2045(A)(F)	1,000	1,001
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.762%, TSFR1M + 1.450%, 12/15/2039(A)(F)	1,000	1,005
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(F)(G)	31	30
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(F)	111	105
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(F)	59	51
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(F)	412	342
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.930%, TSFR1M + 1.614%, 12/15/2036(A)(F)	462	456
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
5.830%, TSFR1M + 1.514%, 12/15/2036(A)(F)	1,000	995
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(F)	626	558
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.922%, 01/25/2035(A)	27	25
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.451%, 04/25/2035(A)	109	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GWT, Ser 2024-WLF2, Cl A
6.003%, TSFR1M + 1.691%, 05/15/2041(A)(F)	$500	$502
GWT, Ser 2024-WLF2, Cl B
6.452%, TSFR1M + 2.141%, 05/15/2041(A)(F)	1,000	1,004
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
6.471%, 08/19/2034(A)	490	479
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
6.769%, TSFR1M + 2.457%, 05/15/2038(A)(F)	1,550	1,549
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl B
6.253%, TSFR1M + 1.941%, 05/15/2037(A)(F)	1,000	1,000
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(F)	146	126
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(F)	118	98
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(F)	122	104
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(F)(G)	294	295
Intown Mortgage Trust, Ser 2022-STAY, Cl A
6.801%, TSFR1M + 2.489%, 08/15/2039(A)(F)	1,500	1,504
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2024-OMNI, Cl A
5.797%, 10/05/2039(A)(F)	500	511
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037(A)(F)	12,500	1
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
5.655%, 06/25/2035(A)	129	129
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
7.266%, 07/25/2035(A)	104	105
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
6.410%, 07/25/2035(A)	164	166
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.184%, TSFR1M + 0.864%, 04/25/2046(A)(F)	49	48
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
5.607%, TSFR1M + 1.295%, 05/15/2039(A)(F)	1,000	980

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(F)	$500	$466
MED Commercial Mortgage Trust, Ser 2024-MOB, Cl A
5.903%, TSFR1M + 1.592%, 05/15/2041(A)(F)	1,500	1,491
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
5.135%, 10/20/2029(A)	60	58
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.631%, 12/25/2034(A)	310	292
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.546%, 02/25/2035(A)	294	261
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.546%, 02/25/2035(A)	218	206
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
5.496%, 07/25/2035(A)	226	95
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
6.700%, 01/25/2037(A)	220	222
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(F)	89	85
MF1, Ser 2022-FL8, Cl A
5.662%, TSFR1M + 1.350%, 02/19/2037(A)(F)	208	209
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(F)	350	336
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(F)	536	502
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(F)	24	23
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(F)	32	31
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(F)	67	62
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(F)	93	81
MHP, Ser 2021-STOR, Cl A
5.127%, TSFR1M + 0.814%, 07/15/2038(A)(F)	105	105
MHP, Ser 2022-MHIL, Cl A
5.127%, TSFR1M + 0.815%, 01/15/2027(A)(F)	123	123
MHP, Ser 2022-MHIL, Cl B
5.426%, TSFR1M + 1.114%, 01/15/2027(A)(F)	912	907

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(F)	$10	$10
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(F)	50	48
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.864%, 11/25/2034(A)	513	490
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.603%, 07/25/2034(A)	177	175
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.775%, 10/25/2034(A)	367	355
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(F)	980	1,007
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(F)	90	87
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
5.934%, TSFR1M + 1.614%, 06/25/2057(A)(F)	705	714
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(F)	236	227
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(F)	351	339
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
5.334%, TSFR1M + 1.014%, 01/25/2048(A)(F)	702	686
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
5.184%, TSFR1M + 0.864%, 01/25/2048(A)(F)	1,135	1,109
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.484%, TSFR1M + 1.164%, 01/25/2048(A)(F)	1,543	1,527
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(F)	55	52
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(F)	18	17
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(F)	31	29
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(F)	198	172

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
6.002%, TSFR1M + 1.692%, 02/15/2042(A)(F)	$1,000	$997
OBX Trust, Ser 2018-1, Cl A2
5.084%, TSFR1M + 0.764%, 06/25/2057(A)(F)	505	495
OBX Trust, Ser 2020-INV1, Cl A11
5.325%, TSFR1M + 1.014%, 12/25/2049(A)(F)	274	260
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(F)(G)	567	575
OPG Trust, Ser 2021-PORT, Cl D
5.558%, TSFR1M + 1.245%, 10/15/2036(A)(F)	1,040	1,035
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(F)(G)	61	56
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.242%, 12/25/2038(A)	416	208
Residential Mortgage Loan Trust, Ser 2019-3, Cl B2
5.664%, 09/25/2059(A)(F)	500	486
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(F)	6	6
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(F)	1,424	1,202
SHR Trust, Ser 2024-LXRY, Cl A
6.262%, TSFR1M + 1.950%, 10/15/2041(A)(F)	1,000	1,004
SMRT, Ser 2022-MINI, Cl B
5.662%, TSFR1M + 1.350%, 01/15/2039(A)(F)	500	497
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(F)	65	60
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(F)	6	6
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(F)	248	240
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(F)	30	28
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(F)	120	104
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.842%, 04/25/2035(A)	471	428

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
6.150%, TSFR1M + 1.842%, 03/15/2042(A)(F)	$1,000	$997
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl A
5.603%, TSFR1M + 1.293%, 04/15/2042(A)(F)	1,000	998
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.222%, 04/25/2045(A)	491	477
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/2039(F)(G)	800	800
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(F)	988	869
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(F)	36	35
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.034%, TSFR1M + 0.714%, 02/25/2057(A)(F)	76	81
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(F)	83	81
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.334%, TSFR1M + 2.014%, 05/25/2058(A)(F)	3,000	3,037
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(F)	773	746
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.765%, 03/25/2064(A)(F)	831	838
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(F)	486	435
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(F)	574	496
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(F)	14	13
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(F)(G)	7	6
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(F)(G)	14	13
Verus Securitization Trust, Ser 2020-5, Cl A3
2.733%, 05/25/2065(F)(G)	596	573
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(F)	118	104

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(F)	$53	$47
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(F)	71	62
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(F)	108	90
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(F)	553	467
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(F)	52	49
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(F)	594	547
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(F)	55	52
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(F)(G)	609	581
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(F)(G)	655	658
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(F)(G)	617	623
Verus Securitization Trust, Ser 2024-7, Cl A3
5.400%, 09/25/2069(F)(G)	466	464
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(F)	230	214
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(F)	211	201
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(F)	691	641
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.516%, 10/25/2033(A)	396	378
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
6.598%, 08/25/2033(A)	384	383
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
6.952%, 10/25/2034(A)	273	266
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
5.340%, 01/25/2035(A)	735	680
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
6.086%, 12MTA + 1.400%, 04/25/2044(A)	1,075	1,043
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
6.012%, 08/25/2034(A)	1,134	1,104
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
7.490%, 07/25/2034(A)	71	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
7.272%, 10/25/2034(A)	$422	$411
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
7.101%, TSFR1M + 2.789%, 11/15/2027(A)(F)	1,385	1,391

		115,138
Total Mortgage-Backed Securities
(Cost $122,565) ($ Thousands)		120,446

CORPORATE OBLIGATIONS — 4.6%
Communication Services — 0.1%
Level 3 Financing
11.000%, 11/15/2029 (F)	200	227
Univision Communications
8.000%, 08/15/2028 (F)	300	305

		532

Consumer Discretionary — 0.2%
AutoZone
5.050%, 07/15/2026	150	151
Caesars Entertainment
7.000%, 02/15/2030 (F)	300	309
Hyundai Capital America
5.450%, 06/24/2026 (F)	125	126
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (F)	425	435

		1,021

Consumer Staples — 0.1%
PeaceHealth Obligated Group
1.375%, 11/15/2025	325	317

Energy — 0.3%
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (F)	266	269
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (F)	300	295
Occidental Petroleum
5.875%, 09/01/2025	154	154
ONEOK
5.550%, 11/01/2026	200	203
Ovintiv
5.650%, 05/15/2025	175	175
Williams
5.400%, 03/02/2026	125	126

		1,222

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 2.1%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (F)	$500	$482
Athene Global Funding
5.684%, 02/23/2026 (F)	100	101
5.349%, 07/09/2027 (F)	90	91
Bank of America
5.650%, 08/18/2025	250	251
Bank of America MTN
3.500%, 04/19/2026	200	198
Bank of Nova Scotia
5.450%, 06/12/2025	125	125
1.300%, 06/11/2025	175	174
BroadStreet Partners
5.875%, 04/15/2029 (F)	600	587
Brookfield Property
4.500%, 04/01/2027 (F)	392	378
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	91
Capital One Financial
4.250%, 04/30/2025	50	50
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	225	226
4.400%, 06/10/2025	200	200
3.290%, SOFRRATE + 1.528%, 03/17/2026 (A)	225	225
Corebridge Financial
3.500%, 04/04/2025	125	125
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(F)	200	202
Deutsche Bank NY
5.576%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	327
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (F)	125	124
Focus Financial Partners LLC
6.750%, 09/15/2031 (F)	270	272
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	125	126
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	175	176
3.500%, 04/01/2025	200	200
Huntington Bancshares
4.000%, 05/15/2025	125	125
JPMorgan Chase
5.244%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	478
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	225	219

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
0.985%, SOFRRATE + 0.720%, 12/10/2026 (A)	$225	$219
Morgan Stanley MTN
4.000%, 07/23/2025	200	199
Nasdaq
5.650%, 06/28/2025	101	101
Nationwide Building Society MTN
3.900%, 07/21/2025 (F)	250	249
Pacific Life Global Funding II
5.500%, 08/28/2026 (F)	125	127
PNC Bank
4.775%, SOFRRATE + 0.504%, 01/15/2027 (A)	250	250
Principal Life Global Funding II
3.000%, 04/18/2026 (F)	250	246
Royal Bank of Canada MTN
1.150%, 06/10/2025	250	248
Toronto-Dominion Bank MTN
4.997%, SOFRRATE + 0.590%, 09/10/2026 (A)	300	300
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (A)	250	251
1.250%, 06/01/2026	275	265
USI
7.500%, 01/15/2032 (F)	500	523
Wells Fargo Bank
5.550%, 08/01/2025	250	251
4.811%, 01/15/2026	250	251

		9,033

Health Care — 0.1%
Grifols
4.750%, 10/15/2028 (F)	400	378
Stryker
4.550%, 02/10/2027	150	150

		528

Industrials — 0.8%
Air Lease MTN
2.875%, 01/15/2026	250	246
American Airlines
5.500%, 04/20/2026 (F)	83	83
Caterpillar Financial Services
4.500%, 01/07/2027	150	151
Clean Harbors
4.875%, 07/15/2027 (F)	489	484
CP Atlas Buyer
7.000%, 12/01/2028 (F)	400	350
John Deere Capital
4.500%, 01/08/2027	150	151

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Quikrete Holdings
6.375%, 03/01/2032 (F)	$245	$249
SS&C Technologies
5.500%, 09/30/2027 (F)	300	299
Trident TPI Holdings
12.750%, 12/31/2028 (F)	675	739
Waste Pro USA
7.000%, 02/01/2033 (F)	285	289
Wilsonart LLC
11.000%, 08/15/2032 (F)	299	287

		3,328

Information Technology — 0.1%
Diebold Nixdorf
7.750%, 03/31/2030 (F)	500	521

Materials — 0.3%
International Flavors and Fragrances
1.230%, 10/01/2025 (F)	150	147
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (F)	945	847
OCI
6.700%, 03/16/2033 (F)	499	526

		1,520

Real Estate — 0.2%
ERP Operating
3.375%, 06/01/2025	125	125
Iron Mountain
4.875%, 09/15/2027 (F)	500	492
Realty Income
3.875%, 04/15/2025	125	125

		742

Utilities — 0.3%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (F)	100	101
American Electric Power
5.699%, 08/15/2025	150	150
Consumers Securitization Funding LLC
5.550%, 03/01/2028	54	55
Duke Energy
5.000%, 12/08/2025	250	251
Emera US Finance
3.550%, 06/15/2026	125	123
Georgia Power
4.639%, SOFRINDX + 0.280%, 09/15/2026 (A)	275	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spire
5.300%, 03/01/2026	$150	$151

		1,106

Total Corporate Obligations
(Cost $19,939) ($ Thousands)		19,870

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bills
4.423%, 03/25/2025 (H)	1,000	997
4.362%, 03/18/2025 (H)	2,325	2,321
4.265%, 05/27/2025 (H)	2,425	2,401
4.249%, 05/13/2025 (H)	1,450	1,438
4.249%, 06/03/2025 (H)	2,475	2,449
4.245%, 12/26/2025 (H)	525	508
4.223%, 02/19/2026 (H)	525	505

Total U.S. Treasury Obligations
(Cost $10,615) ($ Thousands)		10,619

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(D)(E)	5,986	733

Total Warrants
(Cost $110) ($ Thousands)		733

	Face Amount (Thousands)
COMMERCIAL PAPER — 0.1%
ANZ Group Holdings LTD
0.000%, 08/27/2025 (C)	325	325
Toyota Motor Credit Corp
0.180%, 07/28/2025	325	319

Total Commercial Paper
(Cost $644) ($ Thousands)		644

	Shares
COMMON STOCK — 0.1%
Air Methods *(D)(E)	2,388	292
TMK Hawk Parent Corp. *(D)(E)	7,227	77

Total Common Stock
(Cost $109) ($ Thousands)		369

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BOND — 0.0%
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
5.093%, 06/15/2025	$120	$120

Total Municipal Bond

(Cost $120) ($ Thousands)		120

	Shares
CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	21,862,560	21,863
Total Cash Equivalent
(Cost $21,863) ($ Thousands)		21,863
	Face Amount (Thousands)
REPURCHASE AGREEMENT(I) — 1.4%
BNP Paribas
4.360%, dated 02/28/2025 to be repurchased on 03/03/2025, repurchase price $6,002,180 (collateralized by various U.S. Government Obligations, ranging in par value $1,000 - $9,973,739, 1.820% - 7.580%, 11/01/2025 – 02/01/2055; with total market value $6,098,129)	$6,000	6,000
Total Repurchase Agreement
(Cost $6,000) ($ Thousands)		6,000

Total Investments in Securities — 102.2%
(Cost $438,594) ($ Thousands)		$437,242

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(23)	Jun-2025	$(4,742)	$(4,761)	$(19)
U.S. 10-Year Treasury Note	(32)	Jun-2025	(3,510)	(3,555)	(45)
			$(8,252)	$(8,316)	$(64)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Opportunistic Income Fund (Concluded)

Percentages are based on Net Assets of $427,678 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	No interest rate available.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of February 28, 2025 was $2,061 ($ Thousands) and represented 0.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $206,431 ($ Thousands), representing 48.3% of the Net Assets of the Fund.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$18,309	$176,165	$(172,611)	$—	$—	$21,863	$520	$—

A list of the restricted securities, excluding 144a, held by the Fund at February 28, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Number of Warrants/Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	$1,165	4/27/2023	$1,055	$959
Warrant
Air Methods	5,986	3/27/2024	110	733
Common Stock
Air Methods	2,388	1/8/2024	32	292
TMK Hawk Parent Corp.	7,227	4/1/2024	77	77
			$1,274	$2,061

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 40.1%
Agency Mortgage-Backed Obligations — 35.2%
FHLMC
7.500%, 08/01/2030 to 06/01/2032	$35	$36
7.000%, 09/01/2025 to 03/01/2039	26	28
6.500%, 10/01/2031 to 10/01/2054	9,180	9,523
6.000%, 08/01/2038 to 02/01/2055	68,206	70,338
5.500%, 02/01/2035 to 07/01/2054	54,524	54,927
5.000%, 08/01/2033 to 05/01/2053	31,215	30,867
4.500%, 11/01/2025 to 08/01/2053	44,601	43,221
4.000%, 09/01/2040 to 02/01/2053	38,809	36,804
3.500%, 04/01/2033 to 11/01/2052	41,710	38,504
3.000%, 08/01/2031 to 06/01/2052	100,859	89,297
2.500%, 10/01/2031 to 07/01/2052	186,117	161,045
2.000%, 01/01/2037 to 05/01/2052	153,475	127,054
FHLMC ARM
7.516%, RFUCCT1Y + 2.330%, 05/01/2036(A)	24	24
7.200%, RFUCCT1Y + 1.595%, 10/01/2036(A)	9	9
6.796%, RFUCCT1Y + 1.926%, 12/01/2036(A)	25	26
4.608%, RFUCCT1Y + 1.640%, 11/01/2048(A)	816	844
4.221%, SOFR30A + 2.305%, 05/01/2053(A)	3,412	3,373
3.951%, SOFR30A + 2.140%, 08/01/2052(A)	1,259	1,213
3.107%, RFUCCT1Y + 1.621%, 02/01/2050(A)	1,934	1,911
3.047%, RFUCCT1Y + 1.619%, 11/01/2047(A)	774	778
3.009%, RFUCCT1Y + 1.627%, 11/01/2048(A)	2,226	2,166
2.847%, RFUCCT1Y + 1.634%, 12/01/2050(A)	175	165
2.491%, H15T5Y + 1.287%, 03/01/2047(A)	375	355
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	736	701
FHLMC CMO, Ser 2013-4184, Cl FN
4.803%, SOFR30A + 0.464%, 03/15/2043(A)	376	371
FHLMC CMO, Ser 2013-4281, Cl FA
4.853%, SOFR30A + 0.514%, 12/15/2043(A)	299	296
FHLMC CMO, Ser 2014-4303, Cl FA
4.803%, SOFR30A + 0.464%, 02/15/2044(A)	532	526
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	209	205
FHLMC CMO, Ser 2015-4527, Cl GA
3.000%, 02/15/2044	1,341	1,278
FHLMC CMO, Ser 2015-4533, Cl AB
3.000%, 06/15/2044	1,955	1,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	$8,202	$7,032
FHLMC CMO, Ser 2024-5451, Cl FD
4.853%, SOFR30A + 0.514%, 01/15/2044(A)	1,029	1,014
FHLMC CMO, Ser 2024-5473, Cl BF
5.652%, SOFR30A + 1.300%, 11/25/2054(A)	2,265	2,273
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	95
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	848
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.181%, 10/25/2032(A)	18,970	280
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.591%, 12/25/2035(A)	16,313	719
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	15,285	205
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.471%, 02/25/2036(A)	4,961	177
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(A)	6,797	182
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	539	537
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
0.941%, 05/25/2029(A)	3,800	126
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.146%, 06/25/2029(A)	6,800	305
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
0.875%, 06/25/2029(A)	2,937	94
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.317%, 01/25/2030(A)	3,288	178
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.032%, 10/25/2030(A)	5,410	247
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.512%, 03/25/2031(A)	17,883	445
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.345%, 09/25/2031(A)	15,584	304

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.395%, 12/25/2031(A)	$8,731	$169
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.297%, 03/25/2032(A)	6,787	127
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.343%, 04/25/2055(A)	6,975	153
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.316%, 06/25/2055(A)	7,972	169
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.359%, 06/25/2032(A)	11,455	281
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.269%, 08/25/2032(A)	11,251	222
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.770%, 03/25/2028(A)	6,118	87
FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	1,059	1,037
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.206%, 06/25/2027(A)	1,441	26
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	414	434
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	368	382
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	3	4
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	27	27
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	11	12
FHLMC REMIC CMO, Ser 2003-2671, Cl S
6.594%, 09/15/2033(A)	16	17
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	33	32
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	77	78
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	1
FHLMC REMIC CMO, Ser 2009-3546, Cl A
6.959%, 02/15/2039(A)	22	22
FHLMC REMIC CMO, Ser 2010-3693, Cl FC
4.953%, SOFR30A + 0.614%, 07/15/2040(A)	493	491

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
1.497%, 05/15/2041(A)	$216	$16
FHLMC REMIC CMO, Ser 2011-3919, Cl FA
4.953%, SOFR30A + 0.614%, 09/15/2041(A)	465	463
FHLMC REMIC CMO, Ser 2011-3958, Cl AF
4.903%, SOFR30A + 0.564%, 11/15/2041(A)	440	437
FHLMC REMIC CMO, Ser 2011-3975, Cl FA
4.943%, SOFR30A + 0.604%, 12/15/2041(A)	414	412
FHLMC REMIC CMO, Ser 2012-3990, Cl FG
4.903%, SOFR30A + 0.564%, 01/15/2042(A)	514	511
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	169	159
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
2.157%, 04/15/2042(A)	21	2
FHLMC REMIC CMO, Ser 2012-4059, Cl FP
4.903%, SOFR30A + 0.564%, 06/15/2042(A)	583	579
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	987	917
FHLMC REMIC CMO, Ser 2012-4091, Cl FN
4.853%, SOFR30A + 0.514%, 08/15/2042(A)	567	561
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	626	583
FHLMC REMIC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	773	714
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	551	535
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	685	604
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
4.853%, SOFR30A + 0.514%, 10/15/2042(A)	685	675
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	1,206	1,174
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	474	404
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	529	433
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
4.953%, SOFR30A + 0.614%, 08/15/2043(A)	1,834	1,811
FHLMC REMIC CMO, Ser 2013-4286, Cl VF
4.903%, SOFR30A + 0.564%, 12/15/2043(A)	1,351	1,333
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	820	721

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	$3,909	$3,399
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	3,090	2,908
FHLMC REMIC CMO, Ser 2016-4587, Cl AF
4.803%, SOFR30A + 0.464%, 06/15/2046(A)	878	870
FHLMC REMIC CMO, Ser 2016-4604, Cl FB
4.853%, SOFR30A + 0.514%, 08/15/2046(A)	2,446	2,418
FHLMC REMIC CMO, Ser 2016-4611, Cl BF
4.853%, SOFR30A + 0.514%, 06/15/2041(A)	6,074	6,045
FHLMC REMIC CMO, Ser 2016-4620, Cl LF
4.853%, SOFR30A + 0.514%, 10/15/2046(A)	885	876
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
4.953%, SOFR30A + 0.614%, 01/15/2055(A)	947	932
FHLMC REMIC CMO, Ser 2017-4709, Cl FA
4.753%, SOFR30A + 0.414%, 08/15/2047(A)	644	634
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	905	833
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	697	620
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,099	999
FHLMC REMIC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	725	648
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	252	220
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
4.753%, SOFR30A + 0.414%, 09/15/2048(A)	595	581
FHLMC REMIC CMO, Ser 2018-4854, Cl FB
4.753%, SOFR30A + 0.414%, 01/15/2049(A)	1,669	1,647
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,671	2,533
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	110	98
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	995	908
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
4.867%, SOFR30A + 0.514%, 08/25/2049(A)	553	544
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,217	1,116
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,210	1,068
FHLMC REMIC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	757	711

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	$698	$583
FHLMC REMIC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	510	446
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	655
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,599	817
FHLMC REMIC CMO, Ser 2020-4988, Cl KF
4.817%, SOFR30A + 0.464%, 07/25/2050(A)	985	979
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	451	372
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
4.917%, SOFR30A + 0.564%, 07/25/2050(A)	5,466	5,306
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,477	227
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
4.817%, SOFR30A + 0.464%, 08/25/2050(A)	1,115	1,072
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	5,488	1,154
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	1,034	943
FHLMC REMIC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	774	764
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	4,990	1,024
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,955	1,575
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	637	555
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,224	1,005
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,288	1,125
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,215	1,105
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,144	908
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
4.552%, SOFR30A + 0.200%, 06/25/2051(A)	1,639	1,546
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	1,808	1,588
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,069	956

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	$139	$127
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,539	1,395
FHLMC REMIC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,275	2,074
FHLMC REMIC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	1,198	1,065
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	782	714
FHLMC REMIC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	1,458	1,353
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,659	1,475
FHLMC REMIC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	1,573	1,438
FHLMC REMIC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	1,573	1,438
FHLMC REMIC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	1,163	1,079
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,273	1,175
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,382	2,259
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,824
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	805	766
FHLMC REMIC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	5,243	661
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
5.153%, SOFR30A + 0.814%, 10/15/2039(A)	2,226	2,237
FHLMC REMIC CMO, Ser 2023-5338, Cl FH
4.753%, SOFR30A + 0.414%, 04/15/2045(A)	1,979	1,938
FHLMC REMIC CMO, Ser 2024-5396, Cl HF
5.302%, SOFR30A + 0.950%, 04/25/2054(A)	2,813	2,834
FHLMC REMIC CMO, Ser 2024-5399, Cl FB
5.252%, SOFR30A + 0.900%, 04/25/2054(A)	1,630	1,626
FHLMC REMIC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	1,034
FHLMC REMIC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	1,400	1,217
FHLMC STRIP CMO, Ser 2014-326, Cl F2
5.003%, SOFR30A + 0.664%, 03/15/2044(A)	821	812
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,363	1,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	$674	$621
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
4.953%, SOFR30A + 0.614%, 08/15/2042(A)	630	622
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
4.953%, SOFR30A + 0.614%, 08/15/2042(A)	1,000	987
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
4.953%, SOFR30A + 0.614%, 09/15/2042(A)	1,024	1,011
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,853	1,669
FNMA
8.000%, 01/01/2030 to 06/01/2031	8	8
7.500%, 02/01/2031 to 11/01/2038	53	54
7.000%, 09/01/2026 to 01/01/2039	264	277
6.500%, 05/01/2027 to 10/01/2054	18,615	19,494
6.000%, 02/01/2032 to 01/01/2055	75,820	77,884
5.500%, 12/01/2033 to 01/01/2055	133,560	134,610
5.350%, 07/01/2033	100	102
5.000%, 05/01/2034 to 12/01/2054	58,760	58,111
4.500%, 11/01/2031 to 01/01/2059	77,072	74,815
4.270%, 10/01/2032	193	190
4.200%, 01/01/2029	1,665	1,651
4.000%, 01/01/2027 to 06/01/2057	93,863	88,851
3.500%, 07/01/2031 to 06/01/2052	66,490	61,126
3.310%, 03/01/2028	1,847	1,799
3.020%, 05/01/2026	1,265	1,242
3.000%, 05/01/2029 to 07/01/2060	276,435	246,191
2.810%, 04/01/2025	250	249
2.500%, 02/01/2035 to 09/01/2061	138,552	118,891
2.435%, 10/01/2051	4,742	3,165
2.000%, 05/01/2036 to 04/01/2052	251,646	207,102
1.850%, 09/01/2035	994	863
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	109	98
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	564
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	299	287
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	156	138
FNMA ARM
6.265%, RFUCCT1Y + 1.559%, 12/01/2035(A)	7	7
5.544%, RFUCCT1Y + 1.604%, 03/01/2050(A)	1,676	1,737
4.647%, SOFR30A + 2.130%, 08/01/2052(A)	1,228	1,226
4.602%, SOFR30A + 2.126%, 08/01/2052(A)	2,521	2,513

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.589%, SOFR30A + 2.123%, 08/01/2052(A)	$1,882	$1,864
4.357%, SOFR30A + 2.125%, 07/01/2052(A)	2,244	2,222
4.170%, SOFR30A + 2.128%, 11/01/2052(A)	1,436	1,421
4.122%, SOFR30A + 2.133%, 10/01/2052(A)	4,270	4,226
4.111%, SOFR30A + 2.120%, 09/01/2052(A)	1,742	1,724
4.076%, SOFR30A + 2.120%, 07/01/2052(A)	1,764	1,712
3.944%, SOFR30A + 2.120%, 08/01/2052(A)	533	515
2.784%, RFUCCT1Y + 1.606%, 06/01/2050(A)	854	815
FNMA CMO, Ser 2010-111, Cl KF
4.867%, SOFR30A + 0.514%, 10/25/2040(A)	3,224	3,221
FNMA CMO, Ser 2011-55, Cl FH
4.907%, SOFR30A + 0.554%, 06/25/2041(A)	377	375
FNMA CMO, Ser 2014-74, Cl FC
4.867%, SOFR30A + 0.514%, 11/25/2044(A)	525	517
FNMA CMO, Ser 2016-10, Cl FA
4.817%, SOFR30A + 0.464%, 03/25/2046(A)	3,832	3,803
FNMA CMO, Ser 2016-61, Cl BF
4.867%, SOFR30A + 0.514%, 09/25/2046(A)	312	311
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	1,240	1,139
FNMA CMO, Ser 2016-81, Cl FA
4.817%, SOFR30A + 0.464%, 11/25/2046(A)	4,295	4,267
FNMA CMO, Ser 2017-11, Cl FA
4.867%, SOFR30A + 0.514%, 03/25/2047(A)	338	336
FNMA CMO, Ser 2017-113, Cl FB
4.717%, SOFR30A + 0.364%, 01/25/2048(A)	338	335
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	698	674
FNMA CMO, Ser 2017-82, Cl FE
4.717%, SOFR30A + 0.364%, 10/25/2047(A)	795	787
FNMA CMO, Ser 2017-9, Cl EF
4.867%, SOFR30A + 0.514%, 03/25/2047(A)	357	354
FNMA CMO, Ser 2018-1, Cl FA
4.717%, SOFR30A + 0.364%, 02/25/2048(A)	414	408

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-86, Cl AF
4.767%, SOFR30A + 0.414%, 12/25/2048(A)	$266	$264
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	286	249
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	670	559
FNMA CMO, Ser 2023-38, Cl FD
5.216%, SOFR30A + 0.864%, 10/25/2039(A)	574	557
FNMA CMO, Ser 2023-39, Cl AI, IO
2.000%, 07/25/2052	64,915	8,239
FNMA CMO, Ser 2024-56, Cl QZ
4.000%, 10/25/2045	2,150	1,898
FNMA Interest STRIP CMO, Ser 2022-426, Cl C45, IO
2.000%, 07/25/2051	21,182	2,691
FNMA Interest STRIP CMO, Ser 2022-426, Cl C44, IO
2.000%, 03/25/2052	18,501	2,354
FNMA Interest STRIP CMO, Ser 2022-426, Cl C43, IO
2.000%, 07/25/2050	7,706	998
FNMA Interest STRIP CMO, Ser 2022-426, Cl C39, IO
2.000%, 09/25/2051	8,886	1,154
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	48	5
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	73	9
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	853	775
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,262	1,181
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	3	3
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	22	22
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	6	7
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	3	3
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	155	161
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
2.734%, 01/25/2037(A)	158	17
FNMA REMIC CMO, Ser 2006-33, Cl LS
10.051%, 05/25/2036(A)	22	27
FNMA REMIC CMO, Ser 2006-46, Cl SW
7.823%, 06/25/2036(A)	18	20

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
2.184%, 03/25/2036(A)	$12	$–
FNMA REMIC CMO, Ser 2007-64, Cl FA
4.937%, SOFR30A + 0.584%, 07/25/2037(A)	3	3
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.234%, 07/25/2037(A)	61	6
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	4	4
FNMA REMIC CMO, Ser 2009-103, Cl MB
7.158%, 12/25/2039(A)	33	33
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	242	214
FNMA REMIC CMO, Ser 2010-107, Cl FB
4.877%, SOFR30A + 0.524%, 09/25/2040(A)	456	453
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	463	460
FNMA REMIC CMO, Ser 2011-117, Cl AF
4.917%, SOFR30A + 0.564%, 11/25/2041(A)	408	405
FNMA REMIC CMO, Ser 2011-117, Cl FA
4.917%, SOFR30A + 0.564%, 11/25/2041(A)	941	935
FNMA REMIC CMO, Ser 2011-127, Cl FC
4.917%, SOFR30A + 0.564%, 12/25/2041(A)	436	433
FNMA REMIC CMO, Ser 2011-142, Cl EF
4.967%, SOFR30A + 0.614%, 01/25/2042(A)	488	486
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.828%, 02/25/2051(A)	27	28
FNMA REMIC CMO, Ser 2011-75, Cl FA
5.017%, SOFR30A + 0.664%, 08/25/2041(A)	14	14
FNMA REMIC CMO, Ser 2012-106, Cl FA
4.807%, SOFR30A + 0.454%, 10/25/2042(A)	396	392
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	693	626
FNMA REMIC CMO, Ser 2012-12, Cl FA
4.967%, SOFR30A + 0.614%, 02/25/2042(A)	432	430
FNMA REMIC CMO, Ser 2012-133, Cl JF
4.817%, SOFR30A + 0.464%, 12/25/2042(A)	821	805
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	502	426
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	183	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-47, Cl JF
4.967%, SOFR30A + 0.614%, 05/25/2042(A)	$579	$576
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	1,014	759
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	465	353
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,444	1,316
FNMA REMIC CMO, Ser 2013-15, Cl FA
4.817%, SOFR30A + 0.464%, 03/25/2043(A)	994	976
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	588	501
FNMA REMIC CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	499	417
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	436	459
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	476	486
FNMA REMIC CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	1,339	1,224
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	960	880
FNMA REMIC CMO, Ser 2015-26, Cl GF
4.767%, SOFR30A + 0.414%, 05/25/2045(A)	1,465	1,436
FNMA REMIC CMO, Ser 2015-32, Cl FA
4.767%, SOFR30A + 0.414%, 05/25/2045(A)	916	895
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	41	36
FNMA REMIC CMO, Ser 2015-48, Cl FB
4.767%, SOFR30A + 0.414%, 07/25/2045(A)	1,097	1,073
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	558	481
FNMA REMIC CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	668	578
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,674	1,489
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,257	1,173
FNMA REMIC CMO, Ser 2016-11, Cl CF
4.817%, SOFR30A + 0.464%, 03/25/2046(A)	450	444
FNMA REMIC CMO, Ser 2016-11, Cl FG
4.817%, SOFR30A + 0.464%, 03/25/2046(A)	612	604
FNMA REMIC CMO, Ser 2016-19, Cl FD
4.867%, SOFR30A + 0.514%, 04/25/2046(A)	2,860	2,834

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-22, Cl FG
4.867%, SOFR30A + 0.514%, 04/25/2046(A)	$1,007	$997
FNMA REMIC CMO, Ser 2016-22, Cl FA
4.867%, SOFR30A + 0.514%, 04/25/2046(A)	1,155	1,144
FNMA REMIC CMO, Ser 2016-3, Cl PL
2.500%, 02/25/2046	6,256	5,351
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	17	17
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,816	1,680
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,133	2,651
FNMA REMIC CMO, Ser 2016-69, Cl BF
4.867%, SOFR30A + 0.514%, 10/25/2046(A)	934	925
FNMA REMIC CMO, Ser 2016-75, Cl FE
4.867%, SOFR30A + 0.514%, 10/25/2046(A)	727	721
FNMA REMIC CMO, Ser 2016-78, Cl FA
4.867%, SOFR30A + 0.514%, 03/25/2044(A)	483	477
FNMA REMIC CMO, Ser 2016-79, Cl FH
4.867%, SOFR30A + 0.514%, 11/25/2046(A)	730	723
FNMA REMIC CMO, Ser 2016-82, Cl FE
4.867%, SOFR30A + 0.514%, 11/25/2046(A)	1,620	1,606
FNMA REMIC CMO, Ser 2016-82, Cl FH
4.867%, SOFR30A + 0.514%, 11/25/2046(A)	1,488	1,474
FNMA REMIC CMO, Ser 2016-84, Cl FB
4.867%, SOFR30A + 0.514%, 11/25/2046(A)	708	702
FNMA REMIC CMO, Ser 2016-86, Cl FE
4.867%, SOFR30A + 0.514%, 11/25/2046(A)	1,829	1,808
FNMA REMIC CMO, Ser 2016-88, Cl CF
4.917%, SOFR30A + 0.564%, 12/25/2046(A)	1,250	1,239
FNMA REMIC CMO, Ser 2016-91, Cl AF
4.867%, SOFR30A + 0.514%, 12/25/2046(A)	670	665
FNMA REMIC CMO, Ser 2017-12, Cl FD
4.867%, SOFR30A + 0.514%, 03/25/2047(A)	762	755
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	638	590
FNMA REMIC CMO, Ser 2017-23, Cl FA
4.867%, SOFR30A + 0.514%, 04/25/2047(A)	808	799
FNMA REMIC CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	2,634	2,291

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2017-26, Cl FA
4.817%, SOFR30A + 0.464%, 04/25/2047(A)	$1,943	$1,925
FNMA REMIC CMO, Ser 2017-9, Cl BF
4.867%, SOFR30A + 0.514%, 03/25/2047(A)	869	861
FNMA REMIC CMO, Ser 2017-9, Cl DF
4.867%, SOFR30A + 0.514%, 03/25/2047(A)	630	625
FNMA REMIC CMO, Ser 2017-96, Cl FB
4.767%, SOFR30A + 0.414%, 12/25/2047(A)	1,232	1,213
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,160	1,098
FNMA REMIC CMO, Ser 2018-36, Cl FD
4.717%, SOFR30A + 0.364%, 06/25/2048(A)	1,587	1,567
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	484	472
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,373	1,295
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	938	831
FNMA REMIC CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	1,086	977
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	1,026	967
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	920	803
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	234	216
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	769	740
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	57	57
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	549	507
FNMA REMIC CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	636	571
FNMA REMIC CMO, Ser 2019-15, Cl FA
4.967%, SOFR30A + 0.614%, 04/25/2049(A)	559	550
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,239	1,148
FNMA REMIC CMO, Ser 2019-41, Cl FG
4.967%, SOFR30A + 0.614%, 08/25/2059(A)	1,321	1,299
FNMA REMIC CMO, Ser 2019-43, Cl FC
4.867%, SOFR30A + 0.514%, 08/25/2049(A)	1,075	1,056
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	353	311

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	$110	$97
FNMA REMIC CMO, Ser 2019-67, Cl FB
4.917%, SOFR30A + 0.564%, 11/25/2049(A)	584	575
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.967%, SOFR30A + 0.614%, 01/25/2050(A)	1,698	1,672
FNMA REMIC CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	817	729
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,283	241
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	1,878	1,718
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	768	463
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	2,489	2,093
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	805	689
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,264
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,552	1,347
FNMA REMIC CMO, Ser 2020-57, Cl LJ
2.000%, 08/25/2050	3,921	2,865
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,163	1,063
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,767	363
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,121	433
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,129	618
FNMA REMIC CMO, Ser 2020-70, Cl AD
1.500%, 10/25/2050	3,520	2,655
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,511	2,813
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,044	898
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	457	403
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,968	1,606
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,318	1,155
FNMA REMIC CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	1,409	1,290
FNMA REMIC CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	2,287	2,136
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	3,769	3,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	$1,846	$1,712
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	151	143
FNMA REMIC CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	850	792
FNMA REMIC CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	1,602	1,360
FNMA REMIC CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	1,005	934
FNMA REMIC CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,258	1,156
FNMA REMIC CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,534	567
FNMA REMIC CMO, Ser 2023-37, Cl FH
4.867%, SOFR30A + 0.514%, 01/25/2050(A)	2,190	2,155
FNMA REMIC CMO, Ser 2023-38, Cl FC
5.017%, SOFR30A + 0.664%, 06/25/2040(A)	1,711	1,710
FNMA REMIC CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	818	707
FNMA TBA
6.000%, 04/01/2032 to 03/15/2055	18,365	18,647
5.500%, 03/15/2055	49,620	49,682
5.000%, 03/15/2055	33,675	33,125
4.500%, 04/14/2033	28,750	27,665
4.000%, 03/01/2039	15,175	14,225
3.500%, 03/15/2055	81,240	73,686
3.000%, 03/15/2043	17,825	15,526
2.500%, 03/15/2055	24,425	20,412
2.000%, 03/15/2055	19,075	15,256
GNMA
7.000%, 09/15/2028 to 10/15/2032	190	192
6.500%, 01/15/2026 to 07/15/2035	263	271
6.000%, 09/15/2028 to 01/20/2054	9,856	10,154
5.500%, 11/20/2052 to 08/20/2053	14,906	15,003
5.000%, 10/15/2039 to 08/20/2053	13,870	13,809
4.700%, 09/20/2061(A)	49	49
4.500%, 01/20/2040 to 10/20/2052	15,581	15,130
4.384%, 01/20/2069(A)	4	4
4.000%, 11/20/2047 to 08/20/2052	30,764	29,094
3.500%, 03/20/2046 to 11/20/2053	58,768	54,349
3.000%, 03/15/2043 to 02/20/2054	66,812	59,925
2.500%, 12/20/2037 to 02/20/2053	51,109	43,736
2.000%, 08/20/2050 to 10/20/2051	56,709	46,046
GNMA ARM
4.625%, H15T1Y + 1.500%, 07/20/2034(A)	2	2
GNMA CMO, Ser 2005-7, Cl JM
6.982%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2007-78, Cl SA, IO
2.104%, 12/16/2037(A)	1,188	58

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-106, Cl KS, IO
1.974%, 11/20/2039(A)	$1,155	$93
GNMA CMO, Ser 2009-66, Cl XS, IO
2.374%, 07/16/2039(A)	5	–
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	781	822
GNMA CMO, Ser 2009-8, Cl PS, IO
1.874%, 08/16/2038(A)	–	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	1,040	1,025
GNMA CMO, Ser 2010-4, Cl NS, IO
1.964%, 01/16/2040(A)	1,796	196
GNMA CMO, Ser 2010-4, Cl SL, IO
1.974%, 01/16/2040(A)	38	4
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	21	3
GNMA CMO, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(A)	2,003	6
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.395%, 03/20/2062(A)	384	30
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,187	1,088
GNMA CMO, Ser 2013-163, Cl IO, IO
1.012%, 02/16/2046(A)	1,022	13
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	950	845
GNMA CMO, Ser 2014-146, Cl QA
2.250%, 10/20/2044	2	2
GNMA CMO, Ser 2014-149, Cl KP
2.250%, 07/16/2044	818	743
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	844	758
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,279	1,121
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	695	619
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,550	1,260
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,385	1,134
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	496	426
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	2,825	2,535
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	584	544
GNMA CMO, Ser 2017-171, Cl IO, IO
0.653%, 09/16/2059(A)	5,271	199
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	149	141
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	953

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	$673	$614
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	83	75
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	56	50
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	236	210
GNMA CMO, Ser 2020-109, Cl AI, IO
0.835%, 05/16/2060(A)	2,069	123
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	3,355	2,683
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	5,746	864
GNMA CMO, Ser 2020-184, Cl IO, IO
0.912%, 11/16/2060(A)	2,720	181
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	960	787
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	5,144	4,113
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	4,747	3,821
GNMA CMO, Ser 2021-11, Cl IX, IO
1.161%, 12/16/2062(A)	3,044	236
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	932	753
GNMA CMO, Ser 2021-14, Cl IO, IO
1.328%, 06/16/2063(A)	5,197	487
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	7,326	6,163
GNMA CMO, Ser 2021-169, Cl IO, IO
1.113%, 06/16/2061(A)	2,850	234
GNMA CMO, Ser 2021-181, Cl IO, IO
0.973%, 07/16/2063(A)	2,912	204
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	62	50
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	6,349	5,459
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,828	1,574
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	862	714
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	5,584	4,795
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	1,332	1,035
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,201	1,178
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,064	1,054
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(A)	741	735

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	$1,056	$1,046
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	135	133
GNMA CMO, Ser 2021-37, Cl IO, IO
0.799%, 01/16/2061(A)	2,730	160
GNMA CMO, Ser 2021-5, Cl IO, IO
1.112%, 01/16/2061(A)	4,407	349
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(A)	2,283	141
GNMA CMO, Ser 2021-68, Cl IO, IO
0.873%, 10/16/2062(A)	2,777	177
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	107	83
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	134	133
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	510	505
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	2,246	1,900
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	5,514	4,565
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	4,807	4,044
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,181	1,148
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,454	1,217
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	5,951	5,619
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	6,117	5,766
GNMA CMO, Ser 2022-197, Cl LF
5.046%, SOFR30A + 0.700%, 11/20/2052(A)	4,539	4,497
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,805	1,451
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	1,043	900
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,025	2,698
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,272	2,118
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	616	508
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	5,548	4,640
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	4,090	3,629
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,569	2,429
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	952	739

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	$10,605	$8,870
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	2,179	1,805
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	329
GNMA CMO, Ser 2023-134, Cl F
5.346%, SOFR30A + 1.000%, 08/20/2053(A)	1,159	1,157
GNMA CMO, Ser 2023-179, Cl IO, IO
0.610%, 09/16/2063(A)	16,284	709
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	1,556	1,460
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	7,055	6,078
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	1,659	1,400
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	7,698	7,192
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	22,624	21,397
GNMA CMO, Ser 2024-30, Cl CF
5.596%, SOFR30A + 1.250%, 02/20/2054(A)	171	172
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	908	821
GNMA CMO, Ser 2024-97, Cl FW
5.496%, SOFR30A + 1.150%, 06/20/2054(A)	3,264	3,271
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	22,824	21,581
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	710	494
GNMA CMO, Ser 218, Cl IO, IO
0.965%, 10/16/2061(A)	2,766	204
GNMA CMO, Ser 53, Cl IO, IO
0.525%, 11/16/2056(A)	8,481	249
GNMA CMO, Ser 54, Cl IO, IO
1.599%, 09/16/2063(A)	2,558	287
GNMA CMO, Ser 59, Cl IO, IO
0.571%, 02/16/2062(A)	3,319	148
GNMA CMO, Ser 63, Cl IO, IO
0.815%, 04/16/2061(A)	3,376	205
GNMA CMO, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	4,325	461
GNMA CMO, Ser 7, Cl IO, IO
0.559%, 12/16/2058(A)	6,272	189
GNMA CMO, Ser 89, Cl IA, IO
1.168%, 04/16/2062(A)	2,997	225
GNMA CMO, Ser 92, Cl AH
2.000%, 06/16/2064	4,481	3,419
GNMA CMO, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	3,983	216

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 94, Cl IO, IO
0.833%, 02/16/2063(A)	$3,233	$203
GNMA TBA
6.000%, 04/15/2054	40,500	41,002
5.500%, 03/20/2038	19,275	19,322
5.000%, 03/01/2039	37,100	36,635
4.500%, 03/01/2039	18,275	17,634
4.000%, 03/15/2055	29,575	27,869
2.500%, 03/15/2055	41,600	35,649
GNMA, Ser 147, Cl KI
1.144%, 06/16/2061(A)	5,200	414

		2,992,327
Non-Agency Mortgage-Backed Obligations — 4.9%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(C)	5,293	5,115
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(C)	324	301
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(C)	102	97
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	992	834
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(C)	632	545
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(C)	7,765	7,302
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(C)	2,927	2,793
Angel Oak Mortgage Trust, Ser 2024-13, Cl A1
5.464%, 12/26/2069(A)(C)	8,266	8,283
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(C)	2,640	2,558
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.215%, 04/25/2037(A)	33	29
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	21	20
BANK, Ser 2022-BNK40, Cl A4
3.393%, 03/15/2064(A)	1,240	1,124
BANK, Ser 2024-BNK48, Cl ASB
4.971%, 10/15/2057	1,435	1,452
BANK, Ser BNK44, Cl A5
5.744%, 11/15/2055(A)	929	980

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK5 Trust, Ser 2025-5YR13, Cl A3
5.753%, 01/15/2058(A)	$1,596	$1,661
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	5,444	4,842
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	363	359
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	862	835
BBCMS Mortgage Trust, Ser 2025-5C33, Cl A4
5.839%, 03/15/2058	4,778	4,980
BBCMS Mortgage Trust, Ser 2025-C32, Cl A5
5.720%, 02/15/2062	5,068	5,375
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,854
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	764	745
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.537%, 05/25/2034(A)	9	9
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,710	1,547
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.443%, 05/15/2055(A)	975	899
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.443%, 05/15/2055(A)	970	929
Benchmark Mortgage Trust, Ser 2025-V13, Cl A4
5.815%, 02/15/2058(A)	1,885	1,969
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	640	627
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/2058	1,995	2,103
BMP, Ser 2024-MF23, Cl A
5.684%, TSFR1M + 1.372%, 06/15/2041(A)(C)	3,210	3,212
BPR Trust, Ser 2021-TY, Cl A
5.477%, TSFR1M + 1.164%, 09/15/2038(A)(C)	745	743
BPR Trust, Ser 2022-STAR, Cl A
7.544%, TSFR1M + 3.232%, 08/15/2039(A)(C)	4,600	4,599
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(C)	652	634
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	427	415

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	$7	$7
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.126%, TSFR1M + 0.814%, 09/15/2036(A)(C)	4,941	4,910
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.526%, TSFR1M + 1.214%, 09/15/2036(A)(C)	3,225	3,201
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
6.073%, TSFR1M + 1.761%, 12/09/2040(A)(C)	1,074	1,076
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
6.003%, TSFR1M + 1.691%, 08/15/2039(A)(C)	700	703
BX Commercial Mortgage Trust, Ser 2024-VLT5, Cl A
5.591%, 11/13/2046(A)(C)	2,080	2,102
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	995	924
BX Trust, Ser 2021-ARIA, Cl B
5.724%, TSFR1M + 1.411%, 10/15/2036(A)(C)	3,641	3,638
BX Trust, Ser 2024-VLT4, Cl B
6.253%, TSFR1M + 1.941%, 07/15/2029(A)(C)	2,400	2,410
BX Trust, Ser 2025-VLT6, Cl A
5.766%, TSFR1M + 1.443%, 03/15/2030(A)(C)	3,620	3,611
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.679%, TSFR1M + 1.367%, 12/15/2037(A)(C)	5,300	5,300
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,182
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
6.525%, 02/25/2037(A)	9	9
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
6.586%, 02/25/2037(A)	9	8
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
7.256%, 06/25/2035(A)	8	8
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(A)(C)	14,061	11,548
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(A)(C)	3,166	3,118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	$5,980	$5,499
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
7.740%, 09/25/2033(A)	11	12
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
7.535%, 08/25/2034(A)	7	7
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
6.559%, 09/25/2033(A)(C)	14	14
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	1,299	1,076
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	1,381	1,146
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,395	1,306
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	3,125	3,151
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.773%, 02/10/2047(A)	341	327
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	429	409
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.462%, 10/10/2048(A)	1,680	1,553
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	3,878	3,856
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
0.595%, 02/10/2048(A)	136	–
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	772	768
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	2,772
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	5,915
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.902%, SOFR30A + 1.550%, 10/25/2041(A)(C)	763	767

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.002%, SOFR30A + 1.650%, 12/25/2041(A)(C)	$6,500	$6,541
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
6.152%, SOFR30A + 1.800%, 01/25/2044(A)(C)	790	799
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031(B)	–	–
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	37	38
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
6.550%, 08/25/2034(A)	67	61
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	333	332
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,143
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	1,000	917
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(C)	2,007	1,950
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	2,367	2,157
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(C)	2,502	2,407
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	499	476
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	1,160	1,024
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	1,677	1,396
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	1,968	1,731
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(C)	4,541	4,514
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(C)	2,915	2,606
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,995	1,803
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	2,079	1,869
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	1,672	1,377
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	754	661

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
5.677%, TSFR1M + 1.364%, 10/15/2038(A)(C)	$1,330	$1,327
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.852%, SOFR30A + 1.500%, 10/25/2041(A)(C)	2,289	2,305
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
6.752%, SOFR30A + 2.400%, 02/25/2042(A)(C)	1,010	1,035
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.652%, SOFR30A + 1.300%, 02/25/2042(A)(C)	905	906
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
7.252%, SOFR30A + 2.900%, 04/25/2042(A)(C)	2,850	2,958
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.215%, 09/25/2034(A)	12	12
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(C)	31	30
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.762%, TSFR1M + 1.450%, 12/15/2039(A)(C)	3,195	3,211
GNMA
4.500%, 10/20/2054	13,626	13,156
3.500%, 03/20/2052	11,148	10,265
3.000%, 03/20/2051	7,248	6,462
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
5.928%, TSFR1M + 1.614%, 07/16/2035(A)(C)	726	719
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,236
GS Mortgage Securities Trust, Ser 2021-ARDN, Cl B
6.076%, TSFR1M + 1.764%, 11/15/2036(A)(C)	3,062	3,055
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.322%, 09/10/2038(A)(C)	2,600	2,579
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	422	421
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	1,985	1,941

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(C)	$1,111	$954
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	4,362	4,235
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.000%, 09/25/2035(A)(C)(E)	120	1
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	20	20
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	2	3
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
5.326%, TSFR1M + 1.014%, 06/20/2035(A)	790	738
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl A
5.853%, TSFR1M + 1.541%, 05/15/2037(A)(C)	4,006	4,010
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,900	1,761
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(C)	1,995	1,824
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl A
5.467%, 01/13/2040(A)(C)	2,235	2,283
Impac CMB Trust, Ser 2005-4, Cl 2A1
5.034%, TSFR1M + 0.414%, 05/25/2035(A)	41	39
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(C)	90	89
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.294%, TSFR1M + 0.974%, 09/25/2034(A)	8	7
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
5.234%, TSFR1M + 0.914%, 11/25/2034(A)	13	12
JP Morgan Mortgage Trust Series, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(C)	5,664	5,727
JP Morgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(C)	3,927	3,914

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	$1,400	$1,362
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	424	415
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	1,867
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.681%, 02/25/2035(A)	19	18
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
7.124%, 11/25/2033(A)	21	21
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	300	262
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(A)(C)	7,848	6,446
LEX Mortgage Trust, Ser 2024-BBG, Cl A
4.874%, 10/13/2033(A)(C)	2,835	2,829
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,144
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
6.374%, 11/21/2034(A)	509	487
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	131	66
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
4.784%, TSFR1M + 0.464%, 05/25/2035(A)(C)	173	86
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(C)	4	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
7.563%, 10/25/2032(A)	2	2
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
7.268%, 07/25/2033(A)	16	15
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.631%, 12/25/2034(A)	31	29
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.595%, 08/25/2034(A)	19	17
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	511	445

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	$754	$682
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	827	788
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.947%, 11/15/2049(A)	12,612	148
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	915	792
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,919	3,742
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.634%, 04/25/2034(A)	46	44
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
5.300%, US0001M + 0.340%, 04/16/2036(A)(C)	1,562	1,523
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(C)	124	118
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(C)	1,085	1,050
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	193	183
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	619	539
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,022	1,015
New Residential Mortgage Loan Trust, Ser 2024-NQM2, Cl A1
5.117%, 09/25/2064(A)(C)	5,094	5,071
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(C)	1,430	1,505
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
5.953%, TSFR1M + 1.641%, 03/15/2039(A)(C)	4,025	4,033
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(C)	12	12
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	646	528
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	2,756	2,455
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	3,010	3,028
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(C)(D)	2,428	2,454

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/2064(C)(D)	$4,858	$4,854
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	6,651	5,920
Oceanview Mortgage Trust, Ser 2025-INV1, Cl AF1
5.152%, SOFR30A + 0.800%, 11/25/2054(A)(C)	5,081	5,082
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,224
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	813	678
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	2	2
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	768	672
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(C)(D)	6,845	6,678
RALI Trust, Ser 2005-QO5, Cl A1
5.686%, 12MTA + 1.000%, 01/25/2046(A)	254	204
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	16	14
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(C)	10,417	9,161
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(C)	5,994	6,067
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(A)(C)	4,947	5,000
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(C)(D)	4,427	4,465
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(C)(D)	4,445	4,463
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.020%, 12/25/2034(A)	160	144
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(C)	2,100	2,130
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(C)	1,123	924
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)	1,381	1,136
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
5.002%, US0006M + 0.320%, 01/20/2035(A)	48	47
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.024%, 10/25/2048(A)(C)	1,725	1,712

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)	$115	$103
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	3,330	3,085
SMRT, Ser 2022-MINI, Cl A
5.312%, TSFR1M + 1.000%, 01/15/2039(A)(C)	5,430	5,416
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(C)	380	353
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(C)	1	1
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(C)	263	254
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)	227	215
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)	1,169	1,044
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
5.088%, TSFR1M + 0.774%, 10/19/2034(A)	28	26
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
4.908%, TSFR1M + 0.594%, 04/19/2035(A)	528	514
Structured Asset Securities, Ser 2003-37A, Cl 2A
6.097%, 12/25/2033(A)	14	14
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.750%, TSFR1M + 1.443%, 03/15/2042(A)(C)	1,994	1,989
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
5.074%, TSFR1M + 0.754%, 09/25/2043(A)	56	55
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.667%, 06/25/2057(A)(C)	1,860	1,583
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)	954	920
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)	878	816
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(C)	2,584	2,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.765%, 03/25/2064(A)(C)	$5,768	$5,818
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
5.129%, 07/25/2065(A)(C)	5,480	5,571
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	802	769
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(C)	255	251
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	505	448
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	1,000	882
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)	878	756
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)	1,128	945
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)	2,993	2,542
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	1,319	1,182
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(C)	1,202	1,090
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	309	292
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	449	421
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(C)	6	6
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.516%, 10/25/2033(A)	26	25
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
7.265%, 06/25/2033(A)	21	20
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.559%, 09/25/2033(A)	60	60
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
3.822%, 06/25/2033(A)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	97	94
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.678%, 06/25/2034(A)	18	17

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
6.212%, 06/25/2034(A)	$1,691	$1,639
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
5.948%, 07/25/2034(A)	1,615	1,509
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.954%, TSFR1M + 0.634%, 11/25/2045(A)	4,635	4,420
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
4.974%, TSFR1M + 0.654%, 12/25/2045(A)	2,147	2,141
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
4.112%, 12MTA + 1.500%, 12/25/2046(A)	120	107
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	100	15
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	6	5
Wells Fargo Commercial Mortgage Trust, Ser 2025-C64, Cl A5
5.645%, 02/15/2058	2,457	2,577
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
7.342%, 08/25/2035(A)	11	10
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	883
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.083%, 10/15/2057(A)	391	–

		418,283
Total Mortgage-Backed Securities
(Cost $3,470,724) ($ Thousands)		3,410,610

U.S. TREASURY OBLIGATIONS — 35.6%
U.S. Treasury Bills
4.319%, 07/24/2025 (F)	43,195	42,481
4.309%, 08/21/2025 (F)	16,955	16,621
4.219%, 07/31/2025 (F)	10,230	10,052
U.S. Treasury Bonds
4.750%, 02/15/2045	11,194	11,533
4.625%, 11/15/2044	142,468	144,026
4.625%, 05/15/2054	3,871	3,953
4.625%, 02/15/2055	142,510	146,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.500%, 11/15/2054	$38,793	$38,896
4.250%, 08/15/2054	45,413	43,639
4.125%, 08/15/2044	54,187	51,249
3.625%, 08/15/2043	19,720	17,475
3.375%, 11/15/2048	30,080	24,721
3.125%, 02/15/2043	13,115	10,854
3.125%, 05/15/2048	63,445	50,012
3.000%, 02/15/2048	36,473	28,170
3.000%, 08/15/2048	4,442	3,416
3.000%, 02/15/2049	60,274	46,218
2.875%, 05/15/2052	26,465	19,559
2.500%, 02/15/2045	13,385	9,761
2.375%, 02/15/2042	9,204	6,883
2.375%, 05/15/2051	13,630	9,069
2.250%, 08/15/2046	15,146	10,311
2.250%, 08/15/2049	1,474	965
2.000%, 11/15/2041	98,423	69,600
2.000%, 08/15/2051	7,220	4,376
1.750%, 08/15/2041	147,344	100,545
1.375%, 11/15/2040	55,275	36,147
1.125%, 05/15/2040	2,289	1,458
1.125%, 08/15/2040	29,221	18,432
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2035	28,922	29,706
1.875%, 07/15/2034	19,553	19,730
U.S. Treasury Notes
4.625%, 11/15/2026	2,257	2,279
4.625%, 02/15/2035	116,853	120,888
4.500%, 05/15/2027	27,455	27,749
4.375%, 12/31/2029	47,715	48,461
4.375%, 01/31/2032	81,880	83,224
4.250%, 11/30/2026	5,410	5,431
4.250%, 12/31/2026	56,932	57,168
4.250%, 01/15/2028	138,058	139,083
4.250%, 02/15/2028	118,144	119,021
4.250%, 01/31/2030	226,484	228,855
4.125%, 01/31/2027	34,047	34,122
4.125%, 02/28/2027	269,790	270,454
4.125%, 11/15/2027	37,873	38,014
4.125%, 10/31/2029	2,622	2,634
4.125%, 02/29/2032	27,466	27,500
4.000%, 02/28/2030	298,381	298,334
3.750%, 08/15/2027	1,946	1,936
3.750%, 08/31/2031	212	208
3.625%, 03/31/2030	5,958	5,847
3.500%, 09/30/2026	265	263
3.500%, 09/30/2029	598	585
3.500%, 04/30/2030	8,871	8,650
3.375%, 09/15/2027	1,340	1,321
2.875%, 05/15/2028	80,599	77,945
2.875%, 04/30/2029	42,629	40,797
2.750%, 04/30/2027	13,449	13,107
2.625%, 05/31/2027	11,864	11,519

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.625%, 07/31/2029	$63,000	$59,505
2.375%, 05/15/2027	67,620	65,327
2.375%, 03/31/2029	35,445	33,285
2.125%, 05/31/2026	22,880	22,342
1.875%, 02/28/2027	6,455	6,195
1.875%, 02/28/2029	19,000	17,522
1.750%, 01/31/2029	23,304	21,421
1.375%, 10/31/2028	147	134
1.250%, 04/30/2028	28,061	25,805
1.250%, 05/31/2028	17,451	16,002
1.125%, 08/31/2028	15,370	13,945
1.000%, 07/31/2028	7,990	7,236
0.750%, 08/31/2026	13,415	12,780
0.750%, 01/31/2028	3,344	3,050
0.500%, 08/31/2027	6,425	5,899
0.375%, 01/31/2026	1,685	1,628
0.250%, 08/31/2025	21,150	20,735

Total U.S. Treasury Obligations
(Cost $3,017,074) ($ Thousands)		3,024,114

CORPORATE OBLIGATIONS — 21.2%
Communication Services — 1.6%
AT&T
3.800%, 12/01/2057	897	644
3.650%, 09/15/2059	719	497
3.550%, 09/15/2055	14,522	10,070
3.500%, 06/01/2041	733	576
3.500%, 09/15/2053	4,154	2,893
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	1,929	1,999
6.484%, 10/23/2045	110	107
6.150%, 11/10/2026	2,570	2,623
6.100%, 06/01/2029	5,650	5,835
5.750%, 04/01/2048	1,160	1,027
5.500%, 04/01/2063	435	358
5.375%, 04/01/2038	410	375
5.250%, 04/01/2053	947	785
5.125%, 07/01/2049	310	252
4.908%, 07/23/2025	224	224
4.800%, 03/01/2050	3,700	2,864
3.900%, 06/01/2052	1,135	754
3.750%, 02/15/2028	681	659
3.700%, 04/01/2051	2,500	1,618
3.500%, 06/01/2041	395	279
3.500%, 03/01/2042	2,089	1,461
2.300%, 02/01/2032	2,000	1,623
Comcast
5.350%, 05/15/2053	1,372	1,304
4.400%, 08/15/2035	4,690	4,413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.049%, 11/01/2052	$740	$572
2.987%, 11/01/2063	859	499
2.937%, 11/01/2056	1,110	668
2.887%, 11/01/2051	4,815	3,021
1.500%, 02/15/2031	3,590	2,995
Cox Enterprises
7.375%, 07/15/2027 (C)	2,895	3,055
Meta Platforms
5.550%, 08/15/2064	6,552	6,609
5.400%, 08/15/2054	5,935	5,914
4.750%, 08/15/2034	1,998	1,990
4.550%, 08/15/2031	1,199	1,202
4.450%, 08/15/2052	1,495	1,295
Netflix
5.400%, 08/15/2054	1,322	1,330
4.900%, 08/15/2034	1,335	1,337
Paramount Global
6.875%, 04/30/2036	3,025	3,181
5.900%, 10/15/2040	840	767
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	8,372	8,423
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,588
Time Warner Cable LLC
7.300%, 07/01/2038	100	106
6.750%, 06/15/2039	170	172
6.550%, 05/01/2037	280	279
5.875%, 11/15/2040	7,880	7,304
5.500%, 09/01/2041	2,402	2,124
4.500%, 09/15/2042	1,070	827
T-Mobile USA
4.700%, 01/15/2035	1,395	1,348
3.875%, 04/15/2030	870	833
3.750%, 04/15/2027	6,478	6,377
3.400%, 10/15/2052	2,960	2,042
Verizon Communications
5.500%, 02/23/2054	1,393	1,383
4.272%, 01/15/2036	1,435	1,328
3.700%, 03/22/2061	475	337
2.987%, 10/30/2056	1,247	772
2.650%, 11/20/2040	420	298
Walt Disney
3.500%, 05/13/2040	3,945	3,251
Warnermedia Holdings
5.141%, 03/15/2052	16,242	12,536
5.050%, 03/15/2042	7,170	5,941

		134,944

Consumer Discretionary — 0.6%
Amazon.com
3.875%, 08/22/2037	2,490	2,254
3.450%, 04/13/2029	550	535

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 08/22/2027	$160	$156
AutoZone
6.250%, 11/01/2028	810	853
Dick's Sporting Goods
4.100%, 01/15/2052	2,678	1,994
Ford Motor Credit LLC
6.500%, 02/07/2035	3,970	3,970
6.054%, 11/05/2031	9,063	9,053
6.050%, 03/05/2031	312	311
2.900%, 02/10/2029	5,664	5,107
General Motors
5.600%, 10/15/2032	280	282
General Motors Financial
5.950%, 04/04/2034	3,060	3,096
5.450%, 09/06/2034	764	747
5.350%, 01/07/2030	864	867
5.000%, 04/09/2027	465	467
4.350%, 01/17/2027	520	516
2.700%, 06/10/2031	3,111	2,673
Home Depot
4.850%, 06/25/2031	776	785
4.750%, 06/25/2029	1,167	1,179
3.625%, 04/15/2052	746	562
Hyundai Capital America
5.300%, 06/24/2029 (C)	1,900	1,933
Hyundai Capital America MTN
1.300%, 01/08/2026 (C)	662	644
Las Vegas Sands
6.000%, 08/15/2029	610	627
2.900%, 06/25/2025	140	139
Lowe's
5.850%, 04/01/2063	382	387
5.000%, 04/15/2040	2,000	1,910
4.250%, 04/01/2052	2,246	1,811
3.500%, 04/01/2051	993	705
2.500%, 04/15/2026	260	254
1.700%, 09/15/2028	900	818
McDonald's MTN
6.300%, 03/01/2038	1,170	1,287
3.800%, 04/01/2028	250	246
3.700%, 01/30/2026	1,065	1,058
3.600%, 07/01/2030	460	438
3.500%, 03/01/2027	180	177
3.500%, 07/01/2027	510	500
2.125%, 03/01/2030	420	374
1.450%, 09/01/2025	850	837
Starbucks
3.500%, 11/15/2050	940	674
Toyota Motor Credit
5.100%, 03/21/2031	2,845	2,899
4.950%, 01/09/2030	1,896	1,932

		55,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.0%
Alcon Finance
5.375%, 12/06/2032 (C)	$2,819	$2,883
3.000%, 09/23/2029 (C)	3,845	3,577
Altria Group
4.875%, 02/04/2028	1,290	1,300
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	203
2.350%, 05/06/2025	180	179
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,680	3,441
4.700%, 02/01/2036	8,251	8,005
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039	1,931	1,977
BAT Capital
5.834%, 02/20/2031	2,630	2,741
4.540%, 08/15/2047	3,208	2,622
4.390%, 08/15/2037	1,284	1,138
3.557%, 08/15/2027	259	253
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	3,938	3,835
Bunge Finance
4.650%, 09/17/2034	2,956	2,858
4.200%, 09/17/2029	1,619	1,590
1.630%, 08/17/2025	788	777
Coca-Cola
5.200%, 01/14/2055	889	874
CommonSpirit Health
3.347%, 10/01/2029	718	677
2.782%, 10/01/2030	1,840	1,651
CVS Pass-Through Trust
6.036%, 12/10/2028	745	754
5.926%, 01/10/2034 (C)	113	113
5.880%, 01/10/2028	38	39
5.789%, 01/10/2026 (C)	137	137
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	2,440	2,323
Imperial Brands Finance PLC
4.250%, 07/21/2025 (C)	1,326	1,322
Imperial Brands Finance PLC MTN
5.875%, 07/01/2034 (C)	2,996	3,046
JBS USA Holding Lux SARL
7.250%, 11/15/2053	1,901	2,187
6.750%, 03/15/2034	2,582	2,799
6.500%, 12/01/2052	3,846	4,064
6.375%, 02/25/2055 (C)	405	422
3.750%, 12/01/2031	547	497
3.625%, 01/15/2032	2,180	1,962
3.000%, 02/02/2029	180	168
3.000%, 05/15/2032	5,904	5,073
Keurig Dr Pepper
5.300%, 03/15/2034	3,315	3,387

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.417%, 05/25/2025	$91	$91
Kroger
5.500%, 09/15/2054	2,903	2,820
5.000%, 09/15/2034	760	750
Philip Morris International
5.750%, 11/17/2032	942	988
5.500%, 09/07/2030	1,074	1,116
5.375%, 02/15/2033	2,120	2,170
5.250%, 09/07/2028	918	939
5.000%, 11/17/2025	1,621	1,626
4.875%, 02/15/2028	2,210	2,238
Pilgrim's Pride
3.500%, 03/01/2032	670	592
Reynolds American
8.125%, 05/01/2040	1,060	1,258
6.150%, 09/15/2043	480	487
Sysco
5.400%, 03/23/2035	1,473	1,497
5.100%, 09/23/2030	2,145	2,175
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	30
Tyson Foods
5.700%, 03/15/2034	1,219	1,255
5.150%, 08/15/2044	463	435

		89,352

Energy — 1.4%
BP Capital Markets America
4.893%, 09/11/2033	1,835	1,812
4.812%, 02/13/2033	3,940	3,889
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,756
Chevron USA
4.980%, 04/15/2035	857	863
4.819%, 04/15/2032	857	862
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (C)	280	303
ConocoPhillips
4.150%, 11/15/2034	458	433
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)	4,370	4,179
Devon Energy
7.875%, 09/30/2031	1,580	1,813
5.750%, 09/15/2054	678	635
5.200%, 09/15/2034	4,965	4,825
Diamondback Energy
5.900%, 04/18/2064	1,314	1,272
5.750%, 04/18/2054	2,271	2,193
5.400%, 04/18/2034	1,072	1,078
5.200%, 04/18/2027	774	784
5.150%, 01/30/2030	1,446	1,468
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	4,435	4,604

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy Transfer LP
6.550%, 12/01/2033	$1,230	$1,329
6.400%, 12/01/2030	3,220	3,434
6.250%, 04/15/2049	1,390	1,423
6.200%, 04/01/2055	1,177	1,200
6.050%, 09/01/2054	1,396	1,393
6.000%, 02/01/2029 (C)	1,560	1,590
5.950%, 05/15/2054	5,013	4,951
5.700%, 04/01/2035	3,980	4,049
5.500%, 06/01/2027	620	630
5.300%, 04/01/2044	60	55
5.300%, 04/15/2047	781	708
5.250%, 04/15/2029	2,085	2,116
5.250%, 07/01/2029	1,952	1,981
4.950%, 06/15/2028	280	282
4.000%, 10/01/2027	1,870	1,838
2.900%, 05/15/2025	740	737
Eni SpA
5.950%, 05/15/2054 (C)	540	534
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	72
5.550%, 02/16/2055	1,034	1,026
4.950%, 02/15/2035	3,453	3,427
Exxon Mobil
4.227%, 03/19/2040	745	669
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	964	807
2.160%, 03/31/2034 (C)	1,144	1,004
1.750%, 09/30/2027 (C)	1,146	1,104
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	1,985	1,986
Hess
6.000%, 01/15/2040	7,955	8,515
5.800%, 04/01/2047	1,150	1,186
HF Sinclair
5.000%, 02/01/2028	3,595	3,596
Kinder Morgan
5.200%, 03/01/2048	1,240	1,129
5.000%, 02/01/2029	300	302
ONEOK
5.850%, 11/01/2064	313	301
5.700%, 11/01/2054	1,843	1,775
5.050%, 11/01/2034	403	393
Petroleos Mexicanos
6.350%, 02/12/2048	266	179
2.460%, 12/15/2025	313	302
2.378%, 04/15/2025	87	87
Petroleos Mexicanos MTN
6.750%, 09/21/2047	809	561
Phillips 66
1.300%, 02/15/2026	530	514
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	7,230	7,266

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Shell Finance US
4.125%, 05/11/2035	$2,445	$2,297
4.000%, 05/10/2046	170	139
2.750%, 04/06/2030	660	606
Spectra Energy Partners LP
3.375%, 10/15/2026	140	137
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,566
2.900%, 03/01/2030 (C)	6,940	6,325
TotalEnergies Capital
5.638%, 04/05/2064	385	382
5.488%, 04/05/2054	773	762
5.425%, 09/10/2064	406	388
5.275%, 09/10/2054	812	778
TransCanada PipeLines
5.850%, 03/15/2036	117	121
4.625%, 03/01/2034	4,705	4,485
Williams
7.750%, 06/15/2031	339	383
7.500%, 01/15/2031	9	10
4.900%, 01/15/2045	570	512
3.750%, 06/15/2027	410	402

		117,513

Financials — 7.2%
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(C)	2,645	2,717
American Express
5.442%, SOFRINDX + 1.320%, 01/30/2036 (A)	1,942	1,978
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	8,695	8,799
5.085%, SOFRINDX + 1.020%, 01/30/2031 (A)	1,900	1,924
American International Group
3.875%, 01/15/2035	315	287
Aon North America
5.450%, 03/01/2034	5,640	5,769
Apollo Debt Solutions BDC
6.550%, 03/15/2032 (C)	1,252	1,290
Apollo Global Management
5.800%, 05/21/2054	417	424
Ares Management
5.600%, 10/11/2054	1,166	1,130
Ares Strategic Income Fund
6.200%, 03/21/2032 (C)	1,669	1,687
Athene Global Funding
3.205%, 03/08/2027 (C)	1,470	1,414
2.950%, 11/12/2026 (C)	4,275	4,155
2.717%, 01/07/2029 (C)	1,245	1,148
1.608%, 06/29/2026 (C)	1,020	981

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	$1,410	$1,461
5.750%, 03/01/2029 (C)	1,410	1,439
5.750%, 11/15/2029 (C)	3,015	3,079
3.250%, 02/15/2027 (C)	400	388
2.528%, 11/18/2027 (C)	1,073	1,005
Bain Capital Specialty Finance
5.950%, 03/15/2030	1,137	1,138
Banco Santander
6.033%, 01/17/2035	800	833
Bank Gospodarstwa Krajowego
6.250%, 07/09/2054 (C)	2,231	2,267
Bank of America
5.744%, SOFRRATE + 1.697%, 02/12/2036 (A)	2,604	2,617
5.518%, SOFRRATE + 1.738%, 10/25/2035 (A)	830	822
5.511%, SOFRRATE + 1.310%, 01/24/2036 (A)	1,205	1,231
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	11,755	11,954
5.162%, SOFRRATE + 1.000%, 01/24/2031 (A)	1,801	1,823
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)	2,970	2,876
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	9,445	8,473
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	13,771	13,246
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	2,435	2,364
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	2,940	2,377
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	1,180	1,036
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	480	442
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)	1,435	1,285
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)	13,470	12,421
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)	2,426	2,452
4.543%, SOFRRATE + 1.169%, 02/01/2029 (A)	2,020	2,024
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(A)(G)	1,385	1,379
Barclays
5.367%, SOFRRATE + 1.230%, 02/25/2031 (A)	2,570	2,600

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
5.785%, SOFRRATE + 1.590%, 02/25/2036 (A)	$2,277	$2,313
4.375%, 01/12/2026	10,365	10,335
BlackRock Funding
5.250%, 03/14/2054	340	332
Blackstone Private Credit Fund
6.000%, 01/29/2032	1,893	1,890
6.000%, 11/22/2034 (C)	1,017	1,003
Blue Owl Credit Income
6.600%, 09/15/2029 (C)	1,685	1,732
BNP Paribas
5.786%, SOFRRATE + 1.620%, 01/13/2033 (A)(C)	1,920	1,969
BPCE
6.915%, SOFRRATE + 2.610%, 01/14/2046 (A)(C)	557	597
6.293%, SOFRRATE + 2.040%, 01/14/2036 (A)(C)	1,967	2,053
5.876%, SOFRRATE + 1.680%, 01/14/2031 (A)(C)	2,543	2,615
Cantor Fitzgerald LP
4.500%, 04/14/2027 (C)	1,575	1,560
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (A)	1,810	1,909
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)	3,380	3,479
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	1,650	1,656
CI Financial
3.200%, 12/17/2030	4,010	3,497
Citadel LP
4.875%, 01/15/2027 (C)	1,240	1,235
Citibank
5.570%, 04/30/2034	6,895	7,134
Citigroup
8.125%, 07/15/2039	1,438	1,801
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	1,853	1,911
6.020%, SOFRRATE + 1.830%, 01/24/2036 (A)	4,402	4,483
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	849	853
5.612%, SOFRRATE + 1.746%, 03/04/2056 (A)	2,060	2,068
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	3,505	3,525
5.300%, 05/06/2044	255	244
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	11,565	11,704
4.786%, SOFRRATE + 0.870%, 03/04/2029 (A)	3,001	3,009
4.600%, 03/09/2026	2,785	2,785

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	$3,247	$3,199
3.057%, SOFRRATE + 1.351%, 01/25/2033 (A)	313	275
2.976%, SOFRRATE + 1.422%, 11/05/2030 (A)	2,575	2,365
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	4,150	3,697
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	13,320	11,559
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	215	184
Citizens Financial Group
5.718%, SOFRRATE + 1.910%, 07/23/2032 (A)	900	920
5.253%, SOFRRATE + 1.259%, 03/05/2031 (A)	1,398	1,409
Constellation Insurance
6.800%, 01/24/2030 (C)	1,775	1,763
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(C)	3,290	3,027
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(C)	780	763
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	1,445	1,536
5.403%, SOFRRATE + 2.050%, 09/11/2035 (A)	1,611	1,579
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	2,580	2,568
3.742%, SOFRRATE + 2.257%, 01/07/2033 (A)	2,004	1,759
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/2030 (A)(C)	3,234	3,244
F&G Global Funding
1.750%, 06/30/2026 (C)	1,580	1,520
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	1,870
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	5,120	4,948
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	2,510	2,292
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	1,530	1,602
FS KKR Capital
6.125%, 01/15/2030	2,347	2,366
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	3,921	3,963

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.283%, SOFRRATE + 0.777%, 03/18/2027 (A)	$2,392	$2,409
Goldman Sachs Group
5.734%, SOFRRATE + 1.696%, 01/28/2056 (A)	3,832	3,905
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	5,030	5,119
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	2,392	2,393
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	3,372	3,413
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	1,322	1,331
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	3,669	3,588
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	2,340	2,322
2.908%, SOFRRATE + 1.472%, 07/21/2042 (A)	280	201
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	2,770	2,396
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	960	839
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	13,815	11,849
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	5,805	5,543
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	9,465	9,167
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	290	287
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	4,400	4,332
HSBC Bank USA
7.000%, 01/15/2039	510	581
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	1,480	1,506
5.874%, SOFRRATE + 1.900%, 11/18/2035 (A)	5,783	5,777
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	8,250	8,491
5.597%, SOFRRATE + 1.060%, 05/17/2028 (A)	1,680	1,707
5.450%, SOFRRATE + 1.560%, 03/03/2036 (A)	1,820	1,817
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	4,150	4,189
5.130%, SOFRRATE + 1.290%, 03/03/2031 (A)	3,427	3,434
4.899%, SOFRRATE + 1.030%, 03/03/2029 (A)	3,427	3,434
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	660	654

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	$410	$356
2.099%, SOFRRATE + 1.929%, 06/04/2026 (A)	4,845	4,813
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,741
1.850%, 09/15/2032	1,390	1,120
Jackson Financial
3.125%, 11/23/2031	2,780	2,436
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,044
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	5,475	5,721
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	3,071	3,151
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	6,325	6,444
5.294%, SOFRRATE + 1.460%, 07/22/2035 (A)	4,271	4,310
5.140%, SOFRRATE + 0.900%, 01/24/2031 (A)	2,106	2,136
5.100%, TSFR3M + 0.812%, 02/01/2027 (A)	2,740	2,703
4.946%, SOFRRATE + 1.340%, 10/22/2035 (A)	1,255	1,234
4.603%, SOFRRATE + 1.040%, 10/22/2030 (A)	3,110	3,086
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	740	735
4.250%, 10/01/2027	2,070	2,068
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	940	925
4.125%, 12/15/2026	2,420	2,408
3.625%, 12/01/2027	1,000	979
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	1,470	1,425
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	1,640	1,502
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	1,212	1,065
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	1,320	1,142
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	1,960	1,757
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	1,775	1,684
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	1,280	1,275
2.069%, SOFRRATE + 1.015%, 06/01/2029 (A)	2,525	2,330
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	5,425	4,611
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	5,945	5,754

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.470%, SOFRRATE + 0.765%, 09/22/2027 (A)	$3,180	$3,034
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	3,920	3,824
Lehman Brothers Holdings
6.500%, 12/31/2049 (H)	4,040	3
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (H)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(G)(H)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	100
Lloyds Banking Group PLC
4.375%, 03/22/2028	680	672
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,591
MassMutual Global Funding II
4.950%, 01/10/2030 (C)	3,946	3,997
Mastercard
4.550%, 01/15/2035	2,437	2,380
4.350%, 01/15/2032	2,843	2,790
3.850%, 03/26/2050	2,850	2,293
Mercury General
4.400%, 03/15/2027	1,720	1,688
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,030	1,998
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	700	699
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/2036 (A)	3,804	3,899
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	2,960	3,008
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	2,325	2,379
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	5,080	5,100
5.230%, SOFRRATE + 1.108%, 01/15/2031 (A)	5,038	5,116
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	3,586	3,615
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	1,520	1,467
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	7,173	7,475
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	955	984
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	4,170	4,195
4.431%, TSFR3M + 1.890%, 01/23/2030 (A)	70	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 09/08/2026	$1,105	$1,101
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	280	273
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	2,320	2,191
3.591%, US0003M + 1.340%, 07/22/2028 (A)	270	263
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	10	9
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	3,905	3,359
2.475%, SOFRRATE + 1.000%, 01/21/2028 (A)	3,725	3,582
2.239%, SOFRRATE + 1.178%, 07/21/2032 (A)	2,895	2,464
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	2,020	2,012
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	1,235	1,184
Morgan Stanley Bank
5.016%, SOFRRATE + 0.906%, 01/12/2029 (A)	6,807	6,871
4.968%, SOFRRATE + 0.930%, 07/14/2028 (A)	2,758	2,781
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	2,912	2,930
Nasdaq
5.550%, 02/15/2034	3,504	3,631
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(C)	700	677
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (A)	2,180	2,221
1.642%, H15T1Y + 0.900%, 06/14/2027 (A)	5,455	5,252
New York Life Global Funding
5.350%, 01/23/2035 (C)	505	519
New York Life Global Funding MTN
4.550%, 01/28/2033 (C)	4,065	3,963
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660%(A)(C)(G)	2,025	1,963
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	3,285	3,360
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	2,788	2,162
Oaktree Specialty Lending
6.340%, 02/27/2030	1,457	1,467
PayPal Holdings
2.300%, 06/01/2030	2,235	1,994
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	1,105	1,227

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	$185	$191
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	1,794	1,779
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (A)	2,111	2,195
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	370	354
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	15	14
1.532%, H15T1Y + 1.250%, 08/21/2026 (A)	1,140	1,123
SBL Holdings
7.200%, 10/30/2034 (C)	1,650	1,634
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(C)	452	464
Societe Generale MTN
7.367%, 01/10/2053 (C)	452	475
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)	2,295	2,304
4.729%, 02/28/2030	3,430	3,444
4.536%, 02/28/2028	3,430	3,441
Swedbank
4.998%, 11/20/2029 (C)	2,424	2,457
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	169
4.900%, 09/15/2044 (C)	600	551
4.270%, 05/15/2047 (C)	175	146
3.300%, 05/15/2050 (C)	2,360	1,641
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (A)	1,815	1,812
4.123%, SOFRRATE + 1.368%, 06/06/2028 (A)	440	436
UBS Group
5.379%, USISSO01 + 1.860%, 09/06/2045 (A)(C)	2,299	2,247
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(C)	1,200	1,157
3.750%, 03/26/2025	2,160	2,159
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(C)	1,264	1,129
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	2,955	3,070
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	445	457
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	5,185	5,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
7.950%, 11/15/2029	$925	$1,043
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	776	816
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	2,695	2,727
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	4,066	4,132
5.064%, TSFR3M + 0.762%, 01/15/2027 (A)	2,395	2,369
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	610	607
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (A)	920	939
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	763	782
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	4,465	4,555
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	6,920	6,391
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	3,342	3,296
4.650%, 11/04/2044	500	437
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	5,205	5,081
3.526%, SOFRRATE + 1.510%, 03/24/2028 (A)	2,695	2,635
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	1,400	1,258
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	1,540	1,415
2.572%, TSFR3M + 1.262%, 02/11/2031 (A)	619	557
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	2,610	2,484

		615,732

Health Care — 2.3%
AbbVie
5.600%, 03/15/2055	196	203
5.500%, 03/15/2064	565	567
5.400%, 03/15/2054	1,410	1,419
5.200%, 03/15/2035	1,991	2,034
5.050%, 03/15/2034	1,936	1,957
4.950%, 03/15/2031	1,162	1,180
4.875%, 03/15/2030	1,715	1,736
4.800%, 03/15/2027	1,936	1,953
4.550%, 03/15/2035	1,911	1,851
4.500%, 05/14/2035	2,799	2,698
4.250%, 11/21/2049	5,578	4,741
4.050%, 11/21/2039	811	718
3.200%, 11/21/2029	2,854	2,688

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
6.375%, 06/01/2037	$2,275	$2,518
5.650%, 03/02/2053	6,966	6,985
5.600%, 03/02/2043	1,116	1,124
4.663%, 06/15/2051	104	91
4.400%, 05/01/2045	900	774
3.150%, 02/21/2040	2,415	1,871
2.000%, 01/15/2032	2,710	2,261
Astrazeneca Finance LLC
5.000%, 02/26/2034	1,565	1,585
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	4,728	3,813
4.625%, 06/25/2038 (C)	2,097	1,809
4.400%, 07/15/2044 (C)	2,750	2,112
Becton Dickinson
5.081%, 06/07/2029	812	826
Bristol-Myers Squibb
5.750%, 02/01/2031	2,040	2,155
5.100%, 02/22/2031	540	552
3.400%, 07/26/2029	253	242
3.200%, 06/15/2026	768	758
Centene
3.000%, 10/15/2030	3,956	3,460
Cigna Group
5.600%, 02/15/2054	566	549
4.900%, 12/15/2048	140	124
4.375%, 10/15/2028	1,260	1,250
3.400%, 03/15/2050	250	172
3.400%, 03/15/2051	1,050	716
3.250%, 04/15/2025	1,000	998
CommonSpirit Health
4.350%, 11/01/2042	440	380
CVS Health
5.875%, 06/01/2053	370	357
5.550%, 06/01/2031	1,638	1,673
5.300%, 06/01/2033	2,088	2,073
5.125%, 07/20/2045	999	883
5.050%, 03/25/2048	14,915	12,934
5.000%, 02/20/2026	1,355	1,358
4.780%, 03/25/2038	2,433	2,208
4.300%, 03/25/2028	1,336	1,316
4.125%, 04/01/2040	102	84
3.875%, 07/20/2025	929	925
3.750%, 04/01/2030	610	575
3.625%, 04/01/2027	240	235
3.250%, 08/15/2029	220	205
2.125%, 09/15/2031	660	549
1.875%, 02/28/2031	3,840	3,197
Elevance Health
5.700%, 02/15/2055	814	801
5.375%, 06/15/2034	833	844
5.200%, 02/15/2035	5,274	5,278
5.150%, 06/15/2029	1,688	1,721

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 11/01/2031	$1,627	$1,629
4.750%, 02/15/2030	2,033	2,040
3.650%, 12/01/2027	330	323
Eli Lilly
5.600%, 02/12/2065	1,178	1,220
5.500%, 02/12/2055	3,032	3,129
5.100%, 02/12/2035	920	940
5.100%, 02/09/2064	837	798
5.050%, 08/14/2054	207	199
4.900%, 02/12/2032	1,715	1,742
4.700%, 02/09/2034	1,667	1,652
4.600%, 08/14/2034	2,165	2,134
4.200%, 08/14/2029	2,439	2,422
Gilead Sciences
4.000%, 09/01/2036	782	711
HCA
6.200%, 03/01/2055	1,176	1,197
5.900%, 06/01/2053	2,276	2,220
5.750%, 03/01/2035	981	999
5.500%, 03/01/2032	1,471	1,491
5.250%, 04/15/2025	750	750
5.250%, 06/15/2026	2,015	2,023
5.250%, 06/15/2049	7,848	7,046
4.125%, 06/15/2029	4,101	3,979
3.625%, 03/15/2032	1,236	1,119
3.500%, 09/01/2030	3,380	3,142
2.375%, 07/15/2031	4,015	3,423
Humana
4.950%, 10/01/2044	200	175
4.800%, 03/15/2047	50	42
4.500%, 04/01/2025	120	120
3.700%, 03/23/2029	6,150	5,887
2.150%, 02/03/2032	250	205
Mass General Brigham
3.192%, 07/01/2049	245	175
Merck
2.350%, 06/24/2040	1,420	1,004
Pfizer
4.000%, 12/15/2036	1,050	964
2.625%, 04/01/2030	720	658
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,081	1,032
5.300%, 05/19/2053	2,355	2,277
4.750%, 05/19/2033	7,680	7,607
Royalty Pharma PLC
1.200%, 09/02/2025	980	962
Stryker
5.200%, 02/10/2035	1,137	1,154
4.850%, 02/10/2030	2,402	2,418
UnitedHealth Group
5.875%, 02/15/2053	3,520	3,635
5.750%, 07/15/2064	829	828
5.625%, 07/15/2054	1,072	1,070

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 07/15/2044	$407	$406
5.375%, 04/15/2054	4,430	4,254
5.150%, 07/15/2034	7,240	7,292
4.600%, 04/15/2027	1,599	1,607
3.050%, 05/15/2041	358	266
2.750%, 05/15/2040	2,390	1,738
Universal Health Services
1.650%, 09/01/2026	1,260	1,203

		191,393

Industrials — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	1,549	1,599
4.950%, 09/10/2034	8,330	8,094
3.300%, 01/30/2032	248	220
3.000%, 10/29/2028	14,093	13,236
Air Lease
5.850%, 12/15/2027	1,325	1,367
3.375%, 07/01/2025	490	488
3.250%, 03/01/2025	525	525
Air Lease MTN
3.000%, 02/01/2030	2,870	2,632
2.875%, 01/15/2026	3,019	2,972
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	71	69
BAE Systems PLC
5.250%, 03/26/2031 (C)	2,595	2,637
Boeing
7.250%, 06/15/2025	107	108
6.858%, 05/01/2054	885	975
6.528%, 05/01/2034	1,885	2,019
6.388%, 05/01/2031	2,450	2,610
6.298%, 05/01/2029	2,785	2,918
5.805%, 05/01/2050	2,651	2,557
5.150%, 05/01/2030	310	310
3.750%, 02/01/2050	110	78
3.250%, 02/01/2035	750	619
3.100%, 05/01/2026	230	226
2.800%, 03/01/2027	280	269
2.700%, 02/01/2027	340	327
2.196%, 02/04/2026	2,645	2,581
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	240
5.200%, 04/15/2054	812	792
4.550%, 09/01/2044	850	770
4.450%, 01/15/2053	306	267
3.650%, 09/01/2025	140	139
Caterpillar Financial Services
4.450%, 10/16/2026	1,600	1,606
4.375%, 08/16/2029	1,600	1,593

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
5.000%, 05/14/2027	$2,328	$2,363
4.850%, 02/27/2029	1,534	1,556
Cintas No. 2
4.000%, 05/01/2032	1,124	1,071
CRH America Finance
5.500%, 01/09/2035	1,335	1,364
CRH SMW Finance DAC
5.125%, 01/09/2030	1,335	1,355
Crowley Conro LLC
4.181%, 08/15/2043	681	619
Deere
5.700%, 01/19/2055	1,752	1,857
5.450%, 01/16/2035	3,792	3,945
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,193	2,053
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (C)	2,731	2,713
Embraer Netherlands Finance BV
5.980%, 02/11/2035	2,649	2,718
Emerson Electric
2.800%, 12/21/2051	705	455
General Dynamics
4.250%, 04/01/2040	1,700	1,528
General Electric MTN
5.065%, TSFR3M + 0.742%, 08/15/2036 (A)	3,035	2,847
Howmet Aerospace
4.850%, 10/15/2031	1,039	1,037
Huntington Ingalls Industries
5.749%, 01/15/2035	2,455	2,463
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	127	112
John Deere Capital
4.650%, 01/07/2028	2,085	2,107
4.500%, 01/08/2027	2,085	2,096
John Deere Capital MTN
5.150%, 09/08/2026	1,519	1,539
5.100%, 04/11/2034	1,935	1,962
5.050%, 06/12/2034	1,695	1,721
4.850%, 06/11/2029	148	150
4.150%, 09/15/2027	1,526	1,519
Lockheed Martin
5.200%, 02/15/2055	1,226	1,183
5.200%, 02/15/2064	1,209	1,147
4.800%, 08/15/2034	1,596	1,570
4.150%, 06/15/2053	2,240	1,839
Northrop Grumman
5.250%, 05/01/2050	3,620	3,470
3.250%, 01/15/2028	480	464

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Otis Worldwide
3.112%, 02/15/2040	$1,005	$776
Raytheon Technologies
2.250%, 07/01/2030	680	602
Republic Services
5.000%, 11/15/2029	1,010	1,026
1.450%, 02/15/2031	3,485	2,896
Rollins
5.250%, 02/24/2035 (C)	4,905	4,946
RTX
6.400%, 03/15/2054	1,577	1,761
3.950%, 08/16/2025	250	249
Uber Technologies
5.350%, 09/15/2054	934	889
4.800%, 09/15/2034	6,238	6,081
Union Pacific
3.250%, 02/05/2050	1,065	757
2.891%, 04/06/2036	835	690
2.800%, 02/14/2032	987	875
2.375%, 05/20/2031	728	642
2.150%, 02/05/2027	270	260
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,267	3,348
United Parcel Service
5.200%, 04/01/2040	850	851
Waste Connections
5.000%, 03/01/2034	820	819
Waste Management
4.950%, 03/15/2035	1,521	1,522

		134,656

Information Technology — 1.6%
Accenture Capital
4.500%, 10/04/2034	1,707	1,656
4.250%, 10/04/2031	3,104	3,038
4.050%, 10/04/2029	595	585
3.900%, 10/04/2027	853	845
Apple
3.950%, 08/08/2052	1,464	1,199
2.650%, 05/11/2050	606	391
2.650%, 02/08/2051	468	298
2.375%, 02/08/2041	557	396
AppLovin
5.950%, 12/01/2054	2,500	2,551
Broadcom
5.150%, 11/15/2031	3,731	3,795
5.050%, 07/12/2029	2,792	2,831
4.926%, 05/15/2037 (C)	6,469	6,275
4.800%, 10/15/2034	4,047	3,962
4.550%, 02/15/2032	1,948	1,907
4.150%, 02/15/2028	2,032	2,011
4.150%, 11/15/2030	842	815

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.419%, 04/15/2033 (C)	$744	$664
3.150%, 11/15/2025	897	888
3.137%, 11/15/2035 (C)	2,520	2,101
2.450%, 02/15/2031 (C)	1,197	1,052
Cadence Design Systems
4.700%, 09/10/2034	3,856	3,763
4.300%, 09/10/2029	4,063	4,015
4.200%, 09/10/2027	1,463	1,453
Cisco Systems
5.100%, 02/24/2035	2,942	2,991
5.050%, 02/26/2034	3,235	3,283
4.950%, 02/24/2032	2,206	2,234
4.750%, 02/24/2030	2,571	2,598
4.550%, 02/24/2028	2,571	2,585
Constellation Software
5.158%, 02/16/2029 (C)	3,000	3,047
Foundry JV Holdco LLC
6.300%, 01/25/2039 (C)	464	492
6.200%, 01/25/2037 (C)	1,625	1,707
6.100%, 01/25/2036 (C)	5,588	5,819
5.900%, 01/25/2033 (C)	1,135	1,171
5.500%, 01/25/2031 (C)	2,078	2,116
Hewlett Packard Enterprise
5.600%, 10/15/2054	1,068	1,040
5.000%, 10/15/2034	3,140	3,090
Intel
5.900%, 02/10/2063	1,066	1,022
5.700%, 02/10/2053	1,202	1,130
5.625%, 02/10/2043	438	420
5.600%, 02/21/2054	357	332
4.900%, 08/05/2052	325	272
3.734%, 12/08/2047	755	537
3.250%, 11/15/2049	416	268
3.050%, 08/12/2051	1,550	943
2.800%, 08/12/2041	657	439
2.000%, 08/12/2031	1,580	1,317
Intuit
5.500%, 09/15/2053	297	301
KLA
4.700%, 02/01/2034	1,546	1,526
3.300%, 03/01/2050	627	447
Kyndryl Holdings
2.050%, 10/15/2026	1,855	1,779
Micron Technology
5.375%, 04/15/2028	3,831	3,900
Microsoft
3.450%, 08/08/2036	24	22
3.300%, 02/06/2027	720	709
2.921%, 03/17/2052	200	137
Oracle
6.900%, 11/09/2052	385	438
6.000%, 08/03/2055	2,390	2,441
5.375%, 09/27/2054	200	187

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 02/03/2032	$3,625	$3,679
4.800%, 08/03/2028	1,980	1,997
4.650%, 05/06/2030	610	607
4.000%, 07/15/2046	1,328	1,043
3.900%, 05/15/2035	4,600	4,113
3.800%, 11/15/2037	8,410	7,171
3.600%, 04/01/2040	1,114	889
3.600%, 04/01/2050	1,430	1,021
2.950%, 05/15/2025	695	693
2.950%, 04/01/2030	1,415	1,298
2.875%, 03/25/2031	1,860	1,666
2.800%, 04/01/2027	625	603
1.650%, 03/25/2026	1,570	1,523
Sprint Capital
8.750%, 03/15/2032	5,715	6,877
Texas Instruments
5.150%, 02/08/2054	772	747
5.050%, 05/18/2063	1,244	1,162
5.000%, 03/14/2053	841	797
TSMC Global
1.375%, 09/28/2030 (C)	2,800	2,365
Vontier
1.800%, 04/01/2026	1,170	1,130

		136,612

Materials — 0.4%
Amcor Finance USA
3.625%, 04/28/2026	3,000	2,965
Anglo American Capital PLC
5.750%, 04/05/2034 (C)	2,145	2,206
Berry Global
5.650%, 01/15/2034	1,010	1,042
4.875%, 07/15/2026 (C)	1,522	1,519
1.650%, 01/15/2027	1,785	1,684
BHP Billiton Finance USA
5.300%, 02/21/2035	2,207	2,242
5.125%, 02/21/2032	1,512	1,532
Celanese US Holdings LLC
6.800%, 11/15/2030	3,850	4,062
6.050%, 03/15/2025	689	689
Dow Chemical
5.950%, 03/15/2055	736	729
5.350%, 03/15/2035	2,207	2,201
4.800%, 05/15/2049	585	500
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,092
Glencore Funding LLC
5.634%, 04/04/2034 (C)	872	884
International Flavors & Fragrances
2.300%, 11/01/2030 (C)	6,675	5,774

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Newmont
5.350%, 03/15/2034	$1,147	$1,170

		31,291

Real Estate — 0.8%
Agree LP
4.800%, 10/01/2032	718	703
2.600%, 06/15/2033	324	267
2.000%, 06/15/2028	1,193	1,098
American Assets Trust LP
3.375%, 02/01/2031	2,580	2,286
American Homes 4 Rent LP
5.500%, 07/15/2034	566	572
4.300%, 04/15/2052	591	480
3.625%, 04/15/2032	1,318	1,205
3.375%, 07/15/2051	1,120	768
2.375%, 07/15/2031	2,320	1,997
American Tower
5.550%, 07/15/2033	720	738
2.700%, 04/15/2031	3,940	3,481
1.875%, 10/15/2030	1,655	1,413
AvalonBay Communities MTN
2.450%, 01/15/2031	2,580	2,285
Brixmor Operating Partnership LP
2.500%, 08/16/2031	1,260	1,084
Camden Property Trust
2.800%, 05/15/2030	480	439
Crown Castle
5.800%, 03/01/2034	2,366	2,454
5.200%, 09/01/2034	1,598	1,586
2.900%, 04/01/2041	698	503
2.100%, 04/01/2031	7,398	6,276
Equinix
3.900%, 04/15/2032	2,380	2,230
Essex Portfolio LP
5.500%, 04/01/2034	804	819
2.550%, 06/15/2031	680	594
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,116
2.400%, 10/15/2031	130	111
2.200%, 10/15/2030	542	472
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,273
5.300%, 01/15/2029	545	547
4.000%, 01/15/2031	1,085	1,012
Healthcare Realty Holdings LP
3.875%, 05/01/2025	1,100	1,098
3.625%, 01/15/2028	195	188
3.500%, 08/01/2026	1,010	994
Hudson Pacific Properties LP
4.650%, 04/01/2029	3,265	2,551
3.250%, 01/15/2030	180	127

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	$1,780	$1,808
4.875%, 02/01/2035	1,169	1,130
4.150%, 04/15/2032	1,312	1,232
2.000%, 08/15/2031	594	497
Kimco Realty OP LLC
4.850%, 03/01/2035	1,055	1,025
LXP Industrial Trust
6.750%, 11/15/2028	545	578
Realty Income
4.900%, 07/15/2033	1,135	1,120
3.400%, 01/15/2030	789	743
2.850%, 12/15/2032	954	824
2.100%, 03/15/2028	739	687
Regency Centers LP
5.250%, 01/15/2034	1,547	1,560
2.950%, 09/15/2029	1,804	1,681
Sabra Health Care LP
3.900%, 10/15/2029	3,355	3,198
Simon Property Group
4.750%, 09/26/2034	1,345	1,301
Store Capital LLC
2.750%, 11/18/2030	1,165	1,019
2.700%, 12/01/2031	458	391
Sun Communities Operating
4.200%, 04/15/2032	1,596	1,496
VICI Properties LP
5.625%, 05/15/2052	63	60
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (C)	140	140
4.125%, 08/15/2030 (C)	1,570	1,478
3.875%, 02/15/2029 (C)	575	549

		65,284

Utilities — 2.7%
Alabama Power
3.700%, 12/01/2047	1,980	1,512
American Electric Power
5.699%, 08/15/2025	1,745	1,751
American Transmission Systems
2.650%, 01/15/2032 (C)	515	444
Appalachian Power
5.650%, 04/01/2034	461	469
4.500%, 03/01/2049	60	49
3.300%, 06/01/2027	3,000	2,920
Baltimore Gas and Electric
2.250%, 06/15/2031	1,021	887
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,845	2,401
Boston Gas
4.487%, 02/15/2042 (C)	140	120
Brooklyn Union Gas
6.415%, 07/18/2054 (C)	5,175	5,540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	$6,000	$6,030
3.600%, 03/01/2052	754	559
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (C)	936	927
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)	1,646	1,682
Consolidated Edison of New York
5.700%, 05/15/2054	782	793
5.500%, 03/15/2034	1,949	2,019
5.500%, 03/15/2055	1,462	1,440
5.375%, 05/15/2034	1,175	1,208
4.450%, 03/15/2044	2,605	2,276
3.350%, 04/01/2030	260	245
3.200%, 12/01/2051	228	154
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,472
Consumers Energy
4.700%, 01/15/2030	842	846
Consumers Securitization Funding LLC
5.550%, 03/01/2028	1,605	1,627
DTE Electric
3.650%, 03/01/2052	546	414
2.950%, 03/01/2050	1,192	807
DTE Energy
5.850%, 06/01/2034	1,096	1,141
5.200%, 04/01/2030	1,839	1,865
1.050%, 06/01/2025	2,400	2,378
Duke Energy
3.500%, 06/15/2051	633	441
0.900%, 09/15/2025	1,955	1,916
Duke Energy Carolinas LLC
5.350%, 01/15/2053	970	946
5.250%, 03/15/2035	1,207	1,225
4.000%, 09/30/2042	257	214
3.550%, 03/15/2052	923	672
2.850%, 03/15/2032	1,268	1,117
2.550%, 04/15/2031	466	412
Duke Energy Florida LLC
2.400%, 12/15/2031	1,017	879
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,255	795
Duke Energy Progress LLC
4.150%, 12/01/2044	1,750	1,466
3.700%, 10/15/2046	247	188
2.500%, 08/15/2050	1,029	615
East Ohio Gas
2.000%, 06/15/2030 (C)	2,365	2,067
Entergy Arkansas LLC
5.150%, 01/15/2033	1,531	1,555
2.650%, 06/15/2051	919	562
Entergy Louisiana LLC
5.800%, 03/15/2055	3,090	3,154

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.150%, 09/15/2034	$1,175	$1,175
Entergy Texas
5.250%, 04/15/2035	1,830	1,837
3.450%, 12/01/2027	1,625	1,568
Evergy Missouri West
5.650%, 06/01/2034 (C)	3,195	3,294
Eversource Energy
5.950%, 02/01/2029	2,990	3,112
4.600%, 07/01/2027	1,125	1,124
Exelon
6.500%, H15T5Y + 1.975%, 03/15/2055 (A)	1,338	1,341
5.875%, 03/15/2055	1,692	1,709
5.125%, 03/15/2031	1,472	1,490
3.950%, 06/15/2025	1,020	1,017
FirstEnergy
1.600%, 01/15/2026	300	292
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (C)	785	796
5.150%, 03/30/2026 (C)	766	769
4.300%, 01/15/2029 (C)	1,200	1,183
3.250%, 03/15/2028 (C)	995	958
FirstEnergy Transmission LLC
5.000%, 01/15/2035	4,460	4,408
Florida Power & Light
5.700%, 03/15/2055	5,125	5,310
4.400%, 05/15/2028	3,270	3,271
Georgia Power
5.200%, 03/15/2035	441	444
Interstate Power and Light
5.700%, 10/15/2033	4,335	4,516
Jersey Central Power & Light
5.100%, 01/15/2035 (C)	970	963
2.750%, 03/01/2032 (C)	1,121	970
KeySpan Gas East
3.586%, 01/18/2052 (C)	4,825	3,320
2.742%, 08/15/2026 (C)	1,175	1,143
Louisville Gas and Electric
5.450%, 04/15/2033	5,295	5,444
MidAmerican Energy
2.700%, 08/01/2052	884	550
Mississippi Power
4.250%, 03/15/2042	519	446
3.100%, 07/30/2051	1,224	817
National Rural Utilities Cooperative Finance
4.950%, 02/07/2030	1,471	1,490
4.750%, 02/07/2028	1,715	1,729
NextEra Energy Capital Holdings
6.051%, 03/01/2025	2,190	2,190
5.450%, 03/15/2035	6,170	6,241
5.250%, 03/15/2034	5,145	5,168
NiSource
5.350%, 04/01/2034	6,835	6,923

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern States Power
5.400%, 03/15/2054	$617	$612
NSTAR Electric
5.400%, 06/01/2034	1,179	1,209
5.200%, 03/01/2035	662	664
Oncor Electric Delivery LLC
5.550%, 06/15/2054	595	589
Pacific Gas and Electric
6.100%, 01/15/2029	8,875	9,152
4.950%, 07/01/2050	3,111	2,684
4.750%, 02/15/2044	344	295
4.200%, 06/01/2041	593	482
3.950%, 12/01/2047	2,303	1,730
3.500%, 08/01/2050	607	414
3.300%, 08/01/2040	90	67
2.500%, 02/01/2031	2,795	2,409
2.100%, 08/01/2027	3,055	2,852
PacifiCorp
2.900%, 06/15/2052	2,590	1,586
PECO Energy
4.150%, 10/01/2044	1,985	1,682
2.850%, 09/15/2051	1,232	795
Piedmont Natural Gas
5.100%, 02/15/2035	2,745	2,731
2.500%, 03/15/2031	2,000	1,743
PPL Capital Funding
5.250%, 09/01/2034	1,649	1,647
Progress Energy
6.000%, 12/01/2039	310	322
Public Service Electric and Gas
5.500%, 03/01/2055	514	516
5.050%, 03/01/2035	1,296	1,305
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,327
2.700%, 05/01/2050	477	301
2.050%, 08/01/2050	282	152
1.900%, 08/15/2031	1,754	1,489
Public Service Enterprise Group
5.450%, 04/01/2034	1,314	1,335
Public Service of Oklahoma
5.200%, 01/15/2035	9,845	9,734
3.150%, 08/15/2051	690	456
Sempra
6.550%, H15T5Y + 2.138%, 04/01/2055 (A)	231	224
Southern California Edison
4.125%, 03/01/2048	769	591
Southern California Gas
2.550%, 02/01/2030	4,605	4,165
Southern Gas Capital
4.950%, 09/15/2034	6,695	6,576
3.250%, 06/15/2026	1,550	1,525

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
2.750%, 10/01/2026	$1,000	$972
1.650%, 03/15/2026	2,200	2,133
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,500
Union Electric
5.200%, 04/01/2034	3,000	3,038
Virginia Electric and Power
5.000%, 04/01/2033	5,673	5,634
5.000%, 01/15/2034	5,170	5,118
4.650%, 08/15/2043	1,205	1,088
2.950%, 11/15/2051	1,021	655
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	2,227	2,242
Vistra Operations LLC
5.700%, 12/30/2034 (C)	5,460	5,487
Wisconsin Electric Power
1.700%, 06/15/2028	670	616

		232,052

Total Corporate Obligations
(Cost $1,844,491) ($ Thousands)		1,803,886

ASSET-BACKED SECURITIES — 6.3%
Automotive — 2.0%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	876	882
Ally Auto Receivables Trust, Ser 2024-2, Cl A3
4.140%, 07/16/2029	1,550	1,545
Ally Auto Receivables Trust, Ser 2024-2, Cl A4
4.140%, 10/15/2030	1,100	1,094
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)	870	872
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)	650	654
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	597	597
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	757	762
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,495	1,514
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (C)	1,995	2,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)	$1,003	$1,009
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	19	19
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	810	816
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	1,644	1,636
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	1,120	1,114
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (C)	396	396
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (C)	1,833	1,846
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (C)	2,868	2,919
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (C)	3,408	3,435
Enterprise Fleet Financing LLC, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (C)	1,820	1,830
Enterprise Fleet Financing LLC, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (C)	3,300	3,330
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	772	778
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/2028	1,464	1,473
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	797
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	914	920
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	6,380	6,481
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	1,064	1,067
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	682
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	5,767	5,801

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (C)	$1,078	$1,099
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (C)	1,291	1,294
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (C)	2,992	3,016
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	603	601
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	3,125	3,168
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	1,035	1,040
Huntington Bank Auto Credit-Linked Notes, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (C)	4,022	4,053
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (C)	1,670	1,693
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A3
4.620%, 04/17/2028 (C)	1,308	1,314
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (C)	6,341	6,396
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	615	612
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	885
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,526
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	858	865
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (C)	93	92
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/2030 (C)	4,380	4,408
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,859
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	1,891	1,912

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	$1,493	$1,504
Nissan Auto Lease Trust, Ser 2025-A, Cl A3
4.750%, 03/15/2028	2,733	2,756
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,104
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A3
5.280%, 12/15/2028	3,349	3,393
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	1,640	1,664
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (C)	800	799
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (C)	3,078	3,114
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	76	76
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	1,657	1,675
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (C)	630	633
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (C)	1,160	1,174
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/2028 (C)	1,574	1,576
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (C)	1,062	1,062
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (C)	2,595	2,608
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (C)	1,011	1,016
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	433	438
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (C)	1,557	1,563
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	1,355	1,367
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	2,297	2,310
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	389	393

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	$1,414	$1,435
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (C)	10,690	10,606
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	8,385	8,112
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (C)	4,760	4,839
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	7,830	8,065
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,013
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	1,966	1,972
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	2,315	2,334
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	2,975	2,964
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (C)	2,475	2,487
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (C)	3,050	3,063
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	2,187	2,200
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	2,843	2,863
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	842	844
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	131	131
		165,270

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	2,970	2,964
American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/15/2030	984	1,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/17/2029	$4,972	$5,007
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	12,714	12,860
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	4,503	4,568
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	4,535	4,596
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	6,463	6,504
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	2,567	2,606
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/18/2031	4,170	4,211
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	4,274	4,330
WF Card Issuance Trust, Ser 2024-A2, Cl A
4.290%, 10/15/2029	3,225	3,228
World Financial Network Credit Card Master Note Trust, Ser 2024-B, Cl A
4.620%, 05/15/2031	1,552	1,558
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	597	610
		54,054

Mortgage Related Securities — 0.1%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	10	10
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
5.154%, TSFR1M + 0.834%, 01/25/2035 (A)	287	287
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
5.246%, TSFR1M + 0.934%, 09/15/2029 (A)	118	114
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.754%, TSFR1M + 0.434%, 08/25/2036 (A)	647	217
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (D)	12	4
RASC Trust, Ser 2005-KS9, Cl M5
5.379%, TSFR1M + 0.744%, 10/25/2035 (A)	1,366	1,361
RASC Trust, Ser 2006-KS2, Cl M2
5.019%, TSFR1M + 0.699%, 03/25/2036 (A)	463	461

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	$3	$3
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
5.434%, TSFR1M + 1.114%, 10/25/2034 (A)	1,658	1,683
		4,140

Other Asset-Backed Securities — 3.6%

AccessLex Institute, Ser 2007-A, Cl A3
4.883%, TSFR3M + 0.562%, 05/25/2036 (A)	878	866
AGL CLO 33, Ser 2024-33A, Cl A1
5.643%, TSFR3M + 1.350%, 07/21/2037 (A)(C)	4,260	4,291
AGL CLO VI, Ser 2021-6A, Cl AR
5.755%, TSFR3M + 1.462%, 07/20/2034 (A)(C)	610	610
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (C)	3,630	3,479
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (C)	4,590	4,579
AMMC CLO 15, Ser 2021-15A, Cl BR3
6.214%, TSFR3M + 1.912%, 01/15/2032 (A)(C)	2,000	1,999
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.382%, TSFR3M + 1.080%, 04/15/2031 (A)(C)	1,867	1,871
Apidos Clo Xxv, Ser 2024-25A, Cl A1R3
5.471%, TSFR3M + 1.140%, 01/20/2037 (A)(C)	3,610	3,615
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.605%, TSFR3M + 1.312%, 04/20/2034 (A)(C)	1,320	1,323
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
6.126%, TSFR1M + 1.814%, 11/15/2036 (A)(C)	4,831	4,846
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
5.789%, SOFR30A + 1.450%, 01/15/2037 (A)(C)	1,275	1,276
Ares LXIII CLO, Ser 2022-63A, Cl A1A
5.673%, TSFR3M + 1.380%, 04/20/2035 (A)(C)	2,750	2,758
Barings CLO, Ser 2024-4A, Cl A1R
5.452%, TSFR3M + 1.150%, 10/15/2030 (A)(C)	4,923	4,924
Cayuga Park CLO, Ser 2021-1A, Cl AR
5.685%, TSFR3M + 1.382%, 07/17/2034 (A)(C)	2,360	2,366

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
5.373%, TSFR3M + 1.080%, 01/20/2031 (A)(C)	$5,451	$5,463
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.870%, 11/25/2034 (D)	75	73
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.866%, 11/25/2034 (D)	74	72
CIFC Funding, Ser 2016-1A, Cl AR3
5.293%, TSFR3M + 1.000%, 10/21/2031 (A)(C)	7,000	7,000
CIFC Funding, Ser 2021-3A, Cl A1R
5.685%, TSFR3M + 1.392%, 10/20/2034 (A)(C)	840	843
CIFC Funding, Ser 2021-4A, Cl A1A2
5.625%, TSFR3M + 1.332%, 04/20/2034 (A)(C)	350	351
CIFC Funding, Ser 2024-1A, Cl A1R
5.720%, TSFR3M + 1.420%, 07/25/2037 (A)(C)	2,250	2,265
CIFC Funding, Ser 2024-2A, Cl A1
5.810%, TSFR3M + 1.520%, 04/22/2037 (A)(C)	2,400	2,417
CIT Education Loan Trust, Ser 2007-1, Cl A
5.084%, SOFR90A + 0.352%, 03/25/2042 (A)(C)	666	658
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.714%, 03/25/2037 (D)	69	69
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	1,256	1,250
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	2,914	2,934
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
6.084%, TSFR1M + 1.764%, 11/26/2046 (A)(C)	337	340
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	268	260
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	583	552
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	500	439
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	335	301
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (C)	2,209	2,225
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.829%, 06/25/2040 (A)(C)	69	4

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
4.974%, TSFR1M + 0.654%, 12/25/2034 (A)	$1,518	$1,473
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
5.334%, TSFR1M + 1.014%, 10/25/2047 (A)	173	158
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	16	15
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
2.994%, 12/25/2036 (D)	291	239
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	760	772
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (C)	2,635	2,673
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	4,980	5,081
DLLMT LLC, Ser 2024-1A, Cl A4
4.980%, 04/20/2032 (C)	1,380	1,399
Dryden 72 CLO, Ser 2024-72A, Cl ARR
5.423%, TSFR3M + 1.100%, 05/15/2032 (A)(C)	4,305	4,314
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.464%, TSFR3M + 1.162%, 04/15/2029 (A)(C)	1,474	1,474
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	1,221	1,218
Elmwood CLO I, Ser 2024-1A, Cl A1RR
5.813%, TSFR3M + 1.520%, 04/20/2037 (A)(C)	2,220	2,237
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	172
Ford Credit Floorplan Master Owner Trust, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (C)	4,599	4,586
Ford Credit Floorplan Master Owner Trust, Ser 2024-4, Cl A
4.400%, 09/15/2031 (C)	2,863	2,854
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.094%, TSFR1M + 0.774%, 01/25/2036 (A)	4,460	4,273
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
5.447%, TSFR3M + 1.150%, 04/24/2031 (A)(C)	3,041	3,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO, Ser 2023-66A, Cl A
6.250%, TSFR3M + 1.950%, 04/25/2036 (A)(C)	$890	$892
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	499	485
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (C)	2,105	2,115
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	973	922
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,271	1,148
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.968%, 08/25/2038 (A)(C)	305	5
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.596%, 04/25/2040 (A)(C)	34	1
Kings Park CLO, Ser 2021-1A, Cl A
5.685%, TSFR3M + 1.392%, 01/21/2035 (A)(C)	710	712
LCM 37, Ser 2024-37A, Cl A1R
5.362%, TSFR3M + 1.060%, 04/15/2034 (A)(C)	7,500	7,500
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
5.473%, TSFR3M + 1.180%, 10/18/2030 (A)(C)	3,116	3,120
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
5.545%, TSFR3M + 1.252%, 04/20/2032 (A)(C)	3,274	3,281
Magnetite XVII, Ser 2024-17A, Cl BR2
6.243%, TSFR3M + 1.950%, 04/20/2037 (A)(C)	2,840	2,860
MF1 LLC, Ser 2025-FL17, Cl A
5.620%, TSFR1M + 1.320%, 02/18/2040 (A)(C)	3,475	3,468
MF1, Ser 2020-FL4, Cl A
6.126%, TSFR1M + 1.814%, 12/15/2035 (A)(C)	418	418
MF1, Ser 2021-FL7, Cl A
5.508%, TSFR1M + 1.194%, 10/16/2036 (A)(C)	588	588
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	1,398	1,399
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	380	378
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	216	203
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	1,173	1,212

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Myers Park CLO, Ser 2018-1A, Cl B1
6.155%, TSFR3M + 1.862%, 10/20/2030 (A)(C)	$890	$891
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	179	178
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	1,779	1,759
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	383	379
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	823	806
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,301	1,260
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	1,510	1,448
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	734	690
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	827	771
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	946	877
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	2,318	2,108
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	448	406
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	1,725	1,555
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	2,629	2,331
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,683	1,479
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	414	371
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,498	1,362

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-3A, Cl A3
5.517%, SOFR30A + 1.164%, 07/26/2066 (A)(C)	$2,814	$2,834
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	429	419
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,578	1,418
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (C)	547	562
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.979%, SOFR90A + 0.422%, 01/25/2037 (A)	650	647
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.929%, SOFR90A + 0.372%, 10/25/2033 (A)	1,901	1,883
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.118%, SOFR90A + 0.362%, 03/23/2037 (A)	1,980	1,964
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.138%, SOFR90A + 0.382%, 12/24/2035 (A)	1,397	1,386
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	1,390	1,286
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.624%, TSFR1M + 0.304%, 04/25/2037 (A)	4,619	4,438
Oaktree CLO, Ser 2024-25A, Cl A
5.843%, TSFR3M + 1.550%, 04/20/2037 (A)(C)	2,490	2,510
Octagon 66, Ser 2023-1A, Cl A1R
6.073%, TSFR3M + 1.750%, 11/16/2036 (A)(C)	2,500	2,518
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
5.580%, TSFR3M + 1.262%, 02/14/2031 (A)(C)	649	649
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (C)	438	440
OHA Credit Funding VII, Ser 2022-7A, Cl AR
5.590%, TSFR3M + 1.300%, 02/24/2037 (A)(C)	1,730	1,732
Owl Rock CLO III, Ser 2024-3A, Cl AR
6.143%, TSFR3M + 1.850%, 04/20/2036 (A)(C)	2,030	2,047

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2021-1A, Cl A1R
5.730%, TSFR3M + 1.412%, 11/14/2034 (A)(C)	$2,430	$2,436
Point Au Roche Park CLO, Ser 2021-1A, Cl A
5.635%, TSFR3M + 1.342%, 07/20/2034 (A)(C)	3,130	3,135
Rad CLO, Ser 2023-22A, Cl A1
6.123%, TSFR3M + 1.830%, 01/20/2037 (A)(C)	3,040	3,054
RAMP Trust, Ser 2007-RZ1, Cl A3
4.934%, TSFR1M + 0.614%, 02/25/2037 (A)	1,743	1,727
Recette CLO, Ser 2021-1A, Cl ARR
5.635%, TSFR3M + 1.342%, 04/20/2034 (A)(C)	760	762
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.452%, TSFR3M + 1.130%, 08/20/2032 (A)(C)	4,955	4,955
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	758	743
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,410	1,321
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	854	846
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (C)	2,280	2,285
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
9.176%, TSFR1M + 4.864%, 10/15/2041 (A)(C)	1,141	1,199
SLM Student Loan Trust, Ser 2003-4, Cl A5D
5.820%, SOFR90A + 1.012%, 03/15/2033 (A)(C)	432	424
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.270%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	1,577	1,559
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.979%, SOFR90A + 0.422%, 01/25/2041 (A)	2,326	2,251
SLM Student Loan Trust, Ser 2008-2, Cl B
6.019%, SOFR90A + 1.462%, 01/25/2083 (A)	1,155	1,218
SLM Student Loan Trust, Ser 2008-3, Cl B
6.019%, SOFR90A + 1.462%, 04/26/2083 (A)	1,155	1,196
SLM Student Loan Trust, Ser 2008-4, Cl B
6.669%, SOFR90A + 2.112%, 04/25/2073 (A)	1,155	1,231

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl B
6.669%, SOFR90A + 2.112%, 07/25/2073 (A)	$1,155	$1,237
SLM Student Loan Trust, Ser 2008-6, Cl B
6.669%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,180
SLM Student Loan Trust, Ser 2008-7, Cl B
6.669%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,190
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
5.369%, SOFR90A + 0.812%, 10/25/2064 (A)(C)	1,859	1,852
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	4	4
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	570	547
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,753	1,643
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	5,336	4,869
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	2,303	2,075
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (C)	897	870
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	1,399	1,298
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	2,372	2,163
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	1,364	1,317
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (C)	2,290	2,133
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	3,329	3,097
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (C)	1,626	1,649
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (C)	3,569	3,604

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	$15	$15
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	1,240	1,083
South Carolina Student Loan, Ser 2015-A, Cl A
5.934%, TSFR1M + 1.614%, 01/25/2036 (A)	299	299
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	3,772	3,715
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.984%, TSFR1M + 0.664%, 09/25/2034 (A)	1,922	1,846
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
4.774%, TSFR1M + 0.454%, 12/25/2036 (A)	525	519
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (C)	974	976
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (C)	2,330	2,350
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (C)	1,945	1,941
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/2029 (C)	2,064	2,080
Trestles CLO VII, Ser 2024-7A, Cl A1
6.203%, TSFR3M + 1.380%, 10/25/2037 (A)(C)	2,180	2,195
TRTX Issuer, Ser 2022-FL5, Cl A
5.962%, TSFR1M + 1.650%, 02/15/2039 (A)(C)	3,910	3,933
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	183	171
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	908	869
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,136	1,089
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	344	350
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	3,044	3,045
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	1,101	1,102
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	6,767	6,837

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (C)	$4,885	$5,035
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	2,815	2,874
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	5,125	5,149
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	3,903	3,991
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	6,895	6,867
Verizon Master Trust, Ser 2025-2, Cl A
4.940%, 01/20/2033 (C)	4,694	4,798
Voya CLO, Ser 2018-3A, Cl A1R2
5.502%, TSFR3M + 1.200%, 10/15/2031 (A)(C)	1,404	1,407
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.724%, TSFR1M + 0.404%, 07/25/2036 (A)	3,925	3,902
		307,920

Total Asset-Backed Securities
(Cost $530,263) ($ Thousands)		531,384

SOVEREIGN DEBT — 0.3%

Chile Government International Bond
5.650%, 01/13/2037	1,135	1,153
Export Finance & Insurance
4.625%, 10/26/2027(C)	2,494	2,526
Israel Government International Bond
5.750%, 03/12/2054	1,160	1,092
5.625%, 02/19/2035	2,171	2,182
5.375%, 02/19/2030	6,853	6,912
4.500%, 01/17/2033	708	668
3.875%, 07/03/2050	763	557
Mexico Government International Bond
7.375%, 05/13/2055	2,034	2,121
6.875%, 05/13/2037	824	848
4.750%, 03/08/2044	517	406
4.600%, 01/23/2046	984	743
4.600%, 02/10/2048	1,019	761
3.500%, 02/12/2034	3,849	3,164
2.659%, 05/24/2031	3,346	2,807
Oriental Republic of Uruguay
5.250%, 09/10/2060	965	892
Paraguay Government International Bond
6.650%, 03/04/2055(C)	718	727
5.400%, 03/30/2050(C)	2,919	2,554

Total Sovereign Debt
(Cost $29,782) ($ Thousands)		30,113

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FNMA
0.000%, 11/15/2030(B)	$8,487	$6,655
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	1,930	1,571
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)	10,375	8,336

Total U.S. Government Agency Obligations
(Cost $18,093) ($ Thousands)		16,562

MUNICIPAL BONDS — 0.2%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	925
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	1,260	1,011

		1,936

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,245	2,517

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,340

New York — 0.1%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,404
New York City, Ser A, GO
3.000%, 08/01/2034	870	755
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	924
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.508%, 08/01/2037	1,940	1,941

		5,024

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	617

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	$1,154	$1,329
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	372

		1,701

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	49	49

Total Municipal Bonds
(Cost $14,637) ($ Thousands)		13,184

	Shares
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	237,176,247	237,176
Total Cash Equivalent
(Cost $237,176) ($ Thousands)		237,176

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $1,098) ($ Thousands)		657

Total Investments in Securities — 106.7%
(Cost $9,163,338) ($ Thousands)		$9,067,686

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Continued)

A list of open over the counter swaptions contracts for the Fund at February 28, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$135,580,000	$4.46	01/17/2026	$330
Swaption	Bank of America Merrill Lynch	57,735,000	4.52	01/17/2026	327

Total Purchased Swaptions		$193,315,000			$657

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	4,932	Jun-2025	$1,016,790	$1,020,770	$3,980
U.S. 5-Year Treasury Note	3,657	Jun-2025	389,720	394,726	5,006
U.S. 10-Year Treasury Note	292	Jun-2025	32,031	32,439	408
U.S. Ultra Long Treasury Bond	179	Jun-2025	22,055	22,219	164
			1,460,596	1,470,154	9,558
Short Contracts
U.S. Long Treasury Bond	(544)	Jun-2025	$(63,140)	$(64,243)	$(1,103)
U.S. Ultra Long Treasury Bond	(82)	Jun-2025	(9,774)	(10,178)	(404)
Ultra 10-Year U.S. Treasury Note	(1,526)	Jun-2025	(172,854)	(174,345)	(1,491)
			(245,768)	(248,766)	(2,998)
			$1,214,828	$1,221,388	$6,560

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Core Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $8,495,352 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $900,104 ($ Thousands), representing 10.6% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Perpetual security with no stated maturity date.
(H)	Security is in default on interest payment.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$13	$—	$(33)	$6	$14	$—	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	164,770	7,485,704	(7,413,298)	—	—	237,176	10,689	—
Totals	$164,783	$7,485,704	$(7,413,331)	$6	$14	$237,176	$10,692	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.9%
Communication Services — 13.8%
Altice Financing
5.750%, 08/15/2029 (A)	$2,740	$2,149
5.000%, 01/15/2028 (A)	1,089	882
Altice France
8.125%, 02/01/2027 (A)	2,782	2,495
5.500%, 01/15/2028 (A)	2,447	1,970
5.500%, 10/15/2029 (A)	1,670	1,304
5.125%, 07/15/2029 (A)	523	406
Altice France Holding
10.500%, 05/15/2027 (A)	1,135	355
ANGI Group LLC
3.875%, 08/15/2028 (A)	1,683	1,544
Arches Buyer
6.125%, 12/01/2028 (A)	153	139
4.250%, 06/01/2028 (A)	1,792	1,681
Beasley Mezzanine Holdings LLC
9.200%, 08/01/2028 (A)	4,279	1,968
Belo
7.250%, 09/15/2027	442	454
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,480	1,495
CCO Holdings LLC
7.375%, 03/01/2031 (A)	2,655	2,732
6.375%, 09/01/2029 (A)	2,650	2,660
5.375%, 06/01/2029 (A)	1,006	978
5.125%, 05/01/2027 (A)	3,946	3,892
5.000%, 02/01/2028 (A)	12,384	12,079
4.750%, 03/01/2030 (A)	2,405	2,241
4.500%, 08/15/2030 (A)	7,892	7,222
4.500%, 05/01/2032	175	154
4.250%, 02/01/2031 (A)	8,607	7,722
4.250%, 01/15/2034 (A)	5,145	4,313
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	3,090	3,202
Cinemark USA
7.000%, 08/01/2032 (A)	114	117
5.250%, 07/15/2028 (A)	270	264
Clear Channel Outdoor Holdings Inc.
9.000%, 09/15/2028 (A)	79	83
7.750%, 04/15/2028 (A)	578	537
7.500%, 06/01/2029 (A)	917	813
5.125%, 08/15/2027 (A)	2,861	2,797
CMG Media
8.875%, 06/18/2029 (A)	5,050	4,218
Consolidated Communications
6.500%, 10/01/2028 (A)	909	885
CSC Holdings LLC
11.250%, 05/15/2028 (A)	5,674	5,523
7.500%, 04/01/2028 (A)	1,340	996
6.500%, 02/01/2029 (A)	4,353	3,635

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 01/15/2030 (A)	$4,365	$2,510
5.500%, 04/15/2027 (A)	515	478
5.375%, 02/01/2028 (A)	270	232
4.500%, 11/15/2031 (A)	909	666
4.125%, 12/01/2030 (A)	97	71
3.375%, 02/15/2031 (A)	1,337	950
Directv Financing LLC
8.875%, 02/01/2030 (A)	3,651	3,563
5.875%, 08/15/2027 (A)	485	477
DISH DBS
7.750%, 07/01/2026	2,890	2,578
5.750%, 12/01/2028 (A)	3,273	2,903
5.250%, 12/01/2026 (A)	4,141	3,893
5.125%, 06/01/2029	1,330	897
DISH Network
11.750%, 11/15/2027 (A)	14,911	15,734
EchoStar
10.750%, 11/30/2029	5,131	5,497
6.750%, 11/30/2030	445	416
3.875%, 11/30/2030	779	970
Fibercop
6.375%, 11/15/2033 (A)	916	898
6.000%, 09/30/2034 (A)	1,352	1,274
Fox
5.576%, 01/25/2049	850	811
5.476%, 01/25/2039	850	825
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	316	334
6.750%, 05/01/2029 (A)	95	96
6.000%, 01/15/2030 (A)	172	173
5.875%, 10/15/2027 (A)	32	32
5.875%, 11/01/2029	188	188
5.000%, 05/01/2028 (A)	1,222	1,209
GCI LLC
4.750%, 10/15/2028 (A)	944	894
Gray Media
10.500%, 07/15/2029 (A)	4,052	4,179
7.000%, 05/15/2027 (A)	2,354	2,308
5.375%, 11/15/2031 (A)	6,404	3,719
4.750%, 10/15/2030 (A)	7,691	4,531
Hughes Satellite Systems
6.625%, 08/01/2026	130	105
iHeartCommunications
10.875%, 05/01/2030	1,032	608
9.125%, 05/01/2029	1,533	1,299
7.750%, 08/15/2030 (A)	512	392
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,651
7.000%, 10/15/2028 (A)	1,805	1,837
7.000%, 04/15/2032 (A)	2,720	2,746
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	2,467	2,298

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	$1,629	$1,389
Level 3 Financing
11.000%, 11/15/2029 (A)	2,309	2,620
10.500%, 04/15/2029 (A)	2,384	2,670
10.500%, 05/15/2030 (A)	5,290	5,760
4.875%, 06/15/2029 (A)	3,935	3,404
4.500%, 04/01/2030 (A)	1,145	945
3.875%, 10/15/2030 (A)	1,356	1,061
3.750%, 07/15/2029 (A)	365	281
3.625%, 01/15/2029	795	620
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,768	1,797
5.625%, 03/15/2026 (A)	571	570
4.750%, 10/15/2027 (A)	3,234	3,159
3.750%, 01/15/2028 (A)	583	558
Lumen Technologies
10.000%, 10/15/2032 (A)	907	906
7.650%, 03/15/2042	1,336	1,097
7.600%, 09/15/2039	450	361
5.375%, 06/15/2029 (A)	466	389
4.125%, 04/15/2029 (A)	657	598
4.125%, 04/15/2030 (A)	2,015	1,805
McGraw-Hill Education
7.375%, 09/01/2031 (A)	645	660
5.750%, 08/01/2028 (A)	3,695	3,624
Midcontinent Communications
8.000%, 08/15/2032 (A)	2,967	3,037
Nexstar Media
5.625%, 07/15/2027 (A)	1,558	1,541
4.750%, 11/01/2028 (A)	1,855	1,758
Paramount Global
5.500%, 05/15/2033	1,510	1,466
4.950%, 01/15/2031	4,623	4,457
Rakuten Group
11.250%, 02/15/2027 (A)	3,401	3,728
Sable International Finance
7.125%, 10/15/2032 (A)	1,425	1,397
Scripps Escrow
5.875%, 07/15/2027 (A)	2,911	2,357
Scripps Escrow II
3.875%, 01/15/2029 (A)	4,371	3,093
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	134
8.500%cash/0% PIK, 10/01/2027 (A)	867	776
Sinclair Television Group
8.125%, 02/15/2033 (A)	3,084	3,055
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,341	1,313
5.000%, 08/01/2027 (A)	2,331	2,299
4.125%, 07/01/2030 (A)	3,422	3,074
4.000%, 07/15/2028 (A)	1,670	1,569
3.875%, 09/01/2031 (A)	3,730	3,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 09/01/2026 (A)	$1,400	$1,354
Snap
6.875%, 03/01/2033 (A)	1,112	1,126
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,965	3,165
Stagwell Global LLC
5.625%, 08/15/2029 (A)	625	605
TEGNA
4.625%, 03/15/2028	1,796	1,716
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,000	2,903
Telesat Canada
6.500%, 10/15/2027 (A)	684	311
5.625%, 12/06/2026 (A)	1,974	1,212
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,772
U.S. Cellular
6.700%, 12/15/2033	405	438
Univision Communications
8.000%, 08/15/2028 (A)	2,731	2,774
Univision Communications Inc
7.375%, 06/30/2030 (A)	513	501
Urban One
7.375%, 02/01/2028 (A)	7,775	3,930
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,055
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	673
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	4,121	3,950
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	3,505	3,039
Windstream Services LLC
8.250%, 10/01/2031 (A)	3,269	3,379
Zayo Group Holdings
4.000%, 03/01/2027 (A)	9,511	8,972
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	3,175	2,812

		276,397

Consumer Discretionary — 11.4%
1011778 BC ULC / New Red Finance
5.625%, 09/15/2029 (A)	1,818	1,819
4.375%, 01/15/2028 (A)	1,480	1,431
Academy
6.000%, 11/15/2027 (A)	1,770	1,768
Adient Global Holdings
7.500%, 02/15/2033 (A)	268	268
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	735	756
7.000%, 04/15/2028 (A)	74	76
4.875%, 08/15/2026 (A)	690	690

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ADT Security
4.125%, 08/01/2029 (A)	$575	$543
Amer Sports
6.750%, 02/16/2031 (A)	2,053	2,108
American Axle & Manufacturing
6.875%, 07/01/2028	467	464
6.500%, 04/01/2027	553	551
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	52	50
Aramark Services
5.000%, 02/01/2028 (A)	543	534
Asbury Automotive Group
4.750%, 03/01/2030	227	216
4.625%, 11/15/2029 (A)	1,028	979
4.500%, 03/01/2028	2,431	2,359
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	2,261	2,266
4.625%, 04/01/2030 (A)	932	864
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	3,607	3,498
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)	2,600	–
Avianca Midco 2
9.625%, 02/14/2030 (A)	1,445	1,406
Bath & Body Works
7.600%, 07/15/2037	1,280	1,324
7.500%, 06/15/2029	542	556
6.875%, 11/01/2035	1,149	1,191
6.750%, 07/01/2036	3,280	3,349
6.625%, 10/01/2030 (A)	2,003	2,045
5.250%, 02/01/2028	291	290
Boyne USA
4.750%, 05/15/2029 (A)	1,315	1,258
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,585	3,693
6.500%, 02/15/2032 (A)	376	381
6.000%, 10/15/2032 (A)	2,289	2,232
4.625%, 10/15/2029 (A)	363	343
Carnival
7.000%, 08/15/2029 (A)	148	155
6.125%, 02/15/2033 (A)	5,606	5,646
6.000%, 05/01/2029 (A)	4,022	4,033
5.750%, 03/01/2027 (A)	875	877
4.000%, 08/01/2028 (A)	1,558	1,497
Carvana, Strike Price Fixed
9.000%cash/0% PIK, 06/01/2031 (A)	2,399	2,727
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	382	375
Churchill Downs
4.750%, 01/15/2028 (A)	1,732	1,692
Clarios Global
8.500%, 05/15/2027 (A)	4,995	5,014
6.750%, 05/15/2028 (A)	351	359

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 02/15/2030 (A)	$959	$981
6.250%, 05/15/2026 (A)	300	300
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,708	2,850
5.625%cash/0% PIK, 05/15/2027 (A)	1,583	1,365
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	3,382	3,580
Dana
5.625%, 06/15/2028	322	321
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	619	493
eG Global Finance
12.000%, 11/30/2028 (A)	4,865	5,457
Empire Resorts
7.750%, 11/01/2026 (A)	2,235	2,147
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	400	372
4.625%, 01/15/2029 (A)	2,406	2,275
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(D)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	211
6.950%, 03/06/2026	200	203
6.950%, 06/10/2026	223	227
5.125%, 06/16/2025	690	690
4.687%, 06/09/2025	1,245	1,244
4.542%, 08/01/2026	1,481	1,467
4.134%, 08/04/2025	700	697
3.375%, 11/13/2025	207	204
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	646
Gap
3.625%, 10/01/2029 (A)	1,822	1,665
Genting New York LLC
7.250%, 10/01/2029 (A)	1,360	1,405
Goodyear Tire & Rubber
5.250%, 04/30/2031	206	191
5.250%, 07/15/2031	702	651
5.000%, 07/15/2029	465	442
GrubHub Holdings
5.500%, 07/01/2027 (A)	5,270	4,903
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	541	549
5.875%, 04/01/2029 (A)	136	137
5.875%, 03/15/2033 (A)	2,819	2,825
5.750%, 05/01/2028 (A)	361	361
4.875%, 01/15/2030	140	137
4.000%, 05/01/2031 (A)	4,020	3,688
3.750%, 05/01/2029 (A)	3,391	3,180
IHO Verwaltungs GmbH
8.000%, 11/15/2032 (A)	200	202
7.750%, 11/15/2030 (A)	200	201

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Game Technology
5.250%, 01/15/2029 (A)	$1,505	$1,482
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,202
Landsea Homes
8.875%, 04/01/2029 (A)	1,405	1,398
Latam Airlines Group
7.875%, 04/15/2030 (A)	3,375	3,399
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,114	1,946
LCM Investments Holdings II LLC
8.250%, 08/01/2031 (A)	2,595	2,739
4.875%, 05/01/2029 (A)	2,835	2,701
LGI Homes
8.750%, 12/15/2028 (A)	2,545	2,689
Liberty Interactive LLC
8.500%, 07/15/2029	750	370
8.250%, 02/01/2030	4,690	2,226
Melco Resorts Finance
5.375%, 12/04/2029 (A)	1,665	1,542
MGM Resorts International
6.500%, 04/15/2032	1,007	1,015
6.125%, 09/15/2029	1,702	1,712
4.750%, 10/15/2028	2,195	2,132
NCL
6.750%, 02/01/2032 (A)	2,345	2,397
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	350
Newell Brands
6.875%, 04/01/2036	105	105
6.625%, 09/15/2029	227	231
6.625%, 05/15/2032	127	126
6.375%, 09/15/2027	167	169
6.375%, 05/15/2030	142	142
5.700%, 04/01/2026	638	637
OneSky Flight LLC
8.875%, 12/15/2029 (A)	3,310	3,436
Papa John's International
3.875%, 09/15/2029 (A)	872	824
PetSmart
7.750%, 02/15/2029 (A)	250	242
4.750%, 02/15/2028 (A)	2,506	2,379
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	528	514
QVC
6.875%, 04/15/2029 (A)	1,693	1,378
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	2,580	2,715
Rite Aid
15.000%cash/0% PIK, 08/30/2031 (B)	1,963	726
11.466%cash/0% PIK, TSFR3M + 7.000%, 08/30/2031 (A)(B)(E)	465	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.000%, 10/18/2024 (A)(B)(D)	$1,286	$–
8.000%, 11/15/2026 (A)(B)(D)	3,328	–
7.500%, 07/01/2025 (A)(B)(D)	1,259	–
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (A)	1,740	1,738
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	275	281
6.000%, 02/01/2033 (A)	7,419	7,503
5.625%, 09/30/2031 (A)	274	272
Sabre GLBL
10.750%, 11/15/2029 (A)	6,561	6,992
Saks Global Enterprises LLC
11.000%, 12/15/2029 (A)	3,043	2,810
Sally Holdings LLC
6.750%, 03/01/2032	1,730	1,756
Service International
5.750%, 10/15/2032	1,460	1,448
Shea Homes
4.750%, 04/01/2029	1,323	1,253
Six Flags Entertainment
7.250%, 05/15/2031 (A)	5,588	5,762
7.000%, 07/01/2025 (A)	74	74
6.625%, 05/01/2032 (A)	2,285	2,341
5.375%, 04/15/2027	230	228
5.250%, 07/15/2029	255	247
Somnigroup International
4.000%, 04/15/2029 (A)	900	839
3.875%, 10/15/2031 (A)	304	269
Sonic Automotive
4.875%, 11/15/2031 (A)	212	197
4.625%, 11/15/2029 (A)	560	527
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (A)	2,507	2,562
Staples
12.750%, 01/15/2030 (A)	815	590
10.750%, 09/01/2029 (A)	1,980	1,891
Station Casinos LLC
6.625%, 03/15/2032 (A)	2,183	2,203
4.625%, 12/01/2031 (A)	334	308
4.500%, 02/15/2028 (A)	1,965	1,898
StoneMor
8.500%, 05/15/2029 (A)	2,760	2,526
Studio City Finance
5.000%, 01/15/2029 (A)	2,730	2,499
Superior Plus
4.500%, 03/15/2029 (A)	368	341
SWF Holdings I
6.500%, 10/01/2029 (A)	795	449
Vail Resorts
6.500%, 05/15/2032 (A)	195	199
Victoria's Secret
4.625%, 07/15/2029 (A)	4,224	3,844

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Viking Cruises
7.000%, 02/15/2029 (A)	$800	$809
5.875%, 09/15/2027 (A)	656	655
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	1,900	1,879
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	1,042	1,042
6.375%, 02/01/2030 (A)	2,719	2,453
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,743	1,803
Wayfair LLC
7.250%, 10/31/2029 (A)	142	144
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(D)	180	3
9.000%, 11/15/2026 (A)(D)	936	390
8.500%, 11/15/2024 (A)(D)	143	6
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,877	1,620
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,954	1,938
Wynn Macau
5.125%, 12/15/2029 (A)	1,700	1,597
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,917	2,018
6.250%, 03/15/2033 (A)	581	580
5.125%, 10/01/2029 (A)	736	716
Yum! Brands
6.875%, 11/15/2037	1,840	1,982
5.375%, 04/01/2032	2,736	2,693

		229,467

Consumer Staples — 2.1%
Albertsons
6.250%, 03/15/2033 (A)	312	316
Albertsons Cos
5.875%, 02/15/2028 (A)	206	206
4.875%, 02/15/2030 (A)	2,475	2,389
4.625%, 01/15/2027 (A)	1,154	1,137
3.500%, 03/15/2029 (A)	683	631
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,132
4.125%, 10/15/2030	257	235
Chobani Holdco II LLC
8.750%, 10/01/2029 (A)	580	636
Edgewell Personal Care
5.500%, 06/01/2028 (A)	635	627
4.125%, 04/01/2029 (A)	272	253
Energizer Holdings
6.500%, 12/31/2027 (A)	172	174
4.750%, 06/15/2028 (A)	1,001	965
4.375%, 03/31/2029 (A)	810	758
EquipmentShare.com
8.000%, 03/15/2033 (A)	164	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HLF Financing Sarl LLC
12.250%, 04/15/2029 (A)	$2,668	$2,872
HRB Winddown
8.875%, 03/15/2025 (A)(D)	800	–
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,925	1,795
New Albertsons
8.700%, 05/01/2030	1,149	1,256
8.000%, 05/01/2031	995	1,056
Performance Food Group
6.125%, 09/15/2032 (A)	2,324	2,335
5.500%, 10/15/2027 (A)	1,154	1,149
4.250%, 08/01/2029 (A)	1,935	1,824
Post Holdings
6.375%, 03/01/2033 (A)	3,481	3,471
6.250%, 02/15/2032 (A)	159	160
6.250%, 10/15/2034 (A)	1,091	1,085
5.500%, 12/15/2029 (A)	415	407
4.625%, 04/15/2030 (A)	254	238
Primo Water Holdings
6.250%, 04/01/2029 (A)	2,463	2,454
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (A)	3,238	3,202
Sigma Holdco BV
7.875%, 05/15/2026 (A)	1,311	1,312
Simmons Foods
4.625%, 03/01/2029 (A)	4,031	3,759
Tyson Foods
5.100%, 09/28/2048	1,447	1,331
US Foods
6.875%, 09/15/2028 (A)	133	138
4.750%, 02/15/2029 (A)	50	48
4.625%, 06/01/2030 (A)	460	439
Walgreens Boots Alliance
8.125%, 08/15/2029	715	720
4.800%, 11/18/2044	2,115	1,664

		42,344

Energy — 10.4%
Aethon United BR
7.500%, 10/01/2029 (A)	6,735	6,943
Antero Midstream Partners
5.750%, 03/01/2027 (A)	315	315
5.750%, 01/15/2028 (A)	377	377
5.375%, 06/15/2029 (A)	2,590	2,549
Antero Resources
8.375%, 07/15/2026 (A)	451	461
7.625%, 02/01/2029 (A)	201	206
Archrock Partners
6.875%, 04/01/2027 (A)	158	158
6.625%, 09/01/2032 (A)	1,194	1,208
6.250%, 04/01/2028 (A)	1,480	1,485

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	$3,970	$4,064
6.625%, 10/15/2032 (A)	1,166	1,178
5.875%, 06/30/2029 (A)	566	559
Baytex Energy
8.500%, 04/30/2030 (A)	560	573
7.375%, 03/15/2032 (A)	2,093	2,046
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	940	983
7.000%, 07/15/2029 (A)	991	1,022
6.625%, 07/15/2026 (A)	180	180
Buckeye Partners
6.875%, 07/01/2029 (A)	120	123
6.750%, 02/01/2030 (A)	142	146
4.500%, 03/01/2028 (A)	660	641
California Resources
7.125%, 02/01/2026 (A)	233	233
Cheniere Energy Partners
4.000%, 03/01/2031	741	698
3.250%, 01/31/2032	497	438
Chord Energy Corp
6.375%, 06/01/2026 (A)	694	695
CITGO Petroleum
8.375%, 01/15/2029 (A)	2,270	2,342
6.375%, 06/15/2026 (A)	1,685	1,685
Civitas Resources
8.750%, 07/01/2031 (A)	365	381
8.625%, 11/01/2030 (A)	3,239	3,409
8.375%, 07/01/2028 (A)	675	702
Comstock Resources
6.750%, 03/01/2029 (A)	7,288	7,165
5.875%, 01/15/2030 (A)	339	323
Cornerstone Building Brands
9.500%, 08/15/2029 (A)	941	896
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	759	795
7.625%, 04/01/2032 (A)	386	386
7.375%, 01/15/2033 (A)	240	235
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	360	373
DT Midstream
4.375%, 06/15/2031 (A)	215	200
4.125%, 06/15/2029 (A)	478	453
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (E)	5,205	5,498
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/2031 (A)	4,514	4,851
8.500%, 05/01/2028 (A)	751	769
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (E)	2,728	2,901
6.750%, H15T5Y + 5.134%(E)(F)	445	444

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, US0003M + 4.155%(E)(F)	$1,294	$1,287
5.500%, 06/01/2027	2,863	2,904
EnLink Midstream Partners
5.600%, 04/01/2044	3,522	3,325
5.450%, 06/01/2047	3,173	2,940
EQM Midstream Partners
7.500%, 06/01/2027 (A)	195	200
7.500%, 06/01/2030 (A)	232	252
6.500%, 07/01/2027 (A)	255	262
4.750%, 01/15/2031 (A)	392	378
4.500%, 01/15/2029 (A)	944	920
Expand Energy
7.500%, 10/01/2026 (B)(D)	4,075	–
7.000%, 10/01/2024 (B)(D)	1,790	5
6.750%, 04/15/2029 (A)	1,184	1,200
5.500%, 09/15/2026 (D)	180	1
5.375%, 02/01/2029	69	69
5.375%, 03/15/2030	505	502
4.750%, 02/01/2032	444	421
Genesis Energy
8.875%, 04/15/2030	3,371	3,500
8.250%, 01/15/2029	107	110
8.000%, 01/15/2027	73	75
8.000%, 05/15/2033	102	103
7.875%, 05/15/2032	942	948
7.750%, 02/01/2028	443	448
Greenfire Resources
12.000%, 10/01/2028 (A)	1,498	1,603
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	2,167	2,211
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,575	1,608
7.500%, 05/15/2032 (A)	222	233
Hess Midstream Operations
6.500%, 06/01/2029 (A)	235	240
5.875%, 03/01/2028 (A)	97	98
5.625%, 02/15/2026 (A)	675	675
Hilcorp Energy I
7.250%, 02/15/2035 (A)	2,939	2,890
6.875%, 05/15/2034 (A)	5	5
6.250%, 04/15/2032 (A)	628	600
6.000%, 04/15/2030 (A)	216	208
6.000%, 02/01/2031 (A)	2,101	1,996
Howard Midstream Energy Partners LLC
8.875%, 07/15/2028 (A)	345	364
7.375%, 07/15/2032 (A)	3,718	3,874
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	2,890	2,982
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,127	2,979
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	875	903

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraken Oil & Gas Partners LLC
7.625%, 08/15/2029 (A)	$1,350	$1,323
Long Ridge Energy LLC
8.750%, 02/15/2032 (A)	1,760	1,767
Matador Resources
6.500%, 04/15/2032 (A)	1,513	1,513
6.250%, 04/15/2033 (A)	335	329
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	3,719	3,738
Nabors Industries
9.125%, 01/31/2030 (A)	805	819
8.875%, 08/15/2031 (A)	1,441	1,297
New Fortress Energy
8.750%, 03/15/2029 (A)	3,120	2,666
6.500%, 09/30/2026 (A)	1,349	1,271
NFE Financing LLC
12.000%, 11/15/2029 (A)	2,709	2,677
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	279	284
8.125%, 02/15/2029 (A)	2,996	3,051
Noble Finance II LLC
8.000%, 04/15/2030 (A)	221	223
Northern Oil & Gas
8.750%, 06/15/2031 (A)	1,327	1,382
Northriver Midstream Finance
6.750%, 07/15/2032 (A)	173	177
NuStar Logistics
6.375%, 10/01/2030	237	242
6.000%, 06/01/2026	545	548
5.750%, 10/01/2025	197	197
5.625%, 04/28/2027	984	989
PBF Holding LLC
7.875%, 09/15/2030 (A)	2,600	2,491
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	471	519
8.000%, 04/15/2027 (A)	228	234
7.000%, 01/15/2032 (A)	2,794	2,870
6.250%, 02/01/2033 (A)	1,597	1,605
Prairie Acquiror
9.000%, 08/01/2029 (A)	142	147
Range Resources
8.250%, 01/15/2029	584	601
4.875%, 05/15/2025	441	440
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (A)	2,117	1,996
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(D)	2,787	–
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	1,145	1,013
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	2,990	3,132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SM Energy
7.000%, 08/01/2032 (A)	$5,040	$5,042
6.750%, 09/15/2026	225	225
6.750%, 08/01/2029 (A)	281	281
6.625%, 01/15/2027	360	360
6.500%, 07/15/2028	310	311
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(E)	2,545	2,622
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	1,440	1,513
Sunoco
7.250%, 05/01/2032 (A)	1,390	1,451
7.000%, 05/01/2029 (A)	2,685	2,782
4.500%, 05/15/2029	477	457
4.500%, 04/30/2030	601	568
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	184	188
6.000%, 03/01/2027 (A)	480	480
6.000%, 12/31/2030 (A)	3,782	3,670
6.000%, 09/01/2031 (A)	910	879
5.500%, 01/15/2028 (A)	2,541	2,494
Tenneco
8.000%, 11/17/2028 (A)	1,010	1,003
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,992	2,894
4.750%, 01/15/2030 (A)	225	212
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,252	3,098
TransMontaigne Partners LLC
8.500%, 06/15/2030 (A)	1,370	1,391
Transocean
8.750%, 02/15/2030 (A)	1,016	1,060
8.500%, 05/15/2031 (A)	2,000	1,975
8.250%, 05/15/2029 (A)	321	317
6.800%, 03/15/2038	3,727	2,923
Transocean Titan Financing
8.375%, 02/01/2028 (A)	90	92
Valaris
8.375%, 04/30/2030 (A)	176	178
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	1,460	1,331
3.875%, 11/01/2033 (A)	2,920	2,538
Venture Global LNG
9.875%, 02/01/2032 (A)	2,041	2,232
9.500%, 02/01/2029 (A)	150	166
9.000%, H15T5Y + 5.440%(A)(E)(F)	3,520	3,580
8.375%, 06/01/2031 (A)	80	83
8.125%, 06/01/2028 (A)	481	501
7.000%, 01/15/2030 (A)	5,565	5,642
Vital Energy
7.875%, 04/15/2032 (A)	3,289	3,171

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weatherford International
8.625%, 04/30/2030 (A)	$2,668	$2,755
Western Midstream Operating
5.250%, 02/01/2050	3,760	3,318

		207,732

Financials — 8.0%
Acrisure LLC
8.250%, 02/01/2029 (A)	4,087	4,238
7.500%, 11/06/2030 (A)	1,481	1,529
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,897
Alliant Holdings Intermediate LLC
7.375%, 10/01/2032 (A)	455	464
7.000%, 01/15/2031 (A)	6,056	6,173
4.250%, 10/15/2027 (A)	2,212	2,134
AmWINS Group
6.375%, 02/15/2029 (A)	1,306	1,321
APH Somerset Investor 2 LLC
7.875%, 11/01/2029 (A)	4,633	4,659
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,890	1,760
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,030
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	904
Aretec Group
10.000%, 08/15/2030 (A)	4,492	4,910
Arthur J Gallagher
5.550%, 02/15/2055	1,473	1,447
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	3,305	3,438
Block
6.500%, 05/15/2032 (A)	3,350	3,418
2.750%, 06/01/2026	155	150
Blue Owl Capital
3.400%, 07/15/2026	1,442	1,407
Brookfield Property
5.750%, 05/15/2026 (A)	69	69
4.500%, 04/01/2027 (A)	5,483	5,282
Citigroup
3.875%, H15T5Y + 3.417%(E)(F)	1,718	1,677
CPI CG
10.000%, 07/15/2029 (A)	1,815	1,959
Encore Capital Group
9.250%, 04/01/2029 (A)	2,545	2,709
Finance of America Funding LLC
7.875%, 11/30/2026 (A)	3,203	2,939
FirstCash
6.875%, 03/01/2032 (A)	2,505	2,560
Focus Financial Partners LLC
6.750%, 09/15/2031 (A)	1,165	1,175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
12.000%, 10/01/2028 (A)	$2,272	$2,468
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)	3,654	3,814
Genworth Holdings
6.500%, 06/15/2034	3,190	3,145
HAT Holdings I LLC
3.750%, 09/15/2030 (A)	866	776
Howden UK Refinance
8.125%, 02/15/2032 (A)	435	446
7.250%, 02/15/2031 (A)	1,638	1,668
HUB International
7.250%, 06/15/2030 (A)	1,957	2,021
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(E)	1,720	1,424
Jane Street Group
7.125%, 04/30/2031 (A)	1,293	1,341
6.125%, 11/01/2032 (A)	2,262	2,271
Jefferies Finance LLC
6.625%, 10/15/2031 (A)	1,705	1,702
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,638	1,700
4.750%, 06/15/2029 (A)	5,515	5,321
4.250%, 02/01/2027 (A)	2,145	2,087
LD Holdings Group LLC
8.750%, 11/01/2027 (A)	450	431
6.125%, 04/01/2028 (A)	2,795	2,434
LPL Holdings
4.625%, 11/15/2027 (A)	1,445	1,427
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,227
5.625%, 01/15/2030 (A)	2,198	2,065
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	230	237
6.500%, 08/01/2029 (A)	60	60
6.000%, 01/15/2027 (A)	228	228
5.750%, 11/15/2031 (A)	1,645	1,602
5.500%, 08/15/2028 (A)	3,288	3,223
5.125%, 12/15/2030 (A)	320	302
Navient MTN
5.625%, 08/01/2033	2,835	2,531
NMG
0.000%, 12/31/2049 (C)	10	3
OneMain Finance
9.000%, 01/15/2029	652	688
7.875%, 03/15/2030	2,675	2,813
7.500%, 05/15/2031	4,921	5,129
7.125%, 03/15/2026	32	32
7.125%, 11/15/2031	545	561
6.625%, 01/15/2028	480	489
5.375%, 11/15/2029	3,697	3,612
4.000%, 09/15/2030	2,208	1,987

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 01/15/2027	$2,321	$2,239
Osaic Holdings
10.750%, 08/01/2027 (A)	5,665	5,839
Panther Escrow Issuer LLC
7.125%, 06/01/2031 (A)	2,102	2,163
PennyMac Financial Services
5.750%, 09/15/2031 (A)	6,454	6,195
4.250%, 02/15/2029 (A)	730	686
PRA Group
8.875%, 01/31/2030 (A)	2,650	2,790
Rfna
7.875%, 02/15/2030 (A)	2,700	2,751
Rithm Capital
8.000%, 04/01/2029 (A)	2,626	2,666
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,520	1,412
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	2,405	2,451
Starwood Property Trust
7.250%, 04/01/2029 (A)	3,717	3,866
6.500%, 07/01/2030 (A)	1,000	1,014
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(E)	1,435	1,443
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (A)	533	532
VFH Parent LLC
7.500%, 06/15/2031 (A)	1,763	1,822

		161,383

Health Care — 6.3%
AHP Health Partners
5.750%, 07/15/2029 (A)	376	357
Akumin
9.000%cash/0% PIK, 08/01/2027 (A)	4,845	4,142
8.000%, 08/01/2028 (A)	3,075	2,491
Avantor Funding
4.625%, 07/15/2028 (A)	1,098	1,063
Bausch + Lomb
8.375%, 10/01/2028 (A)	1,369	1,427
Bausch Health
14.000%, 10/15/2030 (A)	909	891
6.250%, 02/15/2029 (A)	139	100
5.750%, 08/15/2027 (A)	635	604
5.500%, 11/01/2025 (A)	2,879	2,872
5.250%, 01/30/2030 (A)	464	300
5.250%, 02/15/2031 (A)	337	208
5.000%, 01/30/2028 (A)	985	776
5.000%, 02/15/2029 (A)	455	318
4.875%, 06/01/2028 (A)	1,810	1,570
Bausch Health Americas
9.250%, 04/01/2026 (A)	265	264
8.500%, 01/31/2027 (A)	906	878

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charles River Laboratories International
4.250%, 05/01/2028 (A)	$2,042	$1,962
4.000%, 03/15/2031 (A)	2,160	1,955
CHS
10.875%, 01/15/2032 (A)	6,531	6,681
6.125%, 04/01/2030 (A)	2,340	1,526
6.000%, 01/15/2029 (A)	473	427
5.625%, 03/15/2027 (A)	5,026	4,847
5.250%, 05/15/2030 (A)	2,816	2,387
4.750%, 02/15/2031 (A)	540	439
Claritev
6.750%, 03/31/2031 (A)	657	402
DaVita
6.875%, 09/01/2032 (A)	542	551
4.625%, 06/01/2030 (A)	2,170	2,013
3.750%, 02/15/2031 (A)	2,370	2,079
Embecta
6.750%, 02/15/2030 (A)	2,865	2,728
5.000%, 02/15/2030 (A)	480	443
Emergent BioSolutions
3.875%, 08/15/2028 (A)	157	126
Encompass Health
4.625%, 04/01/2031	228	214
4.500%, 02/01/2028	268	262
Endo Finance Holdings
8.500%, 04/15/2031 (A)	112	120
0.000%, 04/01/2027 (B)(C)	2,247	–
0.000%, 12/31/2049 (B)(C)	2,355	–
Envision Healthcare
8.750%, 10/15/2026 (B)(D)	3,150	–
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,426	1,432
Global Medical Response
10.000%cash/0% PIK, 10/31/2028 (A)	7,633	7,633
Grifols
4.750%, 10/15/2028 (A)	2,351	2,222
HCA
5.250%, 06/15/2049	893	802
Heartland Dental LLC
10.500%, 04/30/2028 (A)	4,818	5,127
IQVIA
5.000%, 10/15/2026 (A)	390	388
LifePoint Health
11.000%, 10/15/2030 (A)	1,526	1,679
10.000%, 06/01/2032 (A)	1,349	1,318
9.875%, 08/15/2030 (A)	527	563
8.375%, 02/15/2032 (A)	2,215	2,243
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	315	332
Medline Borrower LP
6.250%, 04/01/2029 (A)	486	493
5.250%, 10/01/2029 (A)	563	546
3.875%, 04/01/2029 (A)	9,035	8,470

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Molina Healthcare
6.250%, 01/15/2033 (A)	$2,300	$2,273
4.375%, 06/15/2028 (A)	2,665	2,553
3.875%, 11/15/2030 (A)	2,005	1,805
Option Care Health
4.375%, 10/31/2029 (A)	3,051	2,864
Organon
7.875%, 05/15/2034 (A)	2,316	2,376
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	1,686	1,536
4.125%, 04/30/2028 (A)	1,565	1,489
Owens & Minor
6.625%, 04/01/2030 (A)	310	285
4.500%, 03/31/2029 (A)	443	389
Perrigo Finance Unlimited
6.125%, 09/30/2032	1,165	1,165
Radiology Partners
9.781%cash/0% PIK, 02/15/2030 (A)	3,585	3,397
7.775%cash/0% PIK, 01/31/2029 (A)	7,606	7,568
Select Medical
6.250%, 12/01/2032 (A)	916	911
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	252	259
Surgery Center Holdings
7.250%, 04/15/2032 (A)	293	293
Tenet Healthcare
6.750%, 05/15/2031	7,115	7,259
6.250%, 02/01/2027	562	561
6.125%, 06/15/2030	3,872	3,880
5.125%, 11/01/2027	960	949
4.375%, 01/15/2030	1,880	1,768
US Acute Care Solutions LLC
9.750%, 05/15/2029 (A)	1,787	1,827

		126,078

Industrials — 9.3%
AAR Escrow Issuer LLC
6.750%, 03/15/2029 (A)	2,470	2,524
ACCO Brands
4.250%, 03/15/2029 (A)	950	875
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	2,310	2,201
Allison Transmission
5.875%, 06/01/2029 (A)	993	992
4.750%, 10/01/2027 (A)	1,969	1,932
3.750%, 01/30/2031 (A)	502	451
American Airlines
5.750%, 04/20/2029 (A)	3,875	3,854
5.500%, 04/20/2026 (A)	654	653
Amsted Industries
4.625%, 05/15/2030 (A)	809	758
APi Group DE
4.750%, 10/15/2029 (A)	234	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 07/15/2029 (A)	$365	$340
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	2,454	159
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	5,444	2,780
4.125%, 08/15/2026 (A)	828	750
Artera Services LLC
8.500%, 02/15/2031 (A)	1,362	1,363
Avis Budget Car Rental LLC
8.250%, 01/15/2030 (A)	4,466	4,548
8.000%, 02/15/2031 (A)	150	153
5.750%, 07/15/2027 (A)	635	623
5.375%, 03/01/2029 (A)	515	480
4.750%, 04/01/2028 (A)	405	381
Bombardier
8.750%, 11/15/2030 (A)	118	126
7.875%, 04/15/2027 (A)	201	202
7.250%, 07/01/2031 (A)	2,993	3,063
7.000%, 06/01/2032 (A)	1,529	1,550
Brightline East LLC
11.000%, 01/31/2030 (A)	612	560
Builders FirstSource
6.375%, 06/15/2032 (A)	417	424
6.375%, 03/01/2034 (A)	1,884	1,907
4.250%, 02/01/2032 (A)	2,013	1,822
BWX Technologies
4.125%, 06/30/2028 (A)	2,241	2,128
4.125%, 04/15/2029 (A)	1,590	1,491
Chart Industries
9.500%, 01/01/2031 (A)	2,106	2,263
7.500%, 01/01/2030 (A)	548	573
Clean Harbors
4.875%, 07/15/2027 (A)	2,068	2,047
Clue Opco LLC
9.500%, 10/15/2031 (A)	564	581
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,416
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	475	460
CoreCivic
8.250%, 04/15/2029	489	518
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,264	1,983
Deluxe
8.125%, 09/15/2029 (A)	3,640	3,693
8.000%, 06/01/2029 (A)	1,790	1,702
EMRLD Borrower
6.750%, 07/15/2031 (A)	196	200
6.625%, 12/15/2030 (A)	6,234	6,307
EquipmentShare.com
9.000%, 05/15/2028 (A)	716	754
8.625%, 05/15/2032 (A)	135	143

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
First Student Bidco
4.000%, 07/31/2029 (A)	$35	$33
Fortress Transportation and Infrastructure Investors LLC
7.000%, 05/01/2031 (A)	1,090	1,117
Garda World Security
8.375%, 11/15/2032 (A)	159	164
8.250%, 08/01/2032 (A)	341	350
6.000%, 06/01/2029 (A)	479	462
Gates
6.875%, 07/01/2029 (A)	1,335	1,370
GEO Group
8.625%, 04/15/2029	260	275
GFL Environmental
6.750%, 01/15/2031 (A)	318	330
4.750%, 06/15/2029 (A)	105	101
4.375%, 08/15/2029 (A)	1,198	1,131
4.000%, 08/01/2028 (A)	1,022	969
3.500%, 09/01/2028 (A)	2,860	2,690
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	445	445
5.625%, 06/01/2029 (A)	460	448
Goat Holdco LLC
6.750%, 02/01/2032 (A)	130	130
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	1,322	1,084
Graham Packaging
7.125%, 08/15/2028 (A)	312	310
Griffon
5.750%, 03/01/2028	760	753
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,283	1,283
Herc Holdings
6.625%, 06/15/2029 (A)	302	306
Hertz
12.625%, 07/15/2029 (A)	3,240	3,415
5.000%, 12/01/2029 (A)	1,172	807
4.625%, 12/01/2026 (A)	596	517
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(D)	715	143
6.000%, 01/15/2028 (A)(D)	420	79
5.500%, 10/15/2024 (A)(D)	1,573	86
Icahn Enterprises
10.000%, 11/15/2029 (A)	1,881	1,912
9.000%, 06/15/2030	3,750	3,684
5.250%, 05/15/2027	1,683	1,636
Imola Merger
4.750%, 05/15/2029 (A)	545	524
JELD-WEN
7.000%, 09/01/2032 (A)	195	175
4.875%, 12/15/2027 (A)	372	351
JetBlue Airways
9.875%, 09/20/2031 (A)	6,060	6,415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Korn Ferry
4.625%, 12/15/2027 (A)	$2,188	$2,134
LABL
10.500%, 07/15/2027 (A)	1,282	1,242
8.625%, 10/01/2031 (A)	1,276	1,153
Madison IAQ LLC
5.875%, 06/30/2029 (A)	2,372	2,287
4.125%, 06/30/2028 (A)	1,604	1,533
Masterbrand
7.000%, 07/15/2032 (A)	214	218
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	845	858
7.875%, 04/15/2027 (A)	1,535	1,558
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	229	230
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	254	259
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	189	181
Pitney Bowes
7.250%, 03/15/2029 (A)	2,930	2,937
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	305	306
3.375%, 08/31/2027 (A)	564	536
Quikrete Holdings
6.750%, 03/01/2033 (A)	2,760	2,802
6.375%, 03/01/2032 (A)	3,629	3,682
Resideo Funding
6.500%, 07/15/2032 (A)	332	335
Science Applications International
4.875%, 04/01/2028 (A)	2,963	2,859
Sensata Technologies
6.625%, 07/15/2032 (A)	904	919
Sensata Technologies BV
5.875%, 09/01/2030 (A)	400	395
4.000%, 04/15/2029 (A)	2,494	2,319
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,614
Spirit AeroSystems
9.375%, 11/30/2029 (A)	304	327
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)(D)	3,718	3,216
SS&C Technologies
6.500%, 06/01/2032 (A)	3,080	3,151
5.500%, 09/30/2027 (A)	1,160	1,155
Standard Building Solutions
6.500%, 08/15/2032 (A)	1,921	1,946
Standard Industries
4.750%, 01/15/2028 (A)	1,585	1,550
4.375%, 07/15/2030 (A)	2,399	2,241
3.375%, 01/15/2031 (A)	154	135
Terex
6.250%, 10/15/2032 (A)	421	418

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 05/15/2029 (A)	$583	$562
TransDigm
7.125%, 12/01/2031 (A)	8,470	8,734
6.750%, 08/15/2028 (A)	530	539
6.625%, 03/01/2032 (A)	3,410	3,475
6.375%, 03/01/2029 (A)	619	627
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,464	1,603
TriNet Group
7.125%, 08/15/2031 (A)	291	298
Triumph Group
9.000%, 03/15/2028 (A)	144	152
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,730	2,726
5.500%, 08/15/2026 (A)	2,062	2,047
United Airlines
4.625%, 04/15/2029 (A)	2,969	2,862
4.375%, 04/15/2026 (A)	1,668	1,647
United Rentals North America
6.125%, 03/15/2034 (A)	3,275	3,312
5.250%, 01/15/2030	1,200	1,187
4.000%, 07/15/2030	3,200	2,978
Waste Pro USA
7.000%, 02/01/2033 (A)	2,684	2,718
WESCO Distribution
7.250%, 06/15/2028 (A)	1,066	1,084
6.625%, 03/15/2032 (A)	273	279
6.375%, 03/15/2029 (A)	607	618
6.375%, 03/15/2033 (A)	455	459
Williams Scotsman
7.375%, 10/01/2031 (A)	3,976	4,142
Wilsonart LLC
11.000%, 08/15/2032 (A)	1,660	1,596
Wrangler Holdco
6.625%, 04/01/2032 (A)	691	708
XPO
7.125%, 02/01/2032 (A)	1,138	1,182

		185,478

Information Technology — 3.3%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	667
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	1,510	1,492
Amentum Escrow
7.250%, 08/01/2032 (A)	1,028	1,049
ams-OSRAM
12.250%, 03/30/2029 (A)	270	285
AthenaHealth Group
6.500%, 02/15/2030 (A)	4,338	4,209
Ciena
4.000%, 01/31/2030 (A)	1,585	1,472

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	$361	$331
Cloud Software Group, Strike Price Fixed
8.250%, 06/30/2032 (A)	3,556	3,687
6.500%, 03/31/2029 (A)	2,477	2,437
Cloud Software Group, Inc., Strike Price Fixed
9.000%, 09/30/2029 (A)	3,975	4,063
Coherent
5.000%, 12/15/2029 (A)	3,996	3,856
CommScope
8.250%, 03/01/2027 (A)	1,150	1,133
7.125%, 07/01/2028 (A)	1,680	1,594
4.750%, 09/01/2029 (A)	2,852	2,565
CommScope LLC
9.500%, 12/15/2031 (A)	2,328	2,424
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	25	24
Diebold Nixdorf
7.750%, 03/31/2030 (A)	99	103
Elastic
4.125%, 07/15/2029 (A)	1,544	1,457
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,828	1,840
Entegris
5.950%, 06/15/2030 (A)	569	570
4.750%, 04/15/2029 (A)	2,009	1,942
4.375%, 04/15/2028 (A)	595	573
3.625%, 05/01/2029 (A)	1,356	1,257
Gen Digital
6.250%, 04/01/2033 (A)	762	763
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,195	2,034
McAfee
7.375%, 02/15/2030 (A)	4,961	4,834
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	10,706	–
NCR Atleos
9.500%, 04/01/2029 (A)	3,205	3,499
NCR Voyix
5.125%, 04/15/2029 (A)	411	395
5.000%, 10/01/2028 (A)	203	197
ON Semiconductor
3.875%, 09/01/2028 (A)	3,099	2,931
Open Text Holdings
4.125%, 02/15/2030 (A)	2,233	2,062
PTC
4.000%, 02/15/2028 (A)	2,481	2,391
RingCentral
8.500%, 08/15/2030 (A)	398	420
Seagate HDD Cayman
8.500%, 07/15/2031	108	116
8.250%, 12/15/2029	270	289

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 07/15/2031	$1,856	$1,543
Synaptics
4.000%, 06/15/2029 (A)	2,167	2,006
UKG
6.875%, 02/01/2031 (A)	1,794	1,841
Western Digital Corp
4.750%, 02/15/2026	1,417	1,402
Xerox Holdings
8.875%, 11/30/2029 (A)	301	248

		66,001

Materials — 6.4%
ASP Unifrax Holdings
7.100%, 09/30/2029 (A)	4,815	2,817
ATI
7.250%, 08/15/2030	239	248
5.875%, 12/01/2027	276	276
5.125%, 10/01/2031	195	185
4.875%, 10/01/2029	267	257
Avient
6.250%, 11/01/2031 (A)	1,502	1,506
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	2,862	2,981
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	1,348	1,332
3.375%, 02/15/2029 (A)	2,735	2,525
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	5,065	4,761
Ball
3.125%, 09/15/2031	2,885	2,506
2.875%, 08/15/2030	3,555	3,119
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	479
Carpenter Technology
7.625%, 03/15/2030	103	106
6.375%, 07/15/2028	281	282
Celanese US Holdings LLC
6.950%, 11/15/2033	1,371	1,466
6.629%, 07/15/2032	2,101	2,192
CF Industries
5.150%, 03/15/2034	1,720	1,687
Chemours
8.000%, 01/15/2033 (A)	183	180
5.750%, 11/15/2028 (A)	2,927	2,777
4.625%, 11/15/2029 (A)	1,761	1,565
Cleveland-Cliffs
7.500%, 09/15/2031 (A)	164	167
7.375%, 05/01/2033 (A)	902	906
7.000%, 03/15/2032 (A)	2,440	2,450
6.875%, 11/01/2029 (A)	1,209	1,215
6.750%, 04/15/2030 (A)	381	381
4.625%, 03/01/2029 (A)	370	345

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Compass Minerals International
6.750%, 12/01/2027 (A)	$1,060	$1,053
Constellium
3.750%, 04/15/2029 (A)	1,378	1,269
Cornerstone Chemical Co LLC
15.000%, 12/06/2028 (B)	5,487	5,487
10.250%, 09/01/2027 (A)(B)(D)	567	567
CVR Partners
6.125%, 06/15/2028 (A)	1,771	1,739
Domtar
6.750%, 10/01/2028 (A)	6,165	5,719
Element Solutions
3.875%, 09/01/2028 (A)	619	589
ERO Copper
6.500%, 02/15/2030 (A)	2,640	2,584
First Quantum Minerals
9.375%, 03/01/2029 (A)	870	928
8.625%, 06/01/2031 (A)	5,385	5,612
8.000%, 03/01/2033 (A)	635	647
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	991	967
4.375%, 04/01/2031 (A)	794	728
Freeport-McMoRan
5.450%, 03/15/2043	1,150	1,096
5.400%, 11/14/2034	1,281	1,290
Graphic Packaging International LLC
3.750%, 02/01/2030 (A)	800	736
INEOS Finance
7.500%, 04/15/2029 (A)	1,808	1,856
6.750%, 05/15/2028 (A)	200	202
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	261
Innophos Holdings
11.500%, 06/15/2029 (A)	4,673	4,953
Ivanhoe Mines
7.875%, 01/23/2030 (A)	2,750	2,767
Martin Marietta Materials
4.250%, 12/15/2047	1,195	999
Methanex
5.250%, 12/15/2029	1,605	1,567
Methanex US Operations
6.250%, 03/15/2032 (A)	340	341
Mineral Resources MTN
8.500%, 05/01/2030 (A)	2,320	2,345
Mountain Province Diamonds, Inc.
9.000%, 12/15/2027 (A)(B)	2,609	2,458
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (A)(B)(C)(D)	2,835	99
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)(G)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	265	286
8.500%, 11/15/2028 (A)	761	807

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 06/01/2027 (A)	$875	$870
4.250%, 05/15/2029 (A)	440	418
Novelis
6.875%, 01/30/2030 (A)	76	78
4.750%, 01/30/2030 (A)	1,093	1,030
3.250%, 11/15/2026 (A)	2,129	2,065
OCI
6.700%, 03/16/2033 (A)	2,408	2,542
OI European Group BV
4.750%, 02/15/2030 (A)	422	388
Owens-Brockway Glass Container
7.250%, 05/15/2031 (A)	2,743	2,697
6.625%, 05/13/2027 (A)	102	102
Rain Carbon
12.250%, 09/01/2029 (A)	4,155	4,407
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	49	49
Samarco Mineracao
9.000%cash/0% PIK, 06/30/2031	1,390	1,375
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	3,118	3,089
4.875%, 05/01/2028 (A)	1,873	1,805
Scotts Miracle-Gro
5.250%, 12/15/2026	121	120
4.500%, 10/15/2029	764	719
4.375%, 02/01/2032	451	404
4.000%, 04/01/2031	524	467
Sealed Air
6.500%, 07/15/2032 (A)	1,763	1,807
6.125%, 02/01/2028 (A)	1,494	1,508
Taseko Mines
8.250%, 05/01/2030 (A)	1,897	1,969
TriMas
4.125%, 04/15/2029 (A)	528	494
Trinseo Luxco Finance SPV Sarl
7.625%, 05/03/2029 (A)	1,040	775
Tronox
4.625%, 03/15/2029 (A)	7,478	6,692
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	3,466	3,175
4.875%, 06/15/2027 (A)	614	598

		128,306

Real Estate — 2.5%
Anywhere Real Estate Group LLC
7.000%, 04/15/2030 (A)	2,939	2,714
5.250%, 04/15/2030 (A)	685	543
Diversified Healthcare Trust
4.750%, 02/15/2028	495	441
4.375%, 03/01/2031	6,360	5,058
Iron Mountain
6.250%, 01/15/2033 (A)	43	43
5.250%, 03/15/2028 (A)	281	277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 07/15/2030 (A)	$4,635	$4,475
5.000%, 07/15/2028 (A)	445	436
4.875%, 09/15/2027 (A)	410	404
4.875%, 09/15/2029 (A)	3,356	3,233
4.500%, 02/15/2031 (A)	120	111
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	2,289	2,146
MPT Operating Partnership
8.500%, 02/15/2032 (A)	1,135	1,165
5.000%, 10/15/2027	805	724
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	273	287
4.625%, 03/15/2030 (A)	330	308
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,822
RHP Hotel Properties
7.250%, 07/15/2028 (A)	173	179
6.500%, 04/01/2032 (A)	425	431
4.750%, 10/15/2027	1,042	1,020
4.500%, 02/15/2029 (A)	687	658
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	542	497
3.750%, 07/01/2026 (A)	2,073	2,035
Service Properties Trust
5.500%, 12/15/2027	1,350	1,315
4.950%, 02/15/2027	665	649
4.950%, 10/01/2029	915	767
4.375%, 02/15/2030	2,685	2,170
3.950%, 01/15/2028	140	125
Uniti Group
10.500%, 02/15/2028 (A)	3,848	4,109
6.500%, 02/15/2029 (A)	5,337	4,959
6.000%, 01/15/2030 (A)	2,942	2,646
VICI Properties
4.625%, 12/01/2029 (A)	249	242
4.500%, 09/01/2026 (A)	225	223
4.250%, 12/01/2026 (A)	500	494
3.750%, 02/15/2027 (A)	670	655
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (A)	411	410
4.125%, 08/15/2030 (A)	1,596	1,503

		49,274

Utilities — 2.4%
Alpha Generation LLC
6.750%, 10/15/2032 (A)	2,383	2,417
AmeriGas Partners
9.375%, 06/01/2028 (A)	235	237
5.875%, 08/20/2026	260	260
5.500%, 05/20/2025	54	54
Calpine
5.000%, 02/01/2031 (A)	2,355	2,266

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 02/01/2029 (A)	$330	$316
4.500%, 02/15/2028 (A)	3,805	3,722
Edison International
8.125%, H15T5Y + 3.864%, 06/15/2053 (E)	1,380	1,360
5.250%, 03/15/2032	3,777	3,580
NRG Energy
10.250%, H15T5Y + 5.920%(A)(E)(F)	1,863	2,078
7.000%, 03/15/2033 (A)	413	449
6.250%, 11/01/2034 (A)	5,124	5,142
6.000%, 02/01/2033 (A)	256	253
5.250%, 06/15/2029 (A)	701	687
3.875%, 02/15/2032 (A)	56	50
3.625%, 02/15/2031 (A)	3,299	2,944
3.375%, 02/15/2029 (A)	575	529
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,821	1,725
PG&E
5.250%, 07/01/2030	4,105	3,940
Pike
8.625%, 01/31/2031 (A)	113	122
5.500%, 09/01/2028 (A)	355	347
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	2,550	2,726
Vistra
8.000%, H15T5Y + 6.930%(A)(E)(F)	2,673	2,749
7.000%, H15T5Y + 5.740%(A)(E)(F)	320	325
Vistra Operations LLC
7.750%, 10/15/2031 (A)	550	581
6.875%, 04/15/2032 (A)	2,918	3,011
5.625%, 02/15/2027 (A)	1,171	1,171
5.000%, 07/31/2027 (A)	2,361	2,332
4.375%, 05/01/2029 (A)	1,219	1,164
4.300%, 07/15/2029 (A)	559	543
XPLR Infrastructure Operating Partners
7.250%, 01/15/2029 (A)	2,124	2,110

		49,190

Total Corporate Obligations
(Cost $1,575,821) ($ Thousands)		1,521,650

LOAN PARTICIPATIONS — 10.2%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.305%, CME Term SOFR + 4.750%, 04/20/2028 (E)	796	812
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
9.291%, CME Term SOFR + 5.000%, 08/18/2028 (E)	1,526	1,530

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.840%, CME Term SOFR + 4.250%, 05/17/2028 (E)	$520	$388
Adient, Term Loan B2
6.574%, 01/31/2031 (E)	328	327
Ahead DB Holdings, LLC, Term B-3 Loan, 1st Lien
7.329%, CME Term SOFR + 3.500%, 02/01/2031 (E)	451	452
Alvogen Pharma US, Inc., June 2022 Loan, 1st Lien
12.924%, CME Term SOFR + 7.500%, 06/30/2025 (E)(H)	2,625	2,310
AMC Entertainment, Term Loan, 1st Lien
0.000%, 01/04/2029 (C)(H)	2,755	2,797
AmWINS Group, Inc., Initial Term Loan
6.574%, CME Term SOFR + 2.250%, 01/30/2032 (E)(H)	2,583	2,578
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.424%, CME Term SOFR + 4.000%, 11/24/2027 (E)(H)	848	840
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.688%, CME Term SOFR + 3.250%, 12/23/2026 (E)	904	903
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 02/15/2029 (E)(H)	105	105
Avaya Inc., Initial Term Loan, 1st Lien
11.812%, CME Term SOFR + 7.500%, 08/01/2028 (A)(E)(G)(H)	7,256	5,971
Bally's Corporation, Term B Facility Loan, 1st Lien
7.802%, CME Term SOFR + 3.250%, 10/02/2028 (E)	1,258	1,178
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
9.674%, CME Term SOFR + 5.250%, 02/01/2027 (E)(H)	2,815	2,797
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.052%, CME Term SOFR + 2.750%, 10/16/2031 (E)	179	179
Blue Triton, Term Loan B
6.565%, 03/31/2028	369	370
BW Holding, Inc., Initial Term Loan, 1st Lien
8.463%, CME Term SOFR + 4.000%, 12/14/2028 (E)(H)	1,811	1,516
Byju's, New Money Term Loan, 1st Lien
12.357%, 04/24/2026	27	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Byju's, Term Loan, 1st Lien
15.500%, CME Term SOFR + 8.000%, 11/24/2026 (D)(E)	$2,985	$293
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
6.563%, CME Term SOFR + 2.250%, 02/06/2031 (E)	1,533	1,533
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
10.000%, LIBOR + 3.500%, 12/04/2026 (E)	798	796
Carestream Health, Inc., Term Loan, 1st Lien
11.929%, CME Term SOFR + 7.500%, 09/30/2027 (E)	2,607	1,766
Castle US Holding Corp., Incremental Term B Loan, 1st Lien
8.776%, CME Term SOFR + 4.000%, 01/29/2027 (E)	1,555	950
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
8.325%, CME Term SOFR + 3.750%, 01/29/2027 (E)	1,448	895
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
13.076%, CME Term SOFR + 8.750%, 12/31/2029 (B)(E)	1,743	1,743
Cineworld, Term Loan B, First Lien
9.559%, 10/31/2031	250	249
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.173%, CME Term SOFR + 6.500%, 12/18/2026 (E)	1,950	1,521
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.438%, CME Term SOFR + 4.000%, 08/21/2028 (E)	74	74
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 03/30/2029 (E)	1,702	1,706
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.079%, CME Term SOFR + 3.750%, 03/21/2031 (E)	1,047	1,050
8.079%, CME Term SOFR + 3.750%, 03/21/2031 (E)	3	3
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.590%, CME Term SOFR + 5.000%, 09/18/2026 (E)	967	971

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.929%, CME Term SOFR + 3.500%, 06/18/2029 (E)	$1,374	$1,264
CommerceHub, Inc., Initial Term Loan, 1st Lien
8.458%, CME Term SOFR + 4.000%, 12/29/2027 (E)	1,386	1,352
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.188%, CME Term SOFR + 3.750%, 05/17/2028 (E)	327	299
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
7.938%, CME Term SOFR + 3.500%, 10/02/2027 (E)	2,121	2,111
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.174%, CME Term SOFR + 3.750%, 11/23/2027 (E)(H)	1,277	1,214
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
8.812%, CME Term SOFR + 4.500%, 01/18/2028 (E)	247	242
Curian Global Inc., 2021 Term Loan, 1st Lien
8.174%, 08/30/2026	1,273	1,196
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.340%, CME Term SOFR + 3.750%, 10/04/2028 (E)	584	550
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.552%, CME Term SOFR + 5.000%, 08/02/2027 (E)	294	294
Dominion Diamond, Term Loan, 2nd Lien
10.000%, 06/30/2026 (B)	1,216	1,216
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 01/18/2029 (E)	1,737	1,734
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.938%, CME Term SOFR + 7.500%, 11/23/2026 (B)(E)	3,891	3,840
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
9.074%, CME Term SOFR + 5.000%, 11/22/2032 (E)	2,750	2,800
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
6.829%, CME Term SOFR + 2.500%, 08/04/2031 (E)(H)	322	321
Endeavor Group Holdings, Inc., Term Loan B
0.000%, 01/27/2032 (C)(E)(H)	1,445	1,450

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.324%, CME Term SOFR + 4.000%, 04/23/2031 (E)	$2,698	$2,698
Envestnet, Term Loan, 1st Lien
7.791%, 09/19/2031	380	382
Envision Healthcare Corporation, Term Loan, 1st Lien
12.567%, 12/30/2027	1,417	1,427
Epic Crude Services, LP, Term Loan, 1st Lien
7.302%, CME Term SOFR + 3.000%, 10/10/2031 (E)	228	228
First Advantage Holdings, LLC, Term B-2 Loan, 1st Lien
7.574%, CME Term SOFR + 3.250%, 09/19/2031 (E)	348	349
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.892%, CME Term SOFR + 2.500%, 07/21/2028 (E)	415	414
First Student Bidco Inc., TLB-2 Loan, 1st Lien
6.892%, 07/21/2028	525	524
Fitness International, LLC, Term B Loan
9.574%, 02/05/2029	1,087	1,099
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
9.840%, CME Term SOFR + 5.250%, 11/01/2028 (E)(H)	2,068	1,332
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
7.555%, 11/16/2026	1,661	1,657
GatesAir, Term Loan
13.905%, 08/01/2027 (B)(G)	1,805	1,789
Genesys Cloud Services Holdings I, LLC, Initial 2025 Dollar Term Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 01/30/2032 (E)	1,231	1,224
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.790%, CME Term SOFR + 4.750%, 10/31/2028 (E)(H)	3,543	3,539
Graftech, Delayed Term Loan
0.375%, 10/10/2031	157	5
Graftech, Term Loan, 1st Lien
9.337%, 11/11/2029	274	283
Graham Packaging, Term Loan, 1st Lien
6.824%, 08/04/2027	460	460
Harrah's Oklahoma, Term Loan, 1st Lien
13.305%, 10/10/2030	1,994	1,984
HIG Finance 2 Limited, 2024-3 Dollar Refinancing Term Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 02/15/2031 (E)	1,772	1,767

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.315%, CME Term SOFR + 5.000%, 11/12/2032 (E)	$1,870	$1,892
Instructure Holdings, Inc., Term Loan, 1st Lien
7.315%, 09/11/2031	310	309
JC Penney, Term Loan, 1st Lien
5.250%, CME Term SOFR + 4.250%, 06/21/2024 (B)(D)(E)	3,751	—
Johnstone Supply, LLC, 2024-1 Incremental Term Loan
6.820%, 06/09/2031	1,183	1,178
Jump Financial, LLC, Term Loan, 1st Lien
9.365%, CME Term SOFR + 4.500%, 08/07/2028 (E)	3,022	3,014
Kidde Global, Term Loan B, 1st Lien
8.559%, 10/10/2031	496	484
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.424%, CME Term SOFR + 5.000%, 10/29/2028 (E)(H)	1,821	1,682
Lannett Company, Inc., Term Loan
2.000%, 06/16/2030 (B)	880	880
Level 3, Term Loan B-1, 1st Lien
0.000%, 04/15/2029 (C)(H)	2,760	2,788
Libbey Glass, LLC, Incremental Term Loan
10.950%, 11/22/2027	2,591	2,513
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.922%, CME Term SOFR + 6.500%, 12/31/2026 (E)(H)	14,007	6,723
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
10.041%, CME Term SOFR + 5.750%, 01/29/2027 (E)	3,214	3,245
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
10.041%, CME Term SOFR + 5.750%, 01/29/2027 (E)	183	184
Lumen Technologies, Term Loan B-1
6.788%, 04/15/2029 (E)(H)	1,470	1,383
Lumen Technologies, Term Loan B-2
6.788%, 04/15/2030	900	844
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.762%, CME Term SOFR + 2.750%, 06/21/2028 (E)	428	428
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.301%, CME Term SOFR + 6.750%, 07/27/2028 (E)(H)	2,554	2,308
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
12.301%, CME Term SOFR + 1.500%, 07/27/2028 (E)(H)	4,116	2,146

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mavenir Systems, Inc., Ammendment 3 Term Loan, 1st Lien
14.260%, 03/14/2025	$482	$482
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.444%, CME Term SOFR + 10.000%, 03/14/2025 (B)(E)	168	168
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.254%, CME Term SOFR + 10.000%, 03/14/2025 (B)(E)	521	521
10.063%, CME Term SOFR + 5.750%, 08/18/2028 (B)(E)(G)	679	472
9.325%, CME Term SOFR + 4.750%, 08/18/2028 (B)(E)(G)	7,597	5,280
Mavenir Systems, Inc., Term Loan, 1st Lien
14.423%, 01/31/2025	644	644
14.396%, 03/14/2025 (B)	238	238
Medimpact Healthcare, Cov-Lite Delayes Term Loan, 1st Lien
11.662%, 03/31/2028 (H)	215	217
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 10/23/2028 (E)	979	980
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.574%, CME Term SOFR + 4.250%, 05/03/2028 (E)	649	634
MI Windows and Doors, LLC, Term B-2 Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 03/28/2031 (E)	199	199
MLN US HoldCo LLC, Term B Loan, 1st Lien
8.953%, CME Term SOFR + 4.500%, 11/30/2025 (E)	1,157	4
Mountaineer Merger Corp, Term Loan, 1st Lien
11.549%, CME Term SOFR + 7.000%, 10/26/2028 (E)	2,699	2,159
Naked Juice LLC, Initial Term Loan, 1st Lien
7.429%, CME Term SOFR + 3.250%, 01/24/2029 (E)	2,701	1,628
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 07/18/2031 (E)	502	501
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
10.075%, CME Term SOFR + 4.000%, 08/19/2026 (E)	209	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
9.325%, CME Term SOFR + 3.250%, 08/19/2026 (E)	$2,877	$2,655
New Fortress Energy Inc, Term Loan, 1st Lien
0.000%, 10/27/2028 (C)(H)	775	714
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
10.674%, CME Term SOFR + 6.250%, 11/05/2029 (E)	1,140	1,137
Nutrisystem, Term Loan A, 1st Lien
9.438%, 04/19/2030 (H)	1,124	1,097
Nutrisystem, Term Loan B, 1st Lien
10.688%, 10/19/2030 (H)	2,611	1,803
Obra, Termloan, 1st Lien
11.930%, 06/21/2029 (B)	1,779	1,732
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.309%, CME Term SOFR + 3.000%, 07/31/2028 (E)	1,613	1,607
Ovation Parent, Inc., Initial Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 04/21/2031 (E)	373	373
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.824%, CME Term SOFR + 2.500%, 11/15/2028 (E)	309	310
Park River Holdings, Inc., Initial Term Loan, 1st Lien
7.822%, CME Term SOFR + 3.250%, 12/28/2027 (E)	223	216
Pasadena Performance Products, LLC, Term B Loan
7.752%, 03/01/2032 (H)	1,205	1,205
Perforce Software, Inc, 2024-1 Refinancing Term Loan, 1st Lien
9.062%, 07/02/2029	1,740	1,680
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
7.840%, CME Term SOFR + 3.250%, 03/03/2028 (E)(H)	770	709
PetSmart LLC, Initial Term Loan, 1st Lien
8.174%, CME Term SOFR + 3.750%, 02/11/2028 (E)	60	59
Ply Gem, Term Loan, 1st Lien
7.662%, 04/12/2028 (H)	1,411	1,306
Polar US Borrower, LLC, Term B-1-A Loan
9.900%, 10/16/2028	2,336	1,402
Premier Brands Group, Term Loan B-1
12.812%, 12/17/2029	1,381	1,381

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.189%, CME Term SOFR + 3.899%, 10/02/2028 (E)(H)	$2,693	$1,864
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.691%, CME Term SOFR + 4.250%, 02/01/2029 (E)	2,223	1,192
Radiology Partners, Inc., Term B Loan, 1st Lien
8.090%, CME Term SOFR + 5.000%, 01/31/2029 (E)	1,353	1,326
Raven Acquisition Holdings, LLC, Delayed Term Loan
0.000%, 10/24/2031 (C)	17	—
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.574%, CME Term SOFR + 3.250%, 11/19/2031 (E)	244	243
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.574%, CME Term SOFR + 4.250%, 11/28/2028 (E)	303	304
Serta Simmons Bedding, Initial Term Loan, 1st Lien
11.943%, CME Term SOFR + 7.500%, 06/29/2028 (E)	85	79
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
9.329%, CME Term SOFR + 1.000%, 10/01/2027 (E)	304	274
Sinclair Television, Cov-Lite Term Loan B, 1st Lien
7.426%, 04/01/2028 (E)	1,460	1,229
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
8.174%, CME Term SOFR + 3.750%, 10/15/2028 (E)	444	440
Spectrum Group Buyer, Inc., Refinancing Term Loan
11.291%, 05/19/2028	2,333	1,881
Spirit Airlines, Term Loan, 1st Lien
11.322%, 12/09/2034	1,028	1,023
Springs Window Fashion, Term Loan, 1st Lien
8.824%, 10/06/2028	195	197
SPX Flow, Term Loan, 1st Lien
0.000%, 04/05/2029 (C)	246	247
Star Parent, Inc., Term Loan, 1st Lien
8.329%, CME Term SOFR + 3.750%, 09/27/2030 (E)	174	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Station Casinos LLC, Term B Facility, 1st Lien
6.324%, CME Term SOFR + 2.250%, 03/14/2031 (E)	$1,237	$1,235
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
9.074%, CME Term SOFR + 4.750%, 03/15/2030 (E)	853	852
SWF Holdings, Term Loan
0.000%, 12/19/2029 (C)	260	2
SWF Holdings, Term Loan A-2
8.438%, 10/06/2028 (H)	2,074	1,773
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.537%, CME Term SOFR + 5.250%, 03/02/2027 (E)	6,659	6,514
Thunder Generation Funding, LLC, Term Loan, 1st Lien
7.329%, CME Term SOFR + 3.000%, 10/03/2031 (B)(E)	1,403	1,406
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
7.324%, 03/15/2030	166	164
Traverse Midstream Partners LLC, Advance, 1st Lien
8.085%, CME Term SOFR + 3.500%, 02/16/2028 (E)	1,516	1,521
Truist Insurance Holdings, Term Loan, 1st Lien
9.079%, CME Term SOFR + 4.750%, 05/06/2032 (E)(H)	190	192
Twitter, Term Loan, 1st Lien
0.001%, 02/14/2030 (H)	7,684	7,845
0.000%, 10/27/2029 (C)(H)	1,414	1,410
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.438%, CME Term SOFR + 5.000%, 06/20/2028 (E)	601	547
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
7.300%, CME Term SOFR + 3.000%, 02/10/2031 (E)	154	154
Varsity Brand, Term Loan B, 1st Lien
8.068%, CME Term SOFR + 3.750%, 08/26/2031 (E)	3,141	3,139
Venator, Term Loan B, 1st Lien
14.329%, 07/16/2026	211	211
Venator, Term Loan, 1st Lien
14.656%, 10/12/2028	332	331
14.647%, 01/16/2026	203	203
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.583%, CME Term SOFR + 4.000%, 08/20/2025 (E)(H)	2,886	2,741

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Victra Holdings, LLC, Incremental Term Loan
9.562%, CME Term SOFR + 5.250%, 03/31/2029 (E)	$2,491	$2,499
Victra, Term Loan, 1st Lien
0.000%, 03/31/2029 (C)	32	32
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
7.579%, CME Term SOFR + 3.250%, 09/22/2028 (E)	70	70
Wargam, Term Loan, 1st Lien
13.674%, 06/30/2028 (B)	2,424	2,509
Waterbridge, Term Loan B, 1st Lien
9.077%, CME Term SOFR + 4.750%, 06/21/2029 (E)	2,713	2,702
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.559%, CME Term SOFR + 2.250%, 01/27/2031 (E)	1,571	1,568
White Cap Buyer LLC, Term Loan, 1st Lien
7.574%, 10/19/2029	768	766
WideOpenWest, Super-Senior Second Out Term Loan, 1st Lien
0.000%, 12/11/2028 (C)	1,782	1,559
Xplornet Communications Inc., Second Out Take Back Term Loan, 1st Lien
6.147%, 10/24/2031	1,334	1,058
Xplornet Communications Inc., Super Senior First Out Term Loan, 1st Lien
9.552%, 10/24/2029	394	383
Zayo Group Holdings, Inc., Incremental Term Loan
8.574%, CME Term SOFR + 4.250%, 03/09/2027 (E)	2,619	2,518
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.074%, CME Term SOFR + 2.750%, 09/28/2029 (E)	543	538
Zelis, Term Loan B, 1st Lien
7.574%, 10/25/2031	1,715	1,708

Total Loan Participations
(Cost $218,093) ($ Thousands)		203,998

ASSET-BACKED SECURITIES — 8.3%
Other Asset-Backed Securities — 8.3%

Ares LXXIV CLO, Ser 2024-74A, Cl SUB
0.000%, 10/15/2037 (A)(B)(C)(E)	3,724	3,171
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.165%, TSFR3M + 8.862%, 04/17/2033 (A)(E)	2,304	2,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(C)(E)	$4,378	$767
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(C)(E)	6,380	2,794
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(C)(E)	10,431	3,129
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(C)(E)	8,633	1,019
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(C)(E)	6,147	2,591
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(E)	9,480	3,749
Battalion CLO XVI, Ser 2024-16A, Cl CR2
6.440%, TSFR3M + 2.000%, 01/20/2038 (A)(E)	431	432
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.530%, TSFR3M + 7.090%, 01/20/2038 (A)(E)	392	395
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (B)(C)(E)	21,391	9,423
Battalion CLO XX, Ser 2025-20A, Cl ER
0.000%, 04/15/2038 (A)(C)(E)	1,580	1,580
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(E)	2,640	121
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(I)	6,657	2,946
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(I)	22,286	6,229
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (B)(C)	13,783	5,674
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
12.093%, TSFR3M + 7.800%, 07/20/2037 (A)(E)	100	100
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(C)(E)	9,535	3,944
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(C)(E)	9,035	407
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (B)(C)	9,000	1,427
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(C)(E)	10,939	6,179
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(B)(C)(E)	4,836	4,300
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(B)(C)(E)	17,880	6,288

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(C)(E)	$6,048	$4,164
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(C)(E)	3,469	2,777
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (B)(C)	4,843	3,450
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(C)(E)	3,653	658
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(C)(E)	5,673	596
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(B)(C)(E)	21,812	3,736
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(C)(E)	6,015	2,331
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(B)(C)(E)	2,151	1,592
LCM Ltd
0.000%, 01/20/2032 (B)(C)	1,998	840
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(C)(E)	4,865	5
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(B)(C)(E)	3,245	2,596
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(B)(C)(E)	5,235	1,675
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (B)(C) (J)	3,394	1,660
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (B)(C) (J)	5,795	3,339
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(C)(E)	1,780	979
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(E)	23	7
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(C)(E)	9,028	1,471
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.935%, TSFR3M + 7.642%, 04/20/2030 (A)(E)	3,450	3,274
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(B)(C)(E)	3,797	1,481
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(B)(C)(E)	1,876	1,372
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (B)(C)	12,027	7,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(C)(E)	$13,119	$6,903
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(C)(E)	7,377	3,098
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(B)(C)(E)	9,389	3,098
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(E)	9,217	5,162
TCW CLO, Ser 2024-1A, Cl ER3
12.000%, TSFR3M + 7.470%, 10/25/2035 (A)(E)	1,731	1,736
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (B)(C) (J)	8,523	4,262
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(C)(E)	15,819	1,740
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(C)(E)	2,950	–
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(C)(E)	2,865	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(C)(E)	5,750	72
VOYA CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(E)	8,134	5,897
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(E)	9,667	8,675
Wind River
0.000%, (B)(C) (J)	19,320	7,786
Wind River CLO, Ser 2025-3A, Cl ER
0.000%, 04/20/2038 (A)(C)(E)	3,376	3,376

Total Asset-Backed Securities
(Cost $70,091) ($ Thousands)		166,146

	Shares
COMMON STOCK — 1.6%
21st Century Oncology *(B)	22,017	351
Air Methods *(B)(G)	3,394	416
Aquity Holdings Inc *(B)	89,545	14
Arctic Canadian Diamond Co. *(B)	1,633	149
Audacy *(B)	13,147	219
Avaya Inc. *(B)(G)	205,996	1,219
Beasley Broadcast Group Inc. *(B)	4,344	28
Burgundy Diamond Mines *	2,701,454	86
Carestream Health Holdings Inc *(B)	123,791	1,999
CHC Group LLC *	1,444	—
Chesapeake Energy Corp	3,926	388
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	83
Cornerstone Chemical Co *(B)	269,066	5,478
Endo Inc *	22,316	632
Endo Trust *(B)	45,275	23
Envision Healthcare *(G)	258,960	3,086
Enviva Inc. *	236,520	4,287
Frontier Communications Parent Inc *	8,108	292

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guitar Center *(B)(G)	24,502	$2,713
Gulfport Energy Corp *	5,226	887
Gymboree Corp *(B)(G)	18,542	—
Gymboree Holding Corp *(B)(G)	52,848	—
iHeartMedia Inc, Cl A *	14,876	26
Intelsat Emergene SA *(B)	45,143	1,140
Lannett *(B)	142,313	313
Mallinckrodt PLC *(B)	7,431	708
Medical Card Systems *(B)	395,653	124
Monitronics International *(B)	9,156	110
MYT Holding LLC *(B)	461,765	115
Neiman Marcus Group *(B)	1,051	142
Nine West *(B)(G)	163,718	273
Parker Drilling Co *(B)	143,734	1,740
Rite Aid *(B)	4,517	—
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	173
SSB Equipment Company *(B)	20,716	—
Venator Materials *	696	313
VICI Properties Inc, Cl A ‡	36,060	1,172
WeWork Inc *(B)	128,413	1,892
Xplore Inc *	80,882	843

Total Common Stock
(Cost $41,662) ($ Thousands)		31,437

PREFERRED STOCK — 0.6%
Claire's Stores Inc, 0.000% **(B)(C)(F)	1,704	979
Federal National Mortgage Association, 8.250% **(E)(F)	17,175	198
FHLMC, 4.855% **(E)(F)	29,819	494
FNMA, 0.000% **(C)(E)(F)	43,993	750
Foresight, 0.000% **(B)(C)(F)	60,593	485
Guitar Center Inc, 0.000% **(B)(C)(F)(G)	782	74
MYT Holding LLC, 10.000% (F)	516,164	516
Osaic Financial Services, 6.500% (F)	102,399	2,174
Syniverse, 0.000% **(B)(C)(F)	5,476,578	5,389

Total Preferred Stock
(Cost $11,002) ($ Thousands)		11,059
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.5%
Anywhere Real Estate Group LLC
0.250%, 06/15/2026	$1,362	1,277
DISH Network
0.000%, 12/15/2025(I)	2,122	1,931
Finance of America Funding LLC
10.000%, 11/30/2029(A)	2,402	2,616
JetBlue Airways
2.500%, 09/01/2029(A)	1,267	1,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Interactive LLC
4.000%, 11/15/2029	$202	$58
3.750%, 02/15/2030	4,112	1,192
Lucid Group
1.250%, 12/15/2026(A)	935	746
North Sea Natural Resources
0.000%, 01/23/2028(B)(C)	889	89
0.000%, 01/23/2028(B)(C)	118	12
0.000%, 01/23/2028(B)(C)	47	4
Rite Aid
0.000%, 12/31/2049(B)(C)	451	–
Silver Airways LLC
16.000%, 12/31/2027(B)	6,774	–
16.000%, 01/07/2028(B)	892	–
16.000%cash/0% PIK, 01/07/2028(B)	2,022	–
Tacora
13.000%, 09/19/2031(B)	94	94

Total Convertible Bonds
(Cost $21,042) ($ Thousands)		9,622

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes
4.250%, 11/15/2034	2,720	2,731
4.125%, 10/31/2029	1,365	1,371

Total U.S. Treasury Obligations
(Cost $4,030) ($ Thousands)		4,102

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(B)(G)	29,827	1,909
Audacy
Strike Price $– *‡‡(B)	16,737	–
Audacy*‡‡	1,535	–
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(B)(G)	5,960	220
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(B)(G)	6,486	87
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(B)(G)	526	7
Intelsat
Strike Price $– *‡‡(B)(G)	6	–
Mavenir*‡‡	1,198,040	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(B)	6,679	–
Silver Airways
Strike Price $– *‡‡(B)	3	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Tacora
Strike Price $– *‡‡(B)	26,080	$26

Total Warrants
(Cost $1,090) ($ Thousands)		2,249

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	74,644,348	$74,644
Total Cash Equivalent
(Cost $74,644) ($ Thousands)		74,644
Total Investments in Securities — 101.1%
(Cost $2,017,475) ($ Thousands)		$2,024,907

A list of the open forward foreign currency contracts held by the Fund at February 28, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/13/25	AUD	466	USD	302	$12
Barclays PLC	03/13/25	CAD	1,215	USD	864	20
						$32

Percentages are based on Net Assets of $2,003,816 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $1,427,114 ($ Thousands), representing 71.2% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.

(D)	Security is in default on interest payment.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)

Security considered restricted, excluding 144A. The total market value of such securities as of February 28, 2025 was $23,516 ($ Thousands) and represented 1.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.
(J)	No maturity date available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$50,114	$679,325	$(654,795)	$—	$—	$74,644	$2,429	$—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at February 28, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Northwest Acquisitions ULC	$3,290	10/2/2019	$2,311	$–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	7,256	4/27/2023	6,755	5,971
GatesAir, Term Loan	1,805	8/9/2022	1,776	1,789
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	679	7/13/2022	643	472
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	7,597	8/17/2021	6,516	5,280
Common Stock
Air Methods	3,394	1/8/2024	76	416
Avaya Inc.	205,996	5/5/2023	3,051	1,219
Envision Healthcare	258,960	1/18/2024	2,201	3,086
Guitar Center	24,502	1/8/2021	3,105	2,713
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Nine West	163,718	5/20/2019	3,479	273
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	74
Warrants
Air Methods	8,504	3/27/2024	198	1,041
Air Methods	21,323	1/8/2024	286	868
Guitar Center Tranche I	5,960	1/8/2021	328	220
Guitar Center Tranche II	6,486	1/8/2021	233	87
Guitar Center Tranche III	526	1/8/2021	19	7
Intelsat	6	3/3/2022	–	–
			$32,241	$23,516

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 59.0%
Communication Services — 6.8%
America Movil
6.125%, 03/30/2040	$200	$212
AT&T
3.800%, 12/01/2057	2,745	1,971
3.650%, 06/01/2051	160	116
3.650%, 09/15/2059	1,056	729
3.550%, 09/15/2055	1,205	836
3.500%, 06/01/2041	25	20
3.500%, 09/15/2053	1,301	906
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	508	494
5.750%, 04/01/2048	526	466
5.500%, 04/01/2063	320	264
5.375%, 05/01/2047	1,019	860
5.125%, 07/01/2049	160	130
4.800%, 03/01/2050	175	135
4.400%, 12/01/2061	90	62
3.900%, 06/01/2052	160	106
3.850%, 04/01/2061	520	324
3.700%, 04/01/2051	250	162
3.500%, 06/01/2041	80	56
Comcast
5.650%, 06/01/2054	130	129
5.500%, 05/15/2064	35	33
4.049%, 11/01/2052	150	116
3.969%, 11/01/2047	788	620
3.900%, 03/01/2038	470	408
3.450%, 02/01/2050	30	21
2.987%, 11/01/2063	893	519
2.937%, 11/01/2056	2,988	1,799
2.887%, 11/01/2051	339	213
COX Communications
4.500%, 06/30/2043 (A)	272	223
Electronic Arts
2.950%, 02/15/2051	253	164
Fox
5.576%, 01/25/2049	95	91
Meta Platforms
5.750%, 05/15/2063	65	67
5.600%, 05/15/2053	1,060	1,090
5.550%, 08/15/2064	640	646
5.400%, 08/15/2054	525	523
4.450%, 08/15/2052	465	403
Rogers Communications
5.000%, 03/15/2044	442	399
4.500%, 03/15/2043	117	100
Time Warner Cable LLC
7.300%, 07/01/2038	180	190
6.750%, 06/15/2039	180	182
6.550%, 05/01/2037	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 11/15/2040	$190	$176
5.500%, 09/01/2041	270	239
4.500%, 09/15/2042	310	240
T-Mobile USA
5.750%, 01/15/2054	277	280
5.650%, 01/15/2053	291	289
5.500%, 01/15/2055	110	107
3.600%, 11/15/2060	245	168
3.400%, 10/15/2052	670	462
3.000%, 02/15/2041	975	718
Verizon Communications
4.272%, 01/15/2036	150	139
3.550%, 03/22/2051	433	317
3.400%, 03/22/2041	2,210	1,730
2.987%, 10/30/2056	1,805	1,117
Vodafone Group PLC
5.875%, 06/28/2064	340	334
5.750%, 06/28/2054	510	499
5.625%, 02/10/2053	160	154
4.875%, 06/19/2049	151	132
Walt Disney
3.600%, 01/13/2051	965	731
3.500%, 05/13/2040	235	194
2.750%, 09/01/2049	75	48
Warnermedia Holdings
5.141%, 03/15/2052	2,801	2,162
5.050%, 03/15/2042	985	816

		26,887

Consumer Discretionary — 2.1%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	150	126
Amazon.com
4.050%, 08/22/2047	621	526
3.950%, 04/13/2052	305	249
3.875%, 08/22/2037	295	267
3.100%, 05/12/2051	920	641
2.875%, 05/12/2041	397	301
2.700%, 06/03/2060	495	294
2.500%, 06/03/2050	75	46
Aptiv PLC
5.400%, 03/15/2049	494	443
AutoZone
6.550%, 11/01/2033	270	296
General Motors
6.250%, 10/02/2043	260	258
5.150%, 04/01/2038	80	75
General Motors Financial
6.400%, 01/09/2033	55	57
6.100%, 01/07/2034	40	41
Home Depot
5.400%, 06/25/2064	70	69
5.300%, 06/25/2054	625	615

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 04/01/2046	$605	$518
3.900%, 06/15/2047	292	235
3.625%, 04/15/2052	10	8
3.350%, 04/15/2050	265	191
3.125%, 12/15/2049	160	111
2.375%, 03/15/2051	40	24
Lowe's
5.800%, 09/15/2062	565	567
4.250%, 04/01/2052	475	383
3.000%, 10/15/2050	660	426
McDonald's MTN
4.450%, 03/01/2047	810	700
3.625%, 09/01/2049	405	304
Starbucks
4.450%, 08/15/2049	305	258
3.350%, 03/12/2050	310	216
University of Southern California
3.028%, 10/01/2039	225	185

		8,430

Consumer Staples — 3.5%
Altria Group
3.875%, 09/16/2046	115	86
3.700%, 02/04/2051	290	204
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	1,983	1,854
4.700%, 02/01/2036	2,415	2,343
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	481	489
4.439%, 10/06/2048	722	629
4.375%, 04/15/2038	5	5
BAT Capital
7.079%, 08/02/2043	90	100
4.540%, 08/15/2047	499	408
4.390%, 08/15/2037	755	669
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	20	16
4.400%, 07/15/2044 (A)	630	484
City of Hope
4.378%, 08/15/2048	650	538
Coca-Cola
5.400%, 05/13/2064	210	209
5.300%, 05/13/2054	15	15
5.200%, 01/14/2055	265	261
CSL Finance PLC
4.750%, 04/27/2052 (A)	320	285
Dollar Tree
3.375%, 12/01/2051	165	108
JBS USA Holding Lux SARL
7.250%, 11/15/2053	310	357
6.500%, 12/01/2052	845	893
6.375%, 02/25/2055 (A)	130	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 02/02/2052	$590	$463
Kenvue
5.100%, 03/22/2043	40	40
5.050%, 03/22/2053	325	312
Keurig Dr Pepper
4.500%, 04/15/2052	175	150
Kraft Heinz Foods
5.200%, 07/15/2045	5	5
Kroger
5.650%, 09/15/2064	100	97
4.450%, 02/01/2047	575	489
3.875%, 10/15/2046	200	156
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	140
PepsiCo
5.250%, 07/17/2054	630	625
Philip Morris International
4.500%, 03/20/2042	185	165
3.875%, 08/21/2042	355	291
Reynolds American
5.850%, 08/15/2045	185	180
Stanford Health Care
3.795%, 11/15/2048	221	178
3.027%, 08/15/2051	380	261
Takeda Pharmaceutical
3.175%, 07/09/2050	157	106
Target
2.950%, 01/15/2052	50	33
Walmart
2.500%, 09/22/2041	90	64

		13,843

Energy — 5.3%
BP Capital Markets America
3.379%, 02/08/2061	220	146
2.772%, 11/10/2050	525	328
Canadian Natural Resources MTN
4.950%, 06/01/2047	210	184
Columbia Pipeline Group
5.800%, 06/01/2045	15	15
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	515	558
ConocoPhillips
5.650%, 01/15/2065	105	103
5.500%, 01/15/2055	595	583
4.300%, 11/15/2044	210	180
4.025%, 03/15/2062	778	586
Devon Energy
5.750%, 09/15/2054	260	244
Diamondback Energy
5.900%, 04/18/2064	115	111
5.750%, 04/18/2054	607	586
4.250%, 03/15/2052	150	118

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eastern Energy Gas Holdings LLC
6.200%, 01/15/2055	$135	$143
5.650%, 10/15/2054	215	211
Enbridge
6.700%, 11/15/2053	410	454
Energy Transfer LP
6.500%, 02/01/2042	30	32
6.200%, 04/01/2055	340	347
6.125%, 12/15/2045	758	766
5.950%, 10/01/2043	600	600
5.800%, 06/15/2038	30	30
5.400%, 10/01/2047	770	712
5.350%, 05/15/2045	245	227
5.300%, 04/15/2047	265	240
5.150%, 02/01/2043	40	36
5.150%, 03/15/2045	100	90
Eni SpA
5.950%, 05/15/2054 (A)	225	223
Enterprise Products Operating LLC
6.125%, 10/15/2039	150	161
5.700%, 02/15/2042	615	631
5.550%, 02/16/2055	25	25
4.950%, 10/15/2054	440	398
4.900%, 05/15/2046	185	169
4.850%, 03/15/2044	415	381
3.700%, 01/31/2051	50	37
3.200%, 02/15/2052	180	122
EOG Resources
5.650%, 12/01/2054	239	241
Equinor
3.625%, 04/06/2040	705	593
Exxon Mobil
4.227%, 03/19/2040	30	27
3.452%, 04/15/2051	1,723	1,254
3.095%, 08/16/2049	80	55
Hess
5.800%, 04/01/2047	45	46
5.600%, 02/15/2041	230	233
Kinder Morgan
5.200%, 03/01/2048	515	469
5.050%, 02/15/2046	15	13
Kinder Morgan Energy Partners MTN
6.950%, 01/15/2038	210	233
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	446	470
5.500%, 03/01/2044	80	76
5.000%, 08/15/2042	300	272
Marathon Petroleum
4.750%, 09/15/2044	25	21
MPLX LP
5.500%, 02/15/2049	300	282
Northern Natural Gas
4.300%, 01/15/2049 (A)	80	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
7.950%, 06/15/2039	$10	$12
6.050%, 10/01/2054	292	282
4.400%, 04/15/2046	20	15
4.300%, 08/15/2039	336	276
0.000%, 10/10/2036 (B)	973	550
Petroleos Mexicanos
6.350%, 02/12/2048	245	165
Phillips 66
4.900%, 10/01/2046	359	316
4.875%, 11/15/2044	300	264
4.650%, 11/15/2034	130	124
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	170	149
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	110	108
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	150	126
4.682%, 05/01/2038 (A)	150	136
Shell Finance US
4.375%, 05/11/2045	935	810
3.750%, 09/12/2046	310	244
3.250%, 04/06/2050	5	3
Shell International Finance BV
6.375%, 12/15/2038	597	670
Suncor Energy
6.800%, 05/15/2038	134	146
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	260	207
TotalEnergies Capital
5.638%, 04/05/2064	595	591
5.488%, 04/05/2054	135	133
5.425%, 09/10/2064	150	143
5.275%, 09/10/2054	85	81
TotalEnergies Capital International
3.127%, 05/29/2050	725	495
TransCanada PipeLines
7.250%, 08/15/2038	430	494
Transcontinental Gas Pipe Line LLC
4.600%, 03/15/2048	206	178
4.450%, 08/01/2042	255	219
Williams
5.750%, 06/24/2044	9	9
3.500%, 10/15/2051	200	140

		21,214

Financials — 10.9%
AIA Group MTN
5.400%, 09/30/2054 (A)	245	239
Allstate
4.500%, 06/15/2043	50	44
Aon
3.900%, 02/28/2052	549	418

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apollo Global Management
5.800%, 05/21/2054	$295	$300
Arthur J Gallagher
6.750%, 02/15/2054	135	153
5.750%, 03/02/2053	185	187
5.750%, 07/15/2054	100	101
5.550%, 02/15/2055	466	458
Athene Holding
6.625%, H15T5Y + 2.607%, 10/15/2054 (C)	330	331
Bank of America
6.110%, 01/29/2037	560	587
6.000%, 10/15/2036	1,010	1,067
5.872%, SOFRRATE + 1.840%, 09/15/2034 (C)	1,460	1,528
5.511%, SOFRRATE + 1.310%, 01/24/2036 (C)	425	434
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	445	453
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	975	752
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (C)	485	479
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	470	380
2.972%, SOFRRATE + 1.330%, 02/04/2033 (C)	250	220
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	1,067	766
Barclays PLC
5.785%, SOFRRATE + 1.590%, 02/25/2036 (C)	165	168
5.335%, SOFRRATE + 1.910%, 09/10/2035 (C)	251	247
Beacon Funding Trust
6.266%, 08/15/2054 (A)	115	117
Berkshire Hathaway Finance
3.850%, 03/15/2052	857	668
BlackRock Funding
5.350%, 01/08/2055	445	442
5.250%, 03/14/2054	285	278
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	231	244
Brookfield Finance
5.968%, 03/04/2054	180	187
5.813%, 03/03/2055	210	212
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	276	275
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (C)	215	225
Chubb INA Holdings LLC
6.700%, 05/15/2036	302	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	$275	$284
6.020%, SOFRRATE + 1.830%, 01/24/2036 (C)	485	494
5.827%, SOFRRATE + 2.056%, 02/13/2035 (C)	305	306
5.612%, SOFRRATE + 1.746%, 03/04/2056 (C)	772	775
5.411%, H15T5Y + 1.730%, 09/19/2039 (C)	155	150
5.316%, SOFRRATE + 4.548%, 03/26/2041 (C)	105	103
4.750%, 05/18/2046	466	410
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	568	479
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	355	305
3.785%, SOFRRATE + 1.939%, 03/17/2033 (C)	115	106
3.057%, SOFRRATE + 1.351%, 01/25/2033 (C)	45	39
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	185	133
Deutsche Bank NY
5.403%, SOFRRATE + 2.050%, 09/11/2035 (C)	135	132
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	200	193
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	200	183
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	200	164
Global Atlantic Finance
6.750%, 03/15/2054 (A)	245	258
Global Payments
5.950%, 08/15/2052	100	100
Goldman Sachs Group
6.750%, 10/01/2037	600	657
6.250%, 02/01/2041	878	944
5.734%, SOFRRATE + 1.696%, 01/28/2056 (C)	255	260
5.561%, SOFRRATE + 1.580%, 11/19/2045 (C)	765	759
5.016%, SOFRRATE + 1.420%, 10/23/2035 (C)	150	147
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	135	122
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	1,505	1,312

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	$130	$98
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	230	205
Hartford Financial Services Group
6.625%, 03/30/2040	180	199
HSBC Bank USA
7.000%, 01/15/2039	185	211
HSBC Holdings PLC
6.800%, 06/01/2038	136	146
6.500%, 09/15/2037	600	647
2.804%, SOFRRATE + 1.187%, 05/24/2032 (C)	460	401
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (C)	105	107
Intercontinental Exchange
4.950%, 06/15/2052	168	155
JPMorgan Chase
5.600%, 07/15/2041	866	893
5.534%, SOFRRATE + 1.550%, 11/29/2045 (C)	230	231
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	185	188
4.946%, SOFRRATE + 1.340%, 10/22/2035 (C)	740	728
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	100	85
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	355	291
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	756	603
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	235	205
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	295	201
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	260	199
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	383	376
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/2036 (C)	220	219
Markel Group
6.000%, 05/16/2054	285	295
Marsh & McLennan
5.700%, 09/15/2053	393	406
5.450%, 03/15/2053	190	189
5.450%, 03/15/2054	30	30
4.900%, 03/15/2049	70	65
4.350%, 01/30/2047	70	60
4.200%, 03/01/2048	245	205
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	213	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 04/15/2050 (A)	$277	$195
Mastercard
3.850%, 03/26/2050	170	137
MetLife
5.875%, 02/06/2041	25	26
5.250%, 01/15/2054	546	529
5.000%, 07/15/2052	15	14
4.875%, 11/13/2043	160	150
4.721%, 12/15/2044	806	731
4.125%, 08/13/2042	5	4
Moody's
4.875%, 12/17/2048	400	368
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (C)	50	51
5.587%, SOFRRATE + 1.418%, 01/18/2036 (C)	10	10
5.516%, SOFRRATE + 1.710%, 11/19/2055 (C)	676	675
Morgan Stanley MTN
6.375%, 07/24/2042	215	238
5.831%, SOFRRATE + 1.580%, 04/19/2035 (C)	490	511
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	752	656
New York Life Global Funding
5.350%, 01/23/2035 (A)	435	447
New York Life Insurance
6.750%, 11/15/2039 (A)	380	433
4.450%, 05/15/2069 (A)	325	261
3.750%, 05/15/2050 (A)	176	133
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	724	504
PayPal Holdings
3.250%, 06/01/2050	125	87
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (C)	30	33
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	150	155
5.575%, SOFRRATE + 1.394%, 01/29/2036 (C)	80	82
5.401%, SOFRRATE + 1.599%, 07/23/2035 (C)	210	212
Progressive
3.700%, 03/15/2052	125	96
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (C)	35	36
3.905%, 12/07/2047	25	20
Prudential Financial MTN
5.700%, 12/14/2036	212	224
Raymond James Financial
3.750%, 04/01/2051	225	167

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
S&P Global
3.250%, 12/01/2049	$250	$178
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	295	245
Travelers
5.450%, 05/25/2053	205	207
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	370	384
5.711%, SOFRRATE + 1.922%, 01/24/2035 (C)	355	365
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (C)	115	119
5.678%, SOFRRATE + 1.860%, 01/23/2035 (C)	105	108
5.424%, SOFRRATE + 1.411%, 02/12/2036 (C)	120	121
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	135	132
Visa
4.300%, 12/14/2045	130	115
Wells Fargo
5.850%, 02/01/2037	1,185	1,238
5.499%, SOFRRATE + 1.780%, 01/23/2035 (C)	90	92
5.389%, SOFRRATE + 2.020%, 04/24/2034 (C)	595	602
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	100	76
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (C)	490	500
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	949	876
4.900%, 11/17/2045	155	139
4.650%, 11/04/2044	370	323
4.611%, SOFRRATE + 2.130%, 04/25/2053 (C)	80	70
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)	1,055	948
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (C)	175	176
3.133%, 11/18/2041	135	100
2.668%, H15T5Y + 1.750%, 11/15/2035 (C)	30	26
Willis North America
3.875%, 09/15/2049	160	121
XL Group
5.250%, 12/15/2043	222	215

		43,563

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 8.9%
Abbott Laboratories
4.900%, 11/30/2046	$290	$280
AbbVie
5.600%, 03/15/2055	125	130
5.500%, 03/15/2064	460	462
5.400%, 03/15/2054	205	206
5.350%, 03/15/2044	90	91
4.850%, 06/15/2044	150	141
4.700%, 05/14/2045	259	238
4.550%, 03/15/2035	570	552
4.450%, 05/14/2046	30	27
4.400%, 11/06/2042	1,309	1,178
4.250%, 11/21/2049	355	302
4.050%, 11/21/2039	200	177
Alcon Finance
3.800%, 09/23/2049 (A)	295	224
Amgen
5.750%, 03/02/2063	550	551
5.650%, 03/02/2053	815	817
5.600%, 03/02/2043	215	216
4.400%, 05/01/2045	1,494	1,285
4.400%, 02/22/2062	125	102
AstraZeneca PLC
6.450%, 09/15/2037	505	568
Baxter International
3.132%, 12/01/2051	315	207
BayCare Health System
3.831%, 11/15/2050	180	145
Bayer US Finance II LLC
4.625%, 06/25/2038 (A)	100	86
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	245	256
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	337
Becton Dickinson
3.794%, 05/20/2050	200	154
Bristol-Myers Squibb
6.400%, 11/15/2063	195	216
5.550%, 02/22/2054	516	518
4.250%, 10/26/2049	403	337
3.700%, 03/15/2052	395	297
Children's Hospital Medical Center
2.820%, 11/15/2050	450	295
Cigna Group
5.600%, 02/15/2054	560	542
4.900%, 12/15/2048	85	75
4.800%, 07/15/2046	218	192
3.875%, 10/15/2047	520	395
CVS Health
6.750%, H15T5Y + 2.516%, 12/10/2054 (C)	160	160
6.050%, 06/01/2054	315	311

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 06/01/2044	$140	$139
5.875%, 06/01/2053	295	284
5.125%, 07/20/2045	250	221
5.050%, 03/25/2048	2,435	2,112
4.780%, 03/25/2038	299	271
4.125%, 04/01/2040	94	77
Danaher
2.800%, 12/10/2051	325	208
Elevance Health
5.700%, 02/15/2055	425	418
5.650%, 06/15/2054	328	323
4.650%, 01/15/2043	10	9
4.375%, 12/01/2047	908	755
3.700%, 09/15/2049	375	276
3.600%, 03/15/2051	125	90
Eli Lilly
5.500%, 02/12/2055	835	862
5.200%, 08/14/2064	70	68
5.100%, 02/09/2064	658	627
5.050%, 08/14/2054	110	106
5.000%, 02/09/2054	145	139
4.950%, 02/27/2063	245	228
4.875%, 02/27/2053	373	350
Gilead Sciences
5.600%, 11/15/2064	120	122
5.500%, 11/15/2054	850	862
4.600%, 09/01/2035	440	427
4.500%, 02/01/2045	295	261
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	162
HCA
6.200%, 03/01/2055	350	356
6.100%, 04/01/2064	30	30
5.950%, 09/15/2054	117	115
5.500%, 06/15/2047	25	23
4.625%, 03/15/2052	445	362
3.500%, 07/15/2051	352	237
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	380	381
3.200%, 06/01/2050 (A)	462	306
Humana
5.750%, 04/15/2054	270	258
4.950%, 10/01/2044	245	214
Johnson & Johnson
5.250%, 06/01/2054	100	102
3.400%, 01/15/2038	255	219
Kaiser Foundation Hospitals
3.266%, 11/01/2049	285	207
3.002%, 06/01/2051	295	200
2.810%, 06/01/2041	210	154
Mass General Brigham
3.192%, 07/01/2049	85	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Memorial Health Services
3.447%, 11/01/2049	$135	$101
Merck
5.150%, 05/17/2063	135	128
5.000%, 05/17/2053	525	497
4.900%, 05/17/2044	310	295
2.900%, 12/10/2061	460	276
2.750%, 12/10/2051	95	60
2.450%, 06/24/2050	150	91
Northwell Healthcare
4.260%, 11/01/2047	130	109
Pfizer
4.000%, 12/15/2036	180	165
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	140	134
5.300%, 05/19/2053	985	952
5.110%, 05/19/2043	520	502
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	409
Revvity
3.625%, 03/15/2051	200	143
Roche Holdings
5.218%, 03/08/2054 (A)	355	352
Solventum
6.000%, 05/15/2064	110	112
5.900%, 04/30/2054	640	650
Stryker
4.100%, 04/01/2043	205	175
Takeda Pharmaceutical
5.650%, 07/05/2054	395	396
Thermo Fisher Scientific
4.100%, 08/15/2047	140	117
2.800%, 10/15/2041	180	131
UnitedHealth Group
6.875%, 02/15/2038	235	272
6.050%, 02/15/2063	105	110
5.950%, 02/15/2041	15	16
5.875%, 02/15/2053	280	289
5.750%, 07/15/2064	538	537
5.625%, 07/15/2054	565	564
5.500%, 07/15/2044	380	379
5.500%, 04/15/2064	175	168
5.375%, 04/15/2054	225	216
4.950%, 05/15/2062	70	62
4.750%, 05/15/2052	385	336
4.250%, 04/15/2047	325	272
4.200%, 01/15/2047	350	291
3.700%, 08/15/2049	365	274
3.250%, 05/15/2051	645	441
3.050%, 05/15/2041	200	148
2.900%, 05/15/2050	90	58
2.750%, 05/15/2040	50	36

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Viatris
4.000%, 06/22/2050	$305	$210
Wyeth LLC
5.950%, 04/01/2037	436	465

		35,631

Industrials — 5.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	695	560
3.300%, 01/30/2032	230	205
BAE Systems Holdings
4.750%, 10/07/2044 (A)	288	264
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	156
3.000%, 09/15/2050 (A)	275	185
Boeing
7.008%, 05/01/2064	180	199
6.858%, 05/01/2054	290	320
5.930%, 05/01/2060	400	383
5.805%, 05/01/2050	760	733
5.705%, 05/01/2040	1,355	1,333
3.750%, 02/01/2050	943	670
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	480	530
6.150%, 05/01/2037	245	269
5.750%, 05/01/2040	50	53
5.500%, 03/15/2055	457	465
5.200%, 04/15/2054	30	29
4.450%, 01/15/2053	146	127
4.400%, 03/15/2042	905	810
3.300%, 09/15/2051	390	278
3.050%, 02/15/2051	50	34
2.875%, 06/15/2052	80	52
Canadian National Railway
6.200%, 06/01/2036	156	171
3.650%, 02/03/2048	235	184
Canadian Pacific Railway
6.125%, 09/15/2115	230	246
4.200%, 11/15/2069	173	133
3.000%, 12/02/2041	50	37
CRH America Finance
5.875%, 01/09/2055	256	268
CSX
4.900%, 03/15/2055	378	349
4.750%, 05/30/2042	425	397
4.750%, 11/15/2048	127	116
4.500%, 11/15/2052	70	61
Cummins
5.450%, 02/20/2054	154	155
Deere
3.750%, 04/15/2050	331	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Emerson Electric
2.800%, 12/21/2051	$493	$318
FedEx
4.400%, 01/15/2047 (A)	155	126
4.050%, 02/15/2048 (A)	275	214
General Dynamics
4.250%, 04/01/2040	60	54
4.250%, 04/01/2050	25	21
General Electric MTN
5.065%, TSFR3M + 0.742%, 08/15/2036 (C)	450	422
Honeywell International
5.250%, 03/01/2054	855	824
L3Harris Technologies
5.500%, 08/15/2054	325	321
Lockheed Martin
5.700%, 11/15/2054	470	490
5.200%, 02/15/2055	360	347
4.700%, 05/15/2046	536	491
4.090%, 09/15/2052	40	33
Minera Mexico
4.500%, 01/26/2050 (A)	30	23
Norfolk Southern
5.950%, 03/15/2064	50	53
5.100%, 08/01/2118	284	254
4.837%, 10/01/2041	160	150
4.800%, 08/15/2043	408	364
3.700%, 03/15/2053	265	197
Northrop Grumman
5.200%, 06/01/2054	320	305
5.150%, 05/01/2040	105	103
4.950%, 03/15/2053	201	185
4.750%, 06/01/2043	250	230
4.030%, 10/15/2047	240	194
3.850%, 04/15/2045	335	269
Owens Corning
5.950%, 06/15/2054	200	206
Parker-Hannifin MTN
4.450%, 11/21/2044	195	174
RTX
6.400%, 03/15/2054	210	235
5.375%, 02/27/2053	30	29
4.500%, 06/01/2042	610	543
4.350%, 04/15/2047	490	415
3.125%, 07/01/2050	45	30
3.030%, 03/15/2052	460	300
2.820%, 09/01/2051	235	147
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034 (A)	400	407
Snap-on
3.100%, 05/01/2050	281	194
TTX
4.600%, 02/01/2049 (A)	250	224

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Uber Technologies
5.350%, 09/15/2054	$493	$469
Union Pacific
5.600%, 12/01/2054	70	71
3.875%, 02/01/2055	145	112
3.839%, 03/20/2060	535	400
3.799%, 04/06/2071	837	594
3.500%, 02/14/2053	125	92
3.375%, 02/14/2042	45	35
3.250%, 02/05/2050	260	185
Union Pacific MTN
3.550%, 08/15/2039	50	42
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	99	95
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	588	602
United Parcel Service
5.500%, 05/22/2054	250	251
5.050%, 03/03/2053	235	221
3.625%, 10/01/2042	170	137
Verisk Analytics
3.625%, 05/15/2050	240	176
Waste Management
5.350%, 10/15/2054	325	322
3.900%, 03/01/2035	115	106
2.950%, 06/01/2041	265	200
WW Grainger
4.600%, 06/15/2045	165	151

		23,187

Information Technology — 3.9%
Amphenol
5.375%, 11/15/2054	171	171
Analog Devices
2.950%, 10/01/2051	180	119
2.800%, 10/01/2041	190	140
Apple
4.650%, 02/23/2046	479	450
4.375%, 05/13/2045	445	402
3.850%, 05/04/2043	25	21
3.750%, 09/12/2047	150	122
3.450%, 02/09/2045	360	284
2.800%, 02/08/2061	340	208
2.700%, 08/05/2051	770	493
2.650%, 05/11/2050	255	164
2.375%, 02/08/2041	205	146
AppLovin
5.950%, 12/01/2054	310	316
Broadcom
3.750%, 02/15/2051 (A)	245	187
3.500%, 02/15/2041 (A)	590	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.137%, 11/15/2035 (A)	$415	$346
Cisco Systems
5.900%, 02/15/2039	231	250
5.300%, 02/26/2054	1,000	998
Corning
5.450%, 11/15/2079	165	155
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	246	261
6.200%, 01/25/2037 (A)	305	320
6.100%, 01/25/2036 (A)	210	219
Intel
5.700%, 02/10/2053	435	409
5.625%, 02/10/2043	35	33
4.900%, 08/05/2052	230	193
4.750%, 03/25/2050	225	186
3.734%, 12/08/2047	268	191
3.250%, 11/15/2049	455	293
International Business Machines
5.700%, 02/10/2055	410	413
Intuit
5.500%, 09/15/2053	180	182
KLA
5.000%, 03/15/2049	227	216
4.950%, 07/15/2052	80	75
3.300%, 03/01/2050	70	50
Lam Research
2.875%, 06/15/2050	112	73
Microsoft
4.500%, 06/15/2047	95	88
2.921%, 03/17/2052	1,278	876
2.675%, 06/01/2060	145	88
2.525%, 06/01/2050	25	16
NVIDIA
3.500%, 04/01/2050	155	119
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	255	192
Oracle
6.900%, 11/09/2052	105	119
6.000%, 08/03/2055	185	189
5.500%, 09/27/2064	210	196
5.375%, 09/27/2054	135	126
4.375%, 05/15/2055	785	626
4.125%, 05/15/2045	330	267
4.000%, 07/15/2046	1,205	946
4.000%, 11/15/2047	967	753
3.950%, 03/25/2051	400	302
3.800%, 11/15/2037	685	584
3.650%, 03/25/2041	550	436
3.600%, 04/01/2050	30	21
Salesforce
2.900%, 07/15/2051	325	214
2.700%, 07/15/2041	40	29

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Texas Instruments
5.150%, 02/08/2054	$350	$339
5.050%, 05/18/2063	372	347
5.000%, 03/14/2053	200	190

		15,620

Materials — 1.0%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	405	415
4.750%, 03/16/2052 (A)	346	298
3.950%, 09/10/2050 (A)	320	244
Berry Global
5.650%, 01/15/2034	325	335
BHP Billiton Finance USA
5.500%, 09/08/2053	35	36
5.250%, 09/08/2033	60	61
5.000%, 09/30/2043	260	249
Dow Chemical
3.600%, 11/15/2050	220	154
DuPont de Nemours
5.319%, 11/15/2038	293	305
FMC
4.500%, 10/01/2049	130	100
Glencore Finance Canada
6.000%, 11/15/2041 (A)	236	242
International Flavors & Fragrances
5.000%, 09/26/2048	80	70
3.468%, 12/01/2050 (A)	805	545
3.268%, 11/15/2040 (A)	555	412
Martin Marietta Materials
5.500%, 12/01/2054	268	262
Rio Tinto Finance USA LTD
5.200%, 11/02/2040	150	148
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	30	29
Vulcan Materials
5.700%, 12/01/2054	164	165

		4,070

Real Estate — 1.1%
Agree LP
2.600%, 06/15/2033	80	66
Alexandria Real Estate Equities
4.850%, 04/15/2049	60	53
3.550%, 03/15/2052	265	187
American Assets Trust
6.150%, 10/01/2034	215	216
American Homes 4 Rent LP
4.300%, 04/15/2052	230	187
3.375%, 07/15/2051	175	120
American Tower
3.100%, 06/15/2050	300	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AvalonBay Communities
5.350%, 06/01/2034	$160	$164
Crown Castle
5.200%, 02/15/2049	90	83
2.900%, 04/01/2041	134	97
Equinix
2.950%, 09/15/2051	280	179
Extra Space Storage
5.400%, 02/01/2034	135	137
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	115	123
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	80	81
Kilroy Realty LP
6.250%, 01/15/2036	20	20
2.650%, 11/15/2033	20	16
Kimco Realty
4.250%, 04/01/2045	55	46
NNN REIT
4.800%, 10/15/2048	85	74
3.000%, 04/15/2052	195	123
Prologis LP
5.250%, 03/15/2054	35	34
Public Storage Operating
5.350%, 08/01/2053	60	59
Realty Income
5.375%, 09/01/2054	125	122
Regency Centers LP
4.650%, 03/15/2049	220	193
4.400%, 02/01/2047	95	81
Simon Property Group LP
6.750%, 02/01/2040	434	494
6.650%, 01/15/2054	95	109
5.850%, 03/08/2053	372	388
4.250%, 11/30/2046	25	21
3.800%, 07/15/2050	35	27
3.250%, 09/13/2049	235	164
Sun Communities Operating
5.700%, 01/15/2033	80	82
VICI Properties LP
5.625%, 05/15/2052	360	341

		4,286

Utilities — 9.7%
AEP Transmission LLC
3.800%, 06/15/2049	150	115
3.650%, 04/01/2050	150	112
Alabama Power
4.300%, 07/15/2048	560	470
3.700%, 12/01/2047	376	287
Ameren Illinois
5.625%, 03/01/2055	257	260

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Water Capital
4.150%, 06/01/2049	$50	$41
Appalachian Power
4.450%, 06/01/2045	650	541
Arizona Public Service
3.350%, 05/15/2050	370	259
Baltimore Gas and Electric
4.550%, 06/01/2052	275	237
2.900%, 06/15/2050	185	119
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,476	1,576
4.600%, 05/01/2053	70	60
4.250%, 10/15/2050	280	227
Boston Gas
6.119%, 07/20/2053 (A)	145	150
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	75	80
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	80	59
Cleco Power
6.000%, 12/01/2040	210	220
CMS Energy
4.875%, 03/01/2044	487	445
Commonwealth Edison
4.350%, 11/15/2045	665	569
3.850%, 03/15/2052	135	103
3.700%, 03/01/2045	600	472
3.200%, 11/15/2049	185	127
Consolidated Edison of New York
6.300%, 08/15/2037	585	641
6.150%, 11/15/2052	105	113
5.900%, 11/15/2053	15	16
5.700%, 05/15/2054	265	269
5.500%, 03/15/2055	680	669
4.450%, 03/15/2044	165	144
3.700%, 11/15/2059	600	425
Constellation Energy Generation LLC
6.250%, 10/01/2039	133	141
5.600%, 06/15/2042	275	269
Consumers Energy
3.100%, 08/15/2050	125	87
Dominion Energy
5.250%, 08/01/2033	315	315
4.900%, 08/01/2041	655	598
3.300%, 04/15/2041	235	178
DTE Electric
4.050%, 05/15/2048	245	203
Duke Energy
5.000%, 08/15/2052	168	150
Duke Energy Carolinas LLC
6.000%, 01/15/2038	284	304
5.400%, 01/15/2054	200	197
5.350%, 01/15/2053	280	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 02/15/2040	$660	$662
4.250%, 12/15/2041	350	304
Duke Energy Florida LLC
6.400%, 06/15/2038	210	233
6.350%, 09/15/2037	185	202
6.200%, 11/15/2053	125	135
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	132
6.350%, 08/15/2038	95	104
4.900%, 07/15/2043	265	246
Duke Energy Ohio
5.550%, 03/15/2054	235	232
Duke Energy Progress LLC
4.375%, 03/30/2044	815	710
4.100%, 05/15/2042	405	342
Electricite de France
6.375%, 01/13/2055 (A)	195	200
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	500	515
Entergy Arkansas LLC
5.750%, 06/01/2054	95	97
Entergy Louisiana LLC
5.800%, 03/15/2055	160	163
5.700%, 03/15/2054	135	137
4.750%, 09/15/2052	50	44
4.200%, 04/01/2050	295	240
Entergy Mississippi LLC
5.850%, 06/01/2054	230	238
Entergy Texas
5.000%, 09/15/2052	80	73
3.550%, 09/30/2049	180	131
Essential Utilities
5.300%, 05/01/2052	70	66
4.276%, 05/01/2049	195	157
Exelon
4.950%, 06/15/2035	230	222
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	95	93
Florida Power & Light
5.960%, 04/01/2039	215	231
5.800%, 03/15/2065	245	255
5.700%, 03/15/2055	485	503
5.690%, 03/01/2040	181	190
5.600%, 06/15/2054	152	155
5.400%, 09/01/2035	1,215	1,241
Indiana Michigan Power
5.625%, 04/01/2053	95	95
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	326	343
Interstate Power and Light
5.450%, 09/30/2054	75	73
3.100%, 11/30/2051	430	285

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jersey Central Power & Light
6.400%, 05/15/2036	$925	$1,001
KeySpan Gas East
5.819%, 04/01/2041 (A)	500	499
Massachusetts Electric
5.900%, 11/15/2039 (A)	85	88
MidAmerican Energy
5.300%, 02/01/2055	314	304
4.800%, 09/15/2043	325	301
4.250%, 07/15/2049	250	209
MidAmerican Energy MTN
5.800%, 10/15/2036	155	164
Narragansett Electric
4.170%, 12/10/2042 (A)	920	762
Nevada Power
6.000%, 03/15/2054	175	184
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	195
Northern States Power
5.350%, 11/01/2039	650	660
5.100%, 05/15/2053	125	119
4.500%, 06/01/2052	80	70
3.400%, 08/15/2042	190	148
3.200%, 04/01/2052	50	34
NSTAR Electric
4.550%, 06/01/2052	553	476
4.400%, 03/01/2044	205	177
Oglethorpe Power
5.250%, 09/01/2050	451	422
5.050%, 10/01/2048	320	292
4.500%, 04/01/2047	155	131
Oncor Electric Delivery LLC
5.350%, 10/01/2052	150	145
5.300%, 06/01/2042	135	133
5.250%, 09/30/2040	625	618
4.950%, 09/15/2052	215	196
2.700%, 11/15/2051	160	98
Pacific Gas and Electric
6.750%, 01/15/2053	1,103	1,188
5.900%, 10/01/2054	120	117
5.250%, 03/01/2052	195	174
4.950%, 07/01/2050	315	272
4.500%, 07/01/2040	245	212
4.200%, 06/01/2041	105	85
3.500%, 08/01/2050	80	55
3.300%, 08/01/2040	80	60
PacifiCorp
6.000%, 01/15/2039	297	308
5.800%, 01/15/2055	66	66
5.500%, 05/15/2054	266	254
PECO Energy
5.250%, 09/15/2054	195	189
4.375%, 08/15/2052	80	68

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Piedmont Natural Gas
4.650%, 08/01/2043	$330	$295
Potomac Electric Power
5.500%, 03/15/2054	215	215
PPL Electric Utilities
4.150%, 06/15/2048	195	164
4.125%, 06/15/2044	595	510
Public Service Electric and Gas
5.500%, 03/01/2055	156	157
5.300%, 08/01/2054	385	375
Public Service Electric and Gas MTN
3.650%, 09/01/2042	210	168
Public Service of Colorado
6.250%, 09/01/2037	260	282
4.500%, 06/01/2052	100	86
4.100%, 06/15/2048	330	263
4.050%, 09/15/2049	48	38
Public Service of New Hampshire
5.150%, 01/15/2053	65	62
Puget Sound Energy
5.685%, 06/15/2054	90	92
2.893%, 09/15/2051	190	120
San Diego Gas & Electric
3.320%, 04/15/2050	35	24
Sempra
6.000%, 10/15/2039	500	512
3.800%, 02/01/2038	260	215
Southern California Edison
5.900%, 03/01/2055	225	223
3.900%, 03/15/2043	245	191
Southern California Gas
5.750%, 06/01/2053	205	207
5.600%, 04/01/2054	155	153
3.750%, 09/15/2042	245	194
Southern Gas Capital
4.400%, 06/01/2043	645	561
Southwestern Electric Power
6.200%, 03/15/2040	480	515
3.250%, 11/01/2051	170	113
Southwestern Public Service
4.400%, 11/15/2048	385	320
Tampa Electric
3.450%, 03/15/2051	50	36
Tucson Electric Power
3.250%, 05/01/2051	310	210
Union Electric
5.125%, 03/15/2055	205	193
Virginia Electric and Power
5.450%, 04/01/2053	190	185
5.350%, 01/15/2054	304	293
4.450%, 02/15/2044	500	436
Wisconsin Public Service
3.300%, 09/01/2049	175	124

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 12/01/2051	$250	$161
Xcel Energy
4.800%, 09/15/2041	50	45

		38,782

Total Corporate Obligations
(Cost $252,229) ($ Thousands)		235,513

U.S. TREASURY OBLIGATIONS — 39.5%
U.S. Treasury Bill
4.221%, 07/24/2025 (D)	650	639
U.S. Treasury Bonds
4.843%, 11/15/2042 (D)	2,225	968
4.750%, 02/15/2045	5,310	5,471
4.750%, 11/15/2053	2,560	2,661
4.625%, 05/15/2044	4,631	4,686
4.625%, 11/15/2044	12,400	12,536
4.625%, 05/15/2054	675	689
4.625%, 02/15/2055	19,720	20,210
4.524%, 11/15/2047 (D)	2,195	772
4.500%, 02/15/2044	6,339	6,318
4.500%, 11/15/2054	9,565	9,590
4.458%, 05/15/2050 (D)	4,790	1,527
4.250%, 02/15/2054	9,121	8,749
4.250%, 08/15/2054	1,268	1,218
4.000%, 11/15/2052	375	344
3.750%, 08/15/2041	620	570
3.750%, 11/15/2043	735	662
3.625%, 08/15/2043	827	733
3.625%, 02/15/2044	1,146	1,013
3.625%, 05/15/2053	4,759	4,081
3.624%, 08/15/2043 (D)	9,912	4,300
3.375%, 11/15/2048	12,345	10,146
3.294%, 08/15/2045 (D)	3,015	1,186
3.125%, 11/15/2041	995	839
3.125%, 02/15/2043	12,320	10,196
3.125%, 08/15/2044	1,710	1,393
3.000%, 05/15/2047	820	638
3.000%, 08/15/2048	2,350	1,807
3.000%, 08/15/2052	754	572
2.875%, 05/15/2052	1,900	1,404
2.750%, 08/15/2042	630	496
2.750%, 11/15/2042	545	427
2.750%, 11/15/2047	440	325
2.375%, 11/15/2049	545	366
2.375%, 05/15/2051	1,135	755
2.250%, 08/15/2046	8,245	5,613
2.250%, 02/15/2052	2,555	1,642
2.000%, 11/15/2041	15,220	10,763
2.000%, 08/15/2051	2,260	1,370
1.750%, 08/15/2041	10,000	6,824

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.375%, 11/15/2040	$345	$226
1.375%, 08/15/2050	3,100	1,608
1.125%, 08/15/2040	515	325
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2035	1,150	1,181
U.S. Treasury Notes
4.625%, 02/15/2035	5,665	5,861
4.250%, 01/31/2030	395	399
4.000%, 02/28/2030	655	655
4.000%, 02/15/2034	404	398
3.875%, 08/15/2034	2,562	2,499

Total U.S. Treasury Obligations
(Cost $159,045) ($ Thousands)		157,651

MUNICIPAL BONDS — 2.6%
California — 1.7%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	658
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,379
7.350%, 11/01/2039	730	850
California State, GO
5.875%, 10/01/2041	510	535
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	125	100
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	240	259
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	790	528
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	318
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,305
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	663
University of California, Ser AD, RB
4.858%, 05/15/2112	335	295

		6,890

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	270	303

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	$545	$567

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	242

Massachusetts — 0.1%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	206

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	72

New York — 0.3%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	840	844
5.508%, 08/01/2037	250	250

		1,094

Texas — 0.2%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	564
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	290

		854

Total Municipal Bonds
(Cost $11,149) ($ Thousands)		10,228

SOVEREIGN DEBT — 1.1%

Chile Government International Bond
5.330%, 01/05/2054	200	189
4.340%, 03/07/2042	235	203
3.860%, 06/21/2047	25	19
3.100%, 01/22/2061	25	15
Israel Government International Bond
3.875%, 07/03/2050	105	77
3.375%, 01/15/2050	490	330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
7.375%, 05/13/2055	$602	$628
6.400%, 05/07/2054	383	356
6.338%, 05/04/2053	1,037	958
5.750%, 10/12/2110	129	103
5.000%, 04/27/2051	745	582
4.400%, 02/12/2052	390	275
4.280%, 08/14/2041	134	102
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	65	47
Philippine Government International Bond
5.900%, 02/04/2050	595	618
Republic of Poland Government International Bond
5.500%, 04/04/2053	80	77

Total Sovereign Debt
(Cost $4,997) ($ Thousands)		4,579

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,970
Tennessee Valley Authority
5.250%, 09/15/2039	285	303
5.250%, 02/01/2055	432	443

Total U.S. Government Agency Obligations
(Cost $2,845) ($ Thousands)		2,716

MORTGAGE-BACKED SECURITIES — 0.2%
Agency Mortgage-Backed Obligations — 0.2%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	31	31
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.234%, 07/25/2037(C)	8	1
GNMA ARM
4.875%, H15T1Y + 1.500%, 06/20/2032(C)	16	16
GNMA CMO, Ser 2009-8, Cl PS, IO
1.874%, 08/16/2038(C)	1	–
GNMA CMO, Ser 2010-4, Cl NS, IO
1.964%, 01/16/2040(C)	30	3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,277	896

		947
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.294%, TSFR1M + 0.974%, 09/25/2034(C)	8	7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	$5	$4
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.020%, 12/25/2034(C)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
5.094%, TSFR1M + 0.774%, 01/25/2045(C)	17	17

		38
Total Mortgage-Backed Securities
(Cost $89) ($ Thousands)		985

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	4,478,583	4,479
Total Cash Equivalent
(Cost $4,479) ($ Thousands)		4,479
Total Investments in Securities — 104.2%
(Cost $434,833) ($ Thousands)		$416,151

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	124	Jun-2025	$25,589	$25,664	$75
U.S. 5-Year Treasury Note	175	Jun-2025	18,696	18,889	193
U.S. Ultra Long Treasury Bond	135	Jun-2025	16,458	16,757	299
Ultra 10-Year U.S. Treasury Note	23	Jun-2025	2,572	2,628	56
			63,315	63,938	623
Short Contracts
U.S. 5-Year Treasury Note	(10)	Jul-2025	$(1,066)	$(1,080)	$(14)
U.S. Long Treasury Bond	(64)	Jun-2025	(7,425)	(7,558)	(133)
Ultra 10-Year U.S. Treasury Note	(61)	Jun-2025	(6,932)	(6,969)	(37)
			(15,423)	(15,607)	(184)
			$47,892	$48,331	$439

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Fund (Concluded)

Percentages are based on Net Assets of $399,229 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $17,446 ($ Thousands), representing 4.4% of the Net Assets of the Fund.

(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,868	$192,142	$(211,531)	$—	$—	$4,479	$189	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 85.5%
Communication Services — 5.5%
Alphabet
2.050%, 08/15/2050	$2,229	$1,285
America Movil
6.125%, 03/30/2040	1,675	1,778
AT&T
4.500%, 03/09/2048	935	792
4.300%, 12/15/2042	500	429
3.550%, 09/15/2055	860	596
3.500%, 09/15/2053	3,417	2,380
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	2,620	2,546
4.800%, 03/01/2050	1,525	1,181
Comcast
6.500%, 11/15/2035	420	465
4.600%, 08/15/2045	1,150	1,015
4.049%, 11/01/2052	5,368	4,152
4.000%, 03/01/2048	3,165	2,492
3.969%, 11/01/2047	7,380	5,808
3.900%, 03/01/2038	5,080	4,407
3.400%, 07/15/2046	3,685	2,677
2.987%, 11/01/2063	33,384	19,385
2.937%, 11/01/2056	41,640	25,073
2.887%, 11/01/2051	19,312	12,118
2.800%, 01/15/2051	355	219
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,578
Meta Platforms
5.750%, 05/15/2063	1,690	1,752
5.600%, 05/15/2053	5,175	5,320
5.550%, 08/15/2064	8,390	8,463
5.400%, 08/15/2054	10,141	10,106
4.450%, 08/15/2052	8,744	7,573
NBCUniversal Media LLC
4.450%, 01/15/2043	1,207	1,056
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,160
Paramount Global
6.875%, 04/30/2036	680	715
5.900%, 10/15/2040	355	324
4.375%, 03/15/2043	1,930	1,474
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	1,242	1,249
Time Warner Cable LLC
7.300%, 07/01/2038	2,141	2,265
6.750%, 06/15/2039	945	955
5.875%, 11/15/2040	300	278
4.500%, 09/15/2042	1,000	773
T-Mobile USA
5.500%, 01/15/2055	2,361	2,288

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 02/15/2051	$500	$342
3.000%, 02/15/2041	560	412
TWDC Enterprises 18
4.125%, 12/01/2041	1,570	1,359
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,567
Verizon Communications
3.875%, 03/01/2052	2,984	2,291
3.700%, 03/22/2061	570	404
3.400%, 03/22/2041	2,265	1,773
2.650%, 11/20/2040	2,220	1,576
Walt Disney
3.600%, 01/13/2051	6,176	4,680
3.500%, 05/13/2040	7,630	6,288
2.750%, 09/01/2049	22,031	14,228
Warnermedia Holdings
5.391%, 03/15/2062	2,809	2,158
5.141%, 03/15/2052	7,105	5,484
5.050%, 03/15/2042	740	613

		181,302

Consumer Discretionary — 3.7%
7-Eleven
2.500%, 02/10/2041 (A)	1,155	775
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	735	620
Amazon.com
4.050%, 08/22/2047	4,481	3,799
3.950%, 04/13/2052	6,151	5,023
3.875%, 08/22/2037	3,170	2,870
3.250%, 05/12/2061	13,336	8,987
3.100%, 05/12/2051	7,764	5,408
2.875%, 05/12/2041	2,115	1,601
2.700%, 06/03/2060	6,575	3,907
2.500%, 06/03/2050	9,638	5,956
Aptiv
3.100%, 12/01/2051	795	487
Emory University
2.969%, 09/01/2050	1,660	1,142
Ford Foundation
2.815%, 06/01/2070	925	546
Ford Motor Credit LLC
6.500%, 02/07/2035	2,945	2,945
Georgetown University
5.215%, 10/01/2118	1,171	1,086
4.315%, 04/01/2049	1,810	1,576
Home Depot
5.950%, 04/01/2041	3,030	3,244
5.400%, 06/25/2064	225	223
5.300%, 06/25/2054	7,135	7,020
4.950%, 09/15/2052	1,350	1,272
4.500%, 12/06/2048	3,880	3,423
4.400%, 03/15/2045	5,635	4,964

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 04/01/2046	$3,992	$3,416
4.200%, 04/01/2043	1,925	1,664
3.900%, 06/15/2047	15,008	12,097
3.350%, 04/15/2050	5,270	3,802
3.300%, 04/15/2040	2,275	1,822
3.125%, 12/15/2049	2,935	2,041
2.750%, 09/15/2051	3,470	2,201
2.375%, 03/15/2051	6,974	4,093
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,702
Lowe's
5.750%, 07/01/2053	68	69
4.250%, 04/01/2052	550	443
3.700%, 04/15/2046	2,116	1,616
Massachusetts Institute of Technology
3.067%, 04/01/2052	2,540	1,797
NIKE
3.625%, 05/01/2043	1,325	1,081
3.250%, 03/27/2040	3,380	2,712
Northwestern University
3.688%, 12/01/2038	2,070	1,819
Pomona College
2.888%, 01/01/2051	1,240	819
President & Fellows of Harvard College
3.745%, 11/15/2052	745	596
Rockefeller Foundation
2.492%, 10/01/2050	3,105	1,936
Starbucks
3.350%, 03/12/2050	905	630
Trustees of Boston College
3.042%, 07/01/2057	1,230	803
Trustees of Boston University
4.061%, 10/01/2048	1,800	1,600
University of Chicago
2.761%, 04/01/2045	2,520	1,945
University of Southern California
3.841%, 10/01/2047	1,340	1,116
3.028%, 10/01/2039	2,300	1,890
2.805%, 10/01/2050	925	620

		121,204

Consumer Staples — 5.0%
Altria Group
10.200%, 02/06/2039	1,136	1,619
9.950%, 11/10/2038	500	681
4.500%, 05/02/2043	100	84
4.250%, 08/09/2042	575	468
3.875%, 09/16/2046	60	45
3.400%, 02/04/2041	1,043	777
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	48,022	44,904
4.700%, 02/01/2036	23,405	22,706

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	$1,240	$1,593
8.000%, 11/15/2039	3,821	4,861
5.550%, 01/23/2049	8,610	8,754
BAT Capital
4.758%, 09/06/2049	1,046	878
4.390%, 08/15/2037	720	638
Cargill
4.375%, 04/22/2052 (A)	2,610	2,233
Church & Dwight
5.000%, 06/15/2052	227	212
Coca-Cola
5.400%, 05/13/2064	2,720	2,713
5.200%, 01/14/2055	3,310	3,254
2.500%, 03/15/2051	2,085	1,276
Constellation Brands
3.750%, 05/01/2050	430	320
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,345	1,354
4.950%, 04/27/2062 (A)	310	277
4.750%, 04/27/2052 (A)	3,089	2,751
4.625%, 04/27/2042 (A)	320	291
Dollar Tree
3.375%, 12/01/2051	1,105	725
Hormel Foods
3.050%, 06/03/2051	1,305	879
JBS USA Holding Lux SARL
7.250%, 11/15/2053	4,210	4,845
6.500%, 12/01/2052	1,535	1,622
6.375%, 02/25/2055 (A)	1,050	1,094
4.375%, 02/02/2052	1,930	1,515
Kenvue
5.100%, 03/22/2043	610	599
5.050%, 03/22/2053	1,700	1,633
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,331
3.900%, 05/04/2047	1,670	1,357
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,336
Kroger
5.650%, 09/15/2064	1,035	1,006
Mars
3.950%, 04/01/2049 (A)	2,280	1,816
Nestle Capital
5.100%, 03/12/2054 (A)	1,845	1,798
Nestle Holdings
3.900%, 09/24/2038 (A)	1,640	1,459
PepsiCo
5.250%, 07/17/2054	2,195	2,176
4.650%, 02/15/2053	2,834	2,565
3.450%, 10/06/2046	6,055	4,627
Philip Morris International
4.875%, 11/15/2043	3,640	3,365

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 03/20/2042	$5,750	$5,130
4.125%, 03/04/2043	586	493
3.875%, 08/21/2042	990	811
Reynolds American
8.125%, 05/01/2040	2,390	2,837
Target
2.950%, 01/15/2052	5,915	3,894
Walmart
4.500%, 09/09/2052	2,045	1,853
4.500%, 04/15/2053	4,319	3,904
2.650%, 09/22/2051	4,940	3,178
2.500%, 09/22/2041	3,836	2,746

		163,283

Energy — 5.9%
BG Energy Capital PLC
5.125%, 10/15/2041 (A)	1,600	1,538
BP Capital Markets America
4.812%, 02/13/2033	5,385	5,316
3.379%, 02/08/2061	13,591	9,004
3.001%, 03/17/2052	170	110
3.000%, 02/24/2050	1,507	995
2.939%, 06/04/2051	3,275	2,106
2.772%, 11/10/2050	4,482	2,801
Cenovus Energy
6.750%, 11/15/2039	245	269
Chevron USA
2.343%, 08/12/2050	1,685	992
ConocoPhillips
5.700%, 09/15/2063	1,015	1,009
5.650%, 01/15/2065	2,055	2,015
5.550%, 03/15/2054	945	934
5.500%, 01/15/2055	1,660	1,627
5.300%, 05/15/2053	385	366
4.300%, 11/15/2044	3,830	3,279
4.025%, 03/15/2062	14,384	10,828
3.800%, 03/15/2052	2,185	1,647
Diamondback Energy
5.750%, 04/18/2054	1,516	1,464
4.400%, 03/24/2051	500	403
4.250%, 03/15/2052	2,685	2,104
Eastern Energy Gas Holdings LLC
6.200%, 01/15/2055	787	838
5.650%, 10/15/2054	1,994	1,954
Enbridge
6.700%, 11/15/2053	1,175	1,301
Energy Transfer LP
6.200%, 04/01/2055	1,800	1,836
6.050%, 06/01/2041	2,225	2,253
5.400%, 10/01/2047	822	760
5.150%, 03/15/2045	3,790	3,407
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
7.550%, 04/15/2038	$2,000	$2,397
6.125%, 10/15/2039	1,335	1,435
5.950%, 02/01/2041	166	175
5.550%, 02/16/2055	12,237	12,139
4.900%, 05/15/2046	6,975	6,379
4.850%, 08/15/2042	4,315	3,998
4.850%, 03/15/2044	1,455	1,337
3.300%, 02/15/2053	310	212
3.200%, 02/15/2052	170	115
EOG Resources
5.650%, 12/01/2054	660	666
4.950%, 04/15/2050	1,600	1,461
Equinor
5.100%, 08/17/2040	2,335	2,324
4.800%, 11/08/2043	899	853
3.700%, 04/06/2050	3,785	2,915
3.625%, 04/06/2040	2,740	2,303
3.250%, 11/18/2049	1,889	1,344
Exxon Mobil
4.327%, 03/19/2050	6,073	5,162
4.227%, 03/19/2040	3,635	3,265
4.114%, 03/01/2046	1,030	862
3.452%, 04/15/2051	15,562	11,325
3.095%, 08/16/2049	810	559
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	1,100	1,100
Hess
6.000%, 01/15/2040	3,620	3,875
5.600%, 02/15/2041	2,555	2,587
Marathon Petroleum
5.000%, 09/15/2054	300	254
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,259
Occidental Petroleum
6.450%, 09/15/2036	2,050	2,142
4.300%, 08/15/2039	462	379
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (A)	5,375	5,162
Shell Finance US
4.550%, 08/12/2043	1,900	1,707
4.375%, 05/11/2045	10,530	9,118
4.000%, 05/10/2046	1,580	1,287
3.750%, 09/12/2046	9,009	7,079
3.250%, 04/06/2050	165	116
Shell International Finance BV
6.375%, 12/15/2038	5,481	6,156
3.625%, 08/21/2042	1,160	925
3.000%, 11/26/2051	4,147	2,737
Suncor Energy
5.950%, 12/01/2034	1,453	1,509
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,356

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TotalEnergies Capital
5.638%, 04/05/2064	$3,990	$3,960
5.425%, 09/10/2064	1,425	1,362
TotalEnergies Capital International
3.127%, 05/29/2050	13,940	9,513
2.986%, 06/29/2041	1,410	1,039
TransCanada PipeLines
5.600%, 03/31/2034	835	849
Williams
5.400%, 03/04/2044	1,000	962

		192,032

Financials — 19.7%
AIA Group MTN
5.400%, 09/30/2054 (A)	760	741
4.875%, 03/11/2044 (A)	3,372	3,248
Alleghany
4.900%, 09/15/2044	1,415	1,326
Allstate
4.500%, 06/15/2043	528	462
American Express
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	395	398
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,035	787
Apollo Global Management
5.800%, 05/21/2054	2,440	2,482
Arthur J Gallagher
5.550%, 02/15/2055	2,195	2,157
Bank of America
7.750%, 05/14/2038	1,515	1,811
6.000%, 10/15/2036	3,800	4,014
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	1,425	1,492
5.511%, SOFRRATE + 1.310%, 01/24/2036 (B)	3,440	3,515
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	10,635	10,815
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	20,254	15,632
Bank of America MTN
5.875%, 02/07/2042	1,935	2,064
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	3,835	3,787
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	6,145	4,968
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,855	5,129
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	4,955	4,352
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	35,013	25,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
5.785%, SOFRRATE + 1.590%, 02/25/2036 (B)	$1,315	$1,336
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	1,888	1,862
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,180	1,096
4.300%, 05/15/2043	1,565	1,396
4.200%, 08/15/2048	1,575	1,328
3.850%, 03/15/2052	6,210	4,838
2.850%, 10/15/2050	5,086	3,319
BlackRock Funding
5.350%, 01/08/2055	5,710	5,668
5.250%, 03/14/2054	5,010	4,897
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,802	1,905
Brookfield Finance
5.968%, 03/04/2054	8,115	8,445
5.813%, 03/03/2055	3,954	3,981
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,252	1,247
Chubb INA Holdings LLC
6.700%, 05/15/2036	4,870	5,545
4.350%, 11/03/2045	3,045	2,657
3.050%, 12/15/2061	3,090	1,939
Cincinnati Financial
6.125%, 11/01/2034	1,853	1,971
Citibank
5.570%, 04/30/2034	2,280	2,359
Citigroup
8.125%, 07/15/2039	4,835	6,057
6.125%, 08/25/2036	455	472
6.020%, SOFRRATE + 1.830%, 01/24/2036 (B)	4,005	4,079
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	2,635	2,647
5.612%, SOFRRATE + 1.746%, 03/04/2056 (B)	4,867	4,887
5.449%, SOFRRATE + 1.447%, 06/11/2035 (B)	940	954
5.411%, H15T5Y + 1.730%, 09/19/2039 (B)	1,330	1,287
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	3,630	3,572
4.650%, 07/30/2045	1,134	1,018
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	6,550	5,519
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,117
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	3,695	2,652
Citigroup Capital III
7.625%, 12/01/2036	890	998

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CME Group
4.150%, 06/15/2048	$1,634	$1,403
Corestates Capital III
5.155%, TSFR3M + 0.832%, 02/15/2027 (A)(B)	375	370
Deutsche Bank NY
5.403%, SOFRRATE + 2.050%, 09/11/2035 (B)	1,145	1,122
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	836
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,793
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	830	869
Global Payments
5.950%, 08/15/2052	290	290
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,349
Goldman Sachs Group
6.250%, 02/01/2041	4,014	4,314
5.734%, SOFRRATE + 1.696%, 01/28/2056 (B)	4,135	4,213
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	9,055	8,985
5.016%, SOFRRATE + 1.420%, 10/23/2035 (B)	4,030	3,941
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	14,635	13,263
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,995	6,973
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	1,480	1,145
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	2,830	2,137
3.102%, SOFRRATE + 1.410%, 02/24/2033 (B)	1,480	1,306
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	4,300	3,092
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,238	3,856
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,155	1,030
HSBC Bank USA
7.000%, 01/15/2039	8,237	9,384
HSBC Holdings PLC
6.500%, 09/15/2037	2,200	2,372
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	2,800	3,024
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	865	884

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intercontinental Exchange
4.250%, 09/21/2048	$1,800	$1,527
3.000%, 06/15/2050	1,175	780
JAB Holdings BV
4.500%, 04/08/2052 (A)	1,270	991
JPMorgan Chase
6.400%, 05/15/2038	5,119	5,714
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	1,320	1,422
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	1,890	1,975
5.600%, 07/15/2041	2,670	2,753
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	7,315	7,348
5.500%, 10/15/2040	2,825	2,888
5.400%, 01/06/2042	2,834	2,870
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	7,935	8,049
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	505	510
4.946%, SOFRRATE + 1.340%, 10/22/2035 (B)	3,770	3,707
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,340	1,097
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	9,125	7,338
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	4,975	3,970
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	20,395	17,795
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	10,078	7,174
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	4,430	3,354
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	190	129
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	430	330
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	4,660	3,262
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	1,053
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,872	1,750
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,250
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/2036 (B)	1,835	1,823
Marsh & McLennan
6.250%, 11/01/2052	3,160	3,476
5.700%, 09/15/2053	1,890	1,953
5.450%, 03/15/2053	1,030	1,025
5.450%, 03/15/2054	195	194

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.400%, 03/15/2055	$962	$948
4.900%, 03/15/2049	2,752	2,540
4.350%, 01/30/2047	1,330	1,150
4.200%, 03/01/2048	3,890	3,258
2.900%, 12/15/2051	1,175	757
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,284
3.729%, 10/15/2070 (A)	4,545	3,088
Mastercard
3.950%, 02/26/2048	1,260	1,037
3.850%, 03/26/2050	8,371	6,734
MetLife
5.875%, 02/06/2041	1,675	1,764
5.700%, 06/15/2035	2,929	3,083
5.250%, 01/15/2054	1,175	1,139
5.000%, 07/15/2052	5,140	4,782
4.875%, 11/13/2043	3,080	2,875
4.721%, 12/15/2044	3,540	3,212
4.125%, 08/13/2042	2,490	2,143
4.050%, 03/01/2045	1,295	1,074
Moody's
4.875%, 12/17/2048	2,216	2,040
3.250%, 05/20/2050	420	293
2.750%, 08/19/2041	250	178
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	530	542
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	5,745	5,737
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	1,935	1,966
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,477
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	5,550	4,227
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	3,315	3,455
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	885	890
4.375%, 01/22/2047	125	107
4.300%, 01/27/2045	7,660	6,568
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	8,615	7,516
2.943%, SOFRRATE + 1.290%, 01/21/2033 (B)	6,250	5,485
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	800	509
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	545	469
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,391
4.350%, 04/30/2050 (A)	2,295	1,796

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Global Funding
5.350%, 01/23/2035 (A)	$3,240	$3,330
New York Life Insurance
6.750%, 11/15/2039 (A)	4,535	5,168
5.875%, 05/15/2033 (A)	4,024	4,247
3.750%, 05/15/2050 (A)	1,960	1,482
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	450	349
3.625%, 09/30/2059 (A)	5,902	4,111
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	388	317
Pacific LifeCorp
3.350%, 09/15/2050 (A)	1,272	888
PayPal Holdings
3.250%, 06/01/2050	3,165	2,195
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	2,055	2,283
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	100	103
5.575%, SOFRRATE + 1.394%, 01/29/2036 (B)	610	625
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	3,400	3,435
Progressive
3.700%, 03/15/2052	4,625	3,551
Prudential Financial MTN
5.700%, 12/14/2036	3,568	3,763
3.700%, 03/13/2051	1,305	982
Raymond James Financial
4.950%, 07/15/2046	1,164	1,067
3.750%, 04/01/2051	2,669	1,982
S&P Global
3.900%, 03/01/2062	550	420
3.700%, 03/01/2052	2,235	1,726
3.250%, 12/01/2049	2,331	1,664
Securian Financial Group
4.800%, 04/15/2048 (A)	1,753	1,563
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	4,475	4,113
4.270%, 05/15/2047 (A)	2,793	2,324
3.300%, 05/15/2050 (A)	4,255	2,959
Travelers
5.450%, 05/25/2053	5,370	5,414
5.350%, 11/01/2040	1,565	1,574
4.600%, 08/01/2043	3,935	3,577
4.100%, 03/04/2049	3,853	3,173
4.050%, 03/07/2048	1,300	1,067
Travelers MTN
6.250%, 06/15/2037	1,205	1,325

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	$1,740	$1,807
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	7,040	7,240
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	705	698
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	3,195	3,085
UBS
4.500%, 06/26/2048	2,365	2,069
UBS Group
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	2,155	2,224
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	1,505	1,564
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	1,505	1,547
5.424%, SOFRRATE + 1.411%, 02/12/2036 (B)	965	976
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	760	740
Visa
4.300%, 12/14/2045	8,710	7,694
2.700%, 04/15/2040	720	543
2.000%, 08/15/2050	5,410	3,015
Wells Fargo
7.950%, 11/15/2029	675	761
6.600%, 01/15/2038	9,970	11,078
5.950%, 08/26/2036	5,460	5,770
5.950%, 12/15/2036	1,002	1,028
5.850%, 02/01/2037	8,552	8,938
5.606%, 01/15/2044	446	440
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	4,985	5,067
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	2,510	2,540
3.900%, 05/01/2045	3,324	2,669
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	3,040	2,302
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	14,637	13,518
4.900%, 11/17/2045	1,685	1,513
4.750%, 12/07/2046	4,890	4,255
4.650%, 11/04/2044	2,570	2,245
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	5,455	4,736
4.400%, 06/14/2046	5,885	4,907
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,035	2,726

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	$1,405	$1,413
XL Group
5.250%, 12/15/2043	2,405	2,327

		641,558

Health Care — 13.8%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,575
4.900%, 11/30/2046	7,378	7,121
AbbVie
5.600%, 03/15/2055	1,055	1,094
5.500%, 03/15/2064	3,745	3,758
5.400%, 03/15/2054	12,139	12,219
5.350%, 03/15/2044	800	807
4.850%, 06/15/2044	225	212
4.750%, 03/15/2045	7,010	6,506
4.700%, 05/14/2045	4,144	3,810
4.400%, 11/06/2042	635	571
4.250%, 11/21/2049	20,596	17,507
4.050%, 11/21/2039	3,280	2,904
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,486
Alcon Finance
3.800%, 09/23/2049 (A)	1,070	813
Allina Health System
4.805%, 11/15/2045	1,666	1,531
3.887%, 04/15/2049	1,454	1,147
Amgen
5.750%, 03/02/2063	255	255
4.875%, 03/01/2053	730	654
4.663%, 06/15/2051	800	700
4.400%, 05/01/2045	1,020	877
Ascension Health
4.847%, 11/15/2053	520	490
3.945%, 11/15/2046	1,291	1,079
3.106%, 11/15/2039	3,270	2,588
AstraZeneca PLC
6.450%, 09/15/2037	4,349	4,893
4.375%, 11/16/2045	3,734	3,295
3.000%, 05/28/2051	1,873	1,282
Banner Health
2.907%, 01/01/2042	1,781	1,310
Baptist Health South Florida
4.342%, 11/15/2041	610	546
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	1,290	946
4.400%, 07/15/2044 (A)	1,942	1,491
3.950%, 04/15/2045 (A)	2,680	1,934
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	400	417

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baylor Scott & White Holdings
4.185%, 11/15/2045	$1,250	$1,081
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	767
Bristol-Myers Squibb
6.400%, 11/15/2063	3,480	3,861
5.650%, 02/22/2064	705	707
5.550%, 02/22/2054	7,055	7,085
4.550%, 02/20/2048	1,614	1,417
4.250%, 10/26/2049	13,254	11,074
3.900%, 03/15/2062	1,910	1,416
3.700%, 03/15/2052	7,449	5,598
3.550%, 03/15/2042	1,060	846
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	357
Children's Health Care
3.448%, 08/15/2049	815	602
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	774
Cigna Group
4.800%, 08/15/2038	1,300	1,222
3.875%, 10/15/2047	1,200	910
City of Hope
5.623%, 11/15/2043	920	921
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,088
CommonSpirit Health
4.187%, 10/01/2049	805	652
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (B)	925	934
6.750%, H15T5Y + 2.516%, 12/10/2054 (B)	150	150
5.875%, 06/01/2053	540	520
5.125%, 07/20/2045	475	420
5.050%, 03/25/2048	9,540	8,273
4.780%, 03/25/2038	2,585	2,345
Danaher
2.800%, 12/10/2051	1,315	840
Elevance Health
6.100%, 10/15/2052	350	363
5.850%, 11/01/2064	675	673
5.700%, 02/15/2055	1,550	1,526
5.650%, 06/15/2054	2,206	2,172
Eli Lilly
5.500%, 02/12/2055	4,240	4,376
5.200%, 08/14/2064	3,221	3,124
5.100%, 02/09/2064	4,977	4,744
5.050%, 08/14/2054	4,170	4,011
5.000%, 02/09/2054	5,350	5,120
4.950%, 02/27/2063	4,769	4,451
4.875%, 02/27/2053	3,730	3,500
3.950%, 03/15/2049	2,925	2,401

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GE HealthCare Technologies
6.377%, 11/22/2052	$430	$477
Gilead Sciences
5.500%, 11/15/2054	2,960	3,001
4.800%, 04/01/2044	750	695
4.500%, 02/01/2045	2,155	1,912
4.150%, 03/01/2047	2,590	2,165
GlaxoSmithKline Capital
6.375%, 05/15/2038	6,029	6,720
HCA
6.200%, 03/01/2055	1,915	1,949
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	3,818	3,833
3.200%, 06/01/2050 (A)	3,435	2,272
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,090
Humana
8.150%, 06/15/2038	1,510	1,812
5.750%, 04/15/2054	1,591	1,517
4.625%, 12/01/2042	505	432
3.950%, 08/15/2049	120	90
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,960	1,615
Johnson & Johnson
4.850%, 05/15/2041	6,672	6,607
3.750%, 03/03/2047	400	326
3.625%, 03/03/2037	790	705
3.400%, 01/15/2038	4,100	3,529
2.100%, 09/01/2040	1,335	925
Kaiser Foundation Hospitals
4.150%, 05/01/2047	960	816
3.266%, 11/01/2049	2,275	1,651
2.810%, 06/01/2041	6,975	5,131
Mass General Brigham
3.765%, 07/01/2048	1,000	796
3.342%, 07/01/2060	1,015	699
3.192%, 07/01/2049	2,467	1,761
Medtronic
4.375%, 03/15/2035	2,330	2,253
Memorial Health Services
3.447%, 11/01/2049	2,935	2,185
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	229
4.125%, 07/01/2052	2,520	2,109
2.955%, 01/01/2050	780	532
Merck
5.000%, 05/17/2053	4,610	4,362
4.900%, 05/17/2044	2,725	2,598
4.150%, 05/18/2043	2,700	2,334
4.000%, 03/07/2049	550	450
3.900%, 03/07/2039	1,440	1,260
3.700%, 02/10/2045	9,330	7,485
2.900%, 12/10/2061	2,286	1,372

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 12/10/2051	$1,715	$1,087
2.350%, 06/24/2040	1,290	912
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,296
MultiCare Health System
2.803%, 08/15/2050	2,205	1,341
MyMichigan Health
3.409%, 06/01/2050	2,220	1,590
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,455
Northwell Healthcare
4.260%, 11/01/2047	705	592
Novant Health
3.168%, 11/01/2051	2,615	1,817
Novartis Capital
4.700%, 09/18/2054	2,645	2,424
4.400%, 05/06/2044	90	81
4.000%, 11/20/2045	775	661
NYU Langone Hospitals
5.750%, 07/01/2043	1,730	1,816
4.368%, 07/01/2047	1,685	1,488
3.380%, 07/01/2055	1,510	1,085
Orlando Health Obligated Group
3.327%, 10/01/2050	820	597
PeaceHealth Obligated Group
3.218%, 11/15/2050	3,510	2,340
Pfizer
4.400%, 05/15/2044	1,055	938
4.300%, 06/15/2043	3,860	3,404
4.200%, 09/15/2048	5,850	4,921
4.100%, 09/15/2038	1,900	1,711
4.000%, 12/15/2036	200	184
3.900%, 03/15/2039	2,100	1,835
2.550%, 05/28/2040	575	414
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	3,953	3,772
5.300%, 05/19/2053	11,725	11,337
5.110%, 05/19/2043	7,865	7,598
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,184
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	608
Revvity
3.625%, 03/15/2051	325	232
Roche Holdings
5.218%, 03/08/2054 (A)	6,034	5,976
4.592%, 09/09/2034 (A)	675	664
2.607%, 12/13/2051 (A)	700	435
Sentara Health
2.927%, 11/01/2051	805	540
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sharp HealthCare
2.680%, 08/01/2050	$1,500	$959
Solventum
6.000%, 05/15/2064	370	376
5.900%, 04/30/2054	5,355	5,443
Stanford Health Care
3.795%, 11/15/2048	5,332	4,299
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	238
Sutter Health
5.547%, 08/15/2053	1,478	1,547
Takeda Pharmaceutical
5.650%, 07/05/2054	500	501
3.175%, 07/09/2050	1,720	1,164
Trinity Health
4.125%, 12/01/2045	1,277	1,087
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,217
6.500%, 06/15/2037	1,275	1,422
6.050%, 02/15/2063	1,625	1,700
5.950%, 02/15/2041	1,130	1,186
5.875%, 02/15/2053	5,011	5,175
5.800%, 03/15/2036	620	656
5.750%, 07/15/2064	6,633	6,627
5.700%, 10/15/2040	25	26
5.625%, 07/15/2054	8,830	8,813
5.500%, 07/15/2044	3,200	3,194
5.500%, 04/15/2064	1,825	1,756
5.375%, 04/15/2054	3,890	3,736
4.750%, 07/15/2045	5,015	4,546
4.750%, 05/15/2052	7,780	6,792
4.450%, 12/15/2048	13,894	11,826
4.375%, 03/15/2042	30	26
4.250%, 04/15/2047	2,770	2,317
4.250%, 06/15/2048	7,070	5,836
4.200%, 01/15/2047	1,477	1,227
3.950%, 10/15/2042	7,190	5,980
3.750%, 10/15/2047	825	632
3.700%, 08/15/2049	1,726	1,297
3.500%, 08/15/2039	4,450	3,639
3.250%, 05/15/2051	5,480	3,744
3.050%, 05/15/2041	9,021	6,700
2.900%, 05/15/2050	1,740	1,114
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	595
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,750	1,571
Wyeth LLC
5.950%, 04/01/2037	15,909	16,974

		449,639

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 7.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	$1,585	$1,540
3.850%, 10/29/2041	320	258
3.300%, 01/30/2032	975	867
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	257	256
Airbus
3.950%, 04/10/2047 (A)	1,650	1,361
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	624	597
BAE Systems PLC
3.000%, 09/15/2050 (A)	4,771	3,200
Boeing
7.008%, 05/01/2064	2,330	2,581
6.858%, 05/01/2054	1,065	1,173
5.930%, 05/01/2060	885	847
5.805%, 05/01/2050	6,030	5,817
5.705%, 05/01/2040	2,070	2,037
3.750%, 02/01/2050	915	650
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	4,732	4,813
5.200%, 04/15/2054	1,830	1,785
5.150%, 09/01/2043	1,345	1,329
4.900%, 04/01/2044	9,266	8,777
4.550%, 09/01/2044	3,935	3,562
4.450%, 03/15/2043	560	503
4.450%, 01/15/2053	2,169	1,889
4.400%, 03/15/2042	2,825	2,527
4.375%, 09/01/2042	305	272
4.150%, 04/01/2045	9,310	7,927
4.050%, 06/15/2048	1,955	1,616
3.300%, 09/15/2051	4,705	3,348
3.050%, 02/15/2051	2,455	1,671
2.875%, 06/15/2052	4,425	2,874
Canadian National Railway
6.200%, 06/01/2036	5,060	5,548
4.500%, 11/07/2043	1,720	1,543
4.400%, 08/05/2052	2,796	2,434
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,502
Caterpillar
4.750%, 05/15/2064	510	457
CSX
4.900%, 03/15/2055	10,395	9,595
4.500%, 11/15/2052	1,970	1,718
4.500%, 08/01/2054	1,625	1,416
Cummins
5.450%, 02/20/2054	2,781	2,801
2.600%, 09/01/2050	2,660	1,640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
5.700%, 01/19/2055	$7,125	$7,554
5.450%, 01/16/2035	4,207	4,377
3.900%, 06/09/2042	800	686
2.875%, 09/07/2049	3,095	2,101
Emerson Electric
2.800%, 12/21/2051	4,551	2,934
General Dynamics
4.250%, 04/01/2040	2,570	2,310
4.250%, 04/01/2050	4,079	3,458
Honeywell International
5.350%, 03/01/2064	2,150	2,080
5.250%, 03/01/2054	10,188	9,825
John Deere Capital MTN
5.050%, 06/12/2034	706	717
Lockheed Martin
5.200%, 02/15/2055	2,870	2,769
5.200%, 02/15/2064	3,680	3,493
4.700%, 05/15/2046	550	504
4.300%, 06/15/2062	2,676	2,183
4.090%, 09/15/2052	8,777	7,148
4.070%, 12/15/2042	7,221	6,169
3.800%, 03/01/2045	2,185	1,762
2.800%, 06/15/2050	1,155	748
Norfolk Southern
4.837%, 10/01/2041	4,500	4,211
3.700%, 03/15/2053	500	371
Northrop Grumman
4.030%, 10/15/2047	15	12
PACCAR Financial MTN
5.000%, 03/22/2034	2,497	2,540
RTX
6.125%, 07/15/2038	295	317
4.625%, 11/16/2048	1,315	1,154
4.500%, 06/01/2042	4,787	4,258
3.750%, 11/01/2046	2,039	1,590
2.820%, 09/01/2051	150	94
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	3,335	2,512
Snap-on
4.100%, 03/01/2048	4,686	3,898
TTX
4.600%, 02/01/2049 (A)	2,842	2,543
Uber Technologies
5.350%, 09/15/2054	845	804
Union Pacific
4.950%, 05/15/2053	195	183
3.875%, 02/01/2055	2,215	1,715
3.839%, 03/20/2060	18,709	13,978
3.500%, 02/14/2053	7,790	5,704
3.375%, 02/14/2042	825	650
2.973%, 09/16/2062	2,945	1,773
2.950%, 03/10/2052	13,627	8,937

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Pacific MTN
3.550%, 08/15/2039	$925	$775
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,051	1,077
United Airlines Pass-Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,418	1,441
United Parcel Service
7.620%, 04/01/2030 (C)	710	804
6.200%, 01/15/2038	1,992	2,185
5.500%, 05/22/2054	1,035	1,039
5.200%, 04/01/2040	1,375	1,376
5.050%, 03/03/2053	6,529	6,156
3.625%, 10/01/2042	1,260	1,013
Waste Management
5.350%, 10/15/2054	5,386	5,340
WW Grainger
4.600%, 06/15/2045	1,893	1,736

		233,735

Information Technology — 5.7%
Accenture Capital
4.500%, 10/04/2034	1,385	1,344
Analog Devices
2.950%, 10/01/2051	6,597	4,371
2.800%, 10/01/2041	3,820	2,809
Apple
4.650%, 02/23/2046	6,474	6,086
4.375%, 05/13/2045	10,648	9,627
3.850%, 05/04/2043	3,285	2,795
3.850%, 08/04/2046	13,430	11,078
3.750%, 09/12/2047	7,115	5,766
3.750%, 11/13/2047	170	137
3.450%, 02/09/2045	10,300	8,121
2.850%, 08/05/2061	6,070	3,765
2.800%, 02/08/2061	1,390	851
2.700%, 08/05/2051	2,550	1,631
2.650%, 05/11/2050	1,440	928
2.650%, 02/08/2051	14,140	9,007
2.375%, 02/08/2041	1,480	1,052
Applied Materials
4.350%, 04/01/2047	1,481	1,295
AppLovin
5.950%, 12/01/2054	1,045	1,066
Broadcom
4.926%, 05/15/2037 (A)	2,080	2,018
Cisco Systems
5.900%, 02/15/2039	3,985	4,310
5.500%, 01/15/2040	2,094	2,167
5.350%, 02/26/2064	4,910	4,848
5.300%, 02/26/2054	8,937	8,921

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	$900	$955
6.100%, 01/25/2036 (A)	750	781
Intel
5.700%, 02/10/2053	1,110	1,043
International Business Machines
5.700%, 02/10/2055	9,220	9,282
4.150%, 05/15/2039	3,200	2,820
4.000%, 06/20/2042	1,740	1,458
Intuit
5.500%, 09/15/2053	5,040	5,111
KLA
5.000%, 03/15/2049	562	535
4.950%, 07/15/2052	6,322	5,916
3.300%, 03/01/2050	535	381
Lam Research
2.875%, 06/15/2050	3,198	2,089
Microsoft
3.450%, 08/08/2036	895	805
3.041%, 03/17/2062	12,523	8,261
2.921%, 03/17/2052	13,219	9,058
2.675%, 06/01/2060	1,805	1,102
2.525%, 06/01/2050	19,107	12,152
2.500%, 09/15/2050	3,370	2,125
NVIDIA
3.500%, 04/01/2040	2,870	2,431
Oracle
4.125%, 05/15/2045	750	607
4.000%, 07/15/2046	3,531	2,773
4.000%, 11/15/2047	1,002	780
3.600%, 04/01/2040	4,128	3,293
QUALCOMM
4.300%, 05/20/2047	3,225	2,744
Salesforce
3.050%, 07/15/2061	1,295	818
2.900%, 07/15/2051	3,785	2,486
2.700%, 07/15/2041	2,175	1,580
Sprint Capital
8.750%, 03/15/2032	559	673
Texas Instruments
5.150%, 02/08/2054	2,465	2,386
5.050%, 05/18/2063	6,885	6,430
5.000%, 03/14/2053	1,640	1,555

		186,423

Materials — 1.2%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	3,665	3,752
4.750%, 03/16/2052 (A)	4,155	3,584
3.950%, 09/10/2050 (A)	535	408
Barrick North America Finance LLC
5.750%, 05/01/2043	2,650	2,700

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	$2,345	$2,435
BHP Billiton Finance USA
5.500%, 09/08/2053	1,100	1,113
5.250%, 09/08/2033	3,150	3,212
5.000%, 09/30/2043	4,200	4,028
Celanese US Holdings LLC
6.950%, 11/15/2033	147	157
Ecolab
2.700%, 12/15/2051	3,280	2,075
Glencore Funding LLC
3.875%, 04/27/2051 (A)	1,635	1,203
International Flavors & Fragrances
5.000%, 09/26/2048	1,705	1,488
3.468%, 12/01/2050 (A)	6,975	4,727
3.268%, 11/15/2040 (A)	1,120	831
LYB International Finance III LLC
4.200%, 05/01/2050	535	413
Newmont
5.350%, 03/15/2034	620	632
Packaging Corp of America
3.050%, 10/01/2051	440	289
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,476
2.750%, 11/02/2051	4,135	2,605
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	200	191
Smurfit Kappa Treasury ULC
5.777%, 04/03/2054 (A)	1,105	1,120

		39,439

Real Estate — 1.5%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	186
3.550%, 03/15/2052	730	516
2.950%, 03/15/2034	225	190
American Homes 4 Rent LP
4.300%, 04/15/2052	1,445	1,174
3.375%, 07/15/2051	300	206
American Tower
3.700%, 10/15/2049	1,000	749
AvalonBay Communities
5.350%, 06/01/2034	1,180	1,210
Camden Property Trust
3.350%, 11/01/2049	1,030	738
ERP Operating LP
4.500%, 07/01/2044	1,000	890
4.500%, 06/01/2045	900	789
Essex Portfolio LP
2.650%, 09/01/2050	1,500	899
Federal Realty OP LP
4.500%, 12/01/2044	1,185	1,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	$755	$809
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	675	686
Kimco Realty OP LLC
3.700%, 10/01/2049	1,510	1,133
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,686
NNN REIT
3.000%, 04/15/2052	590	371
Prologis LP
5.250%, 06/15/2053	3,512	3,411
5.250%, 03/15/2054	2,560	2,488
2.125%, 10/15/2050	4,255	2,340
Prologis Targeted US Logistics Fund LP
5.250%, 01/15/2035 (A)	955	957
Realty Income
5.375%, 09/01/2054	2,875	2,813
Regency Centers LP
5.250%, 01/15/2034	1,895	1,911
5.100%, 01/15/2035	1,405	1,396
4.650%, 03/15/2049	1,341	1,176
4.400%, 02/01/2047	1,010	864
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,140	2,089
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	200	198
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,694
5.850%, 03/08/2053	4,334	4,514
4.250%, 11/30/2046	2,425	2,054
3.800%, 07/15/2050	1,400	1,066
3.250%, 09/13/2049	2,330	1,629
VICI Properties LP
5.625%, 05/15/2052	1,195	1,131
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,661
Weyerhaeuser
4.000%, 03/09/2052	1,020	787

		48,442

Utilities — 16.3%
AEP Transmission LLC
5.400%, 03/15/2053	1,195	1,175
4.000%, 12/01/2046	4,373	3,524
3.800%, 06/15/2049	1,980	1,514
3.650%, 04/01/2050	2,610	1,950
3.150%, 09/15/2049	1,760	1,195
2.750%, 08/15/2051	405	253
Alabama Power
5.200%, 06/01/2041	155	150
4.300%, 07/15/2048	1,420	1,191

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.850%, 12/01/2042	$7,684	$6,316
Ameren Illinois
5.900%, 12/01/2052	1,032	1,091
5.625%, 03/01/2055	1,350	1,364
3.700%, 12/01/2047	4,605	3,581
3.250%, 03/15/2050	55	39
2.900%, 06/15/2051	3,724	2,427
American Transmission Systems
5.000%, 09/01/2044 (A)	600	563
American Water Capital
3.750%, 09/01/2047	1,000	773
Appalachian Power
6.700%, 08/15/2037	50	55
5.800%, 10/01/2035	125	128
4.500%, 03/01/2049	700	576
Arizona Public Service
5.050%, 09/01/2041	50	46
4.500%, 04/01/2042	312	273
4.250%, 03/01/2049	450	366
4.200%, 08/15/2048	1,200	971
3.350%, 05/15/2050	550	384
Atmos Energy
4.125%, 10/15/2044	2,805	2,356
Avista
4.000%, 04/01/2052	550	423
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,878
4.550%, 06/01/2052	594	510
3.500%, 08/15/2046	4,995	3,718
2.900%, 06/15/2050	1,115	719
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,124
4.450%, 01/15/2049	4,595	3,888
4.250%, 10/15/2050	5,095	4,136
3.800%, 07/15/2048	14,490	11,187
Black Hills
4.200%, 09/15/2046	1,135	924
Boston Gas
6.119%, 07/20/2053 (A)	460	477
4.487%, 02/15/2042 (A)	250	214
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	970
4.500%, 04/01/2044	500	447
4.250%, 02/01/2049	1,760	1,463
3.950%, 03/01/2048	1,000	800
3.600%, 03/01/2052	890	660
2.900%, 07/01/2050	955	621
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (A)	1,600	1,585
Commonwealth Edison
5.300%, 02/01/2053	1,940	1,878
4.700%, 01/15/2044	5,213	4,711
4.600%, 08/15/2043	1,620	1,455

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2048	$3,275	$2,620
4.000%, 03/01/2049	1,530	1,216
3.850%, 03/15/2052	1,170	896
3.750%, 08/15/2047	2,720	2,117
3.700%, 03/01/2045	5,145	4,046
3.125%, 03/15/2051	4,990	3,349
Connecticut Light and Power
5.250%, 01/15/2053	595	578
4.150%, 06/01/2045	70	59
4.000%, 04/01/2048	2,652	2,126
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,173
6.200%, 06/15/2036	65	71
6.150%, 11/15/2052	2,605	2,797
5.900%, 11/15/2053	3,890	4,052
5.700%, 06/15/2040	40	41
5.700%, 05/15/2054	1,023	1,037
5.500%, 03/15/2055	4,385	4,318
4.625%, 12/01/2054	1,025	886
4.500%, 05/15/2058	930	771
3.950%, 03/01/2043	6,246	5,143
3.950%, 04/01/2050	1,135	904
3.875%, 06/15/2047	5,872	4,588
3.850%, 06/15/2046	3,427	2,706
3.700%, 11/15/2059	1,150	815
3.000%, 12/01/2060	1,700	1,037
Consumers Energy
4.350%, 04/15/2049	5,673	4,900
4.200%, 09/01/2052	790	657
4.050%, 05/15/2048	797	659
3.500%, 08/01/2051	1,285	961
2.500%, 05/01/2060	443	248
Dominion Energy
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	529	447
Dominion Energy South Carolina
5.100%, 06/01/2065	655	592
DTE Electric
5.400%, 04/01/2053	2,145	2,151
3.950%, 06/15/2042	80	66
3.700%, 03/15/2045	3,810	3,033
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	121
6.050%, 04/15/2038	1,465	1,582
6.000%, 01/15/2038	2,166	2,319
5.400%, 01/15/2054	2,630	2,588
5.350%, 01/15/2053	1,982	1,934
5.300%, 02/15/2040	6,490	6,507
5.250%, 03/15/2035	860	873
4.250%, 12/15/2041	6,735	5,847
4.000%, 09/30/2042	12,875	10,734
3.875%, 03/15/2046	915	736

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Florida LLC
6.400%, 06/15/2038	$2,515	$2,784
5.950%, 11/15/2052	3,756	3,890
4.200%, 07/15/2048	2,000	1,662
3.400%, 10/01/2046	2,055	1,514
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,722
6.350%, 08/15/2038	1,585	1,735
4.900%, 07/15/2043	900	834
3.750%, 05/15/2046	750	578
3.250%, 10/01/2049	4,840	3,351
2.750%, 04/01/2050	1,885	1,194
Duke Energy Ohio
4.300%, 02/01/2049	705	580
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,507
4.200%, 08/15/2045	3,565	2,992
4.150%, 12/01/2044	975	816
4.100%, 03/15/2043	860	726
3.600%, 09/15/2047	1,850	1,391
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	1,031
Entergy Arkansas LLC
5.750%, 06/01/2054	265	271
4.200%, 04/01/2049	1,675	1,376
3.350%, 06/15/2052	2,860	1,989
Entergy Louisiana LLC
5.800%, 03/15/2055	2,955	3,016
5.700%, 03/15/2054	2,740	2,781
4.200%, 09/01/2048	1,030	838
4.200%, 04/01/2050	1,445	1,173
3.100%, 06/15/2041	3,430	2,558
2.900%, 03/15/2051	5,200	3,321
Entergy Texas
3.550%, 09/30/2049	1,435	1,039
Essential Utilities
4.276%, 05/01/2049	485	392
Evergy Kansas Central
5.700%, 03/15/2053	500	509
3.450%, 04/15/2050	2,960	2,112
Evergy Metro
5.300%, 10/01/2041	150	147
4.200%, 06/15/2047	500	411
4.200%, 03/15/2048	1,000	821
FirstEnergy Pennsylvania Electric
6.150%, 10/01/2038	100	106
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	304
Florida Power & Light
5.800%, 03/15/2065	1,775	1,848
5.700%, 03/15/2055	5,600	5,802
5.690%, 03/01/2040	7,803	8,196

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.650%, 02/01/2037	$1,000	$1,051
5.600%, 06/15/2054	1,750	1,790
5.300%, 06/15/2034	1,005	1,030
4.800%, 05/15/2033	2,020	2,007
4.550%, 10/01/2044	700	622
4.050%, 06/01/2042	2,400	2,042
4.050%, 10/01/2044	2,065	1,734
3.950%, 03/01/2048	3,055	2,459
3.800%, 12/15/2042	3,565	2,923
3.700%, 12/01/2047	876	683
Georgia Power
4.300%, 03/15/2042	6,505	5,668
Idaho Power MTN
4.200%, 03/01/2048	1,645	1,357
Indiana Michigan Power
5.625%, 04/01/2053	760	761
4.550%, 03/15/2046	780	680
4.250%, 08/15/2048	1,095	892
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,529
International Transmission
4.625%, 08/15/2043	2,525	2,230
Jersey Central Power & Light
6.150%, 06/01/2037	775	823
5.100%, 01/15/2035 (A)	1,225	1,217
John Sevier Combined Cycle Generation LLC
4.626%, 01/15/2042	3,874	3,722
Kentucky Utilities
3.300%, 06/01/2050	1,270	884
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,112
MidAmerican Energy
5.850%, 09/15/2054	550	575
4.800%, 09/15/2043	5,260	4,875
4.400%, 10/15/2044	2,290	2,020
4.250%, 05/01/2046	1,675	1,415
4.250%, 07/15/2049	1,656	1,381
3.950%, 08/01/2047	600	483
3.650%, 08/01/2048	3,175	2,440
3.150%, 04/15/2050	2,025	1,393
MidAmerican Energy MTN
5.800%, 10/15/2036	635	672
Monongahela Power
5.850%, 02/15/2034 (A)	1,390	1,445
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	828
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,365	1,996
4.300%, 03/15/2049	3,643	3,050
Nevada Power
6.000%, 03/15/2054	3,405	3,584
5.900%, 05/01/2053	1,175	1,207

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	$1,446	$1,440
4.278%, 10/01/2034 (A)	2,303	2,137
4.119%, 11/28/2042 (A)	2,000	1,658
3.025%, 06/27/2050 (A)	500	325
NiSource
5.800%, 02/01/2042	900	903
Northern States Power
6.250%, 06/01/2036	3,755	4,183
6.200%, 07/01/2037	6,425	7,051
5.650%, 06/15/2054	2,000	2,069
5.100%, 05/15/2053	725	689
4.500%, 06/01/2052	1,460	1,266
3.600%, 05/15/2046	500	385
3.400%, 08/15/2042	214	167
3.200%, 04/01/2052	905	620
NSTAR Electric
4.950%, 09/15/2052	765	707
4.550%, 06/01/2052	2,765	2,379
3.100%, 06/01/2051	2,625	1,771
Oglethorpe Power
6.200%, 12/01/2053	600	635
5.375%, 11/01/2040	1,930	1,894
5.250%, 09/01/2050	1,865	1,744
4.500%, 04/01/2047	1,285	1,086
4.200%, 12/01/2042	2,485	2,035
Ohio Edison
8.250%, 10/15/2038	655	833
Oklahoma Gas and Electric
5.600%, 04/01/2053	1,155	1,156
Oncor Electric Delivery LLC
5.350%, 10/01/2052	411	398
5.300%, 06/01/2042	474	466
5.250%, 09/30/2040	4,946	4,893
4.950%, 09/15/2052	2,338	2,131
4.550%, 12/01/2041	3,920	3,540
4.100%, 11/15/2048	750	606
3.800%, 06/01/2049	4,650	3,564
3.700%, 05/15/2050	375	280
3.100%, 09/15/2049	80	54
2.700%, 11/15/2051	2,210	1,349
Pacific Gas and Electric
6.750%, 01/15/2053	2,755	2,966
5.900%, 10/01/2054	4,385	4,288
5.250%, 03/01/2052	100	89
4.950%, 07/01/2050	3,535	3,049
4.500%, 07/01/2040	2,045	1,768
4.450%, 04/15/2042	1,465	1,230
4.200%, 06/01/2041	505	411
3.500%, 08/01/2050	180	123
PacifiCorp
6.250%, 10/15/2037	2,930	3,097
6.000%, 01/15/2039	3,685	3,824

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.800%, 01/15/2055	$180	$180
5.500%, 05/15/2054	3,644	3,484
4.100%, 02/01/2042	2,085	1,715
3.300%, 03/15/2051	820	549
2.900%, 06/15/2052	1,900	1,163
PECO Energy
5.250%, 09/15/2054	840	813
4.800%, 10/15/2043	1,505	1,381
4.600%, 05/15/2052	1,435	1,262
3.050%, 03/15/2051	1,919	1,283
Piedmont Natural Gas
4.650%, 08/01/2043	500	447
3.640%, 11/01/2046	1,300	966
Potomac Electric Power
5.500%, 03/15/2054	1,463	1,463
PPL Electric Utilities
5.250%, 05/15/2053	505	497
4.750%, 07/15/2043	2,820	2,617
4.125%, 06/15/2044	3,925	3,363
3.950%, 06/01/2047	3,869	3,185
Public Service Electric and Gas
5.300%, 08/01/2054	1,715	1,670
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,948
5.125%, 03/15/2053	885	845
4.150%, 11/01/2045	2,106	1,772
4.050%, 05/01/2048	1,931	1,584
4.000%, 06/01/2044	945	773
3.650%, 09/01/2042	1,315	1,052
3.600%, 12/01/2047	3,865	2,938
3.200%, 08/01/2049	3,295	2,314
Public Service of Colorado
6.500%, 08/01/2038	40	44
6.250%, 09/01/2037	1,265	1,374
5.750%, 05/15/2054	1,275	1,302
4.750%, 08/15/2041	40	36
4.500%, 06/01/2052	3,320	2,854
4.300%, 03/15/2044	1,500	1,273
4.100%, 06/15/2048	475	379
4.050%, 09/15/2049	1,525	1,203
3.950%, 03/15/2043	3,550	2,858
3.200%, 03/01/2050	1,180	803
Public Service of New Hampshire
5.150%, 01/15/2053	935	892
3.600%, 07/01/2049	1,695	1,281
Puget Sound Energy
5.795%, 03/15/2040	130	134
5.685%, 06/15/2054	395	401
4.223%, 06/15/2048	2,470	2,047
2.893%, 09/15/2051	2,315	1,463
San Diego Gas & Electric
6.000%, 06/01/2026	340	347
4.100%, 06/15/2049	1,340	1,069

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 06/01/2047	$2,380	$1,833
3.320%, 04/15/2050	4,699	3,267
Sempra
3.800%, 02/01/2038	850	703
Southern California Edison
5.900%, 03/01/2055	630	625
4.125%, 03/01/2048	4,850	3,726
4.050%, 03/15/2042	5,355	4,274
4.000%, 04/01/2047	2,750	2,103
Southern California Gas
5.750%, 06/01/2053	1,590	1,607
5.600%, 04/01/2054	1,315	1,296
4.300%, 01/15/2049	1,265	1,042
4.125%, 06/01/2048	2,865	2,314
3.750%, 09/15/2042	1,870	1,481
Southern Gas Capital
5.875%, 03/15/2041	100	103
4.400%, 06/01/2043	825	718
4.400%, 05/30/2047	50	42
3.950%, 10/01/2046	800	630
Southwest Gas
3.180%, 08/15/2051	1,065	703
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,293
3.850%, 02/01/2048	2,645	1,985
3.250%, 11/01/2051	614	408
Southwestern Public Service
6.000%, 06/01/2054	1,275	1,317
5.150%, 06/01/2052	440	393
4.500%, 08/15/2041	8,995	7,919
3.700%, 08/15/2047	1,770	1,323
Tampa Electric
3.450%, 03/15/2051	850	608
Tucson Electric Power
5.900%, 04/15/2055	1,755	1,802
4.850%, 12/01/2048	1,925	1,720
4.000%, 06/15/2050	250	196
3.250%, 05/01/2051	1,700	1,154
Union Electric
5.450%, 03/15/2053	2,185	2,151
5.125%, 03/15/2055	5,510	5,195
Virginia Electric and Power
8.875%, 11/15/2038	2,114	2,806
6.350%, 11/30/2037	2,690	2,931
5.450%, 04/01/2053	3,385	3,294
5.000%, 01/15/2034	1,390	1,376
4.650%, 08/15/2043	6,145	5,550
4.600%, 12/01/2048	4,095	3,570
4.450%, 02/15/2044	7,525	6,567
4.000%, 01/15/2043	300	247
4.000%, 11/15/2046	2,478	1,993
2.950%, 11/15/2051	400	257
2.450%, 12/15/2050	540	312

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Electric Power
5.050%, 10/01/2054	$1,511	$1,415
4.300%, 10/15/2048	2,021	1,728
3.650%, 12/15/2042	2,310	1,804
Wisconsin Power & Light
4.100%, 10/15/2044	325	264
3.650%, 04/01/2050	360	269
Wisconsin Public Service
2.850%, 12/01/2051	1,000	644
Xcel Energy
4.800%, 09/15/2041	1,907	1,709

		533,217

Total Corporate Obligations
(Cost $3,111,045) ($ Thousands)		2,790,274

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bills
4.266%, 05/15/2025 (D)	1,290	1,279
4.221%, 07/24/2025 (D)	4,410	4,337
U.S. Treasury Bonds
4.750%, 02/15/2045	1,750	1,803
4.625%, 05/15/2044	28,620	28,962
4.625%, 11/15/2044	24,550	24,819
4.625%, 02/15/2055	27,840	28,532
4.500%, 02/15/2044	7,148	7,125
4.500%, 11/15/2054	45,980	46,102
4.250%, 08/15/2054	4,325	4,156
4.125%, 08/15/2044	14,435	13,652
3.625%, 08/15/2043 (E)	16,920	14,993
3.375%, 05/15/2044	13,940	11,847
3.375%, 11/15/2048	8,415	6,916
3.000%, 08/15/2048	3,370	2,592
3.000%, 02/15/2049	10,045	7,702
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2035	4,695	4,822
U.S. Treasury Notes
4.625%, 02/15/2035	22,795	23,582
4.250%, 01/31/2030	1,715	1,733
4.000%, 02/28/2030	2,830	2,830
3.875%, 08/15/2034	10,486	10,227

Total U.S. Treasury Obligations
(Cost $242,571) ($ Thousands)		248,011

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 3.8%
California — 1.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$3,795	$4,162
California State University, RB
5.183%, 11/01/2053	2,225	2,158
5.060%, 11/01/2036	440	445
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	2,042
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,016
7.600%, 11/01/2040	385	470
7.550%, 04/01/2039	1,535	1,852
7.500%, 04/01/2034	6,220	7,238
7.300%, 10/01/2039	12,770	14,809
California State, GO
5.875%, 10/01/2041	1,745	1,831
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,814
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	390	313
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,337
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,184
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	567
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,288
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,128
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,320
3.006%, 05/15/2050	2,005	1,360
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,066
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	522
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,005	3,174
University of California, Ser AP, RB
3.931%, 05/15/2045	950	871

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser AQ, RB
4.767%, 05/15/2115	$1,076	$933
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	914

		56,814

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	479

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	133	149

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,334

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,867

Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	1,005	1,011

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,161
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	860

		4,021

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	544

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,857
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	909

		3,766

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.7%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	$245	$236
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	3,160	2,773
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	459
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,398
5.968%, 03/01/2036	570	600
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	793
5.882%, 06/15/2044	500	519
5.724%, 06/15/2042	4,720	4,848
5.440%, 06/15/2043	3,000	2,972
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	2,475	2,487
5.508%, 08/01/2037	1,890	1,891
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,420
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	1,760	1,807
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035 (F)	810	680

		22,883

Ohio — 0.2%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,245	3,433
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	382
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,221
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	843

		6,879

Texas — 0.7%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	$4,095	$3,483
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	329
Houston, GO
3.961%, 03/01/2047	1,500	1,301
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,556
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,903
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,745	3,869
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	1,220	777
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	4,580

		22,099

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	464

Total Municipal Bonds
(Cost $142,582) ($ Thousands)		125,310

SOVEREIGN DEBT — 1.3%

Chile Government International Bond
5.330%, 01/05/2054	4,200	3,966
3.860%, 06/21/2047	345	266
3.500%, 01/25/2050	1,630	1,162
3.100%, 05/07/2041	6,815	5,025
3.100%, 01/22/2061	530	323
Israel Government International Bond
5.750%, 03/12/2054	10,625	10,005
5.625%, 02/19/2035	1,930	1,940
4.125%, 01/17/2048	1,295	1,005
3.875%, 07/03/2050	3,480	2,541
Mexico Government International Bond
7.375%, 05/13/2055	6,250	6,516
6.338%, 05/04/2053	965	892
Republic of Poland Government International Bond
5.500%, 03/18/2054	4,435	4,247

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	$4,640	$4,519

Total Sovereign Debt
(Cost $45,033) ($ Thousands)		42,407

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	32,481,444	32,481
Total Cash Equivalent
(Cost $32,481) ($ Thousands)		32,481
Total Investments in Securities — 99.2%
(Cost $3,573,712) ($ Thousands)		$3,238,483

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	702	Jun-2025	$144,782	$145,291	$509
U.S. 5-Year Treasury Note	1,163	Jun-2025	123,903	125,531	1,628
U.S. 10-Year Treasury Note	21	Jun-2025	2,305	2,333	28
U.S. Ultra Long Treasury Bond	336	Jun-2025	40,652	41,707	1,055
Ultra 10-Year U.S. Treasury Note	227		25,384	25,935	551
			337,026	340,797	3,771
Short Contracts
U.S. 5-Year Treasury Note	(222)	Jun-2025	$(23,827)	$(23,963)	$(136)
U.S. Long Treasury Bond	(87)	Jun-2025	(10,109)	(10,274)	(165)
Ultra 10-Year U.S. Treasury Note	(542)	Jun-2025	(61,598)	(61,923)	(325)
			(95,534)	(96,160)	(626)
			$241,492	$244,637	$3,145

Percentages are based on Net Assets of $3,263,088 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $170,105 ($ Thousands), representing 5.2% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(F)	Security is escrowed to maturity.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Long Duration Credit Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,963	$737,420	$(724,902)	$—	$—	$32,481	$949	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 35.1%
Automotive — 22.0%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$100	$100
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	1,341	1,362
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	225	225
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	1,265	1,259
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	932	917
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	719	719
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A2
6.190%, 04/19/2027	535	537
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (A)	2,535	2,560
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	152	153
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	144	145
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	2,381	2,400
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	830	814
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	900	886
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	2,065	2,066
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	10	10
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	129	129
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	567	570
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	195	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	$1,100	$1,099
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	1,100	1,108
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/2028	2,400	2,412
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	1,555	1,558
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	361	358
Carmax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	391	387
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	2,093	2,097
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	4	4
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	102	102
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	2,500	2,520
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	552	554
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	500	502
CarMax Auto Owner Trust, Ser 2024-4, Cl A1
4.733%, 09/15/2025	165	165
Carmax Select Receivables Trust, Ser 2024-A, Cl A2A
5.780%, 09/15/2027	2,034	2,046
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	281	274
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	70	67
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	154	147
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	1,973	1,946
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	124	125

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	$14	$14
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	89	89
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	78	78
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	222	223
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	81	81
Carvana Auto Receivables Trust, Ser 2025-N1, Cl A1
4.636%, 03/10/2026 (A)	1,175	1,175
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	140	138
Chase Auto Owner Trust, Ser 2024-1A, Cl A2
5.480%, 04/26/2027 (A)	250	250
Chase Auto Owner Trust, Ser 2024-3A, Cl A2
5.530%, 09/27/2027 (A)	1,189	1,195
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (A)	813	816
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	257	259
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	164	165
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	271	272
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	49	49
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	9	9
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	101	102
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	81	81
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	1,550	1,575
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	122	122

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	$257	$257
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	26	26
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	127	127
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	316	318
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,351	1,375
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	451	454
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	413	416
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (A)	213	214
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	2,010	2,016
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	19	19
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	117	117
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	153	153
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	448	453
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	42	42
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	147	148
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	250	250
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	1,300	1,306
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	933	934
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/2026	154	154

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	$410	$410
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/2025	636	636
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	500	502
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	266	268
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	511	512
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (A)	4	4
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (A)	453	454
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	1,963	1,969
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	287	290
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	31	31
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
5.380%, 11/20/2026	1,000	1,004
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A2A
5.180%, 06/22/2026	515	516
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	1,300	1,307
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A1
4.745%, 10/20/2025	391	391
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A1
4.408%, 02/20/2026	1,020	1,020
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	3,310	3,315
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	156	156
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	1,300	1,312

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	$700	$708
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	2,030	2,045
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	1,260	1,272
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	1,300	1,301
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	279	280
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	454	454
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A2A
4.600%, 06/15/2027 (A)	2,600	2,606
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	195	194
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	135	135
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	273	274
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	48	48
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	108	108
LAD Auto Receivables Trust, Ser 2024-3A, Cl A2
4.640%, 11/15/2027 (A)	650	651
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	391	402
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	1,721	1,723
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	232	232
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	563	565
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (A)	750	755

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	$329	$329
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	250	253
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	706	707
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	317	319
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	1,452	1,467
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	121	121
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	1,100	1,109
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A1
4.766%, 10/20/2025 (A)	122	122
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	58	59
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	253	255
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	461	456
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	1,745	1,731
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	1,078	1,078
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl B
4.430%, 03/15/2027	106	106
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	33	33
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	51	51
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	340	341
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	356	357
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	1,095	1,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBNA Auto Lease Trust, Ser 2024-C, Cl A2
4.940%, 11/20/2026 (A)	$125	$125
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	713	717
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	634	637
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	58	59
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	122	122
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/2028 (A)	1,585	1,587
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	540	542
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	500	501
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (A)	193	194
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (A)	1,300	1,310
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (A)	420	420
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	645	643
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	21	21
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	219	219
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A1
4.622%, 11/20/2025	345	345
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	58	58
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	591	592
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	77	77

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	$401	$403
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	940	950
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	817	820
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A1
4.919%, 10/15/2025 (A)	11	11
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	135	136
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	1,840	1,861
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	569	574
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	619	630
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	19	19
World Omni Auto Receivables Trust, Ser 2021-C, Cl A4
0.640%, 09/15/2027	1,100	1,084
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	939	945
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	43	43
		101,479

Credit Cards — 2.4%

American Express Credit Account Master Trust, Ser 2022-4, Cl A
4.950%, 10/15/2027	3,250	3,261
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	300	301
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	1,800	1,806
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	1,525	1,530
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	920	929

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (A)	$3,465	$3,305
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	100	102
		11,234

Other Asset-Backed Securities — 10.7%

Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	7	7
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	40	40
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	255	257
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	82	82
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (A)	1,000	1,013
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	2,756	2,781
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.382%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	540	541
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	170	158
Ares XXXIV CLO, Ser 2024-2A, Cl AR3
5.623%, TSFR3M + 1.320%, 04/17/2033 (A)(B)	2,000	2,004
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	258	261
Bain Capital Credit CLO, Ser 2024-2A, Cl AR2
5.433%, TSFR3M + 1.130%, 10/17/2032 (A)(B)	2,312	2,317
Carbone CLO, Ser 2017-1A, Cl A1
5.695%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	159	159
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.535%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	302	302
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.535%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	457	458

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2024-4A, Cl A1RR
5.513%, TSFR3M + 1.220%, 07/20/2032 (A)(B)	$529	$529
CBAM, Ser 2018-5A, Cl A
5.585%, TSFR3M + 1.282%, 04/17/2031 (A)(B)	425	425
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	215	217
CIFC Funding, Ser 2017-1A, Cl ARR
5.662%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	364	365
CIFC Funding, Ser 2021-5A, Cl A1R1
5.704%, TSFR3M + 1.402%, 01/15/2035 (A)(B)	1,000	1,002
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,294	1,303
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	14	14
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	875	874
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	17	17
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	95	95
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	492	497
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	115	115
DLLAA LLC, Ser 2025-1A, Cl A2
4.700%, 10/20/2027 (A)	545	547
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	81	80
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	33	33
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	27	27
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	143	143
Dryden 94 CLO, Ser 2024-94A, Cl AR
5.662%, TSFR3M + 1.360%, 10/15/2037 (A)(B)	700	705
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	875	858
FirstKey Homes Trust, Ser 2022-SFR3, Cl A
4.250%, 07/17/2038 (A)	378	375
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
5.447%, TSFR3M + 1.150%, 04/24/2031 (A)(B)	912	913

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	$640	$650
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	275	275
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	1,367	1,371
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	579	563
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	81	82
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	166	167
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	1,535	1,542
John Deere Owner Trust, Ser 2023-B, Cl A2
5.590%, 06/15/2026	113	113
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	391	391
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	350	350
KKR CLO 21, Ser 2018-21, Cl A
5.564%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	358	359
KKR CLO, Ser 2017-11, Cl AR
5.744%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	281	281
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	539	540
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (A)	753	756
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	256	256
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	392	387
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	48	47
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	384	386
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	717	720
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	179	172

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	$486	$458
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	765	696
OCP CLO, Ser 2018-5A, Cl A1R
5.642%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	76	76
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.534%, TSFR3M + 1.232%, 04/15/2031 (A)(B)	685	686
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	1,135	1,131
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	965	964
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/16/2029 (A)	800	803
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	545	550
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	10	10
Rad CLO 4, Ser 2024-4A, Cl AR
5.530%, TSFR3M + 1.230%, 04/25/2032 (A)(B)	613	614
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	241	241
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	100	100
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	2,090	2,092
STAR Trust, Ser 2024-SFR4, Cl A
6.062%, TSFR1M + 1.750%, 10/17/2041 (A)(B)	1,239	1,249
STAR Trust, Ser 2024-SFR4, Cl B
6.412%, TSFR1M + 2.100%, 10/17/2041 (A)(B)	425	428
STAR Trust, Ser 2025-SFR5, Cl A
5.762%, TSFR1M + 1.450%, 02/17/2042 (A)(B)	720	722
STAR Trust, Ser 2025-SFR5, Cl B
6.062%, TSFR1M + 1.750%, 02/17/2042 (A)(B)	1,420	1,424
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A1
4.830%, 12/03/2025 (A)	165	165
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	2,600	2,623

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	$1,000	$998
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	1,610	1,643
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	186	188
Volvo Financial Equipment LLC Series, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (A)	184	184
Voya CLO, Ser 2018-2A, Cl A1R
5.532%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	290	290
Voya CLO, Ser 2018-3A, Cl A1R2
5.502%, TSFR3M + 1.200%, 10/15/2031 (A)(B)	810	812
Voya CLO, Ser 2024-2A, Cl AR
5.493%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,145	1,147
		49,216

Total Asset-Backed Securities
(Cost $161,318) ($ Thousands)		161,929

CORPORATE OBLIGATIONS — 33.8%
Communication Services — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	2,790	2,848
4.908%, 07/23/2025	145	145
Cox Communications
7.625%, 06/15/2025	100	100

		3,093

Consumer Discretionary — 2.9%
AutoZone
5.050%, 07/15/2026	975	983
3.250%, 04/15/2025	650	649
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	2,795	2,776
General Motors
6.125%, 10/01/2025	1,642	1,652
Home Depot
4.700%, SOFRRATE + 0.330%, 12/24/2025 (B)	2,135	2,138
Hyundai Capital America
6.250%, 11/03/2025 (A)	500	505
5.250%, 01/08/2027 (A)	2,870	2,899
Sodexo
1.634%, 04/16/2026 (A)	1,050	1,016

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	$695	$677

		13,295

Consumer Staples — 1.0%
BAT Capital
3.215%, 09/06/2026	1,765	1,729
Bon Secours Mercy Health
3.382%, 11/01/2025	610	602
Element Fleet Management
5.643%, 03/13/2027 (A)	635	646
PeaceHealth Obligated Group
1.375%, 11/15/2025	1,725	1,684

		4,661

Energy — 1.3%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	102
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (A)	900	886
MPLX
4.875%, 06/01/2025	750	750
ONEOK
5.550%, 11/01/2026	850	862
2.200%, 09/15/2025	675	665
Ovintiv
5.650%, 05/15/2025	500	500
Western Midstream Operating
3.950%, 06/01/2025	400	399
Williams
5.400%, 03/02/2026	1,390	1,401
4.000%, 09/15/2025	500	498

		6,063

Financials — 19.1%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	700	718
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (B)	424	429
5.645%, SOFRINDX + 0.750%, 04/23/2027 (B)	525	531
Aon Global
3.875%, 12/15/2025	750	746
Ares Capital
7.000%, 01/15/2027	475	492
Athene Global Funding
5.684%, 02/23/2026 (A)	490	495
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	790
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	4,195	4,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	$800	$783
Bank of Montreal MTN
1.250%, 09/15/2026	825	787
Bank of Nova Scotia
1.300%, 06/11/2025	900	892
1.300%, 09/15/2026	825	787
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	483
4.935%, 01/26/2026 (A)	350	351
4.524%, 07/13/2025 (A)	475	475
Barclays
3.650%, 03/16/2025	475	475
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	500	498
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	2,345	2,384
BPCE
5.203%, 01/18/2027 (A)	600	607
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	355
5.237%, 06/28/2027	515	523
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	250
Chubb INA Holdings LLC
3.150%, 03/15/2025	675	675
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	2,965	2,982
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	764
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	2,865	2,770
Corebridge Financial
3.500%, 04/04/2025	385	385
Corebridge Global Funding
5.750%, 07/02/2026 (A)	285	290
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,111
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	2,440	2,367
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	575	580
Deutsche Bank NY
5.576%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,106
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	398
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	750	758

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	$2,965	$2,979
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	400	407
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	2,915	2,965
JPMorgan Chase
4.080%, SOFRRATE + 1.320%, 04/26/2026 (B)	3,380	3,376
3.960%, TSFR3M + 1.507%, 01/29/2027 (B)	750	746
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	476
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	3,060	2,952
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	401
4.650%, 01/27/2026	590	590
Morgan Stanley
6.138%, SOFRRATE + 1.770%, 10/16/2026 (B)	750	757
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	352
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/2026 (B)	3,395	3,394
3.875%, 01/27/2026	750	746
Nasdaq
3.850%, 06/30/2026	750	744
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	500	514
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	763
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	788
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	610
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	387
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	440	446
5.102%, SOFRRATE + 0.796%, 07/23/2027 (B)	250	252
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	490
3.000%, 04/18/2026 (A)	1,000	984
Principal Life Global Funding II MTN
1.250%, 08/16/2026 (A)	1,835	1,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada
4.784%, 12/12/2025 (A)	$2,255	$2,260
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	607
1.150%, 06/10/2025	775	768
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	2,450	2,353
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	787
Societe Generale
4.351%, 06/13/2025 (A)	525	524
1.488%, H15T1Y + 1.100%, 12/14/2026 (A)(B)	3,125	3,046
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	455
State Street
4.999%, SOFRRATE + 0.640%, 10/22/2027 (B)	765	767
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	2,365	2,358
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	725	735
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	1,955	1,952
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)	550	552
1.250%, 06/01/2026	1,050	1,011
UBS Group
4.550%, 04/17/2026	750	751
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	3,140	3,045
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/2027 (B)	2,950	2,946
Voya Financial
3.650%, 06/15/2026	309	305
Wells Fargo MTN
4.100%, 06/03/2026	650	646
3.908%, SOFRRATE + 1.320%, 04/25/2026 (B)	1,025	1,024
Wells Fargo Bank
5.550%, 08/01/2025	600	602
4.811%, 01/15/2026	725	728

		88,283

Health Care — 2.0%
Elevance Health
1.500%, 03/15/2026	800	776
HCA
5.250%, 04/15/2025	2,270	2,271

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.228%, SOFRRATE + 0.870%, 03/01/2028 (B)	$1,740	$1,748
Illumina
5.800%, 12/12/2025	400	403
Royalty Pharma PLC
1.200%, 09/02/2025	2,630	2,582
Solventum
5.450%, 02/25/2027	500	508
Stryker
4.550%, 02/10/2027	775	776

		9,064

Industrials — 2.2%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	500	512
1.750%, 01/30/2026	3,120	3,042
Air Lease
2.200%, 01/15/2027	2,480	2,373
Air Lease MTN
2.875%, 01/15/2026	1,300	1,280
Caterpillar Financial Services
4.500%, 01/07/2027	775	780
John Deere Capital
4.500%, 01/08/2027	775	779
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	961
Regal Rexnord
6.050%, 02/15/2026	625	630

		10,357

Information Technology — 1.0%
Broadcom
3.459%, 09/15/2026	2,345	2,310
Oracle
1.650%, 03/25/2026	2,515	2,440

		4,750

Materials — 0.3%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	625
International Flavors and Fragrances
1.230%, 10/01/2025 (A)	775	759

		1,384

Real Estate — 0.1%
Crown Castle
1.350%, 07/15/2025	350	345

Utilities — 3.2%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	601
American Electric Power
5.699%, 08/15/2025	450	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumers Securitization Funding LLC
5.550%, 03/01/2028	$366	$371
Duke Energy
5.000%, 12/08/2025	1,275	1,279
Eversource Energy
3.350%, 03/15/2026	650	639
Georgia Power
4.639%, SOFRINDX + 0.280%, 09/15/2026 (B)	1,175	1,176
NextEra Energy Capital Holdings
6.051%, 03/01/2025	255	255
5.160%, SOFRINDX + 0.800%, 02/04/2028 (B)	2,765	2,778
NSTAR Electric
3.250%, 11/15/2025	650	643
NYSEG Storm Funding LLC
4.713%, 05/01/2029	1,075	1,080
Pacific Gas and Electric
5.306%, SOFRINDX + 0.950%, 09/04/2025 (B)	2,065	2,064
Southern California Edison
5.350%, 03/01/2026	2,370	2,380
Spire
5.300%, 03/01/2026	900	904

		14,621

Total Corporate Obligations
(Cost $155,170) ($ Thousands)		155,916

MORTGAGE-BACKED SECURITIES — 14.1%
Agency Mortgage-Backed Obligations — 4.5%
FHLMC
3.000%, 03/01/2030	646	629
FHLMC ARM
7.198%, H15T1Y + 2.150%, 02/01/2030(B)	1	1
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	34	33
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	693	689
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	32	32
FHLMC CMO, Ser 2019-4938, Cl CA
2.500%, 04/25/2048	1,052	994
FHLMC CMO, Ser 2021-5081, Cl HE
1.000%, 01/15/2044	234	214
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	327	325
FHLMC Multifamily Structured Pass Through Certificates, Ser K067, Cl A1
2.895%, 03/25/2027	291	286

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	$231	$227
FHLMC Multifamily Structured Pass Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/2026	650	639
FHLMC Multifamily Structured Pass Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	600	595
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	186	184
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	695	692
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	1,903	1,862
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	1,152	1,128
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	439	436
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.652%, SOFR30A + 1.300%, 02/25/2042(A)(B)	148	148
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.602%, SOFR30A + 1.250%, 05/25/2044(A)(B)	368	370
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
5.602%, SOFR30A + 1.250%, 03/25/2044(A)(B)	485	486
FNMA
6.000%, 01/01/2027 to 04/01/2040	58	61
3.500%, 11/01/2034	168	167
3.000%, 10/01/2030	144	140
FNMA ARM
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
FNMA CMO, Ser 2001-33, Cl FA
4.917%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2002-64, Cl FG
4.703%, SOFR30A + 0.364%, 10/18/2032(B)	–	–
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	261	258
FNMA CMO, Ser 2013-1, Cl DC
2.000%, 02/25/2033	577	538
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	233	230
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	373	371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2023-16, Cl VE
5.500%, 03/25/2034	$449	$459
FNMA Connecticut Avenue Securities Trust, Ser 2016-C03, Cl 2M2
10.367%, SOFR30A + 6.014%, 10/25/2028(B)	157	163
FNMA Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.002%, SOFR30A + 1.650%, 12/25/2041(A)(B)	425	428
FNMA Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.252%, SOFR30A + 1.900%, 12/25/2041(A)(B)	1,575	1,597
FNMA Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.503%, SOFR30A + 1.150%, 03/25/2044(A)(B)	271	271
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	103	98
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	310	304
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	1,854	1,822
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	1,995	2,011
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.722%, 10/25/2048(A)(B)	1,500	1,489
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	405	392

		20,773
Non-Agency Mortgage-Backed Obligations — 9.6%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	18	17
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	169	157
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	203	190
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	104	98
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	128	122
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	439	373
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	376	323

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	$100	$95
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	134	133
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	101	100
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	156	150
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(B)	459	460
BPR Trust, Ser 2021-TY, Cl A
5.477%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	997
BPR Trust, Ser 2022-OANA, Cl A
6.210%, TSFR1M + 1.898%, 04/15/2037(A)(B)	550	551
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	68	66
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	161	149
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	110	105
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	265	247
BSPRT Issuer, Ser 2022-FL8, Cl A
5.839%, SOFR30A + 1.500%, 02/15/2037(A)(B)	371	371
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	40	39
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(A)	10	10
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
5.297%, TSFR1M + 0.984%, 06/15/2038(A)(B)	1,170	1,168
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.079%, TSFR1M + 0.767%, 05/15/2038(A)(B)	178	178
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.126%, TSFR1M + 0.814%, 09/15/2036(A)(B)	540	537
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.427%, TSFR1M + 2.115%, 06/15/2027(A)(B)	475	476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
5.377%, TSFR1M + 1.064%, 01/15/2034(A)(B)	$434	$433
BX Trust, Ser 2021-ARIA, Cl A
5.326%, TSFR1M + 1.014%, 10/15/2036(A)(B)	300	300
BX Trust, Ser 2021-LGCY, Cl A
4.933%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,194
BX Trust, Ser 2022-CLS, Cl A
5.760%, 10/13/2027(A)	300	303
BX Trust, Ser 2022-LBA6, Cl A
5.312%, TSFR1M + 1.000%, 01/15/2039(A)(B)	1,220	1,218
BX Trust, Ser 2025-VLT6, Cl B
6.215%, TSFR1M + 1.893%, 03/15/2030(A)(B)	1,975	1,971
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.679%, TSFR1M + 1.367%, 12/15/2037(A)(B)	1,465	1,465
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	301	297
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
5.552%, SOFR30A + 1.200%, 02/25/2050(A)(B)	406	397
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	24	24
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl AAB
3.003%, 05/10/2049	26	26
Citigroup Commercial Mortgage Trust, Ser 2016-GC37, Cl AAB
3.098%, 04/10/2049	161	160
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	31	31
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058(A)(B)	107	105
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	212	191
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	116	106
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	33	32
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	330	280

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	$452	$375
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	145	128
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	772	640
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	703	604
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	355	309
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	401	399
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	381	312
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	336	303
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	83	79
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	132	116
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	40	38
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	81	70
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	255	210
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.128%, TSFR1M + 0.815%, 11/15/2038(A)(B)	1,059	1,055
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.807%, TSFR1M + 1.494%, 07/15/2038(A)(B)	434	434
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.762%, TSFR1M + 1.450%, 12/15/2039(A)(B)	950	955
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(A)(C)	75	72
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	369	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	$272	$236
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,115	926
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
4.936%, 09/10/2038(A)(B)	810	808
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	228	226
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	240	236
HLTN Commercial Mortgage Trust, Ser 2024-DPLO, Cl A
5.953%, TSFR1M + 1.642%, 06/15/2041(A)(B)	800	802
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	489	423
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	335	279
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	365	313
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	213	211
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	26	26
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	40	40
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	234	230
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.687%, 10/25/2029(A)(B)	549	535
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.184%, TSFR1M + 0.864%, 04/25/2046(A)(B)	104	102
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	414	412
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	69	65
MF1, Ser 2022-FL8, Cl A
5.662%, TSFR1M + 1.350%, 02/19/2037(A)(B)	625	626

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(B)	$57	$55
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	73	68
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	113	108
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	274	239
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.527%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,640	1,638
MHP, Ser 2021-STOR, Cl A
5.127%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	324
MHP, Ser 2022-MHIL, Cl A
5.127%, TSFR1M + 0.815%, 01/15/2027(A)(B)	356	355
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	140	139
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	29	29
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	18	18
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	267	263
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,435	1,403
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	364	353
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	177	169
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	192	190
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	22	22
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	257	253
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	106	102
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	256	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.817%, 09/25/2057(A)(B)	$110	$104
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	46	43
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	216	202
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	64	61
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	81	77
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	535	466
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl A
5.523%, TSFR1M + 1.213%, 02/15/2042(A)(B)	1,805	1,798
OBX Trust, Ser 2018-1, Cl A2
5.084%, TSFR1M + 0.764%, 06/25/2057(A)(B)	17	17
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.838%, SOFRRATE + 0.482%, 11/15/2038(A)(B)	45	44
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(C)	171	158
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	15	15
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	5	5
SREIT Trust, Ser 2021-MFP, Cl B
5.506%, TSFR1M + 1.194%, 11/15/2038(A)(B)	807	805
SREIT Trust, Ser 2021-MFP, Cl A
5.157%, TSFR1M + 0.845%, 11/15/2038(A)(B)	161	161
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	216	200
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	16	15
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	38	37
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	104	97

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	$430	$372
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	284	250
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	167	162
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.034%, TSFR1M + 0.714%, 02/25/2057(A)(B)	23	24
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	44	43
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	152	149
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	81	80
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	357	351
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	943	903
TTAN, Ser 2021-MHC, Cl B
5.527%, TSFR1M + 1.214%, 03/15/2038(A)(B)	538	538
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	123	122
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	411	404
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	123	121
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	42	41
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(C)	15	15
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(C)	77	75
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	235	208
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	180	160
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	239	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	$201	$190
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	353	325
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	203	190
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.625%, 03/25/2036(B)	–	–
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/2049	138	137
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl ASB
2.911%, 06/15/2049	112	111
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	223	220
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	75	74

		44,346
Total Mortgage-Backed Securities
(Cost $66,746) ($ Thousands)		65,119

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bills
4.308%, 04/03/2025 (D)	2,650	2,640
4.264%, 05/27/2025 (D)	13,250	13,119
4.249%, 05/13/2025 (D)	7,800	7,736
4.245%, 12/26/2025 (D)	2,675	2,588
4.223%, 02/19/2026 (D)	2,325	2,236
U.S. Treasury Notes
4.250%, 05/31/2025	4,475	4,473
1.250%, 12/31/2026	5,755	5,478
0.750%, 08/31/2026	7,655	7,293
0.500%, 02/28/2026	6,525	6,295
0.375%, 11/30/2025	4,500	4,374

Total U.S. Treasury Obligations
(Cost $56,126) ($ Thousands)		56,232

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 1.3%
Florida — 0.2%
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	$830	$823

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	1,280	1,284

New York — 0.6%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	700	700
New York City Transitional Finance Authority
4.724%, 11/01/2026	2,205	2,205

		2,905

Pennsylvania — 0.2%
Pennsylvania Higher Educational Facilities Authority, RB, AGC
4.961%, 11/01/2025	440	441
Redevelopment Authority of the City of Philadelphia, Ser A
4.503%, 09/01/2026	415	417

		858

Total Municipal Bonds
(Cost $5,862) ($ Thousands)		5,870

COMMERCIAL PAPER — 0.7%
ANZ Group Holdings LTD
0.000%, 08/27/2025 (E)	1,500	1,500
Toyota Motor Credit Corp
0.180%, 07/28/2025	1,675	1,645

Total Commercial Paper
(Cost $3,145) ($ Thousands)		3,145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FHLMC
4.050%, 08/28/2025	$1,140	$1,138
FNMA, Ser M4, Cl A2
2.552%, 12/25/2026(B)	489	474

Total U.S. Government Agency Obligations
(Cost $1,612) ($ Thousands)		1,612

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	1,337,317	1,337
Total Cash Equivalent
(Cost $1,337) ($ Thousands)		1,337
	Face Amount (Thousands)
REPURCHASE AGREEMENTS(F) — 2.6%
Barclays
4.360%, dated 02/28/2025 to be repurchased on 03/03/2025, repurchase price $6,102,216 (collateralized by a U.S. Government Agency, par value $6,133,600, 4.125%, 03/31/2031, with a total market value of $6,222,058)	$6,100	6,100
BNP Paribas
4.360%, dated 02/28/2025 to be repurchased on 03/03/2025, repurchase price $6,102,216 (collateralized by various U.S. Government Agencies, par value ranging $1,000 - $5,998,000, 1.220% - 7.419%, 05/01/2030 - 03/01/2054, with a total market value of $6,222,000)	6,100	6,100

Total Repurchase Agreements
(Cost $12,200) ($ Thousands)		12,200

Total Investments in Securities — 100.4%
(Cost $463,516) ($ Thousands)		$463,360

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 5-Year Treasury Note	(1)	Jun-2025	$(107)	$(108)	$(1)
U.S. 10-Year Treasury Note	(6)	Jun-2025	(658)	(666)	(8)
			$(765)	$(774)	$(9)

Percentages are based on Net Assets of $461,343 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $188,085 ($ Thousands), representing 40.8% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	No interest rate available.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,887	$181,217	$(181,767)	$—	$—	$1,337	$142	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.8%
Albania — 0.1%
Albania Government International Bond
4.750%, 02/14/2035(A)	EUR	2,110	$2,177

Angola — 0.5%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$2,200	2,079
Angolan Government International Bond
9.375%, 05/08/2048		2,753	2,268
8.750%, 04/14/2032		375	335
Angolan Government International Bond MTN
8.000%, 11/26/2029		4,665	4,257
			8,939

Argentina — 1.9%
Argentine Republic Government International Bond
5.000%, 01/09/2038(B)		6,350	4,246
4.250%, 01/09/2038(B)	EUR	480	316
4.125%, 07/09/2035(B)		$1,402	887
4.125%, 07/09/2046(B)		5,375	3,378
3.875%, 07/09/2035(B)	EUR	4,400	2,846
3.500%, 07/09/2041(B)		$17,265	10,164
1.000%, 07/09/2029		1,820	1,391
0.750%, 07/09/2030(B)		5,904	4,298
0.500%, 07/09/2029	EUR	12	9
0.125%, 07/09/2030		688	515
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		$5,436	3,588
Republic of Argentina
0.000% 12/15/2035 (C)(D)	EUR	2,258	220
			31,858

Armenia — 0.1%
Armenia International Bond
3.950%, 09/26/2029		$250	224
3.600%, 02/02/2031		1,942	1,653
			1,877

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		2,415	2,112

Bahamas — 0.8%
Bahamas Government International Bond
9.000%, 06/16/2029		1,500	1,557
8.950%, 10/15/2032		8,458	8,764
6.000%, 11/21/2028		3,981	3,806
			14,127

Bahrain — 1.2%
Bahrain Government International Bond
6.750%, 09/20/2029		2,947	3,006
6.000%, 09/19/2044		1,510	1,287
5.450%, 09/16/2032		2,734	2,557

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain Government International Bond MTN
6.250%, 01/25/2051		$8,750	$7,525
4.250%, 01/25/2028		1,451	1,382
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		3,968	3,799
			19,556

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		1,200	1,162

Benin — 0.1%
Benin Government International Bond
8.375%, 01/23/2041(A)		602	577
6.875%, 01/19/2052	EUR	615	545
			1,122

Bermuda — 0.1%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,374	1,354
2.375%, 08/20/2030		306	265
			1,619

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,783	1,128

Brazil — 3.3%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		320	323
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	2,124	1,339
6.000%, 08/15/2050		1,748	1,094
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		37,154	5,863
10.000%, 01/01/2029		66,243	9,738
10.000%, 01/01/2031		58,290	8,046
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	258
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		56,081	7,415
10.000%, 01/01/2035		26,271	3,352
Brazilian Government International Bond
7.125%, 05/13/2054		$3,133	3,027
6.625%, 03/15/2035		6,831	6,770
5.625%, 02/21/2047		840	686
5.000%, 01/27/2045		200	153
4.750%, 01/14/2050		2,900	2,051
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031(A)		1,236	1,048
7.250%, 06/30/2031		387	327
MV24 Capital BV
6.748%, 06/01/2034		2,262	2,183

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Oceanica Lux
13.000%, 10/02/2029(A)		$483	$464
Yinson Boronia Production BV
8.947%, 07/31/2042		1,586	1,689
			55,826

Cameroon — 0.1%
Cameroon International Bond
5.950%, 07/07/2032	EUR	2,233	1,889
Republic of Cameroon International Bond
9.500%, 07/31/2031		$331	316
			2,205

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		500	511

Cayman Islands — 0.1%
Neon Capital MTN
1.998%, 01/06/2028(C)	JPY	171,539	1,087

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034(A)	CLP	16,535	19
6.000%, 04/01/2033(A)		1,050,000	1,101
5.000%, 10/01/2028(A)		1,800,000	1,837
4.700%, 09/01/2030(A)		1,450,000	1,433
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035(A)		$700	694
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		1,070	1,093
Chile Government International Bond
4.950%, 01/05/2036		5,271	5,101
3.500%, 01/25/2050		610	435
3.250%, 09/21/2071		574	350
3.100%, 05/07/2041		1,697	1,251
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		500	328
3.068%, 08/18/2050		300	180
Empresa Nacional del Petroleo
6.150%, 05/10/2033		2,100	2,135
6.150%, 05/10/2033(A)		218	222
5.950%, 07/30/2034(A)		395	398
Nacional del Cobre de Chile
6.780%, 01/13/2055(A)		1,755	1,833
6.440%, 01/26/2036(A)		579	602
6.300%, 09/08/2053(A)		298	299
5.950%, 01/08/2034		3,424	3,474
5.950%, 01/08/2034(A)		521	529
3.700%, 01/30/2050(A)		219	151
			23,465

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
China — 0.3%
China Government International Bond
4.125%, 11/20/2027(A)		$5,035	$5,091
0.550%, 10/21/2025		728	711
			5,802

Colombia — 5.1%
AL Candelaria -spain
5.750%, 06/15/2033		1,880	1,607
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,871
9.850%, 06/28/2027		994,000	235
8.750%, 11/14/2053		$5,364	5,529
6.125%, 01/18/2041		1,131	943
5.625%, 02/26/2044		4,555	3,463
5.200%, 05/15/2049		1,200	832
5.000%, 06/15/2045		8,318	5,789
4.125%, 02/22/2042		4,808	3,129
Colombian TES
13.250%, 02/09/2033	COP	15,503,700	4,130
11.500%, 07/25/2046		32,671,200	7,397
9.250%, 05/28/2042		25,537,900	4,950
7.750%, 09/18/2030		14,954,300	3,193
7.250%, 10/18/2034		56,789,100	10,469
7.250%, 10/26/2050		25,983,900	3,861
7.000%, 03/26/2031		28,541,700	5,751
7.000%, 06/30/2032		6,897,500	1,334
6.250%, 07/09/2036		25,025,400	4,033
6.000%, 04/28/2028		39,059,000	8,482
5.750%, 11/03/2027		14,326,200	3,170
Ecopetrol
7.750%, 02/01/2032		$4,410	4,372
EnfraGen Energia Sur
5.375%, 12/30/2030		840	736
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	3,448,381	697
			85,973

Costa Rica — 0.6%
Costa Rica Government International Bond
7.300%, 11/13/2054(A)		$1,597	1,678
7.158%, 03/12/2045		3,200	3,339
7.000%, 04/04/2044		820	843
7.000%, 04/04/2044		250	257
6.550%, 04/03/2034		3,051	3,147
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		700	628
			9,892

Côte d'Ivoire — 0.4%
Côte d'Ivoire Government International Bond
8.250%, 01/30/2037		1,357	1,319
8.250%, 01/30/2037(A)		1,278	1,242
6.625%, 03/22/2048	EUR	3,158	2,680

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.625%, 03/22/2048	EUR	883	$749
			5,990

Czechia — 0.9%
Czechia Government Bond
5.500%, 12/12/2028	CZK	28,220	1,250
4.900%, 04/14/2034		105,000	4,653
2.750%, 07/23/2029		29,610	1,187
2.000%, 10/13/2033		81,180	2,890
1.950%, 07/30/2037		7,800	254
1.500%, 04/24/2040		8,730	252
1.200%, 03/13/2031		74,590	2,671
0.950%, 05/15/2030		39,870	1,441
0.050%, 11/29/2029		15,750	553
			15,151

Dominican Republic — 2.3%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025	DOP	508,980	8,246
13.000%, 12/05/2025(A)		371,950	6,037
9.000%, 12/11/2026		15,250	237
Dominican Republic International Bond
11.250%, 09/15/2035		8,000	137
10.750%, 06/01/2036(A)		72,000	1,201
10.750%, 06/01/2036		34,600	577
7.150%, 02/24/2055(A)		$914	943
7.050%, 02/03/2031		7,467	7,769
6.950%, 03/15/2037(A)		3,327	3,419
6.000%, 02/22/2033		903	885
5.875%, 01/30/2060		969	854
5.500%, 02/22/2029		1,116	1,096
5.300%, 01/21/2041		8,750	7,569
			38,970

Ecuador — 1.0%
Ecuador Government International Bond
8.600%, 07/31/2030		2,585	1,361
7.442%, 07/31/2030(A)		159	84
6.900%, 07/31/2030(B)		7,895	5,205
5.500%, 07/31/2035(A)(B)		1,424	766
5.500%, 07/31/2035(B)		13,308	7,154
5.000%, 07/31/2040(B)		1,880	919
5.000%, 07/31/2040(A)(B)		1,127	551
			16,040

Egypt — 2.3%
Egypt Government Bond
25.318%, 08/13/2027	EGP	353,091	7,099
14.664%, 10/06/2030		7,247	103
Egypt Government International Bond
8.875%, 05/29/2050		$3,555	2,889
8.700%, 03/01/2049		6,800	5,466
8.700%, 03/01/2049(A)		254	204
8.625%, 02/04/2030(A)		3,161	3,138
8.500%, 01/31/2047		10,892	8,647

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Egypt Government International Bond MTN
6.375%, 04/11/2031	EUR	2,680	$2,484
5.625%, 04/16/2030		1,081	990
Egypt Treasury Bills
29.502%, 03/18/2025(F)	EGP	108,900	2,118
26.658%, 03/04/2025(F)		9,125	179
26.620%, 08/05/2025(F)		181,750	3,206
26.434%, 07/08/2025(F)		22,700	407
26.235%, 07/15/2025(F)		40,800	729
26.187%, 06/10/2025(F)		40,775	745
26.038%, 06/03/2025(F)		40,800	749
26.025%, 04/29/2025(F)		8,150	154
			39,307

El Salvador — 0.4%
El Salvador Government International Bond
9.650%, 11/21/2054		$3,229	3,430
7.625%, 02/01/2041		150	140
7.125%, 01/20/2050		3,350	2,834
			6,404

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024		2,111	1,815
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024(A)		545	469
			2,284

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		1,400	1,411
Gabon Government International Bond
7.000%, 11/24/2031		2,474	1,996
7.000%, 11/24/2031(A)		293	236
			3,643

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		2,240	2,135

Ghana — 0.7%
Ghana Government International Bond
5.030%, 01/03/2030(A)		317	247
5.000%, 07/03/2029(B)		3,336	2,962
5.000%, 07/03/2029(A)(B)		2,904	2,582
5.000%, 07/03/2035(A)(B)		3,292	2,442
5.000%, 07/03/2035(B)		3,700	2,726
4.780%, 07/03/2026(A)		227	212
4.414%, 07/03/2026		251	235
			11,406

Guatemala — 0.7%
Guatemala Government Bond
6.600%, 06/13/2036(A)		1,405	1,415
6.600%, 06/13/2036		5,494	5,534
6.550%, 02/06/2037		460	463

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.125%, 06/01/2050		$3,282	$2,980
4.500%, 05/03/2026		1,310	1,289
			11,681

Honduras — 0.1%
Honduras Government International Bond
8.625%, 11/27/2034(A)		1,430	1,409
8.625%, 11/27/2034		386	380
5.625%, 06/24/2030		736	658
			2,447

Hungary — 1.7%
Hungary Government Bond
4.500%, 03/23/2028	HUF	688,810	1,699
3.250%, 10/22/2031		389,450	841
3.000%, 08/21/2030		602,170	1,328
3.000%, 10/27/2038		705,290	1,230
3.000%, 04/25/2041		897,740	1,470
2.000%, 05/23/2029		1,100,470	2,419
Hungary Government International Bond
6.125%, 05/22/2028(A)		$1,228	1,260
6.125%, 05/22/2028		4,814	4,938
5.500%, 03/26/2036(A)		1,642	1,604
5.500%, 03/26/2036		6,344	6,196
3.125%, 09/21/2051		6,298	3,952
2.125%, 09/22/2031		1,438	1,173
MVM Energetika Zrt
6.500%, 03/13/2031		400	410
			28,520

India — 0.4%
Adani Green Energy UP
6.700%, 03/12/2042		3,443	3,138
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		934	754
Export-Import Bank of India MTN
3.250%, 01/15/2030		545	507
2.250%, 01/13/2031		2,522	2,174
India Government Bond
7.300%, 06/19/2053	INR	10	–
			6,573

Indonesia — 7.3%
Indonesia Asahan Aluminium
5.800%, 05/15/2050(A)		$1,183	1,130
Indonesia Government International Bond
5.650%, 01/11/2053		5,188	5,234
4.850%, 01/11/2033		300	295
4.650%, 09/20/2032		2,109	2,054
4.550%, 01/11/2028		2,192	2,185
4.400%, 03/10/2029		977	964
3.550%, 03/31/2032		4,947	4,518
2.850%, 02/14/2030		3,075	2,808
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	34,386,000	2,236
8.750%, 05/15/2031		16,958,000	1,117

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.375% 03/15/2034	IDR	19,602,000	$1,289
8.375%, 04/15/2039		56,036,000	3,768
8.250%, 05/15/2029		47,387,000	3,007
8.250%, 05/15/2036		82,941,000	5,463
7.500%, 08/15/2032		25,757,000	1,605
7.500%, 06/15/2035		5,000,000	312
7.500%, 04/15/2040		31,245,000	1,958
7.125%, 06/15/2038		139,967,000	8,499
7.125%, 08/15/2040		41,088,000	2,494
7.125%, 06/15/2042		6,817,000	412
7.125%, 06/15/2043		155,341,000	9,458
7.125%, 08/15/2045		30,157,000	1,837
7.000%, 09/15/2030		78,850,000	4,781
7.000%, 02/15/2033		82,718,000	4,996
6.875%, 04/15/2029		196,354,000	11,901
6.875%, 08/15/2051		35,626,000	2,092
6.875%, 07/15/2054		676,000	40
6.750%, 07/15/2035		281,505,000	16,745
6.625%, 02/15/2034		77,756,000	4,603
6.500%, 07/15/2030		80,000,000	4,760
6.500%, 02/15/2031		40,160,000	2,390
6.375%, 08/15/2028		73,146,000	4,373
6.375%, 04/15/2032		19,045,000	1,115
6.375%, 07/15/2037		2,200,000	125
Minejesa Capital BV
5.625%, 08/10/2037		$1,398	1,335
			121,899

Iraq — 0.6%
Iraq Government International Bond
5.800%, 01/15/2028		6,269	6,160
Iraq International Bond
5.800%, 01/15/2028		4,389	4,313
			10,473

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		2,000	2,545
Israel Government International Bond
5.750%, 03/12/2054		486	458
Leviathan Bond
6.750%, 06/30/2030(A)		370	361
State of Israel
3.800%, 05/13/2060		2,590	1,726
			5,090

Jamaica — 0.3%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	525,500	3,468
Kingston Airport Revenue Finance
6.750%, 12/15/2036(A)		$1,344	1,347
TransJamican Highway
5.750%, 10/10/2036		747	690
			5,505

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Jordan — 0.5%
Jordan Government International Bond
7.500%, 01/13/2029(A)	$1,954	$1,966
7.500%, 01/13/2029	1,230	1,240
7.375%, 10/10/2047	5,112	4,551
		7,757

Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC (A)
5.500%, 04/15/2027	549	552
5.250%, 10/23/2029	748	743
KazMunayGas National JSC
6.375%, 10/24/2048	1,411	1,333
6.375%, 10/24/2048(A)	557	526
5.750%, 04/19/2047(A)	693	609
5.750%, 04/19/2047	489	430
KazMunayGas National JSC MTN
5.375%, 04/24/2030	360	356
QazaqGaz NC JSC
4.375%, 09/26/2027	634	610
4.375%, 09/26/2027(A)	533	513
Tengizchevroil Finance International
3.250%, 08/15/2030(A)	630	548
3.250%, 08/15/2030	200	174
		6,394

Kenya — 0.7%
Kenya Government International Bond
8.250%, 02/28/2048	5,044	4,226
Republic of Kenya Government International Bond
9.750%, 02/16/2031(A)	2,404	2,431
9.750%, 02/16/2031	850	859
9.500%, 03/05/2036(A)	3,637	3,521
		11,037

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034	950	940

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034(G)	8,218	1,551
Lebanon Government International Bond MTN
8.250%, 04/12/2049(G)	6,521	1,231
6.400%, 05/26/2023(G)	2,645	493
6.375%, 12/31/2023(G)	3,638	687
6.250%, 05/27/2022(G)	409	77
6.150%, 12/31/2023(G)	4,039	763
5.800%, 04/14/2023(G)	6,282	1,186
		5,988

Malaysia — 5.3%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028	1,325	1,322

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Malaysia Government Bond
5.248% 09/15/2028	MYR	1,204	$285
4.893%, 06/08/2038		42,231	10,385
4.696%, 10/15/2042		4,491	1,091
4.642%, 11/07/2033		18,220	4,335
4.504%, 04/30/2029		1,300	302
4.498% 04/15/2030		12,700	2,957
4.457%, 03/31/2053		3,389	793
4.065%, 06/15/2050		15,006	3,319
4.054%, 04/18/2039		4,623	1,045
3.955% 09/15/2025		24,246	5,455
3.906%, 07/15/2026		12,507	2,823
3.900% 11/30/2026		5,756	1,302
3.899%, 11/16/2027		2,065	468
3.885%, 08/15/2029		16,004	3,625
3.882%, 03/14/2025		44,727	10,025
3.828%, 07/05/2034		29,623	6,650
3.757%, 05/22/2040		18,217	3,980
3.733%, 06/15/2028		17,885	4,030
3.582%, 07/15/2032		27,792	6,157
3.519%, 04/20/2028		3,101	695
3.502% 05/31/2027		14,471	3,247
2.632%, 04/15/2031		29,405	6,188
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	460
4.119%, 11/30/2034		5,418	1,245
Petronas Capital MTN
3.500%, 04/21/2030		$1,087	1,024
3.404%, 04/28/2061		5,664	3,868
2.480%, 01/28/2032		2,332	1,994
			89,070

Mexico — 7.5%
Braskem Idesa SAPI
6.990%, 02/20/2032		1,050	816
Cemex (H)
9.125%, H15T5Y + 5.157% (A)(C)		774	792
9.125%, H15T5Y + 5.157% (C)		360	368
Comision Federal de Electricidad
4.750%, 02/23/2027(A)		6	6
Mexican Bonos
8.500%, 03/02/2028	MXN	285,000	13,644
8.500%, 03/01/2029		64,981	3,095
8.500%, 02/28/2030		230,000	10,858
8.500% 11/18/2038		115,308	5,107
8.000%, 05/24/2035		16,500	725
8.000%, 11/07/2047		139,941	5,597
8.000%, 07/31/2053		85,843	3,384
7.750% 05/29/2031		98,052	4,424
7.750% 11/23/2034		101,399	4,400
7.750% 11/13/2042		346,773	13,803
7.500% 06/03/2027		171,168	8,103
7.500%, 05/26/2033		100,833	4,371

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico Government International Bond
7.375%, 05/13/2055		$2,960	$3,086
Mexico Government International Bond MTN
5.625%, 03/19/2114	GBP	10,400	9,112
Petroleos Mexicanos
7.690%, 01/23/2050		$21,367	16,199
6.625%, 06/15/2035		2,145	1,724
6.375%, 01/23/2045		3,883	2,641
Petroleos Mexicanos MTN
6.750%, 09/21/2047		12,195	8,457
Poinsettia Finance
6.625%, 06/17/2031		4,826	4,367
			125,079

Mongolia — 0.2%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		1,200	1,236
Mongolia Government International Bond
8.650%, 01/19/2028(A)		500	528
8.650%, 01/19/2028		368	388
6.625%, 02/25/2030(A)		317	314
			2,466

Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		500	520

Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033		531	554
4.000%, 12/15/2050		1,000	687
3.000%, 12/15/2032		204	170
OCP
7.500%, 05/02/2054(A)		2,239	2,304
			3,715

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		1,601	1,297

Nigeria — 2.2%
Nigeria Government International Bond
10.375%, 12/09/2034(A)		996	1,039
9.625%, 06/09/2031		2,015	2,059
9.625%, 06/09/2031(A)		671	686
8.747%, 01/21/2031		1,496	1,487
7.625%, 11/21/2025		4,091	4,112
Nigeria Government International Bond MTN
8.250%, 09/28/2051		3,800	3,182
7.375%, 09/28/2033		4,151	3,673
6.125%, 09/28/2028		1,913	1,791

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nigeria OMO Bills
30.330%, 05/27/2025(F)	NGN	2,835,666	$1,790
29.384%, 09/30/2025(F)		4,236,924	2,501
27.273%, 01/06/2026(F)		1,520,202	849
26.934%, 05/20/2025(F)		6,505,417	4,125
26.727%, 12/02/2025(F)		4,531,685	2,586
26.681%, 12/09/2025(F)		4,900,000	2,771
24.810%, 02/23/2026(F)		3,200,000	1,743
Nigeria Treasury Bills
24.355%, 03/27/2025(F)		2,549,240	1,671
23.596%, 03/06/2025(F)		445,888	295
			36,360

North Macedonia — 0.4%
North Macedonia Government International Bond
3.675%, 06/03/2026	EUR	4,815	4,997
1.625%, 03/10/2028		2,000	1,931
			6,928

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031(A)		$1,436	1,440
Mazoon Assets SAOC
5.250%, 10/09/2031(A)		1,101	1,078
5.250%, 10/09/2031		365	357
Oman Government International Bond
7.000%, 01/25/2051		2,002	2,150
6.750%, 10/28/2027		4,558	4,732
6.750%, 01/17/2048		7,899	8,244
6.500%, 03/08/2047		897	919
			18,920

Pakistan — 0.3%
Pakistan Government International Bond
6.875%, 12/05/2027		2,936	2,730
Pakistan Government International Bond MTN
8.875%, 04/08/2051		2,400	1,957
6.000%, 04/08/2026		833	803
			5,490

Panama — 0.9%
Panama Government International Bond
8.125%, 04/28/2034		699	735
8.000%, 03/01/2038		3,355	3,503
6.400%, 02/14/2035		1,102	1,041
4.500%, 04/16/2050		5,269	3,430
4.500%, 04/01/2056		4,053	2,548
4.500%, 01/19/2063		1,071	662
2.252%, 09/29/2032		5,383	3,920
			15,839

Paraguay — 0.4%
Paraguay Government International Bond
7.900%, 02/09/2031	PYG	17,939,000	2,267

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.900%, 02/09/2031(A)	PYG	22,253,000	$2,812
6.650%, 03/04/2055(A)		$1,546	1,565
4.950%, 04/28/2031		809	789
			7,433

Peru — 3.2%
Peru Government Bond
7.600%, 08/12/2039(A)	PEN	16,500	4,731
7.300%, 08/12/2033(A)		14,470	4,224
6.150%, 08/12/2032		26,000	7,220
5.400%, 08/12/2034		55,357	13,952
5.350%, 08/12/2040		959	220
Peru LNG Srl
5.375%, 03/22/2030		$1,558	1,459
Peruvian Government International Bond
7.600%, 08/12/2039(A)	PEN	1,500	431
6.900%, 08/12/2037		1,157	316
6.850%, 02/12/2042		882	238
5.940%, 02/12/2029		9,751	2,774
5.875%, 08/08/2054		$3,626	3,562
5.400%, 08/12/2034	PEN	1,738	439
5.375%, 02/08/2035		$2,280	2,237
3.600%, 01/15/2072		1,000	631
2.783%, 01/23/2031		2,439	2,125
Petroleos del Peru
5.625%, 06/19/2047(A)		1,069	701
5.625%, 06/19/2047		13,474	8,830
			54,090

Philippines — 1.1%
Philippine Government Bond
6.250%, 01/25/2034	PHP	240,000	4,142
Philippine Government International Bond
5.170%, 10/13/2027		$3,765	3,817
3.200%, 07/06/2046		1,300	920
2.650%, 12/10/2045		5,546	3,594
1.950%, 01/06/2032		7,041	5,813
1.750%, 04/28/2041	EUR	386	291
			18,577

Poland — 3.2%
ORLEN
6.000%, 01/30/2035(A)		$643	654
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	40,000	10,684
2.500%, 07/25/2027		7,250	1,706
1.750%, 04/25/2032		50,000	9,735
1.250%, 10/25/2030		15,000	3,000
Republic of Poland Government International Bond
5.500%, 04/04/2053		$350	336
5.500%, 03/18/2054		7,509	7,190
5.375%, 02/12/2035		9,015	9,102
5.125%, 09/18/2034		6,750	6,686

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.875%, 02/12/2030		$4,177	$4,202
			53,295

Qatar — 0.8%
Qatar Government International Bond
4.875%, 02/27/2035(A)		2,016	2,039
4.500%, 02/27/2028(A)		1,280	1,282
4.500%, 04/23/2028		6,129	6,139
Qatar Government International Bond MTN
4.750%, 05/29/2034(A)		2,004	2,019
4.750%, 05/29/2034		1,499	1,511
4.625%, 05/29/2029(A)		1,137	1,143
			14,133

Romania — 2.5%
Romania Government Bond
8.000%, 04/29/2030	RON	38,000	8,182
6.300%, 04/25/2029		20,000	4,037
5.000%, 02/12/2029		7,300	1,414
4.850%, 07/25/2029		1,700	324
4.750%, 10/11/2034		6,300	1,085
Romania Government International Bond
3.000%, 02/14/2031		$5,488	4,601
Romanian Government International Bond
7.500%, 02/10/2037(A)		4,200	4,320
6.375%, 01/30/2034		3,300	3,207
6.250%, 09/10/2034(A)	EUR	1,100	1,156
5.750%, 03/24/2035		$1,652	1,508
4.000%, 02/14/2051		9,026	5,783
Romanian Government International Bond MTN
7.625%, 01/17/2053		2,040	2,082
5.625%, 02/22/2036	EUR	400	398
3.750%, 02/07/2034		4,575	4,052
			42,149

Russia — 0.4%
Serbia International Bond
6.000%, 06/12/2034(A)		$2,332	2,341
6.000%, 06/12/2034		1,600	1,602
Serbia Treasury Bonds
7.000%, 10/26/2031	RSD	30,620	307
5.250%, 07/27/2035		260,050	2,325
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029(A)		$291	291
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025(A)		600	30
6.800%, 11/22/2025(I)		240	8
			6,904

Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		1,110	872

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Saudi Arabia — 1.9%
Acwa Power Management And Investments One
5.950%, 12/15/2039		$2,017	$1,984
Ma'aden Sukuk
5.250%, 02/13/2030(A)		3,150	3,158
Saudi Arabian Oil MTN
5.875%, 07/17/2064(A)		3,903	3,740
Saudi Government International Bond
5.625%, 01/13/2035(A)		1,750	1,793
Saudi Government International Bond MTN
5.750%, 01/16/2054		6,780	6,603
5.000%, 01/18/2053		2,300	2,017
4.750%, 01/16/2030(A)		7,941	7,897
4.625%, 10/04/2047		5,539	4,690
3.750%, 01/21/2055		900	627
			32,509

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		2,603	1,744
6.250%, 05/23/2033		842	658
5.375%, 06/08/2037	EUR	560	404
			2,806

Serbia — 0.1%
Serbia International Bond
1.650%, 03/03/2033		814	686
Serbia International Bond MTN
2.050%, 09/23/2036		2,126	1,693
			2,379

South Africa — 6.6%
Eskom Holdings SOC Ltd MTN
7.500%, 09/15/2033	ZAR	52,000	2,232
Republic of South Africa Government Bond
11.625%, 03/31/2053		32,423	1,790
9.000%, 01/31/2040		283,906	12,793
8.875% 02/28/2035		160,798	7,777
8.750% 01/31/2044		359,776	15,412
8.750% 02/28/2048		278,765	11,838
8.500% 01/31/2037		293,905	13,260
8.250% 03/31/2032		144,175	7,139
8.000%, 01/31/2030		211,177	10,863
7.000% 02/28/2031		43,300	2,065
6.500% 02/28/2041		61,942	2,181
6.250% 03/31/2036		103,327	3,961
Republic of South Africa Government International Bond
5.750%, 09/30/2049		$17,485	13,313
4.300%, 10/12/2028		4,409	4,160
Transnet SOC
8.250%, 02/06/2028		1,200	1,223
8.250%, 02/06/2028(A)		799	815
			110,822

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sri Lanka — 0.9%
Sri Lanka Government International Bond
4.000%, 04/15/2028(A)		$1,229	$1,147
3.600%, 06/15/2035(A)(B)		4,551	3,151
3.600%, 05/15/2036(A)(B)		2,386	1,937
3.600%, 02/15/2038(A)(B)		5,583	4,588
3.350%, 03/15/2033(A)(B)		4,146	3,327
3.100%, 01/15/2030(A)(B)		780	693
			14,843

Supranational — 2.6%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	340,000	3,881
Asian Development Bank MTN
13.000%, 03/07/2025	COP	2,873,000	696
12.750%, 03/03/2025		4,561,000	1,105
10.100%, 01/23/2026		4,813,000	1,162
9.080%, 04/20/2043	MXN	10,000	91
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	56,500	653
6.650%, 06/30/2033		627,000	6,996
0.000%, 02/08/2038(E)	MXN	21,800	311
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	464,000	5,389
7.000%, 08/08/2033		360,000	4,155
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		192,200	2,209
6.750%, 07/13/2029		264,300	2,964
6.500%, 04/17/2030		400,000	4,504
2.500%, 01/13/2031	CNY	38,000	5,243
2.500%, 01/13/2031		–	–
International Finance MTN
0.000%, 08/16/2028(E)	COP	23,400,000	4,077
			43,436

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033		$2,064	1,997

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		500	495

Thailand — 1.7%
Thailand Government Bond
3.450%, 06/17/2043	THB	150,046	4,931
3.390%, 06/17/2037		46,787	1,525
3.350%, 06/17/2033		90,419	2,873
3.300%, 06/17/2038		79,242	2,561
2.875%, 06/17/2046		4,865	147
2.800%, 06/17/2034		62,493	1,917
2.750%, 06/17/2052		2,778	82
2.650%, 06/17/2028		418,000	12,490
2.000%, 06/17/2042		76,757	2,079

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.600%, 12/17/2029	THB	15,120	$434
1.600%, 06/17/2035		2,000	55
1.585%, 12/17/2035		1,182	32
			29,126

Trinidad & Tobago — 0.4%
Heritage Petroleum
9.000%, 08/12/2029		$2,000	2,070
Port of Spain Waterfront Development
7.875%, 02/19/2040(A)		3,679	3,648
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		1,100	1,129
			6,847

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026(A)	EUR	650	649
6.375%, 07/15/2026		537	536
			1,185

Turkiye — 4.6%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029(A)		$3,663	3,906
Istanbul Metropolitan Municipality
10.500%, 12/06/2028		318	345
Limak Yenilenebilir Enerji
9.625%, 08/12/2030(A)		1,000	1,005
TC Ziraat Bankasi
7.250%, 02/04/2030(A)		3,591	3,595
Turkcell Iletisim Hizmetleri
7.450%, 01/24/2030(A)		1,175	1,200
Turkiye Government Bond
36.000%, 08/12/2026	TRY	420,800	11,602
31.080%, 11/08/2028		280,414	7,885
27.700%, 09/27/2034		33,331	967
26.200%, 10/05/2033		627,344	17,168
17.800%, 07/13/2033		13,348	267
17.300%, 07/19/2028		66,341	1,359
12.600%, 10/01/2025		40,889	985
Turkiye Government International Bond
7.125%, 02/12/2032		$3,872	3,869
7.125%, 07/17/2032		2,204	2,199
6.500%, 01/03/2035		3,982	3,772
5.750%, 05/11/2047		13,002	10,136
4.875%, 04/16/2043		1,800	1,296
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028(A)		726	775
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030(A)		3,300	3,409
11.000%, 04/23/2030		700	723
			76,463

Ukraine — 0.9%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	647	609

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
NPC Ukrenergo
6.875%, 11/09/2026(A)	$1,085	$871
Ukraine Government International Bond
16.550%, 02/01/2030(B)	315	176
12.960%, 02/01/2034(B)	3,891	1,685
12.960%, 02/01/2034(A)(B)	51	22
8.950%, 02/01/2035(B)	3,290	2,158
8.950%, 02/01/2035(A)(B)	803	527
8.310%, 02/01/2036(B)	1,099	718
8.310%, 02/01/2036(A)(B)	36	24
7.750%, 08/01/2041 (C)	2,350	1,951
1.750%, 02/01/2029(B)	244	174
1.750%, 02/01/2034(B)	1,528	900
1.750%, 02/01/2034(A)(B)	76	44
1.750%, 02/01/2035(B)	2,708	1,568
1.750%, 02/01/2035(A)(B)	4,610	2,669
1.750%, 02/01/2036(B)	1,066	607
1.750%, 02/01/2036(A)(B)	76	43
		14,746

United Arab Emirates — 1.4%
Abu Dhabi Developmental Holding PJSC
5.250%, 10/02/2054(A)	493	466
Abu Dhabi Government International Bond
5.500%, 04/30/2054(A)	1,285	1,303
5.500%, 04/30/2054	653	662
3.125%, 09/30/2049	6,227	4,288
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031	1,689	1,441
Abu Dhabi National Energy PJSC
4.750%, 03/09/2037(A)	928	885
Adnoc Murban Rsc
5.125%, 09/11/2054(A)	2,307	2,138
4.500%, 09/11/2034(A)	3,923	3,764
4.500%, 09/11/2034	2,304	2,212
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050	670	489
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050	4,146	2,695
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036(A)	827	692
MDGH GMTN RSC MTN
4.375%, 11/22/2033(A)	319	303
Pearl Petroleum
13.000%, 05/15/2028(A)	1,300	1,373
UAE International Government Bond MTN
4.951%, 07/07/2052	282	265
		22,976

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
United States — 0.1%
Avianca Midco 2
9.625%, 02/14/2030(A)		$2,181	$2,121

Uruguay — 1.1%
Oriental Republic of Uruguay
5.250%, 09/10/2060		2,143	1,980
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	88,710	2,083
5.750%, 10/28/2034		$5,505	5,703
5.442%, 02/14/2037		2,350	2,372
5.100%, 06/18/2050		479	447
Uruguay Monetary Regulation Bills
8.992%, 07/11/2025(F)	UYU	21,284	486
8.868%, 05/28/2025(F)		157,755	3,640
8.850%, 05/21/2025(F)		38,191	883
			17,594

Uzbekistan — 1.0%
Jscb Agrobank
9.250%, 10/02/2029		$500	520
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	5,000,000	392
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)		10,210,000	809
15.500%, 02/25/2028(A)		72,500,000	5,578
6.947%, 05/25/2032(A)		$1,837	1,844
5.375%, 05/29/2027	EUR	1,190	1,256
3.900%, 10/19/2031		$1,609	1,360
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	18,200,000	1,491
8.950%, 07/24/2029		$1,400	1,453
Uzbekneftegaz JSC
4.750%, 11/16/2028		1,350	1,208
4.750%, 11/16/2028(A)		864	774
			16,685

Venezuela — 1.0%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		1,276	121
Petroleos de Venezuela
12.750%, 02/17/2022(G)		300	49
9.750%, 05/17/2035(G)		14,102	2,270
6.000%, 05/16/2024(G)		4,270	613
6.000%, 05/16/2024(G)		1,477	212
6.000%, 05/16/2025(G)		4,021	577
6.000%, 11/15/2026(G)		12,896	1,851
5.500%, 04/12/2037(G)		1,620	232
5.500%, 04/12/2037(G)		1,373	197
5.375%, 04/12/2027(G)		7,825	1,121
5.375%, 04/12/2027(G)		4,425	634
Venezuela Government International Bond
12.750%, 08/23/2022(G)		5,600	1,078
11.950%, 08/05/2031(G)		17,252	3,459
9.250%, 05/07/2028(G)		4,477	806

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.000%, 05/07/2025(G)	$8,800	$1,518
8.250%, 12/05/2024(G)	3,331	556
7.750%, 10/13/2029(G)	12,016	1,880
		17,174

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)	1,285	1,248

Zambia — 0.2%
Zambia Government International Bond
5.750%, 06/30/2033(B)	2,074	1,844
0.500%, 12/31/2053	2,957	1,848
0.500%, 12/31/2053(A)	573	358
		4,050

Total Global Bonds
(Cost $1,571,352) ($ Thousands)		1,558,711

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Notes
4.445%, USBMMY3M + 0.205%, 10/31/2026 (C)	12,900	12,928
4.338%, USBMMY3M + 0.098%, 01/31/2027 (C)	5,800	5,802
3.125%, 08/31/2029	11,200	10,794

Total U.S. Treasury Obligations
(Cost $29,201) ($ Thousands)		29,524

	Number of Participation Notes
LOAN PARTICIPATION NOTES — 0.3%
Republic of Côte d'Ivoire, 1st Lien, Expires 07/12/2025	2,880,000	2,993

SRBIJA, 1st Lien, Expires 06/13/2029	1,700,000	1,759

Total Loan Participation Notes
(Cost $4,837) ($ Thousands)		4,752

Description		Market Value ($ Thousands)
PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $1,956) ($ Thousands)		$1,388

Total Investments in Securities — 95.0%
(Cost $1,607,346) ($ Thousands)		$1,594,375

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $791) ($ Thousands)		$(513)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at February 28, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
USD PUT / HUF CALL	700,000	$262,500	$375.00	5/17/2025	$131
USD PUT/ ILS CALL	28,200,000	98,700	3.50	7/19/2025	273
USD PUT/ ZAR CALL	28,200,000	517,470	18.35	7/19/2025	514
USD PUT/ ZAR CALL	21,200,000	379,480	17.90	6/21/2025	173
USD PUT/ ZAR CALL	14,000,000	254,100	18.15	5/17/2025	90

		1,512,250			1,181

Call Options
USD PUT/ CNH CALL	2,600,000	$20,020	7.70	7/19/2025	$117
USD PUT/ INR CALL	705,000	63,450	90.00	5/17/2025	90

		83,470			207

Total Purchased Options		$1,595,720			$1,388
WRITTEN OPTIONS — (0.1)%
Put Options
USD PUT/ ILS CALL	(42,300,000)	$(143,820)	3.40	07/19/2025	$(166)
USD PUT/ ZAR CALL	(21,000,000)	(366,450)	17.45	05/17/2025	(26)
USD PUT/ ZAR CALL	(28,250,000)	(491,550)	17.40	06/21/2025	(103)
USD PUT/ ZAR CALL	(42,300,000)	(733,905)	17.35	07/19/2025	(218)

Total Written Options		$(1,735,725)			$(513)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-Schatz	(13)	Mar-2025	$(1,453)	$(1,446)	$2
U.S. 2-Year Treasury Note	(60)	Jun-2025	(12,351)	(12,417)	(66)
U.S. 5-Year Treasury Note	(19)	Jun-2025	(2,031)	(2,051)	(20)
U.S. 10-Year Treasury Note	(55)	Jun-2025	(6,004)	(6,110)	(106)
			$(21,839)	$(22,024)	$(190)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/06/25	USD	664	THB	22,700	$—
Bank of America	05/07/25	USD	–	PKR	–	—
Bank of America	05/07/25	PKR	–	USD	–	—
Barclays PLC	03/06/25	USD	3,320	INR	289,900	(8)
Barclays PLC	03/06/25	USD	12,791	THB	434,800	(62)
Barclays PLC	03/06/25	THB	28,250	USD	819	(8)
Barclays PLC	03/06/25	BRL	202,325	USD	34,916	488
Barclays PLC	03/19/25	TRY	–	USD	–	—
Barclays PLC	03/19/25	USD	–	TRY	–	—
Barclays PLC	03/24/25	TRY	105,590	USD	2,594	(246)
Barclays PLC	03/28/25	PEN	17,300	USD	4,688	(20)
Barclays PLC	04/02/25	USD	34,719	BRL	202,325	(500)
Barclays PLC	04/03/25	USD	4,564	INR	400,082	(1)
Barclays PLC	04/14/25	USD	1,905	TRY	73,500	27
Barclays PLC	04/14/25	EUR	28,950	USD	29,936	(242)
Barclays PLC	04/15/25	GBP	8,200	USD	9,959	(363)
Barclays PLC	05/07/25	TRY	–	USD	–	—
Barclays PLC	05/07/25	USD	–	TRY	–	—
Barclays PLC	12/19/25	EUR	–	USD	–	—
BNP Paribas	03/06/25	USD	5,833	MYR	25,730	(67)
BNP Paribas	03/06/25	MYR	15,977	USD	3,625	44
BNP Paribas	03/24/25	TRY	34,007	USD	876	(38)
BNP Paribas	04/02/25	BRL	25,100	USD	4,250	4
BNP Paribas	05/27/25	TRY	86,570	USD	2,101	(101)
Brown Brothers Harriman	03/31/25	ZAR	1,100	USD	59	—
Brown Brothers Harriman	04/14/25	USD	833	EUR	800	1
Citigroup	03/06/25	USD	499	COP	2,056,660	(1)
Citigroup	03/06/25	BRL	2,950	USD	504	621
Citigroup	03/06/25	JPY	174,166	USD	1,144	(12)
Citigroup	03/06/25	COP	30,195,000	USD	7,241	(66)
Citigroup	03/19/25	USD	–	THB	–	—
Citigroup	03/19/25	THB	–	USD	–	—
Citigroup	03/25/25	INR	198,448	USD	2,286	22
Citigroup	03/27/25	USD	–	NGN	–	—
Citigroup	03/27/25	NGN	–	USD	–	—
Citigroup	04/14/25	EUR	500	USD	518	(3)
Citigroup	05/14/25	ZMW	–	USD	–	—
Citigroup	05/14/25	USD	–	ZMW	–	—
Citigroup	05/20/25	USD	586	NGN	972,942	49
Citigroup	08/12/25	USD	–	NGN	–	—
Citigroup	08/12/25	NGN	–	USD	–	—
Citigroup	08/14/25	USD	–	ZMW	–	—
Citigroup	08/14/25	ZMW	–	USD	–	—
Deutsche Bank	03/04/25	USD	2,316	KZT	1,244,983	182
Deutsche Bank	03/06/25	USD	18,674	BRL	110,330	100
Deutsche Bank	03/06/25	BRL	106,350	USD	18,366	269
Deutsche Bank	03/06/25	BRL	3,980	USD	673	(4)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	03/13/25	USD	5,594	TRY	206,826	$4
Deutsche Bank	03/19/25	USD	2,423	COP	10,534,113	122
Deutsche Bank	03/19/25	USD	2,751	ILS	9,871	(6)
Deutsche Bank	03/19/25	USD	3,385	PHP	197,732	25
Deutsche Bank	03/19/25	USD	7,904	EGP	418,654	300
Deutsche Bank	03/19/25	USD	9,664	MYR	43,323	49
Deutsche Bank	03/19/25	USD	8,499	CZK	205,884	45
Deutsche Bank	03/19/25	USD	1,841	CZK	44,084	(12)
Deutsche Bank	03/19/25	USD	11,259	EUR	10,684	(137)
Deutsche Bank	03/19/25	USD	10,256	THB	351,392	42
Deutsche Bank	03/19/25	USD	1,681	THB	57,337	(1)
Deutsche Bank	03/19/25	USD	12,684	INR	1,083,209	(319)
Deutsche Bank	03/19/25	USD	3,521	ZAR	66,252	41
Deutsche Bank	03/19/25	USD	9,372	ZAR	173,490	(44)
Deutsche Bank	03/19/25	USD	13,254	CNY	96,252	77
Deutsche Bank	03/19/25	USD	13,763	TRY	526,195	402
Deutsche Bank	03/19/25	USD	13,822	HUF	5,485,114	427
Deutsche Bank	03/19/25	EUR	13,899	USD	14,627	159
Deutsche Bank	03/19/25	USD	14,093	IDR	228,022,313	(334)
Deutsche Bank	03/19/25	USD	14,216	PLN	58,781	490
Deutsche Bank	03/19/25	USD	2,080	RON	10,000	9
Deutsche Bank	03/19/25	USD	12,903	RON	61,445	(68)
Deutsche Bank	03/19/25	USD	16,795	MXN	351,411	276
Deutsche Bank	03/19/25	USD	4,085	MXN	83,711	(18)
Deutsche Bank	03/19/25	USD	22,486	CLP	22,239,810	777
Deutsche Bank	03/19/25	PEN	35,966	USD	9,641	(148)
Deutsche Bank	03/19/25	CNY	62,324	USD	8,493	(139)
Deutsche Bank	03/19/25	RON	46,448	USD	9,767	65
Deutsche Bank	03/19/25	RON	32,177	USD	6,677	(44)
Deutsche Bank	03/19/25	PLN	79,188	USD	19,371	(440)
Deutsche Bank	03/19/25	CZK	237,873	USD	9,992	121
Deutsche Bank	03/19/25	CZK	32,086	USD	1,322	(9)
Deutsche Bank	03/19/25	MXN	79,051	USD	3,854	13
Deutsche Bank	03/19/25	MXN	208,538	USD	10,091	(39)
Deutsche Bank	03/19/25	THB	292,526	USD	8,590	18
Deutsche Bank	03/19/25	THB	17,580	USD	510	(5)
Deutsche Bank	03/19/25	ZAR	375,226	USD	20,761	588
Deutsche Bank	03/19/25	ZAR	26,532	USD	1,409	(18)
Deutsche Bank	03/19/25	PHP	445,435	USD	7,560	(122)
Deutsche Bank	03/19/25	TRY	501,354	USD	13,460	(36)
Deutsche Bank	03/19/25	INR	812,335	USD	9,407	134
Deutsche Bank	03/19/25	HUF	4,003,806	USD	10,204	(197)
Deutsche Bank	03/19/25	CLP	2,951,660	USD	3,148	61
Deutsche Bank	03/19/25	CLP	14,975,572	USD	14,978	(686)
Deutsche Bank	03/19/25	COP	6,366,262	USD	1,541	3
Deutsche Bank	03/19/25	COP	95,881,155	USD	21,940	(1,219)
Deutsche Bank	03/19/25	IDR	217,424,144	USD	13,356	237
Deutsche Bank	04/02/25	USD	18,027	BRL	104,977	(272)
Deutsche Bank	04/18/25	USD	635	KZT	320,380	(1)
Deutsche Bank	04/22/25	USD	447	KZT	240,000	28

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	04/30/25	USD	1,841	TRY	71,158	$3
Deutsche Bank	05/06/25	USD	1,392	ZAR	26,574	31
Deutsche Bank	05/06/25	ZAR	11,583	USD	625	4
Deutsche Bank	05/06/25	ZAR	52,942	USD	2,792	(43)
Deutsche Bank	05/12/25	HUF	1,216,600	USD	3,080	(72)
Deutsche Bank	05/21/25	USD	4,230	INR	370,125	(22)
Deutsche Bank	06/18/25	USD	513	TRY	20,647	1
Deutsche Bank	06/18/25	USD	1,114	MXN	23,401	9
Deutsche Bank	06/18/25	USD	311	MXN	6,421	(3)
Deutsche Bank	06/18/25	MXN	32,686	USD	1,562	(6)
Deutsche Bank	06/26/25	USD	1,696	ZAR	31,587	(12)
Deutsche Bank	06/26/25	ZAR	31,451	USD	1,696	19
Deutsche Bank	07/09/25	USD	8,079	CNY	58,415	59
Deutsche Bank	07/09/25	CNY	13,708	USD	1,889	(21)
Deutsche Bank	07/30/25	USD	5,309	ILS	18,945	(27)
Deutsche Bank	07/30/25	ILS	8,140	USD	2,256	(13)
Goldman Sachs	03/04/25	USD	1,196	HUF	469,800	25
Goldman Sachs	03/04/25	EUR	5,831	PLN	24,600	92
Goldman Sachs	03/04/25	EUR	9,584	RON	47,800	18
Goldman Sachs	03/04/25	USD	10,226	RON	49,000	12
Goldman Sachs	03/04/25	USD	15,992	CZK	387,300	73
Goldman Sachs	03/04/25	USD	20,799	PLN	84,415	331
Goldman Sachs	03/24/25	USD	3,852	TRY	166,717	632
Goldman Sachs	04/02/25	USD	1,246	BRL	7,330	(6)
Goldman Sachs	05/07/25	TRY	–	USD	–	—
Goldman Sachs	05/07/25	USD	–	TRY	–	—
Goldman Sachs	05/27/25	USD	2,437	TRY	108,724	328
Goldman Sachs	06/18/25	TRY	–	USD	–	—
Goldman Sachs	06/18/25	USD	–	TRY	–	—
Goldman Sachs	09/17/25	USD	–	EGP	–	—
Goldman Sachs	09/17/25	EGP	–	USD	–	—
Goldman Sachs	10/09/25	USD	4,129	TRY	183,845	49
HSBC	04/02/25	EUR	5,906	PLN	24,600	(1)
HSBC	04/03/25	PEN	22,424	USD	6,086	(17)
HSBC	04/03/25	COP	28,138,340	USD	6,752	(31)
HSBC	04/30/25	USD	590	TRY	22,800	1
ICBC Financial Services	03/19/25	USD	644	KZT	323,692	2
ICBC Financial Services	05/05/25	USD	1,486	EGP	78,208	10
ICBC Financial Services	05/05/25	USD	2,410	EGP	125,900	(1)
ICBC Financial Services	05/20/25	USD	123	KZT	62,500	—
ICBC Financial Services	08/05/25	USD	990	EGP	54,192	7
JPMorgan Chase Bank	03/03/25	USD	891	PHP	52,640	17
JPMorgan Chase Bank	03/03/25	USD	1,516	PHP	87,898	(1)
JPMorgan Chase Bank	03/03/25	PHP	140,537	USD	2,402	(21)
JPMorgan Chase Bank	03/06/25	USD	1,268	INR	110,182	(9)
JPMorgan Chase Bank	03/06/25	MYR	9,753	USD	2,198	12
JPMorgan Chase Bank	03/06/25	USD	29,298	BRL	173,054	149
JPMorgan Chase Bank	03/10/25	USD	33	CNY	243	—
JPMorgan Chase Bank	03/10/25	CNY	430	USD	60	—
JPMorgan Chase Bank	03/10/25	USD	913	CLP	890,383	18

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/10/25	USD	2,919	TRY	107,700	$4
JPMorgan Chase Bank	03/10/25	USD	5,139	THB	175,867	10
JPMorgan Chase Bank	03/10/25	USD	5,583	CNY	40,327	(30)
JPMorgan Chase Bank	03/10/25	USD	8,769	HUF	3,436,971	164
JPMorgan Chase Bank	03/10/25	USD	1,102	BRL	6,757	47
JPMorgan Chase Bank	03/10/25	USD	10,666	BRL	61,722	(164)
JPMorgan Chase Bank	03/10/25	CNY	40,140	USD	5,511	(15)
JPMorgan Chase Bank	03/10/25	BRL	13,107	USD	2,265	35
JPMorgan Chase Bank	03/10/25	BRL	55,372	USD	9,018	(404)
JPMorgan Chase Bank	03/10/25	THB	175,867	USD	5,190	42
JPMorgan Chase Bank	03/10/25	CLP	501,786	USD	526	1
JPMorgan Chase Bank	03/10/25	CLP	388,598	USD	397	(9)
JPMorgan Chase Bank	03/10/25	HUF	1,165,788	USD	2,967	(63)
JPMorgan Chase Bank	03/10/25	HUF	2,271,184	USD	5,962	59
JPMorgan Chase Bank	03/12/25	USD	101	IDR	1,651,097	(2)
JPMorgan Chase Bank	03/12/25	USD	2,604	COP	10,868,769	25
JPMorgan Chase Bank	03/12/25	COP	833,332	USD	202	1
JPMorgan Chase Bank	03/12/25	COP	21,662,196	USD	5,170	(70)
JPMorgan Chase Bank	03/12/25	IDR	37,647,264	USD	2,305	34
JPMorgan Chase Bank	03/13/25	USD	4,859	TRY	179,533	(1)
JPMorgan Chase Bank	03/18/25	USD	2,916	KZT	1,461,196	2
JPMorgan Chase Bank	03/19/25	PKR	–	USD	–	—
JPMorgan Chase Bank	03/19/25	USD	–	PKR	–	—
JPMorgan Chase Bank	03/20/25	USD	28	PEN	105	—
JPMorgan Chase Bank	03/21/25	USD	1,956	MXN	40,131	(7)
JPMorgan Chase Bank	03/21/25	IDR	153,425,543	USD	9,367	110
JPMorgan Chase Bank	03/24/25	USD	1,324	INR	115,419	(7)
JPMorgan Chase Bank	04/02/25	USD	523	BRL	3,100	1
JPMorgan Chase Bank	04/10/25	USD	184	PEN	700	6
JPMorgan Chase Bank	04/10/25	HKD	130,900	USD	16,847	(1)
JPMorgan Chase Bank	04/16/25	USD	2,191	HUF	877,173	85
JPMorgan Chase Bank	04/16/25	USD	3,237	PHP	188,513	13
JPMorgan Chase Bank	04/16/25	HUF	10,444	USD	26	(1)
JPMorgan Chase Bank	04/17/25	USD	9,237	KZT	5,017,465	696
JPMorgan Chase Bank	04/30/25	USD	675	IDR	11,100,000	(7)
JPMorgan Chase Bank	04/30/25	USD	6,767	TRY	261,523	8
JPMorgan Chase Bank	05/05/25	USD	3,818	PHP	224,298	46
JPMorgan Chase Bank	05/05/25	PHP	130,974	USD	2,223	(33)
JPMorgan Chase Bank	05/12/25	USD	1	RON	6	—
JPMorgan Chase Bank	05/12/25	USD	93	ZAR	1,756	1
JPMorgan Chase Bank	05/12/25	USD	2,342	MXN	48,664	6
JPMorgan Chase Bank	05/12/25	USD	3,163	PLN	12,827	40
JPMorgan Chase Bank	05/12/25	MXN	168,945	USD	8,129	(21)
JPMorgan Chase Bank	05/12/25	ZAR	175,838	USD	9,422	8
JPMorgan Chase Bank	05/12/25	ZAR	41,705	USD	2,205	(27)
JPMorgan Chase Bank	05/19/25	USD	1,096	EGP	57,797	5
JPMorgan Chase Bank	05/19/25	USD	1,601	PHP	93,074	2
JPMorgan Chase Bank	05/19/25	USD	14,761	KRW	21,268,965	(133)
JPMorgan Chase Bank	05/19/25	PHP	66,279	USD	1,140	(2)
JPMorgan Chase Bank	05/20/25	USD	468	NGN	761,028	29

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	05/20/25	NGN	1,733,969	USD	1,043	$(88)
JPMorgan Chase Bank	05/27/25	USD	1,108	EGP	58,444	1
JPMorgan Chase Bank	06/02/25	PHP	66,951	USD	1,155	2
JPMorgan Chase Bank	06/02/25	PHP	87,898	USD	1,513	(1)
JPMorgan Chase Bank	06/09/25	USD	526	CLP	501,786	(1)
JPMorgan Chase Bank	06/09/25	USD	2,135	CNY	15,432	13
JPMorgan Chase Bank	06/09/25	USD	5,120	THB	172,747	(30)
JPMorgan Chase Bank	06/09/25	BRL	54,460	USD	9,241	153
JPMorgan Chase Bank	06/10/25	USD	5,934	HUF	2,271,184	(57)
JPMorgan Chase Bank	07/08/25	USD	4,719	TRY	195,336	66
JPMorgan Chase Bank	09/17/25	USD	–	EGP	–	—
JPMorgan Chase Bank	09/17/25	EGP	–	USD	–	—
JPMorgan Chase Bank	11/25/25	RON	52,000	EUR	9,978	(184)
Midland Walwyn Capital Inc.	03/04/25	KZT	1,244,983	USD	2,324	(175)
Midland Walwyn Capital Inc.	03/19/25	USD	4,115	PHP	242,112	60
Morgan Stanley	03/04/25	PLN	2,000	USD	487	(14)
Morgan Stanley	03/06/25	IDR	19,300,000	USD	1,179	15
Morgan Stanley	03/14/25	USD	1,020	JPY	157,000	23
Morgan Stanley	03/24/25	USD	458	ZAR	8,449	(4)
Morgan Stanley	03/24/25	TRY	27,120	USD	637	(93)
Morgan Stanley	03/24/25	ZAR	19,900	USD	1,077	7
Morgan Stanley	03/24/25	ZAR	117,500	USD	6,313	(2)
Morgan Stanley	04/10/25	USD	659	PEN	2,500	22
Morgan Stanley	04/14/25	EUR	700	USD	726	(3)
Morgan Stanley	05/19/25	USD	830	IDR	13,630,000	(9)
Morgan Stanley	05/19/25	USD	2,230	KZT	1,137,826	3
Morgan Stanley	05/19/25	USD	635	KZT	323,370	(1)
Morgan Stanley	05/19/25	COP	12,467,000	USD	2,950	(37)
SCB Securities	03/06/25	USD	5,452	BRL	32,221	31
SCB Securities	03/06/25	THB	14,000	USD	414	4
SCB Securities	03/06/25	PEN	22,424	USD	6,047	(55)
SCB Securities	03/12/25	USD	5,596	CLP	5,369,500	21
SCB Securities	03/19/25	USD	4,273	EUR	4,120	16
SCB Securities	03/19/25	USD	1,501	EUR	1,438	(4)
SCB Securities	03/19/25	EUR	8,591	USD	8,972	29
SCB Securities	03/19/25	EUR	4,258	USD	4,410	(23)
SCB Securities	03/28/25	USD	2,540	TRY	95,000	(4)
SCB Securities	03/28/25	PEN	17,836	USD	4,833	(22)
SCB Securities	04/02/25	USD	1,220	HUF	469,800	—
SCB Securities	04/02/25	EUR	9,580	RON	47,800	1
SCB Securities	04/02/25	USD	10,229	RON	49,000	3
SCB Securities	04/02/25	USD	15,511	CZK	373,800	7
SCB Securities	04/04/25	USD	3,708	INR	325,000	(2)
SCB Securities	05/27/25	TRY	22,154	USD	537	(27)
SCB Securities	07/08/25	USD	489	TRY	19,900	(1)
SCB Securities	07/21/25	USD	1,373	UZS	18,532,534	65
SCB Securities	07/22/25	USD	1,182	UZS	15,996,503	59
SCB Securities	10/24/25	USD	979	UZS	13,434,368	63
SCB Securities	10/28/25	USD	981	UZS	13,434,368	62
SCB Securities	10/30/25	USD	147	UZS	2,005,342	9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	11/06/25	USD	699	UZS	9,549,249	$42
Societe Generale	04/02/25	CZK	20,000	USD	833	2
Societe Generale	04/02/25	USD	20,609	PLN	82,415	1
Societe Generale	04/15/25	USD	324	KZT	171,000	15
Societe Generale	05/13/25	THB	19,250	USD	566	(1)
Societe Generale	05/20/25	USD	2,577	KZT	1,324,401	22
Societe Generale	05/20/25	EGP	19,000	USD	360	(1)
Societe Generale	07/07/25	USD	3,035	EGP	162,700	(5)
Standard Bank	03/19/25	THB	–	USD	–	—
Standard Bank	03/19/25	USD	–	THB	–	—
Standard Bank	03/19/25	USD	314	MXN	6,500	2
Standard Bank	03/19/25	USD	946	PEN	3,513	10
Standard Bank	03/19/25	USD	1,130	CZK	27,912	29
Standard Bank	03/19/25	USD	1,232	RON	5,847	(11)
Standard Bank	03/19/25	EUR	1,406	USD	1,480	17
Standard Bank	03/19/25	MYR	2,285	USD	511	(1)
Standard Bank	03/19/25	PEN	4,494	USD	1,207	(16)
Standard Bank	03/19/25	CZK	9,500	USD	395	1
Standard Bank	03/19/25	MXN	78,798	USD	3,807	(21)
Standard Bank	03/19/25	INR	193,965	USD	2,224	10
Standard Bank	03/19/25	TRY	504,636	USD	13,412	(172)
Standard Bank	03/19/25	CLP	3,095,555	USD	3,216	(22)
Standard Bank	03/19/25	IDR	24,503,660	USD	1,499	20
Standard Bank	06/18/25	USD	16,297	TRY	661,877	185
Standard Bank	07/30/25	ZAR	69,623	USD	3,666	(35)
State Street	03/06/25	USD	1,170	JPY	174,166	(14)
UBS	03/10/25	USD	534	TRY	19,700	—
UBS	03/19/25	USD	5,348	EUR	5,140	3
Wells Fargo	03/04/25	CZK	13,500	USD	552	(8)
Wells Fargo	03/21/25	MXN	8,620	USD	420	2
Wells Fargo	04/03/25	PEN	1,000	USD	271	(1)
						$2,294

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2025, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
ICE	1.00%	Quarterly	12/20/2029	$6,000	$144	$163	$(19)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	15%	Annually	01/02/2029	BRL	140,234	$41	$43	$(2)
3.7% FIXED	SONIA	Annually	03/20/2054	GBP	4,500	484	57	427
2.6805%	3-MONTH LIBOR	Quarterly	03/19/2030	KRW	3,396,000	(16)	–	(16)
2.6645%	3-MONTH LIBOR	Quarterly	03/19/2030	KRW	3,154,000	(15)	–	(15)
3-MONTH JIBOR	9.15%	Quarterly	03/20/2039	ZAR	55,800	(37)	29	(66)
2.2%	6-MONTH EURIBOR	Annually	03/19/2035	EUR	15,100	189	17	172
MIBOR	5.995% FIXED	Semi-Annually	03/19/2030	INR	1,187,000	21	–	21

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	14.86% FIXED	Annually	01/02/2029	BRL	91,891	$(49)	$–	$(49)
6-MONTH WIBOR	4.875% FIXED	Semi-Annually	03/19/2030	PLN	25,000	34	–	34
3.81% FIXED	6-MONTH CZK - PRIBOR	Annually	03/19/2035	CZK	42,200	(30)	–	(30)
3.7797% FIXED	SOFRATE	Annually	12/18/2054	USD	4,460	(22)	–	(22)
2.2322% FIXED	6-MONTH EURIBOR	Annually	12/18/2034	EUR	5,840	55	–	55
SOFRRATE	3.9048% FIXED	Annually	12/18/2034	USD	3,340	29	–	29
4.865% FIXED	CLICP	Semi-Annually	03/19/2027	CLP	12,400,000	62	–	62
28-DAY MXIBTIEF	8.635% FIXED	Monthly	03/15/2028	MXN	199,000	121	–	121
MIBOR	6.04% FIXED	Semi-Annually	03/19/2030	INR	1,173,000	46	–	46
8.7% FIXED	3-MONTH JIBAR	Quarterly	03/19/2035	ZAR	125,000	70	–	70
BZDIOVRA	15.62% FIXED	Annually	01/04/2027	BRL	39,338	69	–	69
6-MONTH HUF - BUBOR	6.31% FIXED	Semi-Annually	03/19/2030	HUF	1,300,000	3	–	3
6-MONTH CZK - PRIBOR	3.59% FIXED	Semi-Annually	03/19/2030	CZK	80,000	21	–	21
6-MONTH WIBOR	4.9975% FIXED	Semi-Annually	03/19/2027	PLN	60,600	(7)	–	(7)
5.035% FIXED	6-MONTH WIBOR	Annually	03/19/2035	PLN	14,600	(37)	–	(37)
28-DAY MXIBTIEF	9.015% FIXED	Monthly	03/13/2030	MXN	73,100	112	–	112
28-DAY MXIBTIEF	8.97% FIXED	Monthly	03/13/2030	MXN	70,000	101	–	101
28-DAY MXIBTIEF	9.17% FIXED	Monthly	03/13/2030	MXN	208,000	384	–	384
BZDIOVRA	15.38% FIXED	Annually	01/02/2029	BRL	15,256	40	–	40
BZDIOVRA	15.155% FIXED	Annually	01/02/2029	BRL	24,591	31	–	31
6-MONTH HUF - BUBOR	6.53% FIXED	Semi-Annually	03/19/2028	HUF	3,110,000	64	–	64
9.3275% FIXED	28-DAY MXIBTIEF	Monthly	03/07/2035	MXN	156,400	(417)	–	(417)
28-DAY MXIBTIEF	9.22% FIXED	Monthly	03/13/2030	MXN	47,500	92	–	92
6-MONTH WIBOR	5.1% FIXED	Semi-Annually	03/19/2028	PLN	38,200	74	–	74
6-MONTH WIBOR	4.94% FIXED	Semi-Annually	03/19/2028	PLN	7,000	6	–	6
6-MONTH WIBOR	4.89% FIXED	Semi-Annually	03/19/2030	PLN	29,200	45	–	45
5.09% FIXED	6-MONTH WIBOR	Annually	03/19/2035	PLN	16,200	(58)	–	(58)
28-DAY MXIBTIEF	8.87% FIXED	Monthly	03/13/2030	MXN	328,400	409	–	409
9.115% FIXED	28-DAY MXIBTIEF	Monthly	03/07/2035	MXN	200,700	(394)	–	(394)
6-MONTH CZK - PRIBOR	3.55% FIXED	Semi-Annually	03/19/2030	CZK	97,000	18	–	18
3.72% FIXED	6-MONTH CZK - PRIBOR	Annually	03/19/2035	CZK	134,400	(51)	–	(51)
8.86% FIXED	COOVIBR	Quarterly	03/19/2035	COP	19,800,000	(12)	–	(12)
8.71% FIXED	28-DAY MXIBTIEF	Monthly	03/17/2027	MXN	350,900	(170)	–	(170)
CLICP	5.28% FIXED	Semi-Annually	03/19/2027	CLP	9,000,000	29	–	29
5.73% FIXED	CLICP	Semi-Annually	03/19/2035	CLP	2,200,000	(56)	–	(56)
CLICP	5.51% FIXED	Semi-Annually	03/19/2030	CLP	3,190,000	39	–	39
CLICP	5.49% FIXED	Semi-Annually	03/19/2030	CLP	3,096,000	35	–	35
SOFRRATE	4.07% FIXED	Annually	02/13/2030	USD	6,700	101	(2)	103
8.6% FIXED	28-DAY MXIBTIEF	Monthly	03/13/2030	MXN	152,375	(107)	–	(107)
BZDIOVRA	14.495% FIXED	Annually	01/04/2027	BRL	70,773	(102)	–	(102)
BZDIOVRA	14.72% FIXED	Annually	01/02/2029	BRL	47,438	(66)	–	(66)
CNRR007 INDEX	1.416%	Quarterly	12/17/2029	CNY	114,877	(171)	–	(171)
INR OVERNIGHT MIBOR	6.08%	Semi-Annually	12/19/2029	INR	1,600,000	78	–	78
6-MONTH CZK - PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	328,200	71	(11)	82
6-MONTH CZK - PRIBOR	3.612%	Semi-Annually	12/20/2030	CZK	29,700	8	–	8
6-MONTH CZK - PRIBOR	3.597%	Semi-Annually	12/20/2028	CZK	42,930	9	–	9
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	7,300	18	–	18
MXN - OVERNIGHT TIIE FUNDING RATE	8.89%	Monthly	12/18/2026	MXN	781,642	422	(25)	447
BRL OVERNIGHT CDI (CETIP) RATE	15.69%	Annually	01/04/2027	BRL	68,800	135	–	135
BRL OVERNIGHT CDI (CETIP) RATE	15.26%	Annually	01/02/2029	BRL	32,300	62	–	62
MXN - OVERNIGHT TIIE FUNDING RATE	9.002%	Monthly	12/08/2034	MXN	12,300	20	13	7
MXN - OVERNIGHT TIIE FUNDING RATE	8.905%	Monthly	12/18/2026	MXN	354,358	195	–	195
THB - THOR	1.9045%	Quarterly	12/20/2029	THB	277,700	(35)	–	(35)
6-MONTH CZK - PRIBOR	3.892%	Semi-Annually	01/15/2035	CZK	18,000	18	–	18
INR OVERNIGHT MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	197,540	9	–	9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
INR OVERNIGHT MIBOR	6.04%	Semi-Annually	02/04/2030	INR	692,136	$21	$11	$10
MXN - OVERNIGHT TIIE FUNDING RATE	8.5235%	Monthly	02/20/2035	MXN	16,300	–	–	–
1.1% FIXED	1-DAY JPOIS	Annually	09/18/2034	JPY	1,133,000	77	(13)	90
2.4% FIXED	6-MONTH EURIBOR	Annually	03/20/2054	EUR	1,500	(49)	47	(96)
SOFR	4%	Annually	09/18/2034	USD	23,000	376	192	184
2.8% FIXED	THOR	Quarterly	03/20/2034	THB	140,000	(231)	(36)	(195)
						$2,212	$322	$1,890

A list of the open OTC swap agreements held by the Fund at February 28, 2025, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	BAMD	1.00%	Quarterly	12/20/2029	$1,400	$(15)	$28	$(43)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2026	4,900	(19)	(28)	9
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2029	600	(6)	10	(16)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	12/20/2025	3,700	(6)	18	(24)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2026	3,000	16	25	(9)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2026	6,400	(31)	(16)	(15)
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	2,500	307	712	(405)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	7,200	55	56	(1)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2029	4,500	174	150	24
						$475	$955	$(480)

Credit Default Swap - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	$700	$(44)	$(47)	$3

Percentages are based on Net Assets of $1,678,756 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $180,075 ($ Thousands), representing 10.7% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.

(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.
(I)

Security considered restricted, excluding 144A. The total market value of such securities as of February 28, 2025 was $8 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

A list of the restricted securities, excluding 144a, held by the Fund at February 28, 2025, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands	Market Value ($ Thousands)
Global Bond Vnesheconombank Via VEB Finance	$240	9/28/2011	$242	$8
			$242	$8

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	$6,744	$7,401
3.625%, 04/15/2028	5,868	6,276
2.500%, 01/15/2029	5,402	5,626
2.375%, 01/15/2027	6,072	6,217
2.375%, 10/15/2028	15,722	16,330
2.125%, 04/15/2029	16,542	16,985
1.750%, 01/15/2028	5,699	5,774
1.625%, 10/15/2027	15,468	15,675
1.625%, 10/15/2029	16,939	17,119
1.250%, 04/15/2028	15,259	15,207
0.875%, 01/15/2029	10,682	10,470
0.750%, 07/15/2028	12,127	11,936
0.500%, 01/15/2028	13,992	13,682
0.375%, 01/15/2027	12,381	12,218
0.375%, 07/15/2027	13,694	13,481
0.250%, 07/15/2029	12,579	12,000
0.125%, 04/15/2026	10,871	10,761
0.125%, 07/15/2026	13,352	13,241
0.125%, 10/15/2026	15,093	14,923
0.125%, 04/15/2027	15,420	15,069
0.125%, 01/15/2030	14,204	13,303

Total U.S. Treasury Obligations
(Cost $251,068) ($ Thousands)		253,694

Total Investments in Securities — 98.7%
(Cost $251,068) ($ Thousands)		$253,694

Percentages are based on Net Assets of $256,961 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Bills
5.915%, 07/31/2025 (A)	$3,880	$3,812
4.239%, 08/07/2025 (A)	1,555	1,527
U.S. Treasury Notes
4.250%, 02/15/2028	55,875	56,290
4.125%, 02/28/2027	181,945	182,393
3.250%, 06/30/2027	110,980	109,233
2.500%, 03/31/2027	104,280	101,237
1.250%, 12/31/2026	49,075	46,711
0.750%, 08/31/2026	70,640	67,298
0.500%, 10/31/2027	68,610	62,634

Total U.S. Treasury Obligations
(Cost $628,482) ($ Thousands)		631,135

CORPORATE OBLIGATIONS — 28.9%
Communication Services — 0.5%
AT&T
2.300%, 06/01/2027	2,000	1,904
Discovery Communications LLC
4.125%, 05/15/2029	1,500	1,424
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	650	654
T-Mobile USA
3.750%, 04/15/2027	640	630
2.250%, 02/15/2026	2,705	2,645
Warnermedia Holdings
3.755%, 03/15/2027	1,900	1,854

		9,111

Consumer Discretionary — 2.9%
BMW US Capital LLC
4.650%, 08/13/2026 (B)	14,925	14,964
Hyundai Capital America
5.450%, 06/24/2026 (B)	9,115	9,208
Toyota Motor Credit
5.200%, 05/15/2026	14,160	14,316
Volkswagen Group of America Finance LLC
4.900%, 08/14/2026 (B)	12,540	12,552
YMCA of Greater New York
2.303%, 08/01/2026	8,590	8,291

		59,331

Consumer Staples — 2.0%
Altria Group
4.875%, 02/04/2028	915	922
BAT Capital
3.557%, 08/15/2027	1,736	1,693
Bayer US Finance II LLC
4.375%, 12/15/2028 (B)	245	239
4.250%, 12/15/2025 (B)	580	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance LLC
6.250%, 01/21/2029 (B)	$1,445	$1,493
Bon Secours Mercy Health
3.382%, 11/01/2025	4,504	4,448
Constellation Brands
3.700%, 12/06/2026	13,315	13,137
JBS USA Holding Lux SARL
5.125%, 02/01/2028	1,270	1,283
3.000%, 02/02/2029	1,025	954
Philip Morris International
4.750%, 02/12/2027	15,005	15,100

		39,846

Energy — 0.1%
Energy Transfer
5.950%, 12/01/2025	748	751
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,499

		2,250

Financials — 14.5%
Avolon Holdings Funding
3.250%, 02/15/2027 (B)	990	959
2.750%, 02/21/2028 (B)	580	545
2.528%, 11/18/2027 (B)	133	125
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)	4,689	4,529
Bank of America MTN
2.551%, SOFRRATE + 1.050%, 02/04/2028 (C)	17,360	16,707
2.087%, SOFRRATE + 1.060%, 06/14/2029 (C)	885	816
1.319%, SOFRRATE + 1.150%, 06/19/2026 (C)	2,515	2,490
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (C)	1,165	1,142
Citibank
4.929%, 08/06/2026	11,605	11,688
Citigroup
3.520%, TSFR3M + 1.413%, 10/27/2028 (C)	1,645	1,596
1.462%, SOFRRATE + 0.770%, 06/09/2027 (C)	4,295	4,126
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	1,095	1,146
General Electric MTN
4.945%, TSFR3M + 0.642%, 05/05/2026 (C)	330	331
Global Payments
2.150%, 01/15/2027	1,725	1,647

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
3.691%, US0003M + 1.510%, 06/05/2028 (C)	$14,620	$14,309
1.542%, SOFRRATE + 0.818%, 09/10/2027 (C)	5,460	5,214
1.431%, SOFRRATE + 0.798%, 03/09/2027 (C)	515	499
Guardian Life Global Funding
5.737%, 10/02/2028 (B)	2,925	3,045
HSBC Holdings PLC
2.099%, SOFRRATE + 1.929%, 06/04/2026 (C)	2,455	2,439
2.013%, SOFRRATE + 1.732%, 09/22/2028 (C)	1,090	1,017
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (C)	1,230	1,229
Jackson National Life Global Funding
5.600%, 04/10/2026 (B)	11,685	11,802
JPMorgan Chase
5.040%, SOFRRATE + 1.190%, 01/23/2028 (C)	6,785	6,840
4.323%, SOFRRATE + 1.560%, 04/26/2028 (C)	1,670	1,659
2.947%, SOFRRATE + 1.170%, 02/24/2028 (C)	11,065	10,727
2.182%, SOFRRATE + 1.890%, 06/01/2028 (C)	2,000	1,897
2.083%, SOFRRATE + 1.850%, 04/22/2026 (C)	1,855	1,848
2.005%, TSFR3M + 1.585%, 03/13/2026 (C)	857	856
1.578%, SOFRRATE + 0.885%, 04/22/2027 (C)	2,478	2,399
1.040%, TSFR3M + 0.695%, 02/04/2027 (C)	3,805	3,686
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (C)	10,615	10,753
1.627%, H15T1Y + 0.850%, 05/11/2027 (C)	2,375	2,291
Marsh & McLennan
4.550%, 11/08/2027	8,710	8,722
MassMutual Global Funding II MTN
5.100%, 04/09/2027 (B)	9,490	9,630
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	2,500	2,460
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (B)	2,000	2,032
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/2027 (C)	900	869
0.985%, SOFRRATE + 0.720%, 12/10/2026 (C)	5,078	4,937

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
1.512%, SOFRRATE + 0.858%, 07/20/2027 (C)	$17,875	$17,136
Morgan Stanley Bank
4.754%, 04/21/2026	10,170	10,207
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(C)	2,720	2,629
New York Life Global Funding MTN
5.450%, 09/18/2026 (B)	5,834	5,934
Northwestern Mutual Global Funding
5.070%, 03/25/2027 (B)	4,405	4,464
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (C)	7,470	7,710
5.582%, SOFRRATE + 1.841%, 06/12/2029 (C)	970	997
Principal Life Global Funding II
5.000%, 01/16/2027 (B)	7,965	8,042
Royal Bank of Canada MTN
5.069%, SOFRRATE + 0.790%, 07/23/2027 (C)	9,340	9,411
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (C)	1,380	1,326
State Street
5.272%, 08/03/2026	12,445	12,597
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	10,800	10,884
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (C)	12,365	12,418
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (C)	325	336
4.653%, SOFRRATE + 1.230%, 02/01/2029 (C)	2,215	2,214
Wells Fargo
4.900%, SOFRRATE + 0.780%, 01/24/2028 (C)	19,480	19,578
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (C)	5,450	5,588
2.393%, SOFRRATE + 2.100%, 06/02/2028 (C)	3,945	3,755
Willis North America
4.650%, 06/15/2027	615	615

		294,848

Health Care — 0.7%
AbbVie
4.800%, 03/15/2027	10,395	10,484
3.800%, 03/15/2025	35	35

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
5.150%, 03/02/2028	$2,465	$2,506
HCA
5.875%, 02/15/2026	1,500	1,506
5.250%, 04/15/2025	465	465

		14,996

Industrials — 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	13,415	13,845
2.450%, 10/29/2026	255	246
Air Lease
3.375%, 07/01/2025	400	398
2.200%, 01/15/2027	770	737
Air Lease MTN
5.300%, 06/25/2026	15,735	15,870
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	621
Boeing
6.259%, 05/01/2027	1,325	1,361
PACCAR Financial
4.500%, 11/25/2026	8,315	8,355
Uber Technologies
4.300%, 01/15/2030	1,328	1,305
Waste Management
4.500%, 03/15/2028	14,260	14,317

		57,055

Information Technology — 1.3%
Foundry JV Holdco LLC
5.500%, 01/25/2031 (B)	1,220	1,242
Hewlett Packard Enterprise
4.450%, 09/25/2026	13,515	13,498
Open Text
6.900%, 12/01/2027 (B)	1,610	1,664
Oracle
5.120%, SOFRRATE + 0.760%, 08/03/2028 (C)	8,055	8,100
2.800%, 04/01/2027	1,000	966
1.650%, 03/25/2026	1,865	1,809

		27,279

Materials — 0.2%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,162
Berry Global
5.500%, 04/15/2028	765	779
4.875%, 07/15/2026 (B)	466	465
International Flavors & Fragrances
1.832%, 10/15/2027 (B)	2,120	1,970

		4,376

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.0%
American Tower
5.250%, 07/15/2028	$3,145	$3,205
3.600%, 01/15/2028	175	170
Crown Castle
3.800%, 02/15/2028	3,700	3,608
Digital Realty Trust
3.600%, 07/01/2029	615	589
DOC DR LLC
4.300%, 03/15/2027	1,880	1,868
Extra Space Storage
4.000%, 06/15/2029	1,230	1,194
3.875%, 12/15/2027	1,625	1,594
Extra Space Storage LP
5.700%, 04/01/2028	1,195	1,229
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	1,004
4.000%, 01/15/2031	1,370	1,277
Healthcare Realty Holdings LP
3.500%, 08/01/2026	1,625	1,600
Hudson Pacific Properties LP
4.650%, 04/01/2029	630	492
3.950%, 11/01/2027	52	47
3.250%, 01/15/2030	395	279
LXP Industrial Trust
6.750%, 11/15/2028	1,690	1,792
VICI Properties
5.750%, 02/01/2027 (B)	725	734
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (B)	185	184
4.125%, 08/15/2030 (B)	310	292

		21,158

Utilities — 2.9%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (B)	1,565	1,621
1.400%, 03/15/2026 (B)	2,030	1,953
American Electric Power
5.750%, 11/01/2027	550	565
Dominion Energy
3.300%, 03/15/2025	1,570	1,569
Eversource Energy
2.900%, 03/01/2027	2,505	2,421
FirstEnergy
3.900%, 07/15/2027	12,230	11,986
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (B)	665	668
Georgia Power
5.004%, 02/23/2027	11,190	11,314
ITC Holdings
4.950%, 09/22/2027 (B)	2,100	2,112

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Rural Utilities Cooperative Finance MTN
4.800%, 02/05/2027	$10,825	$10,907
NextEra Energy Capital Holdings
5.160%, SOFRINDX + 0.800%, 02/04/2028 (C)	8,485	8,524
Vistra Operations LLC
5.050%, 12/30/2026 (B)	5,360	5,378

		59,018

Total Corporate Obligations
(Cost $584,689) ($ Thousands)		589,268

ASSET-BACKED SECURITIES — 23.3%
Automotive — 10.4%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (B)	1,210	1,230
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,158
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	3,032
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (B)	2,424	2,486
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (B)	4,478	4,262
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-1A, Cl A
3.830%, 08/21/2028 (B)	19,080	18,767
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-2A, Cl A
5.200%, 10/20/2027 (B)	7,550	7,616
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl A
5.780%, 04/20/2028 (B)	5,735	5,863
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	1,000	1,013
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	8,330	8,394
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,189
CarMax Auto Owner Trust, Ser 2024-2, Cl A3
5.500%, 01/16/2029	3,700	3,759
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	11,420	11,524
CarMax Auto Owner Trust, Ser 2024-A, Cl A3
5.400%, 11/15/2028	6,900	6,989

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2024-A, Cl B
5.350%, 01/15/2030	$11,025	$11,201
Carmax Auto Owner Trust, Ser 2025-1, Cl A3
4.840%, 01/15/2030	4,065	4,112
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	1,547	1,526
DT Auto Owner Trust, Ser 2021-4A, Cl D
1.990%, 09/15/2027 (B)	1,360	1,330
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A3
4.560%, 11/20/2028 (B)	9,420	9,446
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,032
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (B)	6	6
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (B)	1,996	1,983
Flagship Credit Auto Trust, Ser 2021-1, Cl C
0.910%, 03/15/2027 (B)	309	308
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl B
5.310%, 05/15/2028 (B)	2,450	2,468
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/2029 (B)	4,310	4,387
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/2027 (B)	2,951	2,898
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	1,000	993
Huntington Auto Trust, Ser 2024-1A, Cl A3
5.230%, 01/16/2029 (B)	8,415	8,501
Huntington Bank Auto Credit-Linked Notes Series, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (B)	1,541	1,553
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	194	197
JPMorgan Chase Bank, Ser 2021-3, Cl D
1.009%, 02/26/2029 (B)	77	77
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (B)	2,180	2,201
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/2029 (B)	2,500	2,505
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl A
5.590%, 04/25/2029 (B)	7,800	7,887

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl B
5.790%, 04/25/2029 (B)	$1,895	$1,914
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (B)	14,550	14,755
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl B
4.870%, 09/15/2029 (B)	4,400	4,380
Nissan Auto Lease Trust, Ser 2025-A, Cl B
5.030%, 02/15/2029	3,935	3,968
Nissan Auto Lease Trust, Ser 2025-A, Cl C
5.110%, 06/15/2029	3,935	3,970
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	3,185	3,204
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (B)	8,860	8,933
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (B)	12,900	12,945
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (B)	8,360	8,271
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (B)	931	945
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (B)	2,940	2,949
		212,127

Credit Cards — 2.9%

American Express Credit Account Master Trust, Ser 2023-3, Cl A
5.230%, 09/15/2028	5,485	5,566
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	5,389	5,451
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	9,175	9,307
Capital One Multi-Asset Execution Trust, Ser 2024-A1, Cl A
3.920%, 09/15/2029	4,500	4,465
CARDS II Trust, Ser 2024-1A, Cl B
5.450%, 07/16/2029 (B)	5,735	5,790
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	1,135	1,150
Evergreen Credit Card Trust, Ser 2024-1A, Cl B
5.510%, 07/17/2028 (B)	5,540	5,601
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (B)	4,900	4,945
Golden Credit Card Trust, Ser 2021-1A, Cl B
1.440%, 08/15/2028 (B)	12,209	11,638

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	$3,000	$3,046
Synchrony Card Funding LLC, Ser 2024-A1, Cl A
5.040%, 03/15/2030	1,920	1,945
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	250	253
		59,157

Mortgage Related Securities — 0.1%

RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044 (B)(C)	1,766	1,784

Other Asset-Backed Securities — 9.9%

AIMCO CLO Series 2017-A, Ser 2025-AA, Cl XR2
0.000%, 01/20/2038 (B)(C)(D)	2,850	2,850
Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser, Ser 2005-R7, Cl M4
5.349%, TSFR1M + 1.029%, 09/25/2035 (C)	2,790	2,679
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
5.139%, TSFR1M + 0.819%, 11/25/2035 (C)	610	599
AMMC CLO 15, Ser 2021-15A, Cl AR3
5.684%, TSFR3M + 1.382%, 01/15/2032 (B)(C)	315	316
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.382%, TSFR3M + 1.080%, 04/15/2031 (B)(C)	2,194	2,200
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.615%, TSFR3M + 1.322%, 04/20/2031 (B)(C)	640	640
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.383%, TSFR3M + 1.090%, 10/21/2034 (B)(C)	3,400	3,399
Barings CLO, Ser 2024-4A, Cl A1R
5.452%, TSFR3M + 1.150%, 10/15/2030 (B)(C)	2,790	2,790
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
4.734%, TSFR1M + 0.414%, 11/25/2036 (C)	1,788	1,757
Carbone CLO, Ser 2017-1A, Cl A1
5.695%, TSFR3M + 1.402%, 01/20/2031 (B)(C)	908	910
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
5.373%, TSFR3M + 1.080%, 01/20/2031 (B)(C)	2,419	2,424

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2018-3RA, Cl A1
5.538%, TSFR3M + 1.242%, 04/24/2031 (B)(C)	$215	$215
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
4.724%, TSFR1M + 0.404%, 09/25/2036 (B)(C)	1,257	1,211
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (B)	1,027	996
Dell Equipment Finance Trust, Ser 2023-2, Cl B
5.770%, 01/22/2029 (B)	2,195	2,222
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (B)	6,300	6,390
Domino's Pizza Master Issuer LLC, Ser 2015-1A, Cl A2II
4.474%, 10/25/2045 (B)	2,133	2,128
Domino's Pizza Master Issuer LLC, Ser 2018-1A, Cl A2II
4.328%, 07/25/2048 (B)	1,422	1,406
Dryden 41 Senior Loan Fund, Ser 2018-41A, Cl BR
5.864%, TSFR3M + 1.562%, 04/15/2031 (B)(C)	1,340	1,342
Dryden 72 CLO, Ser 2024-72A, Cl ARR
5.423%, TSFR3M + 1.100%, 05/15/2032 (B)(C)	2,649	2,655
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (B)	9,288	9,201
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.094%, TSFR1M + 0.774%, 01/25/2036 (C)	1,670	1,600
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	1,508	1,387
Goldentree Loan Management US CLO 11, Ser 2024-11A, Cl AR
5.373%, TSFR3M + 1.080%, 10/20/2034 (B)(C)	1,700	1,700
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
5.447%, TSFR3M + 1.150%, 04/24/2031 (B)(C)	2,007	2,009
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
5.574%, TSFR3M + 1.272%, 04/15/2031 (B)(C)	731	732
GSAA Home Equity Trust, Ser 2005-6, Cl M1
5.079%, TSFR1M + 0.759%, 06/25/2035 (C)	105	105
GSAA Home Equity Trust, Ser 2007-8, Cl A3
5.334%, TSFR1M + 1.014%, 08/25/2037 (C)	154	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	$982	$954
Home Partners of America Trust, Ser 2021-2, Cl B
2.302%, 12/17/2026 (B)	864	826
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
5.019%, TSFR1M + 0.699%, 01/25/2036 (C)	230	227
Jersey Mike's Funding LLC, Ser 2019-1A, Cl A2
4.433%, 02/15/2050 (B)	990	982
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
4.674%, TSFR1M + 0.354%, 05/25/2037 (C)	56	56
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.664%, TSFR1M + 0.344%, 05/25/2037 (C)	3,000	2,926
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
4.594%, TSFR1M + 0.274%, 06/25/2037 (C)	242	242
LCM XXIV, Ser 2021-24A, Cl AR
5.535%, TSFR3M + 1.242%, 03/20/2030 (B)(C)	1,498	1,498
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
5.473%, TSFR3M + 1.180%, 10/18/2030 (B)(C)	2,144	2,147
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
4.974%, TSFR1M + 0.654%, 03/25/2036 (C)	443	431
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
5.434%, TSFR1M + 1.114%, 07/25/2037 (C)	467	461
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	1,207	1,137
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.074%, TSFR1M + 0.434%, 04/25/2037 (C)	399	394
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	2,880	2,775
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	2,064	1,943

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	$3,503	$3,259
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	1,330	1,233
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,251	1,173
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	2,591	2,356
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	6,679	6,051
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.794%, TSFR1M + 0.474%, 05/25/2036 (C)	1,337	1,340
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.624%, TSFR1M + 0.304%, 04/25/2037 (C)	1,158	1,112
Octagon Investment Partners 51, Ser 2025-1A, Cl AR
5.309%, TSFR3M + 0.990%, 07/20/2034 (B)(C)	2,000	2,000
Octagon Investment Partners XXI, Ser 2025-1A, Cl A2R4
0.000%, 02/14/2031 (B)(C)(D)	2,400	2,400
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
4.704%, TSFR1M + 0.654%, 03/25/2037 (C)	1,619	1,554
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
5.702%, TSFR3M + 1.400%, 04/15/2031 (B)(C)	3,400	3,404
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
5.114%, TSFR1M + 0.794%, 12/25/2035 (C)	377	370
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/2029 (B)	750	757
PK ALIFT Loan Funding 4, Ser 2024-2, Cl A
5.052%, 10/15/2039 (B)	1,662	1,651
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (B)	1,702	1,645
Regatta XIII Funding, Ser 2024-2A, Cl A1R
5.402%, TSFR3M + 1.100%, 07/15/2031 (B)(C)	1,986	1,986

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO, Ser 2018-2A, Cl A
5.715%, TSFR3M + 1.422%, 10/20/2031 (B)(C)	$1,282	$1,282
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.452%, TSFR3M + 1.130%, 08/20/2032 (B)(C)	2,964	2,964
Sabey Data Center Issuer LLC, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,682	1,614
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.774%, TSFR1M + 0.454%, 10/25/2046 (C)	741	723
SLM Student Loan Trust, Ser 2012-2, Cl A
5.167%, SOFR30A + 0.814%, 01/25/2029 (C)	520	510
SLM Student Loan Trust, Ser 2013-2, Cl A
4.917%, SOFR30A + 0.564%, 06/25/2043 (C)	639	629
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	423	392
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (B)	1,733	1,657
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	1,219	1,064
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (B)	4,569	4,500
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/2050 (B)	9,855	9,921
TIAA CLO IV, Ser 2024-1A, Cl A1AR
5.433%, TSFR3M + 1.140%, 01/20/2032 (B)(C)	2,318	2,321
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (B)	12,280	12,256
Trinity Rail Leasing LLC, Ser 2020-2A, Cl A1
1.830%, 11/19/2050 (B)	1,559	1,491
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	3,317	3,257
Verizon Master Trust Series, Ser 2024-4, Cl B
5.400%, 06/20/2029	3,200	3,231
Verizon Master Trust Series, Ser 2024-4, Cl C
5.600%, 06/20/2029	3,585	3,619
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	2,855	2,856
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	9,780	9,880

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	$8,675	$8,851
Verizon Master Trust, Ser 2024-6, Cl C
4.670%, 08/20/2030	19,539	19,541
Verizon Master Trust, Ser 2025-1, Cl B
4.940%, 01/21/2031	4,660	4,714
Voya CLO, Ser 2021-2A, Cl A1R
5.544%, TSFR3M + 1.242%, 06/07/2030 (B)(C)	248	248
		202,825

Total Asset-Backed Securities
(Cost $472,948) ($ Thousands)		475,893

MORTGAGE-BACKED SECURITIES — 20.4%
Agency Mortgage-Backed Obligations — 10.6%
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
6.902%, SOFR30A + 2.550%, 07/25/2042(B)(C)	1,202	1,236
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
5.852%, SOFR30A + 1.500%, 10/25/2043(B)(C)	1,755	1,762
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
5.452%, SOFR30A + 1.100%, 05/25/2044(B)(C)	929	929
FHLMC
6.485%, RFUCCT1Y + 1.469%, 03/01/2037(C)	4	4
3.500%, 02/01/2034 to 05/01/2035	1,754	1,701
2.500%, 09/01/2030 to 11/01/2031	3,240	3,085
FHLMC Multifamily Structured Pass Through Certificates, Ser K062, Cl A2
3.413%, 12/25/2026	2,700	2,656
FHLMC Multifamily Structured Pass Through Certificates, Ser K089, Cl A1
3.344%, 10/25/2028	659	645
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl A2
1.760%, 03/25/2028	2,164	2,013
FHLMC Multifamily Structured Pass Through Certificates, Ser KF37, Cl A
4.799%, SOFR30A + 0.474%, 09/25/2027(C)	57	57
FHLMC Multifamily Structured Pass Through Certificates, Ser KF40, Cl A
4.779%, SOFR30A + 0.454%, 11/25/2027(C)	40	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KF43, Cl A
4.679%, SOFR30A + 0.354%, 01/25/2028(C)	$337	$334
FHLMC Multifamily Structured Pass Through Certificates, Ser KF68, Cl A
4.929%, SOFR30A + 0.604%, 07/25/2026(C)	334	334
FHLMC Multifamily Structured Pass Through Certificates, Ser KF86, Cl AL
4.729%, SOFR30A + 0.404%, 08/25/2027(C)	316	315
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	55	54
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	1,421	1,341
FHLMC Multifamily Structured Pass Through Certificates, Ser Q004, Cl AFL
5.375%, 12MTA + 0.740%, 05/25/2044(C)	304	304
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
4.703%, SOFR30A + 0.364%, 02/15/2035(C)	305	303
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
4.823%, SOFR30A + 0.484%, 10/15/2034(C)	354	353
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
4.753%, SOFR30A + 0.414%, 01/15/2036(C)	73	73
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
4.753%, SOFR30A + 0.414%, 04/15/2036(C)	118	118
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
5.103%, SOFR30A + 0.764%, 03/15/2032(C)	159	159
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
4.903%, SOFR30A + 0.564%, 03/15/2040(C)	8	8
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
4.853%, SOFR30A + 0.514%, 08/15/2032(C)	242	242
FHLMC REMIC CMO, Ser 2012-4102, Cl LF
4.703%, SOFR30A + 0.364%, 01/15/2040(C)	16	16
FHLMC REMIC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	94	92
FHLMC REMIC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	555	546
FNMA
3.500%, 09/01/2034	1,342	1,301
3.000%, 10/01/2030 to 02/01/2035	2,744	2,657
2.690%, 06/01/2026	1,401	1,372

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 02/01/2031 to 11/01/2034	$2,899	$2,779
2.000%, 04/01/2031	560	530
1.500%, 10/01/2035	924	816
FNMA CMO, Ser 2024-49, Cl FC
5.652%, SOFR30A + 1.300%, 07/25/2054(C)	5,777	5,779
FNMA CMO, Ser 2024-73, Cl FB
5.552%, SOFR30A + 1.200%, 10/25/2054(C)	8,742	8,727
FNMA REMIC CMO, Ser 2005-83, Cl FP
4.797%, SOFR30A + 0.444%, 10/25/2035(C)	381	379
FNMA REMIC CMO, Ser 2006-31, Cl FP
4.767%, SOFR30A + 0.414%, 05/25/2036(C)	66	65
FNMA REMIC CMO, Ser 2006-56, Cl FE
4.897%, SOFR30A + 0.544%, 07/25/2036(C)	324	323
FNMA REMIC CMO, Ser 2007-98, Cl FD
4.917%, SOFR30A + 0.564%, 06/25/2037(C)	205	204
FNMA REMIC CMO, Ser 2008-24, Cl PF
5.117%, SOFR30A + 0.764%, 02/25/2038(C)	14	13
FNMA REMIC CMO, Ser 2010-43, Cl VF
5.017%, SOFR30A + 0.664%, 05/25/2040(C)	248	248
FNMA REMIC CMO, Ser 2012-111, Cl NF
4.817%, SOFR30A + 0.464%, 05/25/2042(C)	366	361
FNMA REMIC CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	278	269
FNMA REMIC CMO, Ser 2012-54, Cl CF
5.167%, SOFR30A + 0.814%, 05/25/2042(C)	127	128
FNMA REMIC CMO, Ser 2016-48, Cl UF
4.867%, SOFR30A + 0.514%, 08/25/2046(C)	137	136
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.967%, SOFR30A + 0.614%, 01/25/2050(C)	369	363
FNMA REMIC CMO, Ser 2020-10, Cl FA
4.967%, SOFR30A + 0.614%, 03/25/2050(C)	974	949
FNMA TBA
5.500%, 03/15/2055	5,225	5,232
5.000%, 03/15/2040 to 03/15/2055	33,150	33,088
4.500%, 04/14/2033 to 03/15/2040	35,725	35,048
4.000%, 03/01/2039 to 03/15/2040	26,675	25,588
3.500%, 03/01/2041 to 03/15/2055	17,125	16,082
FRESB Mortgage Trust, Ser 2016-SB17, Cl A10F
2.420%, 05/25/2026(C)	2,409	2,352

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.326%, 04/25/2028(C)	$749	$723
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.456%, 06/25/2028(C)	4,639	4,485
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.614%, 06/25/2028(C)	3,773	3,690
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(C)	1,147	1,119
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(C)	415	402
GNMA CMO, Ser 2007-1, Cl F
4.726%, TSFR1M + 0.414%, 01/20/2037(C)	283	282
GNMA CMO, Ser 2011-151, Cl BF
4.776%, TSFR1M + 0.464%, 04/20/2041(C)	241	239
GNMA CMO, Ser 2012-77, Cl FM
5.096%, TSFR1M + 0.784%, 11/16/2039(C)	249	250
GNMA CMO, Ser 2023-113, Cl FD
5.696%, SOFR30A + 1.350%, 08/20/2053(C)	2,432	2,455
GNMA CMO, Ser 2024-148, Cl AF
5.526%, SOFR30A + 1.180%, 09/20/2054(C)	8,954	8,947
GNMA CMO, Ser 2024-30, Cl CF
5.596%, SOFR30A + 1.250%, 02/20/2054(C)	2,337	2,349
GNMA TBA
5.500%, 03/20/2038	5,800	5,815
5.000%, 03/01/2039	8,925	8,813
4.500%, 03/01/2039	6,975	6,730
4.000%, 03/15/2055	4,900	4,617
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	158	158
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(C)	311	300
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(C)	1,008	975
GNMA, Ser 2015-109, Cl B
3.313%, 10/16/2041(C)	351	350

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 82737
4.625%, H15T1Y + 1.500%, 02/20/2041(C)	$57	$57

		216,264
Non-Agency Mortgage-Backed Obligations — 9.8%
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(B)	1,007	967
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
4.685%, 07/26/2036(B)(C)	1,499	1,491
BANK, Ser 2017-BNK8, Cl ASB
3.314%, 11/15/2050	1,274	1,253
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	299	294
BANK, Ser 2018-BN14, Cl ASB
4.185%, 09/15/2060	328	326
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	2,412	2,306
BANK, Ser BN22, Cl ASB
2.897%, 11/15/2062	1,559	1,503
BANK, Ser BN24, Cl ASB
2.929%, 11/15/2062	2,087	2,017
BBCMS Mortgage Trust, Ser C8, Cl ASB
1.867%, 10/15/2053	820	764
Benchmark 2019-B15 Mortgage Trust, Ser B15, Cl AAB
2.859%, 12/15/2072	2,123	2,051
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,108
Benchmark Mortgage Trust, Ser 2019-B9, Cl AAB
3.933%, 03/15/2052	1,373	1,355
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	5,257	5,061
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	3,471	3,356
BHMS, Ser 2018-ATLS, Cl C
6.509%, TSFR1M + 2.197%, 07/15/2035(B)(C)	3,690	3,676
BPR Trust, Ser 2022-OANA, Cl A
6.210%, TSFR1M + 1.898%, 04/15/2037(B)(C)	2,755	2,758
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
5.157%, TSFR1M + 0.844%, 10/15/2036(B)(C)	528	524
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl A
5.348%, TSFR1M + 1.035%, 12/15/2038(B)(C)	1,145	1,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.079%, TSFR1M + 0.767%, 05/15/2038(B)(C)	$274	$274
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
5.115%, TSFR1M + 0.803%, 10/15/2038(B)(C)	922	920
BX Trust, Ser 2021-MFM1, Cl A
5.127%, TSFR1M + 0.814%, 01/15/2034(B)(C)	926	924
BXP Trust, Ser 2017-CC, Cl D
3.552%, 08/13/2037(B)(C)	710	635
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.679%, TSFR1M + 1.367%, 12/15/2037(B)(C)	815	815
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
5.859%, TSFR1M + 1.547%, 12/15/2037(B)(C)	2,000	2,000
CD Mortgage Trust, Ser 2018-CD7, Cl ASB
4.213%, 08/15/2051	277	275
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(B)(C)	2,788	2,786
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(B)(C)	785	780
Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Cl A
5.377%, TSFR1M + 1.064%, 10/15/2038(B)(C)	1,782	1,771
Citigroup Commercial Mortgage Trust, Ser B2, Cl AAB
3.962%, 03/10/2051	425	421
Citigroup Commercial Mortgage Trust, Ser GC41, Cl AAB
2.720%, 08/10/2056	2,026	1,953
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	930	920
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.252%, SOFR30A + 1.900%, 12/25/2041(B)(C)	2,125	2,155
Cross 2023-H2 Mortgage Trust, Ser 2023-H2, Cl A1A
7.135%, 11/25/2068(B)(E)	1,427	1,454
Cross 2024-H6 Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(B)(C)	1,945	1,936
CSAIL 2019-C17 Commercial Mortgage Trust, Ser C17, Cl ASB
2.957%, 09/15/2052	2,139	2,072

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	$4	$5
CSMC Series, Ser 2014-6R, Cl 15A2
5.552%, TSFR1M + 0.264%, 11/27/2036(B)(C)	419	407
CSMC Series, Ser 2015-6R, Cl 2A1
4.428%, TSFR1M + 0.314%, 11/27/2046(B)(C)	617	614
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
5.411%, TSFR1M + 1.099%, 05/15/2035(B)(C)	117	117
DBGS Mortgage Trust, Ser 2018-C1, Cl ASB
4.302%, 10/15/2051	295	293
ELM Trust 2024-ELM, Ser ELM, Cl A15
5.994%, 06/10/2039(B)(C)	3,775	3,845
Extended Stay America Trust, Ser 2021-ESH, Cl A
5.507%, TSFR1M + 1.194%, 07/15/2038(B)(C)	954	954
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.652%, SOFR30A + 1.300%, 02/25/2042(B)(C)	454	455
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
4.594%, TSFR1M + 0.274%, 11/25/2036(C)	427	426
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.654%, TSFR1M + 0.334%, 12/25/2037(C)	1,394	1,332
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
4.684%, TSFR1M + 0.364%, 06/25/2036(C)	327	326
GNMA
4.500%, 10/20/2054	3,202	3,091
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
4.936%, 09/10/2038(B)(C)	2,850	2,845
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.322%, 09/10/2038(B)(C)	10,570	10,485
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	484	473
GWT, Ser 2024-WLF2, Cl A
6.003%, TSFR1M + 1.691%, 05/15/2041(B)(C)	1,478	1,484
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038(B)(C)	2,430	2,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
HLTN Commercial Mortgage Trust, Ser 2024-DPLO, Cl A
5.953%, TSFR1M + 1.642%, 06/15/2041(B)(C)	$1,900	$1,904
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
5.234%, TSFR1M + 0.914%, 10/25/2034(C)	310	307
Independence Plaza Trust, Ser 2018-INDP, Cl A
3.763%, 07/10/2035(B)	1,095	1,085
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.854%, 09/06/2038(B)(C)	1,925	1,859
JPMDB Commercial Mortgage Securities Trust, Ser COR6, Cl ASB
2.982%, 11/13/2052	1,059	1,022
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.854%, 09/06/2038(B)(C)	1,334	1,293
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
5.477%, TSFR1M + 1.164%, 04/15/2038(B)(C)	1,502	1,501
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
4.894%, TSFR1M + 0.574%, 04/25/2029(C)	112	104
MF1, Ser 2020-FL4, Cl A
6.126%, TSFR1M + 1.814%, 12/15/2035(B)(C)	716	717
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(B)(C)	272	266
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(C)	1,565	1,521
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	1,391	1,326
Morgan Stanley Capital I Trust, Ser 2019-H7, Cl ASB
3.171%, 07/15/2052	4,005	3,896
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	976	961
NRTH Mortgage Trust, Ser PARK, Cl A
5.953%, TSFR1M + 1.641%, 03/15/2039(B)(C)	605	606
One New York Plaza Trust, Ser 2020-1NYP, Cl A
5.377%, TSFR1M + 1.064%, 01/15/2036(B)(C)	952	923

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OPG Trust, Ser 2021-PORT, Cl A
4.911%, TSFR1M + 0.598%, 10/15/2036(B)(C)	$2,406	$2,394
PRPM 2024-RCF1 LLC, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(E)	1,385	1,358
PRPM 2025-RCF1 LLC, Ser 2025-RCF1, Cl A1
4.500%, 02/25/2055(B)(E)	8,940	8,779
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(B)(C)	384	387
RCKT Mortgage Trust, Ser 2024-CES5, Cl A1A
5.846%, 08/25/2044(B)(E)	9,003	9,084
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
5.158%, 10/25/2044(B)(E)	12,791	12,795
RCKT Mortgage Trust, Ser 2024-CES8, Cl A1A
5.490%, 11/25/2044(B)(E)	12,363	12,382
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(B)(E)	13,933	14,052
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(B)(E)	13,250	13,303
SREIT Trust, Ser 2021-MFP, Cl B
5.506%, TSFR1M + 1.194%, 11/15/2038(B)(C)	1,345	1,342
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(B)(C)	1,469	1,380
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(B)(C)	878	850
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(C)	3,972	3,790
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
5.434%, TSFR1M + 1.114%, 05/25/2058(B)(C)	920	945
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(C)	137	132
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	932	845
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	1,644	1,528
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(B)(C)	497	476
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl ASB
3.586%, 12/15/2050	2,302	2,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	$167	$167
Verus Securitization Trust, Ser 2023-4, Cl A1
5.811%, 05/25/2068(B)(E)	2,441	2,449
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.954%, TSFR1M + 0.634%, 11/25/2045(C)	766	731
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
6.134%, 03/15/2040(B)(C)	1,600	1,607
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	1,158	1,154
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl ASB
2.833%, 08/15/2052	1,189	1,147
Wells Fargo Commercial Mortgage Trust, Ser 2020-C55, Cl ASB
2.651%, 02/15/2053	881	843
Wells Fargo Commercial Mortgage Trust, Ser 2021-C61, Cl A2
2.503%, 11/15/2054	826	793

		199,847
Total Mortgage-Backed Securities
(Cost $413,199) ($ Thousands)		416,111

MUNICIPAL BONDS — 1.1%
Florida — 0.0%
Miami-Dade County, Aviation Revenue, Ser B, RB
1.229%, 10/01/2025	370	363

Illinois — 0.3%
State of Illinois, Ser A, GO
5.213%, 05/01/2026	5,215	5,267

Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	506	501

New Jersey — 0.4%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	9,010	9,042

New York — 0.4%
New York City Transitional Finance Authority
4.754%, 11/01/2027	5,215	5,293

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	$820	$793
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,612

		7,698

Total Municipal Bonds
(Cost $22,718) ($ Thousands)		22,871

U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
FHLB
2.750%, 03/25/2027	14,360	13,973

Total U.S. Government Agency Obligation
(Cost $14,360) ($ Thousands)		13,973

SOVEREIGN DEBT — 0.5%

Israel Government International Bond
5.375%, 02/19/2030	415	419
Saudi Government International Bond
5.125%, 01/13/2028(B)	9,220	9,324

Total Sovereign Debt
(Cost $9,618) ($ Thousands)		9,743

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	17,980,848	17,981
Total Cash Equivalent
(Cost $17,981) ($ Thousands)		17,981
	Face Amount (Thousands)
REPURCHASE AGREEMENT(F) — 0.5%
Credit Agricole
4.340%, dated 02/28/2025 to be repurchased on 03/03/2025, repurchase price $10,003,617 (collateralized by a U.S. Treasury Note, par value $10,000,089, 3.875%, 08/15/2034; with total market value of $10,200,091)	$10,000	10,000
Total Repurchase Agreement
(Cost $10,000) ($ Thousands)		10,000

Total Investments in Securities — 107.3%
(Cost $2,173,995) ($ Thousands)		$2,186,975

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Limited Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	400	Jun-2025	$82,461	$82,788	$327

Short Contracts
U.S. 5-Year Treasury Note	(14)	Jun-2025	$(1,492)	$(1,511)	$(19)
U.S. Ultra Long Treasury Bond	(90)	Jun-2025	(10,728)	(11,172)	(444)
Ultra 10-Year U.S. Treasury Note	(260)	Jun-2025	(29,254)	(29,705)	(451)
			(41,474)	(42,388)	(914)
			$40,987	$40,400	$(587)

Percentages are based on Net Assets of $2,037,448 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $581,488 ($ Thousands), representing 28.5% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$44,980	$2,844,892	$(2,871,891)	$—	$—	$17,981	$2,327	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.9%
Communication Services — 4.8%
Alphabet
2.050%, 08/15/2050	$1,356	$782
America Movil
6.125%, 03/30/2040	720	764
AT&T
8.750%, 11/15/2031	1,150	1,381
6.800%, 05/15/2036	2,915	3,204
4.900%, 08/15/2037	3,040	2,929
Charter Communications Operating LLC / Charter Communications Operating Capital
6.100%, 06/01/2029	4,760	4,916
Comcast
6.450%, 03/15/2037	6,445	7,077
5.350%, 05/15/2053	6,745	6,408
4.550%, 01/15/2029	6,975	6,993
4.200%, 08/15/2034	14,987	13,989
3.999%, 11/01/2049	1,080	842
3.969%, 11/01/2047	3,383	2,663
3.900%, 03/01/2038	1,350	1,171
3.300%, 02/01/2027	1,870	1,836
3.150%, 03/01/2026	3,435	3,392
2.987%, 11/01/2063	4,549	2,641
2.937%, 11/01/2056	12,123	7,300
2.887%, 11/01/2051	4,975	3,122
2.650%, 02/01/2030	2,722	2,481
1.500%, 02/15/2031	14,940	12,465
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,022
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,929
Discovery Communications LLC
5.000%, 09/20/2037	1	1
Meta Platforms
5.750%, 05/15/2063	1,205	1,249
5.600%, 05/15/2053	5,555	5,710
5.550%, 08/15/2064	7,855	7,924
5.400%, 08/15/2054	4,965	4,948
4.550%, 08/15/2031	9,035	9,056
4.450%, 08/15/2052	7,390	6,400
Paramount Global
6.875%, 04/30/2036	2,760	2,902
Rogers Communications
5.000%, 02/15/2029	6,563	6,589
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	8,687	8,740
Time Warner Cable LLC
6.750%, 06/15/2039	3,105	3,138
6.550%, 05/01/2037	2,145	2,138
T-Mobile USA
4.500%, 04/15/2050	3,110	2,631

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 04/15/2029	$10,370	$9,819
Verizon Communications
7.750%, 12/01/2030	1,390	1,593
4.780%, 02/15/2035 (A)	3,263	3,186
1.680%, 10/30/2030	360	306
Walt Disney
3.500%, 05/13/2040	6,225	5,130
2.750%, 09/01/2049	4,533	2,928
2.000%, 09/01/2029	2,460	2,215
Warnermedia Holdings
5.141%, 03/15/2052	11,475	8,857
5.050%, 03/15/2042	3,010	2,494
4.279%, 03/15/2032	2,625	2,358

		193,619

Consumer Discretionary — 4.6%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,728	2,669
Amazon.com
3.950%, 04/13/2052	11,568	9,446
3.875%, 08/22/2037	4,425	4,006
3.100%, 05/12/2051	9,110	6,346
2.500%, 06/03/2050	1,020	631
1.650%, 05/12/2028	2,455	2,269
American Honda Finance MTN
5.125%, 07/07/2028	1,326	1,350
2.300%, 09/09/2026	3,200	3,102
BMW US Capital LLC
5.050%, 04/02/2026 (A)	9,945	10,015
2.550%, 04/01/2031 (A)	7,250	6,393
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	2,890	2,802
Daimler Truck Finance North America LLC
5.125%, 09/25/2027 (A)	8,080	8,178
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,698
3.250%, 06/02/2030 (A)	3,790	3,508
Ford Motor Credit LLC
6.500%, 02/07/2035	2,210	2,210
6.054%, 11/05/2031	3,367	3,363
6.050%, 03/05/2031	433	432
General Motors Financial
5.950%, 04/04/2034	3,575	3,617
5.750%, 02/08/2031	2,315	2,353
5.625%, 04/04/2032	4,305	4,315
5.350%, 07/15/2027	2,750	2,780
Home Depot
5.400%, 06/25/2064	615	609
5.300%, 06/25/2054	2,965	2,917
4.950%, 06/25/2034	7,100	7,142
4.500%, 12/06/2048	1,975	1,742

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 03/15/2045	$3,217	$2,834
4.250%, 04/01/2046	425	364
3.900%, 06/15/2047	1,505	1,213
3.350%, 04/15/2050	1,350	974
3.300%, 04/15/2040	935	749
3.250%, 04/15/2032	4,344	3,959
2.800%, 09/14/2027	3,295	3,181
2.750%, 09/15/2051	3,000	1,903
Hyundai Capital America
5.950%, 09/21/2026 (A)	7,475	7,617
5.450%, 06/24/2026 (A)	7,895	7,975
5.400%, 01/08/2031 (A)	2,165	2,211
5.300%, 03/19/2027 (A)	7,565	7,645
4.550%, 09/26/2029 (A)	3,435	3,394
2.100%, 09/15/2028 (A)	5,505	5,020
Lowe's
1.700%, 09/15/2028	2,780	2,526
O'Reilly Automotive
5.750%, 11/20/2026	4,455	4,541
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,152
Toyota Motor Credit
5.100%, 03/21/2031	7,890	8,039
5.050%, 05/16/2029	7,565	7,710
4.600%, 10/10/2031	7,300	7,234
University of Southern California
5.250%, 10/01/2111	3,435	3,366
2.805%, 10/01/2050	199	133
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	9,505	9,263

		187,896

Consumer Staples — 4.2%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	18,094	16,919
4.700%, 02/01/2036	14,431	14,000
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	6,774	8,617
4.750%, 01/23/2029	5,220	5,268
4.439%, 10/06/2048	1,370	1,193
BAT Capital
4.390%, 08/15/2037	3,458	3,065
2.259%, 03/25/2028	5,140	4,790
Coca-Cola
5.300%, 05/13/2054	220	220
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,384	1,504
7.507%, 01/10/2032 (A)	966	1,035
6.036%, 12/10/2028	1,383	1,399
4.163%, 08/11/2036 (A)	1,522	1,381
Diageo Capital PLC
5.375%, 10/05/2026	7,105	7,209

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 10/24/2027	$3,786	$3,865
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,780	2,816
JBS USA Holding Lux SARL
6.750%, 03/15/2034	6,898	7,479
6.500%, 12/01/2052	2,840	3,001
6.375%, 02/25/2055 (A)	1,930	2,011
5.750%, 04/01/2033	1,212	1,232
5.125%, 02/01/2028	9,565	9,661
3.000%, 02/02/2029	2,835	2,640
2.500%, 01/15/2027	4,455	4,279
Kenvue
5.100%, 03/22/2043	835	820
Kroger
5.000%, 09/15/2034	2,555	2,520
Mars
4.200%, 04/01/2059 (A)	1,620	1,281
3.200%, 04/01/2030 (A)	2,435	2,275
Nestle Holdings
3.500%, 09/24/2025 (A)	3,645	3,624
PepsiCo
5.250%, 07/17/2054	2,935	2,910
4.200%, 07/18/2052	1,730	1,450
Philip Morris International
5.625%, 09/07/2033	2,915	3,031
5.125%, 11/17/2027	5,920	6,015
5.125%, 02/15/2030	2,955	3,009
5.125%, 02/13/2031	5,330	5,423
4.500%, 03/20/2042	2,830	2,525
4.375%, 11/01/2027	4,500	4,487
3.875%, 08/21/2042	3,890	3,185
0.875%, 05/01/2026	3,360	3,226
Reynolds American
8.125%, 05/01/2040	980	1,164
4.450%, 06/12/2025	1,089	1,088
Sysco
5.100%, 09/23/2030	7,380	7,483
The Campbell's Company
5.300%, 03/20/2026	4,975	5,010
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,257
Walmart
4.500%, 04/15/2053	4,346	3,929

		170,296

Energy — 4.8%
BP Capital Markets America
3.937%, 09/21/2028	2,310	2,265
3.379%, 02/08/2061	1,681	1,114
3.001%, 03/17/2052	5,450	3,536
2.939%, 06/04/2051	545	350
2.772%, 11/10/2050	1,765	1,103

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets PLC
3.723%, 11/28/2028	$10,659	$10,371
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,138
2.742%, 12/31/2039	2,925	2,374
Chevron
2.236%, 05/11/2030	6,587	5,893
ConocoPhillips
5.650%, 01/15/2065	1,510	1,480
5.500%, 01/15/2055	3,030	2,970
5.000%, 01/15/2035	6,480	6,444
4.850%, 01/15/2032	2,399	2,397
4.700%, 01/15/2030	8,380	8,428
4.025%, 03/15/2062	4,165	3,135
Diamondback Energy
4.250%, 03/15/2052	3,050	2,390
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	10,800	11,212
5.650%, 10/15/2054	3,469	3,400
Energy Transfer LP
6.200%, 04/01/2055	3,275	3,340
6.050%, 12/01/2026	7,170	7,336
5.950%, 05/15/2054	3,055	3,017
4.000%, 10/01/2027	3,755	3,691
Eni SpA
5.950%, 05/15/2054 (A)	2,630	2,601
Enterprise Products Operating LLC
5.550%, 02/16/2055	480	476
4.850%, 01/31/2034	4,850	4,794
4.850%, 08/15/2042	3,520	3,261
4.850%, 03/15/2044	2,500	2,297
EOG Resources
5.650%, 12/01/2054	3,392	3,421
4.375%, 04/15/2030	2,005	1,984
Expand Energy
5.700%, 01/15/2035	3,600	3,629
Exxon Mobil
4.227%, 03/19/2040	910	817
4.114%, 03/01/2046	1,705	1,426
3.452%, 04/15/2051	3,260	2,372
3.095%, 08/16/2049	1,090	753
2.995%, 08/16/2039	2,830	2,216
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,861	2,329
1.750%, 09/30/2027 (A)	2,135	2,058
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	2,525	2,526
Hess
6.000%, 01/15/2040	5,910	6,326
HF Sinclair
5.000%, 02/01/2028	4,830	4,831
Occidental Petroleum
6.050%, 10/01/2054	1,110	1,073

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 10/01/2034	$2,980	$2,942
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,600	3,535
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,850	2,937
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (A)	2,835	2,723
Schlumberger Investment
5.000%, 06/01/2034	3,800	3,800
Shell Finance US
4.550%, 08/12/2043	3,120	2,803
4.125%, 05/11/2035	4,275	4,017
4.000%, 05/10/2046	4,145	3,376
3.750%, 09/12/2046	4,870	3,827
2.375%, 11/07/2029	2,825	2,583
Shell International Finance BV
6.375%, 12/15/2038	1,595	1,791
2.500%, 09/12/2026	335	327
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,017
2.900%, 03/01/2030 (A)	4,099	3,736
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,277
TotalEnergies Capital
5.638%, 04/05/2064	30	30
5.488%, 04/05/2054	10	10
5.425%, 09/10/2064	2,450	2,341
3.883%, 10/11/2028	5,330	5,239
TotalEnergies Capital International
3.127%, 05/29/2050	2,280	1,556
2.986%, 06/29/2041	270	199

		192,640

Financials — 34.8%
AIA Group
3.600%, 04/09/2029 (A)	8,100	7,858
Aircastle Ltd / Aircastle Ireland DAC
5.750%, 10/01/2031 (A)	2,775	2,841
5.250%, 03/15/2030 (A)	3,745	3,762
Alleghany
3.250%, 08/15/2051	3,470	2,411
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/2035 (B)	1,930	1,952
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	4,178	4,522
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	2,969	2,992
5.085%, SOFRINDX + 1.020%, 01/30/2031 (B)	1,937	1,961
2.550%, 03/04/2027	5,980	5,768

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American National Global Funding
5.550%, 01/28/2030 (A)	$5,145	$5,251
ANZ New Zealand International
1.250%, 06/22/2026 (A)	5,955	5,722
Aon North America
5.750%, 03/01/2054	2,925	2,962
Apollo Global Management
5.800%, 05/21/2054	4,200	4,272
Arthur J Gallagher
5.550%, 02/15/2055	5	5
ASB Bank
1.625%, 10/22/2026 (A)	4,840	4,633
Athene Global Funding
4.721%, 10/08/2029 (A)	5,965	5,889
2.950%, 11/12/2026 (A)	10,525	10,228
2.500%, 03/24/2028 (A)	5,135	4,791
Athene Global Funding MTN
4.860%, 08/27/2026 (A)	4,560	4,572
Atlas Warehouse Lending
6.050%, 01/15/2028 (A)	4,095	4,135
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	3,450	3,575
5.750%, 03/01/2029 (A)	2,390	2,440
5.750%, 11/15/2029 (A)	3,500	3,574
Banco Santander
6.607%, 11/07/2028	5,605	5,956
5.439%, 07/15/2031	4,600	4,713
Bank of America
6.000%, 10/15/2036	475	502
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	6,660	6,972
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,365	5,553
5.744%, SOFRRATE + 1.697%, 02/12/2036 (B)	2,626	2,639
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	10,435	10,612
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	6,735	6,789
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	14,305	13,851
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	7,775	7,510
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	9,170	7,077
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,300	5,652
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	2,145	1,853
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	6,895	6,808
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	3,970	3,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	$12,350	$12,275
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,315	10,170
4.183%, 11/25/2027	7,275	7,202
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	4,985	4,840
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	15,045	14,741
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	675	667
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,415	1,243
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	32,083	23,042
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (A)(B)	3,295	3,369
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,447	5,761
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	3,150	3,137
Barclays PLC
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	1,436	1,472
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	3,521	3,472
5.086%, SOFRRATE + 0.960%, 02/25/2029 (B)	3,429	3,450
4.942%, SOFRRATE + 1.560%, 09/10/2030 (B)	5,990	5,964
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,665	2,855
1.450%, 10/15/2030	4,000	3,432
BlackRock Funding
5.350%, 01/08/2055	2,520	2,501
5.250%, 03/14/2054	5,060	4,946
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,351
3.500%, 09/10/2049 (A)	2,250	1,631
3.150%, 10/02/2027 (A)	1,878	1,825
2.550%, 03/30/2032 (A)	2,000	1,710
Blackstone Secured Lending Fund
5.300%, 06/30/2030	9,360	9,271
Blue Owl Technology Finance
6.100%, 03/15/2028 (A)	1,540	1,552
BNP Paribas
5.906%, SOFRRATE + 1.920%, 11/19/2035 (A)(B)	2,910	2,901
5.283%, SOFRRATE + 1.280%, 11/19/2030 (A)(B)	4,499	4,546
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,375	4,420

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	$8,935	$9,053
Brookfield Finance
5.968%, 03/04/2054	9,245	9,622
5.813%, 03/03/2055	3,070	3,091
2.724%, 04/15/2031	4,200	3,738
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,312
Capital One Financial
6.183%, SOFRRATE + 2.036%, 01/30/2036 (B)	2,835	2,889
3.650%, 05/11/2027	4,523	4,431
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	8,928	9,188
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,139
4.650%, 08/15/2029	3,595	3,616
4.350%, 11/03/2045	1,138	993
CI Financial
3.200%, 12/17/2030	5,170	4,508
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,606
6.125%, 11/01/2034	2,882	3,066
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,547
Citadel LP
4.875%, 01/15/2027 (A)	3,620	3,607
Citibank
5.570%, 04/30/2034	7,250	7,501
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,353
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	1,555	1,562
5.612%, SOFRRATE + 1.746%, 03/04/2056 (B)	3,340	3,354
5.449%, SOFRRATE + 1.447%, 06/11/2035 (B)	2,715	2,755
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	14,740	14,917
4.786%, SOFRRATE + 0.870%, 03/04/2029 (B)	3,335	3,344
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	5,840	5,753
4.450%, 09/29/2027	190	189
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,459
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	6,134	5,388
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,100	1,507
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	13,030	11,307

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	$2,676	$2,293
CME Group
5.300%, 09/15/2043	2,500	2,553
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	3,345	3,077
Corebridge Financial
3.850%, 04/05/2029	2,745	2,646
3.500%, 04/04/2025	4,185	4,181
Corebridge Global Funding
4.900%, 01/07/2028 (A)	2,300	2,320
Credit Agricole
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	4,100	3,977
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (A)(B)	5,085	5,016
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(B)(C)	3,250	3,140
Deutsche Bank NY
5.403%, SOFRRATE + 2.050%, 09/11/2035 (B)	2,070	2,029
4.999%, SOFRRATE + 1.700%, 09/11/2030 (B)	3,175	3,160
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,457
1.400%, 08/27/2027 (A)	1,973	1,826
F&G Global Funding
1.750%, 06/30/2026 (A)	10,151	9,762
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	1,890	1,979
Fifth Third Bancorp
4.895%, SOFRRATE + 1.486%, 09/06/2030 (B)	2,875	2,875
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,600	5,715
4.400%, 09/23/2027 (A)	8,120	8,057
3.850%, 04/11/2025 (A)	5,735	5,729
2.250%, 01/06/2027 (A)	1,530	1,462
1.950%, 09/15/2028 (A)	4,575	4,156
1.625%, 01/15/2026 (A)	6,360	6,194
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,886
Goldman Sachs Group
6.750%, 10/01/2037	450	493
6.450%, 05/01/2036	670	715
5.734%, SOFRRATE + 1.696%, 01/28/2056 (B)	6,355	6,475
5.727%, SOFRRATE + 1.265%, 04/25/2030 (B)	3,595	3,709
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	7,640	7,581

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.536%, SOFRRATE + 1.380%, 01/28/2036 (B)	$2,180	$2,218
4.692%, SOFRRATE + 1.135%, 10/23/2030 (B)	4,850	4,813
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	995	902
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,512	1,319
3.850%, 01/26/2027	150	148
3.500%, 11/16/2026	6,113	6,015
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	2,068	1,600
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	7,155	5,403
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,728
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	4,845	4,662
2.600%, 02/07/2030	1,030	931
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	23,926	20,522
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	450	382
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	6,165	5,906
1.093%, SOFRRATE + 0.789%, 12/09/2026 (B)	2,890	2,811
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,895	4,453
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,084
HSBC Holdings PLC
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,472
5.874%, SOFRRATE + 1.900%, 11/18/2035 (B)	1,840	1,838
5.210%, SOFRRATE + 2.610%, 08/11/2028 (B)	4,400	4,444
5.130%, SOFRRATE + 1.040%, 11/19/2028 (B)	3,935	3,965
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	11,205
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,245	4,428
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	1,570	1,604
Intercontinental Exchange
5.250%, 06/15/2031	12,390	12,727
4.250%, 09/21/2048	1,454	1,233
3.000%, 06/15/2050	1,100	731
International Bank for Reconstruction & Development
3.875%, 02/14/2030	12,180	12,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 07/12/2028	$5,190	$5,096
Jackson Financial
3.125%, 11/23/2031	3,295	2,887
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	3,023
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,612
7.750%, 07/15/2025	1,690	1,710
6.400%, 05/15/2038	2,812	3,139
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	14,910	16,064
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	4,325	4,519
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)	3,890	4,005
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	4,338	4,357
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	2,775	2,815
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	4,894	4,939
5.100%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,608
4.995%, SOFRRATE + 1.125%, 07/22/2030 (B)	130	131
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	595	593
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	5,810	5,766
4.505%, SOFRRATE + 0.860%, 10/22/2028 (B)	6,560	6,542
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,043
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,405
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	15,147	14,702
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	10,745	8,135
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	7,903	7,085
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	2,435	2,070
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,824	1,705
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	3,038
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,704
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,694
5.087%, H15T1Y + 0.850%, 11/26/2028 (B)	3,725	3,751

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	$2,636	$2,543
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,790
Macquarie Bank
5.208%, 06/15/2026 (A)	2,680	2,709
Macquarie Group MTN
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	3,944	3,766
Marsh & McLennan
6.250%, 11/01/2052	2,715	2,986
5.700%, 09/15/2053	285	294
5.450%, 03/15/2054	330	329
4.900%, 03/15/2049	1,010	932
4.750%, 03/15/2039	5,100	4,889
4.350%, 01/30/2047	1,235	1,068
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	813
3.200%, 12/01/2061 (A)	7,385	4,601
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,752
Mastercard
3.300%, 03/26/2027	2,715	2,665
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	7,298
MetLife
6.375%, 06/15/2034	3,775	4,158
5.250%, 01/15/2054	90	87
5.000%, 07/15/2052	5,195	4,834
4.050%, 03/01/2045	2,825	2,343
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,680	2,469
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	4,860	4,905
2.400%, 01/11/2032 (A)	6,025	5,164
Moody's
2.000%, 08/19/2031	2,847	2,420
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	905	926
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	9,292	9,279
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	6,840	6,952
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	340	337
5.230%, SOFRRATE + 1.108%, 01/15/2031 (B)	4,835	4,910
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	3,110	3,150
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	5,385	5,428
4.654%, SOFRRATE + 1.100%, 10/18/2030 (B)	5,040	4,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	$15,889	$15,739
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	867	660
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	9,665	9,332
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	5,260	5,482
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	4,270	4,398
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,399
4.300%, 01/27/2045	4,485	3,845
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,340	2,914
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	3,775	3,630
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	10,150	8,639
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,450	3,490
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,310	5,131
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	2,625	3,449
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	3,976	4,051
5.516%, H15T1Y + 2.270%, 09/30/2028 (B)	3,775	3,845
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	4,320	4,159
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,225	8,337
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,347
3.750%, 05/15/2050 (A)	1,420	1,074
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660%(A)(B)(C)	2,505	2,429
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	3,034
Oaktree Specialty Lending
6.340%, 02/27/2030	1,225	1,234
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	7,660	7,784
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	3,845	3,143
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	2,670	2,966

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	$4,661	$4,674
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	14,120	14,510
5.575%, SOFRRATE + 1.394%, 01/29/2036 (B)	1,125	1,152
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	6,035	6,098
4.812%, SOFRRATE + 1.259%, 10/21/2032 (B)	4,555	4,517
2.600%, 07/23/2026	7,240	7,060
Principal Life Global Funding II
4.800%, 01/09/2028 (A)	3,020	3,041
1.500%, 08/27/2030 (A)	3,374	2,850
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,750
1.500%, 03/10/2026	2,445	2,373
Prudential Funding Asia PLC
3.125%, 04/14/2030	2,008	1,865
Prudential Insurance of America
8.300%, 07/01/2025 (A)	2,820	2,853
Radian Group
6.200%, 05/15/2029	2,440	2,520
RenaissanceRe Holdings
5.800%, 04/01/2035	3,320	3,418
RGA Global Funding
5.050%, 12/06/2031 (A)	9,910	9,926
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,039	10,416
2.300%, 11/03/2031	2,055	1,769
S&P Global
2.700%, 03/01/2029	6,138	5,740
2.450%, 03/01/2027	11,725	11,291
Santander UK Group Holdings PLC
6.833%, SOFRRATE + 2.749%, 11/21/2026 (B)	4,275	4,335
SBL Holdings
7.200%, 10/30/2034 (A)	910	901
Securian Financial Group
4.800%, 04/15/2048 (A)	2,315	2,064
Selective Insurance Group
5.900%, 04/15/2035	2,500	2,554
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	3,189	3,219
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	2,932
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,295	4,856
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,913
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/2030 (B)	3,175	3,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Travelers
5.450%, 05/25/2053	$8,125	$8,191
Truist Bank
2.250%, 03/11/2030	980	863
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	10,659	11,480
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,215	1,236
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	11,190	11,621
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	9,240	9,503
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,745	1,727
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	5,310	5,126
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	4,785	4,809
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,376	7,649
1.200%, 08/05/2025	3,458	3,408
UBS
4.500%, 06/26/2048	3,270	2,860
UBS Group
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	11,630	11,635
3.869%, SOFRRATE + 1.410%, 01/12/2029 (A)(B)	3,120	3,051
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	2,008
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	1,173	1,214
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,656
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,115	5,314
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	5,305	5,472
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	1,465	1,506
5.424%, SOFRRATE + 1.411%, 02/12/2036 (B)	1,765	1,786
5.100%, SOFRRATE + 1.250%, 07/23/2030 (B)	4,375	4,423
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	3,605	3,513
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,940
Visa
4.150%, 12/14/2035	1,125	1,066
2.700%, 04/15/2040	340	257
2.000%, 08/15/2050	3,610	2,012

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Voya Financial
5.000%, 09/20/2034	$2,650	$2,583
Wells Fargo
6.600%, 01/15/2038	2,620	2,911
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,305	3,582
5.950%, 12/15/2036	1,035	1,062
5.606%, 01/15/2044	1,161	1,146
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	590	600
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	3,600	3,643
5.244%, SOFRRATE + 1.110%, 01/24/2031 (B)	4,140	4,208
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	955	723
3.000%, 04/22/2026	8,965	8,819
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	4,325	4,413
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	10,085	10,289
4.900%, 11/17/2045	1,610	1,446
4.750%, 12/07/2046	3,483	3,031
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	3,785	3,286
4.400%, 06/14/2046	1,190	992
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	12,243
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	12,130	11,921
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,575	4,203
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	8,625	8,208
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	2,545	2,559
XL Group
5.250%, 12/15/2043	2,417	2,338

		1,405,004

Health Care — 8.7%
AbbVie
5.600%, 03/15/2055	1,925	1,996
5.050%, 03/15/2034	10,355	10,465
4.550%, 03/15/2035	3,630	3,516
4.250%, 11/21/2049	4,886	4,153
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,582
Amgen
5.650%, 03/02/2053	2,800	2,808
Ascension Health
3.945%, 11/15/2046	2,394	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.106%, 11/15/2039	$1,730	$1,369
2.532%, 11/15/2029	3,655	3,354
Astrazeneca Finance LLC
4.900%, 02/26/2031	7,890	8,019
1.200%, 05/28/2026	11,880	11,453
AstraZeneca PLC
6.450%, 09/15/2037	9,075	10,209
3.375%, 11/16/2025	1,353	1,344
Banner Health
2.907%, 01/01/2042	2,652	1,951
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,081
Bristol-Myers Squibb
5.550%, 02/22/2054	2,414	2,424
3.400%, 07/26/2029	3,982	3,810
3.200%, 06/15/2026	1,775	1,752
Cencora
4.625%, 12/15/2027	7,930	7,944
Centene
4.625%, 12/15/2029	3,785	3,635
CVS Health
5.125%, 07/20/2045	875	773
5.050%, 03/25/2048	13,314	11,546
Elevance Health
5.700%, 02/15/2055	4,150	4,085
2.550%, 03/15/2031	4,780	4,212
Eli Lilly
5.500%, 02/12/2055	4,805	4,959
5.200%, 08/14/2064	1,060	1,028
5.100%, 02/12/2035	7,520	7,686
5.100%, 02/09/2064	3,570	3,403
5.050%, 08/14/2054	1,745	1,678
4.950%, 02/27/2063	3,120	2,912
4.875%, 02/27/2053	2,602	2,442
HCA
5.750%, 03/01/2035	3,410	3,472
5.500%, 03/01/2032	4,000	4,055
5.250%, 06/15/2049	5,210	4,678
5.000%, 03/01/2028	8,555	8,624
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	4,273	4,290
5.200%, 06/15/2029 (A)	990	1,007
3.200%, 06/01/2050 (A)	2,225	1,472
Horizon Mutual Holdings
6.200%, 11/15/2034 (A)	3,755	3,737
Johnson & Johnson
3.750%, 03/03/2047	1,400	1,142
2.900%, 01/15/2028	2,565	2,481
1.300%, 09/01/2030	3,530	3,019
Kaiser Foundation Hospitals
4.150%, 05/01/2047	915	778
3.150%, 05/01/2027	2,005	1,957
2.810%, 06/01/2041	4,935	3,630

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Medtronic
4.375%, 03/15/2035	$1,732	$1,675
Memorial Health Services
3.447%, 11/01/2049	1,835	1,366
Merck
4.900%, 05/17/2044	4,530	4,318
4.500%, 05/17/2033	2,930	2,882
3.600%, 09/15/2042	2,145	1,730
2.750%, 12/10/2051	4,355	2,761
MultiCare Health System
2.803%, 08/15/2050	5,000	3,041
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,031
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,190
1.651%, 08/01/2030	2,487	2,103
Northwell Healthcare
4.260%, 11/01/2047	2,005	1,683
Novartis Capital
4.400%, 05/06/2044	30	27
OhioHealth
2.834%, 11/15/2041	4,000	2,952
Orlando Health Obligated Group
3.327%, 10/01/2050	800	582
Pfizer
4.200%, 09/15/2048	3,790	3,188
3.000%, 12/15/2026	2,185	2,138
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	220	210
5.300%, 05/19/2053	6,000	5,802
5.110%, 05/19/2043	7,885	7,617
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,179
Quest Diagnostics
4.600%, 12/15/2027	3,770	3,785
Roche Holdings
5.593%, 11/13/2033 (A)	1,700	1,796
5.265%, 11/13/2026 (A)	7,175	7,291
5.218%, 03/08/2054 (A)	25	25
2.625%, 05/15/2026 (A)	3,145	3,087
1.930%, 12/13/2028 (A)	10,791	9,878
Royalty Pharma PLC
5.900%, 09/02/2054	2,260	2,232
5.400%, 09/02/2034	1,585	1,584
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,720
Solventum
5.900%, 04/30/2054	6,415	6,521
5.600%, 03/23/2034	6,185	6,331
5.450%, 03/13/2031	3,955	4,052
Stanford Health Care
3.310%, 08/15/2030	1,035	975

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sutter Health
5.164%, 08/15/2033	$5,794	$5,881
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,955
Thermo Fisher Scientific
5.000%, 12/05/2026	7,175	7,249
UnitedHealth Group
5.875%, 02/15/2053	9,235	9,537
5.750%, 07/15/2064	2,140	2,138
5.625%, 07/15/2054	7,075	7,061
5.500%, 07/15/2044	5,600	5,590
5.375%, 04/15/2054	2,000	1,921
4.950%, 01/15/2032	1,515	1,521
4.800%, 01/15/2030	2,800	2,819
4.750%, 07/15/2045	405	367
4.750%, 05/15/2052	2,620	2,287
4.625%, 07/15/2035	4,550	4,411
4.500%, 04/15/2033	3,788	3,659
4.200%, 01/15/2047	1,432	1,190
3.875%, 12/15/2028	1,835	1,796
3.850%, 06/15/2028	1,350	1,325
3.700%, 12/15/2025	1,865	1,854
2.300%, 05/15/2031	8,425	7,325
Wyeth LLC
6.000%, 02/15/2036	1,400	1,513
5.950%, 04/01/2037	3,960	4,225

		351,308

Industrials — 6.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	4,866	5,022
6.150%, 09/30/2030	2,055	2,172
6.100%, 01/15/2027	3,145	3,218
4.950%, 09/10/2034	5,370	5,218
4.625%, 09/10/2029	3,615	3,578
3.300%, 01/30/2032	9,125	8,111
2.450%, 10/29/2026	2,775	2,676
Airbus
3.950%, 04/10/2047 (A)	2,800	2,309
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,083
3.400%, 04/15/2030 (A)	1,387	1,300
3.000%, 09/15/2050 (A)	2,780	1,865
1.900%, 02/15/2031 (A)	2,718	2,308
Boeing
7.008%, 05/01/2064	725	803
6.858%, 05/01/2054	1,860	2,049
6.528%, 05/01/2034	7,490	8,024
6.298%, 05/01/2029	2,940	3,080
5.805%, 05/01/2050	4,805	4,635
5.150%, 05/01/2030	9,415	9,426
3.750%, 02/01/2050	1,590	1,130

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.100%, 05/01/2026	$3,875	$3,805
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	2,065	2,100
5.200%, 04/15/2054	325	317
4.900%, 04/01/2044	2,563	2,428
4.550%, 09/01/2044	5,050	4,572
4.450%, 01/15/2053	3,424	2,982
4.375%, 09/01/2042	360	322
4.150%, 04/01/2045	3,080	2,622
3.050%, 02/15/2051	695	473
Canadian National Railway
3.850%, 08/05/2032	2,990	2,802
Caterpillar
3.803%, 08/15/2042	1,555	1,302
Caterpillar Financial Services
5.150%, 08/11/2025	8,905	8,928
Caterpillar Financial Services MTN
3.600%, 08/12/2027	9,445	9,302
CSX
3.350%, 09/15/2049	3,226	2,322
Cummins
5.450%, 02/20/2054	3,528	3,553
Deere
5.700%, 01/19/2055	8,931	9,469
3.100%, 04/15/2030	2,333	2,187
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	921	891
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,339	2,190
Emerson Electric
5.000%, 03/15/2035	2,411	2,433
2.200%, 12/21/2031	6,250	5,375
1.800%, 10/15/2027	1,900	1,783
General Dynamics
4.250%, 04/01/2040	980	881
4.250%, 04/01/2050	2,485	2,107
2.850%, 06/01/2041	3,605	2,650
Honeywell International
5.250%, 03/01/2054	9,114	8,789
1.750%, 09/01/2031	1,980	1,658
John Deere Capital MTN
4.950%, 07/14/2028	2,100	2,142
2.800%, 07/18/2029	11,720	10,999
2.650%, 06/10/2026	345	338
2.350%, 03/08/2027	9,575	9,227
L3Harris Technologies
4.400%, 06/15/2028	3,750	3,718
Leidos
5.400%, 03/15/2032	3,350	3,392
Lockheed Martin
5.250%, 01/15/2033	6,748	6,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.070%, 12/15/2042	$3,300	$2,819
PACCAR Financial MTN
5.000%, 03/22/2034	5,000	5,087
Penske Truck Leasing LP / PTL Finance
5.250%, 07/01/2029 (A)	4,850	4,919
4.000%, 07/15/2025 (A)	2,904	2,895
3.950%, 03/10/2025 (A)	2,752	2,751
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,126
1.170%, 07/15/2025 (A)	1,476	1,457
RTX
4.500%, 06/01/2042	2,300	2,046
Ryder System
6.300%, 12/01/2028	2,200	2,322
Ryder System MTN
4.625%, 06/01/2025	4,800	4,793
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,175	4,801
Snap-on
3.100%, 05/01/2050	3,240	2,242
TTX
4.600%, 02/01/2049 (A)	3,000	2,685
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,533
Union Pacific
4.950%, 05/15/2053	335	315
3.500%, 02/14/2053	6,315	4,624
3.375%, 02/14/2042	1,110	874
2.950%, 03/10/2052	10,791	7,077
2.375%, 05/20/2031	3,570	3,150
Union Pacific MTN
3.550%, 08/15/2039	1,245	1,043
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,181	1,951
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,147	1,104
Verisk Analytics
3.625%, 05/15/2050	2,485	1,818
Waste Management
4.950%, 07/03/2031	3,274	3,328
4.950%, 03/15/2035	8,375	8,382
4.500%, 03/15/2028	4,640	4,659

		278,793

Information Technology — 3.8%
Accenture Capital
4.250%, 10/04/2031	10,241	10,022
Amphenol
5.250%, 04/05/2034	2,870	2,923
Analog Devices
2.950%, 10/01/2051	1,918	1,271
1.700%, 10/01/2028	2,515	2,290

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apple
4.650%, 02/23/2046	$355	$334
3.850%, 05/04/2043	65	55
3.850%, 08/04/2046	5,140	4,240
3.350%, 02/09/2027	4,030	3,975
3.250%, 02/23/2026	5,280	5,225
2.850%, 08/05/2061	2,000	1,241
2.650%, 05/11/2050	3,755	2,419
2.375%, 02/08/2041	2,165	1,539
Broadcom
5.050%, 07/12/2029	3,932	3,987
4.926%, 05/15/2037 (A)	2,500	2,425
4.800%, 10/15/2034	1,855	1,816
Cadence Design Systems
4.200%, 09/10/2027	2,825	2,805
Cisco Systems
5.900%, 02/15/2039	3,307	3,576
5.300%, 02/26/2054	3,109	3,104
4.950%, 02/26/2031	5,860	5,974
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	3,525	3,671
5.900%, 01/25/2033 (A)	4,145	4,274
Hewlett Packard Enterprise
5.000%, 10/15/2034	1,755	1,727
IBM International Capital Pte
5.250%, 02/05/2044	2,025	1,957
4.600%, 02/05/2027	1,805	1,813
Intel
4.875%, 02/10/2026	7,055	7,067
3.734%, 12/08/2047	1,514	1,077
International Business Machines
4.150%, 05/15/2039	2,325	2,049
2.200%, 02/09/2027	2,700	2,591
Intuit
5.500%, 09/15/2053	7,630	7,738
5.250%, 09/15/2026	7,220	7,322
KLA
5.650%, 11/01/2034	2,000	2,101
4.950%, 07/15/2052	1,817	1,700
Microsoft
3.700%, 08/08/2046	4,759	3,902
3.041%, 03/17/2062	1,100	726
2.525%, 06/01/2050	1,078	686
2.400%, 08/08/2026	4,455	4,350
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,958
Oracle
6.000%, 08/03/2055	3,380	3,453
4.375%, 05/15/2055	680	542
4.000%, 07/15/2046	2,275	1,787
3.800%, 11/15/2037	2,190	1,867
3.600%, 04/01/2040	3,963	3,162
2.950%, 04/01/2030	5,950	5,458

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QUALCOMM
4.300%, 05/20/2047	$3,201	$2,724
Sprint Capital
8.750%, 03/15/2032	5,600	6,738
Texas Instruments
5.050%, 05/18/2063	3,558	3,323
2.250%, 09/04/2029	4,695	4,289
Vontier
1.800%, 04/01/2026	1,205	1,164
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,741

		155,178

Materials — 1.6%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	5,605	4,835
ArcelorMittal
6.350%, 06/17/2054	2,415	2,460
Barrick North America Finance LLC
5.750%, 05/01/2043	4,115	4,192
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,618
5.100%, 09/08/2028	7,385	7,521
5.000%, 09/30/2043	1,400	1,343
4.875%, 02/27/2026	3,545	3,559
Celanese US Holdings LLC
6.950%, 11/15/2033	1,255	1,342
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,735	1,596
Ecolab
1.650%, 02/01/2027	8,035	7,648
Freeport-McMoRan
5.250%, 09/01/2029	1,629	1,637
Glencore Funding LLC
5.634%, 04/04/2034 (A)	5,275	5,350
International Flavors & Fragrances
5.000%, 09/26/2048	2,940	2,565
3.468%, 12/01/2050 (A)	9,235	6,259
3.268%, 11/15/2040 (A)	1,898	1,408
2.300%, 11/01/2030 (A)	3,445	2,980
PPG Industries
1.200%, 03/15/2026	3,270	3,159
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,261
2.750%, 11/02/2051	4,000	2,520

		64,253

Real Estate — 2.6%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,352
Boston Properties LP
4.500%, 12/01/2028	2,630	2,585

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Extra Space Storage LP
5.700%, 04/01/2028	$9,150	$9,413
Federal Realty OP LP
1.250%, 02/15/2026	5,026	4,865
Piedmont Operating Partnership
3.150%, 08/15/2030	9,910	8,649
Prologis LP
5.250%, 03/15/2054	750	729
4.750%, 06/15/2033	2,905	2,864
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	2,300	2,348
5.250%, 01/15/2035 (A)	4,716	4,727
Realty Income
5.625%, 10/13/2032	6,355	6,596
3.200%, 01/15/2027	1,780	1,739
Regency Centers LP
5.250%, 01/15/2034	3,360	3,388
5.100%, 01/15/2035	2,540	2,525
4.650%, 03/15/2049	280	245
4.400%, 02/01/2047	1,585	1,356
2.950%, 09/15/2029	3,625	3,378
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,075
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	880	863
3.625%, 01/28/2026 (A)	13,406	13,278
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	1,575	1,538
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	1,151	1,140
Simon Property Group LP
6.750%, 02/01/2040	470	535
6.650%, 01/15/2054	255	293
5.850%, 03/08/2053	1,355	1,411
5.500%, 03/08/2033	8,037	8,303
4.250%, 11/30/2046	2,164	1,833
3.800%, 07/15/2050	1,155	880
2.650%, 02/01/2032	2,000	1,739
2.450%, 09/13/2029	4,536	4,148
Sun Communities Operating LP
5.500%, 01/15/2029	4,300	4,401
2.300%, 11/01/2028	115	106

		105,302

Utilities — 11.1%
AEP Texas
3.450%, 01/15/2050	2,695	1,886
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,770
Alabama Power
3.850%, 12/01/2042	600	493
3.700%, 12/01/2047	2,800	2,138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 07/15/2051	$3,187	$2,141
1.450%, 09/15/2030	4,916	4,170
Ameren
5.375%, 03/15/2035	6,990	6,999
Ameren Illinois
4.500%, 03/15/2049	4,560	3,964
3.850%, 09/01/2032	12,680	11,886
American Electric Power
5.625%, 03/01/2033	3,555	3,653
Arizona Public Service
5.550%, 08/01/2033	4,920	5,014
Atmos Energy
4.125%, 03/15/2049	3,690	2,994
Baltimore Gas and Electric
2.250%, 06/15/2031	4,375	3,799
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,372	2,533
3.250%, 04/15/2028	1,720	1,656
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,307
4.500%, 04/01/2044	2,215	1,980
3.000%, 03/01/2032	1,585	1,412
2.900%, 07/01/2050	775	504
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (A)	5,162	5,275
CMS Energy
3.000%, 05/15/2026	7,285	7,146
Commonwealth Edison
4.700%, 01/15/2044	3,300	2,982
3.200%, 11/15/2049	1,555	1,069
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,914
Consolidated Edison of New York
5.900%, 11/15/2053	6,085	6,338
5.500%, 03/15/2034	4,080	4,227
4.625%, 12/01/2054	5,681	4,908
3.875%, 06/15/2047	3,000	2,344
Consumers Energy
4.700%, 01/15/2030	3,774	3,791
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/2055 (B)	2,225	2,246
3.375%, 04/01/2030	585	546
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	904
DTE Energy
5.850%, 06/01/2034	3,475	3,618
4.875%, 06/01/2028	5,240	5,281
Duke Energy
5.800%, 06/15/2054	4,075	4,080
Duke Energy Carolinas LLC
5.400%, 01/15/2054	2,980	2,933
5.300%, 02/15/2040	2,400	2,406

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 03/15/2046	$5,500	$4,424
2.850%, 03/15/2032	2,695	2,374
2.550%, 04/15/2031	2,855	2,523
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,175
5.875%, 11/15/2033	7,925	8,400
Duke Energy Indiana LLC
6.350%, 08/15/2038	240	263
4.900%, 07/15/2043	245	227
Duke Energy Ohio
5.250%, 04/01/2033	2,985	3,041
2.125%, 06/01/2030	1,220	1,073
Duke Energy Progress LLC
4.200%, 08/15/2045	2,455	2,060
4.100%, 05/15/2042	1,026	867
East Ohio Gas
2.000%, 06/15/2030 (A)	2,370	2,071
1.300%, 06/15/2025 (A)	2,700	2,671
Electricite de France
5.750%, 01/13/2035 (A)	4,155	4,222
Entergy Arkansas LLC
5.750%, 06/01/2054	3,015	3,088
4.200%, 04/01/2049	2,690	2,209
Entergy Louisiana LLC
5.800%, 03/15/2055	5,975	6,098
4.200%, 09/01/2048	3,215	2,615
Entergy Mississippi LLC
2.850%, 06/01/2028	3,815	3,626
Entergy Texas
3.550%, 09/30/2049	1,980	1,434
Exelon
5.150%, 03/15/2028	4,570	4,634
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	3,560	3,610
Florida Power & Light
5.960%, 04/01/2039	150	161
5.950%, 02/01/2038	3,769	4,047
5.700%, 03/15/2055	2,880	2,984
5.690%, 03/01/2040	5,557	5,837
5.300%, 06/15/2034	3,095	3,173
4.125%, 02/01/2042	3,600	3,094
2.850%, 04/01/2025	2,515	2,511
Georgia Power
5.250%, 03/15/2034	4,730	4,787
4.300%, 03/15/2043	2,245	1,942
Indiana Michigan Power
4.250%, 08/15/2048	570	464
Indianapolis Power & Light
5.700%, 04/01/2054 (A)	2,395	2,424
4.050%, 05/01/2046 (A)	65	52
Jersey Central Power & Light
5.100%, 01/15/2035 (A)	2,320	2,304

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kentucky Utilities
5.450%, 04/15/2033	$2,345	$2,418
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,085
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,857
Monongahela Power
5.850%, 02/15/2034 (A)	3,480	3,617
3.550%, 05/15/2027 (A)	10,095	9,853
National Grid PLC
5.418%, 01/11/2034	2,990	3,032
National Rural Utilities Cooperative Finance
7.459%, TSFR3M + 3.172%, 04/30/2043 (B)	1,542	1,544
5.800%, 01/15/2033	2,220	2,334
4.750%, 02/07/2028	8,460	8,530
4.450%, 03/13/2026	7,155	7,151
4.400%, 11/01/2048	1,000	844
4.300%, 03/15/2049	2,558	2,142
National Rural Utilities Cooperative Finance MTN
5.100%, 05/06/2027	4,140	4,193
Nevada Power
6.000%, 03/15/2054	5,505	5,794
New England Power
5.936%, 11/25/2052 (A)	1,046	1,091
NextEra Energy Capital Holdings
5.900%, 03/15/2055	3,200	3,263
5.250%, 03/15/2034	4,210	4,229
4.450%, 06/20/2025	10,530	10,522
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,818
NiSource
5.350%, 04/01/2034	3,445	3,490
Northern States Power
7.125%, 07/01/2025	3,220	3,243
6.250%, 06/01/2036	600	668
4.500%, 06/01/2052	2,845	2,467
2.250%, 04/01/2031	2,695	2,348
NSTAR Electric
5.200%, 03/01/2035	2,957	2,968
3.250%, 05/15/2029	3,788	3,590
Oglethorpe Power
5.375%, 11/01/2040	1,665	1,634
4.500%, 04/01/2047	2,005	1,695
4.200%, 12/01/2042	170	139
Oncor Electric Delivery LLC
7.500%, 09/01/2038	115	138
5.650%, 11/15/2033	4,155	4,336
5.550%, 06/15/2054	5,265	5,211
5.350%, 10/01/2052	1,104	1,070
5.300%, 06/01/2042	1,206	1,186
3.750%, 04/01/2045	3,620	2,853

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas and Electric
6.750%, 01/15/2053	$2,925	$3,149
5.900%, 10/01/2054	1,845	1,804
5.250%, 03/01/2052	170	152
4.950%, 07/01/2050	3,880	3,347
4.500%, 07/01/2040	2,220	1,919
4.200%, 06/01/2041	2,340	1,903
3.500%, 08/01/2050	300	205
PacifiCorp
6.000%, 01/15/2039	4,355	4,519
5.800%, 01/15/2055	3,321	3,311
3.300%, 03/15/2051	3,553	2,380
2.900%, 06/15/2052	5,290	3,239
PECO Energy
2.850%, 09/15/2051	2,100	1,354
Potomac Electric Power
5.500%, 03/15/2054	4,820	4,820
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,020
3.950%, 06/01/2047	6,509	5,358
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,290
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,501
Public Service of Colorado
6.250%, 09/01/2037	205	223
5.750%, 05/15/2054	5,405	5,518
4.100%, 06/01/2032	4,560	4,343
3.200%, 03/01/2050	1,715	1,167
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,511
2.200%, 06/15/2031	5,305	4,593
Public Service of Oklahoma
5.200%, 01/15/2035	1,215	1,201
San Diego Gas & Electric
4.950%, 08/15/2028	3,344	3,384
4.500%, 08/15/2040	2,025	1,837
3.320%, 04/15/2050	445	309
Sempra
3.800%, 02/01/2038	1,215	1,005
Southern California Edison
5.900%, 03/01/2055	1,150	1,141
2.850%, 08/01/2029	2,710	2,480
Southern California Gas
5.750%, 06/01/2053	2,774	2,803
5.600%, 04/01/2054	2,495	2,459
4.300%, 01/15/2049	1,090	898
3.750%, 09/15/2042	190	150
2.550%, 02/01/2030	4,835	4,373
System Energy Resources
5.300%, 12/15/2034	1,115	1,111
Union Electric
5.125%, 03/15/2055	920	867

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 04/01/2048	$1,085	$871
3.900%, 09/15/2042	90	74
Virginia Electric and Power
6.350%, 11/30/2037	1,735	1,891
5.000%, 01/15/2034	3,020	2,989
2.950%, 11/15/2051	5,940	3,813
Vistra Operations LLC
5.700%, 12/30/2034 (A)	4,195	4,216
Wisconsin Electric Power
1.700%, 06/15/2028	4,000	3,678
Wisconsin Power & Light
6.375%, 08/15/2037	50	54
3.050%, 10/15/2027	2,445	2,361
Wisconsin Public Service
4.550%, 12/01/2029	2,285	2,285
3.300%, 09/01/2049	2,475	1,751

		446,772

Total Corporate Obligations
(Cost $3,659,693) ($ Thousands)		3,551,061

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
4.750%, 02/15/2045	10,380	10,695
4.625%, 05/15/2044	11,524	11,662
4.625%, 11/15/2044	23,040	23,292
4.625%, 02/15/2055	12,710	13,026
4.500%, 02/15/2044	9,270	9,239
4.500%, 11/15/2054	37,340	37,439
4.250%, 02/15/2054	12,458	11,950
U.S. Treasury Notes
4.625%, 02/15/2035	47,665	49,311
4.250%, 12/31/2026	12,045	12,095
4.250%, 01/15/2028	30,190	30,414
4.250%, 02/15/2028	14,990	15,101
4.250%, 01/31/2030	38,760	39,166
4.250%, 11/15/2034	3,615	3,629
4.125%, 01/31/2027	9,500	9,521
4.125%, 11/15/2027	16,095	16,155
4.125%, 11/30/2029	5,993	6,024
4.125%, 02/29/2032	6,555	6,563
3.875%, 08/15/2034	8,752	8,536

Total U.S. Treasury Obligations
(Cost $308,067) ($ Thousands)		313,818

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 2.7%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	$5,475	$5,381

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB
7.375%, 10/01/2029 (A)	2,465	2,538

California — 0.9%
California State University, RB
5.183%, 11/01/2053	8,690	8,429
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,336
California State, Build America Project, GO
7.600%, 11/01/2040	585	713
7.550%, 04/01/2039	2,305	2,782
7.500%, 04/01/2034	5,125	5,964
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,574
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	300	320
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	2,105	1,942
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	3,914
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	132
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,126

		34,232

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,696
Colorado State, COP
6.817%, 03/15/2028	1,980	2,106

		5,802

Connecticut — 0.1%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	2,029
3.875%, 06/15/2028	2,555	2,529

		4,558

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	$2,358	$2,644

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,684
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,725	3,627

		6,311

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,444

Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	2,995	3,016
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	101
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	84
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,412
1.638%, 07/01/2026	2,125	2,049

		7,662

Michigan — 0.1%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,502
2.671%, 09/01/2049 (B)	4,600	4,422

		5,924

New Hampshire — 0.0%
New Hampshire Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,680	1,658

New York — 0.4%
City of New York New York, Ser D-2, GO
4.719%, 10/01/2032	3,700	3,718
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	159
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	205	180

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	$1,315	$1,299
New York City Transitional Finance Authority, Sub-Ser, RB
3.480%, 08/01/2026 (D)	2,100	2,080
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	3,000	3,025
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	7,350	7,545

		18,006

Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,065	3,242

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	3,259	3,317

Pennsylvania — 0.1%
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,988

Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	562
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	973
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	584

		2,119

Total Municipal Bonds
(Cost $115,863) ($ Thousands)		109,826

SOVEREIGN DEBT — 0.6%

CDP Financial
5.600%, 11/25/2039(A)	700	734
Chile Government International Bond
5.330%, 01/05/2054	2,045	1,931
3.860%, 06/21/2047	400	308
3.100%, 01/22/2061	315	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Israel Government International Bond
5.625%, 02/19/2035	$3,355	$3,372
3.875%, 07/03/2050	2,485	1,815
Korea Development Bank
4.375%, 02/15/2028	5,150	5,156
Mexico Government International Bond
6.000%, 05/13/2030	2,305	2,350
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	274
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,370	3,307
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	6,225	6,063

Total Sovereign Debt
(Cost $25,623) ($ Thousands)		25,502

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	55,219,576	55,220
Total Cash Equivalent
(Cost $55,220) ($ Thousands)		55,220
Total Investments in Securities — 100.4%
(Cost $4,164,466) ($ Thousands)		$4,055,427

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Intermediate Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	336	Jun-2025	$69,243	$69,542	$299
U.S. 5-Year Treasury Note	439	Jun-2025	46,932	47,384	452
			116,175	116,926	751
Short Contracts
Ultra 10-Year U.S. Treasury Note	(757)	Jun-2025	$(85,250)	$(86,487)	$(1,237)
			$30,925	$30,439	$(486)

Percentages are based on Net Assets of $4,037,428 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $632,045 ($ Thousands), representing 15.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$33,054	$1,290,982	$(1,268,816)	$—	$—	$55,220	$1,534	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 71.9%

Communication Services — 6.6%
Alphabet Inc, Cl A	133,690	$22,765
Alphabet Inc, Cl C	108,869	18,749
AT&T Inc	164,757	4,516
Charter Communications Inc, Cl A *	2,258	821
Comcast Corp, Cl A	87,534	3,141
Electronic Arts Inc	5,592	722
Fox Corp	8,071	454
Interpublic Group of Cos Inc/The	8,679	238
Live Nation Entertainment Inc *	3,636	521
Match Group Inc	5,940	188
Meta Platforms Inc, Cl A	49,895	33,340
Netflix Inc *	9,767	9,577
News Corp	2,542	82
News Corp, Cl A	8,740	250
Omnicom Group Inc	4,544	376
Paramount Global, Cl B	14,240	162
Take-Two Interactive Software Inc *	3,789	803
T-Mobile US Inc	11,075	2,987
Verizon Communications Inc	96,646	4,166
Walt Disney Co/The	41,620	4,736
Warner Bros Discovery Inc *	51,991	596

		109,190
Consumer Discretionary — 7.3%
Airbnb Inc, Cl A *	9,754	1,355
Amazon.com Inc *	214,228	45,476
AutoZone Inc *	380	1,327
Best Buy Co Inc	4,291	386
Booking Holdings Inc	759	3,807
BorgWarner Inc	5,241	156
Caesars Entertainment Inc *	4,980	165
CarMax Inc *	3,584	297
Carnival Corp, Cl A *	23,470	562
Chipotle Mexican Grill Inc, Cl A *	31,067	1,677
Darden Restaurants Inc	2,737	549
Deckers Outdoor Corp *	3,545	494
Domino's Pizza Inc	825	404
DR Horton Inc	6,828	866
eBay Inc	11,156	722
Expedia Group Inc *	2,861	566
Ford Motor Co	90,830	867
Garmin Ltd	3,517	805
General Motors Co	25,609	1,258
Genuine Parts Co	3,269	408
Hasbro Inc	3,017	196
Hilton Worldwide Holdings Inc	5,494	1,456
Home Depot Inc/The	22,690	8,999
Las Vegas Sands Corp	8,105	362
Lennar Corp, Cl A	5,559	665
LKQ Corp	6,075	256
Lowe's Cos Inc	13,013	3,236
Lululemon Athletica Inc *	2,631	962

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marriott International Inc/MD, Cl A	5,201	$1,459
McDonald's Corp	16,471	5,079
MGM Resorts International *	5,069	176
Mohawk Industries Inc *	1,203	142
NIKE Inc, Cl B	26,984	2,143
Norwegian Cruise Line Holdings Ltd *	10,165	231
NVR Inc *	70	507
O'Reilly Automotive Inc *	1,315	1,806
Pool Corp	895	311
PulteGroup Inc	4,820	498
Ralph Lauren Corp, Cl A	924	251
Ross Stores Inc	7,432	1,043
Royal Caribbean Cruises Ltd	5,571	1,371
Starbucks Corp	25,964	3,007
Tapestry Inc	5,332	455
Tesla Inc *	63,883	18,716
TJX Cos Inc/The	25,861	3,226
Tractor Supply Co	11,926	660
Ulta Beauty Inc *	1,097	402
Wynn Resorts Ltd	2,155	193
Yum! Brands Inc	6,239	976

		120,931
Consumer Staples — 5.3%
Altria Group Inc	38,395	2,144
Archer-Daniels-Midland Co	10,772	508
Brown-Forman Corp, Cl B	4,220	140
Bunge Global SA	3,238	240
Campbell Soup Co	4,541	182
Church & Dwight Co Inc	5,688	633
Clorox Co/The	2,883	451
Coca-Cola Co/The	355,136	25,289
Colgate-Palmolive Co	18,456	1,683
Conagra Brands Inc	11,088	283
Constellation Brands Inc, Cl A	3,604	633
Costco Wholesale Corp	10,125	10,617
Dollar General Corp	5,153	382
Dollar Tree Inc *	4,679	341
Estee Lauder Cos Inc/The, Cl A	5,473	394
General Mills Inc	12,947	785
Hershey Co/The	3,429	592
Hormel Foods Corp	6,704	192
J M Smucker Co/The	2,462	272
Kellanova	6,364	528
Kenvue Inc	44,563	1,052
Keurig Dr Pepper Inc	25,909	869
Kimberly-Clark Corp	7,472	1,061
Kraft Heinz Co/The	20,511	630
Kroger Co/The	15,450	1,001
Lamb Weston Holdings Inc	3,322	172
McCormick & Co Inc/MD	6,009	496
Molson Coors Beverage Co, Cl B	4,058	249
Mondelez International Inc, Cl A	30,262	1,944
Monster Beverage Corp *	16,217	886

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PepsiCo Inc	31,533	$4,839
Philip Morris International Inc	35,731	5,548
Procter & Gamble Co/The	53,803	9,353
Sysco Corp	11,331	856
Target Corp	10,365	1,288
Tyson Foods Inc, Cl A	6,787	416
Walgreens Boots Alliance Inc	16,473	176
Walmart Inc	99,175	9,780

		86,905
Energy — 2.3%
APA Corp	9,000	186
Baker Hughes Co, Cl A	23,114	1,031
Chevron Corp	38,129	6,048
ConocoPhillips	29,646	2,939
Coterra Energy Inc, Cl A	17,156	463
Devon Energy Corp	14,532	526
Diamondback Energy Inc	4,355	692
EOG Resources Inc	12,704	1,613
EQT Corp	13,802	665
Exxon Mobil Corp	100,451	11,183
Halliburton Co	20,504	541
Hess Corp	6,429	958
Kinder Morgan Inc	44,949	1,218
Marathon Petroleum Corp	7,485	1,124
Occidental Petroleum Corp	15,654	765
ONEOK Inc	13,950	1,400
Phillips 66	9,618	1,247
Schlumberger NV	31,774	1,324
Targa Resources Corp	5,055	1,020
Texas Pacific Land Corp	438	625
Valero Energy Corp	7,073	925
Williams Cos Inc/The	27,730	1,613

		38,106
Financials — 10.1%
Aflac Inc	11,233	1,230
Allstate Corp/The	6,146	1,224
American Express Co	12,779	3,846
American International Group Inc	14,527	1,205
Ameriprise Financial Inc	2,259	1,214
Aon PLC, Cl A	4,895	2,003
Apollo Global Management Inc	10,081	1,505
Arch Capital Group Ltd	8,710	809
Arthur J Gallagher & Co	5,651	1,909
Assurant Inc	1,178	245
Bank of America Corp	152,362	7,024
Bank of New York Mellon Corp/The	16,385	1,457
Berkshire Hathaway Inc, Cl B *	41,934	21,547
BlackRock Funding Inc/DE	3,340	3,266
Blackstone Inc	16,391	2,642
Brown & Brown Inc	5,496	651
Capital One Financial Corp	8,620	1,729
Cboe Global Markets Inc	2,438	514

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Charles Schwab Corp/The	38,743	$3,081
Chubb Ltd	8,573	2,447
Cincinnati Financial Corp	3,628	536
Citigroup Inc	43,391	3,469
Citizens Financial Group Inc	10,264	470
CME Group Inc, Cl A	8,160	2,071
Corpay Inc *	1,624	596
Discover Financial Services	5,842	1,140
Erie Indemnity Co, Cl A	576	247
Everest Group Ltd	1,011	357
FactSet Research Systems Inc	882	407
Fidelity National Information Services Inc	12,538	892
Fifth Third Bancorp	15,733	684
Fiserv Inc *	13,030	3,071
Franklin Resources Inc	7,196	146
Global Payments Inc	5,914	623
Globe Life Inc	1,955	249
Goldman Sachs Group Inc/The	7,214	4,489
Hartford Financial Services Group Inc/The	6,813	806
Huntington Bancshares Inc/OH	33,836	557
Intercontinental Exchange Inc	13,016	2,255
Invesco Ltd	10,362	180
Jack Henry & Associates Inc	1,687	293
JPMorgan Chase & Co	64,391	17,041
KeyCorp	22,039	382
KKR & Co Inc	15,287	2,073
Loews Corp	4,240	367
M&T Bank Corp	3,883	744
MarketAxess Holdings Inc	843	163
Marsh & McLennan Cos Inc	11,236	2,672
Mastercard Inc, Cl A	18,732	10,795
MetLife Inc	13,546	1,167
Moody's Corp	3,551	1,789
Morgan Stanley	28,482	3,791
MSCI Inc, Cl A	1,828	1,079
Nasdaq Inc	9,622	796
Northern Trust Corp	4,616	509
PayPal Holdings Inc *	22,641	1,609
PNC Financial Services Group Inc/The	8,964	1,720
Principal Financial Group Inc	4,901	436
Progressive Corp/The	13,435	3,789
Prudential Financial Inc	8,256	950
Raymond James Financial Inc	4,215	652
Regions Financial Corp	21,248	504
S&P Global Inc	7,288	3,890
Synchrony Financial	9,068	550
T Rowe Price Group Inc	5,172	547
Travelers Cos Inc/The	5,107	1,320
Truist Financial Corp	29,895	1,386
US Bancorp	35,225	1,652
Visa Inc, Cl A	39,513	14,332
W R Berkley Corp	7,163	452
Wells Fargo & Co	75,954	5,949

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Willis Towers Watson PLC	2,361	$802

		166,994
Health Care — 7.5%
Abbott Laboratories	39,555	5,459
AbbVie Inc	40,359	8,436
Agilent Technologies Inc	6,409	820
Align Technology Inc *	1,528	286
Amgen Inc	12,332	3,799
Baxter International Inc	11,934	412
Becton Dickinson & Co	6,581	1,484
Biogen Inc *	3,382	475
Bio-Techne Corp	3,644	225
Boston Scientific Corp *	33,812	3,509
Bristol-Myers Squibb Co	46,446	2,769
Cardinal Health Inc	5,667	734
Cencora Inc	4,025	1,021
Centene Corp *	11,758	684
Charles River Laboratories International Inc *	1,192	197
Cigna Group/The	6,347	1,960
Cooper Cos Inc/The *	4,638	419
CVS Health Corp	28,460	1,870
Danaher Corp	14,742	3,063
DaVita Inc *	994	147
Dexcom Inc *	9,097	804
Edwards Lifesciences Corp *	13,736	984
Elevance Health Inc	5,252	2,084
Eli Lilly & Co	18,021	16,591
GE HealthCare Technologies Inc	10,505	918
Gilead Sciences Inc	28,334	3,239
HCA Healthcare Inc	4,105	1,257
Henry Schein Inc *	2,923	211
Hologic Inc *	5,517	350
Humana Inc	2,798	757
IDEXX Laboratories Inc *	1,914	837
Incyte Corp *	3,694	272
Insulet Corp *	1,651	450
Intuitive Surgical Inc *	8,186	4,692
IQVIA Holdings Inc *	4,027	760
Johnson & Johnson	55,001	9,076
Labcorp Holdings Inc	1,948	489
McKesson Corp	2,870	1,838
Medtronic PLC	29,364	2,702
Merck & Co Inc	57,678	5,321
Mettler-Toledo International Inc *	493	627
Moderna Inc *	7,831	242
Molina Healthcare Inc *	1,332	401
Pfizer Inc	130,007	3,436
Quest Diagnostics Inc	2,642	457
Regeneron Pharmaceuticals Inc	2,378	1,662
ResMed Inc	3,417	798
Revvity Inc	2,856	320
Solventum Corp *	3,188	254

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STERIS PLC	2,299	$504
Stryker Corp	7,864	3,037
Teleflex Inc	1,086	144
Thermo Fisher Scientific Inc	8,793	4,651
UnitedHealth Group Inc	21,028	9,987
Universal Health Services Inc, Cl B	1,352	237
Vertex Pharmaceuticals Inc *	5,895	2,828
Viatris Inc	27,758	256
Waters Corp *	1,383	522
West Pharmaceutical Services Inc	1,685	391
Zimmer Biomet Holdings Inc	4,636	484
Zoetis Inc, Cl A	10,193	1,705

		124,344
Industrials — 5.8%
3M Co	12,315	1,910
A O Smith Corp	2,764	184
Allegion PLC	2,015	259
AMETEK Inc	5,388	1,020
Automatic Data Processing Inc	9,333	2,942
Axon Enterprise Inc *	1,671	883
Boeing Co/The *	17,131	2,992
Broadridge Financial Solutions Inc	2,712	654
Builders FirstSource Inc *	2,577	358
Carrier Global Corp	18,761	1,216
Caterpillar Inc	11,092	3,815
CH Robinson Worldwide Inc	2,714	276
Cintas Corp	7,738	1,606
Copart Inc *	20,406	1,118
CSX Corp	43,445	1,391
Cummins Inc	3,187	1,173
Dayforce Inc *	3,657	227
Deere & Co	5,828	2,802
Delta Air Lines Inc	14,918	897
Dover Corp	3,194	635
Eaton Corp PLC	9,054	2,656
Emerson Electric Co	12,867	1,565
Equifax Inc	2,877	705
Expeditors International of Washington Inc	3,077	361
Fastenal Co	13,326	1,009
FedEx Corp	5,106	1,342
Fortive Corp	8,140	647
GE Vernova Inc	6,244	2,093
Generac Holdings Inc *	1,389	189
General Dynamics Corp	5,818	1,470
General Electric Co	24,880	5,150
Honeywell International Inc	14,912	3,175
Howmet Aerospace Inc	9,130	1,247
Hubbell Inc, Cl B	1,247	463
Huntington Ingalls Industries Inc	902	158
IDEX Corp	1,794	349
Illinois Tool Works Inc	6,066	1,601
Ingersoll Rand Inc	9,313	790
Jacobs Solutions Inc	2,967	380

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JB Hunt Transport Services Inc	1,892	$305
Johnson Controls International PLC	15,028	1,287
L3Harris Technologies Inc	4,385	904
Leidos Holdings Inc	3,126	406
Lennox International Inc	747	449
Lockheed Martin Corp	4,779	2,152
Masco Corp	5,172	389
Nordson Corp	1,258	265
Norfolk Southern Corp	5,086	1,250
Northrop Grumman Corp	3,086	1,425
Old Dominion Freight Line Inc	4,387	774
Otis Worldwide Corp	9,231	921
PACCAR Inc	11,790	1,264
Parker-Hannifin Corp	2,913	1,947
Paychex Inc	7,459	1,131
Paycom Software Inc	1,101	242
Pentair PLC	3,887	366
Quanta Services Inc	3,423	889
Republic Services Inc, Cl A	4,750	1,126
Rockwell Automation Inc	2,638	757
Rollins Inc	6,481	340
RTX Corp	30,555	4,063
Snap-on Inc	1,221	417
Southwest Airlines Co	14,267	443
Stanley Black & Decker Inc	3,545	307
Textron Inc	4,321	323
Trane Technologies PLC	5,088	1,800
TransDigm Group Inc	1,281	1,751
Uber Technologies Inc *	47,923	3,643
Union Pacific Corp	13,908	3,431
United Airlines Holdings Inc *	7,645	717
United Parcel Service Inc, Cl B	16,716	1,990
United Rentals Inc	1,528	981
Veralto Corp	5,741	573
Verisk Analytics Inc, Cl A	3,154	936
Waste Management Inc	8,264	1,924
Westinghouse Air Brake Technologies Corp	4,019	745
WW Grainger Inc	1,034	1,056
Xylem Inc/NY	5,646	739

		96,136
Information Technology — 22.3%
Adobe Inc *	10,114	4,436
Advanced Micro Devices Inc *	37,282	3,723
Akamai Technologies Inc *	3,512	283
Amphenol Corp, Cl A	27,264	1,816
Analog Devices Inc	11,272	2,593
ANSYS Inc *	2,031	677
Apple Inc	346,104	83,702
Applied Materials Inc	18,907	2,989
Arista Networks Inc *	23,419	2,179
Autodesk Inc *	4,843	1,328
Broadcom Inc	106,863	21,312
Cadence Design Systems Inc *	6,191	1,551

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CDW Corp/DE	3,102	$553
Cisco Systems Inc	90,932	5,830
Cognizant Technology Solutions Corp, Cl A	11,532	961
Corning Inc	17,913	898
Crowdstrike Holdings Inc, Cl A *	5,379	2,096
Dell Technologies Inc, Cl C	7,154	735
Enphase Energy Inc *	3,126	179
EPAM Systems Inc *	1,218	251
F5 Inc *	1,257	368
Fair Isaac Corp *	545	1,028
First Solar Inc *	2,493	339
Fortinet Inc *	14,358	1,551
Gartner Inc *	1,793	893
Gen Digital Inc	12,629	345
GoDaddy Inc, Cl A *	3,277	588
Hewlett Packard Enterprise Co	30,204	598
HP Inc	21,389	660
Intel Corp	97,799	2,321
International Business Machines Corp	21,254	5,365
Intuit Inc	6,434	3,949
Jabil Inc	2,598	402
Juniper Networks Inc	7,614	276
Keysight Technologies Inc *	4,057	647
KLA Corp	3,056	2,166
Lam Research Corp	29,185	2,240
Microchip Technology Inc	12,473	734
Micron Technology Inc	25,157	2,355
Microsoft Corp	170,225	67,578
Monolithic Power Systems Inc	1,133	692
Motorola Solutions Inc	3,773	1,661
NetApp Inc	4,775	477
NVIDIA Corp	561,639	70,160
ON Semiconductor Corp *	9,956	468
Oracle Corp	36,676	6,090
Palantir Technologies Inc, Cl A *	47,050	3,995
Palo Alto Networks Inc *	15,093	2,874
PTC Inc *	2,798	458
QUALCOMM Inc	25,524	4,012
Roper Technologies Inc	2,416	1,412
Salesforce Inc	21,820	6,499
SANDISK CORP *	–	—
Seagate Technology Holdings PLC	4,873	497
ServiceNow Inc *	26,870	24,983
Skyworks Solutions Inc	3,686	246
Super Micro Computer Inc *	11,906	494
Synopsys Inc *	3,469	1,586
Teledyne Technologies Inc *	1,085	559
Teradyne Inc	3,787	416
Texas Instruments Inc	20,939	4,104
Trimble Inc *	5,788	417
Tyler Technologies Inc *	991	603
VeriSign Inc *	1,954	465
Western Digital Corp *	7,861	385

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Workday Inc, Cl A *	4,793	$1,262
Zebra Technologies Corp, Cl A *	1,222	385

		367,695
Materials — 1.4%
Air Products and Chemicals Inc	5,018	1,586
Albemarle Corp	2,717	209
Amcor PLC	33,576	340
Avery Dennison Corp	1,881	354
Ball Corp	6,950	366
Celanese Corp, Cl A	2,546	130
CF Industries Holdings Inc	4,053	328
Corteva Inc	15,373	968
Dow Inc	16,290	621
DuPont de Nemours Inc	9,708	794
Eastman Chemical Co	2,663	261
Ecolab Inc	5,685	1,529
FMC Corp	2,865	106
Freeport-McMoRan Inc, Cl B	32,302	1,192
International Flavors & Fragrances Inc	5,955	487
International Paper Co	12,118	683
Linde PLC	10,944	5,111
LyondellBasell Industries NV, Cl A	6,051	465
Martin Marietta Materials Inc	1,421	687
Mosaic Co/The	7,338	176
Newmont Corp	25,544	1,094
Nucor Corp	5,516	758
Packaging Corp of America	2,069	441
PPG Industries Inc	5,422	614
Sherwin-Williams Co/The	5,243	1,899
Smurfit WestRock PLC	11,464	597
Steel Dynamics Inc	3,298	445
Vulcan Materials Co	3,072	760

		23,001
Real Estate — 1.6%
Alexandria Real Estate Equities Inc ‡	3,686	377
American Tower Corp, Cl A ‡	10,587	2,177
AvalonBay Communities Inc ‡	3,302	747
BXP Inc ‡	3,359	238
Camden Property Trust ‡	2,467	306
CBRE Group Inc, Cl A *	6,959	988
CoStar Group Inc *	9,526	726
Crown Castle Inc ‡	10,048	945
Digital Realty Trust Inc ‡	7,166	1,120
Equinix Inc ‡	2,212	2,001
Equity Residential ‡	7,925	588
Essex Property Trust Inc ‡	1,532	477
Extra Space Storage Inc ‡	4,928	752
Federal Realty Investment Trust ‡	1,734	183
Healthpeak Properties Inc ‡	16,301	334
Host Hotels & Resorts Inc ‡	16,257	262
Invitation Homes Inc ‡	13,578	462
Iron Mountain Inc ‡	6,708	625

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimco Realty Corp ‡	15,625	$345
Mid-America Apartment Communities Inc ‡	2,782	468
Millrose Properties Inc *	1	—
Prologis Inc ‡	21,023	2,605
Public Storage ‡	3,666	1,113
Realty Income Corp ‡	20,216	1,153
Regency Centers Corp ‡	3,778	290
SBA Communications Corp, Cl A ‡	2,495	544
Simon Property Group Inc ‡	7,135	1,328
UDR Inc ‡	6,947	314
Ventas Inc ‡	9,591	663
VICI Properties Inc, Cl A ‡	24,346	791
Welltower Inc ‡	13,590	2,086
Weyerhaeuser Co ‡	16,883	508

		25,516
Utilities — 1.7%
AES Corp/The	16,397	190
Alliant Energy Corp	5,975	386
Ameren Corp	6,197	629
American Electric Power Co Inc	12,364	1,311
American Water Works Co Inc	4,524	615
Atmos Energy Corp	3,615	550
CenterPoint Energy Inc	15,435	531
CMS Energy Corp	6,959	508
Consolidated Edison Inc	7,896	802
Constellation Energy Corp	7,078	1,773
Dominion Energy Inc	19,524	1,105
DTE Energy Co	4,823	645
Duke Energy Corp	17,494	2,055
Edison International	8,978	489
Entergy Corp	9,942	868
Evergy Inc	5,325	367
Eversource Energy	8,585	541
Exelon Corp	23,259	1,028
FirstEnergy Corp	11,946	463
NextEra Energy Inc	47,165	3,310
NiSource Inc	10,395	424
NRG Energy Inc	4,718	499
PG&E Corp	50,872	831
Pinnacle West Capital Corp	2,621	242
PPL Corp	17,187	605
Public Service Enterprise Group Inc	11,518	935
Sempra	14,764	1,057
Southern Co/The	24,834	2,230
Vistra Corp	7,636	1,021
WEC Energy Group Inc	7,347	784
Xcel Energy Inc	12,969	935

		27,729
Total Common Stock
(Cost $326,696) ($ Thousands)		1,186,547

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.5%

China — 0.1%
Information Technology — 0.1%
NXP Semiconductors NV	5,720	$1,233

Ireland — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	14,247	4,965

Jersey — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	5,474	357

Switzerland — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	6,967	1,073

Total Foreign Common Stock
(Cost $2,462) ($ Thousands)		7,628

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	23,714,839	23,715
Total Cash Equivalent
(Cost $23,715) ($ Thousands)		23,715

PURCHASED OPTIONS — 0.6%
Total Purchased Options
(Cost $10,804) ($ Thousands)		10,548

PURCHASED SWAPTIONS — 0.3%
Total Purchased Swaptions
(Cost $8,824) ($ Thousands)		5,585

Total Investments in Securities — 74.7%
(Cost $372,501) ($ Thousands)		$1,234,023

WRITTEN OPTIONS — (0.2)%
Total Written Options
(Premiums Received $3,861) ($ Thousands)		$(2,397)

WRITTEN SWAPTIONS — (0.1)%
Total Written Swaptions
(Premiums Received $5,550) ($ Thousands)		$(1,790)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Dynamic Asset Allocation Fund (Continued)

A list of open exchange traded options contracts for the Fund at February 28, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.6%
Put Options
EUR PUT / JPY CALL	105,738,241	$16,072,213	$152.00	8/16/2025	$2,265

Call Options
EUR PUT / USD CALL	212,000,000	$222,600	1.05	5/17/2025	$3,920
USD CALL / CNH PUT	340,000,000	2,465,000	7.25	8/16/2025	4,363

		2,687,600			8,283

Total Purchased Options		$18,759,813			$10,548
WRITTEN OPTIONS — (0.2)%
Put Options
EUR PUT / JPY CALL	(105,738,241)	$(14,803,354)	140.00	08/16/2025	$(546)

Call Options
EUR PUT / USD CALL	(212,000,000)	$(216,240)	1.02	05/17/2025	$(1,363)
USD CALL / CNH PUT	(340,000,000)	(2,628,540)	7.73	08/16/2025	(488)

		(2,844,780)			(1,851)

Total Written Options		$(17,648,134)			$(2,397)

A list of open over the counter swaptions contracts for the Fund at February 28, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.3%
Call Swaptions
Swaption	Bank of America Merrill Lynch	$1,696,000,000	$0.12	05/17/2025	$1,262

Put Swaptions
Swaption	Bank of America Merrill Lynch	$1,590,000,000	3.86	07/18/2026	$3,058
Swaption	Bank of America Merrill Lynch	660,000,000	3.86	07/18/2026	1,265
		2,250,000,000			4,323
Total Purchased Swaptions		$3,946,000,000			$5,585
WRITTEN SWAPTIONS — (0.1)%
Call Swaptions
Swaption	Bank of America Merrill Lynch	$(1,696,000,000)	0.87	05/17/2025	$(10)
Put Swaptions
Swaption	Bank of America Merrill Lynch	$(3,180,000,000)	4.36	07/18/2026	$(1,260)
Swaption	Bank of America Merrill Lynch	(1,320,000,000)	4.36	07/18/2026	(520)
		(4,500,000,000)			(1,780)
Total Written Swaptions		$(6,196,000,000)			$(1,790)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,683	Mar-2025	$516,093	$501,808	$(14,285)
			$516,093	$501,808	$(14,285)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Dynamic Asset Allocation Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2025, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	4.35%	Annually	11/02/2031	USD	837,500	$23,227	$–	$23,227
2.385%^	U.S. CPI	Annually	07/31/2029	USD	265,000	5,446	–	5,446
2.39%^	U.S. CPI	Annually	07/31/2029	USD	265,000	5,392	–	5,392
2.4%^	U.S. CPI	Annually	08/01/2029	USD	107,000	2,129	–	2,129
2.659%^	U.S. CPI	Annually	02/27/2033	USD	269,000	13,534	–	13,534
0.28096% FIXED	1-Day JPY-MUTKCALM Compounded-OIS	Annually	05/15/2026	JPY	264,893,382	8,031	–	8,031
0.29283%	TONAR	Annually	05/15/2026	JPY	209,944,853	6,201	–	6,201
SOFR	3.41%	Annually	12/11/2028	USD	1,023,842	(3,900)	–	(3,900)
3.432%	SOFR	Annually	12/11/2056	USD	107,637	4,807	–	4,807
3.707%	SOFR	Annually	03/05/2034	USD	345,000	1,636	–	1,636
3.726%	USD-SOFR-OIS COMPOUND	Annually	06/18/2034	USD	163,000	740	–	740
3.745%	USD-SOFR-OIS COMPOUND	Annually	06/11/2034	USD	164,000	618	–	618
4.161% FIXED	SOFR	Annually	11/02/2056	USD	214,675	(16,512)	–	(16,512)
4.2725%	SOFR	Annually	07/22/2025	USD	1,150,000	473	–	473
4.36%	USD-SOFR-OIS COMPOUND	Annually	07/26/2025	USD	517,500	27	–	27
						$51,849	$–	$51,849

A list of open OTC swap agreements held by the Fund at February 28, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	BCOMTR	3 MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Annually	03/14/2025	USD	78,449	$(2,368)	$–	$(2,368)
Goldman Sachs	Coca Cola	ASSET RETURN	SOFRRATE + 95BPS	Quarterly	03/04/2025	USD	16,939	(1,824)	–	(1,824)
Goldman Sachs	ServiceNow	ASSET RETURN	SOFRRATE + 95BPS	Quarterly	03/04/2025	USD	23,402	3,136	–	3,136
								$(1,056)	$–	$(1,056)

Percentages are based on Net Assets of $1,651,528 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of February 28, 2025.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,589	$183,551	$(179,425)	$—	$—	$23,715	$719	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 52.8%
U.S. Treasury Bills ^
4.273%, 03/13/2025 (A)	$15,095	$15,077
4.251%, 05/01/2025 (A)	10,200	10,129
4.248%, 03/06/2025 (A)	2,000	1,999
4.246%, 04/17/2025 (A)	13,500	13,429
4.246%, 04/24/2025 (A)	8,000	7,951
4.245%, 03/11/2025 (A)	800	799
4.245%, 03/27/2025 (A)	7,500	7,479
4.240%, 04/29/2025 (A)	1,000	993
4.236%, 04/03/2025 (A)	7,500	7,473
4.233%, 04/10/2025 (A)	10,000	9,956
4.218%, 03/20/2025 (A)	10,000	9,980
U.S. Treasury Inflation-Protected Securities
0.375%, 07/15/2027	153,367	150,987
0.250%, 07/15/2029	117,265	111,871
U.S. Treasury Notes ^
5.000%, 08/31/2025	1,000	1,003
4.875%, 05/31/2026	800	808
4.750%, 07/31/2025	1,200	1,202
4.625%, 02/28/2025	–	–
4.500%, USBMMY3M + 0.245%, 01/31/2026 (B)	8,300	8,316
4.500%, 04/15/2027	1,000	1,010
4.445%, USBMMY3M + 0.205%, 10/31/2026 (B)	7,600	7,617
4.437%, USBMMY3M + 0.182%, 07/31/2026 (B)	2,300	2,304
4.425%, USBMMY3M + 0.170%, 10/31/2025 (B)	9,200	9,211
4.424%, USBMMY3M + 0.169%, 04/30/2025 (B)	8,600	8,602
4.405%, USBMMY3M + 0.150%, 04/30/2026 (B)	3,900	3,905
4.380%, USBMMY3M + 0.125%, 07/31/2025 (B)	7,600	7,603
4.375%, 08/15/2026	1,200	1,206
4.375%, 07/15/2027	800	807
4.338%, USBMMY3M + 0.098%, 01/31/2027 (B)	2,200	2,201
4.250%, 12/31/2026	1,500	1,506
4.250%, 01/15/2028	700	705
4.250%, 02/15/2028	700	706
4.000%, 02/15/2026	700	699
3.750%, 08/31/2026	400	398
3.375%, 09/15/2027	800	789

Total U.S. Treasury Obligations
(Cost $404,614) ($ Thousands)		408,721

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 27.9%

Communication Services — 2.2%
Alphabet Inc, Cl A	10,143	$1,727
Alphabet Inc, Cl C	8,437	1,453
AST SpaceMobile Inc, Cl A *	2,092	57
AT&T Inc (C)	95,365	2,614
Cinemark Holdings Inc *	253	7
Cogent Communications Holdings Inc	409	30
Electronic Arts Inc	1,217	157
Frontier Communications Parent Inc *	4,230	152
GCI Liberty - Escrow *	1,350	—
Globalstar Inc *	342	7
Iridium Communications Inc	1,840	58
Liberty Global Ltd, Cl A *	1,779	21
Liberty Global PLC *	1,845	22
Liberty Latin America Ltd, Cl C *	3,003	20
Liberty Media Corp-Liberty Formula One, Cl C *	1,214	117
Liberty Media Corp-Liberty Live, Cl C *	172	13
Live Nation Entertainment Inc *	773	111
Lumen Technologies Inc *	12,326	58
Madison Square Garden Sports Corp, Cl A *	70	14
Match Group Inc	60	2
Meta Platforms Inc, Cl A	3,774	2,522
Netflix Inc *	2,010	1,971
Pinterest Inc, Cl A *	1,345	50
ROBLOX Corp, Cl A *	2,292	146
Roku Inc, Cl A *	673	56
Spotify Technology SA *	764	465
Take-Two Interactive Software Inc *	771	163
Telephone and Data Systems Inc	1,012	37
TKO Group Holdings Inc, Cl A *	328	49
T-Mobile US Inc	6,381	1,721
Verizon Communications Inc	55,935	2,411
Walt Disney Co/The	9,106	1,036
Warner Bros Discovery Inc *(C)	11,560	132

		17,399
Consumer Staples — 7.1%
Albertsons Cos Inc, Cl A	6,945	146
Altria Group Inc (C)	27,843	1,555
Andersons Inc/The	375	16
Archer-Daniels-Midland Co	8,562	404
BellRing Brands Inc *	2,465	181
BJ's Wholesale Club Holdings Inc *	2,241	227
Boston Beer Co Inc/The, Cl A *	114	28
Brown-Forman Corp, Cl A	1,163	38
Brown-Forman Corp, Cl B	3,111	103
Bunge Global SA	2,274	169
Cal-Maine Foods Inc	723	65
Campbell Soup Co	3,154	126
Casey's General Stores Inc	640	265
Celsius Holdings Inc *	2,871	74
Central Garden & Pet Co, Cl A *	586	18

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chefs' Warehouse Inc/The *	463	$29
Church & Dwight Co Inc	4,198	467
Clorox Co/The	2,230	349
Coca-Cola Co/The (C)	66,280	4,720
Coca-Cola Consolidated Inc	108	153
Colgate-Palmolive Co	14,795	1,349
Conagra Brands Inc	8,208	210
Constellation Brands Inc, Cl A	2,889	507
Costco Wholesale Corp (C)	7,658	8,030
Coty Inc, Cl A *	5,345	30
Darling Ingredients Inc *	3,110	112
Dole PLC	1,997	29
Dollar General Corp	3,847	285
Dollar Tree Inc *	3,531	257
Edgewell Personal Care Co	606	19
elf Beauty Inc *	1,117	78
Energizer Holdings Inc	1,064	33
Estee Lauder Cos Inc/The, Cl A	3,921	282
Flowers Foods Inc	3,606	68
Fresh Del Monte Produce Inc	1,101	34
Freshpet Inc *	855	92
General Mills Inc	9,939	603
Grocery Outlet Holding Corp *	2,231	26
Hain Celestial Group Inc/The *	2,310	8
Herbalife Ltd *	2,495	21
Hershey Co/The	2,541	439
Hormel Foods Corp	5,439	156
Ingles Markets Inc, Cl A	394	24
Ingredion Inc	1,049	137
Inter Parfums Inc	259	36
J & J Snack Foods Corp	343	45
J M Smucker Co/The	1,767	195
John B Sanfilippo & Son Inc	339	24
Kellanova	4,522	375
Kenvue Inc	34,330	810
Keurig Dr Pepper Inc	19,228	645
Kimberly-Clark Corp	5,647	802
Kraft Heinz Co/The	17,361	533
Kroger Co/The	11,612	753
Lamb Weston Holdings Inc	2,400	124
Lancaster Colony Corp	385	74
Maplebear Inc *	2,771	114
McCormick & Co Inc/MD	4,450	368
MGP Ingredients Inc	315	10
Molson Coors Beverage Co, Cl B	3,168	194
Mondelez International Inc, Cl A	23,785	1,528
Monster Beverage Corp *	12,697	694
National Beverage Corp	330	13
Nu Skin Enterprises Inc, Cl A	1,445	11
PepsiCo Inc (C)	23,746	3,644
Performance Food Group Co *	2,571	219
Philip Morris International Inc (C)	26,646	4,138
Pilgrim's Pride Corp *	633	34

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Post Holdings Inc *	686	$78
PriceSmart Inc	546	49
Primo Brands Corp	3,019	102
Procter & Gamble Co/The (C)	40,568	7,052
Reynolds Consumer Products Inc	542	13
Seaboard Corp	7	20
Simply Good Foods Co/The *	1,236	47
SpartanNash Co	1,457	29
Spectrum Brands Holdings Inc	552	43
Sprouts Farmers Market Inc *	1,606	238
Sysco Corp	8,364	632
Target Corp	8,411	1,045
TreeHouse Foods Inc *	1,204	38
Turning Point Brands Inc	398	28
Tyson Foods Inc, Cl A (C)	4,693	288
United Natural Foods Inc *	2,656	84
Universal Corp/VA	684	37
US Foods Holding Corp *	3,868	277
Utz Brands Inc	999	14
Vita Coco Co Inc/The *	334	11
Vital Farms Inc *	691	23
Walgreens Boots Alliance Inc	13,529	144
Walmart Inc (C)	74,897	7,386
WD-40 Co	260	62
Weis Markets Inc	141	10
WK Kellogg Co	473	9

		55,104
Energy — 7.0%
Antero Midstream Corp	9,345	158
Antero Resources Corp *	7,753	285
APA Corp	9,540	197
Archrock Inc	5,105	138
Ardmore Shipping Corp	1,704	15
Atlas Energy Solutions Inc, Cl A	1,722	33
Baker Hughes Co, Cl A	26,538	1,183
Borr Drilling Ltd	6,100	16
Bristow Group Inc *	416	15
Cactus Inc, Cl A	1,614	85
California Resources Corp	1,751	78
Centrus Energy Corp, Cl A *	206	19
ChampionX Corp	5,074	151
Cheniere Energy Inc	6,104	1,395
Chesapeake Energy Corp	6,409	634
Chevron Corp (C)	47,483	7,532
Chord Energy Corp	1,575	180
Civitas Resources Inc	2,706	104
Clean Energy Fuels Corp *	7,126	15
CNX Resources Corp *	4,446	128
Comstock Resources Inc *	3,259	59
ConocoPhillips (C)	34,290	3,400
CONSOL Energy Inc	1,959	145
Core Laboratories Inc	1,242	18
Coterra Energy Inc, Cl A	21,288	575

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crescent Energy Co, Cl A	3,953	$50
CVR Energy Inc	501	9
Delek US Holdings Inc	2,371	39
Devon Energy Corp	16,614	602
DHT Holdings Inc	5,005	52
Diamondback Energy Inc	5,193	825
Diversified Energy Co PLC	685	9
Dorian LPG Ltd	858	17
DT Midstream Inc	2,815	271
Encore Energy Corp *	8,840	22
Energy Fuels Inc/Canada *	6,451	27
EOG Resources Inc	15,455	1,962
EQT Corp	16,560	798
Expro Group Holdings NV *	1,878	22
Exxon Mobil Corp (C)	120,532	13,419
FLEX LNG Ltd	871	19
Golar LNG Ltd	2,579	99
Green Plains Inc *	2,152	13
Gulfport Energy Corp *	384	65
Halliburton Co	24,517	647
Helix Energy Solutions Group Inc *	6,039	52
Helmerich & Payne Inc	2,670	71
Hess Corp	7,789	1,160
HF Sinclair Corp	4,158	147
Innovex International Inc *	1,494	27
International Seaways Inc	1,220	41
Kinder Morgan Inc	53,615	1,453
Kinetik Holdings Inc, Cl A	995	58
Kodiak Gas Services Inc	1,132	49
Kosmos Energy Ltd *	14,422	41
Liberty Energy Inc, Cl A	4,166	72
Magnolia Oil & Gas Corp, Cl A	4,663	109
Marathon Petroleum Corp (C)	8,942	1,343
Matador Resources Co	3,983	208
Murphy Oil Corp	3,883	103
Nabors Industries Ltd *	440	18
New Fortress Energy Inc, Cl A	2,545	25
Newpark Resources Inc *	492	3
NextDecade Corp *	4,583	38
Noble Corp PLC	3,669	95
Nordic American Tankers Ltd	8,650	21
Northern Oil & Gas Inc	2,512	79
NOV Inc	10,039	150
Occidental Petroleum Corp	18,811	919
Oceaneering International Inc *	2,489	55
ONEOK Inc	15,751	1,581
Ovintiv Inc	7,652	333
Par Pacific Holdings Inc *	1,423	20
Patterson-UTI Energy Inc	9,867	82
PBF Energy Inc, Cl A	2,798	60
Peabody Energy Corp	4,022	55
Permian Resources Corp, Cl A	17,700	249
Phillips 66	11,252	1,459

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ProPetro Holding Corp *	2,710	$23
Range Resources Corp	7,009	260
REX American Resources Corp *	440	17
RPC Inc	4,932	28
Sable Offshore Corp *	1,159	33
Schlumberger NV	37,846	1,577
Scorpio Tankers Inc	1,208	48
Seadrill Ltd *	2,025	52
Select Water Solutions Inc, Cl A	1,645	20
SFL Corp Ltd, Cl B	4,416	40
Sitio Royalties Corp, Cl A	8,454	169
SM Energy Co	3,018	99
Solaris Energy Infrastructure Inc, Cl A	1,620	55
Talos Energy Inc *	3,994	36
Targa Resources Corp	6,009	1,212
TechnipFMC PLC	11,302	333
Teekay Tankers Ltd, Cl A	521	20
TETRA Technologies Inc *	17,762	67
Texas Pacific Land Corp	510	728
Tidewater Inc *	1,266	58
Transocean Ltd *	19,394	57
Uranium Energy Corp *	9,689	54
VAALCO Energy Inc	5,541	22
Valaris Ltd *	1,441	51
Valero Energy Corp (C)	8,499	1,111
Viper Energy Inc, Cl A	2,903	135
Vital Energy Inc *	595	16
Vitesse Energy Inc	1,178	30
Weatherford International PLC	1,860	115
Williams Cos Inc/The	32,744	1,905
World Kinect Corp	1,633	49

		54,121
Health Care — 5.5%
10X Genomics Inc, Cl A *	1,298	14
Abbott Laboratories	11,506	1,588
AbbVie Inc	11,632	2,431
Acadia Healthcare Co Inc *	476	14
ACADIA Pharmaceuticals Inc *	3,633	71
Addus HomeCare Corp *	242	23
ADMA Biologics Inc *	2,255	37
Agilent Technologies Inc	1,977	253
Agios Pharmaceuticals Inc *	229	8
Akero Therapeutics Inc *	628	31
Align Technology Inc *	557	104
Alkermes PLC *	1,229	42
Alnylam Pharmaceuticals Inc *	891	220
Amedisys Inc *	307	28
Amgen Inc (C)	3,811	1,174
Amicus Therapeutics Inc *	2,796	27
AMN Healthcare Services Inc *	384	10
Amphastar Pharmaceuticals Inc *	518	15
Apellis Pharmaceuticals Inc *	992	25
Apogee Therapeutics Inc *	633	20

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcellx Inc *	468	$30
Arrowhead Pharmaceuticals Inc *	1,007	19
Astrana Health Inc *	107	3
Avantor Inc *	4,642	78
Avidity Biosciences Inc *	998	31
Axsome Therapeutics Inc *	335	43
Azenta Inc *	455	20
Baxter International Inc (C)	3,821	132
Beam Therapeutics Inc *	43	1
Becton Dickinson & Co	2,021	456
Biogen Inc *	957	134
Biohaven Ltd *	529	20
BioMarin Pharmaceutical Inc *	1,238	88
Bio-Rad Laboratories Inc, Cl A *	109	29
Bio-Techne Corp	1,241	77
Blueprint Medicines Corp *	574	55
Boston Scientific Corp *	9,443	980
Bridgebio Pharma Inc *	1,239	43
Bristol-Myers Squibb Co	13,792	822
Bruker Corp	555	26
Cardinal Health Inc	1,745	226
Catalyst Pharmaceuticals Inc *	147	3
Celldex Therapeutics Inc *	792	16
Cencora Inc	1,182	300
Centene Corp *	3,593	209
Certara Inc *	1,670	20
Charles River Laboratories International Inc *	423	70
Chemed Corp	87	52
Cigna Group/The	1,892	584
Concentra Group Holdings Parent Inc	902	20
CONMED Corp	440	26
Cooper Cos Inc/The *	1,319	119
Corcept Therapeutics Inc *	407	25
CorVel Corp *	300	33
Crinetics Pharmaceuticals Inc *	769	28
CVS Health Corp	8,761	576
Cytokinetics Inc *	1,026	47
Danaher Corp	4,484	932
DaVita Inc *	377	56
Denali Therapeutics Inc *	1,280	21
DENTSPLY SIRONA Inc	1,927	32
Dexcom Inc *	2,767	245
Doximity Inc, Cl A *	603	42
Dynavax Technologies Corp, Cl A *	1,968	27
Dyne Therapeutics Inc *	769	10
Edgewise Therapeutics Inc *	255	7
Edwards Lifesciences Corp *	4,269	306
Elanco Animal Health Inc *	4,345	49
Elevance Health Inc	1,603	636
Eli Lilly & Co	5,507	5,070
Encompass Health Corp	696	70
Enovis Corp *	714	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ensign Group Inc/The	457	$59
Envista Holdings Corp *	1,835	37
Evolent Health Inc, Cl A *	548	5
Exact Sciences Corp *	1,120	53
Exelixis Inc *	1,690	65
Fortrea Holdings Inc *	800	11
GE HealthCare Technologies Inc	3,116	272
Geron Corp *	6,774	12
Gilead Sciences Inc (C)	9,373	1,071
Glaukos Corp *	414	50
Globus Medical Inc, Cl A *	913	73
Guardant Health Inc *	2,015	86
Haemonetics Corp *	263	17
Halozyme Therapeutics Inc *	659	39
HCA Healthcare Inc	1,274	390
HealthEquity Inc *	472	52
Henry Schein Inc *	701	51
Hims & Hers Health Inc *	1,212	55
Hologic Inc *	1,677	106
Humana Inc	803	217
ICU Medical Inc *	216	32
Ideaya Biosciences Inc *	1,035	21
IDEXX Laboratories Inc *	574	251
Illumina Inc *	1,173	104
Incyte Corp *	1,271	93
Insmed Inc *	1,390	113
Inspire Medical Systems Inc *	203	38
Insulet Corp *	523	142
Integer Holdings Corp *	208	26
Integra LifeSciences Holdings Corp *	764	18
Intellia Therapeutics Inc *	1,368	14
Intra-Cellular Therapies Inc *	779	100
Intuitive Surgical Inc *	2,498	1,432
Ionis Pharmaceuticals Inc *	1,251	42
Iovance Biotherapeutics Inc *	2,165	9
IQVIA Holdings Inc *	1,203	227
iRhythm Technologies Inc *	208	23
Jazz Pharmaceuticals PLC *	330	47
Johnson & Johnson	15,874	2,620
Krystal Biotech Inc *	207	37
Kymera Therapeutics Inc *	665	21
Labcorp Holdings Inc	652	164
Lantheus Holdings Inc *	349	33
LeMaitre Vascular Inc	263	24
LivaNova PLC *	534	22
Madrigal Pharmaceuticals Inc *	114	39
Masimo Corp *	264	50
McKesson Corp	871	558
Medpace Holdings Inc *	203	66
Medtronic PLC	8,603	792
Merck & Co Inc	17,194	1,586
Merit Medical Systems Inc *	333	34
Mettler-Toledo International Inc *	142	181

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moderna Inc *	2,118	$66
Molina Healthcare Inc *	370	111
Myriad Genetics Inc *	1,136	12
Natera Inc *	841	131
Neogen Corp *	849	9
NeoGenomics Inc *	999	10
Neurocrine Biosciences Inc *	701	83
Novocure Ltd *	401	8
Nuvalent Inc, Cl A *	378	28
Omnicell Inc *	248	9
Option Care Health Inc *	738	25
Organon & Co	2,315	35
Patterson Cos Inc	1,938	60
Penumbra Inc *	248	71
Perrigo Co PLC	1,200	35
Pfizer Inc	39,956	1,056
Premier Inc, Cl A	190	3
Prestige Consumer Healthcare Inc *	385	33
Privia Health Group Inc *	110	3
PROCEPT BioRobotics Corp *	175	11
Progyny Inc *	1,026	23
Protagonist Therapeutics Inc *	750	28
PTC Therapeutics Inc *	720	40
QIAGEN NV	1,570	60
Quest Diagnostics Inc	861	149
QuidelOrtho Corp *	663	26
RadNet Inc *	508	28
Regeneron Pharmaceuticals Inc	732	511
Repligen Corp *	352	56
ResMed Inc	1,111	259
REVOLUTION Medicines Inc *	1,202	49
Revvity Inc	811	91
Rhythm Pharmaceuticals Inc *	167	9
Roivant Sciences Ltd *	2,796	30
Royalty Pharma PLC, Cl A	2,375	80
Sarepta Therapeutics Inc *	614	66
Scholar Rock Holding Corp *	705	27
Select Medical Holdings Corp	1,118	20
Solventum Corp *	1,132	90
Sotera Health Co *	1,761	22
SpringWorks Therapeutics Inc *	519	30
STAAR Surgical Co *	652	11
STERIS PLC	645	141
Stryker Corp	2,431	939
Surgery Partners Inc *	1,007	24
Syndax Pharmaceuticals Inc *	134	2
Tandem Diabetes Care Inc *	721	16
Teladoc Health Inc *	1,526	15
Teleflex Inc	341	45
Tenet Healthcare Corp *	673	85
TG Therapeutics Inc *	925	28
Thermo Fisher Scientific Inc	2,729	1,444
TransMedics Group Inc *	126	10

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Twist Bioscience Corp *	246	$10
UFP Technologies Inc *	94	21
Ultragenyx Pharmaceutical Inc *	748	32
United Therapeutics Corp *	314	100
UnitedHealth Group Inc (C)	6,200	2,945
Universal Health Services Inc, Cl B	350	61
Vaxcyte Inc *	830	61
Veeva Systems Inc, Cl A *	1,236	277
Veracyte Inc *	280	10
Vericel Corp *	1,253	64
Vertex Pharmaceuticals Inc *	1,898	911
Viatris Inc	7,493	69
Viking Therapeutics Inc *	743	21
Waters Corp *	398	150
West Pharmaceutical Services Inc	597	139
Zimmer Biomet Holdings Inc	1,318	137
Zoetis Inc, Cl A	3,276	548

		42,596
Industrials — 0.0%
BROOKFIELD INFRASTRUCTURE-A, Cl A	720	29

Information Technology — 1.8%
Accenture PLC, Cl A	1,377	480
ACI Worldwide Inc *	11	1
Adobe Inc *	970	425
Akamai Technologies Inc *	269	22
Altair Engineering Inc, Cl A *	21	2
Amdocs Ltd	325	28
ANSYS Inc *	226	75
AppLovin Corp, Cl A *	584	190
Aspen Technology Inc *	13	3
Atlassian Corp, Cl A *	357	102
Autodesk Inc *	424	116
Bentley Systems Inc, Cl B	117	5
BILL Holdings Inc *	323	18
Cadence Design Systems Inc *	629	158
Cloudflare Inc, Cl A *	555	81
Cognizant Technology Solutions Corp, Cl A	1,289	107
CommVault Systems Inc *	43	7
Confluent Inc, Cl A *	828	26
Crowdstrike Holdings Inc, Cl A *	506	197
Datadog Inc, Cl A *	764	89
DocuSign Inc, Cl A *	317	26
Dropbox Inc, Cl A *	129	3
Dynatrace Inc *	887	51
Elastic NV *	325	38
EPAM Systems Inc *	189	39
Fair Isaac Corp *	61	115
Fortinet Inc *	1,251	135
Gartner Inc *	152	76
Gen Digital Inc	1,464	40
Gitlab Inc, Cl A *	59	4
Globant SA *	104	16

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GoDaddy Inc, Cl A *	314	$56
Guidewire Software Inc *	193	39
HubSpot Inc *	119	86
International Business Machines Corp	2,037	514
Intuit Inc	626	384
Kyndryl Holdings Inc *	441	17
Manhattan Associates Inc *	171	30
MARA Holdings Inc *	1,540	21
Microsoft Corp (C)	16,537	6,565
MicroStrategy Inc, Cl A *	339	87
MongoDB Inc, Cl A *	171	46
Nutanix Inc, Cl A *	491	38
Okta Inc, Cl A *	355	32
Oracle Corp	3,587	596
Palantir Technologies Inc, Cl A *	4,287	364
Palo Alto Networks Inc *	1,516	289
Procore Technologies Inc *	162	12
PTC Inc *	318	52
Q2 Holdings Inc *	33	3
Roper Technologies Inc	234	137
Salesforce Inc	2,110	628
SentinelOne Inc, Cl A *	227	5
ServiceNow Inc *	447	416
Snowflake Inc, Cl A *	728	129
SPS Commerce Inc *	32	4
Synopsys Inc *	355	162
Tenable Holdings Inc *	22	1
Twilio Inc, Cl A *	281	34
Tyler Technologies Inc *	98	60
UiPath Inc, Cl A *	2,002	25
Unity Software Inc *	978	25
Varonis Systems Inc, Cl B *	569	24
VeriSign Inc *	212	50
Workday Inc, Cl A *	523	138
Zoom Video Communications Inc, Cl A *	745	55
Zscaler Inc *	250	49

		13,848
Real Estate — 2.9%
Acadia Realty Trust ‡	1,420	33
Agree Realty Corp ‡	1,661	123
Alexander & Baldwin Inc ‡	666	12
Alexandria Real Estate Equities Inc ‡	2,619	268
American Assets Trust Inc ‡	1,452	33
American Healthcare REIT Inc ‡	2,627	78
American Homes 4 Rent, Cl A ‡	4,675	173
American Tower Corp, Cl A ‡	6,786	1,395
Americold Realty Trust Inc ‡	3,951	91
Apartment Investment and Management Co, Cl A ‡	962	9
Apple Hospitality REIT Inc ‡	2,807	42
Armada Hoffler Properties Inc ‡	5,383	49
AvalonBay Communities Inc ‡	2,067	467
Brandywine Realty Trust ‡	1,025	5

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brixmor Property Group Inc ‡	4,169	$117
Broadstone Net Lease Inc, Cl A ‡	2,229	38
BXP Inc ‡	2,562	182
Camden Property Trust ‡	1,362	169
CareTrust REIT Inc ‡	2,576	67
CBRE Group Inc, Cl A *	4,661	662
Centerspace ‡	430	28
Compass Inc, Cl A *	4,431	40
COPT Defense Properties ‡	1,824	49
CoStar Group Inc *	5,885	449
Cousins Properties Inc ‡	2,767	84
Crown Castle Inc ‡	6,066	571
CubeSmart ‡	3,211	133
Curbline Properties Corp ‡	1,744	43
Cushman & Wakefield PLC *	4,153	49
DiamondRock Hospitality Co ‡	4,058	33
Digital Realty Trust Inc ‡	4,762	744
Douglas Emmett Inc ‡	2,945	51
Easterly Government Properties Inc, Cl A ‡	853	10
EastGroup Properties Inc ‡	771	141
Elme Communities ‡	833	14
Empire State Realty Trust Inc, Cl A ‡	2,829	26
EPR Properties ‡	884	47
Equinix Inc ‡	1,377	1,246
Equity LifeStyle Properties Inc ‡	2,513	172
Equity Residential ‡	5,470	406
Essential Properties Realty Trust Inc ‡	2,294	75
Essex Property Trust Inc ‡	950	296
eXp World Holdings Inc	1,020	10
Extra Space Storage Inc ‡	3,053	466
Federal Realty Investment Trust ‡	1,104	116
First Industrial Realty Trust Inc ‡	1,836	105
Four Corners Property Trust Inc ‡	1,127	32
Gaming and Leisure Properties Inc ‡	3,582	180
Getty Realty Corp ‡	1,013	32
Gladstone Commercial Corp ‡	2,208	36
Global Net Lease Inc ‡	3,525	28
Healthcare Realty Trust Inc, Cl A ‡	5,015	86
Healthpeak Properties Inc ‡	9,365	192
Highwoods Properties Inc ‡	1,126	33
Host Hotels & Resorts Inc ‡	9,786	158
Howard Hughes Holdings Inc *	469	37
Independence Realty Trust Inc ‡	2,888	63
Innovative Industrial Properties Inc, Cl A ‡	383	28
InvenTrust Properties Corp ‡	1,459	43
Invitation Homes Inc ‡	8,389	285
Iron Mountain Inc ‡	4,323	403
JBG SMITH Properties ‡	2,091	32
Jones Lang LaSalle Inc *	709	193
Kennedy-Wilson Holdings Inc	691	7
Kilroy Realty Corp ‡	1,506	54
Kimco Realty Corp ‡	9,280	205
Kite Realty Group Trust ‡	3,172	73

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lamar Advertising Co, Cl A ‡	1,179	$146
Lineage Inc ‡	927	56
LTC Properties Inc ‡	630	22
LXP Industrial Trust, Cl B ‡	2,833	25
Macerich Co/The ‡	4,583	83
Marcus & Millichap Inc	136	5
Medical Properties Trust Inc ‡	5,740	34
Mid-America Apartment Communities Inc ‡	1,756	295
National Health Investors Inc ‡	543	39
National Storage Affiliates Trust ‡	1,000	39
NETSTREIT Corp ‡	13,282	199
Newmark Group Inc, Cl A	1,146	17
NexPoint Residential Trust Inc ‡	680	29
NNN REIT Inc ‡	3,049	129
Omega Healthcare Investors Inc ‡	3,740	138
Opendoor Technologies Inc *	9,235	12
Outfront Media Inc ‡	3,084	57
Paramount Group Inc ‡	6,372	29
Park Hotels & Resorts Inc ‡	2,647	32
Pebblebrook Hotel Trust ‡	904	11
Phillips Edison & Co Inc ‡	1,460	54
Piedmont Office Realty Trust Inc, Cl A ‡	2,606	20
PotlatchDeltic Corp ‡	2,375	110
Prologis Inc ‡	13,470	1,669
Public Storage ‡	2,223	675
Rayonier Inc ‡	2,078	55
Realty Income Corp ‡	12,340	704
Redfin Corp *	882	6
Regency Centers Corp ‡	2,584	198
Rexford Industrial Realty Inc ‡	3,404	141
RLJ Lodging Trust ‡	3,616	33
Ryman Hospitality Properties Inc ‡	691	68
Sabra Health Care REIT Inc ‡	3,721	62
Safehold Inc ‡	1,365	25
SBA Communications Corp, Cl A ‡	1,567	341
Service Properties Trust ‡	5,418	16
Simon Property Group Inc ‡	4,720	878
SITE Centers Corp ‡	872	12
SL Green Realty Corp ‡	1,003	65
St Joe Co/The	386	19
STAG Industrial Inc ‡	2,579	93
Sun Communities Inc ‡	1,802	245
Sunstone Hotel Investors Inc ‡	2,968	31
Tanger Inc ‡	1,732	61
Terreno Realty Corp ‡	2,773	188
UDR Inc ‡	4,721	213
UMH Properties Inc ‡	1,654	31
Uniti Group Inc ‡	4,971	29
Urban Edge Properties ‡	2,660	55
Ventas Inc ‡	6,251	432
Veris Residential Inc ‡	1,495	25
VICI Properties Inc, Cl A ‡	14,480	470
Vornado Realty Trust ‡	2,442	103

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Welltower Inc ‡	8,781	$1,348
Weyerhaeuser Co ‡	10,390	313
WP Carey Inc ‡	3,058	196
Xenia Hotels & Resorts Inc ‡	2,525	34
Zillow Group Inc, Cl A *	586	44
Zillow Group Inc, Cl C *	2,761	212

		22,288
Utilities — 1.4%
AES Corp/The	5,814	67
ALLETE Inc	454	30
Alliant Energy Corp	2,013	130
Ameren Corp	2,254	229
American Electric Power Co Inc	3,879	411
American States Water Co	222	17
American Water Works Co Inc	1,649	224
Atmos Energy Corp	1,309	199
Avista Corp	373	15
Black Hills Corp	539	33
Brookfield Renewable Corp	1,331	37
California Water Service Group	479	22
CenterPoint Energy Inc	5,572	192
Chesapeake Utilities Corp	224	28
Clearway Energy Inc, Cl C	1,217	34
CMS Energy Corp	2,504	183
Consolidated Edison Inc	2,552	259
Constellation Energy Corp	2,702	677
Dominion Energy Inc	6,927	392
DTE Energy Co	1,717	230
Duke Energy Corp	5,442	639
Edison International	3,157	172
Entergy Corp	3,599	314
Essential Utilities Inc	1,722	65
Evergy Inc	1,610	111
Eversource Energy	3,240	204
Exelon Corp	7,871	348
FirstEnergy Corp	4,614	179
IDACORP Inc	524	62
MDU Resources Group Inc	3,507	60
MGE Energy Inc	203	19
National Fuel Gas Co	652	49
New Jersey Resources Corp	716	35
NextEra Energy Inc	16,209	1,137
NiSource Inc	3,518	144
Northwest Natural Holding Co	440	18
Northwestern Energy Group Inc	385	22
NRG Energy Inc	1,606	170
OGE Energy Corp	1,985	92
ONE Gas Inc	504	38
Ormat Technologies Inc	438	31
Otter Tail Corp	302	24
PG&E Corp	17,934	293
Pinnacle West Capital Corp	805	74
Portland General Electric Co	1,208	54

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PPL Corp	5,824	$205
Public Service Enterprise Group Inc	4,122	335
Sempra	5,187	371
SJW Group	437	23
Southern Co/The	9,012	809
Southwest Gas Holdings Inc	639	48
Spire Inc	462	36
TXNM Energy Inc	569	30
UGI Corp	1,531	52
Vistra Corp	2,953	395
WEC Energy Group Inc	2,561	273
Xcel Energy Inc	4,611	332

		10,672
Total Common Stock
(Cost $105,698) ($ Thousands)		216,057
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 6.1%
Communication Services — 0.2%
DISH DBS
5.250%, 12/01/2026 (D)	$920	865
Prosus
3.680%, 01/21/2030	207	190
Time Warner Cable LLC
4.500%, 09/15/2042	245	189
Warnermedia Holdings
3.755%, 03/15/2027	596	582

		1,826

Consumer Discretionary — 0.7%
Ford Motor
3.250%, 02/12/2032	369	308
Ford Motor Credit LLC
6.125%, 03/08/2034	338	330
General Motors Financial
5.750%, 02/08/2031	708	720
Harley-Davidson Financial Services
6.500%, 03/10/2028 (D)	26	27
3.050%, 02/14/2027 (D)	634	608
Hilton Domestic Operating
5.875%, 04/01/2029 (D)	518	522
Hyundai Capital America
6.100%, 09/21/2028 (D)	292	304
5.275%, 06/24/2027 (D)	94	95
5.250%, 01/08/2027 (D)	200	202
Marriott International
5.300%, 05/15/2034	277	279
4.900%, 04/15/2029	401	405
MDC Holdings
6.000%, 01/15/2043	340	344
Nissan Motor
4.345%, 09/17/2027 (D)	1,034	1,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Macau
5.625%, 08/26/2028 (D)	$341	$331

		5,491

Consumer Staples — 0.4%
Cargill
5.125%, 10/11/2032 (D)	210	214
Cencosud
5.950%, 05/28/2031 (D)	212	216
General Mills
4.875%, 01/30/2030	374	375
4.700%, 01/30/2027	194	195
Imperial Brands Finance PLC MTN
5.875%, 07/01/2034 (D)	600	610
Philip Morris International
5.375%, 02/15/2033	606	620
Roche Holdings
4.203%, 09/09/2029 (D)	561	557
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	497	1

		2,788

Energy — 0.4%
Continental Resources/Oklahoma
4.375%, 01/15/2028	574	565
Devon Energy
5.200%, 09/15/2034	559	543
Ecopetrol
8.625%, 01/19/2029	611	654
Occidental Petroleum
6.625%, 09/01/2030	163	172
5.375%, 01/01/2032	195	194
5.200%, 08/01/2029	184	185
ONEOK
6.050%, 09/01/2033	271	284
ONEOK Partners
6.125%, 02/01/2041	54	56
Var Energi
8.000%, 11/15/2032 (D)	357	406
7.500%, 01/15/2028 (D)	276	293

		3,352

Financials — 2.7%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (B)(D)	308	326
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (B)	300	316
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (B)	708	716
Athene Global Funding
5.620%, 05/08/2026 (D)	263	266

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.583%, 01/09/2029 (D)	$32	$33
2.717%, 01/07/2029 (D)	80	74
2.550%, 11/19/2030 (D)	47	41
1.985%, 08/19/2028 (D)	211	191
Aviation Capital Group LLC
4.875%, 10/01/2025 (D)	175	175
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	104	100
1.950%, 01/30/2026 (D)	406	395
1.950%, 09/20/2026 (D)	142	136
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	227
5.381%, 03/13/2029	200	205
Banco Santander
6.921%, 08/08/2033	400	430
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	198
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (B)(D)	368	371
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (B)(D)	251	257
Barclays PLC
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	253	257
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	296	292
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (B)(D)	704	731
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (B)(D)	229	236
6.037%, SOFRRATE + 2.260%, 06/15/2035 (B)(D)	391	406
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (B)	470	499
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(F)	583	569
Citigroup
7.625%, H15T5Y + 3.211%(B)(F)	73	76
6.020%, SOFRRATE + 1.830%, 01/24/2036 (B)	12	12
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	564	556
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (B)(D)	470	487
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (B)(D)	272	268

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
5.373%, SOFRRATE + 1.210%, 01/10/2029 (B)		$241	$243
2.129%, SOFRRATE + 1.870%, 11/24/2026 (B)		330	324
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(F)		296	287
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)		762	846
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (B)		371	379
Intesa Sanpaolo
7.200%, 11/28/2033 (D)		231	258
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (B)		323	370
7.500%, USISDA05 + 4.496%(B)(F)		805	813
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)		535	527
Mastercard
4.550%, 01/15/2035		403	393
Morgan Stanley
0.406%, 10/29/2027 (B)	EUR	438	439
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (B)		$250	254
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)		307	297
NatWest Group
3.032%, H15T5Y + 2.350%, 11/28/2035 (B)		239	212
Principal Life Global Funding II
5.100%, 01/25/2029 (D)		439	446
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (B)		268	274
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (B)(D)		221	223
2.889%, H15T1Y + 1.300%, 06/09/2032 (B)(D)		200	173
2.797%, H15T1Y + 1.300%, 01/19/2028 (B)(D)		303	291
Standard Chartered
6.059%, TSFR3M + 1.772%(B)(D)(F)		400	384
5.545%, H15T1Y + 1.050%, 01/21/2029 (B)(D)		355	361
3.971%, H15T1Y + 1.650%, 03/30/2026 (B)(D)		207	207

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (D)		$212	$212
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(F)		600	547
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	199
Toronto-Dominion Bank
5.298%, 01/30/2032		266	271
5.146%, H15T5Y + 1.500%, 09/10/2034 (B)		195	193
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)		563	565
UBS Group
9.250%, H15T5Y + 4.745%(B)(D)(F)		278	304
6.373%, SOFRRATE + 3.340%, 07/15/2026 (B)(D)		277	279
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (B)(D)		421	416
1.982%, H15T1Y + 1.200%, 06/03/2027 (B)(D)		229	221
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)		1,063	955

			21,015

Health Care — 0.0%
Organon & Co
2.875%, 04/30/2028	EUR	200	203

Industrials — 0.6%
Boeing
3.250%, 02/01/2028		$296	283
Caterpillar Financial Services
4.450%, 10/16/2026		559	561
Delta Air Lines
4.750%, 10/20/2028 (D)		450	447
ENA Master Trust
4.000%, 05/19/2048 (D)		269	198
Honeywell International
4.125%, 11/02/2034	EUR	720	790
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$193	194
4.350%, 04/05/2036		481	450
Quikrete Holdings
6.375%, 03/01/2032 (D)		265	269
Regal Rexnord
6.050%, 02/15/2026		770	776

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Waste Management
4.500%, 03/15/2028	$573	$575

		4,543

Information Technology — 0.2%
Broadcom
5.050%, 07/12/2027	223	226
4.150%, 02/15/2028	143	141
Oracle
5.500%, 08/03/2035	474	484
TSMC Arizona
3.875%, 04/22/2027	345	342

		1,193

Materials — 0.1%
Braskem Netherlands Finance BV
8.000%, 10/15/2034 (D)	272	261
Glencore Funding LLC
6.500%, 10/06/2033 (D)	327	353
5.338%, 04/04/2027 (D)	297	301
Volcan Cia Minera SAA
8.750%, 01/24/2030 (D)	69	67

		982

Utilities — 0.8%
Aegea Finance Sarl
6.750%, 05/20/2029	280	276
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	282	250
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	111
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	372	380
CenterPoint Energy Houston Electric LLC
5.050%, 03/01/2035	526	525
4.950%, 04/01/2033	47	47
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (D)	558	553
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	501	477
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	250
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(F)	261	298
Engie Energia Chile
6.375%, 04/17/2034 (D)	330	338
3.400%, 01/28/2030	349	315
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (D)	283	284
Israel Electric MTN
4.250%, 08/14/2028 (D)	236	227

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kallpa Generacion
5.875%, 01/30/2032 (D)	$578	$587
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	212	212
Terraform Global Operating LLC
6.125%, 03/01/2026 (D)	45	45
Vistra
7.000%, H15T5Y + 5.740%(B)(D)(F)	272	276
Vistra Operations LLC
6.950%, 10/15/2033 (D)	415	452

		5,903

Total Corporate Obligations
(Cost $47,207) ($ Thousands)		47,296

ASSET-BACKED SECURITIES — 3.3%
Automotive — 1.3%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(D)	119	119
ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(D)	630	632
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(D)	407	408
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(D)	635	636
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	32	33
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(D)	111	111
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	589	598
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	485	495
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	43	41
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	78	76
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	394
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	667	667

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(D)	$84	$83
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	13	13
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	188	190
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(D)	93	93
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(D)	310	311
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	510	494
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(D)	546	548
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(D)	400	398
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	91	91
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	585	596
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	283	289
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(D)	818	822
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	135	135
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(D)	41	41
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	79	79
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	550
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	466	467
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(D)	212	213
United Auto Credit Securitization Trust, Ser 2024-1, Cl A
6.170%, 08/10/2026(D)	34	34

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	$40	$40
		9,697

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(D)	650	658
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(D)	958	965
		1,623

Other Asset-Backed Securities — 1.8%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	702	657
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	4	4
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(D)	181	182
Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(D)	495	495
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	101	101
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.605%, TSFR3M + 1.312%, 04/20/2034(B)(D)	853	855
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	47	47
Bellemeade Re, Ser 2022-2, Cl M1A
8.352%, SOFR30A + 4.000%, 09/27/2032(B)(D)	463	468
Bellemeade Re, Ser 2023-1, Cl M1A
6.552%, SOFR30A + 2.200%, 10/25/2033(B)(D)	678	682
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	161	156
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	157	142
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	494	498
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	768	721
Eagle RE, Ser 2023-1, Cl M1A
6.352%, SOFR30A + 2.000%, 09/26/2033(B)(D)	479	481

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Equify ABS LLC, Ser 2024-1A, Cl A
5.430%, 04/18/2033(D)	$475	$475
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	205	189
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	363	361
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	255	244
Kings Park CLO, Ser 2021-1A, Cl A
5.685%, TSFR3M + 1.392%, 01/21/2035(B)(D)	706	707
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(D)	881	885
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(D)	148	148
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	140	132
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	119	111
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
5.695%, TSFR3M + 1.392%, 07/17/2035(B)(D)	624	626
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	74	74
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	575	565
Oportun Funding Trust, Ser 2025-1, Cl A
4.960%, 08/16/2032(D)	589	589
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(D)	277	280
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(D)	950	951
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
4.939%, 07/15/2032(B)(D)	342	342
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(D)	291	294
Rad CLO 14, Ser 2021-14A, Cl A
5.734%, TSFR3M + 1.432%, 01/15/2035(B)(D)	500	501
Regatta XIX Funding, Ser 2022-1A, Cl A1
5.613%, TSFR3M + 1.320%, 04/20/2035(B)(D)	691	693

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	$257	$239
		13,895

Total Asset-Backed Securities
(Cost $25,340) ($ Thousands)		25,215

MORTGAGE-BACKED SECURITIES — 3.2%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
1.547%, 05/15/2046(B)	526	57
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.697%, 06/15/2047(B)	785	93
FHLMC CMO, Ser 2017-4719, Cl JS, IO
1.697%, 09/15/2047(B)	582	66
FHLMC CMO, Ser 2020-4954, Cl SL, IO
1.584%, 02/25/2050(B)	822	88
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.634%, 06/25/2050(B)	1,610	176
FNMA
3.000%, 02/01/2052	1,894	1,668
FNMA CMO, Ser 2014-78, Cl SE, IO
1.634%, 12/25/2044(B)	545	53
FNMA CMO, Ser 2016-77, Cl DS, IO
1.534%, 10/25/2046(B)	527	58
FNMA CMO, Ser 2017-62, Cl AS, IO
1.684%, 08/25/2047(B)	659	71
GNMA CMO, Ser 2017-122, Cl SA, IO
1.774%, 08/20/2047(B)	527	67

		2,397
Non-Agency Mortgage-Backed Obligations — 2.9%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	30	20
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	184	93
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	71	48
AREIT Trust, Ser 2022-CRE6, Cl A
5.590%, SOFR30A + 1.250%, 01/20/2037(B)(D)	740	741
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(B)(D)	395	377
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.567%, TSFR1M + 2.254%, 10/15/2037(B)(D)	710	713

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BFLD Trust, Ser 2021-FPM, Cl A
6.027%, TSFR1M + 1.714%, 06/15/2038(B)(D)	$1,065	$1,065
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.258%, TSFR1M + 1.946%, 04/15/2034(B)(D)	152	150
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.508%, TSFR1M + 2.196%, 04/15/2034(B)(D)	610	604
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	31
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	88	37
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(B)(D)	475	469
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.002%, SOFR30A + 1.650%, 12/25/2041(B)(D)	304	306
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.252%, SOFR30A + 1.900%, 12/25/2041(B)(D)	1,008	1,022
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
5.552%, SOFR30A + 1.200%, 01/25/2042(B)(D)	178	178
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.852%, SOFR30A + 3.500%, 03/25/2042(B)(D)	744	779
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.452%, SOFR30A + 3.100%, 03/25/2042(B)(D)	185	192
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.652%, SOFR30A + 2.300%, 01/25/2043(B)(D)	1,035	1,059
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.852%, SOFR30A + 2.500%, 04/25/2043(B)(D)	759	772
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.653%, SOFR30A + 2.300%, 05/25/2043(B)(D)	678	693

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.253%, SOFR30A + 1.900%, 06/25/2043(B)(D)	$694	$700
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.814%, TSFR1M + 0.494%, 12/25/2036(B)	130	41
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.352%, SOFR30A + 2.000%, 01/25/2051(B)(D)	47	47
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.002%, SOFR30A + 1.650%, 01/25/2034(B)(D)	104	105
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.852%, SOFR30A + 1.500%, 10/25/2041(B)(D)	971	978
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.152%, SOFR30A + 1.800%, 11/25/2041(B)(D)	953	962
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.702%, SOFR30A + 2.350%, 12/25/2041(B)(D)	635	644
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
5.302%, SOFR30A + 0.950%, 12/25/2041(B)(D)	829	828
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.652%, SOFR30A + 1.300%, 02/25/2042(B)(D)	246	246
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.552%, SOFR30A + 2.200%, 05/25/2042(B)(D)	280	284
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.302%, SOFR30A + 2.950%, 06/25/2042(B)(D)	353	361
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.852%, SOFR30A + 2.500%, 03/25/2052(B)(D)	471	478
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.453%, SOFR30A + 2.100%, 03/25/2043(B)(D)	387	394

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.453%, SOFR30A + 2.100%, 04/25/2043(B)(D)	$232	$236
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.852%, SOFR30A + 3.500%, 05/25/2043(B)(D)	1,327	1,419
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.352%, SOFR30A + 2.000%, 05/25/2043(B)(D)	643	650
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.552%, SOFR30A + 1.200%, 08/25/2044(B)(D)	761	762
FNMA Connecticut Avenue Securities Trust, Ser 2015-C04, Cl 1M2
10.167%, SOFR30A + 5.814%, 04/25/2028(B)	48	49
FNMA Connecticut Avenue Securities Trust, Ser 2021-R02, Cl 2M2
6.352%, SOFR30A + 2.000%, 11/25/2041(B)(D)	429	435
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.125%, 08/10/2044(B)(D)	12	9
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	22
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	647
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	214	210
HFX, Ser 2017-1A, Cl A3
3.622%, 03/15/2035	143	143
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.934%, TSFR1M + 0.614%, 03/25/2035(B)	17	14
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.400%, 09/15/2047(B)	1,104	–
JPMorgan Chase, Ser 2019-CL1, Cl M3
6.534%, TSFR1M + 2.214%, 04/25/2047(B)(D)	85	86
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	84	28
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	94	94

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.891%, TSFR1M + 1.579%, 07/15/2036(B)(D)	$294	$270
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	770	792
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.404%, 11/15/2049(B)	620	594
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
9.967%, SOFR30A + 5.614%, 11/25/2025(B)(D)	21	22
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.717%, SOFR30A + 5.364%, 11/25/2025(B)(D)	86	89

		22,009
Total Mortgage-Backed Securities
(Cost $25,406) ($ Thousands)		24,406

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FFCB^
4.565%, SOFRRATE + 0.235%, 02/11/2028(B)	800	800
4.350%, SOFRRATE + 0.020%, 11/06/2025(B)	700	700
FHLB^
4.490%, SOFRRATE + 0.160%, 07/10/2025(B)	900	901
4.470%, SOFRRATE + 0.140%, 04/21/2025(B)	1,100	1,100
4.000%, 10/09/2026	400	400
FHLMC^
4.200%, 08/28/2025	700	700
0.375%, 07/21/2025	700	689
FNMA^
4.590%, SOFRRATE + 0.260%, 11/05/2027(B)	700	701
0.625%, 04/22/2025	1,300	1,294
0.500%, 06/17/2025	1,500	1,483

Total U.S. Government Agency Obligations
(Cost $8,799) ($ Thousands)		8,768

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	$213	$173
Dominican Republic International Bond
4.875%, 09/23/2032(D)	881	805
Israel Government International Bond
5.375%, 02/19/2030	250	252

Total Sovereign Debt
(Cost $1,272) ($ Thousands)		1,230

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc CVR *‡‡	366	–
Mirati Therapeutics CVR *‡‡	600	–
Novartis AG CVR *‡‡	972	1
Total Rights
(Cost $—) ($ Thousands)		1

Total Investments in Securities — 94.6%
(Cost $618,336) ($ Thousands)		$731,694

	Shares
COMMON STOCK SOLD SHORT— (2.7)%
Communication Services — (0.5)%
Cable One Inc	(94)	(24)
Charter Communications Inc, Cl A *	(1,162)	(422)
Comcast Corp, Cl A	(51,171)	(1,836)
EchoStar Corp, Cl A *	(2,140)	(67)
Fox Corp	(5,290)	(296)
Interpublic Group of Cos Inc/The	(4,643)	(127)
John Wiley & Sons Inc, Cl A	(666)	(27)
Liberty Broadband Corp, Cl A *	(32)	(3)
Liberty Broadband Corp, Cl C *	(1,429)	(118)
Magnite Inc *	(2,383)	(38)
New York Times Co/The, Cl A	(2,047)	(98)
News Corp	(1,070)	(35)
News Corp, Cl A	(8,556)	(245)
Nexstar Media Group Inc, Cl A	(474)	(80)
Omnicom Group Inc	(3,413)	(282)
Paramount Global, Cl B	(7,141)	(81)
Sirius XM Holdings Inc	(2,890)	(70)
TEGNA Inc	(1,453)	(26)
Trade Desk Inc/The, Cl A *	(5,801)	(408)

		(4,283)

Energy — 0.0%
CONSOL Energy Inc	(121)	(9)

Information Technology — (2.2)%
Advanced Micro Devices Inc *	(2,985)	(298)
Amphenol Corp, Cl A	(2,367)	(158)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Analog Devices Inc	(1,026)	$(236)
Apple Inc	(22,316)	(5,397)
Applied Materials Inc	(1,538)	(243)
Arista Networks Inc *	(1,757)	(164)
Arrow Electronics Inc *	(114)	(12)
Astera Labs Inc *	(234)	(17)
Broadcom Inc	(7,611)	(1,518)
CDW Corp/DE	(252)	(45)
Ciena Corp *	(329)	(26)
Cirrus Logic Inc *	(221)	(23)
Cisco Systems Inc	(7,286)	(467)
Coherent Corp *	(392)	(29)
Corning Inc	(1,527)	(77)
Credo Technology Group Holding Ltd *	(461)	(25)
Dell Technologies Inc, Cl C	(459)	(47)
Enphase Energy Inc *	(129)	(7)
Entegris Inc	(255)	(26)
F5 Inc *	(125)	(37)
Fabrinet *	(145)	(29)
First Solar Inc *	(142)	(19)
Hewlett Packard Enterprise Co	(3,083)	(61)
HP Inc	(1,751)	(54)
Intel Corp	(7,610)	(181)
Jabil Inc	(150)	(23)
Juniper Networks Inc	(475)	(17)
Keysight Technologies Inc *	(281)	(45)
KLA Corp	(260)	(184)
Lam Research Corp	(2,453)	(188)
Lattice Semiconductor Corp *	(31)	(2)
Marvell Technology Inc	(1,616)	(148)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Microchip Technology Inc	(932)	$(55)
Micron Technology Inc	(1,855)	(174)
MKS Instruments Inc	(270)	(25)
Monolithic Power Systems Inc	(98)	(60)
Motorola Solutions Inc	(305)	(134)
NetApp Inc	(523)	(52)
NVIDIA Corp	(42,631)	(5,325)
ON Semiconductor Corp *	(942)	(44)
Onto Innovation Inc *	(151)	(22)
Pure Storage Inc, Cl A *	(588)	(31)
Qorvo Inc *	(220)	(16)
QUALCOMM Inc	(2,209)	(347)
SANDISK CORP *	(208)	(10)
Skyworks Solutions Inc	(374)	(25)
Super Micro Computer Inc *	(1,100)	(46)
TD SYNNEX Corp	(265)	(36)
Teledyne Technologies Inc *	(155)	(80)
Teradyne Inc	(212)	(23)
Texas Instruments Inc	(1,560)	(306)
Trimble Inc *	(661)	(48)
Universal Display Corp	(166)	(26)
Western Digital Corp *	(626)	(31)
Zebra Technologies Corp, Cl A *	(72)	(23)

		(16,742)

Total Common Stock Sold Short
(Proceeds $17,590) ($ Thousands)		(21,034)

Total Investments Sold Short — (2.7)%
(Proceeds $17,590) ($ Thousands)		$(21,034)

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	38	May-2025	$2,874	$2,727	$(147)
Brent Crude^	33	Sep-2025	2,418	2,311	(107)
Brent Crude^	17	Jul-2025	1,235	1,204	(31)
Brent Crude^	68	Mar-2025	5,153	4,952	(201)
Coffee C^	3	May-2025	469	420	(49)
Coffee C^	31	May-2025	3,376	4,336	960
Coffee C^	8	Sep-2025	927	1,068	141
Coffee C^	4	Dec-2025	560	517	(43)
Coffee C^	17	Jul-2025	1,990	2,326	336
Copper^	4	May-2025	422	455	33
Copper^	68	May-2025	7,795	7,732	(63)
Copper^	16	Sep-2025	1,754	1,852	98
Copper^	8	Dec-2025	964	935	(29)
Copper^	8	Jul-2025	850	918	68
Corn^	81	Sep-2025	1,807	1,824	17
Corn^	147	Dec-2025	3,477	3,344	(133)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Corn^	29	May-2025	$663	$681	$18
Corn^	151	Jul-2025	3,868	3,592	(276)
Corn^	45	May-2025	1,146	1,057	(89)
Corn^	38	Jul-2025	861	904	43
Cotton No. 2^	7	Jul-2025	256	232	(24)
Cotton No. 2^	11	May-2025	379	359	(20)
Cotton No. 2^	21	Dec-2025	733	713	(20)
Gasoline^	4	Oct-2025	335	322	(13)
Gasoline^	8	Aug-2025	720	711	(9)
Gasoline^	4	Jun-2025	372	368	(4)
Gasoline^	46	Apr-2025	4,378	4,302	(76)
Gold^	51	Apr-2025	14,185	14,527	342
Gold^	8	Jun-2025	2,148	2,301	153
Gold^	8	Aug-2025	2,220	2,321	101
Gold^	16	Dec-2025	4,667	4,719	52
KC HRW Wheat^	10	Dec-2025	323	310	(13)
KC HRW Wheat^	20	Sep-2025	589	600	11
KC HRW Wheat^	11	May-2025	313	315	2
KC HRW Wheat^	7	May-2025	213	200	(13)
KC HRW Wheat^	10	Jul-2025	290	293	3
Lean Hogs^	7	Jun-2025	270	266	(4)
Lean Hogs^	7	Aug-2025	278	268	(10)
Lean Hogs^	13	Apr-2025	477	435	(42)
Lean Hogs^	18	Oct-2025	614	588	(26)
Live Cattle^	12	Apr-2025	903	924	21
Live Cattle^	7	Jun-2025	514	528	14
Live Cattle^	7	Aug-2025	523	527	4
Live Cattle^	14	Oct-2025	1,070	1,064	(6)
Live Cattle^	5	Jun-2025	383	378	(5)
Live Cattle^	17	Apr-2025	1,339	1,310	(29)
LME Lead^	6	Sep-2025	305	302	(3)
LME Lead^	3	Nov-2025	153	152	(1)
LME Lead^	3	Jul-2025	155	151	(4)
LME Lead^	9	May-2025	448	448	–
LME Nickel^	4	Nov-2025	385	381	(4)
LME Nickel^	4	Jul-2025	397	373	(24)
LME Nickel^	1	May-2025	97	92	(5)
LME Nickel^	8	Sep-2025	772	753	(19)
LME Primary Aluminum^	44	Jun-2025	2,935	2,870	(65)
LME Primary Aluminum^	10	Nov-2025	663	656	(7)
LME Primary Aluminum^	21	Sep-2025	1,364	1,373	9
LME Primary Aluminum^	10	Jul-2025	654	653	(1)
LME Primary Aluminum^	18	May-2025	1,142	1,174	32
LME Zinc^	5	Nov-2025	360	352	(8)
LME Zinc^	10	Sep-2025	743	704	(39)
LME Zinc^	5	Jul-2025	373	351	(22)
LME Zinc^	8	May-2025	568	558	(10)
Low Sulphur Gasoil^	7	Nov-2025	476	460	(16)
Low Sulphur Gasoil^	13	Sep-2025	886	856	(30)
Low Sulphur Gasoil^	92	May-2025	6,372	6,158	(214)
Low Sulphur Gasoil^	6	Jul-2025	402	396	(6)
Natural Gas^	190	Apr-2025	6,881	7,402	521
Natural Gas^	39	Jun-2025	1,355	1,641	286
Natural Gas^	77	Aug-2025	2,842	3,252	410
Natural Gas^	37	Oct-2025	1,572	1,656	84
NY Harbor ULSD^	4	Oct-2025	387	373	(14)
NY Harbor ULSD^	55	Apr-2025	5,502	5,223	(279)
NY Harbor ULSD^	4	Jun-2025	379	372	(7)
NY Harbor ULSD^	7	Aug-2025	671	651	(20)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
NYMEX Cocoa^	17	May-2025	$1,522	$1,552	$30
Platinum^	58	Apr-2025	2,895	2,720	(175)
Silver^	4	Dec-2025	677	650	(27)
Silver^	9	Sep-2025	1,461	1,445	(16)
Silver^	5	Jul-2025	786	795	9
Silver^	16	May-2025	2,661	2,520	(141)
Silver^	3	May-2025	467	473	6
Soybean^	23	Jul-2025	1,219	1,196	(23)
Soybean^	23	May-2025	1,212	1,180	(32)
Soybean^	56	Nov-2025	2,897	2,883	(14)
Soybean Meal^	141	May-2025	4,309	4,232	(77)
Soybean Meal^	18	Jul-2025	556	554	(2)
Soybean Meal^	52	Dec-2025	1,650	1,643	(7)
Soybean Oil^	202	May-2025	5,638	5,348	(290)
Soybean Oil^	21	Jul-2025	594	560	(34)
Soybean Oil^	64	Dec-2025	1,718	1,695	(23)
Sugar No. 11^	65	Sep-2025	1,304	1,326	22
Sugar No. 11^	22	Jun-2025	468	447	(21)
Sugar No. 11^	59	Apr-2025	1,212	1,224	12
U.S. 2-Year Treasury Note	312	Jun-2025	64,264	64,574	310
U.S. 5-Year Treasury Note	585	Jun-2025	62,344	63,143	799
Wheat^	15	Dec-2025	476	453	(23)
Wheat^	31	Sep-2025	900	905	5
Wheat^	16	Jul-2025	466	455	(11)
Wheat^	34	May-2025	996	945	(51)
WTI Crude Oil^	15	Oct-2025	1,033	996	(37)
WTI Crude Oil^	30	Aug-2025	2,090	2,020	(70)
WTI Crude Oil^	15	May-2025	1,105	1,033	(72)
WTI Crude Oil^	15	Jun-2025	1,023	1,026	3
WTI Crude Oil^	28	Apr-2025	1,996	1,942	(54)
			290,279	291,754	1,475
Short Contracts
Cotton No. 2^	(74)	May-2025	$(2,525)	$(2,414)	$111
E-mini S&P Select Sector Consumer Discretionary	(285)	Mar-2025	(66,261)	(62,227)	4,034
Feeder Cattle^	(12)	Apr-2025	(1,602)	(1,638)	(36)
Lean Hogs^	(35)	Apr-2025	(1,174)	(1,171)	3
Lean Hogs^	(35)	Jun-2025	(1,340)	(1,331)	9
LME Lead^	(62)	Jun-2025	(3,099)	(3,096)	3
LME Nickel^	(11)	Jun-2025	(1,028)	(1,022)	6
LME Zinc^	(9)	Jun-2025	(651)	(630)	21
MSCI EAFE Index	(93)	Mar-2025	(10,876)	(11,298)	(422)
Palladium^	(2)	Jun-2025	(206)	(182)	24
S&P 500 Index E-MINI	(72)	Mar-2025	(22,158)	(21,468)	690
S&P 500 Materials Sector Index	(117)	Mar-2025	(11,074)	(11,031)	43
Sugar No. 11^	(29)	Apr-2025	(630)	(601)	29
U.S. Ultra Long Treasury Bond	(7)	Jun-2025	(850)	(868)	(18)
Ultra 10-Year U.S. Treasury Note	(80)	Jun-2025	(9,141)	(9,140)	1
			(132,615)	(128,117)	4,498
			$157,664	$163,637	$5,973

A list of the open forward foreign currency contracts held by the Fund at February 28, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Morgan Stanley	05/09/25	EUR	1,312	USD	1,383	$13

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Multi-Asset Real Return Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2025, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
ITRAXX	1.00%	Quarterly	12/20/2029	$16,850	$(233)	$(263)	$30

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.S43.V1	1.00%	Quarterly	12/20/2029	$16,850	$366	$350	$16

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.401%	CPI	Annually	07/15/2028	USD	103,470	$2,078	$–	$2,078
1.8315%	SOFR	Annually	04/21/2025	USD	2,040	8	8	–
1.9795%	SOFR	Annually	06/09/2025	USD	1,240	8	9	(1)
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	161	149	12
1.9550%	SOFR	Annually	08/04/2025	USD	1,833	18	21	(3)
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	295	327	(32)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	117	140	(23)
1.9950%	SOFR	Annually	07/12/2027	USD	720	30	34	(4)
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	400	418	(18)
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	251	254	(3)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	1,231	1,290	(59)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	41	46	(5)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	48	54	(6)
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,231	2,155	76
						$6,917	$4,905	$2,012

Percentages are based on Net Assets of $773,422 ($ Thousands).
^	Security, or a portion thereof, is held by MARR Commodity Strategy Subsidiary, Ltd. as of February 28, 2025.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $64,216 ($ Thousands), representing 8.3% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

February 28, 2025

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
TRY — Turkish Lira
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations
ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ACWI — All Country World Index
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
BOBL — Bundesobligationen (German Debt Issuance)
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
BUND — German Fixed Interest Bond
BUXL — German Debt Agency Bond
CDO — Collateralized Debt Obligation
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
COOVIBR — Colombia Overnight Interbank Reference Rate
CPI — Consumer Price Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
HRW — Hard Red Winter
IBEX— Spanish Stock Exchange Index
IBR — Interbank Rate of Columbia
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
LTD — Limited
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN TIIE — Mexican Interbank Equilibrium Interest Rate
NASDAQ — National Association of Securities Dealers and Automated Quotations
NATL— National Public Finance Guarantee Corporation

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

February 28, 2025

 (Concluded)

NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-Voting Depository Receipt
NYMEX — New York Mercantile Exchange
OIS — Overnight Index Swap
OMX — OM Stockholm 30 Dividend Point Index
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
Pty — Proprietary
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv US IBOR Consumer Cash Fallback 1 Year
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
STACR — Structured Agency Credit Risk
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offer Rate
THOR — Thai Overnight Repurchase Rate
TOPIX — Tokyo Price Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR6M — Term Secured Overnight Financing Rate 6 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
TSX — Toronto Stock Exchange
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate
WTI — West Texas Intermediate

SEI Institutional Investments Trust